UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07651

Voya Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders.

(a)         The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Global High Dividend Low Volatility Portfolio Class ADV - IGHAX

Voya Global High Dividend Low Volatility Portfolio Class I - IIGZX

Voya Global High Dividend Low Volatility Portfolio Class S - IGHSX

Voya Global High Dividend Low Volatility Portfolio Class S2 - IWTTX

Voya Index Plus LargeCap Portfolio Class ADV - VIPAX

Voya Index Plus LargeCap Portfolio Class I - IPLIX

Voya Index Plus LargeCap Portfolio Class S - IPLSX

Voya Index Plus MidCap Portfolio Class I - IPMIX

Voya Index Plus MidCap Portfolio Class S - IPMSX

Voya Index Plus SmallCap Portfolio Class I - IPSIX

Voya Index Plus SmallCap Portfolio Class S - IPSSX

Voya International Index Portfolio Class ADV - IIIAX

Voya International Index Portfolio Class I - IIIIX

Voya International Index Portfolio Class S - INTIX

Voya International Index Portfolio Class S2 - ISIIX

Voya Russell™ Large Cap Growth Index Portfolio Class ADV - IRLAX

Voya Russell™ Large Cap Growth Index Portfolio Class I - IRLNX

Voya Russell™ Large Cap Growth Index Portfolio Class S - IRLSX

Voya Russell™ Large Cap Index Portfolio Class ADV - IRLIX

Voya Russell™ Large Cap Index Portfolio Class I - IIRLX

Voya Russell™ Large Cap Index Portfolio Class S - IRLCX

Voya Russell™ Large Cap Index Portfolio Class S2 - IRLUX

Voya Russell™ Large Cap Value Index Portfolio Class ADV - IRVAX

Voya Russell™ Large Cap Value Index Portfolio Class I - IRVIX

Voya Russell™ Large Cap Value Index Portfolio Class S - IRVSX

Voya Russell™ Mid Cap Growth Index Portfolio Class I - IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio Class S - IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio Class S2 - IRGVX

Voya Russell™ Mid Cap Index Portfolio Class ADV - IRMAX

Voya Russell™ Mid Cap Index Portfolio Class I - IIRMX

Voya Russell™ Mid Cap Index Portfolio Class S - IRMCX

Voya Russell™ Mid Cap Index Portfolio Class S2 - IRMTX

Voya Russell™ Small Cap Index Portfolio Class ADV - IRSIX

Voya Russell™ Small Cap Index Portfolio Class I - IIRSX

Voya Russell™ Small Cap Index Portfolio Class S - IRSSX

Voya Russell™ Small Cap Index Portfolio Class S2 - IRCIX

Voya Small Company Portfolio Class ADV - IASCX

Voya Small Company Portfolio Class I - IVCSX

Voya Small Company Portfolio Class R6 - VSPRX

Voya Small Company Portfolio Class S - IVPSX

Voya U.S. Bond Index Portfolio Class ADV - ILUAX

Voya U.S. Bond Index Portfolio Class I - ILBAX

Voya U.S. Bond Index Portfolio Class S - ILABX

Voya U.S. Bond Index Portfolio Class S2 - IUSBX

Voya VACS Index Series EM Portfolio Portfolio - VVIEX

Voya VACS Index Series I Portfolio Portfolio - VVIIX

Voya VACS Index Series MC Portfolio Portfolio - VVIMX

Voya VACS Index Series SC Portfolio Portfolio - VVICX

Class ADV: IGHAX

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$56	1.10%

Fund Statistics

  Total Net Assets$347,172,640
  # of Portfolio Holdings242
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	6.1%
Micron Technology, Inc.	2.0%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Meta Platforms, Inc. - Class A	1.3%
Coca-Cola Co.	1.3%
Bank of Nova Scotia	0.9%
Union Pacific Corp.	0.9%
Altria Group, Inc.	0.9%
PepsiCo, Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	4.7%
Italy	1.1%
Switzerland	1.1%
Spain	1.1%
Germany	1.4%
Australia	1.6%
Netherlands	1.9%
France	3.1%
United Kingdom	3.9%
Canada	4.1%
Japan	4.7%
United States	70.0%

Sector Allocation

Table Summary
Value	Value
Financials	25.0%
Information Technology	13.8%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	8.4%
Energy	6.5%
Communication Services	6.4%
Utilities	5.4%
Real Estate	3.9%
Consumer Discretionary	3.1%
Materials	3.0%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IGHAX

Voya Global High Dividend Low Volatility Portfolio

92913T489-SAR

Class I: IIGZX

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.60%

Fund Statistics

  Total Net Assets$347,172,640
  # of Portfolio Holdings242
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	6.1%
Micron Technology, Inc.	2.0%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Meta Platforms, Inc. - Class A	1.3%
Coca-Cola Co.	1.3%
Bank of Nova Scotia	0.9%
Union Pacific Corp.	0.9%
Altria Group, Inc.	0.9%
PepsiCo, Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	4.7%
Italy	1.1%
Switzerland	1.1%
Spain	1.1%
Germany	1.4%
Australia	1.6%
Netherlands	1.9%
France	3.1%
United Kingdom	3.9%
Canada	4.1%
Japan	4.7%
United States	70.0%

Sector Allocation

Table Summary
Value	Value
Financials	25.0%
Information Technology	13.8%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	8.4%
Energy	6.5%
Communication Services	6.4%
Utilities	5.4%
Real Estate	3.9%
Consumer Discretionary	3.1%
Materials	3.0%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIGZX

Voya Global High Dividend Low Volatility Portfolio

92913T471-SAR

Class S: IGHSX

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$43	0.85%

Fund Statistics

  Total Net Assets$347,172,640
  # of Portfolio Holdings242
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	6.1%
Micron Technology, Inc.	2.0%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Meta Platforms, Inc. - Class A	1.3%
Coca-Cola Co.	1.3%
Bank of Nova Scotia	0.9%
Union Pacific Corp.	0.9%
Altria Group, Inc.	0.9%
PepsiCo, Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	4.7%
Italy	1.1%
Switzerland	1.1%
Spain	1.1%
Germany	1.4%
Australia	1.6%
Netherlands	1.9%
France	3.1%
United Kingdom	3.9%
Canada	4.1%
Japan	4.7%
United States	70.0%

Sector Allocation

Table Summary
Value	Value
Financials	25.0%
Information Technology	13.8%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	8.4%
Energy	6.5%
Communication Services	6.4%
Utilities	5.4%
Real Estate	3.9%
Consumer Discretionary	3.1%
Materials	3.0%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IGHSX

Voya Global High Dividend Low Volatility Portfolio

92913T463-SAR

Class S2: IWTTX

Voya Global High Dividend Low Volatility Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$51	1.00%

Fund Statistics

  Total Net Assets$347,172,640
  # of Portfolio Holdings242
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Microsoft Corp.	6.1%
Micron Technology, Inc.	2.0%
AbbVie, Inc.	1.5%
Johnson & Johnson	1.5%
Meta Platforms, Inc. - Class A	1.3%
Coca-Cola Co.	1.3%
Bank of Nova Scotia	0.9%
Union Pacific Corp.	0.9%
Altria Group, Inc.	0.9%
PepsiCo, Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.3%
Countries-Other	4.7%
Italy	1.1%
Switzerland	1.1%
Spain	1.1%
Germany	1.4%
Australia	1.6%
Netherlands	1.9%
France	3.1%
United Kingdom	3.9%
Canada	4.1%
Japan	4.7%
United States	70.0%

Sector Allocation

Table Summary
Value	Value
Financials	25.0%
Information Technology	13.8%
Industrials	11.7%
Health Care	11.5%
Consumer Staples	8.4%
Energy	6.5%
Communication Services	6.4%
Utilities	5.4%
Real Estate	3.9%
Consumer Discretionary	3.1%
Materials	3.0%
Exchange-Traded Funds	0.6%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	(0.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IWTTX

Voya Global High Dividend Low Volatility Portfolio

92913T778-SAR

Class ADV: VIPAX

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$55	1.06%

Fund Statistics

  Total Net Assets$937,867,513
  # of Portfolio Holdings240
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.1%
Alphabet, Inc. - Class A	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.8%
Johnson & Johnson	1.5%
Tesla, Inc.	1.4%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.3%
Financials	11.8%
Communication Services	9.1%
Industrials	9.1%
Consumer Discretionary	9.1%
Health Care	8.8%
Consumer Staples	4.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%
Materials	1.3%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: VIPAX

Voya Index Plus LargeCap Portfolio

92913T216-SAR

Class I: IPLIX

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$29	0.56%

Fund Statistics

  Total Net Assets$937,867,513
  # of Portfolio Holdings240
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.1%
Alphabet, Inc. - Class A	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.8%
Johnson & Johnson	1.5%
Tesla, Inc.	1.4%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.3%
Financials	11.8%
Communication Services	9.1%
Industrials	9.1%
Consumer Discretionary	9.1%
Health Care	8.8%
Consumer Staples	4.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%
Materials	1.3%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPLIX

Voya Index Plus LargeCap Portfolio

92913T836-SAR

Class S: IPLSX

Voya Index Plus LargeCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$42	0.81%

Fund Statistics

  Total Net Assets$937,867,513
  # of Portfolio Holdings240
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	7.5%
Apple, Inc.	6.1%
Alphabet, Inc. - Class A	5.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc. - Class A	1.8%
Johnson & Johnson	1.5%
Tesla, Inc.	1.4%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.1%
Short-Term Investments	1.8%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Information Technology	37.3%
Financials	11.8%
Communication Services	9.1%
Industrials	9.1%
Consumer Discretionary	9.1%
Health Care	8.8%
Consumer Staples	4.4%
Energy	2.9%
Utilities	2.3%
Real Estate	2.0%
Materials	1.3%
Short-Term Investments	1.8%
Assets in Excess of Other Liabilities	0.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPLSX

Voya Index Plus LargeCap Portfolio

92913T737-SAR

Class I: IPMIX

Voya Index Plus MidCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$33	0.61%

Fund Statistics

  Total Net Assets$836,113,547
  # of Portfolio Holdings332
  Portfolio Turnover Rate28%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Curtiss-Wright Corp.	1.2%
US Foods Holding Corp.	1.1%
nVent Electric PLC	1.0%
Pure Storage, Inc. - Class A	1.0%
ATI, Inc.	0.9%
TechnipFMC PLC	0.8%
Watts Water Technologies, Inc. - Class A	0.8%
Illumina, Inc.	0.8%
Twilio, Inc. - Class A	0.8%
Neurocrine Biosciences, Inc.	0.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.8%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Industrials	25.6%
Information Technology	14.6%
Financials	14.4%
Consumer Discretionary	10.2%
Health Care	8.8%
Real Estate	7.3%
Materials	5.1%
Energy	4.1%
Consumer Staples	3.6%
Utilities	2.9%
Communication Services	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPMIX

Voya Index Plus MidCap Portfolio

92913T687-SAR

Class S: IPMSX

Voya Index Plus MidCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$46	0.86%

Fund Statistics

  Total Net Assets$836,113,547
  # of Portfolio Holdings332
  Portfolio Turnover Rate28%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Curtiss-Wright Corp.	1.2%
US Foods Holding Corp.	1.1%
nVent Electric PLC	1.0%
Pure Storage, Inc. - Class A	1.0%
ATI, Inc.	0.9%
TechnipFMC PLC	0.8%
Watts Water Technologies, Inc. - Class A	0.8%
Illumina, Inc.	0.8%
Twilio, Inc. - Class A	0.8%
Neurocrine Biosciences, Inc.	0.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	2.8%
Common Stock	97.8%

Sector Allocation

Table Summary
Value	Value
Industrials	25.6%
Information Technology	14.6%
Financials	14.4%
Consumer Discretionary	10.2%
Health Care	8.8%
Real Estate	7.3%
Materials	5.1%
Energy	4.1%
Consumer Staples	3.6%
Utilities	2.9%
Communication Services	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPMSX

Voya Index Plus MidCap Portfolio

92913T646-SAR

Class I: IPSIX

Voya Index Plus SmallCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$34	0.61%

Fund Statistics

  Total Net Assets$422,635,857
  # of Portfolio Holdings483
  Portfolio Turnover Rate31%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Element Solutions, Inc.	1.0%
Granite Construction, Inc.	0.8%
Enova International, Inc.	0.8%
EnPro Industries, Inc.	0.8%
ESCO Technologies, Inc.	0.7%
Viasat, Inc.	0.7%
FormFactor, Inc.	0.7%
M/I Homes, Inc.	0.6%
Franklin Electric Co., Inc.	0.6%
ACM Research, Inc. - Class A	0.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	2.6%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Financials	17.9%
Industrials	17.0%
Information Technology	14.8%
Consumer Discretionary	13.0%
Health Care	11.9%
Real Estate	6.0%
Materials	4.9%
Energy	4.8%
Communication Services	3.2%
Consumer Staples	3.0%
Utilities	1.9%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPSIX

Voya Index Plus SmallCap Portfolio

92913T539-SAR

Class S: IPSSX

Voya Index Plus SmallCap Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$48	0.86%

Fund Statistics

  Total Net Assets$422,635,857
  # of Portfolio Holdings483
  Portfolio Turnover Rate31%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Element Solutions, Inc.	1.0%
Granite Construction, Inc.	0.8%
Enova International, Inc.	0.8%
EnPro Industries, Inc.	0.8%
ESCO Technologies, Inc.	0.7%
Viasat, Inc.	0.7%
FormFactor, Inc.	0.7%
M/I Homes, Inc.	0.6%
Franklin Electric Co., Inc.	0.6%
ACM Research, Inc. - Class A	0.6%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Short-Term Investments	2.6%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Financials	17.9%
Industrials	17.0%
Information Technology	14.8%
Consumer Discretionary	13.0%
Health Care	11.9%
Real Estate	6.0%
Materials	4.9%
Energy	4.8%
Communication Services	3.2%
Consumer Staples	3.0%
Utilities	1.9%
Short-Term Investments	2.6%
Liabilities in Excess of Other Assets	(1.0)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPSSX

Voya Index Plus SmallCap Portfolio

92913T455-SAR

Class ADV: IIIAX

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$49	0.95%

Fund Statistics

  Total Net Assets$709,493,352
  # of Portfolio Holdings692
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	10.9%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.3%
Germany	8.4%
United Kingdom	10.7%
Japan	22.9%

Sector Allocation

Table Summary
Value	Value
Financials	24.2%
Industrials	18.3%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.9%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.8%
Communication Services	3.7%
Energy	3.2%
Real Estate	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIIAX

Voya International Index Portfolio

92913T679-SAR

Class I: IIIIX

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$24	0.46%

Fund Statistics

  Total Net Assets$709,493,352
  # of Portfolio Holdings692
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	10.9%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.3%
Germany	8.4%
United Kingdom	10.7%
Japan	22.9%

Sector Allocation

Table Summary
Value	Value
Financials	24.2%
Industrials	18.3%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.9%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.8%
Communication Services	3.7%
Energy	3.2%
Real Estate	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIIIX

Voya International Index Portfolio

92913T554-SAR

Class S: INTIX

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$37	0.71%

Fund Statistics

  Total Net Assets$709,493,352
  # of Portfolio Holdings692
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	10.9%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.3%
Germany	8.4%
United Kingdom	10.7%
Japan	22.9%

Sector Allocation

Table Summary
Value	Value
Financials	24.2%
Industrials	18.3%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.9%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.8%
Communication Services	3.7%
Energy	3.2%
Real Estate	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: INTIX

Voya International Index Portfolio

92913T612-SAR

Class S2: ISIIX

Voya International Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$45	0.86%

Fund Statistics

  Total Net Assets$709,493,352
  # of Portfolio Holdings692
  Portfolio Turnover Rate3%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.5%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	1.0%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.3%
Countries-Other	10.9%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.3%
Germany	8.4%
United Kingdom	10.7%
Japan	22.9%

Sector Allocation

Table Summary
Value	Value
Financials	24.2%
Industrials	18.3%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.9%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.8%
Communication Services	3.7%
Energy	3.2%
Real Estate	1.5%
Short-Term Investments	5.1%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: ISIIX

Voya International Index Portfolio

92913T711-SAR

Class ADV: IRLAX

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$48	0.94%

Fund Statistics

  Total Net Assets$1,543,257,761
  # of Portfolio Holdings103
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	14.0%
Apple, Inc.	7.1%
Alphabet, Inc. - Class A	6.3%
Broadcom, Inc.	5.6%
Alphabet, Inc. - Class C	5.1%
Micron Technology, Inc.	4.8%
Tesla, Inc.	4.5%
Microsoft Corp.	4.5%
Meta Platforms, Inc. - Class A	3.6%
Eli Lilly & Co.	3.3%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	55.8%
Communication Services	16.6%
Consumer Discretionary	8.3%
Industrials	7.6%
Health Care	4.7%
Financials	4.4%
Consumer Staples	1.2%
Exchange-Traded Funds	0.9%
Real Estate	0.2%
Materials	0.1%
Energy	0.0%
Utilities	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRLAX

Voya Russell™ Large Cap Growth Index Portfolio

92913T877-SAR

Class I: IRLNX

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.44%

Fund Statistics

  Total Net Assets$1,543,257,761
  # of Portfolio Holdings103
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	14.0%
Apple, Inc.	7.1%
Alphabet, Inc. - Class A	6.3%
Broadcom, Inc.	5.6%
Alphabet, Inc. - Class C	5.1%
Micron Technology, Inc.	4.8%
Tesla, Inc.	4.5%
Microsoft Corp.	4.5%
Meta Platforms, Inc. - Class A	3.6%
Eli Lilly & Co.	3.3%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	55.8%
Communication Services	16.6%
Consumer Discretionary	8.3%
Industrials	7.6%
Health Care	4.7%
Financials	4.4%
Consumer Staples	1.2%
Exchange-Traded Funds	0.9%
Real Estate	0.2%
Materials	0.1%
Energy	0.0%
Utilities	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRLNX

Voya Russell™ Large Cap Growth Index Portfolio

92913T885-SAR

Class S: IRLSX

Voya Russell™ Large Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.69%

Fund Statistics

  Total Net Assets$1,543,257,761
  # of Portfolio Holdings103
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	14.0%
Apple, Inc.	7.1%
Alphabet, Inc. - Class A	6.3%
Broadcom, Inc.	5.6%
Alphabet, Inc. - Class C	5.1%
Micron Technology, Inc.	4.8%
Tesla, Inc.	4.5%
Microsoft Corp.	4.5%
Meta Platforms, Inc. - Class A	3.6%
Eli Lilly & Co.	3.3%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	0.2%
Exchange-Traded Funds	0.9%
Common Stock	98.9%

Sector Allocation

Table Summary
Value	Value
Information Technology	55.8%
Communication Services	16.6%
Consumer Discretionary	8.3%
Industrials	7.6%
Health Care	4.7%
Financials	4.4%
Consumer Staples	1.2%
Exchange-Traded Funds	0.9%
Real Estate	0.2%
Materials	0.1%
Energy	0.0%
Utilities	0.0%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRLSX

Voya Russell™ Large Cap Growth Index Portfolio

92913T802-SAR

Class ADV: IRLIX

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$45	0.87%

Fund Statistics

  Total Net Assets$1,070,107,440
  # of Portfolio Holdings202
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	3.0%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	2.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	40.3%
Financials	11.4%
Communication Services	10.9%
Consumer Discretionary	9.3%
Health Care	8.5%
Industrials	8.0%
Consumer Staples	4.3%
Energy	2.3%
Materials	1.3%
Utilities	1.2%
Exchange-Traded Funds	1.1%
Real Estate	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRLIX

Voya Russell™ Large Cap Index Portfolio

92913T620-SAR

Class I: IIRLX

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$19	0.37%

Fund Statistics

  Total Net Assets$1,070,107,440
  # of Portfolio Holdings202
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	3.0%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	2.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	40.3%
Financials	11.4%
Communication Services	10.9%
Consumer Discretionary	9.3%
Health Care	8.5%
Industrials	8.0%
Consumer Staples	4.3%
Energy	2.3%
Materials	1.3%
Utilities	1.2%
Exchange-Traded Funds	1.1%
Real Estate	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRLX

Voya Russell™ Large Cap Index Portfolio

92913T497-SAR

Class S: IRLCX

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$32	0.62%

Fund Statistics

  Total Net Assets$1,070,107,440
  # of Portfolio Holdings202
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	3.0%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	2.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	40.3%
Financials	11.4%
Communication Services	10.9%
Consumer Discretionary	9.3%
Health Care	8.5%
Industrials	8.0%
Consumer Staples	4.3%
Energy	2.3%
Materials	1.3%
Utilities	1.2%
Exchange-Traded Funds	1.1%
Real Estate	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRLCX

Voya Russell™ Large Cap Index Portfolio

92913T562-SAR

Class S2: IRLUX

Voya Russell™ Large Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$40	0.77%

Fund Statistics

  Total Net Assets$1,070,107,440
  # of Portfolio Holdings202
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
NVIDIA Corp.	8.3%
Apple, Inc.	7.4%
Microsoft Corp.	4.9%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.1%
Alphabet, Inc. - Class C	3.0%
Micron Technology, Inc.	2.3%
Meta Platforms, Inc. - Class A	2.2%
Tesla, Inc.	2.2%

Portfolio Composition

Table Summary
Value	Value
Assets in Excess of Other Liabilities	0.3%
Short-Term Investments	0.2%
Exchange-Traded Funds	1.1%
Common Stock	98.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	40.3%
Financials	11.4%
Communication Services	10.9%
Consumer Discretionary	9.3%
Health Care	8.5%
Industrials	8.0%
Consumer Staples	4.3%
Energy	2.3%
Materials	1.3%
Utilities	1.2%
Exchange-Traded Funds	1.1%
Real Estate	0.9%
Short-Term Investments	0.2%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRLUX

Voya Russell™ Large Cap Index Portfolio

92913T745-SAR

Class ADV: IRVAX

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$50	0.93%

Fund Statistics

  Total Net Assets$320,925,630
  # of Portfolio Holdings153
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Amazon.com, Inc.	8.2%
Apple, Inc.	7.4%
Microsoft Corp.	5.4%
Berkshire Hathaway, Inc. - Class B	3.6%
JPMorgan Chase & Co.	3.4%
Intel Corp.	2.4%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.2%
Cisco Systems, Inc.	1.8%
Walmart, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	21.6%
Financials	19.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Industrials	8.8%
Consumer Staples	8.1%
Energy	5.0%
Communication Services	3.5%
Materials	2.7%
Utilities	2.6%
Real Estate	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRVAX

Voya Russell™ Large Cap Value Index Portfolio

92913T703-SAR

Class I: IRVIX

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$23	0.43%

Fund Statistics

  Total Net Assets$320,925,630
  # of Portfolio Holdings153
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Amazon.com, Inc.	8.2%
Apple, Inc.	7.4%
Microsoft Corp.	5.4%
Berkshire Hathaway, Inc. - Class B	3.6%
JPMorgan Chase & Co.	3.4%
Intel Corp.	2.4%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.2%
Cisco Systems, Inc.	1.8%
Walmart, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	21.6%
Financials	19.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Industrials	8.8%
Consumer Staples	8.1%
Energy	5.0%
Communication Services	3.5%
Materials	2.7%
Utilities	2.6%
Real Estate	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRVIX

Voya Russell™ Large Cap Value Index Portfolio

92913T604-SAR

Class S: IRVSX

Voya Russell™ Large Cap Value Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$36	0.68%

Fund Statistics

  Total Net Assets$320,925,630
  # of Portfolio Holdings153
  Portfolio Turnover Rate33%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Amazon.com, Inc.	8.2%
Apple, Inc.	7.4%
Microsoft Corp.	5.4%
Berkshire Hathaway, Inc. - Class B	3.6%
JPMorgan Chase & Co.	3.4%
Intel Corp.	2.4%
Johnson & Johnson	2.4%
Exxon Mobil Corp.	2.2%
Cisco Systems, Inc.	1.8%
Walmart, Inc.	1.8%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.2%
Common Stock	98.7%

Sector Allocation

Table Summary
Value	Value
Information Technology	21.6%
Financials	19.8%
Health Care	13.4%
Consumer Discretionary	11.4%
Industrials	8.8%
Consumer Staples	8.1%
Energy	5.0%
Communication Services	3.5%
Materials	2.7%
Utilities	2.6%
Real Estate	1.8%
Exchange-Traded Funds	1.2%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.2)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRVSX

Voya Russell™ Large Cap Value Index Portfolio

92913T505-SAR

Class I: IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.43%

Fund Statistics

  Total Net Assets$77,509,783
  # of Portfolio Holdings271
  Portfolio Turnover Rate55%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.3%
Snowflake, Inc. - Class A	2.3%
Cloudflare, Inc. - Class A	2.1%
Teradyne, Inc.	2.1%
Astera Labs, Inc.	2.0%
Simon Property Group, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Robinhood Markets, Inc. - Class A	1.7%
Lumentum Holdings, Inc.	1.7%
Targa Resources Corp.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.2%
Common Stock	98.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.8%
Industrials	21.2%
Health Care	12.5%
Consumer Discretionary	11.8%
Communication Services	5.6%
Financials	4.5%
Energy	3.8%
Utilities	2.6%
Real Estate	2.2%
Consumer Staples	2.0%
Materials	1.6%
Exchange-Traded Funds	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IRGJX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T307-SAR

Class S: IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.68%

Fund Statistics

  Total Net Assets$77,509,783
  # of Portfolio Holdings271
  Portfolio Turnover Rate55%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.3%
Snowflake, Inc. - Class A	2.3%
Cloudflare, Inc. - Class A	2.1%
Teradyne, Inc.	2.1%
Astera Labs, Inc.	2.0%
Simon Property Group, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Robinhood Markets, Inc. - Class A	1.7%
Lumentum Holdings, Inc.	1.7%
Targa Resources Corp.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.2%
Common Stock	98.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.8%
Industrials	21.2%
Health Care	12.5%
Consumer Discretionary	11.8%
Communication Services	5.6%
Financials	4.5%
Energy	3.8%
Utilities	2.6%
Real Estate	2.2%
Consumer Staples	2.0%
Materials	1.6%
Exchange-Traded Funds	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRGUX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T109-SAR

Class S2: IRGVX

Voya Russell™ Mid Cap Growth Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$43	0.83%

Fund Statistics

  Total Net Assets$77,509,783
  # of Portfolio Holdings271
  Portfolio Turnover Rate55%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	2.3%
Snowflake, Inc. - Class A	2.3%
Cloudflare, Inc. - Class A	2.1%
Teradyne, Inc.	2.1%
Astera Labs, Inc.	2.0%
Simon Property Group, Inc.	1.9%
Comfort Systems USA, Inc.	1.9%
Robinhood Markets, Inc. - Class A	1.7%
Lumentum Holdings, Inc.	1.7%
Targa Resources Corp.	1.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.6)%
Short-Term Investments	2.8%
Exchange-Traded Funds	1.2%
Common Stock	98.6%

Sector Allocation

Table Summary
Value	Value
Information Technology	30.8%
Industrials	21.2%
Health Care	12.5%
Consumer Discretionary	11.8%
Communication Services	5.6%
Financials	4.5%
Energy	3.8%
Utilities	2.6%
Real Estate	2.2%
Consumer Staples	2.0%
Materials	1.6%
Exchange-Traded Funds	1.2%
Short-Term Investments	2.8%
Liabilities in Excess of Other Assets	(2.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRGVX

Voya Russell™ Mid Cap Growth Index Portfolio

92913T208-SAR

Class ADV: IRMAX

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$48	0.91%

Fund Statistics

  Total Net Assets$711,738,932
  # of Portfolio Holdings839
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.0%
Exchange-Traded Funds	0.3%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.6%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRMAX

Voya Russell™ Mid Cap Index Portfolio

92913T638-SAR

Class I: IIRMX

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.41%

Fund Statistics

  Total Net Assets$711,738,932
  # of Portfolio Holdings839
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.0%
Exchange-Traded Funds	0.3%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.6%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRMX

Voya Russell™ Mid Cap Index Portfolio

92913T513-SAR

Class S: IRMCX

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.66%

Fund Statistics

  Total Net Assets$711,738,932
  # of Portfolio Holdings839
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.0%
Exchange-Traded Funds	0.3%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.6%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRMCX

Voya Russell™ Mid Cap Index Portfolio

92913T570-SAR

Class S2: IRMTX

Voya Russell™ Mid Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$43	0.81%

Fund Statistics

  Total Net Assets$711,738,932
  # of Portfolio Holdings839
  Portfolio Turnover Rate26%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(1.8)%
Short-Term Investments	2.0%
Exchange-Traded Funds	0.3%
Common Stock	99.5%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.6%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.0%
Liabilities in Excess of Other Assets	(1.8)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRMTX

Voya Russell™ Mid Cap Index Portfolio

92913T752-SAR

Class ADV: IRSIX

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$52	0.94%

Fund Statistics

  Total Net Assets$407,283,113
  # of Portfolio Holdings1,790
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(17.9)%
Short-Term Investments	19.1%
Certificate of Deposit	0.2%
Corporate Bonds/Notes	0.5%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.1%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.6%
Materials	4.1%
Utilities	2.6%
Communication Services	2.3%
Consumer Staples	1.9%
Short-Term Investments	19.8%
Liabilities in Excess of Other Assets	(17.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IRSIX

Voya Russell™ Small Cap Index Portfolio

92913T653-SAR

Class I: IIRSX

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$24	0.44%

Fund Statistics

  Total Net Assets$407,283,113
  # of Portfolio Holdings1,790
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(17.9)%
Short-Term Investments	19.1%
Certificate of Deposit	0.2%
Corporate Bonds/Notes	0.5%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.1%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.6%
Materials	4.1%
Utilities	2.6%
Communication Services	2.3%
Consumer Staples	1.9%
Short-Term Investments	19.8%
Liabilities in Excess of Other Assets	(17.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IIRSX

Voya Russell™ Small Cap Index Portfolio

92913T521-SAR

Class S: IRSSX

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$38	0.69%

Fund Statistics

  Total Net Assets$407,283,113
  # of Portfolio Holdings1,790
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(17.9)%
Short-Term Investments	19.1%
Certificate of Deposit	0.2%
Corporate Bonds/Notes	0.5%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.1%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.6%
Materials	4.1%
Utilities	2.6%
Communication Services	2.3%
Consumer Staples	1.9%
Short-Term Investments	19.8%
Liabilities in Excess of Other Assets	(17.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IRSSX

Voya Russell™ Small Cap Index Portfolio

92913T588-SAR

Class S2: IRCIX

Voya Russell™ Small Cap Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$46	0.84%

Fund Statistics

  Total Net Assets$407,283,113
  # of Portfolio Holdings1,790
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(17.9)%
Short-Term Investments	19.1%
Certificate of Deposit	0.2%
Corporate Bonds/Notes	0.5%
Common Stock	98.1%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.1%
Industrials	14.7%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.6%
Materials	4.1%
Utilities	2.6%
Communication Services	2.3%
Consumer Staples	1.9%
Short-Term Investments	19.8%
Liabilities in Excess of Other Assets	(17.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IRCIX

Voya Russell™ Small Cap Index Portfolio

92913T760-SAR

Class ADV: IASCX

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$74	1.37%

Fund Statistics

  Total Net Assets$218,562,979
  # of Portfolio Holdings192
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
iShares Russell 2000 ETF	2.3%
CareTrust REIT, Inc.	2.0%
Mueller Water Products, Inc. - Class A	1.7%
Kohl's Corp.	1.4%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.4%
Flowserve Corp.	1.4%
Applied Industrial Technologies, Inc.	1.2%
GEO Group, Inc.	1.2%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.4)%
Short-Term Investments	3.6%
Exchange-Traded Funds	2.3%
Common Stock	97.5%

Sector Allocation

Table Summary
Value	Value
Industrials	20.2%
Information Technology	18.0%
Health Care	17.3%
Financials	16.2%
Real Estate	6.0%
Consumer Discretionary	4.9%
Materials	4.5%
Utilities	4.1%
Communication Services	3.2%
Exchange-Traded Funds	2.3%
Energy	2.0%
Consumer Staples	1.1%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(3.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IASCX

Voya Small Company Portfolio

92913T695-SAR

Class I: IVCSX

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$47	0.87%

Fund Statistics

  Total Net Assets$218,562,979
  # of Portfolio Holdings192
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
iShares Russell 2000 ETF	2.3%
CareTrust REIT, Inc.	2.0%
Mueller Water Products, Inc. - Class A	1.7%
Kohl's Corp.	1.4%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.4%
Flowserve Corp.	1.4%
Applied Industrial Technologies, Inc.	1.2%
GEO Group, Inc.	1.2%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.4)%
Short-Term Investments	3.6%
Exchange-Traded Funds	2.3%
Common Stock	97.5%

Sector Allocation

Table Summary
Value	Value
Industrials	20.2%
Information Technology	18.0%
Health Care	17.3%
Financials	16.2%
Real Estate	6.0%
Consumer Discretionary	4.9%
Materials	4.5%
Utilities	4.1%
Communication Services	3.2%
Exchange-Traded Funds	2.3%
Energy	2.0%
Consumer Staples	1.1%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(3.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IVCSX

Voya Small Company Portfolio

92913T430-SAR

Class R6: VSPRX

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$43	0.80%

Fund Statistics

  Total Net Assets$218,562,979
  # of Portfolio Holdings192
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
iShares Russell 2000 ETF	2.3%
CareTrust REIT, Inc.	2.0%
Mueller Water Products, Inc. - Class A	1.7%
Kohl's Corp.	1.4%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.4%
Flowserve Corp.	1.4%
Applied Industrial Technologies, Inc.	1.2%
GEO Group, Inc.	1.2%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.4)%
Short-Term Investments	3.6%
Exchange-Traded Funds	2.3%
Common Stock	97.5%

Sector Allocation

Table Summary
Value	Value
Industrials	20.2%
Information Technology	18.0%
Health Care	17.3%
Financials	16.2%
Real Estate	6.0%
Consumer Discretionary	4.9%
Materials	4.5%
Utilities	4.1%
Communication Services	3.2%
Exchange-Traded Funds	2.3%
Energy	2.0%
Consumer Staples	1.1%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(3.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class R6: VSPRX

Voya Small Company Portfolio

92913T273-SAR

Class S: IVPSX

Voya Small Company Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$61	1.12%

Fund Statistics

  Total Net Assets$218,562,979
  # of Portfolio Holdings192
  Portfolio Turnover Rate48%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Bloom Energy Corp. - Class A	2.3%
iShares Russell 2000 ETF	2.3%
CareTrust REIT, Inc.	2.0%
Mueller Water Products, Inc. - Class A	1.7%
Kohl's Corp.	1.4%
TTM Technologies, Inc.	1.4%
Progyny, Inc.	1.4%
Flowserve Corp.	1.4%
Applied Industrial Technologies, Inc.	1.2%
GEO Group, Inc.	1.2%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(3.4)%
Short-Term Investments	3.6%
Exchange-Traded Funds	2.3%
Common Stock	97.5%

Sector Allocation

Table Summary
Value	Value
Industrials	20.2%
Information Technology	18.0%
Health Care	17.3%
Financials	16.2%
Real Estate	6.0%
Consumer Discretionary	4.9%
Materials	4.5%
Utilities	4.1%
Communication Services	3.2%
Exchange-Traded Funds	2.3%
Energy	2.0%
Consumer Staples	1.1%
Short-Term Investments	3.6%
Liabilities in Excess of Other Assets	(3.4)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IVPSX

Voya Small Company Portfolio

92913T448-SAR

Class ADV: ILUAX

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$43	0.87%

Fund Statistics

  Total Net Assets$539,732,696
  # of Portfolio Holdings4,534
  Portfolio Turnover Rate183%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/15/29	8.3%
United States Treasury Notes, 4.250%, 06/30/33	6.2%
United States Treasury Notes, 4.125%, 06/30/28	5.4%
United States Treasury Notes, 4.125%, 06/30/31	4.9%
United States Treasury Notes, 4.375%, 05/15/36	4.0%
United States Treasury Bonds, 5.000%, 05/15/46	3.4%
United States Treasury Bonds, 3.000%, 08/15/52	2.6%
United States Treasury Bonds, 4.250%, 11/15/40	1.8%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.4%
United States Treasury Bonds, 4.750%, 02/15/41	1.3%

Investment Type Allocation

U.S. Treasury Obligations
40.8%
U.S. Government Agency Obligations
25.0%
Corporate Bonds/Notes
24.2%
Sovereign Bonds
2.3%
Commercial Mortgage-Backed Securities
1.2%
Municipal Bonds
0.4%
Asset-Backed Securities
0.4%
Assets in Excess of Other Liabilities
5.7%
0%
10%
20%
30%
40%
50%

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	1.2%
Sovereign Bonds	2.3%
Corporate Bonds/Notes	24.2%
U.S. Government Agency Obligations	25.0%
U.S. Treasury Obligations	40.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: ILUAX

Voya U.S. Bond Index Portfolio

92913T661-SAR

Class I: ILBAX

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.37%

Fund Statistics

  Total Net Assets$539,732,696
  # of Portfolio Holdings4,534
  Portfolio Turnover Rate183%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/15/29	8.3%
United States Treasury Notes, 4.250%, 06/30/33	6.2%
United States Treasury Notes, 4.125%, 06/30/28	5.4%
United States Treasury Notes, 4.125%, 06/30/31	4.9%
United States Treasury Notes, 4.375%, 05/15/36	4.0%
United States Treasury Bonds, 5.000%, 05/15/46	3.4%
United States Treasury Bonds, 3.000%, 08/15/52	2.6%
United States Treasury Bonds, 4.250%, 11/15/40	1.8%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.4%
United States Treasury Bonds, 4.750%, 02/15/41	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	1.2%
Sovereign Bonds	2.3%
Corporate Bonds/Notes	24.2%
U.S. Government Agency Obligations	25.0%
U.S. Treasury Obligations	40.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: ILBAX

Voya U.S. Bond Index Portfolio

92913T547-SAR

Class S: ILABX

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$31	0.62%

Fund Statistics

  Total Net Assets$539,732,696
  # of Portfolio Holdings4,534
  Portfolio Turnover Rate183%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/15/29	8.3%
United States Treasury Notes, 4.250%, 06/30/33	6.2%
United States Treasury Notes, 4.125%, 06/30/28	5.4%
United States Treasury Notes, 4.125%, 06/30/31	4.9%
United States Treasury Notes, 4.375%, 05/15/36	4.0%
United States Treasury Bonds, 5.000%, 05/15/46	3.4%
United States Treasury Bonds, 3.000%, 08/15/52	2.6%
United States Treasury Bonds, 4.250%, 11/15/40	1.8%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.4%
United States Treasury Bonds, 4.750%, 02/15/41	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	1.2%
Sovereign Bonds	2.3%
Corporate Bonds/Notes	24.2%
U.S. Government Agency Obligations	25.0%
U.S. Treasury Obligations	40.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: ILABX

Voya U.S. Bond Index Portfolio

92913T596-SAR

Class S2: IUSBX

Voya U.S. Bond Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$38	0.77%

Fund Statistics

  Total Net Assets$539,732,696
  # of Portfolio Holdings4,534
  Portfolio Turnover Rate183%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
United States Treasury Notes, 4.125%, 06/15/29	8.3%
United States Treasury Notes, 4.250%, 06/30/33	6.2%
United States Treasury Notes, 4.125%, 06/30/28	5.4%
United States Treasury Notes, 4.125%, 06/30/31	4.9%
United States Treasury Notes, 4.375%, 05/15/36	4.0%
United States Treasury Bonds, 5.000%, 05/15/46	3.4%
United States Treasury Bonds, 3.000%, 08/15/52	2.6%
United States Treasury Bonds, 4.250%, 11/15/40	1.8%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.4%
United States Treasury Bonds, 4.750%, 02/15/41	1.3%

Investment Type Allocation

Table Summary
Value	Value
Assets in Excess of Other Liabilities	5.7%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	1.2%
Sovereign Bonds	2.3%
Corporate Bonds/Notes	24.2%
U.S. Government Agency Obligations	25.0%
U.S. Treasury Obligations	40.8%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IUSBX

Voya U.S. Bond Index Portfolio

92913T729-SAR

Portfolio: VVIEX

Voya VACS Index Series EM Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$9	0.16%

Fund Statistics

  Total Net Assets$640,692,496
  # of Portfolio Holdings947
  Portfolio Turnover Rate15%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.3%
Samsung Electronics Co. Ltd.	9.1%
SK Hynix, Inc.	7.7%
Tencent Holdings Ltd.	2.7%
Alibaba Group Holding Ltd.	1.6%
MediaTek, Inc.	1.6%
Delta Electronics, Inc.	1.0%
SK Square Co. Ltd.	0.8%
Hon Hai Precision Industry Co. Ltd.	0.8%
HDFC Bank Ltd.	0.8%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	1.0%
Countries-Other	5.4%
Poland	1.0%
Thailand	1.0%
United Arab Emirates	1.1%
Mexico	1.7%
Saudi Arabia	2.3%
South Africa	2.5%
Brazil	3.6%
India	10.9%
China	18.4%
South Korea	23.7%
Taiwan	27.4%

Sector Allocation

Table Summary
Value	Value
Information Technology	45.4%
Financials	18.0%
Consumer Discretionary	7.2%
Industrials	6.6%
Communication Services	5.9%
Materials	5.3%
Energy	3.0%
Consumer Staples	2.6%
Health Care	2.3%
Utilities	1.8%
Real Estate	0.9%
Short-Term Investments	1.8%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIEX

Voya VACS Index Series EM Portfolio

92913T182-SAR

Portfolio: VVIIX

Voya VACS Index Series I Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.16%

Fund Statistics

  Total Net Assets$2,299,370,190
  # of Portfolio Holdings715
  Portfolio Turnover Rate8%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
ASML Holding NV	3.4%
HSBC Holdings PLC	1.4%
Roche Holding AG	1.3%
Novartis AG	1.3%
AstraZeneca PLC	1.3%
Nestle SA	1.2%
Siemens AG	1.1%
Shell PLC	1.0%
Tokyo Electron Ltd.	1.0%
Mitsubishi UFJ Financial Group, Inc.	0.9%

Country Weightings

Table Summary
Value	Value
Assets in Excess of Other Liabilities	3.8%
Countries-Other	10.8%
Sweden	2.9%
Italy	3.2%
Spain	3.7%
Switzerland	4.9%
Netherlands	5.9%
Australia	7.0%
France	7.9%
United States	8.2%
Germany	8.3%
United Kingdom	10.6%
Japan	22.8%

Sector Allocation

Table Summary
Value	Value
Financials	24.1%
Industrials	18.2%
Information Technology	11.8%
Health Care	10.0%
Consumer Discretionary	7.8%
Consumer Staples	6.5%
Materials	5.8%
Utilities	3.7%
Communication Services	3.6%
Energy	3.2%
Real Estate	1.5%
Corporate Bond	0.1%
Corporate Bond-Foreign	0.0%
Liabilities in Excess of Other Assets	(2.1)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIIX

Voya VACS Index Series I Portfolio

92913T174-SAR

Portfolio: VVIMX

Voya VACS Index Series MC Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.15%

Fund Statistics

  Total Net Assets$353,119,910
  # of Portfolio Holdings829
  Portfolio Turnover Rate29%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Datadog, Inc. - Class A	0.6%
Snowflake, Inc. - Class A	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Cloudflare, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Teradyne, Inc.	0.5%
Marathon Petroleum Corp.	0.5%
Astera Labs, Inc.	0.5%
Simon Property Group, Inc.	0.5%
United Rentals, Inc.	0.5%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(0.8)%
Short-Term Investments	0.9%
Exchange-Traded Funds	0.5%
Common Stock	99.4%

Sector Allocation

Table Summary
Value	Value
Industrials	18.4%
Information Technology	15.9%
Financials	13.5%
Health Care	10.7%
Consumer Discretionary	9.2%
Real Estate	6.6%
Utilities	6.0%
Energy	5.7%
Materials	5.2%
Consumer Staples	4.7%
Communication Services	3.5%
Exchange-Traded Funds	0.5%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	(0.8)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVIMX

Voya VACS Index Series MC Portfolio

92913T166-SAR

Portfolio: VVICX

Voya VACS Index Series SC Portfolio

Semi-Annual Shareholder Report

                   June 30, 2026

This semi-annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/holdings/monthly. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.15%

Fund Statistics

  Total Net Assets$217,490,240
  # of Portfolio Holdings1,726
  Portfolio Turnover Rate20%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Table Summary
Moog, Inc. - Class A	0.4%
Hut 8 Corp.	0.4%
Viasat, Inc.	0.4%
BrightSpring Health Services, Inc.	0.4%
Cytokinetics, Inc.	0.4%
MaxLinear, Inc.	0.3%
Argan, Inc.	0.3%
UMB Financial Corp.	0.3%
JFrog Ltd.	0.3%
Riot Platforms, Inc.	0.3%

Portfolio Composition

Table Summary
Value	Value
Liabilities in Excess of Other Assets	(2.8)%
Short-Term Investments	4.2%
Common Stock	98.6%

Sector Allocation

Table Summary
Value	Value
Health Care	19.7%
Financials	18.2%
Industrials	14.8%
Information Technology	14.2%
Consumer Discretionary	9.2%
Real Estate	5.7%
Energy	5.7%
Materials	4.2%
Utilities	2.6%
Communication Services	2.4%
Consumer Staples	1.9%
Short-Term Investments	4.2%
Liabilities in Excess of Other Assets	(2.8)%

Availability of Additional Information

For additional information about the Fund, including its holdings and Form N-CSR, please visit https://individuals.voya.com/product/variable-portfolio/holdings/monthly or call us at 1-800-992-0180.  For information on proxy voting, please visit https://individuals.voya.com or call us at 1-800-992-0180.

Portfolio: VVICX

Voya VACS Index Series SC Portfolio

92913T158-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Global High Dividend Low Volatility Portfolio

■	Voya Government Money Market Portfolio

■	Voya Growth and Income Portfolio

■	Voya Intermediate Bond Portfolio

■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY/MONTHLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$344,910,503	$–	$2,749,297,913
Short-term investments at fair value†	3,822,874	–	27,298,277
Short-term investments at amortized cost	–	597,950,316	–
Repurchase agreements	–	137,948,000	–
Cash	135,630	17,559	8,177,676
Foreign currencies at value‡	40,646	–	–
Receivables:
Investment securities sold	–	–	67,709,181
Fund shares sold	650,292	1,517,222	8,716,375
Dividends	449,843	–	1,249,593
Interest	530	2,296,747	890
Foreign tax reclaims	682,141	–	–
Prepaid expenses	1,857	6,679	21,539
Reimbursement due from Investment Adviser	47,649	105,666	365,275
Other assets	51,007	154,192	293,300
Total assets	350,792,972	739,996,381	2,863,130,019
LIABILITIES:
Payable for investment securities purchased	–	–	76,615,325
Payable for fund shares redeemed	255,752	185	1,457,123
Payable upon receipt of securities loaned	2,999,874	–	12,444,277
Payable for investment management fees	159,309	210,849	1,360,055
Payable for distribution and shareholder service fees	13,526	–	43,817
Payable to directors/ trustees under the deferred compensation plan (Note 6)	51,007	154,192	293,300
Payable for directors/ trustees fees	683	1,916	6,577
Other accrued expenses and liabilities	140,181	179,948	529,575
Total liabilities	3,620,332	547,090	92,750,049
NET ASSETS	$347,172,640	$739,449,291	$2,770,379,970
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$304,415,939	$739,510,415	$1,826,553,521
Total distributable earnings (loss)	42,756,701	(61,124)	943,826,449
NET ASSETS	$347,172,640	$739,449,291	$2,770,379,970
+ Including securities loaned at value	$2,849,090	$—	$12,195,715
* Cost of investments in securities	$319,502,580	$—	$2,088,783,513
† Cost of short-term investments	$3,822,874	$—	$27,298,277
‡ Cost of foreign currencies	$41,682	$—	$—

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$14,768,254	n/a	$91,945,552
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	1,188,541	n/a	4,030,435
Net asset value and redemption price per share	$12.43	n/a	$22.81
Class I
Net assets	$296,000,312	$739,449,291	$2,631,188,896
Shares authorized	100,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	23,867,502	739,410,371	108,483,379
Net asset value and redemption price per share	$12.40	$1.00	$24.25
Class S
Net assets	$36,243,420	n/a	$46,266,831
Shares authorized	300,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	2,901,752	n/a	2,018,797
Net asset value and redemption price per share	$12.49	n/a	$22.92
Class S2
Net assets	$160,654	n/a	$978,691
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	13,108	n/a	44,825
Net asset value and redemption price per share	$12.26	n/a	$21.83

See Accompanying Notes to Financial Statements

2

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$745,684,895	$218,042,698
Investments in affiliated underlying funds at fair value**	83,752,095	–
Short-term investments at fair value†	97,757,521	7,904,499
Cash	983,337	62,580
Cash collateral for futures contracts	4,132,145	–
Cash pledged for centrally cleared swaps (Note 2)	8,664,200	–
Cash pledged as collateral for OTC derivatives (Note 2)	2,070,000	–
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	339,000	–
Foreign currencies at value‡	27	–
Receivables:
Investment securities sold	6,848,874	–
Fund shares sold	7,495,943	1,406
Dividends	393,152	200,762
Interest	5,803,733	–
Foreign tax reclaims	–	11,299
Variation margin on centrally cleared swaps	324,427	–
Unrealized appreciation on forward foreign currency contracts	645	–
Unrealized appreciation on forward premium swaptions	1,167,424	–
Prepaid expenses	8,053	1,584
Reimbursement due from Investment Adviser	120,102	36,911
Other assets	389,402	51,690
Total assets	965,934,975	226,313,429
LIABILITIES:
Income distribution payable	3,355,014	–
Payable for investment securities purchased	14,737,400	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	39,133,580	–
Payable for fund shares redeemed	476,437	90,626
Payable upon receipt of securities loaned	11,480,135	7,362,499
Unrealized depreciation on forward premium swaptions	1,437,723	–
Unrealized depreciation on OTC swap agreements	1,926,604	–
Variation margin payable on futures contracts	557,770	–
Cash received as collateral for OTC derivatives (Note 2)	420,000	–
Payable for investment management fees	362,133	129,865
Payable for distribution and shareholder service fees	84,281	4,095
Payable to directors/ trustees under the deferred compensation plan (Note 6)	389,402	51,690
Payable for directors/ trustees fees	2,272	496
Other accrued expenses and liabilities	322,121	111,179
Unfunded loan commitments (Note 10)	54,832	–
Written options, at fair value^	26,325	–
Total liabilities	74,766,029	7,750,450
NET ASSETS	$891,168,946	$218,562,979

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

		Voya	Voya
		Intermediate	Small
		Bond	Company
		Portfolio	Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$1,303,246,915	$184,469,477
Total distributable earnings (loss)		(412,077,969)	34,093,502
NET ASSETS		$891,168,946	$218,562,979
+	Including securities loaned at value	$11,190,201	$7,158,717
*	Cost of investments in securities	$778,761,787	$179,879,373
**	Cost of investments in affiliated underlying funds	$79,843,670	$—
†	Cost of short-term investments	$97,769,892	$7,904,499
‡	Cost of foreign currencies	$27	$—
^	Premiums received on written options	$100,550	$—

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
Class ADV
Net assets	$172,616,127	$9,792,663
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	15,974,003	691,100
Net asset value and redemption price per share	$10.81	$14.17
Class I
Net assets	$655,350,170	$206,335,177
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	59,989,083	12,642,922
Net asset value and redemption price per share	$10.92	$16.32
Class R6
Net assets	n/a	$1,421,699
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	86,958
Net asset value and redemption price per share	n/a	$16.35
Class S
Net assets	$55,783,864	$1,013,440
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	5,138,272	64,532
Net asset value and redemption price per share	$10.86	$15.70
Class S2
Net assets	$7,418,785	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	686,513	n/a
Net asset value and redemption price per share	$10.81	n/a

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya	Voya
	Global	Government	Voya
	High Dividend	Money	Growth and
	Low Volatility	Market	Income
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,360,911	$102,863	$16,509,828
Interest	604	13,911,978	4,380
Securities lending income, net	19,060	—	433
Other	737	2,375	8,012
Total investment income	4,381,312	14,017,216	16,522,653
EXPENSES:
Investment management fees	758,927	1,329,899	7,832,067
Distribution and shareholder service fees:
Class ADV	34,963	—	228,912
Class S	42,492	—	51,114
Class S2	314	—	1,794
Transfer agent fees:
Class ADV	12,441	—	59,749
Class I	201,129	522,095	1,644,417
Class S	30,255	—	27,811
Class S2	139	—	601
Shareholder reporting expense	10,437	10,872	30,057
Professional fees	15,893	37,435	105,271
Custody and accounting expense	19,144	27,288	75,061
Director/ Trustee fees and expenses	3,415	9,578	32,887
Miscellaneous expense	11,599	31,034	89,900
Interest expense	473	—	—
Total expenses	1,141,621	1,968,201	10,179,641
Waived and reimbursed fees	(246,199)	(422,315)	(1,104,910)
Net expenses	895,422	1,545,886	9,074,731
Net investment income	3,485,890	12,471,330	7,447,922
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,603,051	(85,425)	283,564,815
Foreign currency related transactions	250	—	—
Net realized gain (loss)	15,603,301	(85,425)	283,564,815
Net change in unrealized appreciation (depreciation) on:
Investments	1,649,473	—	(62,125,328)
Foreign currency related transactions	(24,042)	—	—
Net change in unrealized appreciation (depreciation)	1,625,431	—	(62,125,328)
Net realized and unrealized gain (loss)	17,228,732	(85,425)	221,439,487
Increase in net assets resulting from operations	$20,714,622	$12,385,905	$228,887,409
* Foreign taxes withheld	$309,257	$—	$51,982

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$30,403	$1,421,617
Dividends from affiliated underlying funds	4,501,648	—
Interest	18,133,729	—
Securities lending income, net	20,812	30,354
Other	2,759	602
Total investment income	22,689,351	1,452,573
EXPENSES:
Investment management fees	2,253,536	738,946
Distribution and shareholder service fees:
Class ADV	434,788	22,285
Class S	71,147	1,085
Class S2	14,813	—
Transfer agent fees:
Class ADV	114,296	10,462
Class I	435,935	217,860
Class R6	—	39
Class S	37,412	1,030
Class S2	4,868	—
Shareholder reporting expense	30,064	7,134
Professional fees	40,534	10,754
Custody and accounting expense	127,815	15,758
Director/ Trustee fees and expenses	11,361	2,481
Miscellaneous expense	29,934	8,789
Interest expense	—	127
Total expenses	3,606,503	1,036,750
Waived and reimbursed fees	(682,691)	(160,454)
Net expenses	2,923,812	876,296
Net investment income	19,765,539	576,277
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,416,377	5,801,169
Sale of affiliated underlying funds	4,456,388	—
Forward foreign currency contracts	(2,379,537)	—
Foreign currency related transactions	621,395	—
Futures	(6,601,302)	—
Swaps	286,632	—
Written options	549,511	—
Net realized gain (loss)	(650,536)	5,801,169
Net change in unrealized appreciation (depreciation) on:
Investments	(10,268,450)	28,523,003
Affiliated underlying funds	(4,825,697)	—
Forward foreign currency contracts	1,480,149	—
Foreign currency related transactions	(30,786)	(159)
Futures	2,801,085	—

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited) (continued)

	Voya	Voya
	Intermediate	Small
	Bond	Company
	Portfolio	Portfolio
Swaps	3,276,694	—
Written options	(712,657)	—
Net change in unrealized appreciation (depreciation)	(8,279,662)	28,522,844
Net realized and unrealized gain (loss)	(8,930,198)	34,324,013
Increase in net assets resulting from operations	$10,835,341	$34,900,290
* Foreign taxes withheld	$—	$5,468

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya		Voya
	Global High Dividend		Government Money
	Low Volatility Portfolio		Market Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$3,485,890	$9,292,707	$12,471,330	$34,123,468
Net realized gain (loss)	15,603,301	90,477,916	(85,425)	677,838
Net change in unrealized appreciation (depreciation)	1,625,431	(22,190,023)	—	—
Increase in net assets resulting from operations	20,714,622	77,580,600	12,385,905	34,801,306
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(382,842)	(1,848,721)	—	—
Class I	(7,945,092)	(19,359,729)	(12,482,119)	(34,774,048)
Class S	(950,207)	(45,712,769)	—	—
Class S2	(4,178)	(21,375)	—	—
Total distributions	(9,282,319)	(66,942,594)	(12,482,119)	(34,774,048)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	160,908,455	11,023,714	49,751,480	198,417,386
Reinvestment of distributions	9,282,319	66,942,594	12,441,688	34,774,048
	170,190,774	77,966,308	62,193,168	233,191,434
Cost of shares redeemed	(14,749,971)	(374,093,769)	(170,222,121)	(210,274,870)
Net increase (decrease) in net assets resulting from capital share transactions	155,440,803	(296,127,461)	(108,028,953)	22,916,564
Net increase (decrease) in net assets	166,873,106	(285,489,455)	(108,125,167)	22,943,822
NET ASSETS:
Beginning of year or period	180,299,534	465,788,989	847,574,458	824,630,636
End of year or period	$347,172,640	$180,299,534	$739,449,291	$847,574,458

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Growth and		Voya Intermediate
	Income Portfolio		Bond Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$7,447,922	$16,930,042	$19,765,539	$42,700,810
Net realized gain (loss)	283,564,815	220,756,971	(650,536)	(1,910,729)
Net change in unrealized appreciation (depreciation)	(62,125,328)	185,644,441	(8,279,662)	26,275,682
Increase in net assets resulting from operations	228,887,409	423,331,454	10,835,341	67,065,763
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,754,771)	(7,030,401)	(3,671,663)	(7,531,079)
Class I	(74,161,678)	(182,124,273)	(15,659,365)	(31,285,914)
Class S	(1,359,264)	(2,796,219)	(1,272,651)	(2,633,659)
Class S2	(30,000)	(66,055)	(160,040)	(339,733)
Total distributions	(78,305,713)	(192,016,948)	(20,763,719)	(41,790,385)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	50,103,127	149,316,277	30,001,144	65,635,819
Reinvestment of distributions	78,263,463	191,912,789	20,762,369	41,788,118
	128,366,590	341,229,066	50,763,513	107,423,937
Cost of shares redeemed	(172,932,916)	(326,287,168)	(72,339,958)	(118,282,096)
Net increase (decrease) in net assets resulting from capital share transactions	(44,566,326)	14,941,898	(21,576,445)	(10,858,159)
Net increase (decrease) in net assets	106,015,370	246,256,404	(31,504,823)	14,417,219
NET ASSETS:
Beginning of year or period	2,664,364,600	2,418,108,196	922,673,769	908,256,550
End of year or period	$2,770,379,970	$2,664,364,600	$891,168,946	$922,673,769

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small
	Company Portfolio
	Six Months Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$576,277	$1,133,499
Net realized gain	5,801,169	16,894,449
Net change in unrealized appreciation (depreciation)	28,522,844	1,866,532
Increase in net assets resulting from operations	34,900,290	19,894,480
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(629,965)	(1,396,502)
Class I	(12,209,863)	(26,769,416)
Class R6	(140,832)	(1,181,485)
Class S	(54,645)	(6,453,592)
Total distributions	(13,035,305)	(35,800,995)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,422,803	4,100,522
Reinvestment of distributions	13,035,305	35,800,995
	14,458,108	39,901,517
Cost of shares redeemed	(14,081,292)	(119,110,686)
Net increase (decrease) in net assets resulting from capital share transactions	376,816	(79,209,169)
Net increase (decrease) in net assets	22,241,801	(95,115,684)
NET ASSETS:
Beginning of year or period	196,321,178	291,436,862
End of year or period	$218,562,979	$196,321,178

See Accompanying Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000's)	(%)
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-26+	12.03	0.12•	0.60	0.72	0.04		0.28		—	0.32		—	12.43	6.06	1.29	1.10	1.10	1.97		14,768	38
12-31-25	11.68	0.23•	1.84	2.07	0.22		1.50		—	1.72		—	12.03	18.48	1.22	1.11	1.11	1.95		13,123	67
12-31-24	11.01	0.24•	1.09	1.33	0.27		0.39		—	0.66		—	11.68	12.38	1.17	1.10	1.10	2.09		12,252	72
12-31-23	11.01	0.27•	0.37	0.64	0.27		0.37		—	0.64		—	11.01	6.18	1.16	1.10	1.10	2.54		10,354	70
12-31-22	12.32	0.25•	(0.93)	(0.68)	0.24		0.39		—	0.63		—	11.01	(5.38)	1.15	1.10	1.10	2.23		11,235	68
12-31-21	10.46	0.21•	1.89	2.10	0.24		—		—	0.24		—	12.32	20.23	1.16	1.10	1.10	1.85		13,886	71
Class I
06-30-26+	11.99	0.16•	0.58	0.74	0.05		0.28		—	0.33		—	12.40	6.28	0.79	0.60	0.60	2.66		296,000	38
12-31-25	11.66	0.29•	1.83	2.12	0.29		1.50		—	1.79		—	11.99	19.00	0.72	0.61	0.61	2.43		135,778	67
12-31-24	10.99	0.30•	1.08	1.38	0.32		0.39		—	0.71		—	11.66	12.94	0.67	0.60	0.60	2.59		124,887	72
12-31-23	10.99	0.32•	0.37	0.69	0.32		0.37		—	0.69		—	10.99	6.74	0.66	0.60	0.60	3.04		122,202	70
12-31-22	12.30	0.30•	(0.92)	(0.62)	0.30		0.39		—	0.69		—	10.99	(4.90)	0.65	0.60	0.60	2.73		125,985	68
12-31-21	10.44	0.27•	1.89	2.16	0.30		—		—	0.30		—	12.30	20.87	0.66	0.60	0.60	2.35		144,785	71
Class S
06-30-26+	12.08	0.14•	0.60	0.74	0.05		0.28		—	0.33		—	12.49	6.17	1.04	0.85	0.85	2.23		36,243	38
12-31-25	11.73	0.29•	1.81	2.10	0.25		1.50		—	1.75		—	12.08	18.73	0.92	0.85	0.85	2.35		31,244	67
12-31-24	11.05	0.27•	1.09	1.36	0.29		0.39		—	0.68		—	11.73	12.68	0.92	0.85	0.85	2.34		328,504	72
12-31-23	11.05	0.30•	0.36	0.66	0.29		0.37		—	0.66		—	11.05	6.43	0.91	0.85	0.85	2.78		351,456	70
12-31-22	12.36	0.28•	(0.93)	(0.65)	0.27		0.39		—	0.66		—	11.05	(5.11)	0.90	0.85	0.85	2.48		392,545	68
12-31-21	10.49	0.24•	1.90	2.14	0.27		—		—	0.27		—	12.36	20.56	0.91	0.85	0.85	2.10		474,598	71
Class S2
06-30-26+	11.86	0.12•	0.60	0.72	0.04		0.28		—	0.32		—	12.26	6.16	1.19	1.00	1.00	2.03		161	38
12-31-25	11.55	0.24•	1.80	2.04	0.23		1.50		—	1.73		—	11.86	18.47	1.12	1.01	1.01	2.03		155	67
12-31-24	10.89	0.25•	1.08	1.33	0.28		0.39		—	0.67		—	11.55	12.50	1.07	1.00	1.00	2.20		146	72
12-31-23	10.89	0.28•	0.37	0.65	0.28		0.37		—	0.65		—	10.89	6.37	1.06	1.00	1.00	2.64		229	70
12-31-22	12.20	0.26•	(0.93)	(0.67)	0.25		0.39		—	0.64		—	10.89	(5.33)	1.05	1.00	1.00	2.34		223	68
12-31-21	10.35	0.22•	1.88	2.10	0.25		—		—	0.25		—	12.20	20.46	1.06	1.00	1.00	1.92		265	71
Voya Government Money Market Portfolio
Class I
06-30-26+	1.00	0.02•	—	0.02	0.02		0.00	*	—	0.02		—	1.00	1.64	0.52	0.41	0.41	3.28		739,449	—
12-31-25	1.00	0.04•	—	0.04	0.04		0.00	*	—	0.04		—	1.00	4.02	0.45	0.40	0.40	3.88		847,574	—
12-31-24	1.00	0.05•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.91	0.45	0.40	0.40	4.79		824,631	—
12-31-23	1.00	0.05•	—	0.05	0.05		—		—	0.05		—	1.00	4.77	0.48	0.43	0.43	4.72		789,249	—
12-31-22	1.00	0.01•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.39	0.50	0.35	0.35	1.43		523,130	—
12-31-21	1.00	—•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
Voya Growth and Income Portfolio
Class ADV
06-30-26+	21.65	0.01•	1.84	1.85	0.08		0.61		—	0.69		—	22.81	8.67	1.26	1.13	1.13	0.13		91,946	62
12-31-25	19.85	0.05•	3.41	3.46	—		1.66		—	1.66		—	21.65	17.69	1.16	1.12	1.12	0.25		96,509	90
12-31-24	18.60	0.09•	4.29	4.38	0.10		3.03		—	3.13		—	19.85	23.32	1.16	1.12	1.12	0.41		91,161	95
12-31-23	16.21	0.12•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
Class I
06-30-26+	22.92	0.07•	1.95	2.02	0.08		0.61		—	0.69		—	24.25	8.97	0.76	0.68	0.68	0.59		2,631,189	62
12-31-25	20.90	0.15•	3.61	3.76	0.08		1.66		—	1.74		—	22.92	18.21	0.66	0.67	0.67	0.70		2,527,897	90

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions									Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)		($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Growth and Income Portfolio (continued)
Class I (continued)
12-31-24	19.45	0.19•	4.49	4.68	0.20		3.03		—	3.23	—	20.90	23.85	0.66	0.67	0.67	0.86	2,293,616	95
12-31-23	16.88	0.21•	4.41	4.62	0.23		1.82		—	2.05	—	19.45	27.39	0.69	0.67	0.67	1.09	1,890,606	75
12-31-22	23.30	0.22•	(3.68)	(3.46)	0.23		2.73		—	2.96	—	16.88	(14.71)	0.68	0.66	0.66	1.09	1,644,921	56
12-31-21	29.90	0.29•	8.33	8.62	0.35		14.87		—	15.22	—	23.30	29.00	0.66	0.61	0.61	0.85	2,137,930	65
Class S
06-30-26+	21.72	0.04•	1.85	1.89	0.08		0.61		—	0.69	—	22.92	8.82	1.01	0.93	0.93	0.35	46,267	62
12-31-25	19.89	0.09•	3.43	3.52	0.03		1.66		—	1.69	—	21.72	17.94	0.91	0.92	0.92	0.44	39,071	90
12-31-24	18.63	0.13•	4.30	4.43	0.14		3.03		—	3.17	—	19.89	23.56	0.91	0.92	0.92	0.61	32,627	95
12-31-23	16.23	0.15•	4.24	4.39	0.17		1.82		—	1.99	—	18.63	27.06	0.94	0.92	0.92	0.84	29,695	75
12-31-22	22.54	0.17•	(3.57)	(3.40)	0.18		2.73		—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20•	8.16	8.36	0.27		14.87		—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
Class S2
06-30-26+	20.74	0.02•	1.76	1.78	0.08		0.61		—	0.69	—	21.83	8.71	1.16	1.08	1.08	0.19	979	62
12-31-25	19.07	0.06•	3.27	3.33	0.00	*	1.66		—	1.66	—	20.74	17.73	1.06	1.07	1.07	0.30	887	90
12-31-24	17.98	0.09•	4.15	4.24	0.12		3.03		—	3.15	—	19.07	23.36	1.06	1.07	1.07	0.46	704	95
12-31-23	15.74	0.12•	4.11	4.23	0.17		1.82		—	1.99	—	17.98	26.90	1.09	1.07	1.07	0.69	549	75
12-31-22	21.97	0.13•	(3.47)	(3.34)	0.16		2.73		—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15•	8.03	8.18	0.22		14.87		—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
Voya Intermediate Bond Portfolio
Class ADV
06-30-26+	10.92	0.22•	(0.10)	0.12	0.23		—		—	0.23	—	10.81	1.08	1.18	1.03	1.03	4.00	172,616	64
12-31-25	10.62	0.46•	0.29	0.75	0.45		—		—	0.45	—	10.92	7.21	1.18	1.03	1.03	4.29	179,349	117
12-31-24	10.82	0.43•	(0.19)	0.24	0.44		—		—	0.44	—	10.62	2.28	1.10	1.03	1.03	4.00	180,921	240
12-31-23	10.51	0.39•	0.31	0.70	0.39		—		—	0.39	—	10.82	6.78	1.09	1.03	1.03	3.71	193,771	278
12-31-22	12.68	0.28•	(2.16)	(1.88)	0.29		—		—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26•	(0.44)	(0.18)	0.25		0.00	*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
Class I
06-30-26+	11.04	0.25•	(0.11)	0.14	0.26		—		—	0.26	—	10.92	1.25	0.68	0.53	0.53	4.50	655,350	64
12-31-25	10.74	0.52•	0.29	0.81	0.51		—		—	0.51	—	11.04	7.71	0.68	0.53	0.53	4.80	676,929	117
12-31-24	10.94	0.49•	(0.19)	0.30	0.50		—		—	0.50	—	10.74	2.82	0.60	0.53	0.53	4.50	658,204	240
12-31-23	10.63	0.45•	0.30	0.75	0.44		—		—	0.44	—	10.94	7.28	0.59	0.53	0.53	4.21	712,402	278
12-31-22	12.82	0.34•	(2.18)	(1.84)	0.35		—		—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33•	(0.45)	(0.12)	0.31		0.00	*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
Class S
06-30-26+	10.97	0.23•	(0.10)	0.13	0.24		—		—	0.24	—	10.86	1.22	0.93	0.78	0.78	4.25	55,784	64
12-31-25	10.67	0.49•	0.29	0.78	0.48		—		—	0.48	—	10.97	7.46	0.93	0.78	0.78	4.54	58,545	117
12-31-24	10.87	0.46•	(0.19)	0.27	0.47		—		—	0.47	—	10.67	2.55	0.85	0.78	0.78	4.28	60,945	240
12-31-23	10.56	0.42•	0.30	0.72	0.41		—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31•	(2.17)	(1.86)	0.32		—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29•	(0.43)	(0.14)	0.28		0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
Class S2
06-30-26+	10.92	0.22•	(0.10)	0.12	0.23		—		—	0.23	—	10.81	1.13	1.08	0.93	0.93	4.10	7,419	64
12-31-25	10.62	0.47•	0.29	0.76	0.46		—		—	0.46	—	10.92	7.32	1.08	0.93	0.93	4.39	7,851	117
12-31-24	10.82	0.44•	(0.19)	0.25	0.45		—		—	0.45	—	10.62	2.38	1.00	0.93	0.93	4.10	8,187	240
12-31-23	10.51	0.40•	0.31	0.71	0.40		—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29•	(2.17)	(1.88)	0.30		—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27•	(0.43)	(0.16)	0.26		0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Voya Small Company Portfolio
Class ADV
06-30-26+	12.85	0.01•	2.27	2.28	0.05	0.91	—	0.96	—	14.17	18.31	1.53	1.37	1.37	0.11	9,793	48
12-31-25	14.33	0.01•	0.79	0.80	0.10	2.18	—	2.28	—	12.85	8.03	1.44	1.37	1.37	0.10	8,783	111
12-31-24	13.56	0.07•	1.23	1.30	0.08	0.45	—	0.53	—	14.33	10.00	1.42	1.36	1.36	0.51	8,698	183
12-31-23	11.56	0.04•	1.97	2.01	0.01	—	—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01)•	(3.40)	(3.41)	—	4.77	—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10)•	2.56	2.46	—	0.08	—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
Class I
06-30-26+	14.69	0.05•	2.60	2.65	0.11	0.91	—	1.02	—	16.32	18.58	1.03	0.87	0.87	0.61	206,335	48
12-31-25	16.03	0.08•	0.93	1.01	0.17	2.18	—	2.35	—	14.69	8.59	0.94	0.87	0.87	0.58	184,579	111
12-31-24	15.09	0.15•	1.38	1.53	0.14	0.45	—	0.59	—	16.03	10.56	0.92	0.86	0.86	1.01	215,963	183
12-31-23	12.85	0.11•	2.19	2.30	0.06	—	—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06•	(3.66)	(3.60)	—	4.77	—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01)•	2.75	2.74	0.03	0.08	—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
Class R6
06-30-26+	14.71	0.05•	2.62	2.67	0.12	0.91	—	1.03	—	16.35	18.69	0.80	0.80	0.80	0.63	1,422	48
12-31-25	16.06	0.07•	0.94	1.01	0.18	2.18	—	2.36	—	14.71	8.62	0.80	0.80	0.80	0.51	2,196	111
12-31-24	15.11	0.17•	1.38	1.55	0.15	0.45	—	0.60	—	16.06	10.69	0.79	0.79	0.79	1.10	7,892	183
12-31-23	12.87	0.12•	2.19	2.31	0.07	—	—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92	5,042	193
12-31-22	21.23	0.07•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	0.00*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00 *	14,790	129
Class S
06-30-26+	14.08	0.03•	2.50	2.53	—	0.91	—	0.91	—	15.70	18.54	1.28	1.12	1.12	0.37	1,013	48
12-31-25	15.23	0.01•	1.13	1.14	0.11	2.18	—	2.29	—	14.08	10.15	1.18	1.11	1.11	0.09	762	111
12-31-24	14.36	0.11•	1.31	1.42	0.10	0.45	—	0.55	—	15.23	10.34	1.17	1.11	1.11	0.76	58,884	183
12-31-23	12.23	0.08•	2.08	2.16	0.03	—	—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60	64,320	193
12-31-22	20.51	0.03•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

*

See Accompanying Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has seventeen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2026, the maximum amount of loss that Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $1,168,069 which represent the gross payments to be received by the Portfolio on forward premium swaptions and forward foreign currency contracts were they to be unwound as of June 30, 2026. At June 30, 2026, Intermediate Bond received $420,000 in cash collateral from certain counterparties.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2026, Intermediate Bond had a liability position of $3,390,652 on forward premium swaptions, OTC interest rate swaps, OTC total return swaps and written options. If a contingent feature would have been triggered as of June 30, 2026, the Portfolio could have been required to pay these amounts in cash to its counterparties. At June 30, 2026, Intermediate Bond pledged $2,070,000 in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2026, Intermediate Bond had average quarterly contract amounts of $3,377,068 and $18,704,546, respectively, on forward foreign currency contracts purchased and sold.

Intermediate Bond entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open forward foreign currency contracts at June 30, 2026.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2026, Intermediate Bond has purchased and sold futures contracts on various bonds and notes as part of its duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, Intermediate Bond had average quarterly notional values of $194,171,044 and $32,166,833, respectively, on futures contracts purchased and sold. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open futures contracts at June 30, 2026.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended June 30, 2026, Intermediate Bond had purchased forward premium swaptions with an average quarterly notional value of $93,652,883 to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had written forward premium swaptions with an average quarterly notional value of $601,536,726 to generate

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income. Please refer to the tables within the Portfolio of Investments for open written forward premium swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had purchased interest swaptions to manage its duration strategy. Intermediate Bond had average quarterly notional values of $11,527,063 on purchased interest swaptions. There were no open purchased interest rate swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had written interest swaptions to generate income. Intermediate Bond had average quarterly notional values of $17,744,913 on written interest swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had written credit default swaptions to generate income. Intermediate Bond had average quarterly notional values of $9,926,000 on written credit default swaptions. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at June 30, 2026.

During the period ended June 30, 2026, Intermediate Bond had written equity options with an average quarterly quarterly notional value of $1,530,750 to generate income. There were no open written equity options at June 30, 2026.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Small Company declares and pays dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2026.

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2026, there was $339,000 collateral pledged or received for open when-issued or delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2026, Intermediate Bond bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge or gain additional exposure to credit risk associated with various sectors within the credit market.

For the period ended June 30, 2026, Intermediate Bond had an average quarterly notional amount of $100,235,667 and $23,726,340 respectively, on credit default swaps to buy and sell protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy and sell protection at June 30, 2026.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2026, Intermediate Bond has entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2026, Intermediate Bond had average quarterly notional amount of $149,761,871 on Long interest rate swaps.

For the period ended June 30, 2026, Intermediate Bond has entered into interest rate swaps in which it pays a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2026, Intermediate Bond had average quarterly notional amounts of $257,907,419 on Short interest rate swaps.

Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2026.

At June 30, 2026, Intermediate Bond had pledged $8,664,200 in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. Certain Funds may enter into inflation-linked swaps. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2026, Intermediate Bond had entered into inflation-linked swaps in which it pays a floating interest rate and receives a fixed rate linked to an inflation index ("long inflation-linked swap"). Average quarterly notional amount on long inflation linked-bonds were $6,058,000.

For the period ended June 30, 2026, Intermediate Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index ("short inflation-linked swap"). Average quarterly notional amount on short inflation linked-bonds were $6,058,000.

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Intermediate Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open centrally cleared inflation-linked swaps at June 30, 2026.

Total Return Swap Agreements. Certain Portfolios may enter into total return swaps. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Portfolio’s use of a total return swap exposes the Portfolio to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For the period ended June 30, 2026, Intermediate Bond had an average quarterly notional amount of $36,000,000 on receiver total return swaps. Please refer to the tables within the Portfolio of Investments for open total return swaps at June 30, 2026.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2026, Intermediate Bond did not enter into any volatility swaps.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global High Dividend Low Volatility	$252,231,375	$103,412,112
Growth and Income	1,637,385,688	1,755,587,270
Intermediate Bond	193,156,329	257,758,435
Small Company	96,711,842	108,951,884

U.S. government securities not included above were as follows:

	Purchases	Sales
Intermediate Bond	$352,539,707	$322,163,546

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Portfolio	Fee
Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

Effective May 1, 2026, the Board approved the expiration of the management fee waiver for Government Money Market. Prior to May 1, 2026, the Investment Adviser was contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver was not eligible for recoupment.

The Investment Adviser is contractually obligated to waive the management fee it receives for advising Intermediate Bond in an amount equal to any advisory fee that Voya receives as a result of any investment by Intermediate Bond into an affiliated exchange traded fund. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2027. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2026, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Global High Dividend Low Volatility	28.13%
Voya Institutional Trust Company	Government Money Market	6.74
	Growth and Income	5.39
	Intermediate Bond	23.50
	Small Company	6.24
Voya Retirement Insurance and Annuity Company	Global High Dividend Low Volatility	55.34
	Government Money Market	89.59
	Growth and Income	68.82
	Intermediate Bond	60.11
	Small Company	93.35

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/ trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/ trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’

assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global High Dividend Low Volatility	$243,821
Government Money Market	521,832
Growth and Income	1,729,958
Intermediate Bond	592,148
Small Company	229,155

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Global High Dividend Low Volatility	1.10%	0.60%	N/A	0.85%	1.00%
Government Money Market	N/A	0.40%	N/A	N/A	N/A
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

The Expense Limitation Agreements are contractual through May 1, 2027. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2026:

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Global High Dividend Low
Volatility	1	$3,682,000	4.62%
Small Company	1	988,000	4.64

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global High Dividend Low Volatility
Class ADV
6/30/2026	157,842	—	31,198	(91,454)	—	97,586	1,918,494	—	382,842	(1,128,273)	—	1,173,063
12/31/2025	99,526	—	155,339	(212,483)	—	42,382	1,215,802	—	1,848,721	(2,561,685)	—	502,838
Class I
6/30/2026	12,766,675	—	649,250	(870,710)	—	12,545,215	153,314,895	—	7,945,092	(10,762,866)	—	150,497,121
12/31/2025	308,434	—	1,628,306	(1,324,600)	—	612,140	3,740,603	—	19,359,729	(15,912,542)	—	7,187,790
Class S
6/30/2026	467,785	—	77,074	(229,313)	—	315,546	5,673,066	—	950,207	(2,853,065)	—	3,770,208
12/31/2025	496,247	—	3,823,265	(29,736,332)	—	(25,416,820)	6,058,536	—	45,712,769	(355,594,989)	—	(303,823,684)
Class S2
6/30/2026	164	—	345	(470)	—	39	2,000	—	4,178	(5,767)	—	411
12/31/2025	748	—	1,819	(2,100)	—	467	8,773	—	21,375	(24,553)	—	5,595
Government Money Market
Class I
6/30/2026	49,751,480	—	12,441,688	(170,222,121)	—	(108,028,953)	49,751,480	—	12,441,688	(170,222,121)	—	(108,028,953)
12/31/2025	198,417,386	—	34,774,048	(210,274,870)	—	22,916,564	198,417,386	—	34,774,048	(210,274,870)	—	22,916,564
Growth and Income
Class ADV
6/30/2026	84,278	—	124,707	(636,802)	—	(427,817)	1,796,989	—	2,754,771	(13,948,544)	—	(9,396,784)
12/31/2025	224,470	—	331,526	(691,275)	—	(135,279)	4,847,235	—	7,030,401	(14,302,626)	—	(2,424,990)
Class I
6/30/2026	1,772,210	—	3,158,050	(6,735,327)	—	(1,805,067)	40,631,337	—	74,119,428	(154,792,591)	—	(40,041,826)
12/31/2025	6,326,857	—	8,102,447	(13,899,559)	—	529,745	134,732,417	—	182,020,114	(302,926,796)	—	13,825,735
Class S
6/30/2026	348,081	—	61,256	(189,283)	—	220,054	7,661,955	—	1,359,264	(4,191,687)	—	4,829,532
12/31/2025	467,827	—	130,840	(440,351)	—	158,316	9,683,054	—	2,796,219	(9,055,591)	—	3,423,682
Class S2
6/30/2026	623	—	1,419	(5)	—	2,037	12,846	—	30,000	(94)	—	42,752
12/31/2025	2,748	—	3,243	(109)	—	5,882	53,571	—	66,055	(2,155)	—	117,471
Intermediate Bond
Class ADV
6/30/2026	383,863	—	337,904	(1,166,908)	—	(445,141)	4,174,172	—	3,671,663	(12,685,194)	—	(4,839,359)
12/31/2025	626,541	—	694,669	(1,934,536)	—	(613,326)	6,767,621	—	7,531,079	(20,877,474)	—	(6,578,774)
Class I
6/30/2026	2,048,377	—	1,425,569	(4,784,912)	—	(1,310,966)	22,550,107	—	15,658,239	(52,449,469)	—	(14,241,123)
12/31/2025	4,616,745	—	2,853,808	(7,462,537)	—	8,016	50,606,355	—	31,283,674	(81,532,092)	—	357,937
Class S
6/30/2026	249,187	—	116,569	(562,496)	—	(196,740)	2,716,557	—	1,272,427	(6,135,932)	—	(2,146,948)
12/31/2025	590,383	—	241,790	(1,209,350)	—	(377,177)	6,419,378	—	2,633,632	(13,125,378)	—	(4,072,368)
Class S2
6/30/2026	51,483	—	14,729	(98,418)	—	(32,206)	560,308	—	160,040	(1,069,363)	—	(349,015)

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Intermediate Bond (continued)
Class S2
12/31/2025	170,677	—	31,336	(253,948)	—	(51,935)	1,842,465	—	339,733	(2,747,152)	—	(564,954)
Small Company
Class ADV
6/30/2026	8,110	—	47,906	(48,531)	—	7,485	105,901	—	629,965	(632,514)	—	103,352
12/31/2025	62,238	—	125,359	(110,782)	—	76,815	830,854	—	1,396,502	(1,404,146)	—	823,210
Class I
6/30/2026	70,252	—	806,997	(803,324)	—	73,925	1,081,575	—	12,209,863	(12,226,587)	—	1,064,851
12/31/2025	56,419	—	2,107,828	(3,063,704)	—	(899,457)	838,508	—	26,769,416	(47,940,072)	—	(20,332,148)
Class R6
6/30/2026	6,429	—	9,290	(78,023)	—	(62,304)	95,411	—	140,832	(1,180,607)	—	(944,364
12/31/2025	65,034	—	92,957	(500,021)	—	(342,030)	896,058	—	1,181,485	(7,202,354)	—	(5,124,811)
Class S
6/30/2026	9,465	—	3,750	(2,809)	—	10,406	139,916	—	54,645	(41,584)	—	152,977
12/31/2025	111,440	—	538,697	(4,462,976)	—	(3,812,839)	1,535,102	—	6,453,592	(62,564,114)	—	(54,575,420)

NOTE 10 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter into credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded and unfunded portions of the credit agreements are presented in the Portfolio of Investments. At June 30, 2026, Intermediate Bond Portfolio had the following unfunded loan commitments:

Unfunded
Loan
Loan	Commitment
Azuria Water Solutions, Inc. Initial Delayed Draw
Term Loan	$21,176
Prestige Brands, Inc. Delayed Draw Term Loan	2,917
Watlow Electric Manufacturing Co. 2026 Delayed
Draw Term Loan	30,739
$54,832

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Global High Dividend Low Volatility

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BofA Securities Inc	$61,251	$(61,251)	$—
Citigroup Global
Markets Limited	985,533	(985,533)	—
Merrill Lynch
International	985,534	(985,534)	—
State Street Bank and
Trust Company	816,772	(816,772)	—
Total	$2,849,090	$(2,849,090)	$—

(1)	Cash collateral with a fair value of $2,999,874 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
UBS AG	$12,195,715	$(12,195,715)	$—
Total	$12,195,715	$(12,195,715)	$—

(1)	Cash collateral with a fair value of $12,444,277 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Bank PLC	$553,016	$(553,016)	$—
BMO Capital Markets Corp	2,910,035	(2,910,035)	—
BNP Paribas	366,607	(366,607)	—

	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$933,723	$(933,723)	$—
BofA Securities Inc	291,003	(291,003)	—
Canadian Imperial Bank of Commerce	255,369	(255,369)	—
Citigroup Global Markets Inc.	332,709	(332,709)	—
Daiwa Capital Markets America Inc.	88,898	(88,898)	—
Deutsche Bank Securities Inc.	429,063	(429,063)	—
Goldman, Sachs & Co. LLC	209,587	(209,587)	—
J.P. Morgan Securities LLC	253,844	(253,844)	—
Mizuho Securities USA LLC.	309,578	(309,578)	—
Morgan Stanley & Co. LLC	779,663	(779,663)	—
MUFG Securities Americas Inc.	11,020	(11,020)	—
National Bank Financial Inc	271,625	(271,625)	—
Nomura Securities International, Inc.	527,279	(527,279)	—
TD Securities (USA) Inc.	2,088,051	(2,088,051)	—
TD Securities Inc.	390,500	(390,500)	—
Truist Securities INC	188,631	(188,631)	—
Total	$11,190,201	$(11,190,201)	$—

(1)	Cash collateral with a fair value of $11,480,135 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
	Securities	Cash Collateral
Counterparty	Loaned at Value	Received(1)	Net Amount
Barclays Capital Inc.	$646,368	$(646,368)	$—
BMO Capital Markets Corp	490,742	(490,742)	—
BNP Paribas Prime Brokerage Intl Ltd	7,816	(7,816)	—
BNP Paribas Securities Corp.	278,330	(278,330)	—
BofA Securities Inc	263,467	(263,467)	—
Cantor Fitzgerald & Co	996	(996)	—
HSBC Bank PLC	10	(10)	—
Jefferies LLC	40,210	(40,210)	—
Morgan Stanley & Co. LLC	977,252	(977,252)	—
Scotia Capital (USA) INC	557,670	(557,670)	—
State Street Bank and Trust Company	348	(348)	—
TD Securities (USA) Inc.	447,464	(447,464)	—

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
UBS AG	$1,809,156	$(1,809,156)	$—
Wells Fargo Securities LLC	1,638,888	(1,638,888)	—
Total	$7,158,717	$(7,158,717)	$—

(1)	Cash collateral with a fair value of $7,362,499 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Global High Dividend Low
Volatility	$21,198,963	$45,743,631	$15,234,189	$13,578,307
Government Money Market	34,774,048	—	39,872,512	—
Growth and Income	38,212,112	153,804,836	44,698,285	285,396,830
Intermediate Bond	41,790,385	—	81,348,892	—
Small Company	35,800,995	—	11,320,785	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Global High Dividend Low Volatility	$2,356,714	$5,648,462	$23,319,222	$—	—	$31,324,398
Government Money Market	35,090	—	—	—	—	35,090
Growth and Income	12,620,775	65,670,413	714,953,566	—	—	793,244,754
Intermediate Bond	3,077,208	—	(25,973,977)	(50,329,545)	Short-term	(402,149,591)
				(328,923,277)	Long-term
				$(379,252,822)*
Small Company	13,033,435	—	(804,918)	—	—	12,228,517

*       Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

As of June 30, 2026, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 14 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 14 — SEGMENT REPORTING (continued)

executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 16 — SUBSEQUENT EVENTS

Strategy change: At its May 2026 meeting, the Board approved disclosure modifications for Intermediate Bond relating to investments in commercial mortgage loans and direct lending. The disclosure modifications became effective on July 1, 2026 through a reprint of the Portfolio's Statement of Additional Information.

Dividends: Subsequent to June 30, 2026, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net
	Investment	Short-term Capital	Long-term Capital
	Income	Gains	Gains	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	$0.0654	$-	$-	July 1, 2026	June 30, 2026
Class I	$0.0808	$-	$-	July 1, 2026	June 30, 2026
Class S	$0.0732	$-	$-	July 1, 2026	June 30, 2026
Class S2	$0.0689	$-	$-	July 1, 2026	June 30, 2026
Government Money Market
Class I	$0.0028	$-	$-	July 31, 2026	Daily
Intermediate Bond
Class ADV	$0.0388	$-	$-	July 31, 2026	Daily
Class I	$0.0438	$-	$-	July 31, 2026	Daily
Class S	$0.0412	$-	$-	July 31, 2026	Daily
Class S2	$0.0396	$-	$-	July 31, 2026	Daily

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

33

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.6%
	Australia: 1.6%
18,328	Computershare Ltd.	$485,378	0.1
321,225	Medibank Pvt Ltd.	1,103,652	0.3
457,783	Scentre Group	1,220,260	0.4
301,408	Telstra Group Ltd.	1,056,996	0.3
167,770	Transurban Group	1,668,124	0.5
		5,534,410	1.6

	Canada: 4.1%
37,156	Bank of Nova Scotia	3,229,487	0.9
58,257	Canadian Natural Resources Ltd.	2,305,223	0.7
9,721	Canadian Tire Corp. Ltd. - Class A	1,338,972	0.4
22,042	CCL Industries, Inc. - Class B	1,437,140	0.4
39,820	Keyera Corp.	1,599,539	0.5
12,920	Stantec, Inc.	891,122	0.3
40,572	Suncor Energy, Inc.	2,182,721	0.6
9,759	Toronto-Dominion Bank	1,186,562	0.3
1,249	WSP Global, Inc.	154,865	0.0
		14,325,631	4.1

	Denmark: 0.6%
42,008	Danske Bank A/S	2,251,738	0.6

	Finland: 0.1%
32,923	Sampo Oyj - Class A	345,754	0.1

	France: 3.1%
7,580	Air Liquide SA	1,501,039	0.4
51,726	AXA SA	2,591,952	0.8
20,489	BNP Paribas SA	2,392,967	0.7
21,777	Bureau Veritas SA	667,001	0.2
61,803	Carrefour SA	1,147,368	0.3
5,816	Danone SA	475,388	0.2
24,959	Engie SA	785,570	0.2
4,233	Ipsen SA	815,777	0.2
4,886	TotalEnergies SE	377,811	0.1
		10,754,873	3.1

	Germany: 1.3%
48,142	Deutsche Telekom AG, Reg	1,312,553	0.4
26,668	Fresenius SE & Co. KGaA	1,218,362	0.3
4,142	Mercedes-Benz Group AG	208,337	0.1
2,398	SAP SE	369,646	0.1
15,394 (1)	Scout24 SE	1,273,920	0.4
		4,382,818	1.3

	Hong Kong: 0.8%
15,000	Hong Kong Exchanges & Clearing Ltd.	697,904	0.2
166,500	Power Assets Holdings Ltd.	1,213,252	0.3
869,000 (1)	WH Group Ltd.	921,414	0.3
		2,832,570	0.8

	Ireland: 0.3%
77,274	AIB Group PLC	908,158	0.3

	Israel: 0.2%
40,010	Bank Leumi Le-Israel BM	895,368	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Italy: 1.1%
36,430	Eni SpA	$854,705	0.2
183,566	Intesa Sanpaolo SpA	1,261,698	0.4
37,049	Terna - Rete Elettrica Nazionale	432,622	0.1
14,303	UniCredit SpA	1,281,813	0.4
		3,830,838	1.1

	Japan: 4.7%
96,700	Asahi Kasei Corp.	1,075,506	0.3
106,000	Astellas Pharma, Inc.	1,417,926	0.4
49,400	Central Japan Railway Co.	1,054,445	0.3
25,800	Daiichi Sankyo Co. Ltd.	414,871	0.1
40,600	Daiwa House Industry Co. Ltd.	1,100,127	0.3
72,300	ENEOS Holdings, Inc.	535,191	0.2
39,100	Japan Exchange Group, Inc.	494,846	0.2
44,200 (2)	Japan Tobacco, Inc.	1,630,958	0.5
118,600	Kirin Holdings Co. Ltd.	2,045,398	0.6
12,800	NEC Corp.	309,022	0.1
153,100	Nippon Telegraph & Telephone Corp.	136,187	0.0
56,700	Nitto Denko Corp.	1,115,503	0.3
7,800	ORIX Corp.	297,114	0.1
33,500	Secom Co. Ltd.	1,330,828	0.4
41,400	Suntory Beverage & Food Ltd.	1,153,661	0.3
790,900	Z Holdings Corp.	2,105,029	0.6
		16,216,612	4.7

	Netherlands: 1.9%
24,085	ASR Nederland NV	1,818,914	0.5
3,112	Heineken Holding NV	236,978	0.1
1,158	Heineken NV	97,228	0.0
6,060	ING Groep NV	191,213	0.1
397,131	Koninklijke KPN NV	1,961,335	0.6
24,551	NN Group NV	2,152,352	0.6
		6,458,020	1.9

	New Zealand: 0.1%
22,468	Fisher & Paykel Healthcare Corp. Ltd.	499,114	0.1

	Norway: 0.9%
64,997	DNB Bank ASA	1,935,107	0.6
25,326	Equinor ASA	798,614	0.2
17,543	Mowi ASA	324,075	0.1
5,328	Telenor ASA	76,326	0.0
		3,134,122	0.9

	Puerto Rico: 0.6%
12,497	Popular, Inc.	2,051,757	0.6

	Singapore: 0.6%
111,700	Singapore Exchange Ltd.	2,084,036	0.6

	Spain: 1.1%
56,449 (1)	Aena SME SA	1,720,144	0.5
83,320 (2)	Repsol SA	2,081,710	0.6
		3,801,854	1.1

	Sweden: 0.5%
36,953	Swedbank AB - Class A	1,380,411	0.4

See Accompanying Notes to Financial Statements

34

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
83,702	Telia Co. AB	$407,699	0.1
		1,788,110	0.5

	Switzerland: 1.1%
19,126	ABB Ltd., Reg	2,080,514	0.6
1,610	Galderma Group AG	366,191	0.1
6,102	Sandoz Group AG	551,340	0.1
7,899	SGS SA	915,991	0.3
		3,914,036	1.1

	United Kingdom: 3.9%
925	AstraZeneca PLC	172,702	0.0
65,472	BAE Systems PLC	1,604,502	0.5
130,103	Barclays PLC	871,823	0.3
24,471	British American Tobacco PLC	1,514,342	0.4
173,000	CK Hutchison Holdings Ltd.	1,466,285	0.4
8,595	GSK PLC	225,644	0.1
42,301	Imperial Brands PLC	1,563,401	0.4
185,727	NatWest Group PLC	1,638,851	0.5
1,169	Next PLC	225,551	0.1
95,589	Rolls-Royce Holdings PLC	1,832,412	0.5
111,268	Sage Group PLC	1,207,157	0.3
36,839	Smith & Nephew PLC	532,406	0.2
20,565	Smiths Group PLC	698,589	0.2
		13,553,665	3.9

	United States: 70.0%
21,260	AbbVie, Inc.	5,349,866	1.5
2,390	Accenture PLC - Class A	297,412	0.1
1,728	Acuity Brands, Inc.	650,869	0.2
208,228	ADT, Inc.	1,353,482	0.4
10,840	Allstate Corp.	2,579,270	0.7
19,479	Ally Financial, Inc.	895,060	0.3
4,842	Alphabet, Inc. - Class A	1,730,386	0.5
42,596	Altria Group, Inc.	3,064,782	0.9
3,075	American Electric Power Co., Inc.	420,691	0.1
3,051	Ameriprise Financial, Inc.	1,399,677	0.4
8,581	AMETEK, Inc.	2,076,087	0.6
956	Aon PLC - Class A	317,096	0.1
2,835	Applied Materials, Inc.	2,049,705	0.6
13,079	AptarGroup, Inc.	1,637,491	0.5
7,756	Assurant, Inc.	2,082,719	0.6
1,918	Automatic Data Processing, Inc.	429,536	0.1
21,623	Avnet, Inc.	1,920,555	0.6
19,689	Axis Capital Holdings Ltd.	2,115,386	0.6
7,707	Bank of New York Mellon Corp.	1,114,509	0.3
5,769	Booking Holdings, Inc.	1,028,267	0.3
45,630	Bristol-Myers Squibb Co.	2,629,201	0.8
54,374	Brixmor Property Group, Inc.	1,714,412	0.5
13,711	Broadridge Financial Solutions, Inc.	1,877,721	0.5
10,275	Cardinal Health, Inc.	2,440,929	0.7
6,232	Cboe Global Markets, Inc.	1,512,319	0.4
7,242	Cencora, Inc.	2,049,341	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
14,529	Charles Schwab Corp.	$1,340,591	0.4
336	Chesapeake Energy Corp.	30,640	0.0
2,195	Chord Energy Corp.	250,889	0.1
8,177	Cigna Group	2,254,235	0.7
12,014	Cintas Corp.	2,043,341	0.6
21,075	Citigroup, Inc.	2,949,657	0.9
6,442	Citizens Financial Group, Inc.	451,391	0.1
9,588	CME Group, Inc.	2,117,318	0.6
28,799	CNA Financial Corp.	1,399,919	0.4
55,852	Coca-Cola Co.	4,539,092	1.3
27,883	Colgate-Palmolive Co.	2,556,313	0.7
30,912	Commerce Bancshares, Inc.	1,785,168	0.5
26,342	COPT Defense Properties	958,585	0.3
23,044	CVS Health Corp.	2,383,902	0.7
10,421	Delta Air Lines, Inc.	976,031	0.3
42,454	Devon Energy Corp.	1,754,199	0.5
6,514	Digital Realty Trust, Inc.	1,169,784	0.3
17,645	Dolby Laboratories, Inc. - Class A	927,774	0.3
335	Domino's Pizza, Inc.	99,173	0.0
21,109	Duke Energy Corp.	2,671,977	0.8
1,563	DuPont de Nemours, Inc.	212,005	0.1
354	Ecolab, Inc.	98,628	0.0
25,461	Edison International	1,895,571	0.5
27,691	Element Solutions, Inc.	1,322,245	0.4
3,040	Elevance Health, Inc.	1,175,659	0.3
4,588	Emerson Electric Co.	656,772	0.2
18,210	EOG Resources, Inc.	2,362,383	0.7
14,455	Evergy, Inc.	1,249,346	0.4
16,952	Eversource Energy	1,225,121	0.4
45,323	Exelon Corp.	2,112,958	0.6
1,099	Expedia Group, Inc.	281,212	0.1
3,464	Flowserve Corp.	256,890	0.1
8,854	Fortive Corp.	540,891	0.2
20,582	Fox Corp. - Class A	1,073,557	0.3
1,888	General Dynamics Corp.	668,805	0.2
7,955	General Motors Co.	613,171	0.2
59,610	Genpact Ltd.	1,639,275	0.5
12,876	Globe Life, Inc.	2,300,684	0.7
14,305	Hancock Whitney Corp.	1,068,870	0.3
10,540	Hanover Insurance Group, Inc.	2,256,825	0.7
17,230	Hartford Financial Services Group, Inc.	2,283,320	0.7
1,917 (3)	Honeywell Aerospace, Inc.	423,810	0.1
1,917	Honeywell International, Inc.	429,216	0.1
6,482	Host Hotels & Resorts, Inc.	153,688	0.0
8,282	Intuit, Inc.	2,161,602	0.6
13,816	Jack Henry & Associates, Inc.	1,903,016	0.5
20,841	Johnson & Johnson	5,292,989	1.5
51,806	KeyCorp	1,194,128	0.3
79,485	Kinder Morgan, Inc.	2,541,135	0.7

See Accompanying Notes to Financial Statements

35

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
7,520	KLA Corp.	$2,268,859	0.7
416	Lamar Advertising Co. -Class A	64,888	0.0
3,778	Lancaster Colony Corp.	431,297	0.1
14,375	Las Vegas Sands Corp.	663,981	0.2
11,841	Leidos Holdings, Inc.	1,219,268	0.4
1,402	Linde PLC	727,554	0.2
13,225	Marsh & McLennan Cos., Inc.	2,204,211	0.6
2,488	McKesson Corp.	1,879,933	0.5
29,222	Medtronic PLC	2,286,037	0.7
8,177	Meta Platforms, Inc. -Class A	4,606,022	1.3
22,328	MetLife, Inc.	1,889,172	0.5
5,942	Micron Technology, Inc.	6,858,791	2.0
56,899	Microsoft Corp.	21,224,465	6.1
100	MSCI, Inc.	56,004	0.0
6,638	National Retail Properties, Inc.	308,866	0.1
17,116	NetApp, Inc.	2,648,872	0.8
24,562	New York Times Co. -Class A	1,718,849	0.5
1,414	NewMarket Corp.	1,118,813	0.3
21,106	News Corp. - Class A	524,062	0.2
46,534	NiSource, Inc.	2,212,692	0.6
5,221	Northern Trust Corp.	907,619	0.3
9,492	NVIDIA Corp.	1,899,254	0.5
6,879	OneMain Holdings, Inc.	419,413	0.1
24,861	ONEOK, Inc.	2,161,415	0.6
2,698	Paycom Software, Inc.	339,085	0.1
29,891	PayPal Holdings, Inc.	1,290,693	0.4
16,003	PBF Energy, Inc. - Class A	728,457	0.2
22,140	PepsiCo, Inc.	2,997,756	0.9
120,136	Pfizer, Inc.	2,892,875	0.8
107,492	PG&E Corp.	1,808,015	0.5
5,447	Philip Morris International, Inc.	985,417	0.3
36,240	Portland General Electric Co.	1,878,319	0.5
6,680	Primerica, Inc.	1,898,456	0.5
19,535	Procter & Gamble Co.	2,864,612	0.8
4,450	Prologis, Inc.	602,842	0.2
10,990	Qualcomm, Inc.	2,030,842	0.6
4,503	Raymond James Financial, Inc.	684,591	0.2
20,593	Regency Centers Corp.	1,642,086	0.5
1,571	Regeneron Pharmaceuticals, Inc.	979,581	0.3
6,307	RingCentral, Inc. - Class A	245,847	0.1
8,135	Ross Stores, Inc.	1,731,535	0.5
2,625	RPM International, Inc.	291,769	0.1
68,434	Sabra Health Care REIT, Inc.	1,335,147	0.4
11,663	Sanofi	997,225	0.3
10,264	Simon Property Group, Inc.	2,295,544	0.7
16,691	SLM Corp.	432,965	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United States (continued)
27,129	SS&C Technologies Holdings, Inc.	$1,683,354	0.5
3,078	STERIS PLC	648,134	0.2
19,594	Synchrony Financial	1,490,124	0.4
11,989	TJX Cos., Inc.	1,816,334	0.5
11,094	T-Mobile US, Inc.	1,860,797	0.5
15,278	Tradeweb Markets, Inc. -Class A	1,522,606	0.4
291	Trane Technologies PLC	142,928	0.0
16,280	Travel + Leisure Co.	1,244,280	0.4
41,903	Truist Financial Corp.	2,087,607	0.6
3,425	Tyson Foods, Inc. - Class A	196,081	0.1
28,083	UGI Corp.	969,987	0.3
18,119	UL Solutions, Inc. - Class A	1,845,601	0.5
11,609	Union Pacific Corp.	3,157,648	0.9
25,609	Unum Group	2,289,445	0.7
46,827	US Bancorp	2,828,351	0.8
3,302	Valero Energy Corp.	859,973	0.2
9,324	Ventas, Inc.	827,971	0.2
24,210	Veralto Corp.	2,146,943	0.6
6,446	VeriSign, Inc.	1,621,556	0.5
53,761	Verizon Communications, Inc.	2,276,241	0.7
32,575	Viatris, Inc.	517,291	0.1
20,281	Viper Energy, Inc. - Class A	859,914	0.2
2,281	Watts Water Technologies, Inc. - Class A	892,897	0.3
5,879	Williams Cos., Inc.	437,045	0.1
9,340	Zions Bancorp NA	646,235	0.2
		242,913,859	70.0
	Total Common Stock (Cost $317,115,179)	342,477,343	98.6

EXCHANGE-TRADED FUNDS: 0.6%
7,630	iShares MSCI EAFE Value ETF	584,076	0.2
6,137	iShares Russell 1000 Value ETF	1,487,793	0.4
		2,071,869	0.6
	Total Exchange-Traded Funds (Cost $2,052,944)	2,071,869	0.6

PREFERRED STOCK: 0.1%
	Germany: 0.1%
4,296	Henkel AG & Co. KGaA	361,291	0.1
	Total Preferred Stock (Cost $334,457)	361,291	0.1
	Total Long-Term Investments (Cost $319,502,580)	344,910,503	99.3

See Accompanying Notes to Financial Statements

36

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.1%
	Repurchase Agreements: 0.9%
999,874 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $999,974, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $1,019,872, due 06/30/27-01/15/35)	$999,874	0.3
1,000,000 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,020,000, due 12/17/26-05/15/51)	1,000,000	0.3
1,000,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,000,103, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,017,654, due 01/15/28-02/15/56)	1,000,000	0.3
	Total Repurchase Agreements (Cost $2,999,874)	2,999,874	0.9

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
823,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $823,000)	$823,000	0.2
	Total Short-Term Investments (Cost $3,822,874)	$3,822,874	1.1
	Total Investments in Securities (Cost $323,325,454)	$348,733,377	100.4
	Liabilities in Excess of Other Assets	(1,560,737)	(0.4)
	Net Assets	$347,172,640	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Non-income producing security.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

Percentage
Sector Diversification	of Net Assets
Financials	25.0%
Information Technology	13.8
Industrials	11.7
Health Care	11.5
Consumer Staples	8.4
Energy	6.5
Communication Services	6.4
Utilities	5.4
Real Estate	3.9
Consumer Discretionary	3.1
Materials	3.0
Exchange-Traded Funds	0.6
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

37

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,534,410	$—	$5,534,410
Canada	14,325,631	—	—	14,325,631
Denmark	—	2,251,738	—	2,251,738
Finland	—	345,754	—	345,754
France	—	10,754,873	—	10,754,873
Germany	—	4,382,818	—	4,382,818
Hong Kong	—	2,832,570	—	2,832,570
Ireland	—	908,158	—	908,158
Israel	—	895,368	—	895,368
Italy	—	3,830,838	—	3,830,838
Japan	—	16,216,612	—	16,216,612
Netherlands	—	6,458,020	—	6,458,020
New Zealand	—	499,114	—	499,114
Norway	76,326	3,057,796	—	3,134,122
Puerto Rico	2,051,757	—	—	2,051,757
Singapore	—	2,084,036	—	2,084,036
Spain	—	3,801,854	—	3,801,854
Sweden	—	1,788,110	—	1,788,110
Switzerland	—	3,914,036	—	3,914,036
United Kingdom	—	13,553,665	—	13,553,665
United States	241,916,634	997,225	—	242,913,859
Total Common Stock	258,370,348	84,106,995	—	342,477,343
Exchange-Traded Funds	2,071,869	—	—	2,071,869
Preferred Stock	—	361,291	—	361,291
Short-Term Investments	823,000	2,999,874	—	3,822,874
Total Investments, at fair value	$261,265,217	$87,468,160	$—	$348,733,377

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $323,827,077.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,146,591
Gross Unrealized Depreciation	(17,201,938)
Net Unrealized Appreciation	$24,944,653

See Accompanying Notes to Financial Statements

38

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. TREASURY DEBT: 41.7%
15,000,000 (1)	United States Treasury Bill, 3.680%, 8/25/2026	$14,915,838	2.0
56,500,000 (1)	United States Treasury Bill, 3.820%, 5/13/2027	54,686,796	7.4
190,750,000 (2)	United States Treasury Floating Rate Notes, 3.958%, (USBMMY3M + 0.182%), 7/31/2026	190,777,714	25.8
48,500,000	United States Treasury Notes, 2.625%, 5/31/2027	47,964,959	6.5
		308,345,307	41.7
	Total U.S. Treasury Debt
	(Cost $308,345,307)	308,345,307	41.7

U.S. GOVERNMENT AGENCY DEBT: 39.2%
4,250,000 (2)	Federal Farm Credit Banks Funding Corp., 3.785%, (FEDL01 + 0.155%), 9/16/2026	4,250,568	0.6
60,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 3.710%, (FCPR DLY + (3.040)%), 10/16/2026	60,000,000	8.1
16,500,000 (1)	Federal Home Loan Bank Discount Notes, 3.550%, 7/24/2026	16,461,582	2.2
7,000,000 (2)	Federal Home Loan Banks, 3.630%, (SOFRRATE + 0.010%), 8/19/2026	7,000,000	0.9
5,000,000 (2)	Federal Home Loan Banks, 3.680%, (SOFRRATE + 0.060%), 8/11/2026	5,000,000	0.7
16,750,000 (2)	Federal Home Loan Banks, 3.685%, (SOFRRATE + 0.065%), 8/10/2026	16,750,000	2.3
2,916,667 (2)	Federal Home Loan Banks, 3.760%, (SOFRRATE + 0.140%), 7/22/2026	2,916,667	0.4
6,000,000 (2)	Federal Home Loan Banks 0001, 3.630%, (SOFRRATE + 0.010%), 8/21/2026	5,999,953	0.8
17,000,000 (2)	Federal Home Loan Banks 0002, 3.645%, (SOFRRATE + 0.025%), 9/16/2026	17,000,000	2.3
109,500,000 (2)	Federal Home Loan Banks 0003, 3.650%, (SOFRRATE + 0.030%), 9/17/2026	109,500,000	14.8
33,000,000 (2)	Federal Home Loan Banks 0005, 3.635%, (SOFRRATE + 0.015%), 9/14/2026	33,000,000	4.5

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
11,750,000 (1)	Freddie Mac Discount Notes RB, 3.520%, 7/21/2026	$11,726,239	1.6
		289,605,009	39.2
	Total U.S. Government Agency Debt
	(Cost $289,605,009)	289,605,009	39.2
U.S. TREASURY REPURCHASE AGREEMENTS: 18.6%
137,948,000	Deutsche Bank, Repurchase Agreement dated 6/30/2026, 3.640%, due 7/1/2026 $137,961,948 to be received upon repurchase (Collateralized by $408,374,728, various U.S. Treasuries, 0.000%, Market Value plus accrued interest $142,086,440 due 11/15/2036-08/15/2055)	137,948,000	18.6
	Total U.S. Treasury Repurchase Agreements
	(Cost $137,948,000)	137,948,000	18.6
	Total Investments in Securities
	(Cost $735,898,316)	$735,898,316	99.5
	Assets in Excess of Other Liabilities	3,550,975	0.5
	Net Assets	$739,449,291	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.

Reference Rate Abbreviations:

FEDL01	Federal Funds Effective Rate
SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

39

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$289,605,009	$—	$289,605,009
U.S. Treasury Debt	—	308,345,307	—	308,345,307
U.S. Treasury Repurchase Agreements	—	137,948,000	—	137,948,000
Total Investments, at fair value	$—	$735,898,316	$—	$735,898,316

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2026:

	U.S. Treasury	Fair Value of
	Repurchase	Non-Cash Collateral
	Agreements,	Received Including
Counterparty	at fair value	Accrued Interest(1)	Net Amount
Deutsche Bank	$137,948,000	$(137,948,000)	$—
Totals	$137,948,000	$(137,948,000)	$—

(1)	Collateral with a fair value of $142,086,440 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At June 30, 2026, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

40

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.2%
	Communication Services: 9.9%
499,761	Alphabet, Inc. - Class A	$178,599,589	6.5
121,171	Meta Platforms, Inc. - Class A	68,254,413	2.5
272,282	Walt Disney Co.	26,207,142	0.9
		273,061,144	9.9
	Consumer Discretionary: 8.8%
594,662 (1)	Amazon.com, Inc.	141,731,741	5.1
183,146 (1)	Brinker International, Inc.	30,768,528	1.1
225,235	TJX Cos., Inc.	34,123,102	1.2
165,126	Williams-Sonoma, Inc.	38,490,871	1.4
		245,114,242	8.8
	Consumer Staples: 4.4%
595,498	Coca-Cola Co.	48,396,122	1.7
215,476	Philip Morris International, Inc.	38,981,763	1.4
244,934	Procter & Gamble Co.	35,917,122	1.3
		123,295,007	4.4
	Energy: 3.2%
205,606	Chevron Corp.	34,081,251	1.2
695,951	Devon Energy Corp.	28,756,695	1.0
559,724	Schlumberger NV	26,021,569	1.0
		88,859,515	3.2
	Financials: 11.6%
284,107	American International Group, Inc.	21,174,495	0.8
107,656	Assurant, Inc.	28,908,866	1.0
268,103	JPMorgan Chase & Co.	87,758,155	3.2
155,347	PNC Financial Services Group, Inc.	38,249,538	1.4
219,984	State Street Corp.	37,309,286	1.3
452,173	Synchrony Financial	34,387,757	1.2
90,173	Travelers Cos., Inc.	29,767,911	1.1
125,639	Visa, Inc. - Class A	43,105,484	1.6
		320,661,492	11.6
	Health Care: 9.8%
187,762	AbbVie, Inc.	47,248,430	1.7
198,931 (1)	Align Technology, Inc.	33,551,702	1.2
88,582 (1)	Biogen, Inc.	19,139,027	0.7
326,897	Merck & Co., Inc.	42,006,265	1.5
54,420	Thermo Fisher Scientific, Inc.	27,284,011	1.0
89,330	UnitedHealth Group, Inc.	37,128,228	1.4
54,948 (1)	Vertex Pharmaceuticals, Inc.	27,294,320	1.0
97,772 (1)	Waters Corp.	36,668,411	1.3
		270,320,394	9.8
	Industrials: 8.7%
131,061 (1)	Boeing Co.	28,370,775	1.0
648,294	CSX Corp.	30,813,414	1.1
34,423	Cummins, Inc.	24,550,828	0.9
57,665 (1)	Dycom Industries, Inc.	29,154,847	1.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
948,414 (1)	Gates Industrial Corp. PLC	$26,527,139	1.0
44,848 (2)	Lennox International, Inc.	25,695,662	0.9
501,868	Leonardo DRS, Inc.	21,414,707	0.8
172,414	Raytheon Technologies Corp.	32,712,108	1.2
49,135 (1)	Saia, Inc.	20,693,697	0.7
		239,933,177	8.7
	Information Technology: 34.8%
708,715	Apple, Inc.	205,073,773	7.4
254,961	Broadcom, Inc.	96,311,518	3.5
728,452	Cisco Systems, Inc.	85,563,972	3.1
86,928 (1)	Coherent Corp.	34,290,488	1.2
399,486	GLOBALFOUNDRIES, Inc.	32,921,641	1.2
306,912	International Business Machines Corp.	86,306,724	3.1
462,030	Microchip Technology, Inc.	42,137,136	1.5
101,310	Micron Technology, Inc.	116,941,120	4.2
131,532	Microsoft Corp.	49,064,067	1.8
1,967,980	Nokia Oyj, ADR	26,134,774	0.9
554,914	NVIDIA Corp.	111,032,742	4.0
99,903 (1)	Onto Innovation, Inc.	37,808,290	1.4
18,270 (1)	Sandisk Corp.	41,541,047	1.5
		965,127,292	34.8
	Materials: 3.7%
542,546	Amcor PLC	23,519,369	0.9
421,796	Celanese Corp.	19,402,616	0.7
501,354	Freeport-McMoRan, Inc.	31,530,153	1.1
746,815	International Paper Co.	28,453,652	1.0
		102,905,790	3.7
	Real Estate: 2.1%
147,410	Extra Space Storage, Inc.	21,418,673	0.8
160,989	Welltower, Inc.	36,539,673	1.3
		57,958,346	2.1
	Utilities: 2.2%
300,390	Ameren Corp.	33,956,085	1.2
10,000,000 (3)(4)	Southern Energy	—	0.0
177,176	Vistra Corp.	28,105,429	1.0
		62,061,514	2.2
	Total Common Stock
	(Cost $2,088,783,513)	2,749,297,913	99.2

See Accompanying Notes to Financial Statements

41

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreements: 0.4%
1,079,915 (5)	Bank of Montreal, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,080,023, collateralized by various U.S. Government Agency Obligations, 4.000%-6.500%, Market Value plus accrued interest $ 1,101,513, due 09/20/53-06/20/56)	$1,079,915	0.0
677,429 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $677,497, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $690,978, due 06/30/27-01/15/35)	677,429	0.0
7,627 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $7,628, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $7,780, due 04/07/28-06/20/56)	7,627	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,007,627 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $3,007,928, collateralized by various U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $3,067,780, due 08/15/28-07/01/56)	$3,007,627	0.1
1,711,495 (5)	NatWest Markets Securities Inc, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,711,666, collateralized by various U.S. Government Agency Obligations, 4.500%-6.500%, Market Value plus accrued interest $1,745,725, due 10/01/43-06/01/54)	1,711,495	0.1
1,541,386 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,541,540, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,572,415, due 05/01/31-05/01/56)	1,541,386	0.1

See Accompanying Notes to Financial Statements

42

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,929,950 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,930,143, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,968,549, due 05/31/31-05/01/56)	$1,929,950	0.1
	Total Repurchase Agreements
	(Cost $9,955,429)	9,955,429	0.4
	Time Deposits: 0.1%
311,106 (5)	Canadian Imperial Bank of Commerce, 3.630%, 07/01/2026	311,106	0.0
311,106 (5)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	311,106	0.0
311,106 (5)	DZ Bank AG, 3.610%, 07/01/2026	311,106	0.0
311,106 (5)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	311,106	0.0
311,106 (5)	Mizuho Bank Ltd., 3.620%, 07/01/2026	311,106	0.1
311,106 (5)	Royal Bank of Canada, 3.670%, 07/01/2026	311,106	0.0
311,106 (5)	Societe Generale S.A., 3.630%, 07/01/2026	311,106	0.0
311,106 (5)	Toronto-Dominion Bank, 3.630%, 07/01/2026	311,106	0.0
	Total Time Deposits
	(Cost $2,488,848)	2,488,848	0.1

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.5%
14,854,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560%
	(Cost $14,854,000)	$14,854,000	0.5

	Total Short-Term Investments
	(Cost $27,298,277)	$27,298,277	1.0
	Total Investments in Securities
	(Cost $2,116,081,790)	$2,776,596,190	100.2
	Liabilities in Excess of Other Assets	(6,216,220)	(0.2)
	Net Assets	$2,770,379,970	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

43

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$273,061,144	$—	$—	$273,061,144
Consumer Discretionary	245,114,242	—	—	245,114,242
Consumer Staples	123,295,007	—	—	123,295,007
Energy	88,859,515	—	—	88,859,515
Financials	320,661,492	—	—	320,661,492
Health Care	270,320,394	—	—	270,320,394
Industrials	239,933,177	—	—	239,933,177
Information Technology	965,127,292	—	—	965,127,292
Materials	102,905,790	—	—	102,905,790
Real Estate	57,958,346	—	—	57,958,346
Utilities	62,061,514	—	—	62,061,514
Total Common Stock	2,749,297,913	—	—	2,749,297,913
Short-Term Investments	14,854,000	12,444,277	—	27,298,277
Total Investments, at fair value	$2,764,151,913	$12,444,277	$—	$2,776,596,190

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2026, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,123,767,952.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$693,178,391
Gross Unrealized Depreciation	(40,350,153)
Net Unrealized Appreciation	$652,828,238

See Accompanying Notes to Financial Statements

44

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: 25.4%
	Basic Materials: 0.3%
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	$422,475	0.1
211,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	214,557	0.0
200,000 (1)	Bond US Bidco 1, Inc./Bidco 2/Bidco 3/ German Bidco 1 GmbH/ German Bidco 2, 7.125%, 06/15/2033	202,065	0.0
155,000 (1)	Capstone Copper Corp., 6.750%, 03/31/2033	157,203	0.0
140,000 (1)	Chemours Co., 7.875%, 03/15/2034	140,807	0.0
310,000 (1)	Cleveland-Cliffs, Inc., 7.625%, 01/15/2034	309,816	0.0
220,000 (1)	Commercial Metals Co., 6.000%, 12/15/2035	219,548	0.0
275,000 (1)	Novelis Corp., 4.750%, 01/30/2030	266,035	0.0
17,000	Nutrien Ltd., 5.875%, 12/01/2036	17,636	0.0
235,000 (1)	Olin Corp., 6.625%, 04/01/2033	232,337	0.0
213,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	215,244	0.0
350,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	337,552	0.1
524,000 (2)	Westlake Corp., 5.550%, 11/15/2035	519,702	0.1
		3,254,977	0.3
	Communications: 3.4%
625,000	Alphabet, Inc., 4.400%, 02/15/2033	611,763	0.1
115,000	Alphabet, Inc., 5.300%, 05/15/2065	105,548	0.0
430,000	Alphabet, Inc., 5.450%, 11/15/2055	412,489	0.1
275,000	Alphabet, Inc., 5.700%, 11/15/2075	264,179	0.0
358,000	Alphabet, Inc., 5.750%, 02/15/2066	354,440	0.1
423,000	Amazon.com, Inc., 4.250%, 03/13/2031	416,635	0.1
252,000	Amazon.com, Inc., 4.350%, 03/20/2033	245,371	0.0
626,000	Amazon.com, Inc., 4.550%, 03/13/2033	616,039	0.1
273,000	Amazon.com, Inc., 5.450%, 11/20/2055	258,307	0.0
592,000	Amazon.com, Inc., 5.550%, 11/20/2065	553,611	0.1
511,000	Amazon.com, Inc., 5.650%, 03/13/2046	506,152	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
370,000	Amazon.com, Inc., 5.800%, 03/13/2056	$367,898	0.1
373,000	Amazon.com, Inc., 6.050%, 03/13/2076	372,164	0.1
276,000	AppLovin Corp., 5.125%, 12/01/2029	278,340	0.0
349,000	AppLovin Corp., 5.375%, 12/01/2031	353,983	0.1
90,000	AT&T, Inc., 3.800%, 12/01/2057	60,114	0.0
221,000	AT&T, Inc., 4.550%, 11/01/2032	215,738	0.0
229,000	AT&T, Inc., 4.900%, 08/15/2037	218,532	0.0
271,000	AT&T, Inc., 6.050%, 08/15/2056	263,357	0.0
335,000	AT&T, Inc., 6.200%, 10/30/2056	331,380	0.0
510,000	AT&T, Inc., 6.300%, 10/30/2066	505,837	0.1
1,405,000 (1)	Beacon Point DC LLC, 6.129%, 11/30/2042	1,417,632	0.2
260,000 (1)	Beignet Investor LLC, 6.581%, 05/30/2049	265,369	0.0
445,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	393,166	0.1
300,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	255,053	0.0
121,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	107,842	0.0
395,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	252,033	0.0
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	62,032	0.0
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	134,397	0.0

See Accompanying Notes to Financial Statements

45

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
253,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	$197,417	0.0
219,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	223,661	0.0
505,000 (2)	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.700%, 12/01/2055	481,639	0.1
147,000	Comcast Corp., 1.950%, 01/15/2031	129,921	0.0
243,000	Comcast Corp., 2.650%, 02/01/2030	226,335	0.0
65,000	Comcast Corp., 3.900%, 03/01/2038	55,081	0.0
105,000	Comcast Corp., 5.300%, 06/01/2034	105,446	0.0
345,000 (1)	Directv Financing LLC, 8.875%, 02/01/2030	351,553	0.0
200,000 (1)	GCI LLC, 4.750%, 10/15/2028	190,746	0.0
200,000 (1)	Gray Media, Inc., 7.250%, 08/15/2033	197,109	0.0
160,000 (1)	Level 3 Financing, Inc., 6.875%, 06/30/2033	164,489	0.0
295,000 (1)	Match Group Holdings II LLC, 3.625%, 10/01/2031	265,603	0.0
170,000 (1)	Meridian Arc Holdco LLC, 6.250%, 04/30/2031	170,492	0.0
315,000	Meta Platforms, Inc., 4.550%, 05/15/2031	313,394	0.0
258,000	Meta Platforms, Inc., 4.600%, 11/15/2032	253,773	0.0
647,000	Meta Platforms, Inc., 5.400%, 08/15/2054	571,258	0.1
550,000	Meta Platforms, Inc., 5.500%, 11/15/2045	510,653	0.1
411,000	Meta Platforms, Inc., 5.550%, 08/15/2064	359,423	0.1
107,000	Meta Platforms, Inc., 5.625%, 11/15/2055	97,025	0.0
330,000	Meta Platforms, Inc., 5.750%, 11/15/2065	296,664	0.0
395,000	Meta Platforms, Inc., 6.200%, 05/15/2046	395,495	0.1
813,000	Meta Platforms, Inc., 6.300%, 05/15/2056	809,816	0.1
530,000	Meta Platforms, Inc., 6.450%, 05/15/2066	523,810	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
207,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	$209,284	0.0
250,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	254,610	0.0
213,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	209,899	0.0
200,000 (1)	NBN Co. Ltd., 2.500%, 01/08/2032	178,237	0.0
511,000	Omnicom Group, Inc., 5.000%, 06/02/2033	502,137	0.1
27,000	Orange SA, 9.000%, 03/01/2031	31,541	0.0
175,000 (1)	Outfront Media Capital LLC / Outfront Media Capital Corp., 6.000%, 06/15/2034	174,770	0.0
2,260,000 (1)	RD Michigan Property Owner I LLC, 7.500%, 03/30/2045	2,253,772	0.3
190,000 (1)(2)	Sirius XM Radio LLC, 5.875%, 04/15/2032	187,892	0.0
215,000 (1)	Snap, Inc., 6.875%, 03/15/2034	208,312	0.0
302,000 (1)	SoftBank Corp., 4.699%, 07/09/2030	298,565	0.0
648,000 (1)	Space Exploration Technologies Corp., 5.350%, 07/15/2031	646,478	0.1
483,000 (1)	Space Exploration Technologies Corp., 5.650%, 07/15/2033	480,260	0.1
530,000	Sprint Capital Corp., 6.875%, 11/15/2028	555,330	0.1
281,000	Sprint Capital Corp., 8.750%, 03/15/2032	331,112	0.0
155,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	149,612	0.0
150,000 (1)	SV RNO Property Owner 1 LLC, 5.875%, 03/01/2031	147,933	0.0
91,000	Time Warner Cable LLC, 5.500%, 09/01/2041	77,910	0.0
116,000	Time Warner Cable LLC, 5.875%, 11/15/2040	103,794	0.0
77,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	74,008	0.0
212,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	201,625	0.0
31,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	28,497	0.0
57,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	42,095	0.0
107,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	103,461	0.0
348,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	337,278	0.0
256,000	T-Mobile USA, Inc., 5.850%, 02/15/2056	247,651	0.0

See Accompanying Notes to Financial Statements

46

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
238,000	Uber Technologies, Inc., 4.300%, 01/15/2030	$235,358	0.0
494,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	490,646	0.1
563,000 (2)	Uber Technologies, Inc., 5.350%, 09/15/2054	525,842	0.1
100,000	Verizon Communications, Inc., 1.750%, 01/20/2031	87,869	0.0
128,000	Verizon Communications, Inc., 2.355%, 03/15/2032	111,888	0.0
98,000	Verizon Communications, Inc., 2.550%, 03/21/2031	88,992	0.0
144,000	Verizon Communications, Inc., 4.812%, 03/15/2039	134,038	0.0
580,000	Verizon Communications, Inc., 5.875%, 11/30/2055	563,089	0.1
445,000	Verizon Communications, Inc., 6.000%, 11/30/2065	431,646	0.1
245,000 (1)	Versant Media Group, Inc., 7.250%, 01/30/2031	253,623	0.0
200,000 (1)	Viasat, Inc., 5.625%, 04/15/2027	200,195	0.0
350,000 (1)	Vmed O2 UK Financing I PLC, 6.750%, 01/15/2033	296,671	0.0
560,000	Vodafone Group PLC, 5.350%, 06/18/2036	555,566	0.1
775,000	Vodafone Group PLC, 6.100%, 06/18/2056	761,766	0.1
195,000 (1)	WULF Compute LLC, 7.750%, 10/15/2030	204,938	0.0
		30,068,394	3.4

	Consumer, Cyclical: 2.2%
210,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	198,371	0.0
265,000 (1)	Advance Auto Parts, Inc., 7.375%, 08/01/2033	274,841	0.0
22,627	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	22,303	0.0
8,223	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	8,115	0.0
442,856	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	429,983	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
10,430	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	$10,108	0.0
377,070	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	363,201	0.1
250,000 (1)	American Axle & Manufacturing, Inc., 7.750%, 10/15/2033	247,135	0.0
267,000	American Honda Finance Corp., 4.700%, 01/12/2028	267,513	0.0
254,000	American Honda Finance Corp., 5.150%, 07/09/2032	254,579	0.0
189,000	American Honda Finance Corp., 5.650%, 11/15/2028	193,043	0.0
125,000	AutoZone, Inc., 6.250%, 11/01/2028	129,447	0.0
340,000	Bath & Body Works, Inc., 6.750%,07/01/2036	340,920	0.1
154,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	155,172	0.0
210,000 (1)	Cinemark USA, Inc., 7.000%, 08/01/2032	216,782	0.0
115,951 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	115,870	0.0
616,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	579,111	0.1
611,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	605,759	0.1
100,000 (1)	Gaia Purchaser, Inc., 7.625%, 07/15/2033	101,209	0.0
263,000	General Motors Co., 6.250%, 04/15/2035	275,725	0.0
57,000	General Motors Co., 6.250%, 10/02/2043	57,350	0.0
943,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	945,626	0.1
921,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	940,067	0.1
355,000 (2)	General Motors Financial Co., Inc., 5.900%, 01/07/2035	365,060	0.1
92,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	96,026	0.0
296,000	General Motors Financial Co., Inc., 6.150%, 07/15/2035	308,610	0.0

See Accompanying Notes to Financial Statements

47

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
428,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	$425,459	0.1
318,000 (2)	Honda Motor Co. Ltd., 5.337%, 07/08/2035	318,101	0.0
127,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	128,943	0.0
257,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	259,014	0.0
285,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	288,400	0.0
305,000 (1)	Hyundai Capital America, 5.400%, 03/29/2032	309,651	0.0
282,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	286,855	0.0
681,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	699,479	0.1
301,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	312,537	0.0
220,000 (1)	Light & Wonder International, Inc., 6.250%, 10/01/2033	218,902	0.0
20,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	15,542	0.0
441,000	Lowe's Cos., Inc., 4.500%, 10/15/2032	431,788	0.1
18,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	17,770	0.0
370,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	333,034	0.1
388,000	Marriott International, Inc., 4.500%, 10/15/2031	383,023	0.1
159,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	146,173	0.0
389,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	390,090	0.1
330,000	MGM Resorts International, 6.500%, 04/15/2032	330,247	0.1
175,000 (1)	NCL Corp. Ltd., 6.750%, 02/01/2032	174,730	0.0
95,000 (2)	Newell Brands, Inc., 6.625%, 05/15/2032	96,254	0.0
60,000 (1)	Newell Brands, Inc., 8.500%, 06/01/2028	62,718	0.0
175,000 (1)	Pioneer Opco LLC, 7.000%, 05/15/2033	178,300	0.0
260,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 04/01/2032	265,789	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
215,000 (1)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	$183,918	0.0
145,000 (1)	Somnigroup International, Inc., 3.875%, 10/15/2031	133,357	0.0
105,000 (1)	Somnigroup International, Inc., 4.000%, 04/15/2029	101,291	0.0
345,000	Sony Group Corp., 5.089%, 06/30/2036	345,120	0.1
285,000 (1)(2)	Station Casinos LLC, 6.625%, 03/15/2032	289,590	0.0
250,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	249,955	0.0
289,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	290,782	0.0
83,389	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	84,417	0.0
372,129	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	371,914	0.1
487,295	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	469,529	0.1
185,000 (1)	Victoria's Secret & Co., 4.625%, 07/15/2029	180,285	0.0
290,000 (1)	Volkswagen Group of America Finance LLC, 4.550%, 09/11/2028	288,322	0.0
295,000 (1)	Volkswagen Group of America Finance LLC, 4.850%, 09/11/2030	292,927	0.0
699,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	704,856	0.1
759,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	763,859	0.1
354,000 (1)(2)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	372,762	0.1
150,000 (1)	Voyager Parent LLC, 9.250%, 07/01/2032	158,720	0.0
200,000 (1)	Whirlpool Corp., 7.875%, 07/01/2034	201,320	0.0
340,000 (1)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 6.250%, 03/15/2033	341,461	0.1
		19,399,110	2.2

	Consumer, Non-cyclical: 2.8%
410,000	Abbott Laboratories, 5.500%, 03/15/2056	401,826	0.1

See Accompanying Notes to Financial Statements

48

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
205,000	Abbott Laboratories, 5.600%, 03/15/2066	$201,036	0.0
282,000	AbbVie, Inc., 5.600%, 03/15/2055	279,781	0.0
511,000	AbbVie, Inc., 5.650%, 03/15/2066	505,833	0.1
260,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.750%, 03/31/2034	247,935	0.0
170,000 (1)	Allied Universal Holdco LLC, 7.875%, 02/15/2031	177,806	0.0
262,000	Altria Group, Inc., 6.200%, 11/01/2028	271,099	0.0
13,000	Amgen, Inc., 2.300%, 02/25/2031	11,722	0.0
53,000	Amgen, Inc., 2.450%, 02/21/2030	49,165	0.0
67,000	Amgen, Inc., 3.150%, 02/21/2040	52,268	0.0
43,000	Amgen, Inc., 5.250%, 03/02/2030	43,820	0.0
232,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	232,548	0.0
12,000	BAT Capital Corp., 3.557%, 08/15/2027	11,885	0.0
267,000	BAT Capital Corp., 4.390%, 08/15/2037	244,310	0.0
100,000	BAT Capital Corp., 5.834%, 02/20/2031	104,198	0.0
68,000	BAT Capital Corp., 7.079%, 08/02/2043	75,785	0.0
346,000	Becton Dickinson & Co., 4.693%, 02/13/2028	346,663	0.1
245,000 (1)	Brink's Co., 6.750%, 06/15/2032	250,562	0.0
235,000	Campbell Soup Co., 2.375%, 04/24/2030	213,169	0.0
423,000	Cardinal Health, Inc., 4.700%, 11/15/2026	423,670	0.1
154,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	135,148	0.0
97,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	88,602	0.0
475,000	Centene Corp., 3.000%, 10/15/2030	430,163	0.1
185,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	174,694	0.0
293,000	Cigna Group, 2.375%, 03/15/2031	263,847	0.0
356,000	Cigna Group, 4.800%, 08/15/2038	337,572	0.1
685,000	Cigna Group, 5.250%, 01/15/2036	687,006	0.1
653,000	Cigna Group, 5.600%, 02/15/2054	633,924	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
304,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	$309,650	0.0
110,000	CVS Health Corp., 1.750%, 08/21/2030	97,618	0.0
186,000	CVS Health Corp., 4.125%, 04/01/2040	159,214	0.0
415,000	CVS Health Corp., 4.780%, 03/25/2038	389,258	0.1
47,000	CVS Health Corp., 5.050%, 03/25/2048	41,540	0.0
22,000 (2)	CVS Health Corp., 6.000%, 06/01/2063	21,512	0.0
40,000	CVS Health Corp., 6.250%, 09/15/2065	40,429	0.0
8,411	CVS Pass-Through Trust, 6.943%, 01/10/2030	8,626	0.0
325,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	315,046	0.1
510,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	513,563	0.1
221,000	Elevance Health, Inc., 4.600%, 09/15/2032	217,221	0.0
228,000	Elevance Health, Inc., 4.950%, 11/01/2031	228,906	0.0
143,000	Elevance Health, Inc., 5.200%, 02/15/2035	143,356	0.0
225,000 (1)	Embecta Corp., 5.000%, 02/15/2030	175,334	0.0
396,000 (1)	EMD Finance LLC, 4.625%, 10/15/2032	388,922	0.1
150,000	Equifax, Inc., 3.100%, 05/15/2030	140,843	0.0
185,000 (1)	EquipmentShare. com, Inc., 7.125%, 07/01/2034	182,001	0.0
155,000 (1)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	156,456	0.0
315,000 (1)	Genmab A/S/Genmab Finance LLC, 7.250%, 12/15/2033	328,626	0.1
150,000	Global Payments, Inc., 4.450%, 06/01/2028	148,757	0.0
59,000	HCA, Inc., 2.375%, 07/15/2031	52,382	0.0
40,000	HCA, Inc., 3.375%, 03/15/2029	38,662	0.0
314,000	HCA, Inc., 3.500%, 09/01/2030	297,959	0.0
61,000	HCA, Inc., 4.375%, 03/15/2042	51,686	0.0
628,000	HCA, Inc., 4.500%, 02/15/2027	627,794	0.1
170,000	HCA, Inc., 5.125%, 06/15/2039	162,133	0.0
340,000	HCA, Inc., 5.300%, 05/15/2036	337,887	0.1

See Accompanying Notes to Financial Statements

49

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
182,000	HCA, Inc., 5.450%, 04/01/2031	$186,021	0.0
43,000	HCA, Inc., 6.000%, 04/01/2054	42,506	0.0
434,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	437,818	0.1
165,000 (1)	Herc Holdings, Inc., 7.250%, 06/15/2033	172,137	0.0
185,000	Humana, Inc., 5.375%, 04/15/2031	187,561	0.0
524,000	Icon Investments Six DAC, 5.849%, 05/08/2029	535,525	0.1
524,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	535,457	0.1
203,000 (1)	Japan Tobacco, Inc., 5.250%, 06/15/2030	206,800	0.0
170,000	Kenvue, Inc., 4.850%, 05/22/2032	170,959	0.0
223,000	Kroger Co., 5.500%, 09/15/2054	209,313	0.0
292,000	Kroger Co., 5.650%, 09/15/2064	273,924	0.0
154,000 (2)	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	151,713	0.0
167,000	Laboratory Corp. of America Holdings, 4.800%, 10/01/2034	162,789	0.0
215,000 (1)	LifePoint Health, Inc., 8.375%, 02/15/2032	224,066	0.0
169,000 (1)	Mars, Inc., 5.000%, 03/01/2032	170,238	0.0
423,000 (1)	Mars, Inc., 5.200%, 03/01/2035	424,825	0.1
282,000 (1)	Mars, Inc., 5.700%, 05/01/2055	278,013	0.0
253,000	McKesson Corp., 4.950%, 05/30/2032	255,245	0.0
443,000	Merck & Co., Inc., 4.450%, 12/04/2032	436,169	0.1
490,000	Novartis Capital Corp., 4.600%, 03/18/2033	485,630	0.1
358,000 (2)	Novartis Capital Corp., 5.600%, 03/18/2046	361,675	0.1
405,000	Novartis Capital Corp., 5.700%, 03/18/2056	412,994	0.1
185,000 (1)	Performance Food Group, Inc., 5.625%, 03/01/2034	181,704	0.0
230,000 (2)	Perrigo Finance Unlimited Co., 6.125%, 09/30/2032	219,828	0.0
376,000	Philip Morris International, Inc., 4.750%, 11/01/2031	377,361	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
341,000	Philip Morris International, Inc., 4.875%, 02/13/2029	$343,634	0.1
395,000 (1)	Post Holdings, Inc., 6.375%, 03/01/2033	392,158	0.1
150,000 (1)	Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.375%, 04/30/2029	146,515	0.0
57,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	52,104	0.0
58,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	54,355	0.0
366,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	365,947	0.1
118,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	127,595	0.0
81,000	Reynolds American, Inc., 5.850%, 08/15/2045	79,834	0.0
354,000	Royalty Pharma PLC, 1.750%, 09/02/2027	342,960	0.1
238,000	Royalty Pharma PLC, 2.200%, 09/02/2030	215,136	0.0
84,000	S&P Global, Inc., 1.250%, 08/15/2030	73,415	0.0
150,000 (1)(2)	Select Medical Corp., 6.250%, 12/01/2032	145,815	0.0
155,000 (1)	Simmons Foods, Inc./ Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	149,843	0.0
188,000	Solventum Corp., 5.450%, 03/13/2031	192,505	0.0
205,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	212,813	0.0
278,000	Stryker Corp., 4.850%, 02/10/2030	280,137	0.0
245,000 (1)(2)	Tenet Healthcare Corp., 6.000%, 11/15/2033	247,318	0.0
278,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	282,309	0.0
199,000	Tyson Foods, Inc., 5.400%, 03/15/2029	202,822	0.0
35,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	25,874	0.0
102,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	84,044	0.0
133,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	134,254	0.0
52,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	48,683	0.0

See Accompanying Notes to Financial Statements

50

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
238,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	$232,676	0.0
137,000	Universal Health Services, Inc., 4.625%, 10/15/2029	135,348	0.0
107,000	Viatris, Inc., 2.700%, 06/22/2030	97,681	0.0
145,000 (1)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	150,053	0.0
280,000 (1)	Williams Scotsman, Inc., 6.625%, 06/15/2029	286,067	0.0
180,000	Zimmer Biomet Holdings, Inc., 3.550%, 03/20/2030	172,034	0.0
		24,845,618	2.8

	Energy: 1.4%
203,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	198,865	0.0
300,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 6.625%, 02/01/2032	306,569	0.1
421,000	APA Corp., 6.750%, 02/15/2055	439,675	0.1
142,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	140,437	0.0
51,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	46,536	0.0
191,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	193,105	0.0
8,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	7,738	0.0
100,000 (1)	CNX Resources Corp., 7.250%, 03/01/2032	103,079	0.0
378,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	378,866	0.1
160,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	161,390	0.0
250,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.875%, 06/01/2034	248,968	0.0
161,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	167,426	0.0
290,000	Devon Energy Corp., 5.200%, 09/15/2034	290,393	0.0
82,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	80,058	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
191,000 (3)	Enbridge U S, Inc. 20-A, 5.750%, 07/15/2080	$192,220	0.0
150,000	Energy Transfer L.P., 3.750%, 05/15/2030	144,497	0.0
27,000	Energy Transfer L.P., 4.900%, 03/15/2035	26,294	0.0
185,000	Energy Transfer L.P., 5.200%, 04/01/2030	187,836	0.0
148,000	Energy Transfer L.P., 5.300%, 04/01/2044	135,356	0.0
393,000 (2)	Energy Transfer L.P., 5.350%, 01/15/2036	391,559	0.1
77,000	Energy Transfer L.P., 5.350%, 05/15/2045	70,022	0.0
67,000	Energy Transfer L.P., 5.800%, 06/15/2038	68,384	0.0
91,000	Energy Transfer L.P., 6.050%, 09/01/2054	88,487	0.0
383,000	Energy Transfer L.P., 6.300%, 01/15/2056	378,196	0.1
750,000 (1)	Eni SpA, 5.250%, 05/18/2036	737,855	0.1
407,000 (3)	Enterprise Products Operating LLC D, 6.897%, (TSFR3M + 3.248%), 08/16/2077	407,113	0.1
389,000	EOG Resources, Inc., 5.000%, 07/15/2032	391,612	0.1
262,000	EOG Resources, Inc., 5.350%, 01/15/2036	264,924	0.0
787,000	Equinor ASA, 4.500%, 09/03/2030	785,124	0.1
155,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 8.375%, 11/01/2033	161,484	0.0
250,000 (1)	Howard Midstream Energy Partners LLC, 7.375%, 07/15/2032	259,064	0.0
66,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	59,746	0.0
84,000	Kinder Morgan Energy Partners L.P., 5.400%,09/01/2044	79,088	0.0
357,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	359,775	0.1
222,000 (2)	MPLX L.P., 5.000%, 01/15/2033	220,630	0.0
152,000	MPLX L.P., 5.300%, 04/01/2036	149,910	0.0
200,000 (1)	Northriver Midstream Finance L.P., 6.750%, 07/15/2032	202,656	0.0
160,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	166,107	0.0
33,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	35,240	0.0

See Accompanying Notes to Financial Statements

51

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
82,000	ONEOK Partners L.P., 6.200%, 09/15/2043	$83,832	0.0
268,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	266,264	0.0
90,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	83,729	0.0
214,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	216,471	0.0
175,000 (1)	Summit Midstream Holdings LLC, 8.625%, 10/31/2029	182,456	0.0
250,000 (1)	Sunoco L.P., 5.875%, 03/15/2034	246,721	0.0
378,000	Targa Resources Corp., 5.400%, 07/30/2036	376,641	0.1
43,000	Targa Resources Corp., 6.250%, 07/01/2052	43,732	0.0
168,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	167,421	0.0
291,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	301,369	0.0
98,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	93,081	0.0
808,000	Valero Energy Corp., 5.150%, 03/10/2036	795,671	0.1
340,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	354,043	0.1
90,000 (1)	Venture Global Plaquemines LNG LLC, 6.500%, 01/15/2034	93,820	0.0
130,000 (1)	Venture Global Plaquemines LNG LLC, 6.750%, 01/15/2036	137,902	0.0
430,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	437,065	0.1
302,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	300,509	0.0
129,000	Williams Cos., Inc., 4.900%, 03/15/2029	129,798	0.0
		13,036,809	1.4

	Financial: 8.5%
200,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	179,999	0.0
215,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	204,062	0.0
238,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	239,282	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
220,000 (1)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/2031	$219,672	0.0
410,000 (3)	American Express Co., 4.351%, 07/20/2029	407,959	0.1
90,000 (3)	American Express Co., 4.456%, 02/10/2032	88,695	0.0
11,000 (2)(3)	American Express Co., 5.016%, 04/25/2031	11,114	0.0
175,000 (3)	American Express Co., 5.085%, 01/30/2031	177,131	0.0
286,000 (3)	American Express Co., 5.098%, 02/16/2028	287,163	0.0
166,000 (3)	American Express Co., 5.282%, 07/27/2029	168,214	0.0
34,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	31,595	0.0
144,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	143,001	0.0
280,000	American International Group, Inc., 3.400%, 06/30/2030	266,323	0.0
60,000	American Tower Corp., 2.700%, 04/15/2031	54,614	0.0
60,000	American Tower Corp., 3.600%, 01/15/2028	59,162	0.0
182,000	American Tower Corp., 3.650%, 03/15/2027	181,010	0.0
112,000	American Tower Corp., 5.250%, 07/15/2028	113,339	0.0
88,000	American Tower Corp., 5.500%, 03/15/2028	89,271	0.0
221,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	226,924	0.0
280,000	Aon North America, Inc., 5.150%, 03/01/2029	283,949	0.0
48,000	Arthur J Gallagher & Co., 5.550%, 02/15/2055	45,529	0.0
688,000	Assurant, Inc., 5.550%, 02/15/2036	685,401	0.1
400,000	Athene Holding Ltd., 6.250%, 04/01/2054	368,845	0.1
292,000	Athene Holding Ltd., 6.625%, 05/19/2055	284,173	0.0
460,000 (1)	Atlas Warehouse Lending Co. L.P., 4.625%, 11/15/2028	453,895	0.1
704,000 (1)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	713,330	0.1
600,000	Banco Santander SA, 5.439%, 07/15/2031	614,919	0.1
400,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	407,686	0.1

See Accompanying Notes to Financial Statements

52

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
74,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	$65,385	0.0
170,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	151,352	0.0
290,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	267,646	0.0
259,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	234,658	0.0
1,267,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,245,998	0.2
60,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	59,601	0.0
245,000 (3)	Bank of America Corp., 4.456%, 02/06/2032	240,745	0.0
300,000 (3)	Bank of America Corp., 4.477%, 04/23/2030	298,147	0.0
3,486,000 (3)	Bank of America Corp., 5.489%, 04/23/2037	3,473,513	0.4
189,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	193,076	0.0
380,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	397,312	0.1
612,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	606,247	0.1
470,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	447,627	0.1
57,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	52,684	0.0
434,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	429,136	0.1
311,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	280,794	0.0
87,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	86,084	0.0
972,000 (3)	Bank of Montreal, 4.640%, 09/10/2030	969,568	0.1
259,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	257,359	0.0
125,000 (3)	Bank of Nova Scotia, 4.904%, 06/05/2032	124,720	0.0
409,000 (1)	Banque Federative du Credit Mutuel SA, 4.591%, 10/16/2028	408,491	0.1
172,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	162,025	0.0
210,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	180,751	0.0
56,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	52,037	0.0
575,000 (1)(3)	BNP Paribas SA, 7.200%, 10/17/2174	578,853	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
735,000(1)	BPCE SA, 5.281%, 05/30/2029	$747,046	0.1
371,000(1)(2)(3)	BPCE SA, 5.716%, 01/18/2030	378,473	0.1
271,000	Brown & Brown, Inc., 4.900%, 06/23/2030	270,661	0.0
221,000(1)(3)	CaixaBank SA, 5.673%, 03/15/2030	225,999	0.0
264,000	Chubb INA Holdings LLC, 4.900%, 08/15/2035	260,420	0.0
480,000(1)	CIMIC Finance Ltd., 6.000%, 04/22/2036	473,408	0.1
434,000(1)	CNO Global Funding, 5.875%, 06/04/2027	438,965	0.1
490,000(3)	CoBank ACB M, 7.125%, 01/01/2175	497,833	0.1
444,000(1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	441,192	0.1
69,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	64,780	0.0
246,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	257,372	0.0
695,000(1)(3)	Credit Agricole SA, 4.818%, 09/25/2033	681,466	0.1
320,000(1)(3)	Credit Agricole SA, 5.222%, 05/27/2031	322,673	0.0
143,000	Crown Castle, Inc., 2.100%, 04/01/2031	125,812	0.0
38,000	Crown Castle, Inc., 2.500%, 07/15/2031	33,774	0.0
136,000	Crown Castle, Inc., 2.900%, 03/15/2027	134,539	0.0
150,000	Crown Castle, Inc., 3.300%, 07/01/2030	141,380	0.0
401,000	Crown Castle, Inc., 4.800%, 09/01/2028	402,244	0.1
336,000	Crown Castle, Inc., 4.900%, 09/01/2029	337,347	0.0
56,000	Crown Castle, Inc., 5.100%, 05/01/2033	55,556	0.0
201,000	Crown Castle, Inc., 5.600%, 06/01/2029	205,519	0.0
96,000	Crown Castle, Inc., 5.800%, 03/01/2034	98,672	0.0
232,000	CubeSmart L.P., 2.250%, 12/15/2028	219,134	0.0
270,000(1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	268,581	0.0
425,000(1)(3)	Danske Bank A/S, 4.999%, 03/27/2032	424,996	0.1
345,000(1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	352,962	0.0
719,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	734,938	0.1

See Accompanying Notes to Financial Statements

53

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
350,000 (1)(3)	DNB Bank ASA, 4.832%, 03/30/2032	$348,843	0.0
271,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	272,363	0.0
328,000 (1)	EQT AB, 5.850%, 05/08/2035	329,798	0.0
447,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	448,744	0.1
533,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	527,492	0.1
196,000	Extra Space Storage L.P., 3.900%, 04/01/2029	192,113	0.0
165,000	Extra Space Storage L.P., 4.000%, 06/15/2029	161,825	0.0
140,000	Extra Space Storage L.P., 5.350%, 01/15/2035	140,942	0.0
736,000 (1)	Fairfax Financial Holdings Ltd., 6.200%, 06/08/2056	734,748	0.1
641,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	651,666	0.1
175,000 (1)	First Eagle Holdings, Inc., 7.250%, 08/15/2032	176,382	0.0
387,000	First Industrial L.P., 5.250%, 01/15/2031	389,639	0.1
215,000 (1)	Focus Financial Partners LLC, 6.750%, 09/15/2031	216,447	0.0
195,000 (1)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	201,854	0.0
387,000 (1)	Gabx Leasing LLC, 5.300%, 04/15/2036	384,271	0.1
568,000	GLP Capital L.P. / GLP Financing II, Inc., 5.250%, 02/15/2033	557,455	0.1
81,000 (3)	Goldman Sachs Group, Inc., 4.516%, 01/21/2032	79,488	0.0
156,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	156,584	0.0
276,000 (3)	Goldman Sachs Group, Inc., 5.425%, 06/03/2037	277,053	0.0
233,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	236,726	0.0
169,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	173,226	0.0
9,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	9,337	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
745,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.038%, (TSFR3M + 2.387%), 02/12/2067	$733,451	0.1
645,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	611,666	0.1
315,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	284,767	0.0
285,000 (3)	HSBC Holdings PLC, 4.619%, 11/06/2031	281,023	0.0
333,000 (3)	HSBC Holdings PLC, 5.279%, 03/10/2037	329,251	0.0
267,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	269,354	0.0
1,321,000 (3)	Huntington Bancshares, Inc., 5.605%, 01/28/2041	1,295,587	0.2
399,000 (3)	Huntington National Bank, 4.871%, 04/12/2028	399,834	0.1
80,000 (1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 10.000%, 11/15/2029	78,997	0.0
867,000 (3)	ING Groep NV, 5.420%, 03/23/2037	869,469	0.1
278,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	252,330	0.0
251,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	216,896	0.0
512,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	484,794	0.1
38,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	36,182	0.0
140,000	Invitation Homes Operating Partnership L.P., 5.500%, 08/15/2033	142,875	0.0
160,000 (1)	Iron Mountain, Inc., 6.250%, 01/15/2033	161,753	0.0
325,000 (1)	Jane Street Group / JSG Finance, Inc., 6.750%, 05/01/2033	334,396	0.0
115,000 (3)	JPMorgan Chase & Co., 1.764%, 11/19/2031	101,315	0.0
77,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	67,793	0.0
91,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	89,109	0.0
88,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	82,665	0.0

See Accompanying Notes to Financial Statements

54

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
245,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	$240,985	0.0
110,000 (3)	JPMorgan Chase & Co., 3.702%, 05/06/2030	106,994	0.0
488,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	485,305	0.1
306,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	304,688	0.0
255,000 (3)	JPMorgan Chase & Co., 4.622%, 04/23/2032	252,113	0.0
808,000 (3)	JPMorgan Chase & Co., 4.810%, 10/22/2036	785,863	0.1
241,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	242,666	0.0
237,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	238,634	0.0
1,448,000 (3)	JPMorgan Chase & Co., 5.148%, 04/23/2037	1,438,118	0.2
140,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	141,187	0.0
359,000 (3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	369,223	0.1
125,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	127,756	0.0
140,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	145,675	0.0
484,000 (3)	KeyCorp, 5.305%, 01/28/2037	477,086	0.1
310,000 (3)	KeyCorp Capital I, 4.727%, (TSFR3M + 1.002%), 07/01/2028	305,545	0.0
21,000	Kite Realty Group L.P., 4.000%, 10/01/2026	20,974	0.0
528,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	563,740	0.1
284,000	LPL Holdings, Inc., 5.150%, 06/15/2030	284,992	0.0
229,000	LPL Holdings, Inc., 5.700%, 05/20/2027	230,779	0.0
276,000	LPL Holdings, Inc., 5.750%, 06/15/2035	276,808	0.0
365,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	366,204	0.1
226,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	227,873	0.0
453,000 (3)	M&T Bank Corp., 3.500%, 12/31/2199	451,330	0.1
1,263,000 (3)	M&T Bank Corp., 5.400%, 07/30/2035	1,261,732	0.2
405,000	Main Street Capital Corp., 6.950%, 03/01/2029	416,598	0.1
124,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	126,784	0.0
420,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.505%, 01/14/2032	412,987	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
421,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	$426,332	0.1
656,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	671,876	0.1
158,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	156,303	0.0
172,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	149,248	0.0
35,000 (3)	Morgan Stanley, 4.708%, 03/12/2032	34,576	0.0
170,000 (3)	Morgan Stanley, 4.809%, 04/16/2032	168,714	0.0
171,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	172,217	0.0
654,000 (3)	Morgan Stanley, 5.073%, 01/30/2037	639,805	0.1
676,000 (3)	Morgan Stanley, 5.296%, 04/10/2037	672,895	0.1
457,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	469,366	0.1
100,000 (3)	Morgan Stanley, MTN, 1.928%, 04/28/2032	86,966	0.0
70,000 (3)	Morgan Stanley I, 4.133%, 10/18/2029	69,052	0.0
524,000	National Bank of Canada, 5.600%, 12/18/2028	536,529	0.1
598,000	National Health Investors, Inc., 5.350%, 02/01/2033	592,292	0.1
205,000 (1)	Nationwide Building Society, 4.351%, 09/30/2030	201,262	0.0
389,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	391,594	0.1
246,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	255,206	0.0
558,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	568,558	0.1
495,000 (1)	Nippon Life Insurance Co., 4.748%, 04/02/2031	493,127	0.1
249,000	NNN REIT, Inc., 4.600%, 02/15/2031	246,783	0.0
473,000 (3)	Northern Trust Corp., 5.117%, 11/19/2040	462,631	0.1
227,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	230,760	0.0
582,000	Old Republic International Corp., 5.700%, 06/01/2036	584,320	0.1
220,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	221,126	0.0
195,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	194,494	0.0

See Accompanying Notes to Financial Statements

55

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
230,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	$235,632	0.0
32,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	27,433	0.0
10,000 (3)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	10,097	0.0
329,000 (3)	PNC Financial Services Group, Inc., 5.423%, 01/25/2041	323,415	0.0
211,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	222,418	0.0
426,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	432,095	0.1
79,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	80,398	0.0
717,000	Raymond James Financial, Inc., 5.650%, 09/11/2055	697,537	0.1
586,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	509,373	0.1
79,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	80,366	0.0
278,000	RLI Corp., 5.375%, 06/01/2036	269,955	0.0
145,000 (1)	Rocket Cos., Inc., 6.125%, 08/01/2031	148,197	0.0
245,000 (1)	Rocket Cos., Inc., 6.375%, 08/01/2033	249,463	0.0
220,000 (3)	Royal Bank of Canada, 4.612%, 05/03/2032	217,566	0.0
349,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	348,304	0.0
204,000 (2)(3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	205,621	0.0
205,000 (3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	207,526	0.0
86,000	Sabra Health Care L.P., 3.200%, 12/01/2031	78,011	0.0
248,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	245,167	0.0
60,000 (3)	SLM Corp., 6.495%, 05/15/2032	60,006	0.0
520,000 (1)(3)	Sompo Holdings, Inc., 5.411%, 04/22/2037	510,739	0.1
185,000 (1)	Starwood Property Trust, Inc., 6.500%, 07/01/2030	189,275	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
617,000 (3)	State Street Corp., 3.031%, 11/01/2034	$579,954	0.1
263,000 (3)	State Street Corp., 4.675%, 10/22/2032	261,460	0.0
164,000	State Street Corp., 4.729%, 02/28/2030	165,197	0.0
449,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	427,268	0.1
355,000 (3)	Sumitomo Mitsui Financial Group, Inc., 4.494%, 01/15/2032	348,561	0.0
397,000	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	403,436	0.1
495,000 (3)	Sumitomo Mitsui Financial Group, Inc., 5.334%, 03/03/2041	482,117	0.1
327,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	334,899	0.0
141,000 (1)	Symetra Life Insurance Co., 6.550%, 10/01/2055	144,973	0.0
217,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	221,763	0.0
352,000	TPG Operating Group II L.P., 4.875%, 05/15/2031	347,381	0.0
1,055,000 (3)	Truist Financial Corp., 4.576%, (TSFR3M + 0.912%), 03/15/2028	1,043,402	0.1
450,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	457,573	0.1
909,000 (1)(3)	UBS Group AG, 5.379%, 09/06/2045	868,881	0.1
298,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	320,886	0.0
908,000 (3)	US Bancorp, 5.723%, 05/20/2041	911,259	0.1
155,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	162,204	0.0
510,000 (3)	Wells Fargo & Co., 4.577%, 05/20/2029	508,825	0.1
808,000 (3)	Wells Fargo & Co., 4.960%, 01/23/2037	789,130	0.1
41,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	41,805	0.0
89,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	91,269	0.0
61,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	65,863	0.0
55,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	54,547	0.0
216,000 (3)	Wells Fargo & Co. GG, 6.125%, 12/31/2199	218,657	0.0

See Accompanying Notes to Financial Statements

56

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
165,000 (1)	WS Escrow LLC, 7.750%, 06/01/2033	$169,552	0.0
505,000 (1)	Wynnton Funding Trust, 5.251%, 08/15/2035	499,472	0.1
846,000 (1)	Wynnton Funding Trust II, 5.991%, 08/15/2055	845,749	0.1
		75,769,659	8.5

	Industrial: 1.8%
246,000	AGCO Corp., 5.450%, 03/21/2027	247,410	0.0
147,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	149,995	0.0
155,000 (1)	AmeriTex HoldCo Intermediate LLC, 7.625%, 08/15/2033	162,078	0.0
205,000 (1)	Arcosa, Inc., 6.875%, 08/15/2032	214,010	0.0
416,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	420,265	0.1
505,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	512,019	0.1
450,000	Berry Global, Inc., 1.650%, 01/15/2027	443,297	0.1
96,000	Boeing Co., 5.930%, 05/01/2060	94,501	0.0
39,000	Boeing Co., 6.858%, 05/01/2054	43,864	0.0
232,000	Boeing Co., 7.008%, 05/01/2064	264,076	0.0
265,000 (1)	Bombardier, Inc., 7.250%, 07/01/2031	277,607	0.0
543,000	Canadian National Railway Co., 4.200%, 03/12/2031	532,224	0.1
127,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	120,446	0.0
138,000	Carrier Global Corp., 2.722%, 02/15/2030	129,065	0.0
260,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	260,252	0.0
418,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	422,171	0.1
431,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	439,392	0.1
373,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	378,377	0.1
340,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	348,019	0.1
240,000 (1)	Energizer Holdings, Inc., 4.375%, 03/31/2029	232,493	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
25,000	FedEx Corp., 4.550%, 04/01/2046	$21,849	0.0
696,000	Flex Ltd., 5.250%, 01/15/2032	699,219	0.1
184,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	175,654	0.0
241,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	228,448	0.0
250,000 (1)	FTAI Aviation Investors LLC, 7.000%, 06/15/2032	258,715	0.0
84,000	GATX Corp., 4.000%, 06/30/2030	81,875	0.0
170,000 (1)	GFL Environmental Holdings US, Inc., 5.500%, 02/01/2034	166,488	0.0
106,000	GXO Logistics, Inc., 6.250%, 05/06/2029	109,611	0.0
449,000	HEICO Corp., 5.250%, 08/01/2028	454,316	0.1
436,000 (1)	Honeywell Aerospace, Inc., 5.732%, 03/16/2056	436,287	0.1
375,000 (1)	Honeywell Aerospace, Inc., 5.852%, 03/16/2066	378,136	0.1
20,000	Honeywell International, Inc., 4.750%, 02/01/2032	19,976	0.0
150,000	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	146,887	0.0
245,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	240,768	0.0
65,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	66,220	0.0
196,000	Jacobs Solutions, Inc., 4.750%, 03/03/2031	194,326	0.0
255,000	Jacobs Solutions, Inc., 5.375%, 03/03/2036	250,898	0.0
75,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	76,839	0.0
26,000	Norfolk Southern Corp., 5.050%, 08/01/2030	26,419	0.0
17,000	Norfolk Southern Corp., 5.950%, 03/15/2064	17,236	0.0
195,000 (1)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	192,950	0.0
510,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	516,463	0.1
307,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	310,801	0.1

See Accompanying Notes to Financial Statements

57

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
754,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	$764,015	0.1
170,000 (1)	Quikrete Holdings, Inc., 6.375%, 03/01/2032	173,682	0.0
265,000	Ryder System, Inc., 5.000%, 03/15/2030	267,566	0.0
196,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	197,524	0.0
235,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	238,096	0.0
41,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	41,866	0.0
299,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	305,888	0.0
249,000 (2)	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	253,335	0.0
165,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	174,067	0.0
175,000 (1)	Solaris Energy Infrastructure LLC, 6.375%, 05/15/2031	177,042	0.0
216,000	Sonoco Products Co., 4.600%, 09/01/2029	214,748	0.0
85,000 (1)	Standard Building Solutions, Inc., 6.500%, 08/15/2032	85,569	0.0
310,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	294,652	0.0
215,000 (1)	Terex Corp., 6.250%, 10/15/2032	217,909	0.0
190,000 (1)	TransDigm, Inc., 6.750%, 01/31/2034	195,021	0.0
360,000	Vertiv Holdings Co., 5.650%, 03/15/2046	352,417	0.1
215,000 (1)	Waste Pro USA, Inc., 7.000%, 02/01/2033	220,545	0.0
235,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	235,250	0.0
375,000	WRKCo, Inc., 4.200%, 06/01/2032	360,027	0.1
416,000 (1)	WSP Global, Inc., 5.039%, 09/18/2031	413,260	0.1
		15,944,421	1.8
	Technology: 2.6%
613,000	Accenture Capital, Inc., 4.250%, 10/04/2031	598,326	0.1
205,000 (1)	Amentum Escrow Corp., 7.250%, 08/01/2032	211,281	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
416,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	$405,986	0.1
338,000	Broadcom, Inc., 2.450%, 02/15/2031	305,884	0.1
564,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	472,751	0.1
245,000	Broadcom, Inc., 4.800%, 10/15/2034	239,891	0.0
271,000	Broadcom, Inc., 4.900%, 07/15/2032	271,955	0.0
194,000	Broadcom, Inc., 5.050%, 04/15/2030	196,915	0.0
154,000	Broadcom, Inc., 5.150%, 11/15/2031	156,735	0.0
76,000	Broadcom, Inc., 5.200%, 04/15/2032	77,462	0.0
190,000 (1)	CACI International, Inc., 6.375%, 06/15/2033	192,816	0.0
292,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	289,729	0.0
181,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	180,779	0.0
285,000 (1)	Cloud Software Group, Inc., 8.250%, 06/30/2032	267,320	0.0
296,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	297,156	0.0
140,000 (1)(2)	CoreWeave, Inc., 9.250%, 06/01/2030	141,012	0.0
111,000 (2)	Fiserv, Inc., 5.150%, 08/12/2034	107,839	0.0
150,000 (1)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	152,682	0.0
214,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	217,628	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	503,718	0.1
582,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	616,133	0.1
280,000	Hewlett Packard Enterprise Co., 5.250%, 04/01/2033	280,944	0.0
128,000	HP, Inc., 2.650%, 06/17/2031	114,447	0.0
43,000	Intel Corp., 2.800%, 08/12/2041	30,198	0.0
3,000	Intel Corp., 5.200%, 02/10/2033	3,034	0.0
21,000	Intel Corp., 5.600%, 02/21/2054	19,654	0.0
257,000	Intel Corp., 5.700%, 02/10/2053	242,566	0.0

See Accompanying Notes to Financial Statements

58

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
587,000	International Business Machines Corp., 4.800%, 02/10/2030	$589,997	0.1
246,000	International Business Machines Corp., 4.900%, 07/27/2052	208,866	0.0
620,000	International Business Machines Corp., 4.950%, 02/03/2036	605,190	0.1
474,000	International Business Machines Corp., 5.000%, 02/10/2032	477,016	0.1
279,000	International Business Machines Corp., 5.200%, 02/10/2035	280,030	0.0
757,000	International Business Machines Corp., 5.800%, 02/03/2056	734,826	0.1
1,020,000	Intuit, Inc., 5.500%, 09/15/2053	917,217	0.1
235,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	220,853	0.0
210,000	Marvell Technology, Inc., 5.750%, 02/15/2029	215,462	0.0
330,000	Micron Technology, Inc., 3.366%, 11/01/2041	257,713	0.0
321,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	303,781	0.0
315,000	MSCI, Inc., 5.150%, 03/15/2036	305,037	0.0
152,000	NetApp, Inc., 5.500%, 03/17/2032	155,421	0.0
389,000	NVIDIA Corp., 4.750%, 06/15/2033	388,001	0.1
295,000	NVIDIA Corp., 5.550%, 06/15/2046	292,984	0.0
490,000	NVIDIA Corp., 5.625%, 06/15/2056	486,726	0.1
45,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	44,537	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	232,937	0.0
155,000 (1)	OAK-Eagle Acquireco, Inc., 7.250%, 07/01/2033	162,231	0.0
60,000 (1)	OAK-Eagle Acquireco, Inc., 8.750%, 07/01/2034	63,715	0.0
335,000 (1)(2)	Open Text Holdings, Inc., 4.125%, 12/01/2031	294,311	0.0
692,000	Oracle Corp., 2.300%, 03/25/2028	662,501	0.1
61,000	Oracle Corp., 2.800%, 04/01/2027	60,199	0.0
123,000	Oracle Corp., 3.250%, 11/15/2027	120,578	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
214,000	Oracle Corp., 3.800%, 11/15/2037	$171,080	0.0
26,000	Oracle Corp., 3.850%, 07/15/2036	21,594	0.0
77,000	Oracle Corp., 3.850%, 04/01/2060	45,262	0.0
25,000	Oracle Corp., 3.900%, 05/15/2035	21,220	0.0
355,000	Oracle Corp., 4.950%, 02/04/2031	347,627	0.1
225,000	Oracle Corp., 5.200%, 09/26/2035	210,739	0.0
650,000	Oracle Corp., 5.350%, 05/04/2033	631,573	0.1
459,000	Oracle Corp., 5.375%, 09/27/2054	360,300	0.1
193,000	Oracle Corp., 5.500%, 09/27/2064	149,399	0.0
260,000	Oracle Corp., 5.875%, 09/26/2045	227,746	0.0
1,002,000	Oracle Corp., 5.950%, 09/26/2055	852,053	0.1
356,000	Oracle Corp., 6.000%, 08/03/2055	303,343	0.0
325,000	Oracle Corp., 6.100%, 09/26/2065	272,156	0.0
147,000	Oracle Corp., 6.125%, 08/03/2065	123,620	0.0
204,000	Oracle Corp., 6.550%, 02/04/2046	192,413	0.0
245,000	Oracle Corp., 6.700%, 02/04/2056	230,739	0.0
204,000	Oracle Corp., 6.850%, 02/04/2066	190,003	0.0
165,000 (1)(2)	Playtika Holding Corp., 4.250%, 03/15/2029	147,821	0.0
155,000	Qualcomm, Inc., 4.750%, 05/20/2032	155,294	0.0
353,000	Salesforce, Inc., 4.900%, 09/15/2031	352,293	0.1
422,000	Salesforce, Inc., 5.200%, 03/15/2033	422,861	0.1
385,000	Salesforce, Inc., 5.550%, 03/15/2036	384,867	0.1
358,000	Salesforce, Inc., 6.400%, 03/15/2046	361,799	0.1
501,000	Salesforce, Inc., 6.550%, 03/15/2056	501,494	0.1
360,000	ServiceNow, Inc., 5.050%, 05/15/2033	359,731	0.1
359,000	ServiceNow, Inc., 5.400%, 05/15/2036	358,985	0.1
460,000	ServiceNow, Inc., 6.300%, 05/15/2056	469,032	0.1
150,000	Synopsys, Inc., 5.000%, 04/01/2032	150,316	0.0
216,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	220,301	0.0

See Accompanying Notes to Financial Statements

59

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
150,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	$137,487	0.0
		23,048,118	2.6

	Utilities: 2.4%
434,000	AEP Texas, Inc., 5.450%, 05/15/2029	442,574	0.1
123,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	123,914	0.0
253,000	AES Corp., 5.800%, 03/15/2032	256,466	0.0
12,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	11,143	0.0
160,000 (1)	Alpha Generation LLC, 6.750%, 10/15/2032	163,017	0.0
214,000	Ameren Corp., 1.750%, 03/15/2028	204,064	0.0
177,000	Ameren Corp., 5.000%, 01/15/2029	178,508	0.0
97,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	86,887	0.0
227,000	Avangrid, Inc., 3.800%, 06/01/2029	221,099	0.0
139,000	Black Hills Corp., 3.050%, 10/15/2029	131,827	0.0
886,000	Black Hills Corp., 4.550%, 01/31/2031	872,925	0.1
92,000	Black Hills Corp., 6.000%, 01/15/2035	95,842	0.0
175,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	182,424	0.0
185,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	188,941	0.0
640,000 (1)	Chpe LLC, 5.875%, 06/29/2046	644,168	0.1
105,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	97,794	0.0
211,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	206,878	0.0
27,000	Commonwealth Edison Co., 5.900%, 03/15/2036	28,605	0.0
67,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	68,243	0.0
534,000	Constellation Energy Generation LLC, 5.300%, 06/01/2036	531,384	0.1
268,000	DTE Energy Co., 5.200%, 04/01/2030	271,945	0.0
385,000	Duke Energy Carolinas LLC, 5.150%, 06/15/2036	385,541	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
320,000	Duke Energy Carolinas LLC, 5.750%, 06/15/2056	$319,834	0.1
19,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	20,534	0.0
142,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	126,617	0.0
94,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	84,285	0.0
233,000 (1)	Electricite de France SA, 4.875%, 09/21/2038	215,570	0.0
420,000	Entergy Arkansas LLC, 5.750%, 01/15/2056	418,506	0.1
128,000	Entergy Corp., 2.400%, 06/15/2031	114,037	0.0
80,000	Entergy Corp., 2.800%, 06/15/2030	74,349	0.0
268,000	Essential Utilities, Inc., 2.704%, 04/15/2030	248,777	0.0
91,000	Essential Utilities, Inc., 5.375%, 01/15/2034	92,173	0.0
146,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	146,952	0.0
64,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	67,686	0.0
150,000	Eversource Energy, 2.550%, 03/15/2031	135,361	0.0
67,000	Eversource Energy, 5.125%, 05/15/2033	67,064	0.0
266,000	Eversource Energy, 5.950%, 02/01/2029	273,654	0.0
102,000 (3)	Eversource Energy A, 6.100%, 08/15/2056	101,836	0.0
230,000 (3)	Eversource Energy B, 6.350%, 08/15/2056	230,286	0.0
391,000	Exelon Corp., 5.150%, 03/15/2028	394,741	0.1
182,000	Exelon Corp., 5.150%, 03/15/2029	184,514	0.0
327,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	325,201	0.1
166,000	Florida Power & Light Co., 5.300%, 06/15/2034	169,430	0.0
21,000	Florida Power & Light Co., 5.400%, 09/01/2035	21,499	0.0
45,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	43,720	0.0
32,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	28,634	0.0

See Accompanying Notes to Financial Statements

60

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
52,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	$53,461	0.0
235,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	239,507	0.0
275,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	281,879	0.0
52,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	53,499	0.0
169,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	176,829	0.0
52,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	49,677	0.0
357,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	329,056	0.1
84,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	75,159	0.0
23,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	22,036	0.0
39,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	37,616	0.0
18,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	18,902	0.0
132,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	114,502	0.0
20,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	19,911	0.0
361,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	356,454	0.1
371,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	366,123	0.1
181,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	184,521	0.0
421,000	NextEra Energy Capital Holdings, Inc., 5.850%, 03/01/2056	415,172	0.1
268,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	275,180	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
863,000 (3)	NextEra Energy Capital Holdings, Inc. BB, 6.200%, 10/01/2056	$862,507	0.1
586,000 (3)	NextEra Energy Capital Holdings, Inc. CC, 6.625%, 10/01/2066	595,251	0.1
203,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	182,965	0.0
41,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	39,125	0.0
322,000	NiSource, Inc., 5.850%,04/01/2055	319,524	0.1
559,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	564,554	0.1
185,000 (1)	NRG Energy, Inc., 6.000%, 02/01/2033	186,059	0.0
90,000	NSTAR Electric Co., 1.950%, 08/15/2031	79,042	0.0
109,000	OGE Energy Corp., 5.450%, 05/15/2029	111,077	0.0
144,000	ONE Gas, Inc., 5.100%, 04/01/2029	145,961	0.0
74,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	58,442	0.0
65,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	54,075	0.0
37,000	PacifiCorp, 4.100%, 02/01/2042	29,995	0.0
122,000 (3)	PG&E Corp., 6.850%, 09/15/2056	121,627	0.0
202,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	204,345	0.0
349,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	356,419	0.1
112,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	113,554	0.0
153,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	135,748	0.0
209,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	210,732	0.0
382,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	387,288	0.1
80,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	81,119	0.0
372,000 (3)	Sempra, 6.400%, 10/01/2054	374,114	0.1
974,000 (3)	Sempra Energy, 4.125%, 04/01/2052	966,218	0.1
503,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	502,269	0.1

See Accompanying Notes to Financial Statements

61

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
52,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	$52,801	0.0
806,000	Southwestern Public Service Co., 5.300%, 05/15/2035	808,775	0.1
45,000	Southwestern Public Service Co., 6.000%, 06/01/2054	45,485	0.0
165,000 (1)	Talen Energy Supply LLC, 6.500%, 02/01/2036	166,413	0.0
252,000	Tucson Electric Power Co., 5.200%, 09/15/2034	254,695	0.0
484,000	Virginia Electric and Power Co., 4.950%, 03/15/2036	473,935	0.1
120,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	113,462	0.0
116,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	117,923	0.0
267,000	Xcel Energy, Inc., 5.600%, 04/15/2035	272,126	0.0
88,000 (3)	Xcel Energy, Inc., 5.750%, 12/03/2056	86,997	0.0
		21,443,555	2.4
	Total Corporate Bonds/ Notes
	(Cost $227,427,981)	226,810,661	25.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.9%
	Federal Home Loan Mortgage Corporation: 2.6%(4)
67,477	2.500%, 05/01/2030	65,284	0.0
181,366	2.500%, 05/01/2030	175,202	0.0
274,510	2.500%, 06/01/2030	265,084	0.0
1,531,808	3.000%, 03/01/2045	1,383,096	0.2
1,587,308	3.000%, 03/01/2045	1,434,864	0.2
1,418,676	3.000%, 04/01/2045	1,282,134	0.2
1,441,064	3.000%, 04/01/2045	1,302,066	0.2
2,731,123	3.000%, 10/01/2046	2,451,674	0.3
603,661	3.500%, 08/01/2042	563,250	0.1
1,668,358	3.500%, 03/01/2045	1,553,840	0.2
213,729	3.500%, 04/01/2045	198,560	0.0
732,822	3.500%, 05/01/2045	681,000	0.1
320,027	3.500%, 06/01/2045	296,967	0.0
399,925	3.500%, 07/01/2045	372,217	0.0
415,620	3.500%, 07/01/2045	387,042	0.0
117,016	3.500%, 08/01/2045	108,619	0.0
344,276	3.500%, 08/01/2045	320,566	0.0
397,946	3.500%, 08/01/2045	370,720	0.0
418,654	3.500%, 08/01/2045	388,591	0.0
485,430	3.500%, 08/01/2045	451,428	0.1
482,073	3.500%, 09/01/2045	447,578	0.1
625,691	3.500%, 09/01/2045	582,746	0.1
751,148	3.500%, 11/01/2045	697,091	0.1
388,530	4.000%, 10/01/2041	373,812	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
404,517	4.000%, 12/01/2041	$389,907	0.1
106,330	4.000%, 07/01/2045	101,737	0.0
67,125	4.000%, 09/01/2045	63,908	0.0
573,275	4.000%, 09/01/2045	547,680	0.1
716,619	4.000%, 09/01/2045	685,777	0.1
1,122,605	4.000%, 09/01/2045	1,072,718	0.1
458,907	4.000%, 05/01/2047	438,558	0.1
143,738	4.000%, 11/01/2047	136,315	0.0
134,690	4.000%, 03/01/2048	128,287	0.0
586,805	4.000%, 06/01/2048	559,466	0.1
2,451	4.500%, 06/01/2039	2,429	0.0
7,602	4.500%, 09/01/2040	7,531	0.0
24,357	4.500%, 03/01/2041	24,131	0.0
138,558	4.500%, 08/01/2041	136,948	0.0
221,296	4.500%, 08/01/2041	219,236	0.0
84,721	4.500%, 09/01/2041	83,810	0.0
100,850	4.500%, 09/01/2041	99,911	0.0
167,489	4.500%, 09/01/2041	165,930	0.0
619,645	4.500%, 09/01/2041	612,341	0.1
2,805	5.000%, 05/01/2028	2,806	0.0
34,617	5.000%, 05/01/2035	34,761	0.0
115,927	5.000%, 01/01/2041	117,117	0.0
70,036	5.000%, 04/01/2041	70,594	0.0
3,507	5.500%, 03/01/2034	3,560	0.0
213	5.500%, 05/01/2036	214	0.0
26,214	5.500%, 06/01/2036	26,652	0.0
2,802	5.500%, 12/01/2036	2,888	0.0
15,389	5.500%, 03/01/2037	15,635	0.0
4,076	5.500%, 04/01/2037	4,198	0.0
25,035	5.500%, 05/01/2037	25,804	0.0
43,788	5.500%, 07/01/2037	45,132	0.0
5,072	5.500%, 09/01/2037	5,100	0.0
4,852	5.500%, 10/01/2037	4,994	0.0
14,779	5.500%, 11/01/2037	15,232	0.0
14,672	5.500%, 12/01/2037	15,070	0.0
48,864	5.500%, 12/01/2037	50,347	0.0
3,011	5.500%, 01/01/2038	3,104	0.0
3,125	5.500%, 01/01/2038	3,198	0.0
31,254	5.500%, 02/01/2038	32,213	0.0
42,958	5.500%, 02/01/2038	44,124	0.0
32,941	5.500%, 03/01/2038	33,838	0.0
36,855	5.500%, 04/01/2038	37,920	0.0
3,335	5.500%, 05/01/2038	3,424	0.0
39,746	5.500%, 05/01/2038	40,639	0.0
21,043	5.500%, 06/01/2038	21,569	0.0
85,724	5.500%, 06/01/2038	87,989	0.0
75,943	5.500%, 07/01/2038	78,166	0.0
2,910	5.500%, 08/01/2038	2,981	0.0
14,891	5.500%, 08/01/2038	15,290	0.0
16,818	5.500%, 09/01/2038	17,262	0.0
15,005	5.500%, 10/01/2038	15,417	0.0
17,658	5.500%, 10/01/2038	18,125	0.0
1,613	5.500%, 11/01/2038	1,656	0.0
47,396	5.500%, 11/01/2038	48,682	0.0
3,064	5.500%, 12/01/2038	3,139	0.0
5,706	5.500%, 12/01/2038	5,881	0.0
13,174	5.500%, 01/01/2039	13,536	0.0
31,311	5.500%, 03/01/2039	32,139	0.0

See Accompanying Notes to Financial Statements

62

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
11,470	5.500%, 07/01/2039	$11,772	0.0
7,534	5.500%, 12/01/2039	7,736	0.0
49,151	5.500%, 03/01/2040	50,467	0.0
17,065	5.500%, 08/01/2040	17,481	0.0
31,517	5.500%, 08/01/2040	32,112	0.0
33,186	5.500%, 08/01/2040	34,074	0.0
1,161 (3)	5.750%, (H15T1Y + 2.250%), 04/01/2032	1,177	0.0
1,574 (3)	5.875%, (H15T1Y + 2.250%), 11/01/2031	1,597	0.0
22,463	6.000%, 09/01/2027	23,009	0.0
1,492	6.000%, 02/01/2029	1,528	0.0
2,355	6.000%, 05/01/2035	2,414	0.0
119,787	6.000%, 03/01/2037	125,566	0.0
1,185	6.000%, 05/01/2037	1,245	0.0
17,042	6.000%, 07/01/2037	17,909	0.0
3,008	6.000%, 08/01/2037	3,117	0.0
18,191	6.000%, 08/01/2037	18,837	0.0
93,903	6.000%, 09/01/2037	98,681	0.0
221	6.000%, 10/01/2037	231	0.0
3,917	6.000%, 11/01/2037	4,116	0.0
1,490	6.000%, 12/01/2037	1,545	0.0
4,062	6.000%, 12/01/2037	4,257	0.0
80,865	6.000%, 01/01/2038	84,982	0.0
584	6.000%, 04/01/2038	614	0.0
4,211	6.000%, 06/01/2038	4,387	0.0
119	6.000%, 07/01/2038	123	0.0
8,316	6.000%, 08/01/2038	8,626	0.0
24,575	6.000%, 11/01/2038	25,761	0.0
9,675	6.000%, 05/01/2039	10,087	0.0
4,549	6.000%, 08/01/2039	4,735	0.0
1,437	6.000%, 09/01/2039	1,488	0.0
18,886 (3)	6.080%, (RFUCCT1Y + 1.345%), 09/01/2035	19,360	0.0
136,172 (3)	6.137%, (RFUCCT1Y + 1.742%), 06/01/2035	140,609	0.0
245,446	6.500%, 09/01/2034	254,443	0.0
5,407 (3)	6.529%, (H15T1Y + 2.436%), 01/01/2029	5,415	0.0
		23,649,948	2.6

	Federal National Mortgage Association: 0.1%(4)
365 (3)	4.312%, (ECOFC + 1.256%), 05/01/2036	361	0.0
3,798 (3)	4.662%, (ECOFC + 1.934%), 12/01/2036	3,846	0.0
13,948 (3)	4.967%, (12MTA + 1.200%), 08/01/2042	13,958	0.0
22,647 (3)	4.967%, (12MTA + 1.200%), 08/01/2042	22,767	0.0
7,442 (3)	4.967%, (12MTA + 1.200%), 10/01/2044	7,463	0.0
11,077 (3)	4.967%, (12MTA + 1.200%), 10/01/2044	11,063	0.0
6,115 (3)	5.312%, (RFUCCT1M + 1.563%), 02/01/2033	6,126	0.0
7,522 (3)	5.373%, (RFUCCT6M + 1.373%), 09/01/2035	7,617	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
4,675 (3)	5.710%, (H15T1Y + 2.210%), 04/01/2032	$4,748	0.0
189,954 (3)	5.740%, (H15T1Y + 1.805%), 08/01/2035	193,121	0.1
26,095 (3)	5.810%, (RFUCCT1Y + 1.685%), 04/01/2035	26,561	0.0
10,854 (3)	6.043%, (RFUCCT1Y + 1.659%), 02/01/2034	11,015	0.0
14,749 (3)	6.050%, (RFUCCT1Y + 1.675%), 02/01/2035	15,072	0.0
495 (3)	6.079%, (H15T1Y + 2.215%), 09/01/2031	500	0.0
94,826 (3)	6.159%, (RFUCCT1Y + 1.659%), 10/01/2035	97,151	0.0
8,147 (3)	6.239%, (RFUCCT1Y + 1.489%), 08/01/2035	8,315	0.0
47,899 (3)	6.300%, (H15T1Y + 2.175%), 10/01/2035	49,162	0.0
55,164 (3)	6.560%, (RFUCCT1Y + 1.810%), 09/01/2034	56,699	0.0
		535,545	0.1

	Government National Mortgage Association: 3.2%
3,171,169	2.500%, 08/20/2051	2,714,021	0.3
2,578,616	2.500%, 09/20/2051	2,206,880	0.3
2,717,344	2.500%, 12/20/2051	2,325,593	0.3
4,309,470	2.500%, 03/20/2052	3,687,297	0.4
3,657,336	2.500%, 04/20/2052	3,129,306	0.4
768,418	3.000%, 03/20/2052	679,850	0.1
1,445,642	3.500%, 07/20/2046	1,299,093	0.1
208,072	3.500%, 07/20/2047	191,726	0.0
1,894,308	3.500%, 01/20/2048	1,731,964	0.2
256,984	4.000%, 11/20/2040	248,398	0.0
502,186	4.000%, 03/20/2046	475,947	0.1
411,440	4.500%, 08/20/2041	407,260	0.0
185,189	4.500%, 01/20/2047	182,021	0.0
2,526	5.000%, 11/15/2035	2,513	0.0
3,350	5.000%, 11/15/2035	3,407	0.0
9,880	5.000%, 11/15/2035	9,945	0.0
11,366	5.000%, 06/15/2037	11,419	0.0
23,599	5.000%, 03/15/2038	23,736	0.0
39,548	5.000%, 03/15/2038	40,223	0.0
2,021	5.000%, 06/15/2038	2,032	0.0
653	5.000%, 09/15/2038	659	0.0
6,498	5.000%, 11/15/2038	6,550	0.0
21,554	5.000%, 11/15/2038	21,922	0.0
6,144	5.000%, 12/15/2038	6,244	0.0
28,196	5.000%, 12/15/2038	28,677	0.0
27,388	5.000%, 01/15/2039	27,856	0.0
33,039	5.000%, 01/15/2039	33,511	0.0
13,497	5.000%, 02/15/2039	13,613	0.0
30,408	5.000%, 02/15/2039	30,927	0.0
45,075	5.000%, 02/15/2039	45,772	0.0
1,261	5.000%, 03/15/2039	1,283	0.0
32,278	5.000%, 03/15/2039	32,556	0.0
35,755	5.000%, 03/15/2039	36,366	0.0
53,355	5.000%, 03/15/2039	54,267	0.0
35,135	5.000%, 04/15/2039	35,736	0.0
142	5.000%, 05/15/2039	143	0.0
21,116	5.000%, 05/15/2039	21,477	0.0

See Accompanying Notes to Financial Statements

63

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
50,992	5.000%, 05/15/2039	$51,863	0.0
26,838	5.000%, 07/15/2039	27,297	0.0
23,880	5.000%, 09/15/2039	24,187	0.0
5,729	5.000%, 11/15/2039	5,763	0.0
914	5.000%, 04/15/2040	928	0.0
5,259	5.000%, 06/15/2040	5,349	0.0
11,544	5.000%, 09/15/2040	11,731	0.0
22,748	5.000%, 10/15/2040	23,137	0.0
40,853	5.000%, 05/15/2042	41,137	0.0
122,408	5.000%, 02/20/2043	124,013	0.0
8,666,000 (5)	5.500%, 07/20/2056	8,709,939	1.0
		28,795,534	3.2

	Uniform Mortgage-Backed Securities: 13.0%
3,153,286	2.000%, 10/01/2050	2,546,439	0.3
758,788	2.000%, 11/01/2051	620,922	0.1
2,147,050	2.000%, 11/01/2051	1,754,929	0.2
4,024,148	2.000%, 12/01/2051	3,233,174	0.4
5,057,777	2.000%, 12/01/2051	4,104,581	0.5
1,423,530	2.000%, 02/01/2052	1,159,104	0.1
2,664,500	2.000%, 02/01/2052	2,171,315	0.3
32,179,000 (5)	2.000%, 07/01/2056	25,702,822	2.9
341,040	2.500%, 05/01/2030	329,752	0.1
295,358	2.500%, 07/01/2030	285,677	0.1
1,495,894	2.500%, 11/01/2051	1,263,873	0.2
2,779,775	2.500%, 12/01/2051	2,379,151	0.3
3,549,674	2.500%, 12/01/2051	3,044,323	0.4
1,882,383	2.500%, 02/01/2052	1,611,258	0.2
2,978,378	2.500%, 02/01/2052	2,542,171	0.3
3,196,059	2.500%, 02/01/2052	2,728,378	0.3
3,644,638	2.500%, 02/01/2052	3,112,100	0.4
400,843	3.000%, 09/01/2030	390,973	0.1
536,953	3.000%, 08/01/2043	487,068	0.1
973,581	3.000%, 09/01/2043	881,714	0.1
217,500	3.000%, 09/01/2046	194,926	0.0
1,771,844	3.000%, 02/01/2052	1,565,401	0.2
306,958	3.500%, 12/01/2041	287,335	0.1
53,860	3.500%, 08/01/2042	50,372	0.0
235,994	3.500%, 08/01/2042	220,562	0.0
215,574	3.500%, 10/01/2042	201,208	0.0
368,842	3.500%, 10/01/2042	344,340	0.1
174,686	3.500%, 03/01/2043	163,182	0.0
1,351,700	3.500%, 01/01/2046	1,254,918	0.2
2,090,430	3.500%, 02/01/2046	1,942,320	0.2
1,773,545	3.500%, 08/01/2046	1,645,525	0.2
1,598,604	3.500%, 09/01/2047	1,476,094	0.2
1,614,183	3.500%, 02/01/2052	1,477,340	0.2
555	4.000%, 05/01/2029	550	0.0
6,812	4.000%, 11/01/2030	6,726	0.0
3,806	4.000%, 02/01/2031	3,754	0.0
2,740	4.000%, 10/01/2031	2,687	0.0
144,024	4.000%, 07/01/2042	138,706	0.0
289,721	4.000%, 07/01/2042	279,626	0.0
1,093,515	4.000%, 07/01/2042	1,054,729	0.1
106,592	4.000%, 08/01/2042	103,538	0.0
1,059,216	4.000%, 08/01/2043	1,020,106	0.1
1,604,134	4.000%, 09/01/2043	1,544,906	0.2
55,355	4.000%, 10/01/2043	53,248	0.0
125,158	4.000%, 10/01/2043	120,322	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
304,618	4.000%, 06/01/2045	$290,848	0.1
637,636	4.000%, 07/01/2045	608,020	0.1
1,128,329	4.000%, 07/01/2045	1,077,144	0.1
429,641	4.000%, 06/01/2047	404,714	0.1
36,006	4.000%, 03/01/2048	34,161	0.0
205,853	4.000%, 03/01/2048	195,441	0.0
1,712,304	4.000%, 09/01/2048	1,622,940	0.2
11	4.500%, 07/01/2026	11	0.0
70,208	4.500%, 04/01/2029	70,058	0.0
1,095	4.500%, 06/01/2029	1,092	0.0
13,196	4.500%, 06/01/2029	13,144	0.0
14,036	4.500%, 07/01/2029	13,995	0.0
358	4.500%, 10/01/2029	357	0.0
2,739	4.500%, 06/01/2030	2,718	0.0
99,766	4.500%, 10/01/2030	99,361	0.0
19,839	4.500%, 02/01/2031	19,665	0.0
14,602	4.500%, 05/01/2031	14,543	0.0
13,859	4.500%, 10/01/2033	13,656	0.0
5,219	4.500%, 01/01/2034	5,143	0.0
628	4.500%, 07/01/2034	620	0.0
2,107	4.500%, 09/01/2035	2,064	0.0
12,364	4.500%, 09/01/2035	12,223	0.0
14,132	4.500%, 11/01/2035	13,984	0.0
95,419	4.500%, 02/01/2036	93,359	0.0
28,853	4.500%, 01/01/2037	28,550	0.0
14,483	4.500%, 09/01/2037	14,246	0.0
985	4.500%, 02/01/2038	973	0.0
8,036	4.500%, 01/01/2039	7,944	0.0
13,846	4.500%, 02/01/2039	13,700	0.0
7,050	4.500%, 04/01/2039	6,976	0.0
17,810	4.500%, 04/01/2039	17,622	0.0
35,557	4.500%, 04/01/2039	34,860	0.0
160	4.500%, 05/01/2039	158	0.0
2,010	4.500%, 05/01/2039	1,989	0.0
6,307	4.500%, 05/01/2039	6,241	0.0
35,610	4.500%, 05/01/2039	35,235	0.0
38,317	4.500%, 05/01/2039	37,914	0.0
40,630	4.500%, 05/01/2039	40,203	0.0
427,280	4.500%, 05/01/2039	422,784	0.1
3,714	4.500%, 06/01/2039	3,675	0.0
53,510	4.500%, 06/01/2039	52,947	0.0
7,474	4.500%, 07/01/2039	7,395	0.0
12,154	4.500%, 07/01/2039	12,026	0.0
22,254	4.500%, 07/01/2039	22,020	0.0
24,422	4.500%, 08/01/2039	24,165	0.0
26,517	4.500%, 08/01/2039	26,059	0.0
47,112	4.500%, 08/01/2039	46,616	0.0
95,385	4.500%, 08/01/2039	94,381	0.0
94,115	4.500%, 09/01/2039	92,555	0.0
74,746	4.500%, 10/01/2039	73,960	0.0
4,808	4.500%, 11/01/2039	4,757	0.0
41,751	4.500%, 11/01/2039	41,312	0.0
2,521	4.500%, 12/01/2039	2,495	0.0
5,667	4.500%, 12/01/2039	5,607	0.0
2,518	4.500%, 01/01/2040	2,489	0.0
174,568	4.500%, 01/01/2040	172,403	0.0
40,688	4.500%, 02/01/2040	40,260	0.0
79,970	4.500%, 02/01/2040	79,129	0.0
25,286	4.500%, 04/01/2040	25,020	0.0

See Accompanying Notes to Financial Statements

64

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
239,940	4.500%, 04/01/2040	$237,415	0.0
28,603	4.500%, 05/01/2040	28,302	0.0
96,867	4.500%, 05/01/2040	95,848	0.0
1,704	4.500%, 06/01/2040	1,686	0.0
15,991	4.500%, 06/01/2040	15,822	0.0
29,042	4.500%, 06/01/2040	28,736	0.0
52,089	4.500%, 06/01/2040	51,540	0.0
128,124	4.500%, 06/01/2040	126,775	0.0
7,998	4.500%, 07/01/2040	7,914	0.0
34,698	4.500%, 07/01/2040	34,333	0.0
61,299	4.500%, 07/01/2040	60,654	0.0
1,019	4.500%, 08/01/2040	1,008	0.0
2,625	4.500%, 08/01/2040	2,597	0.0
14,409	4.500%, 08/01/2040	14,244	0.0
16,196	4.500%, 08/01/2040	16,010	0.0
27,943	4.500%, 08/01/2040	27,649	0.0
33,151	4.500%, 08/01/2040	32,802	0.0
35,488	4.500%, 08/01/2040	34,685	0.0
5,181	4.500%, 09/01/2040	5,122	0.0
8,528	4.500%, 09/01/2040	8,438	0.0
10,841	4.500%, 09/01/2040	10,626	0.0
13,155	4.500%, 09/01/2040	13,016	0.0
13,627	4.500%, 09/01/2040	13,484	0.0
65,069	4.500%, 09/01/2040	64,357	0.0
102,970	4.500%, 09/01/2040	101,886	0.0
13,113	4.500%, 10/01/2040	12,975	0.0
14,615	4.500%, 10/01/2040	14,461	0.0
42,626	4.500%, 10/01/2040	41,271	0.0
53,440	4.500%, 10/01/2040	52,877	0.0
91,004	4.500%, 10/01/2040	89,964	0.0
22,046	4.500%, 11/01/2040	21,814	0.0
24,543	4.500%, 11/01/2040	24,285	0.0
104,595	4.500%, 11/01/2040	102,175	0.0
176,434	4.500%, 11/01/2040	174,577	0.0
522,414	4.500%, 11/01/2040	516,915	0.1
1,209	4.500%, 12/01/2040	1,197	0.0
8,589	4.500%, 12/01/2040	8,441	0.0
11,875	4.500%, 12/01/2040	11,750	0.0
12,442	4.500%, 12/01/2040	12,311	0.0
16,977	4.500%, 12/01/2040	16,798	0.0
24,573	4.500%, 12/01/2040	24,314	0.0
48,063	4.500%, 12/01/2040	47,546	0.0
59,655	4.500%, 12/01/2040	59,027	0.0
110,171	4.500%, 12/01/2040	109,011	0.0
9,995	4.500%, 01/01/2041	9,889	0.0
21,295	4.500%, 01/01/2041	21,071	0.0
66,136	4.500%, 01/01/2041	65,239	0.0
129,248	4.500%, 01/01/2041	127,887	0.0
203,029	4.500%, 01/01/2041	200,891	0.0
10,961	4.500%, 02/01/2041	10,845	0.0
27,639	4.500%, 02/01/2041	27,348	0.0
37,911	4.500%, 02/01/2041	37,511	0.0
39,791	4.500%, 02/01/2041	39,372	0.0
45,461	4.500%, 02/01/2041	44,408	0.0
2,088	4.500%, 03/01/2041	2,066	0.0
9,794	4.500%, 03/01/2041	9,414	0.0
10,208	4.500%, 03/01/2041	10,101	0.0
12,416	4.500%, 03/01/2041	12,285	0.0
20,609	4.500%, 03/01/2041	20,373	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
21,056	4.500%, 03/01/2041	$20,825	0.0
27,045	4.500%, 03/01/2041	26,761	0.0
44,984	4.500%, 03/01/2041	44,511	0.0
95,564	4.500%, 03/01/2041	93,690	0.0
2,969	4.500%, 04/01/2041	2,937	0.0
12,922	4.500%, 04/01/2041	12,666	0.0
19,801	4.500%, 04/01/2041	19,593	0.0
63,070	4.500%, 04/01/2041	61,773	0.0
108,983	4.500%, 04/01/2041	107,836	0.0
194,128	4.500%, 04/01/2041	192,083	0.0
1,825	4.500%, 05/01/2041	1,806	0.0
2,328	4.500%, 05/01/2041	2,302	0.0
8,763	4.500%, 05/01/2041	8,663	0.0
9,764	4.500%, 05/01/2041	9,448	0.0
13,470	4.500%, 05/01/2041	13,328	0.0
114,331	4.500%, 05/01/2041	112,938	0.0
122,600	4.500%, 05/01/2041	121,195	0.0
138,029	4.500%, 05/01/2041	136,367	0.0
220,809	4.500%, 05/01/2041	218,483	0.0
7,347	4.500%, 06/01/2041	7,269	0.0
28,640	4.500%, 06/01/2041	28,303	0.0
148,905	4.500%, 06/01/2041	147,214	0.0
1,099	4.500%, 07/01/2041	1,078	0.0
2,022	4.500%, 07/01/2041	2,001	0.0
6,041	4.500%, 07/01/2041	5,977	0.0
12,675	4.500%, 07/01/2041	12,554	0.0
28,110	4.500%, 07/01/2041	27,682	0.0
51,706	4.500%, 07/01/2041	51,114	0.0
100,043	4.500%, 07/01/2041	98,989	0.0
8,938	4.500%, 08/01/2041	8,844	0.0
18,465	4.500%, 08/01/2041	18,041	0.0
28,045	4.500%, 08/01/2041	27,158	0.0
51,032	4.500%, 08/01/2041	50,494	0.0
64,830	4.500%, 08/01/2041	64,147	0.0
88,225	4.500%, 08/01/2041	86,457	0.0
110,503	4.500%, 08/01/2041	107,861	0.0
136,431	4.500%, 08/01/2041	134,706	0.0
2,640	4.500%, 09/01/2041	2,612	0.0
6,728	4.500%, 09/01/2041	6,657	0.0
37,548	4.500%, 09/01/2041	37,122	0.0
301,777	4.500%, 09/01/2041	298,350	0.1
10,791	4.500%, 10/01/2041	10,667	0.0
19,382	4.500%, 10/01/2041	19,166	0.0
37,859	4.500%, 10/01/2041	37,051	0.0
71,930	4.500%, 10/01/2041	71,108	0.0
82,891	4.500%, 10/01/2041	81,943	0.0
132,937	4.500%, 10/01/2041	131,538	0.0
335,615	4.500%, 10/01/2041	331,388	0.1
736,689	4.500%, 10/01/2041	727,259	0.1
1,888	4.500%, 11/01/2041	1,868	0.0
141,625	4.500%, 11/01/2041	140,133	0.0
148,841	4.500%, 12/01/2041	144,121	0.0
319,554	4.500%, 12/01/2041	315,991	0.1
5,941	4.500%, 01/01/2042	5,878	0.0
6,839	4.500%, 01/01/2042	6,781	0.0
14,365	4.500%, 01/01/2042	14,187	0.0
29,130	4.500%, 03/01/2042	28,654	0.0
23,726	4.500%, 04/01/2042	23,083	0.0
9,440	4.500%, 06/01/2042	9,319	0.0

See Accompanying Notes to Financial Statements

65

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,266	4.500%, 08/01/2042	$3,231	0.0
3,592	4.500%, 09/01/2042	3,493	0.0
5,763	4.500%, 01/01/2043	5,599	0.0
3,042	4.500%, 12/01/2043	2,983	0.0
37,706	4.500%, 04/01/2047	36,970	0.0
18,750	4.500%, 05/01/2047	18,345	0.0
29,521	4.500%, 06/01/2047	28,834	0.0
62,459	4.500%, 06/01/2047	61,083	0.0
57,251	4.500%, 07/01/2047	56,173	0.0
200,664	4.500%, 07/01/2047	196,281	0.0
14,943	4.500%, 08/01/2047	14,610	0.0
5,569,259	4.500%, 12/01/2054	5,341,376	0.6
776	5.000%, 08/01/2027	775	0.0
1,553	5.000%, 04/01/2028	1,554	0.0
3,480,991	5.000%, 05/01/2042	3,512,334	0.4
487,488	5.000%, 09/01/2052	483,027	0.1
5,000,000 (5)	5.000%, 07/01/2056	4,913,681	0.6
385	5.500%, 12/01/2027	387	0.0
1,482	5.500%, 04/01/2028	1,488	0.0
822	5.500%, 08/01/2028	826	0.0
1,393	5.500%, 01/01/2029	1,400	0.0
16,380	5.500%, 10/01/2029	16,500	0.0
8,723	5.500%, 04/01/2033	8,775	0.0
8,608	5.500%, 10/01/2033	8,647	0.0
311	5.500%, 11/01/2033	312	0.0
1,543	5.500%, 11/01/2033	1,550	0.0
2,024	5.500%, 11/01/2033	2,036	0.0
2,837	5.500%, 11/01/2033	2,849	0.0
369	5.500%, 12/01/2033	371	0.0
7,524	5.500%, 12/01/2033	7,558	0.0
18,645	5.500%, 12/01/2033	18,756	0.0
41,486	5.500%, 12/01/2033	41,673	0.0
98,112	5.500%, 12/01/2033	98,554	0.0
100	5.500%, 01/01/2034	101	0.0
2,315	5.500%, 01/01/2034	2,325	0.0
5,705	5.500%, 01/01/2034	5,731	0.0
10,010	5.500%, 01/01/2034	10,054	0.0
45,465	5.500%, 01/01/2034	45,723	0.0
1,921	5.500%, 06/01/2034	1,930	0.0
3,148	5.500%, 11/01/2034	3,236	0.0
16,720	5.500%, 11/01/2034	16,929	0.0
351	5.500%, 12/01/2034	355	0.0
4,926	5.500%, 01/01/2035	4,983	0.0
10,709	5.500%, 01/01/2035	10,775	0.0
16,041	5.500%, 01/01/2035	16,114	0.0
4,730	5.500%, 02/01/2035	4,831	0.0
2,653	5.500%, 07/01/2035	2,665	0.0
272,126	5.500%, 08/01/2035	274,027	0.0
1,282	5.500%, 10/01/2035	1,339	0.0
226	5.500%, 11/01/2035	230	0.0
20,752	5.500%, 11/01/2035	21,284	0.0
282	5.500%, 12/01/2035	290	0.0
301	5.500%, 12/01/2035	305	0.0
5,511	5.500%, 12/01/2035	5,674	0.0
34,296	5.500%, 12/01/2035	35,220	0.0
3,079	5.500%, 01/01/2036	3,161	0.0
28,656	5.500%, 01/01/2036	29,499	0.0
322	5.500%, 02/01/2036	325	0.0
4,290	5.500%, 04/01/2036	4,417	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
223	5.500%, 08/01/2036	$229	0.0
16,497	5.500%, 09/01/2036	16,708	0.0
25,282	5.500%, 09/01/2036	25,665	0.0
427	5.500%, 12/01/2036	440	0.0
759	5.500%, 12/01/2036	781	0.0
47,404	5.500%, 12/01/2036	48,799	0.0
52,378	5.500%, 12/01/2036	53,921	0.0
4,716	5.500%, 01/01/2037	4,810	0.0
22,317	5.500%, 01/01/2037	22,975	0.0
40,663	5.500%, 02/01/2037	41,860	0.0
98,388	5.500%, 03/01/2037	100,533	0.0
5,088	5.500%, 04/01/2037	5,166	0.0
360	5.500%, 05/01/2037	370	0.0
1,058	5.500%, 05/01/2037	1,080	0.0
5,092	5.500%, 05/01/2037	5,170	0.0
8,313	5.500%, 05/01/2037	8,537	0.0
8,295	5.500%, 06/01/2037	8,527	0.0
24,469	5.500%, 06/01/2037	25,128	0.0
12,097	5.500%, 07/01/2037	12,359	0.0
5,522	5.500%, 08/01/2037	5,592	0.0
14,991	5.500%, 08/01/2037	15,432	0.0
19,280	5.500%, 08/01/2037	19,834	0.0
43,658	5.500%, 09/01/2037	44,944	0.0
208	5.500%, 11/01/2037	213	0.0
155,105	5.500%, 01/01/2038	159,565	0.0
309	5.500%, 02/01/2038	317	0.0
486	5.500%, 02/01/2038	499	0.0
3,120	5.500%, 03/01/2038	3,186	0.0
139,363	5.500%, 03/01/2038	142,973	0.0
205	5.500%, 04/01/2038	209	0.0
6,969	5.500%, 04/01/2038	7,106	0.0
24,029	5.500%, 04/01/2038	24,635	0.0
1,162	5.500%, 05/01/2038	1,194	0.0
3,761	5.500%, 05/01/2038	3,864	0.0
43,791	5.500%, 05/01/2038	44,573	0.0
8,625	5.500%, 06/01/2038	8,824	0.0
33,080	5.500%, 06/01/2038	34,043	0.0
159	5.500%, 07/01/2038	163	0.0
16,864	5.500%, 07/01/2038	17,307	0.0
18,968	5.500%, 07/01/2038	19,446	0.0
19,613	5.500%, 07/01/2038	20,191	0.0
3,917	5.500%, 08/01/2038	4,033	0.0
9,685	5.500%, 08/01/2038	9,929	0.0
30,305	5.500%, 08/01/2038	31,068	0.0
21,318	5.500%, 11/01/2038	21,992	0.0
72,530	5.500%, 11/01/2038	74,486	0.0
96	5.500%, 12/01/2038	98	0.0
14,127	5.500%, 12/01/2038	14,543	0.0
21,209	5.500%, 01/01/2039	21,834	0.0
39,186	5.500%, 01/01/2039	40,341	0.0
133,372	5.500%, 01/01/2039	137,255	0.0
8,426	5.500%, 03/01/2039	8,656	0.0
66,387	5.500%, 06/01/2039	68,296	0.0
123,280	5.500%, 06/01/2039	126,912	0.0
6,916	5.500%, 07/01/2041	7,090	0.0
128,242	5.500%, 09/01/2041	131,531	0.0
4,563,556	5.500%, 02/01/2054	4,599,993	0.5
15,452	6.000%, 11/01/2028	15,814	0.0
128	6.000%, 04/01/2031	131	0.0

See Accompanying Notes to Financial Statements

66

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
132	6.000%, 01/01/2032	$135	0.0
189	6.000%, 11/01/2032	194	0.0
343	6.000%, 11/01/2032	351	0.0
15,872	6.000%, 01/01/2033	16,252	0.0
1,356	6.000%, 09/01/2033	1,389	0.0
255	6.000%, 01/01/2034	261	0.0
7,253	6.000%, 06/01/2035	7,427	0.0
1,604	6.000%, 07/01/2035	1,642	0.0
3,614	6.000%, 07/01/2035	3,711	0.0
4,269	6.000%, 07/01/2035	4,430	0.0
4,563	6.000%, 07/01/2035	4,686	0.0
281	6.000%, 10/01/2035	289	0.0
301	6.000%, 10/01/2035	308	0.0
18,468	6.000%, 11/01/2035	18,911	0.0
1,743	6.000%, 12/01/2035	1,800	0.0
17,406	6.000%, 12/01/2035	17,841	0.0
2,665	6.000%, 01/01/2036	2,729	0.0
10,567	6.000%, 02/01/2036	11,091	0.0
21,198	6.000%, 02/01/2036	22,249	0.0
4,769	6.000%, 03/01/2036	4,946	0.0
13,021	6.000%, 03/01/2036	13,666	0.0
8,830	6.000%, 04/01/2036	9,245	0.0
18,912	6.000%, 04/01/2036	19,800	0.0
3,048	6.000%, 05/01/2036	3,121	0.0
262	6.000%, 06/01/2036	274	0.0
1,456	6.000%, 06/01/2036	1,499	0.0
956	6.000%, 07/01/2036	990	0.0
1,112	6.000%, 07/01/2036	1,147	0.0
6,859	6.000%, 07/01/2036	7,088	0.0
25,080	6.000%, 07/01/2036	26,322	0.0
423	6.000%, 08/01/2036	436	0.0
1,355	6.000%, 08/01/2036	1,422	0.0
8,126	6.000%, 08/01/2036	8,488	0.0
8,588	6.000%, 08/01/2036	9,014	0.0
31,694	6.000%, 08/01/2036	32,665	0.0
62	6.000%, 09/01/2036	65	0.0
5,037	6.000%, 09/01/2036	5,287	0.0
5,118	6.000%, 09/01/2036	5,308	0.0
7,696	6.000%, 09/01/2036	7,914	0.0
9,987	6.000%, 09/01/2036	10,405	0.0
17,921	6.000%, 09/01/2036	18,810	0.0
44,825	6.000%, 09/01/2036	46,292	0.0
1,843	6.000%, 10/01/2036	1,909	0.0
4,102	6.000%, 10/01/2036	4,232	0.0
6,191	6.000%, 10/01/2036	6,498	0.0
15,221	6.000%, 10/01/2036	15,999	0.0
16,480	6.000%, 10/01/2036	17,254	0.0
19,118	6.000%, 10/01/2036	20,017	0.0
5,677	6.000%, 11/01/2036	5,896	0.0
15,300	6.000%, 11/01/2036	16,059	0.0
1,036	6.000%, 12/01/2036	1,061	0.0
1,033	6.000%, 12/01/2036	1,079	0.0
1,446	6.000%, 12/01/2036	1,496	0.0
8,554	6.000%, 12/01/2036	8,834	0.0
15,829	6.000%, 12/01/2036	16,614	0.0
164	6.000%, 01/01/2037	170	0.0
284	6.000%, 01/01/2037	299	0.0
2,964	6.000%, 01/01/2037	3,096	0.0
8,600	6.000%, 01/01/2037	8,835	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
6,185	6.000%, 02/01/2037	$6,419	0.0
6,278	6.000%, 02/01/2037	6,590	0.0
40,303	6.000%, 02/01/2037	42,197	0.0
301	6.000%, 03/01/2037	311	0.0
3,631	6.000%, 03/01/2037	3,811	0.0
4,470	6.000%, 03/01/2037	4,632	0.0
7,083	6.000%, 03/01/2037	7,435	0.0
35,732	6.000%, 03/01/2037	37,301	0.0
533	6.000%, 04/01/2037	551	0.0
603	6.000%, 04/01/2037	626	0.0
766	6.000%, 04/01/2037	804	0.0
1,626	6.000%, 04/01/2037	1,696	0.0
3,409	6.000%, 04/01/2037	3,561	0.0
4,154	6.000%, 04/01/2037	4,308	0.0
6,777	6.000%, 04/01/2037	7,113	0.0
9,968	6.000%, 04/01/2037	10,462	0.0
10,859	6.000%, 04/01/2037	11,279	0.0
17,184	6.000%, 04/01/2037	17,819	0.0
22,112	6.000%, 04/01/2037	22,722	0.0
29,711	6.000%, 04/01/2037	31,253	0.0
49,196	6.000%, 04/01/2037	51,638	0.0
431	6.000%, 05/01/2037	441	0.0
3,933	6.000%, 05/01/2037	4,118	0.0
4,592	6.000%, 05/01/2037	4,742	0.0
5,610	6.000%, 05/01/2037	5,788	0.0
7,503	6.000%, 05/01/2037	7,875	0.0
8,440	6.000%, 05/01/2037	8,740	0.0
8,841	6.000%, 05/01/2037	9,076	0.0
10,762	6.000%, 05/01/2037	11,115	0.0
16,133	6.000%, 05/01/2037	16,892	0.0
32,229	6.000%, 05/01/2037	33,827	0.0
2,343	6.000%, 06/01/2037	2,459	0.0
2,900	6.000%, 06/01/2037	3,044	0.0
3,015	6.000%, 06/01/2037	3,130	0.0
3,993	6.000%, 06/01/2037	4,119	0.0
19,685	6.000%, 06/01/2037	20,255	0.0
25,981	6.000%, 06/01/2037	27,202	0.0
1,874	6.000%, 07/01/2037	1,962	0.0
2,699	6.000%, 07/01/2037	2,846	0.0
2,905	6.000%, 07/01/2037	3,069	0.0
4,376	6.000%, 07/01/2037	4,516	0.0
5,285	6.000%, 07/01/2037	5,485	0.0
10,071	6.000%, 07/01/2037	10,451	0.0
24,031	6.000%, 07/01/2037	25,224	0.0
25,881	6.000%, 07/01/2037	26,861	0.0
1,954	6.000%, 08/01/2037	2,064	0.0
3,114	6.000%, 08/01/2037	3,215	0.0
5,376	6.000%, 08/01/2037	5,628	0.0
7,202	6.000%, 08/01/2037	7,458	0.0
14,059	6.000%, 08/01/2037	14,519	0.0
17,769	6.000%, 08/01/2037	18,378	0.0
25,430	6.000%, 08/01/2037	26,043	0.0
415	6.000%, 09/01/2037	427	0.0
1,032	6.000%, 09/01/2037	1,083	0.0
3,989	6.000%, 09/01/2037	4,118	0.0
6,286	6.000%, 09/01/2037	6,598	0.0
37,581	6.000%, 09/01/2037	39,258	0.0
376	6.000%, 10/01/2037	390	0.0
14,374	6.000%, 10/01/2037	15,088	0.0

See Accompanying Notes to Financial Statements

67

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
461	6.000%, 11/01/2037	$477	0.0
15,432	6.000%, 11/01/2037	16,198	0.0
21,136	6.000%, 11/01/2037	22,185	0.0
695	6.000%, 12/01/2037	727	0.0
13,039	6.000%, 12/01/2037	13,604	0.0
22,238	6.000%, 12/01/2037	22,772	0.0
27,709	6.000%, 12/01/2037	29,084	0.0
13,357	6.000%, 02/01/2038	14,020	0.0
46,754	6.000%, 02/01/2038	48,699	0.0
59,604	6.000%, 02/01/2038	62,563	0.0
488	6.000%, 03/01/2038	509	0.0
3,227	6.000%, 03/01/2038	3,331	0.0
11,618	6.000%, 03/01/2038	12,016	0.0
1,489	6.000%, 05/01/2038	1,563	0.0
35,179	6.000%, 05/01/2038	36,869	0.0
4,823	6.000%, 06/01/2038	5,063	0.0
18,888	6.000%, 07/01/2038	19,826	0.0
32,607	6.000%, 07/01/2038	33,835	0.0
580	6.000%, 08/01/2038	609	0.0
2,702	6.000%, 09/01/2038	2,803	0.0
3,009	6.000%, 09/01/2038	3,159	0.0
9,957	6.000%, 09/01/2038	10,451	0.0
12,123	6.000%, 09/01/2038	12,566	0.0
299	6.000%, 10/01/2038	309	0.0
483	6.000%, 10/01/2038	501	0.0
5,490	6.000%, 10/01/2038	5,763	0.0
6,150	6.000%, 10/01/2038	6,456	0.0
9,687	6.000%, 10/01/2038	10,032	0.0
12,035	6.000%, 10/01/2038	12,632	0.0
339	6.000%, 11/01/2038	355	0.0
924	6.000%, 11/01/2038	956	0.0
38,118	6.000%, 11/01/2038	39,431	0.0
660	6.000%, 12/01/2038	686	0.0
8,941	6.000%, 12/01/2038	9,286	0.0
29,600	6.000%, 12/01/2038	31,069	0.0
588	6.000%, 10/01/2039	618	0.0
7,511	6.000%, 10/01/2039	7,884	0.0
7,226	6.000%, 04/01/2040	7,585	0.0
64,656	6.000%, 09/01/2040	67,262	0.0
75,553	6.000%, 10/01/2040	79,304	0.0
1,236,165	6.000%, 07/01/2054	1,265,416	0.2
1,760,313	6.000%, 09/01/2054	1,801,967	0.2
3,241	6.500%, 01/01/2032	3,357	0.0
2,402	6.500%, 04/01/2032	2,488	0.0
2,099	6.500%, 10/01/2032	2,173	0.0
4,877	6.500%, 10/01/2032	5,069	0.0
2,265	6.500%, 03/01/2038	2,404	0.0
104	7.000%, 12/01/2027	110	0.0
120,528	7.000%, 03/01/2038	127,367	0.0
2,596	7.500%, 09/01/2031	2,669	0.0
		115,827,482	13.0
	Total U.S. Government Agency Obligations (Cost $178,282,187)	168,808,509	18.9

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 17.0%
523,951 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.263%, (TSFR1M + 0.614%), 11/25/2035	$255,704	0.0
756,911	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	493,171	0.1
161,799 (3)(6)	Alternative Loan Trust 2005-J3 2A2, 1.237%, (-1.000*TSFR1M + 4.886%), 05/25/2035	6,779	0.0
1,016,912	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	467,835	0.1
1,392,685 (3)	Alternative Loan Trust 2007-23CB A3, 4.263%, (TSFR1M + 0.614%), 09/25/2037	460,675	0.1
59,865	Banc of America Funding Trust 2007-8 4A1, 6.000%, 08/25/2037	48,406	0.0
195,852 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.819%, 01/25/2036	187,082	0.0
97,557 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.044%, 05/25/2035	94,166	0.0
626,417 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.231%, 11/25/2036	331,059	0.0
758,192 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.394%, 11/25/2036	376,180	0.1
541 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.504%, 02/25/2036	486	0.0
46,873 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.750%, 01/26/2036	32,720	0.0
814,729 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	809,705	0.1
8,551 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.197%, 12/25/2035	8,386	0.0
2,128 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 4.959%, 02/20/2035	2,125	0.0
8,617 (3)	CHL Mortgage Pass-Through Trust 2005-2 2A3, 4.443%, (TSFR1M + 0.794%), 03/25/2035	8,492	0.0
340,642	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	317,395	0.0

See Accompanying Notes to Financial Statements

68

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,428 (3)	Citigroup Mortgage Loan Trust 2005-3 2A2A, 5.329%, 08/25/2035	$9,997	0.0
421,474	Citigroup Mortgage Loan Trust 2005-8 3A1, 5.500%, 09/25/2035	427,540	0.1
474,850 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.445%, 09/25/2037	457,181	0.1
194,780 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	192,766	0.0
130,966	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	118,976	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 7.392%, (SOFR30A + 3.764%), 02/25/2040	812,246	0.1
3,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 6.778%, (SOFR30A + 3.150%), 12/25/2041	3,629,108	0.4
65,920 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 4.815%, 07/19/2044	64,837	0.0
210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1B1, 6.992%, (SOFR30A + 3.364%), 01/25/2040	212,425	0.0
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 6.728%, (SOFR30A + 3.100%), 10/25/2041	1,509,973	0.2
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 6.378%, (SOFR30A + 2.750%), 12/25/2041	1,509,242	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 9.228%, (SOFR30A + 5.600%), 07/25/2042	1,044,901	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 8.978%, (SOFR30A + 5.350%), 05/25/2043	2,145,204	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 6.878%, (SOFR30A + 3.250%), 09/25/2043	$720,192	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 5.678%, (SOFR30A + 2.050%), 09/25/2044	2,009,121	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 5.578%, (SOFR30A + 1.950%), 02/25/2045	501,653	0.1
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 5.878%, (SOFR30A + 2.250%), 03/25/2045	1,011,804	0.1
1,676,440 (6)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	305,667	0.0
145,662 (6)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	24,817	0.0
140,887 (6)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	21,335	0.0
1,184,700 (6)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	174,345	0.0
33,267	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	33,665	0.0
620 (3)	Fannie Mae REMIC Trust 2002-21 FC, 4.642%, (SOFR30A + 1.014%), 04/25/2032	622	0.0
264,143 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	36,254	0.0
6,132 (3)	Fannie Mae REMIC Trust 2004-11 A, 3.847%, (SOFR30A + 0.234%), 03/25/2034	6,124	0.0
126,118	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	128,484	0.0
1,040,669 (3)(6)	Fannie Mae REMIC Trust 2005-66 SY, 2.958%, (-1.000*SOFR30A + 6.586%), 07/25/2035	71,756	0.0
87,619 (3)	Fannie Mae REMIC Trust 2005-74 DK, 9.031%, (-1.000*SOFR30A + 23.542%), 07/25/2035	90,237	0.0

See Accompanying Notes to Financial Statements

69

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,229,233 (3)(6)	Fannie Mae REMIC Trust 2005-92 SC, 2.938%, (-1.000*SOFR30A + 6.566%), 10/25/2035	$78,659	0.0
67,191	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	68,892	0.0
263,257 (3)	Fannie Mae REMIC Trust 2006-104 ES, 14.739%, (-1.000*SOFR30A + 32.878%), 11/25/2036	320,685	0.0
920,873 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 3.008%, (-1.000*SOFR30A + 6.636%), 10/25/2035	47,255	0.0
1,287,884 (3)(6)	Fannie Mae REMIC Trust 2006-120 QD, 0.958%, (-1.000*SOFR30A + 4.586%), 10/25/2036	16,609	0.0
740,643 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 2.998%, (-1.000*SOFR30A + 6.626%), 01/25/2037	58,479	0.0
714,057 (3)(6)	Fannie Mae REMIC Trust 2006-59 XS, 3.458%, (-1.000*SOFR30A + 7.086%), 07/25/2036	48,024	0.0
302 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 2.958%, (-1.000*SOFR30A + 6.586%), 08/25/2026	1	0.0
980,689 (3)(6)	Fannie Mae REMIC Trust 2007-53 SX, 2.358%, (-1.000*SOFR30A + 5.986%), 06/25/2037	68,961	0.0
198,779 (3)	Fannie Mae REMIC Trust 2007-73 A1, 3.913%, (SOFR30A + 0.174%), 07/25/2037	195,253	0.0
115,135 (3)	Fannie Mae REMIC Trust 2008-20 SP, 6.144%, (-1.000*SOFR30A + 15.214%), 03/25/2038	116,201	0.0
635,060	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	631,724	0.1
2,348,466 (3)(6)	Fannie Mae REMIC Trust 2010-102 SB, 2.858%, (-1.000*SOFR30A + 6.486%), 09/25/2040	197,097	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,796,638 (6)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	$525,635	0.1
702,862 (3)(6)	Fannie Mae REMIC Trust 2010-116 SE, 2.858%, (-1.000*SOFR30A + 6.486%), 10/25/2040	50,191	0.0
1,740,860 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 2.328%, (-1.000*SOFR30A + 5.956%), 11/25/2040	94,622	0.0
6,153,993 (3)(6)	Fannie Mae REMIC Trust 2010-139 SA, 2.288%, (-1.000*SOFR30A + 5.916%), 12/25/2040	426,576	0.1
1,242,668 (3)(6)	Fannie Mae REMIC Trust 2010-55 AS, 2.678%, (-1.000*SOFR30A + 6.306%), 06/25/2040	95,880	0.0
2,189,537	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	2,199,698	0.3
95,606	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	96,150	0.0
359,908	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	361,210	0.0
34,149	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	32,046	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	979,199	0.1
562,852 (3)(6)	Fannie Mae REMIC Trust 2011-149 ES, 2.258%, (-1.000*SOFR30A + 5.886%), 07/25/2041	13,420	0.0
359,931 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	35,455	0.0
243,857 (3)(6)	Fannie Mae REMIC Trust 2012-10 US, 2.708%, (-1.000*SOFR30A + 6.336%), 02/25/2042	24,424	0.0
504,198	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	461,270	0.1
3,074,866 (3)(6)	Fannie Mae REMIC Trust 2012-113 SG, 2.358%, (-1.000*SOFR30A + 5.986%), 10/25/2042	276,612	0.0

See Accompanying Notes to Financial Statements

70

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,165,679 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 2.408%, (-1.000*SOFR30A + 6.036%), 11/25/2042	$206,277	0.0
414,474 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	17,703	0.0
985,454 (3)	Fannie Mae REMIC Trust 2012-131 BS, 0.952%, (-1.000*SOFR30A + 5.263%), 12/25/2042	621,568	0.1
6,827,829 (3)(6)	Fannie Mae REMIC Trust 2012-134 SF, 2.408%, (-1.000*SOFR30A + 6.036%), 12/25/2042	603,243	0.1
3,509,070 (3)(6)	Fannie Mae REMIC Trust 2012-137 SN, 2.358%, (-1.000*SOFR30A + 5.986%), 12/25/2042	299,402	0.0
5,605,046 (3)(6)	Fannie Mae REMIC Trust 2012-19 S, 2.208%, (-1.000*SOFR30A + 5.836%), 03/25/2042	441,691	0.1
2,355,939 (3)(6)	Fannie Mae REMIC Trust 2012-30 TS, 2.708%, (-1.000*SOFR30A + 6.336%), 04/25/2042	225,888	0.0
412,398 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	49,728	0.0
2,353,928 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 2.458%, (-1.000*SOFR30A + 6.086%), 06/25/2033	119,065	0.0
3,127,691 (3)(6)	Fannie Mae REMIC Trust 2013-9 DS, 2.408%, (-1.000*SOFR30A + 6.036%), 02/25/2043	278,470	0.0
4,240,563 (3)(6)	Fannie Mae REMIC Trust 2013-9 SA, 2.408%, (-1.000*SOFR30A + 6.036%), 03/25/2042	170,643	0.0
6,948,032 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,281,560	0.2
7,696,570 (6)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	952,415	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,670,301 (3)(6)	Fannie Mae REMIC Trust 2016-54 SD, 2.258%, (-1.000*SOFR30A + 5.886%), 08/25/2046	$264,745	0.0
4,104,996 (3)(6)	Fannie Mae REMIC Trust 2016-62 SC, 2.258%, (-1.000*SOFR30A + 5.886%), 09/25/2046	396,821	0.1
8,439,097 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 2.308%, (-1.000*SOFR30A + 5.936%), 11/25/2046	592,704	0.1
2,791,415 (3)(6)	Fannie Mae REMIC Trust 2016-93 SL, 2.908%, (-1.000*SOFR30A + 6.536%), 12/25/2046	163,481	0.0
5,205,116 (6)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	993,723	0.1
776,657	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	693,894	0.1
2,715,359	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,577,652	0.3
145,250	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	129,305	0.0
2,016,547 (3)(6)	Fannie Mae REMIC Trust 2018-43 SE, 2.508%, (-1.000*SOFR30A + 6.136%), 09/25/2038	137,403	0.0
374,783	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	334,861	0.0
3,636,854 (3)(6)	Fannie Mae REMIC Trust 2019-18 SA, 2.308%, (-1.000*SOFR30A + 5.936%), 05/25/2049	259,026	0.0
3,430,260 (3)(6)	Fannie Mae REMIC Trust 2019-25 PS, 2.308%, (-1.000*SOFR30A + 5.936%), 06/25/2049	335,051	0.0
10,069,485 (3)(6)	Fannie Mae REMIC Trust 2019-33 PS, 2.308%, (-1.000*SOFR30A + 5.936%), 07/25/2049	956,656	0.1
9,140,324 (6)	Fannie Mae REMIC Trust 2020-68 GI, 4.000%, 10/25/2050	1,870,872	0.2
8,372,390 (6)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,356,734	0.2

See Accompanying Notes to Financial Statements

71

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,332,805 (3)(6)	Fannie Mae REMIC Trust 2020-94 SC, 2.208%, (-1.000*SOFR30A + 5.836%), 07/25/2050	$751,884	0.1
12,114,237 (6)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,103,406	0.2
12,381,593 (6)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	2,884,895	0.3
6,313,170 (6)	Fannie Mae REMIC Trust 2021-72 QI, 4.500%, 02/25/2043	1,217,655	0.1
12,911,723 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	2,730,050	0.3
4,061,168	Fannie Mae REMIC Trust 2024-22 MZ, 5.500%, 05/25/2054	4,063,895	0.5
94,314 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.336%, 03/25/2035	51,730	0.0
45,269 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 5.159%, 02/25/2036	43,946	0.0
15,249 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 5.737%, 08/25/2035	9,885	0.0
1,487,700 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.908%, 03/25/2048	1,362,686	0.2
22,323	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	22,428	0.0
32,832	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	33,177	0.0
18,011 (3)	Freddie Mac REMIC Trust 2411 FJ, 4.057%, (SOFR30A + 0.464%), 12/15/2029	17,988	0.0
14,322	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	14,478	0.0
24,237	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	24,795	0.0
69,185 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	9,104	0.0
1,414,533 (3)(6)	Freddie Mac REMIC Trust 2815 GS, 2.293%, (-1.000*SOFR30A + 5.886%), 03/15/2034	72,648	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
307,804	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	$309,346	0.0
237,562	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	238,744	0.0
1,616,067 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 3.023%, (-1.000*SOFR30A + 6.616%), 10/15/2035	103,650	0.0
91,099 (3)	Freddie Mac REMIC Trust 3065 DC, 8.738%, (-1.000*SOFR30A + 19.517%), 03/15/2035	94,611	0.0
95,092 (3)(6)	Freddie Mac REMIC Trust 3102 IS, 10.973%, (-1.000*SOFR30A + 24.147%), 01/15/2036	19,747	0.0
690,204 (3)(6)	Freddie Mac REMIC Trust 3170 SA, 2.893%, (-1.000*SOFR30A + 6.486%), 09/15/2033	40,563	0.0
166,834 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 2.778%, (-1.000*SOFR30A + 6.371%), 06/15/2036	10,234	0.0
2,847,737 (3)(6)	Freddie Mac REMIC Trust 3284 CI, 2.413%, (-1.000*SOFR30A + 6.006%), 03/15/2037	202,085	0.0
1,223,502 (3)(6)	Freddie Mac REMIC Trust 3311 IC, 2.703%, (-1.000*SOFR30A + 6.296%), 05/15/2037	95,788	0.0
2,591,016 (3)(6)	Freddie Mac REMIC Trust 3510 IC, 2.373%, (-1.000*SOFR30A + 5.966%), 08/15/2037	182,300	0.0
94,117 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.581%, 03/15/2033	94,632	0.0
14,432 (3)	Freddie Mac REMIC Trust 3556 NT, 6.807%, (SOFR30A + 3.214%), 03/15/2038	14,933	0.0
1,639,792 (3)(6)	Freddie Mac REMIC Trust 3575 ST, 2.893%, (-1.000*SOFR30A + 6.486%), 04/15/2039	151,469	0.0
2,378,196 (3)(6)	Freddie Mac REMIC Trust 3589 SB, 2.493%, (-1.000*SOFR30A + 6.086%), 10/15/2039	188,315	0.0

See Accompanying Notes to Financial Statements

72

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
153,628 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	$14,953	0.0
4,051,325 (3)(6)	Freddie Mac REMIC Trust 3702 SB, 0.793%, (-1.000*SOFR30A + 4.386%), 08/15/2040	92,611	0.0
472,719	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	454,659	0.1
1,335,869 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 2.843%, (-1.000*SOFR30A + 6.436%), 05/15/2041	127,271	0.0
695,214	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	683,546	0.1
67,122 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 2.343%, (-1.000*SOFR30A + 5.936%), 07/15/2040	536	0.0
122,200 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 2.343%, (-1.000*SOFR30A + 5.936%), 01/15/2041	526	0.0
4,347,332 (3)(6)	Freddie Mac REMIC Trust 3951 SN, 2.843%, (-1.000*SOFR30A + 6.436%), 11/15/2041	408,360	0.1
221,488	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	219,400	0.0
2,445,930 (3)(6)	Freddie Mac REMIC Trust 4059 SP, 2.843%, (-1.000*SOFR30A + 6.436%), 06/15/2042	245,281	0.0
2,382,819 (3)(6)	Freddie Mac REMIC Trust 4102 MS, 2.893%, (-1.000*SOFR30A + 6.486%), 09/15/2042	269,310	0.0
5,620,240 (3)(6)	Freddie Mac REMIC Trust 4139 CS, 2.443%, (-1.000*SOFR30A + 6.036%), 12/15/2042	517,618	0.1
3,263,339 (6)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	506,039	0.1
309,755 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	44,958	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,662,209 (3)(6)	Freddie Mac REMIC Trust 4313 SD, 2.443%, (-1.000*SOFR30A + 6.036%), 03/15/2044	$182,172	0.0
4,422,631 (3)(6)	Freddie Mac REMIC Trust 4313 SE, 2.443%, (-1.000*SOFR30A + 6.036%), 03/15/2044	340,719	0.0
384,940 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	43,412	0.0
403,805 (3)(6)	Freddie Mac REMIC Trust 4346 ST, 2.493%, (-1.000*SOFR30A + 6.086%), 07/15/2039	4,946	0.0
1,455,729 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 2.393%, (-1.000*SOFR30A + 5.986%), 09/15/2044	120,846	0.0
2,934,569 (6)	Freddie Mac REMIC Trust 4456 IO, 4.500%, 10/15/2044	593,919	0.1
1,293,689 (6)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	184,059	0.0
4,765,990 (3)(6)	Freddie Mac REMIC Trust 4675 KS, 2.293%, (-1.000*SOFR30A + 5.886%), 04/15/2047	447,682	0.1
2,948,132 (6)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	579,973	0.1
1,930,251	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,560,579	0.2
1,573,775	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,378,899	0.2
564,322	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	535,722	0.1
3,844,452 (3)(6)	Freddie Mac REMIC Trust 4845 S, 2.993%, (-1.000*SOFR30A + 6.586%), 12/15/2048	320,813	0.0
3,852,917 (3)(6)	Freddie Mac REMIC Trust 4892 ES, 2.408%, (-1.000*SOFR30A + 6.036%), 07/25/2045	362,911	0.0
10,048,785 (3)(6)	Freddie Mac REMIC Trust 4901 BS, 2.358%, (-1.000*SOFR30A + 5.986%), 07/25/2049	730,924	0.1

See Accompanying Notes to Financial Statements

73

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,622,489 (6)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	$619,424	0.1
8,900,072 (3)(6)	Freddie Mac REMIC Trust 4995 SB, 2.358%, (-1.000*SOFR30A + 5.986%), 07/25/2050	944,398	0.1
3,148,089 (6)	Freddie Mac REMIC Trust 5015 EI, 4.500%,09/25/2050	706,845	0.1
11,519,950 (6)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,186,050	0.1
9,779,660 (6)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	1,752,920	0.2
6,819,592	Freddie Mac REMIC Trust 5387 ZQ, 5.500%, 03/25/2054	6,808,403	0.8
3,179,819	Freddie Mac REMIC Trust 5537 Z, 5.000%, 05/25/2055	3,026,080	0.3
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 7.278%, (SOFR30A + 3.650%), 11/25/2041	1,009,752	0.1
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 8.978%, (SOFR30A + 5.350%), 08/25/2042	1,466,562	0.2
2,609,193 (6)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	372,877	0.0
6,006,570 (3)(6)	Freddie Mac Strips 268 S5, 2.293%, (-1.000*SOFR30A + 5.886%), 08/15/2042	528,335	0.1
3,711,294 (3)(6)	Freddie Mac Strips 311 S1, 2.243%, (-1.000*SOFR30A + 5.836%), 08/15/2043	346,344	0.0
218,518 (3)(6)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	42,511	0.0
6,167,329 (3)(6)	Freddie Mac Strips 347 C29, 3.002%, 01/15/2044	828,858	0.1
5,192,645 (3)(6)	Freddie Mac Strips 347 C30, 3.480%, 02/15/2044	802,790	0.1
1,953,047 (3)(6)	Freddie Mac Strips 347 C31, 4.063%, 02/15/2044	332,303	0.0
2,755,182 (6)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	101,377	0.0
2,081,162 (6)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	111,033	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,385,405 (6)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	$141,719	0.0
1,950,826 (6)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	90,583	0.0
3,000,273 (6)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	133,254	0.0
2,420,749 (6)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	105,365	0.0
3,002,190 (6)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	161,843	0.0
1,452,087	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,525,246	0.2
996,987 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 4.944%, (12MTA + 1.200%), 10/25/2044	926,566	0.1
159,349 (3)(6)	Ginnie Mae 2005-7 AH, 3.022%, (-1.000*TSFR1M + 6.656%), 02/16/2035	9,607	0.0
3,710,123 (3)(6)	Ginnie Mae 2007-35 KY, 2.702%, (-1.000*TSFR1M + 6.336%), 06/16/2037	296,523	0.0
117,779 (3)	Ginnie Mae 2007-8 SP, 9.878%, (-1.000*TSFR1M + 21.677%), 03/20/2037	131,894	0.0
671,836 (3)(6)	Ginnie Mae 2008-35 SN, 2.646%, (-1.000*TSFR1M + 6.286%), 04/20/2038	39,489	0.0
295,399 (3)(6)	Ginnie Mae 2008-40 PS, 2.752%, (-1.000*TSFR1M + 6.386%), 05/16/2038	13,842	0.0
3,103,927 (3)(6)	Ginnie Mae 2009-106 SU, 2.446%, (-1.000*TSFR1M + 6.086%), 05/20/2037	227,558	0.0
1,047,988 (3)(6)	Ginnie Mae 2009-25 KS, 2.446%, (-1.000*TSFR1M + 6.086%), 04/20/2039	80,281	0.0
539,930	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	544,144	0.1
597,737	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	595,452	0.1
2,276,758	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	2,323,772	0.3
224,019 (6)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	6,060	0.0
421,376 (3)(6)	Ginnie Mae 2010-116 NS, 2.902%, (-1.000*TSFR1M + 6.536%), 09/16/2040	25,695	0.0

See Accompanying Notes to Financial Statements

74

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,803,064 (3)(6)	Ginnie Mae 2010-116 SK, 2.866%, (-1.000*TSFR1M + 6.506%), 08/20/2040	$123,173	0.0
169,559 (3)(6)	Ginnie Mae 2010-4 SP, 2.752%, (-1.000*TSFR1M + 6.386%), 01/16/2039	1,510	0.0
738,656 (3)(6)	Ginnie Mae 2010-68 MS, 2.096%, (-1.000*TSFR1M + 5.736%), 06/20/2040	57,497	0.0
1,688,185 (6)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	332,307	0.0
1,665,523 (3)(6)	Ginnie Mae 2011-80 KS, 2.916%, (-1.000*TSFR1M + 6.556%), 06/20/2041	156,763	0.0
12,092 (6)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	247	0.0
2,836,564 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	359,543	0.0
3,247,334 (6)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	652,701	0.1
196,822	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	184,916	0.0
253,038	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	228,939	0.0
109,954	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	98,150	0.0
91,603	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	81,415	0.0
2,349,759	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	2,253,372	0.3
2,817,236 (3)(6)	Ginnie Mae 2014-3 SU, 2.296%, (-1.000*TSFR1M + 5.936%), 07/20/2039	203,292	0.0
3,658,885 (3)(6)	Ginnie Mae 2014-55 MS, 2.452%, (-1.000*TSFR1M + 6.086%), 04/16/2044	295,905	0.0
2,384,901 (3)(6)	Ginnie Mae 2014-56 SP, 2.452%, (-1.000*TSFR1M + 6.086%), 12/16/2039	131,235	0.0
2,932,391 (3)(6)	Ginnie Mae 2014-58 CS, 1.852%, (-1.000*TSFR1M + 5.486%), 04/16/2044	131,938	0.0
3,676,884 (6)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	566,408	0.1
1,632,752 (3)(6)	Ginnie Mae 2014-99 S, 1.846%, (-1.000*TSFR1M + 5.486%), 06/20/2044	127,230	0.0
4,013,801 (6)	Ginnie Mae 2015-167 BI, 4.500%, 04/16/2045	735,393	0.1
845,814	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	781,129	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
978,381	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	$890,502	0.1
8,692,960 (3)(6)	Ginnie Mae 2019-22 SA, 1.846%, (-1.000*TSFR1M + 5.486%), 02/20/2045	704,305	0.1
26,229,743 (3)(6)	Ginnie Mae 2020-167 SC, 2.546%, (-1.000*TSFR1M + 6.186%), 11/20/2050	3,468,676	0.4
3,858,675 (3)(6)	Ginnie Mae 2020-7 SE, 2.296%, (-1.000*TSFR1M + 5.936%), 06/20/2049	398,125	0.1
20,404,712 (6)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,435,911	0.4
9,175,323 (6)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	1,052,191	0.1
654,323 (6)	Ginnie Mae 2021-78 MI, 4.500%, 05/20/2051	111,301	0.0
9,260,998 (6)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,380,060	0.2
20,731,354 (3)(6)	Ginnie Mae 2022-45 SP, 2.191%, (-1.000*SOFR30A + 5.800%), 05/20/2050	1,632,796	0.2
4,525,939 (3)(6)	Ginnie Mae 2023-173 SB, 2.041%, (-1.000*SOFR30A + 5.650%), 11/20/2053	306,541	0.0
2,077,724	Ginnie Mae 2024-20 KZ, 6.000%, 02/20/2054	2,076,208	0.2
2,704,127 (6)	Ginnie Mae 2025-105 IO, 5.500%, 05/20/2050	530,562	0.1
66,838,646 (3)(6)	Ginnie Mae 2025-194 SN, 1.891%, (-1.000*SOFR30A + 5.500%), 11/20/2055	3,972,057	0.5
114,887 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	107,408	0.0
581,283 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	588,788	0.1
864	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	866	0.0
25,678 (3)	HarborView Mortgage Loan Trust 2005-2 2A1A, 4.194%, (TSFR1M + 0.554%), 05/19/2035	25,004	0.0
35,274 (3)	HomeBanc Mortgage Trust 2004-1 2A, 4.623%, (TSFR1M + 0.974%), 08/25/2029	34,837	0.0
2,401 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.114%, 02/25/2035	2,345	0.0

See Accompanying Notes to Financial Statements

75

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,281 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 5.809%, 07/25/2035	$19,274	0.0
1,503,121 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.572%, 06/25/2048	1,365,336	0.2
1,594,054 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.485%, 03/25/2051	1,410,745	0.2
379,384 (1)(3)	JP Morgan Mortgage Trust 2026-2 A9B, 5.000%, 07/25/2056	369,098	0.0
6,367,671 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.857%, (-1.000*TSFR1M + 6.506%), 01/25/2037	961,717	0.1
17,389 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 5.302%, 05/25/2033	17,046	0.0
6,072 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 4.263%, (TSFR1M + 0.614%), 11/25/2035	5,880	0.0
7,854 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	7,835	0.0
930,030 (1)(3)	PMT Loan Trust 2025-INV12 A29, 5.500%, 12/25/2056	923,062	0.1
756,773,262 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,941,162	0.6
203,862	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	182,384	0.0
2,035,328 (1)(3)	Radnor RE Ltd. 2021-2 M2, 8.628%, (SOFR30A + 5.000%), 11/25/2031	2,101,360	0.2
454	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	457	0.0
1,131,193	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,094,322	0.1
521,084	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	455,187	0.1
700,567	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	604,727	0.1
560,908	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	483,548	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
561,016	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	$483,183	0.1
702,694	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	610,506	0.1
145,495	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	126,835	0.0
11,723 (3)	Sequoia Mortgage Trust 2003-4 2A1, 4.454%, (TSFR1M + 0.814%), 07/20/2033	11,802	0.0
2,912 (3)	Sequoia Mortgage Trust 2005-4 2A1, 6.255%, 04/20/2035	2,952	0.0
391,457 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.756%, 05/25/2045	340,718	0.0
63,167 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	58,622	0.0
838,944 (1)(3)	Sequoia Mortgage Trust 2026-MED1 A1A, 5.121%, 04/25/2056	828,856	0.1
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	634,841	0.1
311,197 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 4.793%, 04/25/2035	288,654	0.0
17,289 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-17 3A1, 4.343%, 08/25/2035	14,928	0.0
25,497 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 4.254%, (TSFR1M + 0.614%), 07/19/2035	24,863	0.0
75,043 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.711%, 10/25/2046	72,261	0.0
5,478 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR9 1A, 5.144%, (12MTA + 1.400%), 08/25/2042	5,377	0.0
11,891 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A, 4.403%, (TSFR1M + 0.754%), 01/25/2045	11,658	0.0

See Accompanying Notes to Financial Statements

76

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
21,856,182 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 0.020%, 08/25/2045	$28,333	0.0
301,869 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.464%, 10/25/2036	285,569	0.0
280,113 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 3.648%, 10/25/2036	261,246	0.0
497,174 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 3.911%, 12/25/2036	449,376	0.1
155,432 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR7 3A, 4.792%, (12MTA + 1.048%), 07/25/2046	144,002	0.0
476,302 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 4.743%, (TSFR1M + 1.094%), 10/25/2045	462,042	0.1
1,007,091 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 3.963%, (TSFR1M + 0.314%), 12/25/2036	496,822	0.1
103,304	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	90,262	0.0
547,514 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.193%, (TSFR1M + 0.544%), 06/25/2037	489,167	0.1
24,594 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 5.505%, 05/25/2035	25,366	0.0
86,640 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 5.698%, 04/25/2036	86,568	0.0
396,130 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.756%, 08/20/2045	365,667	0.0
	Total Collateralized Mortgage Obligations
	(Cost $174,421,083)	151,386,275	17.0

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: 11.5%
	Automobile Asset-Backed Securities: 0.1%
550,000 (1)	Hertz Vehicle Financing III LLC 2026-1A A, 5.090%, 11/25/2030	$551,296	0.1

	Home Equity Asset-Backed Securities: 0.1%
741,541 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	632,382	0.1
29,478 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 3.454%, (TSFR1M + 0.994%), 08/25/2033	27,400	0.0
150,039 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	149,952	0.0
		809,734	0.1

	Other Asset-Backed Securities: 10.8%
900,000 (1)(3)	720 East CLO VII Ltd. 2025-7A B, 5.225%, (TSFR3M + 1.550%), 04/20/2037	900,644	0.1
690,000 (1)(3)	720 East CLO VII Ltd. 2025-7A C, 5.375%, (TSFR3M + 1.700%), 04/20/2037	684,084	0.1
1,700,000 (1)(3)	Allegany Park CLO Ltd. 2019-1A ARR, 4.775%, (TSFR3M + 1.100%), 01/20/2035	1,700,539	0.2
840,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A B, 5.375%, (TSFR3M + 1.700%), 02/20/2038	843,850	0.1
2,000,000 (1)(3)	Ares LXV CLO Ltd. 2022-65A A1R, 4.787%, (TSFR3M + 1.120%), 07/25/2034	2,000,468	0.2
1,600,000 (1)(3)	Bain Capital Credit CLO Ltd. 2025-4A C, 5.530%, (TSFR3M + 1.850%), 01/17/2039	1,607,986	0.2
1,390,000 (1)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 5.323%, (TSFR3M + 1.650%), 04/15/2038	1,393,457	0.2
2,300,000 (1)(3)	Ballyrock CLO 20 Ltd. 2022-20A A1A3, 4.723%, (TSFR3M + 1.050%), 10/15/2036	2,301,654	0.3
216,325 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 5.598%, 10/25/2036	215,526	0.0

See Accompanying Notes to Financial Statements

77

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,360,000 (1)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.225%, (TSFR3M + 1.550%), 04/20/2038	$1,362,725	0.1
1,860,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.214%, (TSFR3M + 1.550%), 04/22/2038	1,863,833	0.2
1,000,000 (1)(3)	BlueMountain CLO XXX Ltd. 2020-30A CR2, 5.523%, (TSFR3M + 1.850%), 04/15/2035	1,001,134	0.1
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.107%, (TSFR3M + 1.432%), 07/20/2034	3,490,174	0.4
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 5.937%, (TSFR3M + 2.262%), 07/20/2034	3,000,150	0.3
2,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1AR AR2, 5.034%, (TSFR3M + 1.290%), 07/20/2039	2,000,990	0.2
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 6.441%, (TSFR3M + 2.762%), 07/16/2032	1,753,636	0.2
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 4.900%, (TSFR3M + 1.220%), 01/17/2038	3,008,544	0.3
15,609 (3)	Chase Funding Trust Series 2002-4 2A1, 4.503%, (TSFR1M + 0.854%), 10/25/2032	15,539	0.0
58,026 (3)	Chase Funding Trust Series 2003-5 2A2, 4.363%, (TSFR1M + 0.714%), 07/25/2033	58,079	0.0
1,850,000 (1)(3)	CIFC Funding Ltd. 2022-4A AR, 4.770%, (TSFR3M + 1.090%), 07/16/2035	1,851,358	0.2
2,500,000 (1)(3)	CIFC Funding Ltd. 2023-2A AR, 4.802%, (TSFR3M + 1.130%), 01/21/2037	2,502,200	0.3
950,000 (1)	DB Master Finance LLC 2026-1A A2I, 5.200%, 05/20/2056	951,775	0.1
500,000 (1)	Domino's Pizza Master Issuer LLC 2025-1A A2I, 4.930%, 07/25/2055	496,653	0.0
6,750,000 (1)(3)	Dryden 104 CLO Ltd. 2022-104A A1R, 4.932%, (TSFR3M + 1.290%), 08/20/2034	6,754,070	0.8

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,300,000 (1)(3)	Elevation CLO Ltd. 2023-17A BR, 5.325%, (TSFR3M + 1.650%), 10/20/2036	$1,301,550	0.1
1,730,000 (1)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.225%, (TSFR3M + 1.550%), 04/20/2038	1,731,974	0.2
840,000 (1)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.225%, (TSFR3M + 1.550%), 01/20/2038	843,003	0.1
2,500,000 (1)(3)	Galaxy XXII CLO Ltd. 2016-22A AR4, 4.700%, (TSFR3M + 1.020%), 04/16/2034	2,501,598	0.3
86,152 (3)	GSAMP Trust 2007-FM1 A2A, 3.903%, (TSFR1M + 0.254%), 12/25/2036	42,490	0.0
529,274 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	512,425	0.1
1,550,000 (1)(3)	Invesco CLO Ltd. 2021-3A BR, 5.164%, (TSFR3M + 1.500%), 10/22/2034	1,554,030	0.2
3,500,000 (1)(3)	Invesco US CLO Ltd. 2023-1A AR2, 4.774%, (TSFR3M + 1.110%), 04/22/2037	3,493,427	0.4
395,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	399,249	0.0
1,350,000 (1)(3)	KKR Clo 33 Ltd. 33A BR, 5.275%, (TSFR3M + 1.600%), 07/20/2034	1,351,547	0.1
970,000 (1)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.223%, (TSFR3M + 1.550%), 04/15/2038	971,352	0.1
46,744 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 4.323%, (TSFR1M + 0.674%), 10/25/2034	45,822	0.0
1,040,000 (1)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.223%, (TSFR3M + 1.550%), 04/15/2038	1,041,663	0.1
4,600,000 (1)(3)	Magnetite XXXI Ltd. 2021-31A A1R, 4.673%, (TSFR3M + 1.000%), 07/15/2034	4,600,630	0.5
2,500,000 (1)(3)	Market Street CLO Ltd. III 2026-3A A1, 5.010%, (TSFR3M + 1.260%), 07/20/2039	2,501,222	0.3
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.202%, (TSFR1M + 1.564%), 10/16/2036	3,535,851	0.4

See Accompanying Notes to Financial Statements

78

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
229,578 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	$204,146	0.0
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014-17A A1R4, 4.865%, (TSFR3M + 1.220%), 07/22/2040	2,351,163	0.3
3,000,000 (1)(3)	Neuberger Berman Loan Advisers CLO 47 Ltd. 2022-47A AR, 4.759%, (TSFR3M + 1.090%), 04/16/2035	3,001,908	0.3
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 5.075%, (TSFR3M + 1.400%), 07/20/2037	1,451,437	0.2
570,000 (1)(3)	Octagon 58 Ltd. 2022-1A BR, 5.423%, (TSFR3M + 1.750%), 04/15/2038	572,599	0.1
1,050,000 (1)(3)	Octagon Investment Partners 50 Ltd. 2020-4A BR2, 5.223%, (TSFR3M + 1.550%), 01/15/2035	1,050,541	0.1
500,931 (1)(3)	OZLM XV Ltd. 2016-15A A1R3, 4.725%, (TSFR3M + 1.050%), 04/20/2033	501,319	0.1
2,140,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.175%, (TSFR3M + 1.500%), 04/20/2038	2,141,449	0.2
720,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.251%, (TSFR3M + 1.600%), 02/15/2033	715,107	0.1
637,508 (1)	Palmetto Issuer LLC 2025-2A A, 5.980%, 04/30/2061	628,082	0.1
1,053,250 (1)	Planet Fitness Master Issuer LLC 2022-1A A2II, 4.008%, 12/05/2051	986,269	0.1
1,050,000 (1)(3)	Recette Clo Ltd. 2015- 1A BR3, 5.225%, (TSFR3M + 1.550%), 04/20/2034	1,050,687	0.1
645,506 (1)	Sabal Issuer LLC 2026-1A A1, 6.000%, 05/02/2061	635,682	0.1
47,155 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 3.923%, (TSFR1M + 0.274%), 11/25/2036	12,076	0.0
3,300,000 (1)(3)	Sixth Street CLO 32 Ltd. 2026-32A C, 5.613%, (TSFR3M + 1.950%), 04/21/2039	3,312,441	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
847,500 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	$841,086	0.1
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A CR, 5.517%, (TSFR3M + 1.850%), 04/25/2034	2,566,717	0.3
1,441,927 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,393,026	0.2
1,160,000 (1)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.225%, (TSFR3M + 1.550%), 04/20/2038	1,162,358	0.1
550,000 (1)	Trafigura Securitisation Finance PLC 2026-1A A, 5.120%, 12/15/2029	550,197	0.1
894,375 (1)	Triton Container Finance IX LLC 2026-1A A, 5.260%, 05/20/2051	890,716	0.1
20,211	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	20,226	0.0
1,240,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 5.273%, (TSFR3M + 1.600%), 10/15/2034	1,241,574	0.1
750,000 (1)(3)	Wind River CLO Ltd. 2021-2A BR, 5.275%, (TSFR3M + 1.600%), 07/20/2034	750,467	0.1
400,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	404,050	0.0
		96,622,224	10.8

	Student Loan Asset-Backed Securities: 0.5%
227,988 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	196,477	0.0
189,383 (1)	Commonbond Student Loan Trust-GS 2017-BGS B, 3.260%, 09/25/2042	157,199	0.0
162,399 (1)	Commonbond Student Loan Trust-GS 2018-AGS A1, 3.210%, 02/25/2044	154,062	0.0
214,513 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	198,432	0.0
700,000 (1)	Navient Refinance Loan Trust 2026-B A, 5.070%, 06/15/2056	700,641	0.1
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,394,598	0.2

See Accompanying Notes to Financial Statements

79

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities: (continued)
337,767 (1)	SMB Private Education Loan Trust 2024-F A1A, 5.060%, 03/16/2054	$338,052	0.1
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	969,758	0.1
		4,109,219	0.5
	Total Asset-Backed Securities
	(Cost $102,394,105)	102,092,473	11.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.3%
2,000,000 (1)(3)	BAHA Trust 2024-MAR B, 7.069%, 12/10/2041	2,061,713	0.2
10,933,542 (3)(6)	BANK 2019-BN16 XA, 1.089%, 02/15/2052	190,461	0.0
2,500,000 (1)(3)	BDS LLC 2025-FL15 A, 5.039%, (TSFR1M + 1.400%), 03/19/2043	2,508,151	0.3
5,000,000 (1)(3)	BDS LLC 2026-FL17 A, 4.989%, (TSFR1M + 1.350%), 05/19/2043	5,012,821	0.6
17,408,519 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.163%, 03/15/2052	342,589	0.0
1,000,000 (3)	Benchmark Mortgage Trust 2025-V17 C, 6.089%, 09/15/2058	998,126	0.1
1,000,000 (1)(3)	BSPRT Issuer LLC 2025-FL12 A, 5.022%, (TSFR1M + 1.386%), 01/17/2043	1,002,829	0.1
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021-21M E, 5.910%, (TSFR1M + 2.285%), 10/15/2036	2,938,680	0.3
584,987 (1)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 5.267%, (TSFR1M + 1.641%), 05/15/2041	586,531	0.1
1,750,000 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 5.566%, (TSFR1M + 1.941%), 03/15/2041	1,756,008	0.2
2,500,000 (1)(3)	BX Commercial Mortgage Trust 2026-VLT9 A, 5.325%, (TSFR1M + 1.700%), 03/15/2045	2,502,833	0.3
2,250,000 (1)(3)	BXMT Ltd. 2025-FL5 A, 5.276%, (TSFR1M + 1.639%), 10/18/2042	2,256,350	0.3

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
44,727,569 (3)(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.816%, 06/10/2051	$459,064	0.1
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023- SMRT C, 6.048%, 06/12/2040	1,654,043	0.2
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,445,245	0.2
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	748,923	0.1
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	757,130	0.1
500,000 (3)	CSAIL Commercial Mortgage Trust 2018-C14 B, 5.038%, 11/15/2051	470,694	0.1
1,444,700 (1)(3)	Extended Stay America Trust 2025-ESH D, 6.225%, (TSFR1M + 2.600%), 10/15/2042	1,456,969	0.2
1,926,267 (1)(3)	Extended Stay America Trust 2025-ESH E, 6.975%, (TSFR1M + 3.350%), 10/15/2042	1,948,502	0.2
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.225%, (TSFR1M + 2.600%), 12/15/2039	2,016,158	0.2
9,814,011 (1)(3)(6)	Freddie Mac Multifamily ML Certificates US XUS, 1.869%, 07/25/2037	1,087,327	0.1
199,596 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	196,938	0.0
1,000,000 (1)(3)	GSAT Trust 2025-BMF A, 5.125%, (TSFR1M + 1.500%), 07/15/2040	1,001,590	0.1
1,000,000 (1)(3)	GSAT Trust 2025-BMF B, 5.575%, (TSFR1M + 1.950%), 07/15/2040	1,000,195	0.1
3,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 6.475%, (TSFR1M + 2.850%), 03/15/2042	3,006,804	0.3
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024-MOB A, 5.217%, (TSFR1M + 1.592%), 05/15/2041	1,235,064	0.1
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.067%, (TSFR1M + 2.441%), 04/15/2042	1,002,871	0.1

See Accompanying Notes to Financial Statements

80

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(3)	SHR Trust 2024-LXRY A, 5.575%, (TSFR1M + 1.950%), 10/15/2041	$1,002,666	0.1
1,000,000 (1)(3)	STWD LLC 2025-FL4 B, 5.589%, (TSFR1M + 1.950%), 11/19/2042	1,002,187	0.1
1,250,000 (1)(3)	SWCH Commercial Mortgage Trust 2025-DATA B, 5.468%, (TSFR1M + 1.842%), 02/15/2042	1,241,170	0.2
23,815,286 (3)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.594%, 04/15/2054	1,202,449	0.1
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP B, 6.466%, (TSFR1M + 2.841%), 04/15/2038	1,005,742	0.1
	Total Commercial Mortgage-Backed Securities
	(Cost $46,881,454)	47,098,823	5.3

U.S. TREASURY OBLIGATIONS: 3.4%
	United States Treasury Bonds: 0.6%
1,078,600	4.750%, 02/15/2056	1,048,012	0.1
4,006,800	5.000%, 05/15/2046	4,037,164	0.5
		5,085,176	0.6

	United States Treasury Notes: 2.8%
482,000	3.875%, 05/15/2029	478,328	0.1
2,465,900	4.125%, 06/30/2028	2,464,696	0.3
3,957,900	4.125%, 06/15/2029	3,954,344	0.4
10,812,400	4.125%, 06/30/2031	10,774,810	1.2
70,800	4.250%, 05/31/2033	70,546	0.0
1,103,800	4.250%, 06/30/2033	1,099,575	0.1
6,724,500	4.375%, 05/15/2036	6,689,301	0.7
		25,531,600	2.8
	Total U.S. Treasury Obligations
	(Cost $30,549,304)	30,616,776	3.4

BANK LOANS: 2.0%
	Basic Materials: 0.0%
225,000 (8)	Ecovyst Catalyst Technologies LLC, 06/12/2031	224,906	0.0

	Communications: 0.0%
112,500	Cengage Learning, Inc., Tranche B, 6.638%, (TSFR3M+3%), 03/24/2031	111,431	0.0
135,000 (8)	NTI Buyer LLC, 06/12/2033	134,325	0.0
		245,756	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Cyclical: 0.3%
274,313	AI Aqua Merger Sub Inc FKA Osmosis Buyer Limited, Tranche B, 6.119%, (TSFR3M+2.750%), 07/31/2028	$274,445	0.1
95,000	AI Aqua Merger Sub, Inc., Tranche B, 6.119%, (TSFR1M+2.5%), 06/25/2033	95,079	0.0
225,000	American Airlines, Inc., Tranche B, 6.666%, (TSFR3M+3%), 05/31/2033	222,489	0.0
275,000	EG America LLC, Tranche B, 6.916%, (TSFR1M+2.250%), 02/10/2031	276,332	0.1
223,867	Flynn Restaurant Group LP, Tranche B2, 7.394%, (TSFR1M+3.75%), 01/28/2032	221,852	0.0
223,864	Great Outdoors Group LLC, Tranche B3, 6.894%, (TSFR1M+2.250%), 01/23/2032	224,820	0.1
223,861	LC Ahab US Bidco LLC, Tranche B, 6.144%, (TSFR1M+2.250%), 05/01/2031	224,001	0.0
223,858	PCI Gaming Authority, Tranche B, 5.644%, (TSFR1M+2.250%), 07/21/2031	224,198	0.0
163,177	Peer Holding III BV, Tranche B5B, 6.232%, (TSFR3M+2.5%), 07/01/2031	163,738	0.0
55,000 (8)	Peer USA LLC, Tranche B8, 10/14/2032	55,114	0.0
225,000	Raising Canes Restaurants LLC, Tranche B, 5.613%, (TSFR1M+2%), 06/06/2033	224,121	0.0
215,000	TKO Worldwide Holdings LLC, Tranche B5, 5.412%, (TSFR3M+1.750%), 11/21/2031	214,608	0.0
223,864	Windsor Holdings III LLC, Tranche B, 6.394%, (TSFR1M+2.250%), 08/01/2030	224,143	0.0
		2,644,940	0.3

See Accompanying Notes to Financial Statements

81

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: 0.5%
223,875	AlixPartners LLP, Tranche B, 5.644%, (TSFR1M+2.250%), 08/12/2032	$222,696	0.0
224,438	Api Group DE, Inc., Tranche B, 5.394%, (TSFR1M+1.75%), 05/16/2033	224,323	0.0
274,655	Bausch & Lomb Corporation, Tranche B, 7.394%, (TSFR1M+3.75%), 01/15/2031	275,728	0.1
225,000	Bella Holding Co. LLC, 6.894%, (TSFR1M+3.25%), 06/16/2033	223,406	0.0
275,000	Camelot US Acquisition I Co, Tranche B, 6.394%, (TSFR1M+2.250%), 01/31/2031	253,430	0.1
224,825	Cimpress USA, Inc., Tranche B1, 6.144%, (TSFR1M+2.5%), 06/06/2033	225,387	0.0
275,000	Electron Bidco Inc., Tranche B, 6.144%, (TSFR1M+2.250%), 02/07/2033	275,573	0.1
225,000	Ensemble RCM LLC, Tranche B, 6.663%, (TSFR3M+3.000%), 02/09/2033	223,852	0.0
224,862	Fleetcor Technologies, Inc., Tranche B6, 5.394%, (TSFR1M+1.75%), 11/05/2032	224,602	0.0
224,482	Fugue Finance B.V., Tranche B, 5.916%, (TSFR3M+2.250%), 01/09/2032	224,225	0.0
224,942	Garda World Security Corporation, Tranche B, 6.419%, (TSFR3M+2.750%), 02/01/2029	224,942	0.0
222,949	GENMAB A/S, Tranche B, 5.732%, (TSFR3M+2%), 12/13/2032	222,980	0.0
275,000	Hopper Merger Sub, Inc., Tranche B, 5.995%, (TSFR3M+2.25%), 04/07/2033	269,345	0.1

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: (continued)
225,000	McKesson Medical-Surgical Top Holdings, Inc., Tranche B, 5.982%, (TSFR3M+2.25%), 06/09/2032	$225,457	0.0
225,000	Mister Car Wash Holdings Inc., Incremental First Lien Term Loan B, 6.644%, (TSFR1M+3%), 03/27/2031	225,924	0.0
225,000 (9)	Prestige Brands, Inc., Delayed Draw Term Loan, 5.621%, (TSFR1M+2%), 06/13/2033	225,562	0.0
224,432	Prime Security Services Borrower, LLC (aka Protection 1 Security Solutions), 2025 Incremental Term B-2 Loans, 5.369%, (TSFR1M+2.250%), 03/07/2032	221,398	0.0
274,313	Primo Brands (BlueTriton Brands/ Nestl Waters NA) Term Loan B 275-15, Tranche B, 6.482%, 03/31/2031	275,841	0.1
224,436	Sazerac Company, Inc., Tranche B, 5.630%, (TSFR1M+2.250%), 07/09/2032	224,374	0.0
		4,489,045	0.5

	Energy: 0.2%
223,861	CPPIB OVM Member U.S. LLC, Tranche B, 5.982%, (TSFR3M+2.250%), 08/20/2031	224,211	0.0
224,438	Deep Blue Operating I LLC, Tranche B, 5.902%, (TSFR3M+2.25%), 10/01/2032	224,999	0.0
224,873	EMG Utica Midstream Term Loan B 400-14, Tranche B, 7.200%, (TSFR3M+3.5%), 04/01/2030	226,279	0.1
226,073	GIP Pilot Acquisition Partners LP, Tranche B, 5.641%, (TSFR3M+2%), 05/19/2032	225,932	0.1

See Accompanying Notes to Financial Statements

82

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Energy: (continued)
225,000	Pelican Pipeline LLC, Tranche B, 6.466%, (TSFR3M+2.75%), 03/25/2033	$225,562	0.0
223,594	Third Coast Infrastructure LLC, Tranche B, 6.894%, (TSFR1M+3.25%), 09/25/2030	224,991	0.0
20,000 (8)	UGI Energy, 02/22/2030	20,000	0.0
225,000	Whitewater Matterhorn Holdings, LLC, Tranche B1, 5.500%, (TSFR3M+1.75%), 06/16/2032	223,664	0.0
		1,595,638	0.2

	Financial: 0.4%
225,000	Acuren Delaware Holdco, Inc., 6.144%, (TSFR1M+2.5%), 07/30/2031	225,469	0.1
224,815	Allspring Buyer LLC, Tranche B, 6.750%, (TSFR3M+3%), 11/01/2030	225,710	0.1
224,438	Asurion First-lien Term Loan B-14 375-09, Tranche B14, 7.413%, (TSFR1M+3.75%), 02/23/2033	212,795	0.0
75,000	BCP VI Summit Holdings LP, Tranche B, 6.370%, (TSFR1M+2.75%), 01/30/2032	75,250	0.0
150,000	BCP VI Summit Holdings LP, Tranche B, 6.370%, (TSFR1M+2.75%), 01/30/2032	150,594	0.0
224,494	Broadstreet Partners, Inc., Tranche B, 6.144%, (TSFR1M+2.5%), 06/16/2031	217,095	0.0
225,000	Citadel Securities LP, Tranche B, 5.661%, (TSFR3M+2%), 06/10/2033	224,781	0.0
224,152	CPI Holdco B, LLC, Tranche B, 5.644%, (TSFR1M+2.250%), 05/19/2031	223,531	0.0
225,000	Cushman & Wakefield US Borrower LLC, Tranche B, 5.894%, (TSFR1M+2.25%), 06/13/2033	224,508	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Financial: (continued)
225,000	Edelman Financial Engines Center LLC, 7.620%, (TSFR1M+4%), 11/28/2031	$225,928	0.1
272,934	Focus Financial Partners LLC, Tranche B8, 6.144%, (TSFR1M+2.250%), 09/15/2031	266,539	0.1
41,250 (8)	Hightower Holding LLC, Delayed Draw Term Loan, 02/03/2032	40,992	0.0
123,750 (8)	Hightower Holding LLC, Tranche B, 02/03/2032	122,977	0.0
60,000	HighTower Holding LLC, Tranche B, 6.408%, (TSFR3M+2.75%), 02/03/2032	59,625	0.0
224,436	Hudson River Trading LLC, Tranche B2, 6.139%, (TSFR1M+2.5%), 03/18/2030	223,191	0.0
225,000	IMC Financing LLC, Tranche B, 6.652%, 06/21/2032	225,375	0.0
225,000 (8)	Jupiter Borrower, Inc., Tranche B, 03/25/2033	225,281	0.0
224,950	Victory Capital Holdings, Inc., 5.482%, (TSFR3M+1.75%), 09/23/2032	224,284	0.0
		3,393,925	0.4

	Industrial: 0.4%
225,000	Asplundh Tree Expert LLC, Tranche B, 5.394%, (TSFR1M+1.75%), 05/31/2033	225,000	0.0
21,176 (8)(9)	Azuria Water Solutions, Inc., Tranche B, Initial Delayed Draw Term Loan, 02/28/2033	21,176	0.0
203,824	Azuria Water Solutions, Inc., Tranche B, 6.416%, (TSFR3M+2.75%), 02/28/2033	203,823	0.0
225,000 (8)	Belden, Inc., Tranche B, 06/11/2033	225,562	0.1
223,932	Chariot Buyer LLC, Tranche B, 6.644%, (TSFR1M+2.250%), 09/08/2032	224,279	0.0

See Accompanying Notes to Financial Statements

83

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
225,000	Construction Partners, Inc., Tranche B, 5.637%, (TSFR1M+2%), 11/03/2031	$225,141	0.1
225,000	Coorstek, Inc., 6.228%, (TSFR3M+2.5%), 10/28/2032	225,516	0.1
225,000	Forgent Power Solutions, Inc., 5.946%, 12/20/2032	225,844	0.0
224,429	Genesee & Wyoming, Inc., Tranche B, 5.482%, (TSFR3M+1.75%), 04/10/2031	223,756	0.0
224,435	GFL Environmental Services, Inc., Tranche B, 6.156%, (TSFR3M+2.5%), 03/03/2032	224,365	0.0
224,438	Graham Packaging Company Inc., Tranche B, 5.894%, (TSFR1M+2.250%), 01/26/2033	224,807	0.0
225,000	Hillenbrand Inc., Tranche B, 3.644%, (TSFR1M+2.250%), 02/10/2033	221,203	0.0
225,000	Madison Iaq LLC, Tranche B, 5.470%, (TSFR6M+1.75%), 05/06/2032	224,633	0.0
199,001	Pro Mach Group, Inc., Tranche B, 6.144%, (TSFR1M+2.5%), 10/18/2032	199,351	0.0
225,000	Tecta America Corp., Tranche B, 6.144%, (TSFR1M+2.5%), 02/18/2032	225,516	0.1
214,463	TK Elevator Midco Gmbh, Term Loan B, 6.480%, (TSFR6M+2.750%), 04/30/2030	215,611	0.0
200,000	TransDigm Term Loan N 250-07, Tranche N, 6.120%, (TSFR1M+2.5%), 02/10/2033	200,205	0.0
224,875	Vertex Aerospace Services Corp., Tranche B, 5.644%, (TSFR1M+2%), 12/06/2030	224,875	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
BANK LOANS: (continued)
	Industrial: (continued)
23,601 (9)	Watlow Electric Manufacturing Co., 2026 Delayed Draw Term Loan, 6.417%, (TSFR3M+2.75%), 06/17/2033	$23,625	0.0
225,000	Watlow Electric Manufacturing Co., Tranche B, 6.417%, (TSFR3M+2.75%), 06/17/2033	225,094	0.0
		4,009,382	0.4

	Technology: 0.1%
225,000	Aragorn Parent Corporation, 7.144%, (TSFR1M+3.5%), 12/16/2030	225,984	0.1
225,000	AthenaHealth Group, Inc., Tranche B, 6.870%, (TSFR1M+3.25%), 02/17/2032	222,891	0.0
		448,875	0.1

	Utilities: 0.1%
225,000	Discovery Energy Holding Corporation, Tranche B, 6.732%, (TSFR3M+3.000%), 05/01/2031	225,633	0.1
225,000 (8)	Pathfinder Power LLC, Tranche B, 06/22/2033	224,930	0.0
		450,563	0.1
	Total Bank Loans
	(Cost $17,535,673)	17,503,030	2.0

MUNICIPAL BONDS: 0.2%
	California: 0.2%
500,000	California State University, 6.434%, 11/01/2030	517,450	0.1
170,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	183,474	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	351,591	0.1
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	315,833	0.0
		1,368,348	0.2
	Total Municipal Bonds
	(Cost $1,270,000)	1,368,348	0.2

See Accompanying Notes to Financial Statements

84

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 1.0%
185,000 (10)	Voya Ultra Short Income ETF	$9,265,725	1.0
	Total Exchange-Traded Funds
	(Cost $9,250,000)	9,265,725	1.0

MUTUAL FUNDS: 8.4%
	Affiliated Investment Companies: 8.4%
5,493,569	Voya VACS Series EMHCD Fund	59,000,927	6.6
1,493,292	Voya VACS Series SC Fund	15,485,443	1.8
		74,486,370	8.4
	Total Mutual Funds
	(Cost $70,593,670)	74,486,370	8.4
	Total Long-Term Investments
	(Cost $858,605,457)	829,436,990	93.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 10.9%
	Commercial Paper: 9.1%
5,775,000 (11)	Agilent Technologies, Inc., 3.980%, 07/07/2026	5,770,598	0.6
7,500,000	Charles Schwab Corp., 3.870%, 09/08/2026	7,444,681	0.8
8,000,000 (11)	Concord Minutemen Capital Company LLC, 3.940%, 08/12/2026	7,963,004	0.9
4,000,000 (11)	Constellation Energy Generation LLC, 4.560%, 07/13/2026	3,993,518	0.4
7,000,000 (11)	Constellation Energy Generation LLC, 4.620%, 07/31/2026	6,972,628	0.8
2,000,000 (11)	Constellation Energy Generation LLC, 4.720%, 10/05/2026	1,975,215	0.2
5,000,000 (11)	eBay, Inc., 4.170%, 09/25/2026	4,950,845	0.6
5,000,000 (11)	Enbridge U S, Inc., 4.030%, 07/16/2026	4,991,193	0.6
3,000,000 (11)	Enbridge U S, Inc., 4.100%, 08/17/2026	2,983,896	0.3
5,000,000 (11)	McCormick & Co., Inc., 3.850%, 07/01/2026	4,999,472	0.6
3,500,000 (11)	Simon Property Group LP, 3.970%, 07/06/2026	3,497,718	0.4
7,050,000 (11)	Simon Property Group LP, 3.990%, 07/10/2026	7,042,295	0.8
4,038,000 (11)	The Charles Schwab Corp., 3.710%, 07/08/2026	4,034,721	0.5
10,000,000 (11)	Virginia Electric and Power Co., 3.880%, 07/20/2026	9,978,804	1.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
4,500,000 (11)	Waste Management, Inc., 3.980%, 07/07/2026	$4,496,570	0.5
	Total Commercial Paper
	(Cost $81,105,021)	81,095,158	9.1

	U.S. Treasury Obligations: 0.5%
2,100,000 (2)(11)	United States Treasury Bill, 3.650%, 08/25/2026	2,088,290	0.2
3,000,000 (2)(11)	United States Treasury Bill, 3.930%, 05/13/2027	2,900,938	0.3
	Total U.S. Treasury Obligations
	(Cost $4,991,736)	4,989,228	0.5

	Repurchase Agreements: 1.1%
1,229,788 (12)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,229,911, collateralized by various U.S. Government Securities, 4.125%, Market Value plus accrued interest $1,254,384, due 03/31/29)	1,229,788	0.2
1,215,612 (12)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,215,734, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,239,924, due 04/07/28-06/20/56)	1,215,612	0.1
1,940,090 (12)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,940,284, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $1,978,892, due 08/15/28-07/01/56)	1,940,090	0.2

See Accompanying Notes to Financial Statements

85

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,789,178 (12)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,789,357, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,824,962, due 12/17/26-05/15/51)	$1,789,178	0.2
1,066,849 (12)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,066,956, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,088,325, due 05/01/31-05/01/56)	1,066,849	0.1
2,212,510 (12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $2,212,738, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,251,570, due 01/15/28-02/15/56)	2,212,510	0.3
	Total Repurchase Agreements
	(Cost $9,454,027)	9,454,027	1.1

	Time Deposits: 0.2%
289,444 (12)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	289,444	0.1
289,444 (12)	DZ Bank AG, 3.610%, 07/01/2026	289,444	0.0
289,444 (12)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	289,444	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
289,444 (12)	Mizuho Bank Ltd., 3.620%, 07/01/2026	$289,444	0.1
289,444 (12)	Royal Bank of Canada, 3.670%, 07/01/2026	289,444	0.0
289,444 (12)	Societe Generale S.A., 3.630%, 07/01/2026	289,444	0.0
289,444 (12)	Toronto-Dominion Bank, 3.630%, 07/01/2026	289,444	0.0
	Total Time Deposits
	(Cost $2,026,108)	2,026,108	0.2

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
193,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560%
	(Cost $193,000)	$193,000	0.0

	Total Short-Term Investments
	(Cost $97,769,892)	97,757,521	10.9
	Total Investments in Securities
	(Cost $956,375,349)	$927,194,511	104.0
	Liabilities in Excess of Other Assets	(36,025,565)	(4.0)
	Net Assets	$891,168,946	100.0

See Accompanying Notes to Financial Statements

86

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a “to be announced” (TBA) security transaction.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(8)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(10)	Investment in affiliate.
(11)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
ECOFC	Enterprise 11th District COFI Replacement Index
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallbacks Term 6M
RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
TSFR6M	6-month CME Term Secured Overnight Financing Rate

Percentage
Sector Diversification	of Net Assets
U.S. Government Agency Obligations	18.9%
Collateralized Mortgage Obligations	17.0
Asset-Backed Securities	11.5
Financial	8.9
Affiliated Investment Companies	8.4
Commercial Mortgage-Backed Securities	5.3
Communications	3.4
U.S. Treasury Obligations	3.4
Consumer, Non-cyclical	3.3
Technology	2.7
Consumer, Cyclical	2.5
Utilities	2.5
Industrial	2.2
Energy	1.6
Exchange-Traded Funds	1.0
Basic Materials	0.3
Government	0.2
Short-Term Investments	10.9
Liabilities in Excess of Other Assets	(4.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

87

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$226,810,661	$—	$226,810,661
U.S. Government Agency Obligations	—	168,808,509	—	168,808,509
Collateralized Mortgage Obligations	—	151,386,275	—	151,386,275
Asset-Backed Securities	—	102,092,473	—	102,092,473
Mutual Funds	74,486,370	—	—	74,486,370
Commercial Mortgage-Backed Securities	—	47,098,823	—	47,098,823
U.S. Treasury Obligations	—	30,616,776	—	30,616,776
Bank Loans	—	17,503,030	—	17,503,030
Exchange-Traded Funds	9,265,725	—	—	9,265,725
Municipal Bonds	—	1,368,348	—	1,368,348
Short-Term Investments	193,000	97,564,521	—	97,757,521
Total Investments, at fair value	$83,945,095	$843,249,416	$—	$927,194,511
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	—	336,308	—	336,308
Centrally Cleared Inflation-Linked Swaps	—	41,520	—	41,520
Centrally Cleared Interest Rate Swaps	—	4,553,129	—	4,553,129
Forward Foreign Currency Contracts	—	645	—	645
Forward Premium Swaptions	—	1,167,424	—	1,167,424
Futures	2,118,833	—	—	2,118,833
Total Assets	$86,063,928	$849,348,442	$—	$935,412,370
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(738,673)	$—	$(738,673)
Centrally Cleared Inflation-Linked Swaps	—	(47,231)	—	(47,231)
Centrally Cleared Interest Rate Swaps	—	(411,066)	—	(411,066)
Forward Premium Swaptions	—	(1,437,723)	—	(1,437,723)
Futures	(219,730)	—	—	(219,730)
OTC interest rate swaps	—	(69,407)	—	(69,407)
OTC total return swaps	—	(1,857,197)	—	(1,857,197)
Written Options	—	(26,325)	—	(26,325)
Total Liabilities	$(219,730)	$(4,587,622)	$—	$(4,807,352)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya Ultra Short Income ETF	$9,285,150	$—	$—	$(19,425)	$9,265,725	$178,449	$—	$—
Voya VACS Series EMHCD Fund	86,243,281	2,366,610	(27,881,038)	(1,727,926)	59,000,927	2,366,332	2,118,959	—
Voya VACS Series HYB Fund	29,770,937	463,448	(29,374,280)	(860,105)	—	574,138	688,340	—

See Accompanying Notes to Financial Statements

88

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2025	at Cost	at Cost	(Depreciation)	6/30/2026	Income	(Losses)	Distributions
Voya VACS Series SC Fund	$56,054,589	$—	$(38,350,905)	$(2,218,241)	$15,485,443	$1,382,729	$1,649,089	$—
	$181,353,957	$2,830,058	$(95,606,223)	$(4,825,697)	$83,752,095	$4,501,648	$4,456,388	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
EUR	77,803	USD	88,417	Standard Chartered Bank	08/14/26	$645
						$645

At June 30, 2026, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	551	09/30/26	$113,579,180	$(118,469)
U.S. Treasury 5-Year Note	536	09/30/26	57,377,125	96,200
U.S. Treasury 10-Year Note	233	09/21/26	25,604,515	174,666
U.S. Treasury Long Bond	107	09/21/26	12,144,500	297,816
U.S. Treasury Ultra Long Bond	412	09/21/26	47,856,375	1,550,151
			$256,561,695	$2,000,364
Short Contracts:
U.S. Treasury Ultra 10-Year Note	(70)	09/21/26	(7,872,812)	(101,261)
			$(7,872,812)	$(101,261)

At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX Emerging Markets, Series 44, Version 1	Buy	(1.000)	12/20/30	USD	41,831,000	$115,848	$(689,879)
CDX North American High Yield Index Series 42, Version 2	Buy	(5.000)	06/20/29	USD	26,730,000	(1,976,559)	(48,794)
						$(1,860,711)	$(738,673)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

89

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

		(Pay)/
		Receive					Unrealized
	Buy/Sell	Financing	Termination	Notional		Fair	Appreciation/
Reference Entity/Obligation	Protection	Rate (%)(2)	Date	Amount(3)		Value(4)	(Depreciation)
CDX North American High Yield Index, Series 46, Version 1	Sell	5.000	06/20/31	USD	23,726,340	$1,915,807	$336,308
						$1,915,807	$336,308

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments received quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2026, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Pay	3-month Australian Bank Bill	Quarterly	4.687%	Quarterly	03/25/28	AUD	33,100,000	$95,033	$95,033
Pay	1-day Overnight Bank of Canada	Semi-Annual	2.781	Semi-Annual	03/20/28	CAD	32,100,000	64,920	64,920
Pay	1-day Euro Short Term Rate	Annual	2.590	Annual	03/26/28	EUR	20,400,000	67,780	67,780
Pay	1-day Secured Overnight Financing Rate	At Termination Date	4.020	At Termination Date	06/22/28	USD	24,426,000	9,365	9,365
Pay	1-day Secured Overnight Financing Rate	At Termination Date	4.050	At Termination Date	06/22/28	USD	24,371,000	16,215	16,215
Pay	1-day Secured Overnight Financing Rate	At Termination Date	2.994	At Termination Date	03/03/28	USD	13,951,000	(140,734)	(140,734)
Pay	1-day Secured Overnight Financing Rate	At Termination Date	3.280	At Termination Date	03/13/29	USD	10,598,000	(53,404)	(53,404)
Pay	1-day Secured Overnight Financing Rate	Annual	4.129	Annual	03/27/36	USD	6,220,000	5,245	5,245
Pay	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	05/29/46	USD	2,007,000	8,483	8,483
Pay	1-day Secured Overnight Financing Rate	Annual	4.241	Annual	05/15/41	USD	1,150,000	13,018	13,018
Pay	1-day Secured Overnight Financing Rate	Annual	4.329	Annual	05/15/46	USD	575,000	9,425	9,425
Pay	1-day Secured Overnight Financing Rate	Annual	4.335	Annual	05/15/51	USD	280,000	5,667	5,667
Pay	3-month Johannesburg Interbank	Quarterly	7.270	Quarterly	04/09/31	ZAR	57,424,000	(13,314)	(13,267)
Pay	3-month Johannesburg Interbank	Quarterly	7.605	Quarterly	03/25/31	ZAR	42,095,000	24,815	25,350
Receive	1-day Secured Overnight Financing Rate	At Termination Date	3.457	At Termination Date	02/25/27	USD	72,800,000	239,397	239,397
Receive	1-day Secured Overnight Financing Rate	Monthly	3.389	Monthly	02/04/29	USD	71,800,000	883,648	883,648
Receive	1-day Secured Overnight Financing Rate	Annual	3.299	Annual	02/24/28	USD	62,000,000	712,735	712,735
Receive	1-day Secured Overnight Financing Rate	Annual	3.366	Annual	02/23/31	USD	52,500,000	1,177,948	1,177,948
Receive	1-day Secured Overnight Financing Rate	At Termination Date	4.078	At Termination Date	06/14/28	USD	48,559,000	(42,907)	(42,907)
Receive	1-day Secured Overnight Financing Rate	Annual	3.502	Annual	02/24/33	USD	30,300,000	731,664	731,664
Receive	1-day Secured Overnight Financing Rate	At Termination Date	3.787	At Termination Date	05/15/27	USD	19,000,000	35,447	35,447
Receive	1-day Secured Overnight Financing Rate	Annual	3.823	Annual	05/15/28	USD	13,500,000	43,467	43,467
Receive	1-day Secured Overnight Financing Rate	Annual	3.608	Annual	02/25/36	USD	10,200,000	312,783	312,783
Receive	1-day Secured Overnight Financing Rate	Annual	3.810	Annual	05/15/29	USD	10,000,000	35,239	35,239

See Accompanying Notes to Financial Statements

90

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

		Floating
		Rate Index		Fixed Rate					Unrealized
Pay/Receive		Payment	Fixed	Payment	Maturity	Notional		Fair	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Amount		Value	(Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.837%	Annual	05/15/31	USD	8,500,000	$21,440	$21,440
Receive	1-day Secured Overnight Financing Rate	Annual	4.605	Annual	02/14/46	USD	6,220,000	(27,414)	(27,414)
Receive	1-day Secured Overnight Financing Rate	Annual	4.319	Annual	05/21/37	USD	5,667,840	(130,217)	(130,217)
Receive	1-day Secured Overnight Financing Rate	Annual	3.922	Annual	05/15/33	USD	1,900,000	(357)	(357)
Receive	1-day Secured Overnight Financing Rate	Annual	3.995	Annual	03/02/57	USD	1,374,000	38,860	38,860
Receive	1-day Secured Overnight Financing Rate	Annual	4.054	Annual	05/15/36	USD	600,000	(2,766)	(2,766)
								$4,141,481	$4,142,063

At June 30, 2026, the following OTC interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

		Floating								Upfront
		Rate Index			Fixed Rate					Payments	Unrealized
Pay/Receive		Payment		Fixed	Payment	Maturity	Notional		Fair	Paid/	Appreciation/
Floating Rate	Floating Rate Index	Frequency	Counterparty	Rate	Frequency	Date	Amount		Value	(Received)	(Depreciation)
Pay	1-day Overnight Brazil Interbank Deposit	At Termination Date	Goldman Sachs International	13.680%	At Termination Date	01/02/29	BRL	32,304,304	$(58,800)	$—	$(58,800)
Pay	1-day Overnight Brazil Interbank Deposit	At Termination Date	Goldman Sachs International	14.020%	At Termination Date	01/02/29	BRL	16,475,522	(2,988)	—	(2,988)
Pay	1-day Overnight Brazil Interbank Deposit	At Termination Date	Morgan Stanley Bank NA	13.900%	At Termination Date	01/02/29	BRL	10,207,027	(7,619)	—	(7,619)
									$(69,407)	$—	$(69,407)

At June 30, 2026, the following centrally cleared inflation-linked swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive		Floating Rate		Fixed Rate					Unrealized
Floating	Floating Rate	Index Payment	Fixed	Payment	Maturity			Fair	Appreciation/
Rate	Index	Frequency	Rate	Frequency	Date	Notional Amount		Value	(Depreciation)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.462%	At Termination Date	03/27/31	USD	6,058,000	$(47,231)	$(47,231)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.410	At Termination Date	03/27/36	USD	6,058,000	41,520	41,520
								$(5,711)	$(5,711)

At June 30, 2026, the following OTC total return swaps were outstanding for Voya Intermediate Bond Portfolio:

		Reference	(Pay)/	Floating						Upfront
Pay/Receive		Entity	Receive	Rate						Payments	Unrealized
Total		Payment	Financing	Payment		Termination	Notional		Fair	Paid/	Appreciation/
Return(1)	Reference Entity	Frequency	Rate	Frequency	Counterparty	Date	Amount		Value	(Received)	(Depreciation)
Receive	U.S. Treasury 30- Year Bond	At Termination Date	(Secured Overnight Financing Rate + 0.13%) (Secured overnight Financing	At Termination Date	Goldman Sachs International	07/22/26	USD	25,000,000	$(908,749)	$—	$(908,749)
Receive	U.S. Treasury 20-Year Bond	At Termination Date	Rate + 0.11%)	At Termination Date	Morgan Stanley Bank NA	07/22/26	USD	25,000,000	(948,448)	—	(948,448)
									$(1,857,197)	$—	$(1,857,197)

(1)	The Portfolio will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Portfolio has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Portfolio has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

See Accompanying Notes to Financial Statements

91

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

				(Pay)/
				Receive
			Exercise	Fixed	Payment	Expiration	Notional		Premiums	Fair
Description	Counterparty	Reference Entity	Rate	Rate	Frequency	Date	Amount		Received	Value
Put on 5-year Credit Default Swap	Morgan Stanley Bank NA	CDX North American High Yield, Series 46, Version 2	106.000%	5.000%	Quarterly	08/19/26	USD	8,878,000	$61,525	$(26,314)
									$61,525	$(26,314)

At June 30, 2026, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

		Pay/Receive
		Exercise	Exercise	Floating Rate	Expiration	Notional		Premiums
Description	Counterparty	Rate	Rate	Index	Date	Amount		Received	Fair Value
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley Bank NA	Receive	4.500%	1 day GBP-SONIA-OIS Compound	07/14/26	GBP	31,443,000	$39,025	$(11)
								$39,025	$(11)

At June 30, 2026, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	3.820%	Receive	1-day Secured Overnight Financing Rate	02/23/28	USD	4,548,000	$(166,173)	$(54,641)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	4.020%	Receive	1-day Secured Overnight Financing Rate	04/29/27	USD	4,608,000	(121,478)	(18,084)
Call on 10-Year Interest Rate Swap	Deutsche Bank AG	4.010%	Receive	1-day Secured Overnight Financing Rate	04/29/27	USD	4,608,000	(121,536)	(20,036)
Call on 10-Year Interest Rate Swap	Morgan Stanley Bank NA	3.411%	Receive	1-day Secured Overnight Financing Rate	05/06/31	EUR	4,695,600	(242,058)	20,277
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products, Inc.	3.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	9,952,000	(398,080)	11,309
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	226,698
Call on 5-Year Interest Rate Swap	UBS AG	3.780%	Receive	1-day Secured Overnight Financing Rate	03/20/28	USD	4,976,000	(124,400)	(12,580)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	4.020%	Pay	1-day Secured Overnight Financing Rate	04/29/27	USD	4,608,000	(121,478)	(14,907)
Put on 10-Year Interest Rate Swap	Deutsche Bank AG	4.010%	Pay	1-day Secured Overnight Financing Rate	04/29/27	USD	4,608,000	(121,536)	(13,191)
Put on 10-Year Interest Rate Swap	Morgan Stanley Bank NA	3.411%	Pay	1-day Secured Overnight Financing Rate	05/06/31	EUR	4,695,600	(242,058)	(35,155)
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	157,211
Put on 30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	4.650%	Pay	1-day Secured Overnight Financing Rate	08/30/27	USD	4,988,800	(232,678)	(108,626)
Put on 5-Year Interest Rate Swap	UBS AG	3.780%	Pay	1-day Secured Overnight Financing Rate	03/20/28	USD	4,976,000	(124,400)	(33,337)
								$(9,221,165)	$104,938

At June 30, 2026, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Call on 10-Year Interest Rate Swap	Bank of America N.A.	4.722%	Pay	1-day Secured Overnight Financing Rate	05/27/36	USD	2,712,000	$221,435	$(11,557)
Call on 10-Year Interest Rate Swap	Morgan Stanley Bank NA	3.177%	Pay	1-day Secured Overnight Financing Rate	05/08/28	EUR	4,472,000	148,694	(16,139)
Call on 10-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.655%	Pay	1-day Secured Overnight Financing Rate	06/12/36	USD	2,246,000	181,477	(6,100)

See Accompanying Notes to Financial Statements

92

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Call on 10-Year Interest Rate Swap	The Bank of Montreal	4.700%	Pay	1-day Secured Overnight Financing Rate	05/28/36	USD	2,408,000	$194,687	$(9,802)
Call on 1-Year Interest Rate Swap	BNP Paribas	2.500%	Pay	1-day Secured Overnight Financing Rate	02/22/27	USD	49,760,000	62,200	50,646
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Pay	1-day Secured Overnight Financing Rate	02/11/28	USD	12,440,000	53,554	15,787
Call on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Pay	1-day Secured Overnight Financing Rate	09/23/27	USD	24,944,000	116,488	73,529
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.436%	Pay	1-day Secured Overnight Financing Rate	04/10/28	USD	11,520,000	57,888	19,134
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.205%	Pay	1-day Secured Overnight Financing Rate	02/23/28	USD	19,400,000	86,330	38,389
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Pay	1-day Secured Overnight Financing Rate	12/16/27	USD	12,471,500	57,993	(33,854)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Pay	1-day Secured Overnight Financing Rate	11/22/27	USD	24,944,000	117,237	(97,486)
Call on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Pay	1-day Secured Overnight Financing Rate	06/30/27	USD	12,472,000	47,705	(54,676)
Call on 1-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	3.123%	Pay	1-day Secured Overnight Financing Rate	10/25/27	USD	24,944,000	116,301	(106,406)
Call on 1-Year Interest Rate Swap	UBS AG	3.444%	Pay	1-day Secured Overnight Financing Rate	04/19/27	USD	23,040,000	74,304	42,953
Call on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	1,244,000	140,572	1,312
Call on 30-Year Interest Rate Swap	Deutsche Bank AG	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	5,082,000	116,886	(8,592)
Call on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Pay	1-day Secured Overnight Financing Rate	02/18/31	USD	1,244,000	141,567	1,741
Call on 30-Year Interest Rate Swap	Morgan Stanley Bank NA	4.240%	Pay	1-day Secured Overnight Financing Rate	04/14/31	USD	1,123,000	128,022	(2,433)
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.120%	Pay	1-day Secured Overnight Financing Rate	02/25/31	USD	11,877,500	1,345,127	1,301
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.130%	Pay	1-day Secured Overnight Financing Rate	02/25/31	USD	1,244,000	141,070	1,104
Call on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	3.000%	Pay	1-day Secured Overnight Financing Rate	01/07/30	USD	2,541,000	58,443	(4,296)
Call on 30-Year Interest Rate Swap	Toronto Dominion Bank	4.251%	Pay	1-day Secured Overnight Financing Rate	02/04/27	USD	1,940,000	93,508	36,134
Call on 30-Year Interest Rate Swap	UBS AG	4.256%	Pay	1-day Secured Overnight Financing Rate	02/03/27	USD	1,940,000	93,314	36,755
Put on 10-Year Interest Rate Swap	Bank of America N.A.	4.722%	Receive	1-day Secured Overnight Financing Rate	05/27/36	USD	2,712,000	221,435	17,071
Put on 10-Year Interest Rate Swap	Morgan Stanley Bank NA	3.177%	Receive	1-day Secured Overnight Financing Rate	05/08/28	EUR	4,472,000	148,694	41,452
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.655%	Receive	1-day Secured Overnight Financing Rate	06/12/36	USD	2,246,000	181,477	9,412
Put on 10-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	5.605%	Receive	1-day Secured Overnight Financing Rate	02/12/36	USD	9,952,000	507,552	10,143
Put on 10-Year Interest Rate Swap	The Bank of Montreal	4.700%	Receive	1-day Secured Overnight Financing Rate	05/28/36	USD	2,408,000	194,687	12,748
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.415%	Receive	1-day Secured Overnight Financing Rate	02/11/28	USD	12,440,000	53,554	(32,658)
Put on 1-Year Interest Rate Swap	Deutsche Bank AG	3.160%	Receive	1-day Secured Overnight Financing Rate	09/23/27	USD	24,944,000	116,488	(100,828)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.436%	Receive	1-day Secured Overnight Financing Rate	04/10/28	USD	11,520,000	57,888	(21,645)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.205%	Receive	1-day Secured Overnight Financing Rate	02/23/28	USD	19,400,000	86,330	(74,267)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.343%	Receive	1-day Secured Overnight Financing Rate	12/16/27	USD	12,471,500	57,993	25,703
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.161%	Receive	1-day Secured Overnight Financing Rate	11/22/27	USD	24,944,000	117,237	67,160

See Accompanying Notes to Financial Statements

93

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Pay/					Premium
			Receive					receivable/	Unrealized
		Exercise	Exercise	Floating Rate	Expiration	Notional		(payable)	Appreciation/
Description	Counterparty	Rate(2)	Rate	Index	Date	Amount		at expiration(3)	(Depreciation)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.600%	Receive	1-day Secured Overnight Financing Rate	08/30/27	USD	89,798,400	$255,925	$(260,243)
Put on 1-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	3.254%	Receive	1-day Secured Overnight Financing Rate	06/30/27	USD	12,472,000	47,705	29,809
Put on 1-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	3.123%	Receive	1-day Secured Overnight Financing Rate	10/25/27	USD	24,944,000	116,301	71,541
Put on 1-Year Interest Rate Swap	The Bank of Montreal	4.500%	Receive	1-day Secured Overnight Financing Rate	06/16/27	USD	44,919,000	74,566	(7,558)
Put on 1-Year Interest Rate Swap	UBS AG	3.444%	Receive	1-day Secured Overnight Financing Rate	04/19/27	USD	23,040,000	74,304	(82,427)
Put on 1-Year Interest Rate Swap	UBS AG	3.700%	Receive	1-day Secured Overnight Financing Rate	02/10/27	USD	49,760,000	48,267	(196,199)
Put on 30-Year Interest Rate Swap	BNP Paribas	4.135%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	1,244,000	140,572	8,248
Put on 30-Year Interest Rate Swap	Deutsche Bank AG	5.600%	Receive	1-day Secured Overnight Financing Rate	02/24/31	USD	6,064,000	253,475	4,792
Put on 30-Year Interest Rate Swap	Goldman Sachs International	4.130%	Receive	1-day Secured Overnight Financing Rate	02/18/31	USD	1,244,000	141,567	9,556
Put on 30-Year Interest Rate Swap	Morgan Stanley Bank NA	4.240%	Receive	1-day Secured Overnight Financing Rate	04/14/31	USD	1,123,000	128,022	7,919
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.120%	Receive	1-day Secured Overnight Financing Rate	02/25/31	USD	11,877,500	1,345,127	92,629
Put on 30-Year Interest Rate Swap	Nomura Global Financial Products,Inc.	4.130%	Receive	1-day Secured Overnight Financing Rate	02/25/31	USD	1,244,000	141,070	8,913
Put on 30-Year Interest Rate Swap	Toronto Dominion Bank	4.251%	Receive	1-day Secured Overnight Financing Rate	02/04/27	USD	1,940,000	93,508	8,484
Put on 30-Year Interest Rate Swap	UBS AG	4.256%	Receive	1-day Secured Overnight Financing Rate	02/03/27	USD	1,940,000	93,314	7,564
								$8,491,860	$(375,237)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	EUR	—	EU Euro
BRL	—	Brazilian Real	GBP	—	British Pound
CAD	—	Canadian Dollar	USD	—	United States Dollar
			ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$645
Interest rate contracts	Unrealized appreciation on forward premium swaptions	1,167,424
Interest rate contracts	Variation margin receivable on futures contracts*	2,118,833
Credit contracts	Variation margin receivable on centrally cleared swaps*	336,308
Interest rate contracts	Variation margin receivable on centrally cleared swaps*	4,594,649
Total Asset Derivatives		$8,217,859

See Accompanying Notes to Financial Statements

94

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Liability Derivatives
Interest rate contracts	Unrealized depreciation on forward premium swaptions	$1,437,723
Interest rate contracts	Variation margin payable on futures contracts*	219,730
Credit contracts	Variation margin payable on centrally cleared swaps*	738,673
Interest rate contracts	Variation margin payable on centrally cleared swaps*	458,297
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,926,604
Credit contracts	Written options, at fair value	26,314
Interest rate contracts	Written options, at fair value	11
Total Liability Derivatives		$4,807,352

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$43,297	$—	$—	$(505,836)	$549,511	$86,972
Foreign exchange contracts	—	(2,379,537)	—	—	—	(2,379,537)
Interest rate contracts	(12,435)	—	(6,601,302)	792,468	—	(5,821,269)
Total	$30,862	$(2,379,537)	$(6,601,302)	$286,632	$549,511	$(8,113,834)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Forward
		foreign
Derivatives not accounted for as hedging		currency			Written
instruments	Investments*	contracts	Futures	Swaps	options	Total
Credit contracts	$—	$—	$—	$1,069,951	$(121,282)	$948,669
Foreign exchange contracts	—	1,480,149	—	—	—	1,480,149
Interest rate contracts	(113,076)	—	2,801,085	2,206,743	(591,375)	4,303,377
Total	$(113,076)	$1,480,149	$2,801,085	$3,276,694	$(712,657)	$6,732,195

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

See Accompanying Notes to Financial Statements

95

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

						JPMorgan		Nomura Global
	Bank of	Barclays			Goldman	Chase	Morgan	Financial	Standard
	America N.A.	Bank PLC	BNP Paribas	Deutsche Bank AG	Sachs International	Bank N.A.	Stanley Bank NA	Products, Inc.	Chartered Bank	The Bank of Montreal
Assets:
Forward foreign currency contracts	$—	$—	$—	$—	$—	$—	$—	$—	$645	$—
Forward premium swaptions	$17,071	$383,909	$60,206	$94,108	$11,297	$180,195	$69,648	$206,352	$—	$12,748
Total Assets	$17,071	$383,909	$60,206	$94,108	$11,297	$180,195	$69,648	$206,352	$645	$12,748
Liabilities:
Forward premium swaptions	$11,557	$—	$—	$262,937	$—	$650,797	$53,727	$116,802	$—	$17,360
OTC interest rate swaps	—	—	—	—	61,788	—	7,619	—	—	—
OTC total return swaps	—	—	—	—	908,749	—	948,448	—	—	—
Written options	—	—	—	—	—	—	26,325	—	—	—
Total Liabilities	$11,557	$—	$—	$262,937	$970,537	$650,797	$1,036,119	$116,802	$—	$17,360
Net OTC derivative instruments by counterparty, at fair value	$5,514	$383,909	$60,206	$(168,829)	$(959,240)	$(470,602)	$(966,471)	$89,550	$645	$(4,612)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$810,000	$470,602	$720,000	$—	$—	$—
Net Exposure(1)(2)	$5,514	$383,909	$60,206	$(168,829)	$(149,240)	$—	$(246,471)	$89,550	$645	$(4,612)

	Toronto
	Dominion Bank	UBS AG	Total
Assets:
Forward foreign currency contracts	$—	$—	$645
Forward premium swaptions	44,618	87,272	1,167,424
Total Assets	$44,618	$87,272	$1,168,069
Liabilities:
Forward premium swaptions	$—	$324,543	$1,437,723
OTC interest rate swaps	—	—	69,407
OTC total return swaps	—	—	1,857,197
Written options	—	—	26,325
Total Liabilities	$—	$324,543	$3,390,652
Net OTC derivative instruments by counterparty, at fair value	$44,618	$(237,271)	$(2,222,583)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$2,000,602
Net Exposure(1)(2)	$44,618	$(237,271)	$(221,981)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2026, the Portfolio received $420,000 in cash collateral with Barclays Bank PLC. In addition the Portfolio pledged $810,000 in cash collateral from Goldman Sachs International, $540,000 from JPMorgan Chase Bank N.A. and $720,000 in cash collateral from Morgan Stanley Bank NA. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $964,856,459.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$9,247,436
Gross Unrealized Depreciation	(43,501,074)
Net Unrealized Depreciation	$(34,253,638)

See Accompanying Notes to Financial Statements

96

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.5%
	Communication Services: 3.2%
30,847 (1)	CarGurus, Inc.	$1,051,574	0.5
137,947 (1)	Lumen Technologies, Inc.	1,059,433	0.5
62,403 (1)	Magnite, Inc.	1,184,409	0.5
71,030 (1)	TripAdvisor, Inc.	973,822	0.4
77,543 (1)	Uniti Group, Inc.	889,418	0.4
34,425 (1)	Yelp, Inc.	844,101	0.4
273,259 (1)	ZipRecruiter, Inc. - Class A	1,024,721	0.5
		7,027,478	3.2
	Consumer Discretionary: 4.9%
40,531 (2)	Ermenegildo Zegna NV	527,713	0.2
24,621	Garrett Motion, Inc.	892,019	0.4
179,583	Kohl's Corp.	3,182,211	1.4
8,029	Monarch Casino & Resort, Inc.	1,056,697	0.5
22,561	Red Rock Resorts, Inc. - Class A	1,467,819	0.7
83,317 (1)	Sonos, Inc.	1,127,279	0.5
187,441	Super Group SGHC Ltd.	2,539,825	1.2
		10,793,563	4.9
	Consumer Staples: 1.1%
8,603	Coca-Cola Consolidated, Inc.	1,642,485	0.8
48,908	Dole PLC	671,017	0.3
		2,313,502	1.1
	Energy: 2.0%
208,664 (1)	Clean Energy Fuels Corp.	427,761	0.2
53,165	DHT Holdings, Inc.	878,817	0.4
44,035	Excelerate Energy, Inc. - Class A	1,672,890	0.8
90,460	HighPeak Energy, Inc.	632,315	0.3
57,051 (1)	TETRA Technologies, Inc.	646,388	0.3
		4,258,171	2.0
	Financials: 16.2%
28,784	Arrow Financial Corp.	1,179,856	0.5
43,528	Banc of California, Inc.	889,277	0.4
53,950	BCB Bancorp, Inc.	578,344	0.3
159,545	BGC Group, Inc. - Class A	1,705,536	0.8
13,101	Cathay General Bancorp	812,131	0.4
41,173	ConnectOne Bancorp, Inc.	1,376,825	0.6
47,939	Farmers National Banc Corp.	699,910	0.3
90,037	First BanCorp/Puerto Rico	2,347,265	1.1
42,158	First Commonwealth Financial Corp.	857,072	0.4
29,116	First Horizon Corp.	746,534	0.4
72,153	Fulton Financial Corp.	1,745,381	0.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
169,107 (1)	Genworth Financial, Inc. - Class A	$1,601,443	0.7
30,259	Hancock Whitney Corp.	2,260,953	1.0
21,710	Hilltop Holdings, Inc.	841,914	0.4
30,513	HomeStreet, Inc. - Class A	485,157	0.2
69,683	Hope Bancorp, Inc.	953,264	0.4
41,894	Ladder Capital Corp.	416,845	0.2
43,554	MFA Financial, Inc.	422,038	0.2
11,001	NBT Bancorp, Inc.	543,119	0.3
12,119	Old Republic International Corp.	495,910	0.2
16,541	Origin Bancorp, Inc.	846,072	0.4
37,893 (1)	Oscar Health, Inc. - Class A	1,080,708	0.5
65,513	P10, Inc. - Class A	515,587	0.2
104,737	Pagseguro Digital Ltd. - Class A	947,870	0.4
16,965 (1)	Payoneer Global, Inc.	120,791	0.1
140,095	Redwood Trust, Inc.	664,050	0.3
41,107	Simmons First National Corp. - Class A	931,074	0.4
101,017 (1)	Slide Insurance Holdings, Inc.	1,956,699	0.9
112,024	StoneCo Ltd. - Class A	1,214,340	0.6
47,783	United Community Banks, Inc.	1,676,706	0.8
147,945	Valley National Bancorp	2,167,394	1.0
67,831	WisdomTree, Inc.	1,149,057	0.5
66,316	XP, Inc. - Class A	1,078,298	0.5
		35,307,420	16.2
	Health Care: 17.3%
21,023 (1)	10X Genomics, Inc. - Class A	806,022	0.4
48,865 (1)(2)	4D Molecular Therapeutics, Inc.	649,904	0.3
105,651 (1)	Alignment Healthcare, Inc.	2,515,550	1.1
29,212 (1)	Alumis, Inc.	822,026	0.4
24,598 (1)	Arrowhead Pharmaceuticals, Inc.	2,004,983	0.9
144,005 (1)	Aveanna Healthcare Holdings, Inc.	1,234,123	0.5
147,523 (1)	BioCryst Pharmaceuticals, Inc.	1,475,230	0.7
41,447 (1)	Brookdale Senior Living, Inc.	666,882	0.3
352,851 (1)	Cerus Corp.	1,030,325	0.5
33,685 (1)	Corvus Pharmaceuticals, Inc.	503,254	0.2
84,623 (1)	Erasca, Inc.	1,550,293	0.7
65,602 (1)	Fortrea Holdings, Inc.	1,141,475	0.5
17,930 (1)	HealthEquity, Inc.	1,619,438	0.7
69,632 (1)(2)	ImmunityBio, Inc.	609,628	0.3
143,575 (1)	Ironwood Pharmaceuticals, Inc.	604,451	0.3

See Accompanying Notes to Financial Statements

97

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
30,871 (1)	Mineralys Therapeutics, Inc.	$832,900	0.4
15,382 (1)	Mirum Pharmaceuticals, Inc.	1,800,771	0.8
27,276 (1)(2)	Monte Rosa Therapeutics, Inc.	660,079	0.3
39,261 (1)	Olema Pharmaceuticals, Inc.	491,155	0.2
376,345 (1)	OPKO Health, Inc.	564,517	0.2
39,961 (1)	Orthofix Medical, Inc.	365,244	0.2
10,750 (1)	Oruka Therapeutics, Inc.	1,023,077	0.5
13,944 (1)	PACS Group, Inc.	594,572	0.3
117,819 (1)	Perspective Therapeutics, Inc.	401,763	0.2
3,281 (1)	Praxis Precision Medicines, Inc.	1,098,446	0.5
104,926 (1)	Progyny, Inc.	3,025,017	1.4
26,527	QIAGEN N.V.	1,037,206	0.5
245,272 (1)	Savara, Inc.	1,510,875	0.7
47,245 (1)	Tandem Diabetes Care, Inc.	712,927	0.3
46,578 (1)	Tango Therapeutics, Inc.	1,456,028	0.7
114,376 (1)	Taysha Gene Therapies, Inc.	778,901	0.3
102,692 (1)	Teladoc Health, Inc.	870,828	0.4
38,515 (1)	Travere Therapeutics, Inc.	2,188,037	1.0
156,004 (1)	Xeris Biopharma Holdings, Inc.	1,235,552	0.6
		37,881,479	17.3
	Industrials: 20.2%
41,127	Aebi Schmidt Holding AG	516,144	0.3
12,309	Allison Transmission Holdings, Inc.	1,387,717	0.7
48,584 (1)	Amprius Technologies, Inc.	673,374	0.3
17,355	Apogee Enterprises, Inc.	793,818	0.4
7,893	Applied Industrial Technologies, Inc.	2,669,018	1.2
68,467 (1)(2)	Array Technologies, Inc.	507,340	0.2
21,986	Atmus Filtration Technologies, Inc.	1,121,066	0.5
16,848 (1)	Bloom Energy Corp. - Class A	5,099,890	2.3
17,492	Cadre Holdings, Inc.	498,697	0.2
86,192 (1)	CoreCivic, Inc.	2,618,513	1.2
5,163	Donaldson Co., Inc.	463,483	0.2
38,019	Enerpac Tool Group Corp.	1,363,361	0.6
40,746	Flowserve Corp.	3,021,723	1.4
25,374 (1)	Fluence Energy, Inc.	504,435	0.2
20,708 (1)	Fluor Corp.	1,084,892	0.5
8,933	Franklin Electric Co., Inc.	957,528	0.5

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
90,958 (1)	Gates Industrial Corp. PLC	$2,544,095	1.2
90,113 (1)	GEO Group, Inc.	2,662,839	1.2
12,691 (1)(2)	Intuitive Machines, Inc.	271,460	0.1
36,673	Kennametal, Inc.	1,285,389	0.6
107,649 (1)	Legalzoom.com, Inc.	659,888	0.3
5,195	Lincoln Electric Holdings, Inc.	1,379,324	0.6
108,909 (1)	Manitowoc Co., Inc.	1,512,746	0.7
142,732	Mueller Water Products, Inc. - Class A	3,686,768	1.7
116,429 (1)	NOW, Inc.	1,510,084	0.7
84,324 (1)	T1 Energy, Inc.	799,392	0.4
47,212	Tetra Tech, Inc.	1,363,955	0.6
13,742	TriNet Group, Inc.	680,092	0.3
56,397 (1)	Upwork, Inc.	471,479	0.2
68,118 (1)	Vestis Corp.	989,073	0.5
18,617	Zurn Elkay Water Solutions Corp.	940,717	0.4
		44,038,300	20.2
	Information Technology: 18.0%
249,638 (1)	8x8, Inc.	426,881	0.2
37,421	A10 Networks, Inc.	1,398,049	0.6
37,236 (1)	ACI Worldwide, Inc.	1,872,598	0.9
5,747 (1)	Aehr Test Systems	552,057	0.3
80,019 (1)	Amplitude, Inc. - Class A	612,145	0.3
13,019 (1)	Applied Digital Corp.	485,609	0.2
7,626 (1)	Applied Optoelectronics, Inc.	1,129,868	0.5
46,858 (1)	Arlo Technologies, Inc.	631,646	0.3
94,775 (1)	AvePoint, Inc.	1,062,428	0.5
15,066	Bentley Systems, Inc. - Class B	450,323	0.2
57,410 (1)	Box, Inc. - Class A	1,523,661	0.7
53,680 (1)	Cerence, Inc.	607,658	0.3
34,067 (1)	Cipher Mining, Inc.	834,641	0.4
17,875 (1)	Cohu, Inc.	1,321,141	0.6
28,351 (1)	Core Scientific, Inc.	725,502	0.3
8,808 (1)	Credo Technology Group Holding Ltd.	2,395,336	1.1
18,003	CTS Corp.	1,173,616	0.5
12,299 (1)	DigitalOcean Holdings, Inc.	1,931,312	0.9
18,553 (1)	Dropbox, Inc. - Class A	509,651	0.2
73,996 (1)	Extreme Networks, Inc.	2,395,251	1.1
9,797 (1)	Hut 8 Corp.	1,131,015	0.5
51,742	Ingram Micro Holding Corp.	1,419,283	0.7
39,005 (1)	Knowles Corp.	1,617,927	0.7
4,331	Littelfuse, Inc.	1,972,034	0.9
25,230 (1)	Navitas Semiconductor Corp.	452,122	0.2
24,225 (1)	Photronics, Inc.	788,039	0.4
13,808 (1)	Rambus, Inc.	1,832,874	0.8
30,250 (1)	Riot Platforms, Inc.	828,245	0.4
21,169 (1)	Rubrik, Inc. - Class A	1,699,447	0.8
22,022 (1)(2)	Terawulf, Inc.	543,943	0.2
16,214 (1)	TTM Technologies, Inc.	3,032,342	1.4

See Accompanying Notes to Financial Statements

98

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
11,266 (1)	Viavi Solutions, Inc.	$537,952	0.2
169,324 (1)	Yext, Inc.	790,743	0.4
37,846 (1)	Zeta Global Holdings Corp. - Class A	744,809	0.3
		39,430,148	18.0
	Materials: 4.5%
4,375	Balchem Corp.	739,156	0.3
117,471	Coeur Mining, Inc.	1,917,127	0.9
44,208 (1)(2)	Critical Metals Corp.	453,132	0.2
50,216	Element Solutions, Inc.	2,397,814	1.1
122,031	Hecla Mining Co.	1,882,938	0.9
62,317 (1)	Rayonier Advanced Materials, Inc.	489,812	0.2
139,889	Tronox Holdings PLC	881,301	0.4
81,400 (1)(2)	United States Antimony Corp.	590,964	0.3
19,983 (1)	USA Rare Earth, Inc.	431,233	0.2
		9,783,477	4.5
	Real Estate: 6.0%
72,255 (2)	Acadia Realty Trust	1,510,852	0.7
108,280	CareTrust REIT, Inc.	4,369,098	2.0
120,900 (2)	DiamondRock Hospitality Co.	1,472,562	0.7
61,503	Diversified Healthcare Trust	571,978	0.3
17,407	First Industrial Realty Trust, Inc.	1,067,223	0.5
17,498	LTC Properties, Inc.	672,798	0.3
114,763 (2)	Medical Properties Trust, Inc.	530,205	0.2
27,598	Sabra Health Care REIT, Inc.	538,437	0.3
134,298	Summit Hotel Properties, Inc.	941,429	0.4
35,374	Tanger Factory Outlet Centers, Inc.	1,396,212	0.6
		13,070,794	6.0
	Utilities: 4.1%
39,589	Avista Corp.	1,619,586	0.7
29,621	Black Hills Corp.	2,203,803	1.0
113,908 (1)	Hawaiian Electric Industries, Inc.	1,541,175	0.7
28,491	NiSource, Inc.	1,354,747	0.6
18,731	Northwest Natural Holding Co.	918,943	0.4
27,492	Portland General Electric Co.	1,424,910	0.7
		9,063,164	4.1
	Total Common Stock (Cost $174,939,746)	212,967,496	97.5

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 2.3%
16,892	iShares Russell 2000 ETF	$5,075,202	2.3
	Total Exchange-Traded Funds (Cost $4,939,627)	5,075,202	2.3
	Total Long-Term Investments (Cost $179,879,373)	218,042,698	99.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 3.6%
	Repurchase Agreements: 2.8%
1,211,295 (3)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,211,416, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $1,235,521, due 03/31/29)	1,211,295	0.6
1,308,487 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,308,618, collateralized by various U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $1,334,657, due 08/15/28-07/01/56)	1,308,487	0.6
1,051,847 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,051,952, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,072,884, due 12/17/26-05/15/51)	1,051,847	0.5

See Accompanying Notes to Financial Statements

99

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,201,633 (3)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,201,753, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,225,822, due 05/01/31-05/01/56)	$1,201,633	0.5
1,300,824 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,300,958, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,323,789, due 01/15/28-02/15/56)	1,300,824	0.6
	Total Repurchase Agreements (Cost $6,074,086)	6,074,086	2.8

	Time Deposits: 0.6%
184,059 (3)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	184,059	0.1
184,059 (3)	DZ Bank AG, 3.610%, 07/01/2026	184,059	0.1
184,059 (3)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	184,059	0.1
184,059 (3)	Mizuho Bank Ltd., 3.620%, 07/01/2026	184,059	0.0
184,059 (3)	Royal Bank of Canada, 3.670%, 07/01/2026	184,059	0.1
184,059 (3)	Societe Generale S.A., 3.630%, 07/01/2026	184,059	0.1
184,059 (3)	Toronto-Dominion Bank, 3.630%, 07/01/2026	184,059	0.1
	Total Time Deposits (Cost $1,288,413)	1,288,413	0.6

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.2%
542,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $542,000)	$542,000	0.2
	Total Short-Term Investments (Cost $7,904,499)	$7,904,499	3.6
	Total Investments in Securities (Cost $187,783,872)	$225,947,197	103.4
	Liabilities in Excess of Other Assets	(7,384,218)	(3.4)
	Net Assets	$218,562,979	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

100

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$212,967,496	$—	$—	$212,967,496
Exchange-Traded Funds	5,075,202	—	—	5,075,202
Short-Term Investments	542,000	7,362,499	—	7,904,499
Total Investments, at fair value	$218,584,698	$7,362,499	$—	$225,947,197

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $198,228,677.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$46,610,712
Gross Unrealized Depreciation	(18,892,787)
Net Unrealized Appreciation	$27,717,925

See Accompanying Notes to Financial Statements

101

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-CAPAPALL (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I, S and S2

Voya Variable Product Index Funds

■	Voya International Index Portfolio
■	Voya Russell™ Large Cap Growth Index Portfolio
■	Voya Russell™ Large Cap Index Portfolio
■	Voya Russell™ Large Cap Value Index Portfolio
■	Voya Russell™ Mid Cap Growth Index Portfolio
■	Voya Russell™ Mid Cap Index Portfolio
■	Voya Russell™ Small Cap Index Portfolio
■	Voya U.S. Bond Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio
ASSETS:
Investments in securities at fair value+*	$686,172,320	$1,540,463,373	$1,065,017,790	$320,673,450
Short-term investments at fair value†	36,038,628	3,175,000	1,875,000	1,023,000
Cash	303	269,010	182,123	3,187,978
Cash collateral for futures contracts	1,082,837	226,077	175,700	50,664
Foreign currencies at value‡	828,394	–	–	–
Receivables:
Investment securities sold	5,881,730	583,852	674,946	172,467
Fund shares sold	9,834,393	73,532	2,871,760	81,380
Dividends	739,484	227,540	389,605	214,305
Interest	–	280	838	423
Foreign tax reclaims	3,609,425	334	332	–
Variation margin on futures contracts	98,758	21,600	16,800	4,800
Prepaid expenses	4,833	12,283	8,469	2,620
Reimbursement due from Investment Adviser	115,877	340,343	271,159	64,245
Other assets	83,573	35,452	112,657	23,430
Total assets	744,490,555	1,545,428,676	1,071,597,179	325,498,762

LIABILITIES:
Payable for investment securities purchased	12,491,224	83,841	1,566	3,687,668
Payable for fund shares redeemed	330,838	1,012,840	658,699	593,923
Payable upon receipt of securities loaned	21,580,628	–	–	–
Payable for investment management fees	270,571	608,296	305,106	125,973
Payable for distribution and shareholder service fees	36,797	97,038	120,947	31,972
Payable to directors under the deferred compensation plan (Note 6)	83,573	35,452	112,657	23,430
Payable for directors fees	1,584	3,788	2,542	761
Other accrued expenses and liabilities	201,988	329,660	288,222	109,405
Total liabilities	34,997,203	2,170,915	1,489,739	4,573,132
NET ASSETS	$709,493,352	$1,543,257,761	$1,070,107,440	$320,925,630

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$341,823,904	$305,697,295	$152,873,762	$149,378,184
Total distributable earnings	367,669,448	1,237,560,466	917,233,678	171,547,446
NET ASSETS	$709,493,352	$1,543,257,761	$1,070,107,440	$320,925,630

+ Including securities loaned at value	$19,890,654	$—	$—	$—
* Cost of investments in securities	$265,226,215	$572,606,494	$192,094,350	$198,176,467
† Cost of short-term investments	$36,038,628	$3,175,000	$1,875,000	$1,023,000
‡ Cost of foreign currencies	$829,159	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio
Class ADV
Net assets	$74,377,329	$16,942	$258,295,852	$8,688
Shares authorized	250,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,015,969	229	5,374,124	288
Net asset value and redemption price per share	$14.83	$73.98	$48.06	$30.17
Class I
Net assets	$602,268,818	$1,065,663,202	$738,074,964	$165,239,954
Shares authorized	200,000,000	100,000,000	400,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	40,291,146	14,015,603	14,894,351	5,392,816
Net asset value and redemption price per share	$14.95	$76.03	$49.55	$30.64
Class S
Net assets	$30,281,328	$477,577,617	$73,014,740	$155,676,988
Shares authorized	100,000,000	100,000,000	200,000,000	200,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,037,827	6,371,907	1,500,206	5,043,332
Net asset value and redemption price per share	$14.86	$74.95	$48.67	$30.87
Class S2
Net assets	$2,565,877	n/a	$721,884	n/a
Shares authorized	100,000,000	n/a	100,000,000	n/a
Par value	$0.001	n/a	$0.001	n/a
Shares outstanding	173,511	n/a	14,156	n/a
Net asset value and redemption price per share	$14.79	n/a	$50.99	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$77,316,044	$709,919,861	$399,920,405	$509,071,909
Investments in affiliates at fair value**	–	427,211	–	–
Short-term investments at fair value†	2,176,327	14,257,147	80,465,712	36,182,938
Cash	192,783	285,428	219,320	15,373
Cash collateral for futures contracts	–	145,382	728,794	268,638
Receivables:
Investment securities sold	13,536	7,252,343	1,138,187	6,799,919
Fund shares sold	98,205	94,433	11,183,205	3,124,281
Dividends	19,165	633,628	307,995	23,010
Interest	35	201	–	3,082,278
Foreign tax reclaims	1,959	3,243	16,703	–
Variation margin on futures contracts	–	21,556	49,996	13,334
Prepaid expenses	231	5,342	2,854	3,664
Reimbursement due from Investment Adviser	22,571	172,749	94,568	102,078
Other assets	26,117	77,539	46,326	159,793
Total assets	79,866,973	733,296,063	494,174,065	558,847,215

LIABILITIES:
Income distribution payable	–	–	–	1,738,599
Payable for investment securities purchased	171,023	752,551	11,398,136	12,422
Payable for fund shares redeemed	44,592	8,263,458	1,581,376	3,714,717
Payable upon receipt of securities loaned	1,856,327	11,732,147	72,619,712	13,256,792
Due to securities lending agent	13,323	101,362	851,946	–
Payable for investment management fees	30,885	237,779	136,783	173,365
Payable for distribution and shareholder service fees	9,469	97,501	60,585	13,225
Payable to directors under the deferred compensation plan (Note 6)	26,117	77,539	46,326	159,793
Payable for directors fees	185	1,647	898	1,278
Payable for proxy and solicitation costs (Note 6)	154,187	–	–	–
Other accrued expenses and liabilities	51,082	293,147	195,190	44,328
Total liabilities	2,357,190	21,557,131	86,890,952	19,114,519
NET ASSETS	$77,509,783	$711,738,932	$407,283,113	$539,732,696

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$35,997,414	$289,634,342	$167,350,319	$883,785,850
Total distributable earnings (loss)	41,512,369	422,104,590	239,932,794	(344,053,154)
NET ASSETS	$77,509,783	$711,738,932	$407,283,113	$539,732,696

+ Including securities loaned at value	$1,810,818	$11,446,787	$70,202,289	$12,925,391
* Cost of investments in securities	$51,129,202	$352,969,310	$214,277,534	$521,491,252
** Cost of investments in affiliates	$—	$131,365	$—	$—
† Cost of short-term investments	$2,176,327	$14,257,147	$80,465,712	$36,194,911

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Class ADV
Net assets	n/a	$213,395,380	$132,063,248	$19,725,755
Shares authorized	n/a	100,000,000	100,000,000	100,000,000
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	26,343,363	9,524,916	2,189,538
Net asset value and redemption price per share	n/a	$8.10	$13.87	$9.01
Class I
Net assets	$31,329,183	$447,171,110	$242,145,256	$494,988,528
Shares authorized	100,000,000	300,000,000	100,000,000	700,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	645,436	48,945,099	16,356,509	54,750,329
Net asset value and redemption price per share	$48.54	$9.14	$14.80	$9.04
Class S
Net assets	$43,968,977	$42,898,159	$27,794,053	$23,922,839
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	914,304	4,828,846	1,885,331	2,638,298
Net asset value and redemption price per share	$48.09	$8.88	$14.74	$9.07
Class S2
Net assets	$2,211,623	$8,274,283	$5,280,556	$1,095,574
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	46,446	984,472	374,100	121,461
Net asset value and redemption price per share	$47.62	$8.40	$14.12	$9.02

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya International Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$10,860,193	$4,521,855	$5,680,326	$2,828,545
Interest	8,849	4,851	4,545	1,896
Securities lending income, net	65,177	197	266	89
Other	1,893	4,631	3,084	913
Total investment income	10,936,112	4,531,534	5,688,221	2,831,443
EXPENSES:
Investment management fees	1,496,125	3,612,447	1,763,082	727,807
Distribution and shareholder service fees:
Class ADV	178,552	40	602,330	19
Class S	38,171	565,200	84,700	182,104
Class S2	4,877	—	1,313	—
Transfer agent fees:
Class ADV	31,206	10	228,148	5
Class I	231,233	634,035	658,111	88,666
Class S	13,204	270,830	64,172	83,192
Class S2	1,066	—	627	—
Shareholder reporting expense	8,344	19,474	7,668	7,124
Professional fees	37,502	70,782	46,141	13,607
Custody and accounting expense	85,967	47,328	29,024	10,217
Directors fees	7,921	18,942	12,710	3,804
Licensing fee (Note 8)	63,562	72,635	47,484	12,580
Miscellaneous expense	40,175	52,177	32,781	8,921
Interest expense	—	154	305	—
Total expenses	2,237,905	5,364,054	3,578,596	1,138,046
Waived and reimbursed fees	(586,752)	(1,523,841)	(1,046,396)	(299,669)
Net expenses	1,651,153	3,840,213	2,532,200	838,377
Net investment income	9,284,959	691,321	3,156,021	1,993,066
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,588,373	269,628,695	44,038,892	50,090,685
Foreign currency related transactions	(240,939)	—	—	—
Futures	3,053,069	200,119	163,203	48,712
Net realized gain	4,400,503	269,828,814	44,202,095	50,139,397
Net change in unrealized appreciation (depreciation) on:
Investments	45,675,978	(187,405,522)	39,467,317	(8,803,907)
Foreign currency related transactions	(144,676)	—	—	—
Futures	(93,058)	62,349	42,110	21,345
Net change in unrealized appreciation (depreciation)	45,438,244	(187,343,173)	39,509,427	(8,782,562)
Net realized and unrealized gain	49,838,747	82,485,641	83,711,522	41,356,835
Increase in net assets resulting from operations	$59,123,706	$83,176,962	$86,867,543	$43,349,901

* Foreign taxes withheld	$1,500,564	$1,181	$1,143	$522

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$249,370	$5,216,791	$2,488,374	$231,789
Dividends from affiliates	—	4,437	—	—
Interest	104	5,340	17,206	10,406,434
Securities lending income, net	4,553	22,913	142,688	81,322
Other	225	1,970	1,073	1,536
Total investment income	254,252	5,251,451	2,649,341	10,721,081
EXPENSES:
Investment management fees	183,437	1,343,499	767,197	986,901
Distribution and shareholder service fees:
Class ADV	—	494,396	304,492	48,470
Class S	52,933	46,635	30,698	21,515
Class S2	4,225	15,561	10,032	2,208
Transfer agent fees:
Class ADV	—	194,098	136,614	3,074
Class I	19,900	407,312	231,106	74,884
Class S	28,792	37,403	27,588	3,192
Class S2	1,436	7,589	5,606	173
Shareholder reporting expense	2,050	8,361	6,422	3,645
Professional fees	18,742	35,433	21,621	40,181
Custody and accounting expense	8,494	36,840	31,845	261,926
Proxy and solicitation costs (Note 6)	175,000	—	—	—
Directors fees	925	8,233	4,490	6,389
Licensing fee (Note 8)	11,112	27,550	15,041	—
Miscellaneous expense	11,364	23,114	14,069	25,746
Total expenses	518,410	2,686,024	1,606,821	1,478,304
Waived and reimbursed fees	(305,346)	(804,216)	(484,494)	(469,422)
Net expenses	213,064	1,881,808	1,122,327	1,008,882
Net investment income	41,188	3,369,643	1,527,014	9,712,199
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	16,899,611	71,197,385	54,690,701	(4,597,634)
Sale of investments in affiliates	—	5,394	—	—
Futures	—	206,192	1,739,779	(915,047)
Swaps	—	—	—	8,105
Net realized gain (loss)	16,899,611	71,408,971	56,430,480	(5,504,576)
Net change in unrealized appreciation (depreciation) on:
Investments	(11,884,250)	19,692,826	15,050,486	(725,448)
Affiliates	—	71,788	—	—
Futures	—	79,029	689,461	(110,445)
Net change in unrealized appreciation (depreciation)	(11,884,250)	19,843,643	15,739,947	(835,893)
Net realized and unrealized gain (loss)	5,015,361	91,252,614	72,170,427	(6,340,469)
Increase in net assets resulting from operations	$5,056,549	$94,622,257	$73,697,441	$3,371,730

* Foreign taxes withheld	$1,083	$7,630	$4,266	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya International Index Portfolio		Voya Russell™ Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$9,284,959	$19,973,490	$691,321	$1,512,073
Net realized gain	4,400,503	393,886,311	269,828,814	264,462,413
Net change in unrealized appreciation (depreciation)	45,438,244	(130,543,762)	(187,343,173)	(4,769,033)
Increase in net assets resulting from operations	59,123,706	283,316,039	83,176,962	261,205,453

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,843,825)	(7,849,983)	(2,816)	(1,382)
Class I	(23,763,901)	(17,974,541)	(187,297,198)	(115,068,117)
Class S	(1,082,112)	(2,524,414)	(79,210,232)	(38,125,044)
Class S2	(92,176)	(49,121)	—	—
Total distributions	(26,782,014)	(28,398,059)	(266,510,246)	(153,194,543)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	120,241,274	123,495,246	83,987,970	268,665,829
Reinvestment of distributions	26,782,014	28,398,059	266,510,246	153,194,543
	147,023,288	151,893,305	350,498,216	421,860,372
Cost of shares redeemed	(55,375,256)	(960,438,036)	(191,020,949)	(416,662,611)
Net increase (decrease) in net assets resulting from capital share transactions	91,648,032	(808,544,731)	159,477,267	5,197,761
Net increase (decrease) in net assets	123,989,724	(553,626,751)	(23,856,017)	113,208,671

NET ASSETS:
Beginning of year or period	585,503,628	1,139,130,379	1,567,113,778	1,453,905,107
End of year or period	$709,493,352	$585,503,628	$1,543,257,761	$1,567,113,778

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Large Cap Index Portfolio		Voya Russell™ Large Cap Value Index Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$3,156,021	$6,299,233	$1,993,066	$3,966,153
Net realized gain	44,202,095	42,749,868	50,139,397	8,110,759
Net change in unrealized appreciation (depreciation)	39,509,427	110,837,659	(8,782,562)	30,377,172
Increase in net assets resulting from operations	86,867,543	159,886,760	43,349,901	42,454,084

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(11,322,637)	(7,512,553)	(290)	(1,675)
Class I	(34,539,756)	(26,388,604)	(6,170,267)	(35,826,240)
Class S	(3,834,741)	(2,577,346)	(5,470,334)	(29,349,032)
Class S2	(31,348)	(5,609)	—	—
Total distributions	(49,728,482)	(36,484,112)	(11,640,891)	(65,176,947)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,425,356	71,548,921	9,994,857	70,611,674
Reinvestment of distributions	49,728,482	36,484,112	11,640,891	65,176,947
	80,153,838	108,033,033	21,635,748	135,788,621
Cost of shares redeemed	(60,499,111)	(112,563,950)	(20,743,547)	(35,454,244)
Net increase (decrease) in net assets resulting from capital share transactions	19,654,727	(4,530,917)	892,201	100,334,377
Net increase in net assets	56,793,788	118,871,731	32,601,211	77,611,514

NET ASSETS:
Beginning of year or period	1,013,313,652	894,441,921	288,324,419	210,712,905
End of year or period	$1,070,107,440	$1,013,313,652	$320,925,630	$288,324,419

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Mid Cap Growth Index Portfolio		Voya Russell™ Mid Cap Index Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income (loss)	$41,188	$(712,923)	$3,369,643	$8,519,036
Net realized gain	16,899,611	411,156,817	71,408,971	257,086,724
Net change in unrealized appreciation (depreciation)	(11,884,250)	(291,838,406)	19,843,643	(174,474,949)
Increase in net assets resulting from operations	5,056,549	118,605,488	94,622,257	91,130,811

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(61,799,062)	(22,447,255)
Class I	—	(2,018,486)	(121,649,519)	(75,232,243)
Class S	—	(70,134,137)	(11,670,886)	(21,049,092)
Class S2	—	(176,701)	(2,299,082)	(859,241)
Return of capital:
Class I	—	(1,213,064)	—	—
Class S	—	(43,504,634)	—	—
Class S2	—	(109,718)	—	—
Total distributions	—	(117,156,740)	(197,418,549)	(119,587,831)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,054,050	10,616,811	52,751,622	79,804,316
Reinvestment of distributions	—	117,156,740	197,418,549	119,587,831
	6,054,050	127,773,551	250,170,171	199,392,147
Cost of shares redeemed	(6,793,679)	(1,030,881,724)	(47,144,571)	(541,419,614)
Net increase (decrease) in net assets resulting from capital share transactions	(739,629)	(903,108,173)	203,025,600	(342,027,467)
Net increase (decrease) in net assets	4,316,920	(901,659,425)	100,229,308	(370,484,487)

NET ASSETS:
Beginning of year or period	73,192,863	974,852,288	611,509,624	981,994,111
End of year or period	$77,509,783	$73,192,863	$711,738,932	$611,509,624

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russell™ Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$1,527,014	$3,513,018	$9,712,199	$45,408,184
Net realized gain (loss)	56,430,480	132,646,208	(5,504,576)	(15,257,652)
Net change in unrealized appreciation (depreciation)	15,739,947	(82,943,745)	(835,893)	55,947,465
Increase in net assets resulting from operations	73,697,441	53,215,481	3,371,730	86,097,997

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(16,823,622)	(13,030,588)	(328,484)	(668,975)
Class I	(27,868,212)	(23,750,151)	(9,126,480)	(40,412,329)
Class S	(3,001,828)	(28,092,870)	(313,972)	(5,024,057)
Class S2	(641,486)	(478,629)	(19,283)	(34,575)
Total distributions	(48,335,148)	(65,352,238)	(9,788,219)	(46,139,936)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,909,336	36,914,397	221,313,947	301,461,654
Reinvestment of distributions	48,335,148	65,352,238	9,763,427	45,885,003
	77,244,484	102,266,635	231,077,374	347,346,657
Cost of shares redeemed	(26,265,731)	(333,607,777)	(173,678,291)	(1,471,740,953)
Net increase (decrease) in net assets resulting from capital share transactions	50,978,753	(231,341,142)	57,399,083	(1,124,394,296)
Net increase (decrease) in net assets	76,341,046	(243,477,899)	50,982,594	(1,084,436,235)

NET ASSETS:
Beginning of year or period	330,942,067	574,419,966	488,750,102	1,573,186,337
End of year or period	$407,283,113	$330,942,067	$539,732,696	$488,750,102

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International Index Portfolio
Class ADV
06-30-26+	13.88	0.18	•	1.14	1.32	0.37	—	—	0.37	—	14.83	9.57	1.14	0.95	0.95	2.56	74,377	3
12-31-25	10.88	0.21	•	3.04	3.25	0.25	—	—	0.25	—	13.88	30.28	1.07	0.94	0.94	1.70	67,659	4
12-31-24	10.86	0.22	•	0.07	0.29	0.27	—	—	0.27	—	10.88	2.61	1.07	0.94	0.94	1.99	354,098	7
12-31-23	9.71	0.22	•	1.41	1.63	0.48	—	—	0.48	—	10.86	17.10	1.10	0.95	0.95	2.11	402,013	9
12-31-22	11.79	0.22	•	(2.00)	(1.78)	0.30	—	—	0.30	—	9.71	(15.03)	1.05	0.94	0.94	2.27	390,657	17
12-31-21	10.86	0.19	•	0.93	1.12	0.19	—	—	0.19	—	11.79	10.41	1.04	0.94	0.94	1.63	490,645	4
Class I
06-30-26+	14.19	0.22	•	1.16	1.38	0.62	—	—	0.62	—	14.95	9.82	0.64	0.46	0.46	3.02	602,269	3
12-31-25	11.12	0.27	•	3.12	3.39	0.32	—	—	0.32	—	14.19	30.89	0.57	0.46	0.46	2.13	484,601	4
12-31-24	11.10	0.28	•	0.07	0.35	0.33	—	—	0.33	—	11.12	3.03	0.57	0.45	0.45	2.44	681,008	7
12-31-23	9.91	0.27	•	1.45	1.72	0.53	—	—	0.53	—	11.10	17.74	0.60	0.46	0.46	2.57	609,510	9
12-31-22	12.04	0.27	•	(2.04)	(1.77)	0.36	—	—	0.36	—	9.91	(14.59)	0.55	0.45	0.45	2.70	530,382	17
12-31-21	11.09	0.25	•	0.94	1.19	0.24	—	—	0.24	—	12.04	10.86	0.54	0.45	0.45	2.11	564,827	4
Class S
06-30-26+	14.05	0.20	•	1.15	1.35	0.54	—	—	0.54	—	14.86	9.65	0.89	0.71	0.71	2.75	30,281	3
12-31-25	11.02	0.24	•	3.07	3.31	0.28	—	—	0.28	—	14.05	30.48	0.82	0.70	0.70	1.91	30,826	4
12-31-24	11.01	0.25	•	0.06	0.31	0.30	—	—	0.30	—	11.02	2.72	0.82	0.70	0.70	2.23	102,136	7
12-31-23	9.83	0.25	•	1.44	1.69	0.51	—	—	0.51	—	11.01	17.54	0.85	0.71	0.71	2.37	125,543	9
12-31-22	11.95	0.22	•	(2.01)	(1.79)	0.33	—	—	0.33	—	9.83	(14.87)	0.80	0.70	0.70	2.26	123,750	17
12-31-21	11.01	0.22	•	0.94	1.16	0.22	—	—	0.22	—	11.95	10.62	0.79	0.70	0.70	1.87	79,437	4
Class S2
06-30-26+	14.02	0.19	•	1.15	1.34	0.57	—	—	0.57	—	14.79	9.58	1.04	0.86	0.86	2.65	2,566	3
12-31-25	11.00	0.20	•	3.09	3.29	0.27	—	—	0.27	—	14.02	30.31	0.97	0.85	0.85	1.60	2,417	4
12-31-24	10.99	0.23	•	0.07	0.30	0.29	—	—	0.29	—	11.00	2.62	0.97	0.85	0.85	2.06	1,889	7
12-31-23	9.82	0.22	•	1.45	1.67	0.50	—	—	0.50	—	10.99	17.30	1.00	0.86	0.86	2.16	1,787	9
12-31-22	11.94	0.24	•	(2.04)	(1.80)	0.32	—	—	0.32	—	9.82	(14.98)	0.95	0.85	0.85	2.40	1,400	17
12-31-21	11.00	0.20	•	0.94	1.14	0.20	—	—	0.20	—	11.94	10.49	0.94	0.85	0.85	1.72	1,290	4
Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
06-30-26+	84.66	(0.13	)•	4.19	4.06	0.01	14.73	—	14.74	—	73.98	4.87	1.14	0.94	0.94	(0.34)	17	36
12-31-25	80.79	(0.26	)•	12.25	11.99	0.01	8.11	—	8.12	—	84.66	17.53	1.06	0.93	0.93	(0.33)	16	53
12-31-24	62.71	(0.18	)•	20.92	20.74	0.04	2.62	—	2.66	—	80.79	33.91	1.04	0.93	0.93	(0.25)	14	29
12-31-23	45.41	0.02	•	19.94	19.96	0.02	2.64	—	2.66	—	62.71	45.29	1.05	0.93	0.93	0.03	10	36
12-31-22	71.86	0.04	•	(21.57)	(21.53)	—	4.92	—	4.92	—	45.41	(30.40)	1.05	0.93	0.93	0.07	7	21
12-31-21	55.65	(0.08	)•	16.67	16.59	0.10	0.28	—	0.38	—	71.86	29.98	1.04	0.93	0.93	(0.14)	10	22
Class I
06-30-26+	86.50	0.07	•	4.30	4.37	0.11	14.73	—	14.84	—	76.03	5.13	0.64	0.44	0.44	0.17	1,065,663	36
12-31-25	82.11	0.14	•	12.51	12.65	0.15	8.11	—	8.26	—	86.50	18.12	0.56	0.43	0.43	0.18	1,093,868	53
12-31-24	63.61	0.19	•	21.23	21.42	0.30	2.62	—	2.92	—	82.11	34.60	0.54	0.43	0.43	0.25	1,056,009	29
12-31-23	46.04	0.29	•	20.21	20.50	0.28	2.64	—	2.92	—	63.61	45.99	0.55	0.43	0.43	0.52	775,807	36
12-31-22	72.73	0.31	•	(21.83)	(21.52)	0.25	4.92	—	5.17	—	46.04	(30.03)	0.55	0.43	0.43	0.56	472,316	21
12-31-21	56.25	0.23	•	16.85	17.08	0.32	0.28	—	0.60	—	72.73	30.67	0.54	0.43	0.43	0.36	722,412	22
Class S
06-30-26+	85.53	(0.03	)•	4.25	4.22	0.07	14.73	—	14.80	—	74.95	5.01	0.89	0.69	0.69	(0.08)	477,578	36
12-31-25	81.40	(0.07	)•	12.38	12.31	0.07	8.11	—	8.18	—	85.53	17.82	0.81	0.68	0.68	(0.08)	473,230	53
12-31-24	63.11	0.01	•	21.06	21.07	0.16	2.62	—	2.78	—	81.40	34.25	0.79	0.68	0.68	0.01	397,882	29

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Growth Index Portfolio (continued)
Class S (continued)
12-31-23	45.68	0.16	•	20.05	20.21	0.14	2.64	—	2.78	—	63.11	45.65	0.80	0.68	0.68	0.29	811,657	36
12-31-22	72.15	0.17	•	(21.65)	(21.48)	0.07	4.92	—	4.99	—	45.68	(30.21)	0.80	0.68	0.68	0.31	604,096	21
12-31-21	55.81	0.07	•	16.75	16.82	0.20	0.28	—	0.48	—	72.15	30.36	0.79	0.68	0.68	0.11	976,363	22
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-26+	46.30	0.06	•	3.90	3.96	0.15	2.05	—	2.20	—	48.06	8.61	1.07	0.87	0.87	0.26	258,296	8
12-31-25	40.87	0.13		6.91	7.04	0.53	1.08	—	1.61	—	46.30	18.13	0.94	0.86	0.86	0.31	238,602	11
12-31-24	32.59	0.17	•	8.37	8.54	0.26	—	—	0.26	—	40.87	26.33	0.90	0.86	0.86	0.44	199,822	15
12-31-23	25.53	0.21	•	7.09	7.30	0.24	—	—	0.24	—	32.59	28.76	0.90	0.86	0.86	0.74	171,835	11
12-31-22	33.57	0.20	•	(7.04)	(6.84)	0.07	1.13	—	1.20	—	25.53	(20.48)	0.89	0.86	0.86	0.72	127,078	13
12-31-21	27.91	0.16	•	7.04	7.20	0.25	1.29	—	1.54	—	33.57	26.81	0.92	0.86	0.86	0.53	163,976	23
Class I
06-30-26+	47.76	0.18	•	4.01	4.19	0.35	2.05	—	2.40	—	49.55	8.84	0.57	0.37	0.37	0.76	738,075	8
12-31-25	42.09	0.35		7.12	7.47	0.72	1.08	—	1.80	—	47.76	18.75	0.44	0.36	0.36	0.81	706,283	11
12-31-24	33.52	0.36	•	8.61	8.97	0.40	—	—	0.40	—	42.09	26.95	0.40	0.36	0.36	0.94	631,500	15
12-31-23	26.25	0.37	•	7.28	7.65	0.38	—	—	0.38	—	33.52	29.41	0.40	0.36	0.36	1.24	519,421	11
12-31-22	34.46	0.35	•	(7.23)	(6.88)	0.20	1.13	—	1.33	—	26.25	(20.07)	0.39	0.36	0.36	1.22	448,139	13
12-31-21	28.58	0.32	•	7.21	7.53	0.36	1.29	—	1.65	—	34.46	27.41	0.42	0.36	0.36	1.03	565,026	23
Class S
06-30-26+	47.28	0.12	•	3.97	4.09	0.65	2.05	—	2.70	—	48.67	8.73	0.82	0.62	0.62	0.51	73,015	8
12-31-25	41.70	0.24		7.07	7.31	0.65	1.08	—	1.73	—	47.28	18.51	0.69	0.61	0.61	0.56	67,801	11
12-31-24	33.22	0.26	•	8.54	8.80	0.32	—	—	0.32	—	41.70	26.62	0.65	0.61	0.61	0.71	63,016	15
12-31-23	26.01	0.29	•	7.22	7.51	0.30	—	—	0.30	—	33.22	29.08	0.65	0.61	0.61	0.99	1,507,252	11
12-31-22	34.20	0.28	•	(7.18)	(6.90)	0.16	1.13	—	1.29	—	26.01	(20.26)	0.64	0.61	0.61	0.97	1,389,220	13
12-31-21	28.37	0.24	•	7.17	7.41	0.29	1.29	—	1.58	—	34.20	27.13	0.67	0.61	0.61	0.78	2,005,750	23
Class S2
06-30-26+	49.10	0.09	•	4.13	4.22	0.28	2.05	—	2.33	—	50.99	8.64	0.97	0.77	0.77	0.36	722	8
12-31-25	43.27	0.19		7.33	7.52	0.61	1.08	—	1.69	—	49.10	18.28	0.84	0.76	0.76	0.41	628	11
12-31-24	34.37	0.22	•	8.84	9.06	0.16	—	—	0.16	—	43.27	26.42	0.80	0.76	0.76	0.55	104	15
12-31-23	26.90	0.26	•	7.47	7.73	0.26	—	—	0.26	—	34.37	28.89	0.80	0.76	0.76	0.84	147	11
12-31-22	35.29	0.24	•	(7.41)	(7.17)	0.09	1.13	—	1.22	—	26.90	(20.40)	0.79	0.76	0.76	0.79	114	13
12-31-21	29.26	0.21	•	7.38	7.59	0.27	1.29	—	1.56	—	35.29	26.92	0.82	0.76	0.76	0.66	276	23
Voya Russell™ Large Cap Value Index Portfolio
Class ADV
06-30-26+	27.17	0.13	•	3.91	4.04	0.29	0.75	—	1.04	—	30.17	15.02	1.13	0.93	0.93	0.94	9	33
12-31-25	31.13	0.30	•	3.86	4.16	2.21	5.91	—	8.12	—	27.17	17.40	1.08	0.93	0.93	1.09	8	32
12-31-24	28.14	0.44	•	3.55	3.99	0.50	0.50	—	1.00	—	31.13	14.38	0.94	0.84	0.84	1.46	6	36
12-31-23	26.10	0.44	•	2.04	2.48	0.44	—	—	0.44	—	28.14	9.68	0.94	0.84	0.84	1.65	6	33
12-31-22	28.00	0.38	•	(2.05)	(1.67)	0.23	—	—	0.23	—	26.10	(5.96)	0.95	0.85	0.85	1.47	5	26
12-31-21	23.26	0.35	•	4.83	5.18	0.44	—	—	0.44	—	28.00	22.44	0.95	0.85	0.85	1.34	5	39
Class I
06-30-26+	27.62	0.21	•	3.98	4.19	0.42	0.75	—	1.17	—	30.64	15.32	0.63	0.43	0.43	1.44	165,240	33
12-31-25	31.53	0.44	•	3.91	4.35	2.35	5.91	—	8.26	—	27.62	17.94	0.58	0.43	0.43	1.59	150,861	32
12-31-24	28.47	0.61	•	3.58	4.19	0.63	0.50	—	1.13	—	31.53	14.99	0.44	0.34	0.34	1.99	90,928	36
12-31-23	26.39	0.58	•	2.07	2.65	0.57	—	—	0.57	—	28.47	10.27	0.44	0.34	0.34	2.18	161,507	33
12-31-22	28.31	0.52	•	(2.08)	(1.56)	0.36	—	—	0.36	—	26.39	(5.48)	0.45	0.35	0.35	1.97	86,683	26
12-31-21	23.50	0.48	•	4.88	5.36	0.55	—	—	0.55	—	28.31	22.99	0.45	0.35	0.35	1.83	99,157	39

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio (continued)
Class S
06-30-26+	27.80	0.17	•	4.01	4.18	0.36		0.75	—	1.11	—	30.87	15.16	0.88	0.68	0.68	1.19	155,677	33
12-31-25	31.19	0.37	•	3.94	4.31	1.79		5.91	—	7.70	—	27.80	17.69	0.83	0.68	0.68	1.35	137,456	32
12-31-24	28.18	0.53	•	3.54	4.07	0.56		0.50	—	1.06	—	31.19	14.66	0.69	0.59	0.59	1.77	119,779	36
12-31-23	26.12	0.51	•	2.05	2.56	0.50		—	—	0.50	—	28.18	9.99	0.69	0.59	0.59	1.90	1,123,729	33
12-31-22	28.04	0.45	•	(2.06)	(1.61)	0.31		—	—	0.31	—	26.12	(5.71)	0.70	0.60	0.60	1.72	1,210,116	26
12-31-21	23.28	0.41	•	4.84	5.25	0.49		—	—	0.49	—	28.04	22.72	0.70	0.60	0.60	1.58	1,456,592	39
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-26+	45.33	0.06	•	3.15	3.21	—		—	—	—	—	48.54	7.08	1.25	0.43	0.43	0.27	31,329	55
12-31-25	47.50	0.07	•	4.24	4.31	0.13		3.92	2.43	6.48	—	45.33	8.35	0.66	0.41	0.41	0.15	26,315	62
12-31-24	39.24	0.11	•	8.32	8.43	0.17		—	—	0.17	—	47.50	21.54	0.53	0.40	0.40	0.27	23,695	54
12-31-23	31.46	0.15	•	7.79	7.94	0.16		—	—	0.16	—	39.24	25.34	0.53	0.40	0.40	0.42	19,262	49
12-31-22	48.49	0.15	•	(13.40)	(13.25)	—		3.78	—	3.78	—	31.46	(26.97)	0.53	0.40	0.40	0.43	16,213	38
12-31-21	44.95	0.04	•	5.22	5.26	0.11		1.61	—	1.72	—	48.49	12.29	0.54	0.40	0.40	0.09	24,089	63
Class S
06-30-26+	44.97	0.00	*•	3.12	3.12	—		—	—	—	—	48.09	6.94	1.51	0.68	0.68	0.02	43,969	55
12-31-25	47.16	(0.05	)•	4.21	4.16	0.00	*	3.92	2.43	6.35	—	44.97	8.08	0.78	0.65	0.65	(0.11)	44,657	62
12-31-24	38.95	0.01	•	8.27	8.28	0.07		—	—	0.07	—	47.16	21.28	0.78	0.65	0.65	0.02	948,825	54
12-31-23	31.22	0.06	•	7.74	7.80	0.07		—	—	0.07	—	38.95	25.02	0.78	0.65	0.65	0.17	964,889	49
12-31-22	48.28	0.06	•	(13.34)	(13.28)	—		3.78	—	3.78	—	31.22	(27.16)	0.78	0.65	0.65	0.18	916,043	38
12-31-21	44.76	(0.05	)•	5.19	5.14	0.01		1.61	—	1.62	—	48.28	12.03	0.79	0.65	0.65	(0.11)	1,464,517	63
Class S2
06-30-26+	44.56	(0.03	)•	3.09	3.06	—		—	—	—	—	47.62	6.87	1.66	0.83	0.83	(0.13)	2,212	55
12-31-25	46.85	(0.12	)•	4.18	4.06	—		3.92	2.43	6.35	—	44.56	7.91	1.06	0.81	0.81	(0.25)	2,221	62
12-31-24	38.72	(0.06	)•	8.22	8.16	0.03		—	—	0.03	—	46.85	21.07	0.93	0.80	0.80	(0.13)	2,332	54
12-31-23	31.04	0.01	•	7.70	7.71	0.03		—	—	0.03	—	38.72	24.84	0.93	0.80	0.80	0.02	1,998	49
12-31-22	48.10	0.01	•	(13.29)	(13.28)	—		3.78	—	3.78	—	31.04	(27.27)	0.93	0.80	0.80	0.03	1,676	38
12-31-21	44.66	(0.14	)•	5.19	5.05	—		1.61	—	1.61	—	48.10	11.84	0.94	0.80	0.80	(0.30)	2,277	63
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-26+	10.10	0.03	•	1.29	1.32	0.12		3.20	—	3.32	—	8.10	14.76	1.15	0.91	0.91	0.70	213,395	26
12-31-25	10.64	0.07	•	0.79	0.86	0.08		1.32	—	1.40	—	10.10	9.60	1.03	0.91	0.91	0.65	185,527	26
12-31-24	10.39	0.07	•	1.32	1.39	0.09		1.05	—	1.14	—	10.64	14.32	1.03	0.90	0.90	0.68	180,135	30
12-31-23	10.17	0.08	•	1.39	1.47	0.15		1.10	—	1.25	—	10.39	16.31	1.04	0.90	0.90	0.82	177,936	22
12-31-22	13.70	0.08	•	(2.56)	(2.48)	0.06		0.99	—	1.05	—	10.17	(18.07)	1.03	0.90	0.90	0.69	167,537	18
12-31-21	12.59	0.05	•	2.51	2.56	0.09		1.36	—	1.45	—	13.70	21.60	1.02	0.90	0.90	0.39	219,999	33
Class I
06-30-26+	11.02	0.06	•	1.43	1.49	0.17		3.20	—	3.37	—	9.14	15.12	0.65	0.41	0.41	1.20	447,171	26
12-31-25	11.49	0.12	•	0.87	0.99	0.14		1.32	—	1.46	—	11.02	10.08	0.53	0.41	0.41	1.14	385,015	26
12-31-24	11.13	0.13	•	1.43	1.56	0.15		1.05	—	1.20	—	11.49	14.90	0.53	0.40	0.40	1.18	615,397	30
12-31-23	10.82	0.14	•	1.48	1.62	0.21		1.10	—	1.31	—	11.13	16.83	0.54	0.40	0.40	1.32	598,352	22
12-31-22	14.50	0.14	•	(2.70)	(2.56)	0.13		0.99	—	1.12	—	10.82	(17.61)	0.53	0.40	0.40	1.19	591,369	18
12-31-21	13.24	0.13	•	2.63	2.76	0.14		1.36	—	1.50	—	14.50	22.17	0.52	0.40	0.40	0.89	857,792	33
Class S
06-30-26+	10.73	0.05	•	1.39	1.44	0.09		3.20	—	3.29	—	8.88	14.97	0.90	0.66	0.66	0.95	42,898	26
12-31-25	11.21	0.09	•	0.86	0.95	0.11		1.32	—	1.43	—	10.73	9.92	0.77	0.65	0.65	0.88	33,425	26
12-31-24	10.89	0.10	•	1.39	1.49	0.12		1.05	—	1.17	—	11.21	14.55	0.78	0.65	0.65	0.93	178,931	30
12-31-23	10.61	0.11	•	1.45	1.56	0.17		1.10	—	1.27	—	10.89	16.51	0.79	0.65	0.65	1.07	186,153	22

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class S (continued)
12-31-22	14.22	0.11	•	(2.64)	(2.53)	0.09	0.99	—	1.08	—	10.61	(17.77)	0.78	0.65	0.65	0.94	184,295	18
12-31-21	13.02	0.09	•	2.58	2.67	0.11	1.36	—	1.47	—	14.22	21.80	0.77	0.65	0.65	0.64	254,761	33
Class S2
06-30-26+	10.36	0.04	•	1.33	1.37	0.13	3.20	—	3.33	—	8.40	14.81	1.05	0.81	0.81	0.80	8,274	26
12-31-25	10.87	0.08	•	0.82	0.90	0.09	1.32	—	1.41	—	10.36	9.74	0.93	0.81	0.81	0.75	7,543	26
12-31-24	10.60	0.08	•	1.35	1.43	0.11	1.05	—	1.16	—	10.87	14.36	0.93	0.80	0.80	0.78	7,531	30
12-31-23	10.35	0.09	•	1.42	1.51	0.15	1.10	—	1.25	—	10.60	16.36	0.94	0.80	0.80	0.92	7,495	22
12-31-22	13.90	0.09	•	(2.59)	(2.50)	0.06	0.99	—	1.05	—	10.35	(17.91)	0.93	0.80	0.80	0.78	7,155	18
12-31-21	12.74	0.06	•	2.54	2.60	0.08	1.36	—	1.44	—	13.90	21.68	0.92	0.80	0.80	0.48	10,244	33
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-26+	13.04	0.04	•	2.76	2.80	0.15	1.82	—	1.97	—	13.87	22.36	1.21	0.94	0.94	0.55	132,063	21
12-31-25	13.44	0.06	•	1.17	1.23	0.14	1.49	—	1.63	—	13.04	11.98	1.10	0.93	0.93	0.47	115,062	11
12-31-24	13.14	0.07	•	1.23	1.30	0.11	0.89	—	1.00	—	13.44	10.59	1.06	0.95	0.95	0.51	110,172	13
12-31-23	12.06	0.09	•	1.71	1.80	0.19	0.53	—	0.72	—	13.14	15.94	1.09	0.95	0.95	0.73	109,839	9
12-31-22	16.95	0.07	•	(3.66)	(3.59)	0.04	1.26	—	1.30	—	12.06	(21.02)	1.07	0.95	0.95	0.53	98,127	14
12-31-21	14.94	0.02	•	2.04	2.06	0.05	—	—	0.05	—	16.95	13.81	1.04	0.95	0.95	0.14	131,976	36
Class I
06-30-26+	13.83	0.08	•	2.92	3.00	0.21	1.82	—	2.03	—	14.80	22.57	0.71	0.44	0.44	1.05	242,145	21
12-31-25	14.16	0.13	•	1.24	1.37	0.21	1.49	—	1.70	—	13.83	12.51	0.59	0.43	0.43	0.97	187,834	11
12-31-24	13.79	0.14	•	1.29	1.43	0.17	0.89	—	1.06	—	14.16	11.13	0.56	0.45	0.45	1.00	204,832	13
12-31-23	12.61	0.16	•	1.81	1.97	0.25	0.53	—	0.78	—	13.79	16.68	0.59	0.45	0.45	1.23	228,924	9
12-31-22	17.69	0.14	•	(3.83)	(3.69)	0.13	1.26	—	1.39	—	12.61	(20.69)	0.57	0.45	0.45	1.04	217,487	14
12-31-21	15.57	0.11	•	2.12	2.23	0.11	—	—	0.11	—	17.69	14.34	0.54	0.45	0.45	0.64	274,932	36
Class S
06-30-26+	13.61	0.06	•	2.89	2.95	—	1.82	—	1.82	—	14.74	22.46	0.96	0.69	0.69	0.80	27,794	21
12-31-25	13.97	0.09	•	1.21	1.30	0.17	1.49	—	1.66	—	13.61	12.07	0.81	0.68	0.68	0.69	23,151	11
12-31-24	13.62	0.10	•	1.28	1.38	0.14	0.89	—	1.03	—	13.97	10.82	0.81	0.70	0.70	0.76	254,257	13
12-31-23	12.46	0.12	•	1.79	1.91	0.22	0.53	—	0.75	—	13.62	16.35	0.84	0.70	0.70	0.97	272,263	9
12-31-22	17.47	0.11	•	(3.79)	(3.68)	0.07	1.26	—	1.33	—	12.46	(20.89)	0.82	0.70	0.70	0.77	271,895	14
12-31-21	15.39	0.07	•	2.09	2.16	0.08	—	—	0.08	—	17.47	14.04	0.79	0.70	0.70	0.37	398,676	36
Class S2
06-30-26+	13.24	0.04	•	2.82	2.86	0.16	1.82	—	1.98	—	14.12	22.46	1.11	0.84	0.84	0.64	5,281	21
12-31-25	13.61	0.07	•	1.20	1.27	0.15	1.49	—	1.64	—	13.24	12.07	1.00	0.83	0.83	0.56	4,895	11
12-31-24	13.30	0.08	•	1.24	1.32	0.12	0.89	—	1.01	—	13.61	10.62	0.96	0.85	0.85	0.61	5,159	13
12-31-23	12.18	0.10	•	1.75	1.85	0.20	0.53	—	0.73	—	13.30	16.21	0.99	0.85	0.85	0.82	5,237	9
12-31-22	17.11	0.08	•	(3.70)	(3.62)	0.05	1.26	—	1.31	—	12.18	(21.01)	0.97	0.85	0.85	0.63	4,945	14
12-31-21	15.07	0.04	•	2.06	2.10	0.06	—	—	0.06	—	17.11	13.95	0.94	0.85	0.85	0.23	6,614	36
Voya U.S. Bond Index Portfolio
Class ADV
06-30-26+	9.14	0.15	•	(0.13)	0.02	0.15	—	—	0.15	—	9.01	0.25	1.05	0.87	0.87	3.36	19,726	183
12-31-25	8.91	0.31	•	0.23	0.54	0.31	—	—	0.31	—	9.14	6.18	0.98	0.87	0.87	3.40	19,371	420
12-31-24	9.19	0.30	•	(0.26)	0.04	0.32	—	—	0.32	—	8.91	0.40	0.92	0.86	0.86	3.37	19,352	432
12-31-23	9.09	0.27	•	0.13	0.40	0.30	—	—	0.30	—	9.19	4.51	0.91	0.86	0.86	2.95	20,490	312
12-31-22	10.71	0.20	•	(1.65)	(1.45)	0.17	—	—	0.17	—	9.09	(13.60)	0.88	0.86	0.86	2.05	19,965	464
12-31-21	11.27	0.10	•	(0.35)	(0.25)	0.12	0.19	—	0.31	—	10.71	(2.29)	0.89	0.88	0.88	0.91	25,037	488
Class I
06-30-26+	9.17	0.17	•	(0.12)	0.05	0.18	—	—	0.18	—	9.04	0.50	0.55	0.37	0.37	3.86	494,989	183

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class I (continued)
12-31-25	8.94	0.36	•	0.23	0.59	0.36	—	—	0.36	—	9.17	6.70	0.46	0.36	0.36	3.93	458,724	420
12-31-24	9.23	0.35	•	(0.28)	0.07	0.36	—	—	0.36	—	8.94	0.80	0.42	0.36	0.36	3.87	1,368,332	432
12-31-23	9.13	0.31	•	0.14	0.45	0.35	—	—	0.35	—	9.23	5.03	0.41	0.36	0.36	3.45	1,445,259	312
12-31-22	10.75	0.25	•	(1.65)	(1.40)	0.22	—	—	0.22	—	9.13	(13.10)	0.38	0.36	0.36	2.54	1,300,764	464
12-31-21	11.32	0.15	•	(0.36)	(0.21)	0.17	0.19	—	0.36	—	10.75	(1.87)	0.39	0.38	0.38	1.42	1,682,328	488
Class S
06-30-26+	9.19	0.16	•	(0.12)	0.04	0.16	—	—	0.16	—	9.07	0.49	0.81	0.62	0.62	3.63	23,923	183
12-31-25	8.92	0.33	•	0.28	0.61	0.34	—	—	0.34	—	9.19	6.91	0.69	0.61	0.61	3.68	9,381	420
12-31-24	9.20	0.33	•	(0.27)	0.06	0.34	—	—	0.34	—	8.92	0.65	0.67	0.61	0.61	3.63	184,564	432
12-31-23	9.10	0.29	•	0.13	0.42	0.32	—	—	0.32	—	9.20	4.77	0.66	0.61	0.61	3.20	131,424	312
12-31-22	10.72	0.22	•	(1.65)	(1.43)	0.19	—	—	0.19	—	9.10	(13.37)	0.63	0.61	0.61	2.29	136,210	464
12-31-21	11.29	0.13	•	(0.37)	(0.24)	0.14	0.19	—	0.33	—	10.72	(2.13)	0.64	0.63	0.63	1.16	174,357	488
Class S2
06-30-26+	9.15	0.16	•	(0.13)	0.03	0.16	—	—	0.16	—	9.02	0.30	0.95	0.77	0.77	3.46	1,096	183
12-31-25	8.92	0.32	•	0.23	0.55	0.32	—	—	0.32	—	9.15	6.29	0.88	0.77	0.77	3.50	1,274	420
12-31-24	9.20	0.31	•	(0.26)	0.05	0.33	—	—	0.33	—	8.92	0.50	0.82	0.76	0.76	3.47	938	432
12-31-23	9.10	0.28	•	0.13	0.41	0.31	—	—	0.31	—	9.20	4.62	0.81	0.76	0.76	3.06	928	312
12-31-22	10.72	0.21	•	(1.65)	(1.44)	0.18	—	—	0.18	—	9.10	(13.50)	0.78	0.76	0.76	2.12	910	464
12-31-21	11.29	0.11	•	(0.36)	(0.25)	0.13	0.19	—	0.31	—	10.72	(2.27)	0.79	0.78	0.78	1.02	1,356	488

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The eight series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya International Index Portfolio (“International Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified. However, in seeking to track the performance of an index, a Portfolio may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of an index. As a result, whether at any time a Portfolio will be considered diversified or non-diversified will depend largely on the make-up of an index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

B.	Securities Transactions and Revenue Recognition.

Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares dividends daily and pays dividends, if any, monthly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2026, there were no open OTC derivatives for any Portfolio.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

As of June 30, 2026, there were no forward foreign currency contracts entered into by any Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios’ assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2026, with the exception of U.S. Bond Index, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. U.S. Bond Index purchased and sold futures contracts as part of its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, the Portfolios had an average quarterly notional value on futures contracts purchased and sold as disclosed below.

	Purchased	Sold
International Index	$28,490,178	$—
Russell™ Large Cap Growth Index	3,490,988	—
Russell™ Large Cap Index	2,675,729	—
Russell™ Large Cap Value Index	924,771	—
Russell™ Mid Cap Index	1,991,840	—
Russell™ Small Cap Index	11,805,090	—
U.S. Bond Index	60,584,896	15,039,286

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2026.

J. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed following the Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

As of June 30, 2026, there were no credit default swaps entered into by any Portfolio.

K.  Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L.   Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).

At June 30, 2026, there was no open delayed-delivery or when-issued transactions nor any cash collateral pledged or received by any Portfolio.

N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities were as follows:

	Purchases	Sales
International Index	$90,704,853	$19,531,469
Russell™ Large Cap Growth Index	556,964,603	659,969,886
Russell™ Large Cap Index	80,644,640	106,123,481
Russell™ Large Cap Value Index	101,426,662	110,104,438
Russell™ Mid Cap Growth Index	40,979,586	40,885,144
Russell™ Mid Cap Index	179,358,063	171,078,656
Russell™ Small Cap Index	84,461,196	74,341,595
U.S. Bond Index	21,111,155	15,025,011

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$920,546,134	$839,841,456

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; 0.42% on the next $500 million; and 0.40% thereafter
Russell™ Large Cap Growth Index	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index	0.50% on the first $500 million; 0.48% on the next $500 million;
and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.39% on the first $500 million; 0.37% on the next $500 million; 0.35% on the next $1 billion; 0.33% on the next $2 billion; 0.31% on the next $2 billion; and 0.29% thereafter

Effective May 1, 2026, the Board approved the expiration of the management fee waiver for Russell™ Large Cap Growth Index, Russell™ Large Cap Value Index, and Russell™ Mid Cap Growth Index . Prior to May 1, 2026, the Investment Adviser was contractually obligated to waive 0.10% of the management fee for Russell™ Large Cap Growth Index, Russell™ Large Cap Value Index, and Russell™ Mid Cap Growth Index. Any fees waived or reimbursed were not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S2 shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans”). Under the Plans, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class S shares of the Portfolios have a shareholder services and distribution plan (the “Plan”), whereby the Distributor is

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	International Index	10.70%
	Russell™ Large Cap Growth Index	24.07
	Russell™ Large Cap Value Index	22.94
	Russell™ Mid Cap Growth Index	19.52
Voya Index Solution 2030 Portfolio	U.S. Bond Index	5.49
Voya Index Solution 2035 Portfolio	U.S. Bond Index	17.56
Voya Index Solution 2040 Portfolio	U.S. Bond Index	5.74
Voya Index Solution Income Portfolio	U.S. Bond Index	7.20
Voya Institutional Trust Company	International Index	11.68
	Russell™ Large Cap Growth Index	31.26
	Russell™ Large Cap Index	31.90
	Russell™ Large Cap Value Index	32.86
	Russell™ Mid Cap Index	37.42
	Russell™ Small Cap Index	36.26
Voya Retirement Conservative Portfolio	U.S. Bond Index	6.93
Voya Retirement Insurance and Annuity Company	International Index	24.64
	Russell™ Large Cap Growth Index	26.80
	Russell™ Large Cap Index	60.52
	Russell™ Large Cap Value Index	24.13
	Russell™ Mid Cap Growth Index	57.70
	Russell™ Mid Cap Index	51.24
	Russell™ Small Cap Index	54.45
	U.S. Bond Index	11.50
Voya Retirement Moderate Growth Portfolio	U.S. Bond Index	7.14
Voya Retirement Moderate Portfolio	U.S. Bond Index	16.99

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
International Index	$276,078
Russell™ Large Cap Growth Index	904,490
Russell™ Large Cap Index	950,837
Russell™ Large Cap Value Index	171,680
Russell™ Mid Cap Growth Index	49,910
Russell™ Mid Cap Index	646,259
Russell™ Small Cap Index	400,745
U.S. Bond Index	81,221

During the period ended June 30, 2026, Russell™ Mid Cap Growth Index incurred $175,000 of proxy and solicitation costs associated with its merger with and into Voya

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Russell™ Mid Cap Index Portfolio. The Investment Adviser reimbursed Russell™ Mid Cap Growth Index for the costs associated with the merger.

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. For the period ended June 30, 2026, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 8 — LICENSING FEE

The following Portfolios pay an annual licensing fee to the licensor listed below in order to obtain data and permissions necessary to achieve its principal investment strategy:

Portfolio	Licensor
International Index	MSCI Inc.
RussellTM Large Cap Growth Index, RussellTM Large Cap Index, RussellTM Large Cap Value Index, RussellTM Mid Cap Growth Index, RussellTM Mid Cap Index, and RussellTM Small Cap Index	Frank Russell Company

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
International Index	0.95%	0.45%	0.70%	0.85%
Russell™ Large Cap Growth Index	0.93%	0.43%	0.68%	N/A
Russell™ Large Cap Index	0.86%	0.36%	0.61%	0.76%
Russell™ Large Cap Value Index	0.93%	0.43%	0.68%	N/A
Russell™ Mid Cap Growth Index	N/A	0.40%	0.65%	0.80%
Russell™ Mid Cap Index	0.90%	0.40%	0.65%	0.80%
Russell™ Small Cap Index	0.93%	0.43%	0.68%	0.83%
U.S. Bond Index	0.86%	0.36%	0.61%	0.76%

The Expense Limitation Agreement is contractual through May 1, 2027 for all Portfolios except for Russell™ Mid Cap Growth Index and Russell™ Mid Cap Index. The Expense Limitation Agreement is contractual through May 1, 2028 for Russell™ Mid Cap Growth Index and Russell™ Mid Cap Index. Termination or modification of this obligation requires approval by the Board.

NOTE 10 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2026:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Russell™ Large Cap
Growth Index	1	$1,198,000	4.64%
Russell™ Large Cap Index	3	791,000	4.62

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
International Index
Class ADV
6/30/2026	375,288	—	126,117	(359,981)	—	141,424	5,433,740	—	1,843,825	(5,235,297)	—	2,042,268
12/31/2025	932,797	—	653,621	(29,267,548)	—	(27,681,130)	11,651,775	—	7,849,983	(382,874,834)	—	(363,373,076)
Class I
6/30/2026	7,489,888	—	1,613,299	(2,968,357)	—	6,134,830	112,226,445	—	23,763,901	(44,136,775)	—	91,853,571
12/31/2025	8,083,367	—	1,468,508	(36,645,374)	—	(27,093,499)	101,254,259	—	17,974,541	(470,067,747)	—	(350,838,947)
Class S
6/30/2026	151,213	—	73,864	(381,355)	—	(156,278)	2,231,617	—	1,082,112	(5,571,406)	—	(2,257,677)
12/31/2025	817,931	—	207,771	(8,095,798)	—	(7,070,096)	9,996,467	—	2,524,414	(106,831,634)	—	(94,310,753)
Class S2
6/30/2026	24,222	—	6,322	(29,421)	—	1,123	349,472	—	92,176	(431,778)	—	9,870
12/31/2025	47,136	—	4,050	(50,507)	—	679	592,745	—	49,121	(663,821)	—	(21,955)
Russell™ Large Cap Growth Index
Class ADV
6/30/2026	—	—	38	—	—	38	—	—	2,816	—	—	2,816
12/31/2025	—	—	21	—	—	21	—	—	1,382	—	—	1,382
Class I
6/30/2026	962,182	—	2,474,530	(2,067,547)	—	1,369,165	75,589,130	—	187,297,198	(164,480,919)	—	98,405,409
12/31/2025	2,811,733	—	1,690,935	(4,716,943)	—	(214,275)	217,190,461	—	115,068,117	(370,654,003)	—	(38,395,425)
Class S
6/30/2026	108,091	—	1,061,373	(330,343)	—	839,121	8,398,840	—	79,210,232	(26,540,030)	—	61,069,042
12/31/2025	668,609	—	565,653	(589,341)	—	644,921	51,475,368	—	38,125,044	(46,008,608)	—	43,591,804
Russell™ Large Cap Index
Class ADV
6/30/2026	229,529	—	238,171	(246,412)	—	221,288	10,696,858	—	11,322,637	(11,460,907)	—	10,558,588
12/31/2025	499,248	—	199,749	(435,276)	—	263,721	21,379,571	—	7,512,553	(17,622,067)	—	11,270,057
Class I
6/30/2026	355,168	—	705,181	(954,426)	—	105,923	17,249,108	—	34,539,756	(45,974,074)	—	5,814,790
12/31/2025	1,052,721	—	682,581	(1,948,914)	—	(213,612)	46,078,862	—	26,388,604	(84,942,789)	—	(12,475,323)
Class S
6/30/2026	50,853	—	79,691	(64,407)	—	66,137	2,429,045	—	3,834,741	(3,050,804)	—	3,212,982
12/31/2025	84,856	—	67,258	(229,078)	—	(76,964)	3,597,261	—	2,577,346	(9,995,627)	—	(3,821,020)
Class S2
6/30/2026	1,015	—	622	(264)	—	1,373	50,345	—	31,348	(13,326)	—	68,367
12/31/2025	10,314	—	140	(76)	—	10,378	493,227	—	5,609	(3,467)	—	495,369
Russell™ Large Cap Value Index
Class ADV
6/30/2026	—	—	10	—	—	10	—	—	289	—	—	289
12/31/2025	—	—	72	—	—	72	—	—	1,675	—	—	1,675
Class I
6/30/2026	87,124	—	208,808	(364,797)	—	(68,865)	2,550,537	—	6,170,268	(10,668,874)	—	(1,948,069)
12/31/2025	1,803,108	—	1,503,409	(729,019)	—	2,577,498	58,913,993	—	35,826,240	(20,374,892)	—	74,365,341
Class S
6/30/2026	255,417	—	183,692	(340,573)	—	98,536	7,444,320	—	5,470,334	(10,074,673)	—	2,839,981
12/31/2025	413,261	—	1,221,858	(530,442)	—	1,104,677	11,697,681	—	29,349,032	(15,079,352)	—	25,967,361
Russell™ Mid Cap Growth Index
Class I
6/30/2026	111,889	—	—	(47,018)	—	64,871	5,111,853	—	—	(2,161,690)	—	2,950,163
12/31/2025	89,166	—	67,370	(74,764)	—	81,772	4,234,720	—	3,231,550	(3,681,879)	—	3,784,391
Class S
6/30/2026	19,952	—	—	(98,783)	—	(78,831)	892,446	—	—	(4,433,904)	—	(3,541,458)
12/31/2025	131,146	—	2,385,882	(21,644,753)	—	(19,127,725)	6,282,246	—	113,638,771	(1,026,801,665)	—	(906,880,648)
Class S2
6/30/2026	1,089	—	—	(4,480)	—	(3,391)	49,751	—	—	(198,085)	—	(148,334)
12/31/2025	2,061	—	6,066	(8,073)	—	54	99,845	—	286,419	(398,180)	—	(11,916)
Russell™ Mid Cap Index
Class ADV
6/30/2026	942,893	—	8,015,443	(989,973)	—	7,968,363	9,302,340	—	61,799,063	(9,122,863)	—	61,978,540
12/31/2025	1,019,556	—	2,483,103	(2,062,394)	—	1,440,265	10,203,510	—	22,447,255	(20,861,412)	—	11,789,353
Class I
6/30/2026	3,252,359	—	13,998,794	(3,245,092)	—	14,006,061	35,226,390	—	121,649,518	(33,308,295)	—	123,567,613

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Russell™ Mid Cap Index (continued)
Class I
12/31/2025	5,904,195	—	7,645,553	(32,192,989)	—	(18,643,241)	62,737,936	—	75,232,243	(352,255,471)	—	(214,285,292)
Class S
6/30/2026	692,305	—	1,381,170	(358,269)	—	1,715,206	7,478,603	—	11,670,886	(3,608,963)	—	15,540,526
12/31/2025	505,701	—	2,194,900	(15,545,710)	—	(12,845,109)	5,479,799	—	21,049,092	(166,285,775)	—	(139,756,884)
Class S2
6/30/2026	72,104	—	287,385	(102,978)	—	256,511	744,289	—	2,299,082	(1,104,450)	—	1,938,921
12/31/2025	132,807	—	92,691	(190,034)	—	35,464	1,383,071	—	859,241	(2,016,956)	—	225,356
Russell™ Small Cap Index
Class ADV
6/30/2026	149,607	—	1,285,227	(734,842)	—	699,992	2,049,877	—	16,823,622	(10,013,797)	—	8,859,702
12/31/2025	576,630	—	1,230,462	(1,178,626)	—	628,466	7,169,522	—	13,030,588	(14,733,758)	—	5,466,352
Class I
6/30/2026	1,570,788	—	1,994,861	(794,619)	—	2,771,030	23,181,457	—	27,868,212	(11,496,359)	—	39,553,310
12/31/2025	1,785,649	—	2,120,549	(4,790,826)	—	(884,628)	23,660,214	—	23,750,151	(63,076,019)	—	(15,665,654)
Class S
6/30/2026	215,859	—	215,649	(246,817)	—	184,691	3,121,797	—	3,001,828	(3,546,152)	—	2,577,473
12/31/2025	410,240	—	2,540,042	(19,446,146)	—	(16,495,864)	5,196,195	—	28,092,870	(254,184,053)	—	(220,894,988)
Class S2
6/30/2026	40,139	—	48,124	(83,806)	—	4,457	556,205	—	641,486	(1,209,423)	—	(11,732)
12/31/2025	73,089	—	44,524	(126,906)	—	(9,293)	888,466	—	478,629	(1,613,947)	—	(246,852)
U.S. Bond Index
Class ADV
6/30/2026	202,477	—	36,211	(169,424)	—	69,264	1,830,319	—	328,484	(1,533,519)	—	625,284
12/31/2025	220,671	—	73,717	(346,503)	—	(52,115)	1,993,503	—	668,975	(3,131,039)	—	(468,561)
Class I
6/30/2026	22,383,594	—	999,415	(18,666,701)	—	4,716,308	203,690,038	—	9,101,716	(170,513,193)	—	42,278,561
12/31/2025	31,507,753	—	4,446,589	(138,917,389)	—	(102,963,047)	285,885,758	—	40,412,329	(1,269,616,803)	—	(943,318,716)
Class S
6/30/2026	1,715,758	—	34,470	(132,178)	—	1,618,050	15,550,990	—	313,944	(1,205,258)	—	14,659,676
12/31/2025	1,454,242	—	527,086	(21,654,959)	—	(19,673,631)	13,086,504	—	4,769,124	(198,773,656)	—	(180,918,028)
Class S2
6/30/2026	26,564	—	2,122	(46,528)	—	(17,842)	242,600	—	19,283	(426,321)	—	(164,438)
12/31/2025	54,560	—	3,804	(24,221)	—	34,143	495,889	—	34,575	(219,455)	—	311,009

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of the respective Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

International Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$183,946	$(183,946)	$—
BNP Paribas Financial Markets	1,176,788	(1,176,788)	—
BNP Paribas Securities Corp.	19,387	(19,387)	—
BofA Securities Inc	1,427,752	(1,427,752)	—
Citigroup Global Markets Limited	1,534,418	(1,534,418)	—
Goldman Sachs International	1,381,027	(1,381,027)	—
HSBC Bank PLC	1,923,361	(1,923,361)	—
Jefferies LLC	660,561	(660,561)	—
JP Morgan Securities Plc.	3,023,015	(3,023,015)	—
Macquarie Bank Limited	12,048	(12,048)	—
Merrill Lynch International	919,938	(919,938)	—
Morgan Stanley & Co. International PLC	1,826,586	(1,826,586)	—
Morgan Stanley & Co. LLC	2,471,845	(2,471,845)	—
Nomura Securities International, Inc.	35,976	(35,976)	—
Societe Generale	390,241	(390,241)	—
State Street Bank and Trust Company	2,667,325	(2,667,325)	—
TD Securities (USA) Inc.	16	(16)	—
UBS AG	236,424	(236,424)	—
Total	$19,890,654	$(19,890,654)	$—

(1)	Cash collateral with a fair value of $21,580,628 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$269,855	$(269,855)	$—
Barclays Capital Inc.	305,597	(305,597)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$129,856	$(129,856)	$—
BNP Paribas Prime Brokerage Intl Ltd	115,624	(115,624)	—
Cantor Fitzgerald & Co	110,115	(110,115)	—
Citigroup Global Markets Inc.	579	(579)	—
Deutsche Bank Securities Inc.	146,207	(146,207)	—
HSBC Bank PLC	3,829	(3,829)	—
J.P. Morgan Securities LLC	12,443	(12,443)	—
Janney Montgomery Scott LLC	439,970	(439,970)	—
Morgan Stanley & Co. LLC	12,597	(12,597)	—
National Financial Services LLC	102,164	(102,164)	—
Natixis Securities America LLC	17,342	(17,342)	—
Scotia Capital (USA) INC	144,024	(144,024)	—
UBS AG	24	(24)	—
Wells Fargo Bank NA	592	(592)	—
Total	$1,810,818	$(1,810,818)	$—

(1)	Cash collateral with a fair value of $1,856,327 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,665,394	$(1,665,394)	$—
Barclays Capital Inc.	954,132	(954,132)	—
BMO Capital Markets Corp	284,786	(284,786)	—
BNP Paribas Prime Brokerage Intl Ltd	12,831	(12,831)	—
Citadel Clearing LLC	310,064	(310,064)	—
Citadel Securities LLC	235,383	(235,383)	—
Citigroup Global Markets Inc.	13,774	(13,774)	—
Deutsche Bank Securities Inc.	912,820	(912,820)	—
HSBC Bank PLC	1,240,310	(1,240,310)	—
J.P. Morgan Securities LLC	87,992	(87,992)	—
Janney Montgomery Scott LLC	100,888	(100,888)	—
Mirae Asset Securities (USA) Inc.	923,102	(923,102)	—
Morgan Stanley & Co. LLC	202,333	(202,333)	—
National Financial Services LLC	318,514	(318,514)	—
Natixis Securities America LLC	1,675,250	(1,675,250)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Nomura Securities International, Inc.	$40,554	$(40,554)	$—
Scotia Capital (USA) INC	818,636	(818,636)	—
State Street Bank and Trust Company	275,941	(275,941)	—
UBS AG	807,318	(807,318)	—
Wells Fargo Securities LLC	566,765	(566,765)	—
Total	$11,446,787	$(11,446,787)	$—

(1)	Cash collateral with a fair value of $11,732,147 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$819,204	$(819,204)	$—
BMO Capital Markets Corp	383,241	(383,241)	—
BNP Paribas Prime Brokerage Intl Ltd	5,689,417	(5,689,417)	—
BNP Paribas Securities Corp.	688,770	(688,770)	—
BofA Securities Inc	2,530,222	(2,530,222)	—
CIBC World Markets Corp.	9,453	(9,453)	—
Citadel Clearing LLC	4,668,047	(4,668,047)	—
Citadel Securities LLC	3,007,494	(3,007,494)	—
Citigroup Global Markets Inc.	11,061,209	(11,061,209)	—
Deutsche Bank Securities Inc.	19,169	(19,169)	—
Goldman, Sachs & Co. LLC	931,461	(931,461)	—
HSBC Bank PLC	2,696,899	(2,696,899)	—
J.P. Morgan Securities LLC	1,038,279	(1,038,279)	—
Janney Montgomery Scott LLC	113,672	(113,672)	—
Jefferies LLC	646,361	(646,361)	—
Mizuho Securities USA LLC.	1,123,679	(1,123,679)	—
Morgan Stanley & Co. LLC	4,128,526	(4,128,526)	—
National Bank of Canada Financial Inc	686,882	(686,882)	—
National Financial Services LLC	4,143,798	(4,143,798)	—
Natixis Securities America LLC	5,770,628	(5,770,628)	—
Raymond James & Associates, Inc.	335,253	(335,253)	—
RBC Capital Markets, LLC	9,834	(9,834)	—
Scotia Capital (USA) INC	760,021	(760,021)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
SG Americas Securities, LLC	$438,310	$(438,310)	$—
State Street Bank and Trust Company	1,689,117	(1,689,117)	—
TD Securities (USA) Inc.	1,547,144	(1,547,144)	—
UBS AG	2,552,343	(2,552,343)	—
Wells Fargo Bank NA	7,030,040	(7,030,040)	—
Wells Fargo Securities LLC	5,683,816	(5,683,816)	—
Total	$70,202,289	$(70,202,289)	$—

(1)	Cash collateral with a fair value of $72,619,712 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Bond Index

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$373,617	$(373,617)	$—
Barclays Capital Inc.	96,577	(96,577)	—
BMO Capital Markets Corp	5,179,487	(5,179,487)	—
BNP Paribas	381,216	(381,216)	—
BNP Paribas Prime Brokerage Intl Ltd	651,728	(651,728)	—
BofA Securities Inc	54,629	(54,629)	—
Canadian Imperial Bank of Commerce	657,564	(657,564)	—
Cantor Fitzgerald & Co	9,280	(9,280)	—
CIBC World Markets Corp.	38,441	(38,441)	—
Citadel Securities LLC	9,351	(9,351)	—
Citigroup Global Markets Inc.	422,871	(422,871)	—
Daiwa Capital Markets America Inc.	143,703	(143,703)	—
Deutsche Bank Securities Inc.	80,816	(80,816)	—
Goldman, Sachs & Co. LLC	77,586	(77,586)	—
Mizuho Securities USA LLC.	33,190	(33,190)	—
Morgan Stanley & Co. LLC	3,086,727	(3,086,727)	—
MUFG Securities Americas Inc.	31,391	(31,391)	—
National Bank Financial Inc	705,430	(705,430)	—
Nomura Securities International, Inc.	23,607	(23,607)	—
Scotia Capital (USA) INC	29,525	(29,525)	—
TD Securities (USA) Inc.	10,546	(10,546)	—
Truist Securities INC	80,731	(80,731)	—
UBS AG	32,194	(32,194)	—
US Bancorp Investments	232,667	(232,667)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Wells Fargo Securities LLC	$482,517	$(482,517)	$—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Total	$12,925,391	$(12,925,391)	$—

(1)	Cash collateral with a fair value of $13,256,792 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), in-kind sales, paydown gains, spin-offs and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Return of Capital	Ordinary Income	Long-term Capital Gains
International Index	$28,398,059	$—	$—	$31,960,733	$—
Russell™ Large Cap Growth Index	6,982,709	146,211,834	—	33,176,414	35,737,600
Russell™ Large Cap Index	13,973,905	22,510,207	—	20,873,880	—
Russell™ Large Cap Value Index	21,199,688	43,977,259	—	45,554,961	—
Russell™ Mid Cap Growth Index	134,754	72,194,570	44,827,416	1,605,543	—
Russell™ Mid Cap Index	16,934,691	102,653,140	—	11,838,288	85,770,101
Russell™ Small Cap Index	9,161,633	56,190,605	—	6,117,582	37,520,890
U.S. Bond Index	46,139,936	—	—	63,083,948	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)

International Index	$26,774,993	$—	$349,792,885	$(17,537,927)	Short-term	$335,327,756
				(23,702,195)	Long-term
				$(41,240,122)
Russell™ Large Cap Growth Index	27,639,712	238,503,248	1,154,750,791	—	—	1,420,893,751
Russell™ Large Cap Index	6,955,612	42,182,525	830,956,480	—	—	880,094,617
Russell™ Large Cap Value Index	5,937,623	5,700,352	128,200,461	—	—	139,838,436
Russell™ Mid Cap Growth Index	—	—	36,455,820	—	—	36,455,820
Russell™ Mid Cap Index	18,939,234	178,475,348	327,486,300	—	—	524,900,882
Russell™ Small Cap Index	5,319,127	43,014,591	166,236,783	—	—	214,570,501
U.S. Bond Index	2,841,582	—	(11,849,576)	(2,878,317)	Short-term	(337,636,665)
				(325,750,354)	Long-term
				$(328,628,671)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 17 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2026, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Russell Mid Cap Growth Index
Class I	$0.0584	$-	$20.7263	July 9, 2026	July 8, 2026
Class S	$0.0049	$-	$20.7263	July 9, 2026	July 8, 2026
Class S2	$-	$-	$20.7263	July 9, 2026	July 8, 2026

U.S. Bond Index
Class ADV	$0.0262	$-	$-	July 31, 2026	Daily
Class I	$0.0301	$-	$-	July 31, 2026	Daily
Class S	$0.0283	$-	$-	July 31, 2026	Daily
Class S2	$0.0270	$-	$-	July 31, 2026	Daily

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

Reorganization: On close of business July 10, 2026, Russell™ Mid Cap Growth Index merged with and into Russell™ Mid Cap Index.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 96.5%
	Australia: 7.0%
95,684	ANZ Group Holdings Ltd.	$2,335,105	0.3
41,605	APA Group	291,506	0.0
17,230	Aristocrat Leisure Ltd.	730,162	0.1
6,203	ASX Ltd.	228,910	0.0
161,307	BHP Group Ltd. - Class DI	6,655,564	0.9
42,860	Brambles Ltd.	578,698	0.1
11,673 (1)	CAR Group Ltd.	208,375	0.0
2,076	Cochlear Ltd.	174,375	0.0
42,637	Coles Group Ltd.	718,153	0.1
53,123	Commonwealth Bank of Australia	6,054,108	0.9
16,525	Computershare Ltd.	437,630	0.1
15,406	CSL Ltd.	1,229,161	0.2
64,476	Evolution Mining Ltd.	533,135	0.1
51,314	Fortescue Metals Group Ltd.	683,002	0.1
298,027	Glencore PLC	2,032,081	0.3
63,288	Goodman Group	1,365,512	0.2
70,876	Insurance Australia Group Ltd.	396,405	0.1
70,656	Lottery Corp. Ltd.	280,879	0.0
28,756 (2)	Lynas Rare Earths Ltd.	360,825	0.1
11,494	Macquarie Group Ltd.	1,998,158	0.3
87,425	Medibank Pvt Ltd.	300,371	0.0
97,380	National Australia Bank Ltd.	2,557,074	0.4
43,159	Northern Star Resources Ltd.	571,410	0.1
54,688	Origin Energy Ltd.	415,686	0.1
99,724 (1)(2)	Pilbara Minerals Ltd.	349,456	0.0
1,824	Pro Medicus Ltd.	257,865	0.0
23,538	Qantas Airways Ltd.	172,940	0.0
47,674	QBE Insurance Group Ltd.	829,294	0.1
1,672	REA Group Ltd.	161,070	0.0
11,803 (1)	Rio Tinto Ltd.	1,420,131	0.2
33,862	Rio Tinto PLC	3,203,516	0.5
103,099	Santos Ltd.	511,461	0.1
165,801	Scentre Group	441,957	0.1
6,460	SGH Ltd.	208,663	0.0
163,265 (1)	Sigma Healthcare Ltd.	310,867	0.0
14,483	Sonic Healthcare Ltd.	208,420	0.0
142,422	South32 Ltd. - Class DI	386,732	0.1
76,897	Stockland	216,849	0.0
34,375	Suncorp Group Ltd.	458,601	0.1
124,852	Telstra Group Ltd.	437,839	0.1
99,049	Transurban Group	984,836	0.1
123,966	Vicinity Ltd.	220,886	0.0
10,854 (1)	Washington H Soul Pattinson & Co. Ltd.	346,944	0.0
36,039	Wesfarmers Ltd.	2,255,433	0.3
108,576	Westpac Banking Corp.	2,645,520	0.4
6,219	WiseTech Global Ltd.	142,674	0.0
60,350	Woodside Energy Group Ltd. (WDS)	1,167,108	0.2
38,779	Woolworths Group Ltd.	1,071,457	0.2
		49,546,804	7.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Austria: 0.4%
2,322 (3)	BAWAG Group AG	$465,522	0.1
9,774	Erste Group Bank AG	1,308,128	0.2
4,675	OMV AG	293,783	0.1
4,177	Raiffeisen Bank International AG	267,022	0.0
2,162	Verbund AG	137,013	0.0
		2,471,468	0.4
	Belgium: 0.9%
4,736	Ageas SA	378,930	0.1
28,526	Anheuser-Busch InBev SA	2,357,090	0.4
682	D'ieteren Group	133,133	0.0
1,385	Elia Group SA	220,545	0.0
636 (1)	Financiere de Tubize SA	168,023	0.0
2,303	Groupe Bruxelles Lambert NV	209,986	0.0
7,292	KBC Group NV	995,950	0.2
13 (1)	Lotus Bakeries NV	172,422	0.0
509 (1)	Sofina SA	129,637	0.0
2,244 (1)	Syensqo SA	165,914	0.0
3,859	UCB SA	1,155,269	0.2
		6,086,899	0.9
	Brazil: 0.0%
5,107	Yara International ASA	224,595	0.0

	Chile: 0.1%
10,953	Antofagasta PLC	555,901	0.1

	China: 0.4%
117,417	BOC Hong Kong Holdings Ltd.	637,168	0.1
41,535	Prosus NV	1,804,839	0.3
43,000	SITC International Holdings Co. Ltd.	172,497	0.0
50,276	Wilmar International Ltd.	140,314	0.0
82,000	Yangzijiang Shipbuilding Holdings Ltd.	217,530	0.0
		2,972,348	0.4
	Côte d'Ivoire: 0.1%
6,772	Endeavour Mining PLC	331,700	0.1

	Czechia: 0.0%
4,714 (1)(2)	CSG NV	68,803	0.0

	Denmark: 1.6%
2,984	Carlsberg AS - Class B	390,485	0.1
4,004	Coloplast A/S - Class B	228,045	0.0
19,880	Danske Bank A/S	1,065,620	0.2
2,662 (2)	Demant A/S	109,340	0.0
6,106	DSV A/S	1,452,943	0.2
1,938 (2)	Genmab A/S	531,307	0.1
102,237	Novo Nordisk A/S - Class B	4,910,132	0.7
11,186	Novozymes A/S - Class B	706,045	0.1
14,533 (2)(3)	Orsted AS	326,697	0.1
2,357	Pandora A/S	270,788	0.0
2,987	ROCKWOOL A/S - Class B	95,805	0.0
9,608	Tryg A/S	218,707	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Denmark (continued)
30,455	Vestas Wind Systems A/S	$862,284	0.1
		11,168,198	1.6
	Finland: 1.2%
4,515 (1)	Elisa Oyj	189,481	0.0
14,100	Fortum Oyj	326,195	0.1
8,670	Kesko Oyj - Class B	193,837	0.0
10,430 (1)	Kone Oyj - Class B	593,309	0.1
20,456	Metso Oyj	355,708	0.1
13,430	Neste Oyj	438,488	0.1
159,499	Nokia Oyj	2,127,108	0.3
11,072	Nordea Bank Abp - EUR	210,112	0.0
86,402	Nordea Bank Abp - SEK	1,637,583	0.2
3,480	Orion Oyj - Class B	285,872	0.0
75,844	Sampo Oyj - Class A	796,507	0.1
17,342 (1)	Stora Enso Oyj - Class R	185,000	0.0
16,753	UPM-Kymmene Oyj	444,077	0.1
15,497	Wartsila Oyj Abp	591,862	0.1
		8,375,139	1.2
	France: 7.9%
1,682 (2)	Abivax SA	221,838	0.0
5,961	Accor SA	345,766	0.0
1,011 (1)	Aeroports de Paris	131,829	0.0
20,228	Air Liquide SA	4,005,675	0.6
18,863	Airbus SE	4,196,849	0.6
11,000 (1)(2)	Alstom SA	192,175	0.0
1,965 (3)	Amundi SA	188,628	0.0
49,774	AXA SA	2,494,139	0.4
10,880 (3)	Ayvens SA	143,315	0.0
1,278 (1)	BioMerieux	100,324	0.0
31,473	BNP Paribas SA	3,675,818	0.5
19,428 (1)	Bollore SE	90,076	0.0
7,033	Bouygues SA	392,748	0.1
9,985	Bureau Veritas SA	305,827	0.0
4,855	Capgemini SE	487,404	0.1
18,699	Carrefour SA	347,145	0.1
14,137	Cie de Saint-Gobain	1,281,972	0.2
19,645	Cie Generale des Etablissements Michelin SCA	758,889	0.1
1,722	Covivio SA/France	105,442	0.0
28,817	Credit Agricole SA	579,597	0.1
20,008	Danone SA	1,635,415	0.2
537	Dassault Aviation SA	176,395	0.0
21,298	Dassault Systemes SE	434,419	0.1
2,178	Eiffage SA	321,265	0.0
56,496	Engie SA	1,778,179	0.3
9,560	EssilorLuxottica SA	1,795,091	0.3
1,421	Gecina SA - Class C	119,395	0.0
7,779	Getlink SE	165,354	0.0
821	Hermes International	1,501,353	0.2
1,054	Ipsen SA	203,125	0.0
2,265	Kering SA	640,691	0.1
6,830	Klepierre SA	285,449	0.0
8,117	Legrand SA	1,375,375	0.2
7,625	L'Oreal SA	3,342,459	0.5
7,899	LVMH Moet Hennessy Louis Vuitton SE	4,368,608	0.6
59,110	Orange SA	1,114,739	0.2
6,225 (1)	Pernod Ricard SA	452,480	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	France (continued)
7,266 (1)	Publicis Groupe SA	$718,045	0.1
5,929	Renault SA	170,324	0.0
7,050	Rexel SA	308,863	0.0
10,956	Safran SA	4,317,537	0.6
927	Sartorius Stedim Biotech	192,216	0.0
20,284	Societe Generale SA	1,795,334	0.3
2,433 (1)	Sodexo SA	140,726	0.0
2,942	Thales SA	756,096	0.1
62,523	TotalEnergies SE	4,834,606	0.7
3,432	Unibail-Rodamco-Westfield	401,636	0.1
18,837	Veolia Environnement SA	784,959	0.1
14,787	Vinci SA	2,159,606	0.3
		56,335,196	7.9
	Germany: 8.2%
5,143	Adidas AG	1,055,492	0.2
12,076	Allianz SE	5,716,131	0.8
28,333	BASF SE	1,514,481	0.2
31,187	Bayer AG	1,724,891	0.3
8,818	Bayerische Motoren Werke AG	578,888	0.1
2,859 (1)	Beiersdorf AG	246,227	0.0
3,630 (1)	Brenntag SE	220,730	0.0
20,580 (1)	Commerzbank AG	876,595	0.1
3,492	Continental AG	288,945	0.1
1,810	CTS Eventim AG & Co. KGaA	105,719	0.0
14,582	Daimler Truck Holding AG	703,274	0.1
57,618	Deutsche Bank AG	1,951,342	0.3
5,766	Deutsche Boerse AG	1,572,670	0.2
19,035	Deutsche Lufthansa AG	218,119	0.0
29,205	Deutsche Post AG, Reg	1,775,554	0.3
108,999	Deutsche Telekom AG, Reg	2,971,771	0.4
71,270	E.ON SE	1,465,584	0.2
8,136	Evonik Industries AG	147,631	0.0
5,994	Fresenius Medical Care AG & Co. KGaA	271,352	0.0
13,410	Fresenius SE & Co. KGaA	612,653	0.1
4,651	GEA Group AG	319,364	0.1
1,914	Hannover Rueck SE	530,054	0.1
4,199	Heidelberg Materials AG	801,041	0.1
2,858	Henkel AG & Co. KGaA	226,177	0.0
1,959	Hensoldt AG	152,164	0.0
464	Hochtief AG	268,956	0.0
41,456	Infineon Technologies AG	3,905,222	0.6
2,027	Knorr-Bremse AG	235,860	0.0
22,925	Mercedes-Benz Group AG	1,153,094	0.2
4,103	Merck KGaA	687,844	0.1
1,711	MTU Aero Engines AG	712,977	0.1
4,147	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,315,928	0.3
1,781	Nemetschek SE	108,429	0.0
158	Rational AG	115,748	0.0
1,478	Rheinmetall AG	1,681,636	0.2

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
20,427	RWE AG	$1,321,010	0.2
33,149	SAP SE	5,109,841	0.7
2,195 (3)	Scout24 SE	181,646	0.0
23,583	Siemens AG, Reg	7,582,080	1.1
24,602	Siemens Energy AG	4,690,146	0.7
10,742 (3)	Siemens Healthineers AG	418,964	0.1
4,215	Symrise AG	422,805	0.1
1,867	Talanx AG	236,146	0.0
22,893	Vonovia SE	564,756	0.1
6,643 (2)(3)	Zalando SE	192,487	0.0
		57,952,424	8.2
	Guatemala: 0.0%
2,921	Millicom International Cellular SA	265,110	0.0

	Hong Kong: 1.5%
333,499	AIA Group Ltd.	3,053,262	0.4
55,199	CK Asset Holdings Ltd.	311,844	0.1
19,402	CK Infrastructure Holdings Ltd.	147,925	0.0
52,365	CLP Holdings Ltd.	489,446	0.1
1,544	Futu Holdings Ltd., ADR	144,735	0.0
42,059	Henderson Land Development Co. Ltd.	133,400	0.0
106,867	HKT Trust & HKT Ltd. - Stapled Security	158,991	0.0
352,181 (1)	Hong Kong & China Gas Co. Ltd.	292,478	0.0
38,188	Hong Kong Exchanges & Clearing Ltd.	1,776,771	0.3
30,433	Hongkong Land Holdings Ltd.	217,900	0.0
83,032	Link REIT	387,456	0.1
49,644 (1)	MTR Corp. Ltd.	193,614	0.0
43,845 (1)	Power Assets Holdings Ltd.	319,490	0.1
80,124	Prudential PLC	1,064,211	0.2
118,626	Sino Land Co. Ltd.	155,808	0.0
41,471	Sun Hung Kai Properties Ltd.	596,906	0.1
11,120	Swire Pacific Ltd. - Class A	116,154	0.0
43,500	Techtronic Industries Co. Ltd.	723,908	0.1
242,000 (3)	WH Group Ltd.	256,596	0.0
47,361	Wharf Real Estate Investment Co. Ltd.	129,342	0.0
		10,670,237	1.5
	Indonesia: 0.0%
5,104	Jardine Matheson Holdings Ltd.	315,151	0.0

	Ireland: 0.4%
5,115	AerCap Holdings NV	745,665	0.1
67,305	AIB Group PLC	790,998	0.1
30,176	Bank of Ireland Group PLC	601,193	0.1
5,070	Kerry Group PLC - Class A	465,073	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Ireland (continued)
4,863	Kingspan Group PLC	$444,722	0.0
		3,047,651	0.4
	Israel: 1.1%
1,369 (1)	Azrieli Group Ltd.	185,607	0.0
41,587	Bank Hapoalim BM	959,224	0.1
46,911	Bank Leumi Le-Israel BM	1,049,803	0.2
2,457 (2)	Check Point Software Technologies Ltd.	322,923	0.0
887	Elbit Systems Ltd.	674,452	0.1
4,419 (2)	Enlight Renewable Energy Ltd.	390,232	0.1
3,719	Harel Insurance Investments & Financial Services Ltd.	195,914	0.0
22,311	ICL Group Ltd.	111,911	0.0
38,839	Israel Discount Bank Ltd. - Class A	384,558	0.1
4,904	Mizrahi Tefahot Bank Ltd.	324,800	0.0
969 (2)	Nova Ltd.	515,346	0.1
5,358 (2)	OPC Energy Ltd.	165,953	0.0
7,224	Phoenix Financial Ltd.	399,407	0.1
36,963 (2)	Teva Pharmaceutical Industries Ltd., ADR	1,252,306	0.2
3,548 (2)	Tower Semiconductor Ltd.	918,638	0.1
		7,851,074	1.1
	Italy: 3.2%
25,829 (1)	Assicurazioni Generali SpA	1,259,234	0.2
6,443	Banca Mediolanum SpA	160,567	0.0
60,283	Banca Monte dei Paschi di Siena SpA	749,160	0.1
36,074	Banco BPM SpA	623,803	0.1
49,669	BPER Banca	780,352	0.1
6,363	Coca-Cola HBC AG - Class DI	414,779	0.1
18,990 (1)	Davide Campari-Milano NV	118,298	0.0
242,053	Enel SpA	2,776,432	0.4
57,673	Eni SpA	1,353,100	0.2
3,848	Ferrari NV	1,430,278	0.2
19,424	FinecoBank Banca Fineco SpA	488,395	0.1
442,224	Intesa Sanpaolo SpA	3,039,522	0.4
19,358	Italgas SpA	224,170	0.0
12,847	Leonardo SpA	689,758	0.1
6,979	Moncler SpA	406,157	0.0
14,512 (1)	Poste Italiane SpA	475,026	0.1
8,939	Prysmian SpA	1,504,815	0.2
3,286	Recordati Industria Chimica e Farmaceutica SpA	192,621	0.0
13,255	Ryanair Holdings PLC	414,333	0.1
64,013	Snam SpA	462,116	0.1
54,056 (2)	Telecom Italia SpA/Milano	492,191	0.1
44,664	Terna - Rete Elettrica Nazionale	521,543	0.1
43,082	UniCredit SpA	3,860,942	0.5

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Italy (continued)
11,388	Unipol Gruppo SpA	$318,299	0.0
		22,755,891	3.2
	Japan: 22.9%
23,200	Advantest Corp.	4,772,900	0.7
68,440	Aeon Co. Ltd.	566,009	0.1
6,021 (1)	AGC, Inc.	260,163	0.0
14,333	Aisin Corp.	194,595	0.0
27,156	Ajinomoto Co., Inc.	990,085	0.1
5,089	ANA Holdings, Inc.	93,165	0.0
44,674	Asahi Group Holdings Ltd.	424,701	0.1
39,053	Asahi Kasei Corp.	434,351	0.1
21,500	Asics Corp.	584,772	0.1
54,620	Astellas Pharma, Inc.	730,633	0.1
15,879	Bandai Namco Holdings, Inc.	368,092	0.1
33,886 (1)	Bridgestone Corp.	714,507	0.1
25,393	Canon, Inc.	650,324	0.1
8,400	Capcom Co. Ltd.	154,521	0.0
23,840	Central Japan Railway Co.	508,866	0.1
17,366	Chiba Bank Ltd.	266,030	0.0
21,042	Chubu Electric Power Co., Inc.	397,575	0.1
21,318	Chugai Pharmaceutical Co. Ltd.	984,747	0.1
30,609	Concordia Financial Group Ltd.	329,643	0.0
11,348	Dai Nippon Printing Co. Ltd.	208,219	0.0
9,900	Daifuku Co. Ltd.	438,571	0.1
109,232	Dai-ichi Life Holdings, Inc.	1,192,677	0.2
54,079	Daiichi Sankyo Co. Ltd.	869,604	0.1
8,398	Daikin Industries Ltd.	1,281,021	0.2
9,005	Daito Trust Construction Co. Ltd.	172,025	0.0
17,754	Daiwa House Industry Co. Ltd.	481,075	0.1
39,821	Daiwa Securities Group, Inc.	394,935	0.1
50,868	Denso Corp.	585,694	0.1
2,800	Disco Corp.	1,456,655	0.2
30,599	East Japan Railway Co.	639,459	0.1
14,500	Ebara Corp.	567,857	0.1
8,079	Eisai Co. Ltd.	203,657	0.0
81,664	ENEOS Holdings, Inc.	604,507	0.1
29,665	FANUC Corp.	1,365,958	0.2
6,026	Fast Retailing Co. Ltd.	3,087,387	0.4
4,423	Fuji Electric Co. Ltd.	374,649	0.1
35,580	FUJIFILM Holdings Corp.	761,179	0.1
47,900	Fujikura Ltd.	1,898,846	0.3
53,830	Fujitsu Ltd.	1,069,602	0.2
21,000	Furukawa Electric Co. Ltd.	631,621	0.1
7,157	Hankyu Hanshin Holdings, Inc.	188,310	0.0
600	Hikari Tsushin, Inc.	131,841	0.0
140,355	Hitachi Ltd.	3,884,479	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
115,126	Honda Motor Co. Ltd.	$1,037,028	0.1
10,737	Hoya Corp.	1,731,893	0.2
14,664 (1)	Hulic Co. Ltd.	153,549	0.0
7,400	Ibiden Co. Ltd.	1,117,262	0.2
24,575	Idemitsu Kosan Co. Ltd.	181,543	0.0
30,900	IHI Corp.	521,692	0.1
28,016 (1)	Inpex Corp.	565,313	0.1
16,468	Isuzu Motors Ltd.	219,291	0.0
176,080	ITOCHU Corp.	2,009,538	0.3
30,228	Japan Exchange Group, Inc.	382,563	0.1
56,800	Japan Post Bank Co. Ltd.	1,081,038	0.2
53,500	Japan Post Holdings Co. Ltd.	719,102	0.1
17,200	Japan Post Insurance Co. Ltd.	162,581	0.0
34,902	Japan Tobacco, Inc.	1,287,866	0.2
18,302 (1)	JFE Holdings, Inc.	176,697	0.0
17,400	JX Advanced Metals Corp.	480,227	0.1
12,554	Kajima Corp.	457,631	0.1
30,062	Kansai Electric Power Co., Inc.	424,832	0.1
28,750 (1)	Kao Corp.	569,787	0.1
23,300	Kawasaki Heavy Industries Ltd.	421,662	0.1
11,200 (1)	Kawasaki Kisen Kaisha Ltd.	171,668	0.0
93,102	KDDI Corp.	1,563,900	0.2
5,988	Keyence Corp.	3,026,858	0.4
21,570	Kikkoman Corp.	221,272	0.0
10,000 (2)	Kioxia Holdings Corp.	5,812,299	0.8
24,656 (1)	Kirin Holdings Co. Ltd.	425,222	0.1
27,283	Komatsu Ltd.	1,065,332	0.2
3,066	Konami Group Corp.	335,871	0.0
30,722	Kubota Corp.	514,055	0.1
37,176	Kyocera Corp.	824,491	0.1
7,314 (1)	Kyowa Kirin Co. Ltd.	116,408	0.0
2,500	Lasertec Corp.	794,096	0.1
6,908	Makita Corp.	248,420	0.0
44,856	Marubeni Corp.	1,307,713	0.2
10,400	MINEBEA MITSUMI, Inc.	308,494	0.0
37,748	Mitsubishi Chemical Group Corp.	264,876	0.0
95,879	Mitsubishi Corp.	2,564,973	0.4
60,361	Mitsubishi Electric Corp.	2,213,710	0.3
32,827	Mitsubishi Estate Co. Ltd.	837,128	0.1
27,976	Mitsubishi HC Capital, Inc.	227,250	0.0
101,790	Mitsubishi Heavy Industries Ltd.	2,312,944	0.3
339,106	Mitsubishi UFJ Financial Group, Inc.	6,755,987	1.0
75,002	Mitsui & Co. Ltd.	2,094,279	0.3
78,757	Mitsui Fudosan Co. Ltd.	729,953	0.1
1,700	Mitsui Mining & Smelting Co. Ltd.	454,903	0.1
10,600 (1)	Mitsui OSK Lines Ltd.	339,565	0.1
75,106	Mizuho Financial Group, Inc.	3,607,252	0.5

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
37,862	MS&AD Insurance Group Holdings, Inc.	$981,382	0.1
51,432	Murata Manufacturing Co. Ltd.	3,692,036	0.5
39,000	NEC Corp.	941,550	0.1
9,300 (1)	Nexon Co. Ltd.	123,598	0.0
26,468 (2)	NIDEC Corp.	435,047	0.1
34,740	Nintendo Co. Ltd.	1,460,470	0.2
240	Nippon Building Fund, Inc.	186,163	0.0
30,085	Nippon Paint Holdings Co. Ltd.	196,232	0.0
5,525	Nippon Sanso Holdings Corp.	204,944	0.0
153,500	Nippon Steel Corp.	508,566	0.1
957,200	Nippon Telegraph & Telephone Corp.	851,457	0.1
12,309 (1)	Nippon Yusen KK	398,127	0.1
72,992 (1)(2)	Nissan Motor Co. Ltd.	135,141	0.0
12,330	Nitori Holdings Co. Ltd.	182,710	0.0
21,510	Nitto Denko Corp.	423,183	0.1
93,126	Nomura Holdings, Inc.	817,640	0.1
11,968	Nomura Research Institute Ltd.	335,750	0.0
19,615	Obayashi Corp.	396,390	0.1
10,300	Obic Co. Ltd.	241,894	0.0
33,628	Olympus Corp.	352,125	0.1
34,300 (1)	Oriental Land Co. Ltd./Japan	522,319	0.1
34,763	ORIX Corp.	1,324,176	0.2
10,665	Osaka Gas Co. Ltd.	359,340	0.1
7,044 (1)	Otsuka Corp.	120,596	0.0
13,346	Otsuka Holdings Co. Ltd.	888,299	0.1
60,540	Pan Pacific International Holdings Corp.	306,850	0.0
74,031	Panasonic Holdings Corp.	2,082,743	0.3
44,370 (2)	Rakuten Group, Inc.	207,105	0.0
42,100	Recruit Holdings Co. Ltd.	2,929,275	0.4
54,900	Renesas Electronics Corp.	1,694,700	0.2
65,913	Resona Holdings, Inc.	859,376	0.1
5,600 (1)	Resonac Holdings Corp.	622,935	0.1
15,900	Ryohin Keikaku Co. Ltd.	347,543	0.1
30,100 (1)	Sanrio Co. Ltd.	203,635	0.0
16,640	SBI Holdings, Inc.	272,876	0.0
4,900	SCREEN Holdings Co. Ltd.	549,667	0.1
12,512	Secom Co. Ltd.	497,054	0.1
6,500 (1)	Seibu Holdings, Inc.	127,334	0.0
18,885 (1)	Sekisui House Ltd.	392,612	0.1
59,913	Seven & i Holdings Co. Ltd.	718,499	0.1
2,255	Shimano, Inc.	240,519	0.0
15,500	Shimizu Corp.	245,459	0.0
51,945	Shin-Etsu Chemical Co. Ltd.	2,264,256	0.3
23,996	Shionogi & Co. Ltd.	410,008	0.1
12,662	Shiseido Co. Ltd.	204,377	0.0
1,736	SMC Corp.	776,142	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
913,500	SoftBank Corp.	$1,166,475	0.2
117,868	SoftBank Group Corp.	4,372,113	0.6
25,939	Sompo Holdings, Inc.	985,430	0.1
185,450	Sony Group Corp.	3,732,008	0.5
16,335	Subaru Corp.	238,986	0.0
128,920	Sumitomo Corp.	1,239,137	0.2
90,732	Sumitomo Electric Industries Ltd.	1,683,725	0.2
7,580	Sumitomo Metal Mining Co. Ltd.	351,565	0.1
115,453	Sumitomo Mitsui Financial Group, Inc.	4,525,649	0.6
19,970	Sumitomo Mitsui Trust Holdings, Inc.	745,679	0.1
18,592	Sumitomo Realty & Development Co. Ltd.	431,655	0.1
3,934 (1)	Suntory Beverage & Food Ltd.	109,626	0.0
49,876	Suzuki Motor Corp.	603,287	0.1
13,911	T&D Holdings, Inc.	414,935	0.1
4,561	Taisei Corp.	403,751	0.1
50,522	Takeda Pharmaceutical Co. Ltd.	1,610,371	0.2
60,180	TDK Corp.	1,350,098	0.2
42,256	Terumo Corp.	577,113	0.1
16,800	Toho Co. Ltd./Tokyo	134,373	0.0
56,764	Tokio Marine Holdings, Inc.	2,495,846	0.4
14,195	Tokyo Electron Ltd.	6,882,505	1.0
9,372	Tokyo Gas Co. Ltd.	354,878	0.1
6,916	TOPPAN Holdings, Inc.	219,291	0.0
40,203	Toray Industries, Inc.	281,607	0.0
300,890	Toyota Motor Corp.	5,040,662	0.7
20,262	Toyota Tsusho Corp.	754,195	0.1
34,434	Unicharm Corp.	199,543	0.0
13,042	West Japan Railway Co.	218,437	0.0
28,312 (1)	Yamaha Motor Co. Ltd.	214,979	0.0
7,073	Yokogawa Electric Corp.	248,568	0.0
81,144	Z Holdings Corp.	215,970	0.0
3,000	Zensho Holdings Co. Ltd.	149,357	0.0
		162,739,435	22.9
	Luxembourg: 0.2%
13,531	ArcelorMittal SA	815,822	0.1
6,558 (1)(3)	CVC Capital Partners PLC	95,403	0.0
3,652	Eurofins Scientific SE	285,785	0.1
		1,197,010	0.2
	Macao: 0.1%
62,159	Galaxy Entertainment Group Ltd.	234,000	0.1
77,202	Sands China Ltd.	128,813	0.0
		362,813	0.1
	Mexico: 0.0%
5,790	Fresnillo PLC	210,857	0.0

	Netherlands: 5.9%
19,599	ABN AMRO Bank NV	833,579	0.1
851 (2)(3)	Adyen NV	798,335	0.1
4,887 (1)	Akzo Nobel NV	332,344	0.0

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands (continued)
1,964 (2)	Argenx SE	$1,820,355	0.3
1,488	ASM International, N.V.	1,711,166	0.2
12,322	ASML Holding NV	24,399,642	3.4
4,979	ASR Nederland NV	376,017	0.1
2,254	BE Semiconductor Industries NV	744,386	0.1
2,469 (3)	Euronext NV	394,918	0.1
2,775 (1)	EXOR NV	212,597	0.0
3,777	Heineken Holding NV	287,618	0.0
9,142	Heineken NV	767,583	0.1
92,705	ING Groep NV	2,925,140	0.4
28,071	Koninklijke Ahold Delhaize NV	1,129,640	0.2
121,501	Koninklijke KPN NV	600,064	0.1
25,093	Koninklijke Philips, N.V.	682,393	0.1
15,549 (2)	Magnum Ice Cream Co. NV	270,626	0.0
6,411 (2)	Nebius Group NV - Class A	1,770,526	0.3
8,349	NN Group NV	731,945	0.1
32,100	Universal Music Group NV	672,478	0.1
7,172	Wolters Kluwer NV	463,738	0.1
		41,925,090	5.9
	New Zealand: 0.2%
53,965	Auckland International Airport Ltd.	256,170	0.1
29,443	Contact Energy Ltd.	155,921	0.0
18,643	Fisher & Paykel Healthcare Corp. Ltd.	414,143	0.1
28,267	Infratil Ltd.	247,964	0.0
42,039	Meridian Energy Ltd.	139,064	0.0
5,093 (2)	Xero Ltd.	256,037	0.0
		1,469,299	0.2
	Nigeria: 0.0%
24,082 (3)	Airtel Africa PLC	104,692	0.0

	Norway: 0.5%
9,932	Aker BP ASA	303,021	0.1
25,798	DNB Bank ASA	768,065	0.1
22,320	Equinor ASA	703,825	0.1
6,349	Gjensidige Forsikring ASA	171,859	0.0
13,263	Kongsberg Gruppen ASA	399,692	0.1
13,672	Mowi ASA	252,565	0.0
40,824	Norsk Hydro ASA	369,407	0.1
22,819	Orkla ASA	239,911	0.0
2,152	Salmar ASA	100,717	0.0
19,547	Telenor ASA	280,019	0.0
29,423	Var Energi ASA	121,911	0.0
		3,710,992	0.5
	Poland: 0.0%
7,936 (2)	InPost SA	139,857	0.0

	Portugal: 0.2%
255,914	Banco Comercial Portugues SA - Class R	302,795	0.1
92,974	EDP - Energias de Portugal SA	485,687	0.1
12,870	Galp Energia SGPS SA	272,765	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Portugal (continued)
8,989	Jeronimo Martins SGPS SA	$172,157	0.0
		1,233,404	0.2
	Singapore: 1.8%
130,709	CapitaLand Ascendas REIT	251,730	0.0
193,684	CapitaLand Integrated Commercial Trust	355,409	0.0
74,296	CapitaLand Investment Ltd./Singapore	143,192	0.0
65,402	DBS Group Holdings Ltd.	3,311,617	0.5
75,667 (2)	Grab Holdings Ltd. - Class A	285,264	0.0
44,904	Keppel Corp. Ltd.	380,875	0.1
103,922	Oversea-Chinese Banking Corp. Ltd.	1,994,335	0.3
11,935 (2)	Sea Ltd., ADR	1,143,731	0.2
28,400 (1)	Sembcorp Industries Ltd.	139,683	0.0
47,100	Singapore Airlines Ltd.	280,097	0.0
25,551	Singapore Exchange Ltd.	476,716	0.1
49,606	Singapore Technologies Engineering Ltd.	399,544	0.1
235,350	Singapore Telecommunications Ltd.	803,489	0.1
20,061	STMicroelectronics NV	1,483,927	0.2
38,356	United Overseas Bank Ltd.	1,181,167	0.2
		12,630,776	1.8
	South Africa: 0.2%
33,657	Anglo American PLC	1,650,964	0.2

	South Korea: 0.0%
5,251 (1)(2)(3)	Delivery Hero SE	214,885	0.0

	Spain: 3.7%
784 (1)	Acciona SA	248,391	0.0
5,687	ACS Actividades de Construccion y Servicios SA	836,310	0.1
23,808 (3)	Aena SME SA	725,490	0.1
13,896	Amadeus IT Group SA	812,931	0.1
178,849	Banco Bilbao Vizcaya Argentaria SA	4,502,831	0.6
151,501	Banco de Sabadell SA	536,833	0.1
454,648	Banco Santander SA	6,310,427	0.9
19,974 (1)	Bankinter SA	334,480	0.1
111,495	CaixaBank SA	1,579,674	0.2
15,164 (3)	Cellnex Telecom SA	453,336	0.1
10,099 (1)	EDP Renovaveis SA	163,143	0.0
9,921 (1)	Endesa SA	450,771	0.1
193,072	Iberdrola SA	4,805,464	0.7
2,452 (1)	Indra Sistemas SA	134,491	0.0
34,628	Industria de Diseno Textil SA	2,182,676	0.3
29,328	Mapfre SA	145,205	0.0
13,081	Naturgy Energy Group SA	410,012	0.1
12,882 (1)	Red Electrica Corp. SA	218,869	0.0
35,090 (1)	Repsol SA	876,707	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Spain (continued)
116,998 (1)	Telefonica SA	$470,193	0.1
		26,198,234	3.7
	Sweden: 2.9%
8,251	AddTech AB - Class B	291,587	0.1
9,185	Alfa Laval AB	547,937	0.1
30,980	Assa Abloy AB - Class B	1,094,550	0.2
79,939	Atlas Copco AB - Class A	1,620,283	0.2
47,072	Atlas Copco AB - Class B	834,494	0.1
13,610 (1)	Beijer Ref AB	199,482	0.0
9,023	Boliden AB	509,831	0.1
19,613	Epiroc AB - Class A	538,117	0.1
12,029	Epiroc AB - Class B	279,188	0.1
13,723 (1)	EQT AB	388,217	0.1
18,166	Essity AB - Class B	514,348	0.1
3,856 (2)(3)	Evolution AB	264,694	0.0
22,147 (1)(2)	Fastighets AB Balder	118,129	0.0
13,295 (1)	H & M Hennes & Mauritz AB - Class B	228,699	0.0
65,907	Hexagon AB - Class B	545,272	0.1
3,341	Industrivarden AB - Class A	187,444	0.0
5,042 (1)	Industrivarden AB - Class C	276,899	0.0
8,674	Indutrade AB	179,492	0.0
4,567	Investment AB Latour - Class B	90,755	0.0
54,945	Investor AB - Class B	2,283,028	0.3
2,344	L E Lundbergforetagen AB - Class B	135,126	0.0
6,660 (1)	Lifco AB - Class B	218,273	0.0
44,829 (1)	Nibe Industrier AB - Class B	166,642	0.0
10,168	Saab AB - Class B	530,103	0.1
6,780 (1)	Sagax AB - Class B	107,831	0.0
32,851	Sandvik AB	1,356,587	0.2
15,170	Securitas AB - Class B	249,132	0.0
46,456	Skandinaviska Enskilda Banken AB - Class A	924,987	0.1
10,497	Skanska AB - Class B	280,814	0.1
10,829	SKF AB - Class B	278,163	0.1
18,768	Svenska Cellulosa AB SCA - Class B	191,941	0.0
43,215 (1)	Svenska Handelsbanken AB - Class A	635,922	0.1
26,053	Swedbank AB - Class A	973,232	0.1
5,617 (2)	Swedish Orphan Biovitrum AB	267,747	0.0
17,232	Tele2 AB - Class B	299,871	0.1
83,906	Telefonaktiebolaget LM Ericsson - Class B	940,981	0.1
74,894	Telia Co. AB	364,797	0.1
6,056	Trelleborg AB - Class B	252,317	0.0
49,271	Volvo AB - Class B	1,675,991	0.2
		20,842,903	2.9
	Switzerland: 4.9%
49,754	ABB Ltd., Reg	5,412,207	0.8
956 (1)	Banque Cantonale Vaudoise	139,960	0.0
113	Barry Callebaut AG	156,256	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Switzerland (continued)
312	Belimo Holding AG	$350,806	0.0
651	BKW AG	109,463	0.0
3	Chocoladefabriken Lindt & Spruengli AG	356,436	0.0
30	Chocoladefabriken Lindt & Spruengli AG - Class PC	348,503	0.0
17,065	Cie Financiere Richemont SA	3,939,086	0.6
5,233 (1)	DSM-Firmenich AG	496,701	0.1
2,894	Dufry AG, Reg	193,339	0.0
223 (1)	EMS-Chemie Holding AG	191,155	0.0
5,853	Galderma Group AG	1,331,251	0.2
1,023	Geberit AG, Reg	682,665	0.1
293	Givaudan SA, Reg	1,239,320	0.2
2,446	Helvetia Holding AG	630,819	0.1
6,539	Julius Baer Group Ltd.	564,969	0.1
1,533	Kuehne + Nagel International AG	371,970	0.1
4,594	Logitech International SA	430,957	0.1
2,229	Lonza Group AG	1,503,693	0.2
678 (1)	Partners Group Holding AG	555,339	0.1
13,269	Sandoz Group AG	1,198,907	0.2
1,270	Schindler Holding AG	421,001	0.1
630	Schindler Holding AG (SCHN)	200,269	0.0
5,256	SGS SA	609,501	0.1
4,840	Sika AG, Reg	998,086	0.1
1,563	Sonova Holding AG, Reg	370,967	0.0
3,543	Straumann Holding AG	465,720	0.1
893 (1)	Swatch Group AG - Class BR	218,239	0.0
883	Swiss Life Holding AG	970,655	0.1
2,547	Swiss Prime Site AG	415,610	0.1
822	Swisscom AG, Reg	634,030	0.1
100,773	UBS Group AG	4,994,424	0.7
857 (3)	VAT Group AG	751,521	0.1
4,749	Zurich Insurance Group AG	3,512,517	0.5
		34,766,342	4.9
	United Arab Emirates: —%
19,351 (2)(4)	NMC Health PLC	—	—

	United Kingdom: 10.7%
30,902	3i Group PLC	1,016,181	0.1
8,265	Admiral Group PLC	390,347	0.1
8,881	Associated British Foods PLC	233,470	0.0
48,004	AstraZeneca PLC	8,962,578	1.3
96,175	Aviva PLC	829,203	0.1
93,003	BAE Systems PLC	2,279,196	0.3
434,379	Barclays PLC	2,910,781	0.4
63,747	British American Tobacco PLC	3,944,864	0.6
181,941	BT Group PLC	458,998	0.1
10,292	Bunzl PLC	359,180	0.1
146,637	Centrica PLC	332,315	0.1
85,199	CK Hutchison Holdings Ltd.	722,116	0.1

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
6,372	Coca-Cola Europacific Partners PLC	$637,299	0.1
53,980	Compass Group PLC	1,744,058	0.2
70,681	Diageo PLC	1,423,526	0.2
128,780	GSK PLC	3,380,858	0.5
11,710	Halma PLC	612,064	0.1
545,484	HSBC Holdings PLC	10,314,744	1.5
23,500	Imperial Brands PLC	868,536	0.1
40,381	Informa PLC	484,475	0.1
36,453	International Consolidated Airlines Group SA - Class DI	231,408	0.0
4,886	Intertek Group PLC	376,116	0.1
54,145	J Sainsbury PLC	229,771	0.0
52,834	Kingfisher PLC	198,375	0.0
23,416	Land Securities Group PLC	201,733	0.0
166,267	Legal & General Group PLC	630,381	0.1
1,859,066	Lloyds Banking Group PLC	2,720,802	0.4
14,150	London Stock Exchange Group PLC	1,529,839	0.2
70,595	M&G PLC	314,950	0.0
64,917	Marks & Spencer Group PLC	320,453	0.0
39,629	Melrose Industries PLC	249,887	0.0
157,879	National Grid PLC	2,604,020	0.4
253,343	NatWest Group PLC	2,235,493	0.3
3,646	Next PLC	703,471	0.1
14,848	Pearson PLC	235,955	0.0
22,365	Phoenix Group Holdings PLC	247,235	0.0
20,385	Reckitt Benckiser Group PLC	1,327,752	0.2
56,689	RELX PLC - GBP	1,791,651	0.3
80,188	Rentokil Initial PLC	456,028	0.1
266,619	Rolls-Royce Holdings PLC	5,111,004	0.7
29,446	Sage Group PLC	319,462	0.0
25,312	Schroders PLC	197,297	0.0
38,677	Segro PLC	448,678	0.1
8,602	Severn Trent PLC	336,762	0.1
24,398	Smith & Nephew PLC	352,606	0.1
9,565	Smiths Group PLC	324,921	0.0
2,344	Spirax-Sarco Engineering PLC	212,657	0.0
38,480	SSE PLC	1,241,465	0.2
56,504	Standard Chartered PLC	1,528,018	0.2
202,695	Tesco PLC	1,235,653	0.2
69,360	Unilever PLC	4,166,300	0.6
23,582	United Utilities Group PLC	409,197	0.1
7,312 (1)(2)	Verisure PLC	81,517	0.0
585,811	Vodafone Group PLC	775,359	0.1
22,565 (2)	Wise Group PLC - Class A	270,498	0.0
		75,521,503	10.7

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States: 8.3%
38,819	Aegon Ltd.	$330,364	0.1
15,863	Alcon, Inc.	1,069,641	0.2
77	AP Moller - Maersk A/S - Class A	177,738	0.0
105 (1)	AP Moller - Maersk A/S - Class B	249,432	0.0
498,418	BP PLC	3,072,130	0.4
2,446 (1)	Buzzi Unicem SpA	125,290	0.0
28,601	Experian PLC	963,960	0.1
15,056	Ferrovial SE	1,031,943	0.2
282,761	Haleon PLC	1,303,008	0.2
16,196	Holcim AG	1,460,276	0.2
4,529	InterContinental Hotels Group PLC	778,456	0.1
81,790	Nestle SA	8,388,804	1.2
58,135	Novartis AG, Reg	9,086,060	1.3
6,404 (2)	Octave Intelligence PLC, SDR	103,295	0.0
6,547	QIAGEN NV	253,264	0.0
22,303	Roche Holding AG	9,168,460	1.3
931	Roche Holding AG - Class BR	390,051	0.1
34,632	Sanofi	2,961,152	0.4
17,404	Schneider Electric SE	5,695,018	0.8
178,272	Shell PLC	6,926,775	1.0
4,656 (2)	Spotify Technology SA	2,137,709	0.3
8,303 (2)	Stellantis NV (STLAM)	47,429	0.0
56,083 (2)	Stellantis NV (STLAP)	321,916	0.1
13,032	Sunbelt Rentals Holdings, Inc.	950,666	0.1
9,484	Swiss Re AG	1,507,481	0.2
10,108	Tenaris SA	279,812	0.0
		58,780,130	8.3
	Total Common Stock
	(Cost $263,864,332)	684,693,775	96.5

PREFERRED STOCK: 0.2%
	Germany: 0.2%
3,513 (1)	Dr Ing hc F Porsche AG	175,382	0.0
4,807	Henkel AG & Co. KGaA	404,266	0.1
4,861	Porsche Automobil Holding SE	150,144	0.0
808	Sartorius AG	211,977	0.0
6,546	Volkswagen AG	525,127	0.1
		1,466,896	0.2
	Total Preferred Stock
	(Cost $1,350,051)	1,466,896	0.2

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
RIGHT: 0.0%
	Spain: 0.0%
5,550 (2)	EDP Renewables SA	$11,649	0.0

	Total Right
	(Cost $11,832)	11,649	0.0
	Total Long-Term Investments
	(Cost $265,226,215)	686,172,320	96.7

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 5.1%
	Repurchase Agreements: 2.5%
1,079,749 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,079,857, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $1,101,344, due 06/30/27-01/15/35)	1,079,749	0.2
1,718,979 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,719,151, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,753,359, due 04/07/28-06/20/56)	1,718,979	0.2
2,743,451 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $2,743,725, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%- 7.000%, Market Value plus accrued interest $2,798,320, due 08/15/28-07/01/56)	2,743,451	0.4

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,301,050 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $2,301,280, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,347,071, due 12/17/26-05/15/51)	$2,301,050	0.3
2,340,827 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.670%, due 07/01/2026 (Repurchase Amount $2,341,062, collateralized by various U.S. Government Agency Obligations, 0.000%- 5.620%, Market Value plus accrued interest $2,387,655, due 10/16/26-02/23/44)	2,340,827	0.3
1,013,424 (5)	NatWest Markets Securities Inc, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,013,525, collateralized by various U.S. Government Agency Obligations, 4.500%- 6.500%, Market Value plus accrued interest $1,033,692, due 10/01/43-06/01/54)	1,013,424	0.2
5,054,488 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $5,055,009, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $5,143,720, due 01/15/28-02/15/56)	5,054,488	0.7

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,552,146 (5)	TD Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,552,301, collateralized by various U.S. Government Agency Obligations, 4.500%-6.000%, Market Value plus accrued interest $1,583,189, due 10/20/54-05/20/56)	$1,552,146	0.2
	Total Repurchase Agreements
	(Cost $17,804,114)	17,804,114	2.5
	Time Deposits: 0.5%
539,502 (5)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	539,502	0.0
539,502 (5)	DZ Bank AG, 3.610%, 07/01/2026	539,502	0.1
539,502 (5)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	539,502	0.1
539,502 (5)	Mizuho Bank Ltd., 3.620%, 07/01/2026	539,502	0.0
539,502 (5)	Royal Bank of Canada, 3.670%, 07/01/2026	539,502	0.1
539,502 (5)	Societe Generale S.A., 3.630%, 07/01/2026	539,502	0.1
539,502 (5)	Toronto-Dominion Bank, 3.630%, 07/01/2026	539,502	0.1
	Total Time Deposits
	(Cost $3,776,514)	3,776,514	0.5
			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 2.1%
14,458,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $14,458,000)	$14,458,000	2.1
	Total Short-Term Investments
	(Cost $36,038,628)	36,038,628	5.1
	Total Investments in Securities
	(Cost $301,264,843)	$722,210,948	101.8
	Liabilities in Excess of Other Assets	(12,717,596)	(1.8)
	Net Assets	$709,493,352	100.0
ADR	American Depositary Receipt
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

Percentage
Sector Diversification	of Net Assets
Financials	24.2%
Industrials	18.3
Information Technology	11.8
Health Care	10.0
Consumer Discretionary	7.9
Consumer Staples	6.5
Materials	5.8
Utilities	3.8
Communication Services	3.7
Energy	3.2
Real Estate	1.5
Short-Term Investments	5.1
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$49,546,804	$—	$49,546,804
Austria	—	2,471,468	—	2,471,468
Belgium	—	6,086,899	—	6,086,899
Brazil	—	224,595	—	224,595
Chile	—	555,901	—	555,901
China	—	2,972,348	—	2,972,348
Côte d'Ivoire	—	331,700	—	331,700
Czechia	68,803	—	—	68,803
Denmark	706,045	10,462,153	—	11,168,198
Finland	—	8,375,139	—	8,375,139
France	—	56,335,196	—	56,335,196
Germany	—	57,952,424	—	57,952,424
Guatemala	265,110	—	—	265,110
Hong Kong	362,635	10,307,602	—	10,670,237
Indonesia	—	315,151	—	315,151
Ireland	745,665	2,301,986	—	3,047,651
Israel	1,575,229	6,275,845	—	7,851,074
Italy	224,170	22,531,721	—	22,755,891
Japan	338,008	162,401,427	—	162,739,435
Luxembourg	—	1,197,010	—	1,197,010
Macao	—	362,813	—	362,813
Mexico	—	210,857	—	210,857
Netherlands	3,170,792	38,754,298	—	41,925,090
New Zealand	—	1,469,299	—	1,469,299
Nigeria	—	104,692	—	104,692
Norway	679,711	3,031,281	—	3,710,992
Poland	—	139,857	—	139,857
Portugal	—	1,233,404	—	1,233,404
Singapore	1,428,995	11,201,781	—	12,630,776
South Africa	—	1,650,964	—	1,650,964
South Korea	—	214,885	—	214,885
Spain	—	26,198,234	—	26,198,234
Sweden	—	20,842,903	—	20,842,903
Switzerland	356,436	34,409,906	—	34,766,342
United Arab Emirates	—	—	—	—
United Kingdom	332,315	75,189,188	—	75,521,503
United States	2,990,090	55,790,040	—	58,780,130
Total Common Stock	13,244,004	671,449,771	—	684,693,775
Preferred Stock	—	1,466,896	—	1,466,896
Right	11,649	—	—	11,649
Short-Term Investments	14,458,000	21,580,628	—	36,038,628
Total Investments, at fair value	$27,713,653	$694,497,295	$—	$722,210,948
Other Financial Instruments+
Futures	64,990	—	—	64,990
Total Assets	$27,778,643	$694,497,295	$—	$722,275,938

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya International Index Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI EAFE Index	192	09/18/26	$30,194,880	$64,990
			$30,194,880	$64,990

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$64,990
Total Asset Derivatives		$64,990

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,053,069
Total	$3,053,069

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(93,058)
Total	$(93,058)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $327,927,271.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$408,324,418
Gross Unrealized Depreciation	(13,093,289)
Net Unrealized Appreciation	$395,231,129

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Communication Services: 16.6%
272,592	Alphabet, Inc. - Class A	$97,416,203	6.3
222,436	Alphabet, Inc. - Class C	78,593,312	5.1
99,780	Meta Platforms, Inc. - Class A	56,205,076	3.6
220,810 (1)	Netflix, Inc.	15,765,834	1.0
25,173 (1)	Space Exploration Technologies Corp. - Class A	4,301,059	0.3
8,313 (1)	Spotify Technology SA	3,816,747	0.3
		256,098,231	16.6

	Consumer Discretionary: 8.3%
21,763 (1)	Airbnb, Inc. - Class A	3,114,285	0.2
42,674 (1)	Amazon.com, Inc.	10,170,921	0.7
118 (1)	AutoZone, Inc.	377,121	0.0
40,743	Booking Holdings, Inc.	7,262,032	0.5
36,482 (1)	Carvana Co.	2,401,245	0.2
19,723 (1)	DoorDash, Inc. - Class A	3,639,485	0.2
11,744	Hilton Worldwide Holdings, Inc.	3,880,922	0.2
38,857	Home Depot, Inc.	13,704,087	0.9
8,577	Marriott International, Inc. - Class A	3,178,551	0.2
14,494	Ross Stores, Inc.	3,085,048	0.2
32,996	Starbucks Corp.	3,371,861	0.2
166,704 (1)	Tesla, Inc.	70,115,703	4.5
26,579	TJX Cos., Inc.	4,026,719	0.3
		128,327,980	8.3

	Consumer Staples: 1.2%
23,485	Coca-Cola Co.	1,908,626	0.1
18,037	Colgate-Palmolive Co.	1,653,632	0.1
10,215	Costco Wholesale Corp.	9,555,826	0.6
16,836 (1)	Monster Beverage Corp.	1,618,276	0.1
8,494	PepsiCo, Inc.	1,150,088	0.1
19,836	Walmart, Inc.	2,246,625	0.2
		18,133,073	1.2

	Energy: 0.0%
1,872	Valero Energy Corp.	487,544	0.0

	Financials: 4.4%
8,136	American Express Co.	2,752,002	0.2
23,713	Bank of America Corp.	1,351,167	0.1
2,246	Bank of New York Mellon Corp.	324,794	0.0
30,975	Blackstone, Inc.	3,644,828	0.2
18,613	Brookfield Asset Management Ltd. - Class A	834,793	0.1
6,450	Charles Schwab Corp.	595,141	0.0
13,900	Citigroup, Inc.	1,945,444	0.1
9,121	Interactive Brokers Group, Inc. - Class A	793,892	0.1
7,891	KKR & Co., Inc.	724,236	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
42,513	Mastercard, Inc. - Class A	$21,834,677	1.4
3,655	Moody's Corp.	1,655,423	0.1
182,485 (1)	NU Holdings Ltd./ Cayman Islands - Class A	2,437,999	0.2
86,899	Visa, Inc. - Class A	29,814,178	1.9
		68,708,574	4.4

	Health Care: 4.7%
7,435	AbbVie, Inc.	1,870,944	0.1
20,094	Amgen, Inc.	7,276,439	0.5
42,698	Eli Lilly & Co.	51,213,262	3.3
18,552 (1)	Intuitive Surgical, Inc.	7,377,759	0.5
6,051	McKesson Corp.	4,572,136	0.3
		72,310,540	4.7

	Industrials: 7.6%
3,830	3M Co.	620,115	0.0
7,756	Automatic Data Processing, Inc.	1,736,956	0.1
14,125 (1)	Bloom Energy Corp. - Class A	4,275,638	0.3
25,902 (1)	Boeing Co.	5,607,006	0.4
23,906	Caterpillar, Inc.	25,457,499	1.6
17,946	Cintas Corp.	3,052,256	0.2
3,294	Cummins, Inc.	2,349,314	0.2
3,161	Eaton Corp. PLC	1,346,965	0.1
54,358	GE Aerospace	20,315,215	1.3
14,161	GE Vernova, Inc.	16,637,193	1.1
20,950	Howmet Aerospace, Inc.	5,632,617	0.4
4,400	Illinois Tool Works, Inc.	1,190,068	0.1
2,063	Johnson Controls International PLC	301,425	0.0
10,690	Lockheed Martin Corp.	5,446,127	0.4
7,855	Quanta Services, Inc.	5,655,914	0.4
11,627	Trane Technologies PLC	5,710,717	0.4
1,483	TransDigm Group, Inc.	1,975,415	0.1
10,165 (1)	Uber Technologies, Inc.	733,507	0.0
2,114	Union Pacific Corp.	575,008	0.0
20,190	Vertiv Holdings Co. - Class A	6,760,016	0.4
5,273	Waste Management, Inc.	1,175,246	0.1
		116,554,217	7.6

	Information Technology: 55.8%
14,813 (1)	Adobe, Inc.	3,036,961	0.2
85,605 (1)	Advanced Micro Devices, Inc.	49,728,800	3.2
64,549	Amphenol Corp. - Class A	11,381,280	0.7
1,821	Analog Devices, Inc.	723,247	0.1
376,979	Apple, Inc.	109,082,643	7.1
41,722	Applied Materials, Inc.	30,165,006	2.0
12,630 (1)	AppLovin Corp. - Class A	6,507,355	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
54,960 (1)	Arista Networks, Inc.	$9,336,605	0.6
228,135	Broadcom, Inc.	86,177,996	5.6
14,513 (1)	Cadence Design Systems, Inc.	5,447,019	0.4
7,405 (1)	Ciena Corp.	3,632,597	0.2
41,609	Corning, Inc.	10,628,187	0.7
13,206 (1)	Crowdstrike Holdings, Inc. - Class A	10,078,027	0.7
1,872	Dell Technologies, Inc. - Class C	807,693	0.1
31,898 (1)	Fortinet, Inc.	4,900,171	0.3
4,485	Intuit, Inc.	1,170,585	0.1
68,841	KLA Corp.	20,770,018	1.3
65,773	Lam Research Corp.	28,501,414	1.8
45,906	Marvell Technology, Inc.	13,674,938	0.9
64,530	Micron Technology, Inc.	74,486,334	4.8
186,941	Microsoft Corp.	69,732,732	4.5
2,488	Monolithic Power Systems, Inc.	3,439,312	0.2
3,314	Motorola Solutions, Inc.	1,376,271	0.1
1,081,982	NVIDIA Corp.	216,493,778	14.0
90,200	Oracle Corp.	13,218,810	0.9
116,867 (1)	Palantir Technologies, Inc. - Class A	13,634,873	0.9
42,438 (1)	Palo Alto Networks, Inc.	14,472,207	0.9
7,657 (1)	Sandisk Corp.	17,409,951	1.1
54,011 (1)	ServiceNow, Inc.	5,362,212	0.4
47,858	Texas Instruments, Inc.	14,265,034	0.9
17,789	Western Digital Corp.	11,362,190	0.7
		861,004,246	55.8

	Materials: 0.1%
3,214	Sherwin-Williams Co.	1,106,645	0.1
1,112	Southern Copper Corp.	193,777	0.0
		1,300,422	0.1

	Real Estate: 0.2%
15,874	American Tower Corp.	2,596,510	0.2
945	Public Storage	300,803	0.0
		2,897,313	0.2

	Utilities: 0.0%
1,126	Constellation Energy Corp.	279,665	0.0

	Total Common Stock (Cost $558,906,992)	1,526,101,805	98.9
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 0.9%
49,417	iShares Russell Top 200 Growth ETF	$14,361,568	0.9

	Total Exchange-Traded Funds (Cost $13,699,502)	14,361,568	0.9

	Total Long-Term Investments (Cost $572,606,494)	1,540,463,373	99.8

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Mutual Funds: 0.2%
3,175,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $3,175,000)	$3,175,000	0.2

	Total Short-Term Investments (Cost $3,175,000)	3,175,000	0.2

	Total Investments in Securities (Cost $575,781,494)	$1,543,638,373	100.0
	Liabilities in Excess of Other Assets	(380,612)	0.0
	Net Assets	$1,543,257,761	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$1,526,101,805	$—	$—	$1,526,101,805
Exchange-Traded Funds	14,361,568	—	—	14,361,568
Short-Term Investments	3,175,000	—	—	3,175,000
Total Investments, at fair value	$1,543,638,373	$—	$—	$1,543,638,373
Other Financial Instruments+
Futures	43,445	—	—	43,445
Total Assets	$1,543,681,818	$—	$—	$1,543,681,818

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	9	09/18/26	$3,396,713	$43,445
			$3,396,713	$43,445

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$43,445
Total Asset Derivatives		$43,445

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$200,119
Total	$200,119

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$62,349
Total	$62,349

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $576,274,200.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$970,156,782
Gross Unrealized Depreciation	(2,749,164)
Net Unrealized Appreciation	$967,407,618

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 10.9%
110,500	Alphabet, Inc. - Class A	$39,489,385	3.7
90,168	Alphabet, Inc. - Class C	31,859,060	3.0
128,473	AT&T, Inc.	2,659,391	0.3
67,229	Comcast Corp. - Class A	1,650,472	0.2
41,685	Meta Platforms, Inc. - Class A	23,480,744	2.2
79,566 (1)	Netflix, Inc.	5,681,012	0.5
10,033 (1)	Space Exploration Technologies Corp. - Class A	1,714,238	0.2
2,995 (1)	Spotify Technology SA	1,375,094	0.1
9,241	T-Mobile US, Inc.	1,549,993	0.1
79,400	Verizon Communications, Inc.	3,361,796	0.3
33,646	Walt Disney Co.	3,238,428	0.3
		116,059,613	10.9

	Consumer Discretionary: 9.3%
7,842 (1)	Airbnb, Inc. - Class A	1,122,190	0.1
183,964 (1)	Amazon.com, Inc.	43,845,980	4.1
312 (1)	AutoZone, Inc.	997,133	0.1
14,681	Booking Holdings, Inc.	2,616,741	0.3
13,146 (1)	Carvana Co.	865,270	0.1
7,107 (1)	DoorDash, Inc. - Class A	1,311,455	0.1
17,099	General Motors Co.	1,317,991	0.1
4,232	Hilton Worldwide Holdings, Inc.	1,398,507	0.1
18,917	Home Depot, Inc.	6,671,648	0.6
10,632	Lowe's Cos., Inc.	2,344,250	0.2
4,137	Marriott International, Inc. - Class A	1,533,131	0.2
13,468	McDonald's Corp.	3,640,535	0.3
22,381	NIKE, Inc. - Class B	918,740	0.1
15,739 (1)	O'Reilly Automotive, Inc.	1,449,405	0.1
5,991	Ross Stores, Inc.	1,275,184	0.1
21,636	Starbucks Corp.	2,210,983	0.2
55,399 (1)	Tesla, Inc.	23,300,819	2.2
20,981	TJX Cos., Inc.	3,178,621	0.3
		99,998,583	9.3

	Consumer Staples: 4.3%
31,698	Altria Group, Inc.	2,280,671	0.2
73,707	Coca-Cola Co.	5,990,168	0.6
15,086	Colgate-Palmolive Co.	1,383,084	0.1
8,416	Costco Wholesale Corp.	7,872,916	0.8
24,345	Mondelez International, Inc. - Class A	1,408,115	0.1
13,294 (1)	Monster Beverage Corp.	1,277,819	0.1
25,883	PepsiCo, Inc.	3,504,558	0.3
29,574	Philip Morris International, Inc.	5,350,232	0.5
44,222	Procter & Gamble Co.	6,484,714	0.6
8,608	Target Corp.	1,124,291	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
83,241	Walmart, Inc.	$9,427,876	0.9
		46,104,444	4.3

	Energy: 2.3%
35,184	Chevron Corp.	5,832,100	0.6
23,127	ConocoPhillips	2,404,283	0.2
10,155	EOG Resources, Inc.	1,317,408	0.1
78,922	Exxon Mobil Corp.	10,790,216	1.0
28,354	Schlumberger NV	1,318,177	0.1
5,610	Valero Energy Corp.	1,461,068	0.1
23,122	Williams Cos., Inc.	1,718,890	0.2
		24,842,142	2.3

	Financials: 11.4%
8,634	Aflac, Inc.	1,012,337	0.1
10,069	American Express Co.	3,405,839	0.3
3,947	Aon PLC - Class A	1,309,181	0.1
7,962	Apollo Global Management, Inc.	941,984	0.1
4,835	Arthur J Gallagher & Co.	1,109,971	0.1
125,422	Bank of America Corp.	7,146,546	0.7
13,008	Bank of New York Mellon Corp.	1,881,087	0.2
35,316 (1)	Berkshire Hathaway, Inc. - Class B	17,671,773	1.7
2,896	Blackrock, Inc.	2,784,678	0.3
14,120	Blackstone, Inc.	1,661,500	0.2
7,183	Brookfield Asset Management Ltd. - Class A	322,158	0.0
11,823	Capital One Financial Corp.	2,371,930	0.2
30,996	Charles Schwab Corp.	2,860,001	0.3
6,673	Chubb Ltd.	2,273,758	0.2
32,308	Citigroup, Inc.	4,521,828	0.4
6,852	CME Group, Inc.	1,513,127	0.1
5,469	Goldman Sachs Group, Inc.	5,531,183	0.5
8,231	Interactive Brokers Group, Inc. - Class A	716,426	0.1
10,658	Intercontinental Exchange, Inc.	1,312,106	0.1
50,706	JPMorgan Chase & Co.	16,597,595	1.6
13,001	KKR & Co., Inc.	1,193,232	0.1
9,146	Marsh & McLennan Cos., Inc.	1,524,364	0.1
15,319	Mastercard, Inc. - Class A	7,867,838	0.7
10,248	MetLife, Inc.	867,083	0.1
2,847	Moody's Corp.	1,289,463	0.1
21,254	Morgan Stanley	4,442,936	0.4
65,756 (1)	NU Holdings Ltd./ Cayman Islands - Class A	878,500	0.1
7,615	PNC Financial Services Group, Inc.	1,874,965	0.2
11,078	Progressive Corp.	2,419,989	0.2
5,606	S&P Global, Inc.	2,283,100	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,021	Travelers Cos., Inc.	$1,327,413	0.1
23,638	Truist Financial Corp.	1,177,645	0.1
29,513	US Bancorp	1,782,585	0.2
31,313	Visa, Inc. - Class A	10,743,177	1.0
58,094	Wells Fargo & Co.	4,800,888	0.5
		121,418,186	11.4

	Health Care: 8.5%
32,862	Abbott Laboratories	2,981,898	0.3
33,576	AbbVie, Inc.	8,449,065	0.8
10,236	Amgen, Inc.	3,706,660	0.3
28,119 (1)	Boston Scientific Corp.	1,200,119	0.1
38,727	Bristol-Myers Squibb Co.	2,231,450	0.2
4,952	Cigna Group	1,365,167	0.1
24,339	CVS Health Corp.	2,517,870	0.2
11,984	Danaher Corp.	2,282,712	0.2
4,117	Elevance Health, Inc.	1,592,167	0.2
15,140	Eli Lilly & Co.	18,159,370	1.7
23,559	Gilead Sciences, Inc.	2,976,444	0.3
2,832	HCA Healthcare, Inc.	1,104,168	0.1
6,685 (1)	Intuitive Surgical, Inc.	2,658,491	0.2
45,696	Johnson & Johnson	11,605,413	1.1
2,326	McKesson Corp.	1,757,526	0.2
24,325	Medtronic PLC	1,902,945	0.2
46,916	Merck & Co., Inc.	6,028,706	0.6
107,981	Pfizer, Inc.	2,600,183	0.2
1,917	Regeneron Pharmaceuticals, Inc.	1,195,326	0.1
6,558	Stryker Corp.	2,064,721	0.2
7,051	Thermo Fisher Scientific, Inc.	3,535,089	0.3
17,124	UnitedHealth Group, Inc.	7,117,248	0.7
4,821 (1)	Vertex Pharmaceuticals, Inc.	2,394,735	0.2
		91,427,473	8.5

	Industrials: 8.0%
9,902	3M Co.	1,603,233	0.1
7,602	Automatic Data Processing, Inc.	1,702,468	0.2
5,090 (1)	Bloom Energy Corp. - Class A	1,540,743	0.1
14,415 (1)	Boeing Co.	3,120,415	0.3
14,808	Carrier Global Corp.	1,086,167	0.1
8,614	Caterpillar, Inc.	9,173,049	0.9
6,467	Cintas Corp.	1,099,907	0.1
35,217	CSX Corp.	1,673,864	0.2
2,619	Cummins, Inc.	1,867,897	0.2
4,682	Deere & Co.	2,969,933	0.3
7,369	Eaton Corp. PLC	3,140,078	0.3
10,655	Emerson Electric Co.	1,525,263	0.1
4,152	FedEx Corp.	1,300,116	0.1
19,587	GE Aerospace	7,320,250	0.7
5,103	GE Vernova, Inc.	5,995,311	0.6
4,853	General Dynamics Corp.	1,719,127	0.2
6,169 (1)	Honeywell Aerospace, Inc.	1,363,843	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,169	Honeywell International, Inc.	$1,381,239	0.1
7,549	Howmet Aerospace, Inc.	2,029,624	0.2
5,455	Illinois Tool Works, Inc.	1,475,414	0.1
11,609	Johnson Controls International PLC	1,696,191	0.2
3,852	Lockheed Martin Corp.	1,962,440	0.2
4,266	Norfolk Southern Corp.	1,342,041	0.1
2,533	Northrop Grumman Corp.	1,290,082	0.1
9,796	PACCAR, Inc.	1,176,696	0.1
2,394	Parker-Hannifin Corp.	2,341,619	0.2
2,831	Quanta Services, Inc.	2,038,433	0.2
25,580	Raytheon Technologies Corp.	4,853,293	0.5
3,773	Republic Services, Inc.	803,951	0.1
4,190	Trane Technologies PLC	2,057,960	0.2
1,061	TransDigm Group, Inc.	1,413,294	0.1
37,152 (1)	Uber Technologies, Inc.	2,680,888	0.3
11,255	Union Pacific Corp.	3,061,360	0.3
14,163	United Parcel Service, Inc. - Class B	1,522,523	0.1
7,275	Vertiv Holdings Co. - Class A	2,435,815	0.2
7,058	Waste Management, Inc.	1,573,087	0.1
		85,337,614	8.0

	Information Technology: 40.3%
11,639	Accenture PLC - Class A	1,448,357	0.1
7,662 (1)	Adobe, Inc.	1,570,863	0.1
30,847 (1)	Advanced Micro Devices, Inc.	17,919,331	1.7
23,259	Amphenol Corp. - Class A	4,101,027	0.4
9,257	Analog Devices, Inc.	3,676,603	0.3
274,182	Apple, Inc.	79,337,304	7.4
15,034	Applied Materials, Inc.	10,869,582	1.0
4,551 (1)	AppLovin Corp. - Class A	2,344,812	0.2
19,804 (1)	Arista Networks, Inc.	3,364,304	0.3
88,222	Broadcom, Inc.	33,325,860	3.1
5,230 (1)	Cadence Design Systems, Inc.	1,962,924	0.2
2,668 (1)	Ciena Corp.	1,308,814	0.1
74,926	Cisco Systems, Inc.	8,800,808	0.8
14,993	Corning, Inc.	3,829,662	0.4
4,759 (1)	Crowdstrike Holdings, Inc. - Class A	3,631,783	0.3
5,707	Dell Technologies, Inc. - Class C	2,462,342	0.2
11,494 (1)	Fortinet, Inc.	1,765,708	0.2
83,162 (1)	Intel Corp.	11,611,910	1.1
17,842	International Business Machines Corp.	5,017,349	0.5
5,132	Intuit, Inc.	1,339,452	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
24,806	KLA Corp.	$7,484,218	0.7
23,700	Lam Research Corp.	10,269,921	1.0
16,542	Marvell Technology, Inc.	4,927,696	0.5
21,377	Micron Technology, Inc.	24,675,257	2.3
140,891	Microsoft Corp.	52,555,161	4.9
6,206 (1)	MicroStrategy, Inc. - Class A	539,488	0.1
897	Monolithic Power Systems, Inc.	1,239,977	0.1
3,146	Motorola Solutions, Inc.	1,306,502	0.1
442,384	NVIDIA Corp.	88,516,615	8.3
32,503	Oracle Corp.	4,763,315	0.4
42,112 (1)	Palantir Technologies, Inc. - Class A	4,913,207	0.5
15,292 (1)	Palo Alto Networks, Inc.	5,214,878	0.5
20,008	Qualcomm, Inc.	3,697,278	0.3
15,074	Salesforce, Inc.	2,361,493	0.2
2,759 (1)	Sandisk Corp.	6,273,221	0.6
19,462 (1)	ServiceNow, Inc.	1,932,187	0.2
3,533 (1)	Synopsys, Inc.	1,575,965	0.2
17,245	Texas Instruments, Inc.	5,140,217	0.5
6,410	Western Digital Corp.	4,094,195	0.4
		431,169,586	40.3

	Materials: 1.3%
4,153	Air Products and Chemicals, Inc.	1,217,577	0.1
12,678	CRH PLC	1,356,546	0.1
4,704	Ecolab, Inc.	1,310,582	0.1
27,133	Freeport-McMoRan, Inc.	1,706,394	0.2
8,745	Linde PLC US	4,538,130	0.4
20,240	Newmont Corp.	1,890,416	0.2
4,392	Sherwin-Williams Co.	1,512,253	0.2
1,746	Southern Copper Corp.	304,258	0.0
		13,836,156	1.3

	Real Estate: 0.9%
8,838	American Tower Corp.	1,445,632	0.1
1,868	Equinix, Inc.	1,947,184	0.2
17,675	Prologis, Inc.	2,394,432	0.2
2,997	Public Storage	953,975	0.1
13,408	Welltower, Inc.	3,043,214	0.3
		9,784,437	0.9

	Utilities: 1.2%
10,331	American Electric Power Co., Inc.	1,413,384	0.1
6,082	Constellation Energy Corp.	1,510,586	0.2
16,686	Dominion Energy, Inc.	1,139,487	0.1
14,775	Duke Energy Corp.	1,870,220	0.2
39,590	NextEra Energy, Inc.	3,474,814	0.3
12,399	Sempra Energy	1,149,511	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
21,401	Southern Co.	$2,048,290	0.2
		12,606,292	1.2

	Total Common Stock (Cost $179,903,465)	1,052,584,526	98.4

EXCHANGE-TRADED FUNDS: 1.1%
67,225	iShares Russell Top 200 ETF	12,433,264	1.1

	Total Exchange-Traded Funds (Cost $12,190,885)	12,433,264	1.1

	Total Long-Term Investments (Cost $192,094,350)	1,065,017,790	99.5

SHORT-TERM INVESTMENTS: 0.2%

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,875,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $1,875,000)	$1,875,000	0.2

	Total Short-Term Investments (Cost $1,875,000)	1,875,000	0.2

	Total Investments in Securities (Cost $193,969,350)	$1,066,892,790	99.7
	Assets in Excess of Other Liabilities	3,214,650	0.3
	Net Assets	$1,070,107,440	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$1,052,584,526	$—	$—	$1,052,584,526
Exchange-Traded Funds	12,433,264	—	—	12,433,264
Short-Term Investments	1,875,000	—	—	1,875,000
Total Investments, at fair value	$1,066,892,790	$—	$—	$1,066,892,790
Other Financial Instruments+
Futures	30,614	—	—	30,614
Total Assets	$1,066,923,404	$—	$—	$1,066,923,404

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	7	09/18/26	$2,641,888	$30,614
			$2,641,888	$30,614

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$30,614
Total Asset Derivatives		$30,614

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$163,203
Total	$163,203

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$42,110
Total	$42,110

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $196,457,497.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$876,045,954
Gross Unrealized Depreciation	(5,580,047)
Net Unrealized Appreciation	$870,465,907

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.7%
	Communication Services: 3.5%
84,364	AT&T, Inc.	$1,746,335	0.6
44,147	Comcast Corp. - Class A	1,083,809	0.3
4,978	Meta Platforms, Inc. - Class A	2,804,058	0.9
632 (1)	Space Exploration Technologies Corp. - Class A	107,983	0.0
6,068	T-Mobile US, Inc.	1,017,786	0.3
52,139	Verizon Communications, Inc.	2,207,565	0.7
22,094	Walt Disney Co.	2,126,547	0.7
		11,094,083	3.5

	Consumer Discretionary: 11.4%
110,706 (1)	Amazon.com, Inc.	26,385,668	8.2
177 (1)	AutoZone, Inc.	565,682	0.2
11,228	General Motors Co.	865,454	0.3
3,228	Home Depot, Inc.	1,138,451	0.4
6,982	Lowe's Cos., Inc.	1,539,461	0.5
687	Marriott International, Inc. - Class A	254,595	0.1
8,844	McDonald's Corp.	2,390,622	0.7
14,697	NIKE, Inc. - Class B	603,312	0.2
10,335 (1)	O'Reilly Automotive, Inc.	951,750	0.3
505	Ross Stores, Inc.	107,489	0.0
6,400	Starbucks Corp.	654,016	0.2
7,488	TJX Cos., Inc.	1,134,432	0.3
		36,590,932	11.4

	Consumer Staples: 8.1%
20,815	Altria Group, Inc.	1,497,639	0.5
42,844	Coca-Cola Co.	3,481,932	1.1
5,639	Colgate-Palmolive Co.	516,983	0.2
3,109	Costco Wholesale Corp.	2,908,376	0.9
15,987	Mondelez International, Inc. - Class A	924,688	0.3
4,746 (1)	Monster Beverage Corp.	456,185	0.1
14,987	PepsiCo, Inc.	2,029,240	0.6
19,420	Philip Morris International, Inc.	3,513,272	1.1
29,040	Procter & Gamble Co.	4,258,426	1.3
5,652	Target Corp.	738,208	0.2
49,968	Walmart, Inc.	5,659,376	1.8
		25,984,325	8.1

	Energy: 5.0%
23,104	Chevron Corp.	3,829,719	1.2
15,187	ConocoPhillips	1,578,840	0.5
6,668	EOG Resources, Inc.	865,040	0.3
51,826	Exxon Mobil Corp.	7,085,651	2.2
18,619	Schlumberger NV	865,597	0.3
3,241	Valero Energy Corp.	844,086	0.2
15,183	Williams Cos., Inc.	1,128,704	0.3
		16,197,637	5.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 19.8%
5,670	Aflac, Inc.	$664,807	0.2
4,687	American Express Co.	1,585,378	0.5
2,592	Aon PLC - Class A	859,740	0.3
5,228	Apollo Global Management, Inc.	618,525	0.2
3,175	Arthur J Gallagher & Co.	728,885	0.2
76,750	Bank of America Corp.	4,373,215	1.3
8,011	Bank of New York Mellon Corp.	1,158,471	0.3
23,191 (1)	Berkshire Hathaway, Inc. - Class B	11,604,544	3.6
1,902	Blackrock, Inc.	1,828,887	0.6
1,943	Blackstone, Inc.	228,633	0.1
313	Brookfield Asset Management Ltd. - Class A	14,038	0.0
7,764	Capital One Financial Corp.	1,557,614	0.5
18,828	Charles Schwab Corp.	1,737,259	0.5
4,382	Chubb Ltd.	1,493,123	0.5
17,927	Citigroup, Inc.	2,509,063	0.8
4,500	CME Group, Inc.	993,735	0.3
3,591	Goldman Sachs Group, Inc.	3,631,830	1.1
3,247	Interactive Brokers Group, Inc. - Class A	282,619	0.1
6,999	Intercontinental Exchange, Inc.	861,647	0.3
33,297	JPMorgan Chase & Co.	10,899,107	3.4
6,670	KKR & Co., Inc.	612,172	0.2
6,006	Marsh & McLennan Cos., Inc.	1,001,020	0.3
6,729	MetLife, Inc.	569,341	0.2
1,004	Moody's Corp.	454,732	0.1
13,957	Morgan Stanley	2,917,571	0.9
5,001	PNC Financial Services Group, Inc.	1,231,346	0.4
7,275	Progressive Corp.	1,589,224	0.5
3,681	S&P Global, Inc.	1,499,124	0.5
2,640	Travelers Cos., Inc.	871,517	0.3
15,523	Truist Financial Corp.	773,356	0.2
19,381	US Bancorp	1,170,612	0.4
38,148	Wells Fargo & Co.	3,152,551	1.0
		63,473,686	19.8

	Health Care: 13.4%
21,579	Abbott Laboratories	1,958,079	0.6
20,289	AbbVie, Inc.	5,105,524	1.6
1,967	Amgen, Inc.	712,290	0.2
18,465 (1)	Boston Scientific Corp.	788,086	0.3
25,431	Bristol-Myers Squibb Co.	1,465,334	0.5
3,252	Cigna Group	896,511	0.3
15,983	CVS Health Corp.	1,653,441	0.5
7,869	Danaher Corp.	1,498,887	0.5
2,704	Elevance Health, Inc.	1,045,718	0.3
15,471	Gilead Sciences, Inc.	1,954,606	0.6
1,860	HCA Healthcare, Inc.	725,195	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
30,007	Johnson & Johnson	$7,620,878	2.4
96	McKesson Corp.	72,538	0.0
15,973	Medtronic PLC	1,249,568	0.4
30,809	Merck & Co., Inc.	3,958,957	1.2
70,908	Pfizer, Inc.	1,707,465	0.5
1,259	Regeneron Pharmaceuticals, Inc.	785,037	0.2
4,307	Stryker Corp.	1,356,016	0.4
4,630	Thermo Fisher Scientific, Inc.	2,321,297	0.7
11,245	UnitedHealth Group, Inc.	4,673,759	1.5
3,166 (1)	Vertex Pharmaceuticals, Inc.	1,572,647	0.5
		43,121,833	13.4

	Industrials: 8.8%
5,596	3M Co.	906,048	0.3
3,157	Automatic Data Processing, Inc.	707,010	0.2
3,337 (1)	Boeing Co.	722,360	0.2
9,724	Carrier Global Corp.	713,255	0.2
23,126	CSX Corp.	1,099,179	0.3
940	Cummins, Inc.	670,417	0.2
3,074	Deere & Co.	1,949,930	0.6
4,091	Eaton Corp. PLC	1,743,257	0.5
6,997	Emerson Electric Co.	1,001,621	0.3
2,726	FedEx Corp.	853,592	0.3
3,187	General Dynamics Corp.	1,128,963	0.4
3,954 (1)	Honeywell Aerospace, Inc.	874,150	0.3
3,953	Honeywell International, Inc.	885,077	0.3
2,541	Illinois Tool Works, Inc.	687,264	0.2
7,135	Johnson Controls International PLC	1,042,495	0.3
2,801	Norfolk Southern Corp.	881,167	0.3
1,664	Northrop Grumman Corp.	847,492	0.3
6,433	PACCAR, Inc.	772,732	0.2
1,572	Parker-Hannifin Corp.	1,537,605	0.5
16,798	Raytheon Technologies Corp.	3,187,085	1.0
2,478	Republic Services, Inc.	528,012	0.2
346	TransDigm Group, Inc.	460,886	0.1
21,991 (1)	Uber Technologies, Inc.	1,586,871	0.5
6,891	Union Pacific Corp.	1,874,352	0.6
9,300	United Parcel Service, Inc. - Class B	999,750	0.3
3,387	Waste Management, Inc.	754,895	0.2
		28,415,465	8.8

	Information Technology: 21.6%
7,643	Accenture PLC - Class A	951,095	0.3
1,526 (1)	Adobe, Inc.	312,861	0.1
5,648	Analog Devices, Inc.	2,243,216	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
82,505	Apple, Inc.	$23,873,647	7.4
49,201	Cisco Systems, Inc.	5,779,150	1.8
3,305	Dell Technologies, Inc. - Class C	1,425,975	0.4
54,610 (1)	Intel Corp.	7,625,194	2.4
11,716	International Business Machines Corp.	3,294,656	1.0
2,309	Intuit, Inc.	602,649	0.2
46,260	Microsoft Corp.	17,255,905	5.4
4,075 (1)	MicroStrategy, Inc. - Class A	354,240	0.1
1,282	Motorola Solutions, Inc.	532,402	0.2
13,138	Qualcomm, Inc.	2,427,771	0.8
9,899	Salesforce, Inc.	1,550,777	0.5
2,320 (1)	Synopsys, Inc.	1,034,882	0.3
		69,264,420	21.6

	Materials: 2.7%
2,727	Air Products and Chemicals, Inc.	799,502	0.2
8,325	CRH PLC	890,775	0.3
3,089	Ecolab, Inc.	860,626	0.3
17,817	Freeport-McMoRan, Inc.	1,120,511	0.4
5,742	Linde PLC US	2,979,753	0.9
13,291	Newmont Corp.	1,241,379	0.4
2,124	Sherwin-Williams Co.	731,336	0.2
883	Southern Copper Corp.	153,872	0.0
		8,777,754	2.7

	Real Estate: 1.8%
2,048	American Tower Corp.	334,991	0.1
1,227	Equinix, Inc.	1,279,013	0.4
11,606	Prologis, Inc.	1,572,265	0.5
1,745	Public Storage	555,451	0.2
8,805	Welltower, Inc.	1,998,471	0.6
		5,740,191	1.8

	Utilities: 2.6%
6,784	American Electric Power Co., Inc.	928,119	0.3
3,727	Constellation Energy Corp.	925,675	0.3
10,958	Dominion Energy, Inc.	748,322	0.2
9,702	Duke Energy Corp.	1,228,079	0.4
25,997	NextEra Energy, Inc.	2,281,757	0.7
8,142	Sempra Energy	754,845	0.3
14,054	Southern Co.	1,345,108	0.4
		8,211,905	2.6

	Total Common Stock (Cost $194,381,041)	316,872,231	98.7
See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.2%
36,147	iShares Russell Top 200 Value ETF	$3,801,219	1.2

	Total Exchange-Traded Funds (Cost $3,795,426)	3,801,219	1.2

	Total Long-Term Investments (Cost $198,176,467)	320,673,450	99.9

SHORT-TERM INVESTMENTS: 0.3%

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
1,023,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $1,023,000)	$1,023,000	0.3

	Total Short-Term Investments (Cost $1,023,000)	1,023,000	0.3

	Total Investments in Securities (Cost $199,199,467)	$321,696,450	100.2
	Liabilities in Excess of Other Assets	(770,820)	(0.2)
	Net Assets	$320,925,630	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$316,872,231	$—	$—	$316,872,231
Exchange-Traded Funds	3,801,219	—	—	3,801,219
Short-Term Investments	1,023,000	—	—	1,023,000
Total Investments, at fair value	$321,696,450	$—	$—	$321,696,450
Other Financial Instruments+
Futures	14,884	—	—	14,884
Total Assets	$321,711,334	$—	$—	$321,711,334

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	2	09/18/26	$754,825	$14,884
			$754,825	$14,884

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$14,884
Total Asset Derivatives		$14,884

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$48,712
Total	$48,712

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$21,345
Total	$21,345

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $202,293,435.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$128,489,452
Gross Unrealized Depreciation	(9,071,553)
Net Unrealized Appreciation	$119,417,899

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Communication Services: 5.6%
5,030 (1)(2)	AST SpaceMobile, Inc.	$446,966	0.6
2,484 (1)	EchoStar Corp. - Class A	252,126	0.3
720	Electronic Arts, Inc.	147,629	0.2
1,078 (1)	Globalstar, Inc.	87,631	0.1
600	Iridium Communications, Inc.	32,910	0.1
3,348 (1)(2)	Live Nation Entertainment, Inc.	613,052	0.8
181 (1)	Madison Square Garden Sports Corp.	72,733	0.1
147 (1)	NIQ Global Intelligence PLC	1,374	0.0
2,794 (1)	Reddit, Inc. - Class A	484,983	0.6
13,298 (1)	ROBLOX Corp. - Class A	723,145	0.9
2,578 (1)	Roku, Inc.	356,125	0.5
3,835 (1)	Take-Two Interactive Software, Inc.	958,673	1.2
498	TKO Group Holdings, Inc.	100,252	0.1
2,551 (1)	Trade Desk, Inc. - Class A	46,122	0.1
		4,323,721	5.6

	Consumer Discretionary: 11.8%
589 (1)	Amer Sports, Inc.	19,932	0.0
1,312 (1)	Burlington Stores, Inc.	415,642	0.5
2,102 (1)(2)	Cava Group, Inc.	164,965	0.2
4,886 (1)	Chewy, Inc. - Class A	96,010	0.1
26,737 (1)	Chipotle Mexican Grill, Inc.	909,058	1.2
583 (2)	Choice Hotels International, Inc.	64,287	0.1
214	Churchill Downs, Inc.	19,183	0.0
26,089 (1)	Coupang, Inc.	453,166	0.6
2,397	Darden Restaurants, Inc.	493,806	0.6
233 (1)	Deckers Outdoor Corp.	23,135	0.0
33	Domino's Pizza, Inc.	9,769	0.0
9,983 (1)	DraftKings, Inc. - Class A	252,171	0.3
2,457 (1)	Dutch Bros, Inc. - Class A	176,437	0.2
2,032	eBay, Inc.	227,076	0.3
972 (1)	Etsy, Inc.	73,221	0.1
2,389	Expedia Group, Inc.	611,297	0.8
454 (1)	Five Below, Inc.	81,625	0.1
135 (1)	Grand Canyon Education, Inc.	19,320	0.0
385	H&R Block, Inc.	14,661	0.0
736	Hasbro, Inc.	60,786	0.1
780	Hyatt Hotels Corp. - Class A	151,195	0.2
5,776	Las Vegas Sands Corp.	266,793	0.4
1,088 (1)	Modine Manufacturing Co.	290,518	0.4
350	Murphy USA, Inc.	188,604	0.2
22 (1)	NVR, Inc.	149,895	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,733 (1)	On Holding AG - Class A	$167,643	0.2
1,654 (1)	Planet Fitness, Inc. - Class A	86,289	0.1
497	Ralph Lauren Corp.	199,501	0.3
4,111	Restaurant Brands International, Inc.	298,089	0.4
2,471 (1)	Rivian Automotive, Inc. - Class A	42,872	0.1
2,985	Royal Caribbean Cruises Ltd.	947,827	1.2
260 (1)	SharkNinja, Inc.	39,590	0.1
4,236	Tapestry, Inc.	620,066	0.8
706	Tempur Sealy International, Inc.	55,350	0.1
439	Texas Roadhouse, Inc.	84,828	0.1
48 (1)	TopBuild Corp.	17,017	0.0
361	Travel + Leisure Co.	27,591	0.0
200 (1)	Ulta Beauty, Inc.	90,196	0.1
596 (2)	Vail Resorts, Inc.	81,145	0.1
2,389 (1)	Valvoline, Inc.	94,461	0.1
3,708 (1)	Viking Holdings Ltd.	388,116	0.5
316	Williams-Sonoma, Inc.	73,660	0.1
567	Wingstop, Inc.	98,323	0.1
1,392 (2)	Wyndham Hotels & Resorts, Inc.	117,220	0.2
1,350	Wynn Resorts Ltd.	131,072	0.2
1,729	Yum! Brands, Inc.	276,398	0.4
		9,169,806	11.8

	Consumer Staples: 2.0%
683	Casey's General Stores, Inc.	542,841	0.7
3,567 (1)	Celsius Holdings, Inc.	104,442	0.2
140	Coca-Cola Consolidated, Inc.	26,729	0.0
925	Estee Lauder Cos., Inc. - Class A	73,029	0.1
319	Hershey Co.	55,968	0.1
2,223	Kimberly-Clark Corp.	244,019	0.3
1,495 (1)	Maplebear, Inc.	70,788	0.1
4,758	Sysco Corp.	397,674	0.5
		1,515,490	2.0

	Energy: 3.8%
295	Cheniere Energy, Inc.	70,508	0.1
3,143	Marathon Petroleum Corp.	803,571	1.0
215	Matador Resources Co.	10,703	0.0
2,026	Permian Resources Corp. - Class A	37,298	0.1
514	Phillips 66	86,892	0.1
4,445	Targa Resources Corp.	1,191,882	1.5
3,266	TechnipFMC PLC	216,536	0.3
1,232	Texas Pacific Land Corp.	539,172	0.7
		2,956,562	3.8

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 4.5%
5,865 (1)	Affirm Holdings, Inc.	$478,291	0.6
588	Ally Financial, Inc.	27,019	0.0
160	Ameriprise Financial, Inc.	73,402	0.1
4,121	Ares Management Corp. - Class A	458,708	0.6
27 (1)(2)	Bullish	633	0.0
280 (1)	Chime Financial, Inc. - Class A	5,734	0.0
494 (1)	Corpay, Inc.	164,635	0.2
7 (1)(2)	Credit Acceptance Corp.	4,457	0.0
3,144	Equitable Holdings, Inc.	137,959	0.2
1,370 (1)	Figure Technology Solutions, Inc. - Class A	42,073	0.1
323 (1)(2)	Freedom Holding Corp.	42,142	0.1
329	Lazard, Inc.	13,798	0.0
597	LPL Financial Holdings, Inc.	168,163	0.2
27	Morningstar, Inc.	4,213	0.0
77	MSCI, Inc.	43,123	0.1
198	Northern Trust Corp.	34,420	0.1
185	Pinnacle Financial Partners, Inc.	18,663	0.0
103	Popular, Inc.	16,911	0.0
13,322 (1)	Robinhood Markets, Inc. - Class A	1,335,930	1.7
345 (2)	Ryan Specialty Holdings, Inc.	13,027	0.0
445 (1)(2)	Shift4 Payments, Inc. - Class A	21,645	0.0
3,129 (1)	SoFi Technologies, Inc.	56,103	0.1
9,979 (1)	Toast, Inc. - Class A	277,616	0.4
175	Tradeweb Markets, Inc. - Class A	17,440	0.0
472 (2)	UWM Holdings Corp.	1,081	0.0
405	Western Alliance Bancorp	33,291	0.0
50 (1)	WEX, Inc.	7,054	0.0
		3,497,531	4.5

	Health Care: 12.5%
2,791 (1)	Alnylam Pharmaceuticals, Inc.	840,175	1.1
3,910	AmerisourceBergen Corp.	1,106,452	1.4
1,780 (1)	Arrowhead Pharmaceuticals, Inc.	145,088	0.2
985 (1)	Ascendis Pharma A/S, ADR	262,719	0.3
903 (1)	Axsome Therapeutics, Inc.	221,027	0.3
3,344 (1)	Bridgebio Pharma, Inc.	249,061	0.3
2,245	Cardinal Health, Inc.	533,322	0.7
2,316 (1)	Caris Life Sciences, Inc.	41,271	0.1
830 (1)	Centene Corp.	53,278	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,985 (1)	Corcept Therapeutics, Inc.	$172,596	0.2
36 (1)	DaVita, Inc.	8,009	0.0
8,033 (1)	Dexcom, Inc.	541,023	0.7
1,332 (1)	Exelixis, Inc.	72,474	0.1
2,367 (1)	Guardant Health, Inc.	355,121	0.5
2,459 (1)	Halozyme Therapeutics, Inc.	192,466	0.2
1,391 (1)	IDEXX Laboratories, Inc.	732,278	0.9
4,492 (1)	Insmed, Inc.	478,937	0.6
1,449 (1)	Insulet Corp.	220,610	0.3
3,249 (1)	Ionis Pharmaceuticals, Inc.	257,613	0.3
375 (1)	Madrigal Pharmaceuticals, Inc.	201,356	0.3
483 (1)	Medpace Holdings, Inc.	255,792	0.3
2,859 (1)	Natera, Inc.	776,076	1.0
1,784 (1)	Neurocrine Biosciences, Inc.	300,666	0.4
797 (1)(2)	Penumbra, Inc.	251,653	0.3
4,006 (1)	Revolution Medicines, Inc.	750,244	1.0
2,835 (1)(2)	Summit Therapeutics, Inc.	41,306	0.1
2,250 (1)(2)	Tempus AI, Inc. - Class A	130,342	0.2
160 (1)	Viking Therapeutics, Inc.	6,242	0.0
6,938	Zoetis, Inc.	498,565	0.6
		9,695,762	12.5

	Industrials: 21.2%
1,427	AAON, Inc.	181,029	0.2
348 (1)	Alaska Air Group, Inc.	18,166	0.0
252	Allison Transmission Holdings, Inc.	28,411	0.0
13,662 (1)	American Airlines Group, Inc.	246,872	0.3
230	Armstrong World Industries, Inc.	36,897	0.1
2,834 (1)	ATI, Inc.	558,581	0.7
111 (1)(2)	Avis Budget Group, Inc.	16,409	0.0
1,618 (1)	Axon Enterprise, Inc.	907,067	1.2
561	Booz Allen Hamilton Holding Corp.	34,036	0.0
1,816	BWX Technologies, Inc.	353,484	0.5
85	Carlisle Cos., Inc.	30,834	0.0
1,011	Carpenter Technology Corp.	623,625	0.8
2,272	CH Robinson Worldwide, Inc.	427,909	0.6
200 (1)	Clean Harbors, Inc.	59,750	0.1
730	Comfort Systems USA, Inc.	1,446,824	1.9
394	Curtiss-Wright Corp.	298,557	0.4
840	Delta Air Lines, Inc.	78,674	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
248 (1)	Dycom Industries, Inc.	$125,386	0.2
926	EMCOR Group, Inc.	768,469	1.0
919 (1)	Everus Construction Group, Inc.	152,508	0.2
478 (1)	ExlService Holdings, Inc.	12,361	0.0
19,669	Fastenal Co.	944,702	1.2
202	Ferguson Enterprises, Inc.	47,941	0.1
2,675 (1)	Forgent Power Solutions, Inc. - Class A	149,426	0.2
2,124	FTAI Aviation Ltd.	574,606	0.7
892	HEICO Corp.	317,722	0.4
1,578	HEICO Corp. - Class A	406,982	0.5
274	Hexcel Corp.	27,416	0.0
182 (1)	IES Holdings, Inc.	133,708	0.2
1,432 (1)	Karman Holdings, Inc.	71,485	0.1
264 (1)	Kratos Defense & Security Solutions, Inc.	13,163	0.0
230	Landstar System, Inc.	47,566	0.1
194	Lennox International, Inc.	111,152	0.1
263	Lincoln Electric Holdings, Inc.	69,829	0.1
1,097 (1)	Lyft, Inc. - Class A	16,027	0.0
1,298 (1)	MasTec, Inc.	540,046	0.7
1,373	nVent Electric PLC	232,875	0.3
810	Old Dominion Freight Line, Inc.	175,446	0.2
63 (1)	Paylocity Holding Corp.	6,585	0.0
5,842 (1)	Planet Labs PBC	193,545	0.3
605	Powell Industries, Inc.	173,248	0.2
60	Primoris Services Corp.	5,947	0.0
115 (1)	RBC Bearings, Inc.	74,067	0.1
11,247 (1)	Rocket Lab Corp.	1,143,258	1.5
1,937	Rockwell Automation, Inc.	958,970	1.2
6,223	Rollins, Inc.	259,748	0.3
810 (1)	Solv Energy, Inc. - Class A	27,581	0.0
872	Southwest Airlines Co.	44,838	0.1
629 (1)	Sterling Infrastructure, Inc.	527,957	0.7
110	U-Haul Holding Co.	6,347	0.0
8 (1)	U-Haul Holding Co.	524	0.0
557	UL Solutions, Inc. - Class A	56,736	0.1
401 (1)	United Airlines Holdings, Inc.	54,532	0.1
301	United Rentals, Inc.	341,000	0.4
516 (1)	Vicor Corp.	195,967	0.3
1,243	Woodward, Inc.	528,822	0.7
781	WW Grainger, Inc.	1,062,472	1.4
2,386 (1)	XPO, Inc.	489,822	0.6
		16,437,907	21.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 30.8%
749	Advanced Energy Industries, Inc.	$279,280	0.4
2,596 (1)	Allegro MicroSystems, Inc.	180,733	0.2
478 (1)	Appfolio, Inc. - Class A	76,647	0.1
1,616 (1)	Applied Optoelectronics, Inc.	239,427	0.3
3,206 (1)	Astera Labs, Inc.	1,548,562	2.0
3,535 (1)	Atlassian Corp. - Class A	274,988	0.4
4,421 (1)	Autodesk, Inc.	859,531	1.1
690	Bentley Systems, Inc. - Class B	20,624	0.0
6,617 (1)	Cloudflare, Inc. - Class A	1,623,018	2.1
771 (1)	Coherent Corp.	304,136	0.4
7,283 (1)	CoreWeave, Inc. - Class A	724,950	0.9
3,449 (1)	Credo Technology Group Holding Ltd.	937,956	1.2
6,878 (1)	Datadog, Inc. - Class A	1,790,756	2.3
1,698 (1)	DigitalOcean Holdings, Inc.	266,637	0.3
254 (1)	DocuSign, Inc.	11,283	0.0
1,095 (1)	Dynatrace, Inc.	48,081	0.1
973 (1)	Elastic NV	55,480	0.1
449	Entegris, Inc.	80,757	0.1
750 (1)	Fabrinet	421,560	0.5
388 (1)	Fair Isaac Corp.	463,575	0.6
109 (1)	First Solar, Inc.	25,720	0.0
1,624 (1)	FormFactor, Inc.	259,726	0.3
1,366 (1)	Gartner, Inc.	177,061	0.2
1,055	Gen Digital, Inc.	26,259	0.0
2,759 (1)	GoDaddy, Inc. - Class A	234,184	0.3
927 (1)(2)	Guidewire Software, Inc.	114,067	0.2
919 (1)	HubSpot, Inc.	167,727	0.2
832 (1)	IREN Ltd.	38,047	0.1
2,183	Jabil, Inc.	841,503	1.1
2,039 (1)	Keysight Technologies, Inc.	713,793	0.9
656 (1)	Klaviyo, Inc. - Class A	9,906	0.0
259 (1)	Kyndryl Holdings, Inc.	2,929	0.0
2,852 (1)	Lattice Semiconductor Corp.	436,242	0.6
1,488 (1)	Lumentum Holdings, Inc.	1,276,793	1.7
1,401 (1)	MACOM Technology Solutions Holdings, Inc.	532,898	0.7
1,224 (1)	Manhattan Associates, Inc.	170,442	0.2
11,121	Microchip Technology, Inc.	1,014,235	1.3
121	MKS Instruments, Inc.	53,821	0.1
1,486 (1)	MongoDB, Inc.	499,147	0.6
1,460	NetApp, Inc.	225,950	0.3
431 (1)	ON Semiconductor Corp.	40,747	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
202 (1)	Onto Innovation, Inc.	$76,447	0.1
547	Pegasystems, Inc.	16,394	0.0
2,553 (1)	Procore Technologies, Inc.	103,703	0.1
5,634 (1)	Pure Storage, Inc. - Class A	443,903	0.6
2,251 (1)	Rambus, Inc.	298,798	0.4
162	RingCentral, Inc. - Class A	6,315	0.0
2,185 (1)	Rubrik, Inc. - Class A	175,412	0.2
7,196 (1)	Samsara, Inc. - Class A	233,366	0.3
344 (1)	Sanmina Corp.	87,060	0.1
1,941 (1)	Semtech Corp.	314,151	0.4
4,600 (1)	SentinelOne, Inc. - Class A	78,062	0.1
465 (1)	SiTime Corp.	346,685	0.5
7,013 (1)	Snowflake, Inc. - Class A	1,784,808	2.3
1,095 (1)	Super Micro Computer, Inc.	32,116	0.0
3,279	Teradyne, Inc.	1,586,511	2.1
7,569 (1)(2)	Terawulf, Inc.	186,954	0.2
1,840 (1)	TTM Technologies, Inc.	344,117	0.4
459 (1)	Twilio, Inc. - Class A	94,705	0.1
89	Ubiquiti, Inc.	47,529	0.1
4,842 (1)	Viavi Solutions, Inc.	231,205	0.3
324 (1)	Workday, Inc. - Class A	39,664	0.1
2,187 (1)	Zscaler, Inc.	308,695	0.4
		23,905,778	30.8

	Materials: 1.6%
4,316 (1)	Almonty Industries, Inc.	71,473	0.1
9,568	Anglogold Ashanti PLC	773,956	1.0
850	Aura Minerals, Inc.	53,507	0.1
712	Hecla Mining Co.	10,986	0.0
3,332	Solstice Advanced Materials, Inc.	295,215	0.4
233	Steel Dynamics, Inc.	53,464	0.0
		1,258,601	1.6

	Real Estate: 2.2%
578 (1)	CBRE Group, Inc. - Class A	77,851	0.1
904 (1)	CoStar Group, Inc.	25,601	0.1
50 (1)	Jones Lang LaSalle, Inc.	15,498	0.0
400	Lamar Advertising Co. - Class A	62,392	0.1
6,693	Simon Property Group, Inc.	1,496,889	1.9
		1,678,231	2.2

	Utilities: 2.6%
4,260	NRG Energy, Inc.	622,216	0.8
660 (1)	Talen Energy Corp.	253,611	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
7,044	Vistra Corp.	$1,117,390	1.5
		1,993,217	2.6

	Total Common Stock (Cost $50,292,802)	76,432,606	98.6

EXCHANGE-TRADED FUNDS: 1.2%
6,034	iShares Russell Mid- Cap Growth ETF	883,438	1.2

	Total Exchange-Traded Funds (Cost $836,400)	883,438	1.2

	Total Long-Term Investments (Cost $51,129,202)	77,316,044	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 2.4%
856,327 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $856,412, collateralized by various U.S. Government Securities, 2.125%- 4.125%, Market Value plus accrued interest $873,454, due 06/30/27-01/15/35)	856,327	1.1
1,000,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $1,000,103, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $1,017,654, due 01/15/28-02/15/56)	1,000,000	1.3
	Total Repurchase Agreements (Cost $1,856,327)	1,856,327	2.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
320,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $320,000)	$320,000	0.4

	Total Short-Term Investments (Cost $2,176,327)	$2,176,327	2.8

	Total Investments in Securities (Cost $53,305,529)	$79,492,371	102.6
	Liabilities in Excess of Other Assets	(1,982,588)	(2.6)
	Net Assets	$77,509,783	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$76,432,606	$—	$—	$76,432,606
Exchange-Traded Funds	883,438	—	—	883,438
Short-Term Investments	320,000	1,856,327	—	2,176,327
Total Investments, at fair value	$77,636,044	$1,856,327	$—	$79,492,371

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $54,920,801.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$27,005,515
Gross Unrealized Depreciation	(2,433,945)
Net Unrealized Appreciation	$24,571,570

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.5%
	Communication Services: 3.5%
13,096 (1)(2)	AST SpaceMobile, Inc.	$1,163,711	0.2
4,004 (1)	Charter Communications, Inc. - Class A	569,409	0.1
7,027 (1)	EchoStar Corp. - Class A	713,240	0.1
12,813	Electronic Arts, Inc.	2,627,178	0.4
10,159	Fox Corp. - Class A	529,893	0.1
7,043	Fox Corp. - Class B	329,894	0.0
2,635 (1)	Globalstar, Inc.	214,199	0.0
3,231 (1)	IAC, Inc.	149,143	0.0
4,751	Iridium Communications, Inc.	260,592	0.0
826 (1)	Liberty Broadband Corp. - Class A	27,489	0.0
5,937 (1)	Liberty Broadband Corp. - Class C	197,465	0.0
8,630 (1)	Liberty Global Ltd. - Class A	98,123	0.0
6,511 (1)	Liberty Global Ltd. - Class C	71,621	0.0
1,208 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	105,748	0.0
11,115 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	1,057,481	0.2
8,180 (1)	Live Nation Entertainment, Inc.	1,497,840	0.2
821 (1)	Madison Square Garden Sports Corp.	329,911	0.0
11,886	Match Group, Inc.	452,262	0.1
4,625	Millicom International Cellular SA	419,765	0.1
7,877	New York Times Co. - Class A	551,232	0.1
18,958	News Corp. - Class A	470,727	0.1
6,233	News Corp. - Class B	174,898	0.0
1,457	Nexstar Media Group, Inc.	260,206	0.0
3,018 (1)	NIQ Global Intelligence PLC	28,218	0.0
14,485	Omnicom Group, Inc.	1,054,943	0.1
25,053 (1)	Pinterest, Inc. - Class A	526,865	0.1
6,826 (1)	Reddit, Inc. - Class A	1,184,857	0.2
32,494 (1)	ROBLOX Corp. - Class A	1,767,024	0.3
6,680 (1)	Roku, Inc.	922,775	0.1
9,061	Sirius XM Holdings, Inc.	267,662	0.0
9,371 (1)	Take-Two Interactive Software, Inc.	2,342,563	0.3
3,166	TKO Group Holdings, Inc.	637,347	0.1
21,402 (1)	Trade Desk, Inc. - Class A	386,948	0.1
7,226	Versant Media Group, Inc.	260,208	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
123,098 (1)	Warner Bros Discovery, Inc.	$3,281,793	0.5
		24,933,230	3.5

	Consumer Discretionary: 9.2%
28,739	ADT, Inc.	186,804	0.0
9,392 (1)	Amer Sports, Inc.	317,825	0.1
10,828 (1)	Aptiv PLC	664,623	0.1
13,400	Aramark	762,460	0.1
1,260 (1)	AutoNation, Inc.	234,095	0.0
10,284	Bath & Body Works, Inc.	237,869	0.0
10,069	Best Buy Co., Inc.	764,036	0.1
2,054 (1)(2)	Birkenstock Holding PLC	88,384	0.0
10,481	BorgWarner, Inc.	695,938	0.1
2,611	Boyd Gaming Corp.	230,630	0.0
2,681 (1)	Bright Horizons Family Solutions, Inc.	190,029	0.0
3,306	Brunswick Corp.	278,497	0.0
3,205 (1)	Burlington Stores, Inc.	1,015,344	0.1
10,330 (1)	Caesars Entertainment, Inc.	311,759	0.0
7,239 (1)	CarMax, Inc.	382,871	0.1
65,264	Carnival Corp. Ltd.	1,864,593	0.3
5,136 (1)	Cava Group, Inc.	403,073	0.1
11,940 (1)	Chewy, Inc. - Class A	234,621	0.0
65,330 (1)	Chipotle Mexican Grill, Inc.	2,221,220	0.3
1,425 (2)	Choice Hotels International, Inc.	157,135	0.0
3,361	Churchill Downs, Inc.	301,280	0.0
1,099	Columbia Sportswear Co.	67,940	0.0
63,747 (1)	Coupang, Inc.	1,107,285	0.2
2,474 (1)	Crocs, Inc.	298,463	0.0
12,860	D.R. Horton, Inc.	2,094,637	0.3
5,857	Darden Restaurants, Inc.	1,206,601	0.2
7,207 (1)	Deckers Outdoor Corp.	715,583	0.1
3,232 (2)	Dick's Sporting Goods, Inc.	733,050	0.1
164	Dillard's, Inc. - Class A	86,661	0.0
1,525	Domino's Pizza, Inc.	451,461	0.1
24,393 (1)	DraftKings, Inc. - Class A	616,167	0.1
1,969 (1)	Duolingo, Inc.	226,474	0.0
6,003 (1)	Dutch Bros, Inc. - Class A	431,075	0.1
22,739	eBay, Inc.	2,541,083	0.4
4,795 (1)	Etsy, Inc.	361,207	0.1
5,838	Expedia Group, Inc.	1,493,827	0.2
2,777 (1)	Five Below, Inc.	499,277	0.1
5,448 (1)	Floor & Decor Holdings, Inc. - Class A	323,393	0.1
7,246 (1)	Flutter Entertainment PLC - Class DI	740,324	0.1
199,981	Ford Motor Co.	2,779,736	0.4
20,955 (1)(2)	GameStop Corp. - Class A	462,686	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,375	Gap, Inc.	$212,485	0.0
8,406	Garmin Ltd.	1,996,761	0.3
10,889	Gentex Corp.	275,165	0.0
7,029	Genuine Parts Co.	829,281	0.1
1,327 (1)	Grand Canyon Education, Inc.	189,907	0.0
6,420	H&R Block, Inc.	244,474	0.0
7,196	Hasbro, Inc.	594,318	0.1
2,029	Hyatt Hotels Corp. - Class A	393,301	0.1
14,114	Las Vegas Sands Corp.	651,926	0.1
2,583	Lear Corp.	346,277	0.1
10,459	Lennar Corp. - Class A	946,435	0.1
460	Lennar Corp. - Class B	40,807	0.0
1,001 (1)	Liberty Live Holdings, Inc. - Class A	101,361	0.0
2,468 (1)	Liberty Live Holdings, Inc. - Class C	260,720	0.0
1,149	Lithia Motors, Inc.	333,773	0.1
12,990	LKQ Corp.	342,027	0.1
5,104 (1)	Lululemon Athletica, Inc.	582,775	0.1
13,478	Macy's, Inc.	317,407	0.1
14,760 (1)	Mattel, Inc.	204,869	0.0
9,516 (1)	MGM Resorts International	454,960	0.1
2,659 (1)	Modine Manufacturing Co.	710,006	0.1
2,561 (1)	Mohawk Industries, Inc.	310,726	0.0
855	Murphy USA, Inc.	460,734	0.1
23,366 (1)	Norwegian Cruise Line Holdings Ltd.	493,256	0.1
135 (1)	NVR, Inc.	919,809	0.1
3,101 (1)	Ollie's Bargain Outlet Holdings, Inc.	238,405	0.0
11,566 (1)	On Holding AG - Class A	409,668	0.1
903	Penske Automotive Group, Inc.	161,592	0.0
4,042 (1)	Planet Fitness, Inc. - Class A	210,871	0.0
1,645	Pool Corp.	353,511	0.1
9,677	PulteGroup, Inc.	1,327,781	0.2
2,319	PVH Corp.	172,209	0.0
25,618 (1)(2)	QuantumScape Corp.	193,672	0.0
1,906	Ralph Lauren Corp.	765,087	0.1
17,546	Restaurant Brands International, Inc.	1,272,260	0.2
43,029 (1)	Rivian Automotive, Inc. - Class A	746,553	0.1
12,865	Royal Caribbean Cruises Ltd.	4,085,023	0.6
6,861	Service Corp. International	521,162	0.1
4,283 (1)	SharkNinja, Inc.	652,172	0.1
10,350	Tapestry, Inc.	1,515,033	0.2
10,414	Tempur Sealy International, Inc.	816,458	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,362	Texas Roadhouse, Inc.	$649,639	0.1
2,572 (2)	Thor Industries, Inc.	193,312	0.0
4,822	Toll Brothers, Inc.	794,425	0.1
1,449 (1)	TopBuild Corp.	513,714	0.1
26,900	Tractor Supply Co.	850,309	0.1
3,031	Travel + Leisure Co.	231,659	0.0
2,225 (1)	Ulta Beauty, Inc.	1,003,431	0.1
1,793 (2)	Vail Resorts, Inc.	244,117	0.0
6,510 (1)	Valvoline, Inc.	257,405	0.0
17,970	VF Corp.	299,740	0.0
9,061 (1)	Viking Holdings Ltd.	948,415	0.1
5,324 (1)	Wayfair, Inc. - Class A	492,044	0.1
3,212	Whirlpool Corp.	126,617	0.0
5,979	Williams-Sonoma, Inc.	1,393,705	0.2
1,386	Wingstop, Inc.	240,346	0.0
3,746	Wyndham Hotels & Resorts, Inc.	315,451	0.1
3,882	Wynn Resorts Ltd.	376,903	0.1
3,852 (1)	YETI Holdings, Inc.	190,905	0.0
14,141	Yum! Brands, Inc.	2,260,580	0.3
		65,817,750	9.2

	Consumer Staples: 4.7%
16,971	Albertsons Cos., Inc. - Class A	229,618	0.0
24,540	Archer-Daniels- Midland Co.	1,874,856	0.3
6,603 (1)	BJ's Wholesale Club Holdings, Inc.	575,914	0.1
2,176	Brown-Forman Corp. - Class A	59,535	0.0
6,884	Brown-Forman Corp. - Class B	183,459	0.0
6,793	Bunge Global SA	725,017	0.1
10,145	Campbell Soup Co.	225,929	0.0
1,887	Casey's General Stores, Inc.	1,499,769	0.2
8,717 (1)	Celsius Holdings, Inc.	255,234	0.0
12,117	Church & Dwight Co., Inc.	1,173,895	0.2
6,162	Clorox Co.	588,101	0.1
2,898	Coca-Cola Consolidated, Inc.	553,286	0.1
24,377	Conagra Brands, Inc.	328,114	0.1
7,063	Constellation Brands, Inc. - Class A	982,393	0.1
8,009 (1)	Darling Ingredients, Inc.	437,451	0.1
11,255	Dollar General Corp.	1,295,563	0.2
9,480 (1)	Dollar Tree, Inc.	1,146,606	0.2
2,953 (1)	e.l.f. Beauty, Inc.	218,522	0.0
12,625	Estee Lauder Cos., Inc. - Class A	996,744	0.1
2,476 (1)	Freshpet, Inc.	146,381	0.0
27,283	General Mills, Inc.	949,448	0.1
7,480	Hershey Co.	1,312,366	0.2
14,824	Hormel Foods Corp.	367,932	0.1
3,202	Ingredion, Inc.	303,261	0.0
16,687	JBS NV - Class A	197,741	0.0
5,346	JM Smucker Co.	601,425	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
96,999	Kenvue, Inc.	$1,853,651	0.3
66,301	Keurig Dr Pepper, Inc.	2,170,032	0.3
16,898	Kimberly-Clark Corp.	1,854,893	0.3
43,754	Kraft Heinz Co.	1,033,469	0.2
28,517	Kroger Co.	1,583,549	0.2
6,748	Lamb Weston Holdings, Inc.	291,379	0.0
7,835 (1)	Maplebear, Inc.	370,987	0.1
13,024	McCormick & Co., Inc.	656,670	0.1
7,834	Molson Coors Beverage Co. - Class B	305,213	0.0
7,696 (1)	Performance Food Group Co.	860,336	0.1
2,169	Pilgrim's Pride Corp.	60,971	0.0
2,078 (1)	Post Holdings, Inc.	183,404	0.0
12,486	Primo Brands Corp. - Class A	305,158	0.0
2,791	Reynolds Consumer Products, Inc.	74,938	0.0
12	Seaboard Corp.	53,572	0.0
2,353	Smithfield Foods, Inc.	57,084	0.0
4,789 (1)	Sprouts Farmers Market, Inc.	405,054	0.1
24,472	Sysco Corp.	2,045,370	0.3
14,085	Tyson Foods, Inc. - Class A	806,366	0.1
11,218 (1)	US Foods Holding Corp.	1,147,040	0.2
		33,347,696	4.7

	Energy: 5.7%
16,883	Antero Midstream Corp.	384,088	0.1
15,183 (1)	Antero Resources Corp.	533,531	0.1
18,039	APA Corp.	587,530	0.1
50,799	Baker Hughes Co.	2,819,344	0.4
10,709	Cheniere Energy, Inc.	2,559,558	0.4
11,635	Chesapeake Energy Corp.	1,060,996	0.2
2,880	Chord Energy Corp.	329,184	0.0
57,672	Devon Energy Corp.	2,383,007	0.3
9,800	Diamondback Energy, Inc.	1,722,644	0.2
5,202	DT Midstream, Inc.	763,341	0.1
30,865	EQT Corp.	1,641,092	0.2
42,626	Halliburton Co.	1,447,153	0.2
7,917	HF Sinclair Corp.	551,419	0.1
99,497	Kinder Morgan, Inc.	3,180,919	0.4
15,053	Marathon Petroleum Corp.	3,848,600	0.5
5,906	Matador Resources Co.	294,001	0.0
18,270	NOV, Inc.	338,908	0.0
37,103	Occidental Petroleum Corp.	1,802,093	0.3
32,250	ONEOK, Inc.	2,803,815	0.4
14,465	Ovintiv, Inc.	761,582	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
40,412	Permian Resources Corp. - Class A	$743,985	0.1
20,513	Phillips 66	3,467,723	0.5
11,929	Range Resources Corp.	443,640	0.1
10,861	Targa Resources Corp.	2,912,269	0.4
20,212	TechnipFMC PLC	1,340,056	0.2
3,011	Texas Pacific Land Corp.	1,317,734	0.2
9,688	Viper Energy, Inc. - Class A	410,771	0.1
3,611	Weatherford International PLC	294,296	0.0
2,156 (1)(2)	X-Energy, Inc.	39,584	0.0
		40,782,863	5.7

	Financials: 13.6%
1,306	Affiliated Managers Group, Inc.	441,950	0.1
14,330 (1)	Affirm Holdings, Inc.	1,168,612	0.2
58,615 (2)	AGNC Investment Corp.	638,904	0.1
13,125	Allstate Corp.	3,122,963	0.4
14,154	Ally Financial, Inc.	650,376	0.1
3,390	American Financial Group, Inc.	474,397	0.1
27,262	American International Group, Inc.	2,031,837	0.3
4,641	Ameriprise Financial, Inc.	2,129,105	0.3
37,540	Annaly Capital Management, Inc.	839,394	0.1
17,787 (1)	Arch Capital Group Ltd.	1,726,406	0.2
10,069 (2)	Ares Management Corp. - Class A	1,120,780	0.2
2,533	Assurant, Inc.	680,186	0.1
2,138	Assured Guaranty Ltd.	171,382	0.0
3,588	Axis Capital Holdings Ltd.	385,495	0.1
160	Axis Capital Holdings Ltd.	17,190	0.0
5,257	Bank OZK	273,837	0.0
26,641 (1)	Block, Inc.	2,024,716	0.3
33,679	Blue Owl Capital, Inc.	294,691	0.0
965	BOK Financial Corp.	134,019	0.0
2,905 (1)	Brighthouse Financial, Inc.	183,886	0.0
15,093	Brown & Brown, Inc.	968,216	0.1
1,061 (1)(2)	Bullish	24,859	0.0
13,577	Carlyle Group, Inc.	571,727	0.1
5,360	Cboe Global Markets, Inc.	1,300,711	0.2
978	Central BanCo, Inc.	29,712	0.0
13,290 (1)	Chime Financial, Inc. - Class A	272,179	0.0
7,789	Cincinnati Financial Corp.	1,442,055	0.2
21,617	Citizens Financial Group, Inc.	1,514,703	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,022 (2)	CNA Financial Corp.	$49,679	0.0
11,240 (1)	Coinbase Global, Inc. - Class A	1,643,176	0.2
14,749	Columbia Banking System, Inc.	472,705	0.1
6,926	Commerce Bancshares, Inc.	399,977	0.1
12,594	Corebridge Financial, Inc.	360,566	0.0
3,262 (1)	Corpay, Inc.	1,087,127	0.2
185 (1)(2)	Credit Acceptance Corp.	117,797	0.0
3,020	Cullen/Frost Bankers, Inc.	466,650	0.1
6,957	East West Bancorp, Inc.	898,079	0.1
14,312	Equitable Holdings, Inc.	628,011	0.1
1,805 (1)	Euronet Worldwide, Inc.	132,108	0.0
1,877	Evercore, Inc. - Class A	640,883	0.1
2,024	Everest Re Group Ltd.	723,034	0.1
17,963	F.N.B. Corp.	342,734	0.0
1,853	FactSet Research Systems, Inc.	426,338	0.1
13,016	Fidelity National Financial, Inc.	613,835	0.1
26,475	Fidelity National Information Services, Inc.	1,029,348	0.1
46,273	Fifth Third Bancorp	2,608,409	0.4
7,237 (1)	Figure Technology Solutions, Inc. - Class A	222,248	0.0
4,989	First American Financial Corp.	342,196	0.0
410	First Citizens BancShares, Inc. - Class A	853,124	0.1
6,187	First Hawaiian, Inc.	181,279	0.0
24,228	First Horizon Corp.	621,206	0.1
27,133 (1)	Fiserv, Inc.	1,330,874	0.2
13,715	Franklin Resources, Inc.	456,298	0.1
924 (1)(2)	Freedom Holding Corp.	120,554	0.0
9,560 (1)	Galaxy Digital, Inc. - Class A	261,370	0.0
11,770	Global Payments, Inc.	854,031	0.1
3,994	Globe Life, Inc.	713,648	0.1
2,014	Hamilton Lane, Inc. - Class A	158,764	0.0
1,777	Hanover Insurance Group, Inc.	380,491	0.1
14,004	Hartford Financial Services Group, Inc.	1,855,810	0.3
2,789	Houlihan Lokey, Inc.	374,089	0.1
103,062	Huntington Bancshares, Inc.	1,827,289	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
18,412	Invesco Ltd.	$485,893	0.1
3,679	Jack Henry & Associates, Inc.	506,745	0.1
7,756	Jefferies Financial Group, Inc.	387,645	0.1
47,384	KeyCorp	1,092,201	0.2
1,118	Kinsale Capital Group, Inc.	368,728	0.0
4,773	Lazard, Inc.	200,180	0.0
8,788	Lincoln National Corp.	310,656	0.0
8,554	Loews Corp.	968,398	0.1
4,096	LPL Financial Holdings, Inc.	1,153,761	0.2
7,509	M&T Bank Corp.	1,787,217	0.2
632 (1)	Markel Corp.	1,234,302	0.2
1,788	MarketAxess Holdings, Inc.	202,920	0.0
10,624	MGIC Investment Corp.	299,597	0.0
996	Morningstar, Inc.	155,396	0.0
3,599	MSCI, Inc.	2,015,584	0.3
22,868	Nasdaq, Inc.	1,802,456	0.3
9,396	Northern Trust Corp.	1,633,401	0.2
11,530	Old Republic International Corp.	471,808	0.1
5,905	OneMain Holdings, Inc.	360,028	0.0
45,831	PayPal Holdings, Inc.	1,978,983	0.3
7,636	Pinnacle Financial Partners, Inc.	770,320	0.1
3,262	Popular, Inc.	535,555	0.1
1,601	Primerica, Inc.	455,004	0.1
10,950	Principal Financial Group, Inc.	1,180,191	0.2
5,888	Prosperity Bancshares, Inc.	430,001	0.1
17,801	Prudential Financial, Inc.	1,921,262	0.3
9,043	Raymond James Financial, Inc.	1,374,807	0.2
43,689	Regions Financial Corp.	1,319,408	0.2
3,349	Reinsurance Group of America, Inc.	712,165	0.1
2,136	RenaissanceRe Holdings Ltd.	676,898	0.1
28,449	Rithm Capital Corp.	267,136	0.0
4,187	RLI Corp.	247,326	0.0
39,309 (1)	Robinhood Markets, Inc. - Class A	3,941,907	0.6
49,564 (1)	Rocket Cos., Inc. - Class A	780,633	0.1
5,684	Ryan Specialty Holdings, Inc.	214,628	0.0
5,204	SEI Investments Co.	456,443	0.1
2,869 (1)(2)	Shift4 Payments, Inc. - Class A	139,548	0.0
9,533	SLM Corp.	247,286	0.0
64,584 (1)	SoFi Technologies, Inc.	1,157,991	0.2
4,961	Southstate Bank Corp.	495,604	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
17,886 (2)	Starwood Property Trust, Inc.	$292,973	0.0
13,687	State Street Corp.	2,321,315	0.3
7,626	Stifel Financial Corp.	532,066	0.1
17,184	Synchrony Financial	1,306,843	0.2
10,776	T. Rowe Price Group, Inc.	1,225,123	0.2
2,616	TFS Financial Corp.	46,356	0.0
24,383 (1)	Toast, Inc. - Class A	678,335	0.1
7,425	TPG, Inc.	301,084	0.0
5,934	Tradeweb Markets, Inc. - Class A	591,382	0.1
8,104	Unum Group	724,498	0.1
14,191 (2)	UWM Holdings Corp.	32,497	0.0
4,229	Virtu Financial, Inc. - Class A	251,922	0.0
4,719 (3)	Voya Financial, Inc.	427,211	0.1
11,608	W.R. Berkley Corp.	818,712	0.1
8,249	Webster Financial Corp.	630,389	0.1
5,417	Western Alliance Bancorp	445,277	0.1
15,848 (2)	Western Union Co.	122,030	0.0
1,750 (1)	WEX, Inc.	246,907	0.0
123	White Mountains Insurance Group Ltd.	255,027	0.0
4,827	Willis Towers Watson PLC	1,261,633	0.2
3,394	Wintrust Financial Corp.	545,484	0.1
20,087	XP, Inc. - Class A	326,615	0.0
7,422	Zions Bancorp NA	513,528	0.1
		96,465,234	13.6

	Health Care: 10.7%
14,451	Agilent Technologies, Inc.	1,919,526	0.3
3,422 (1)	Align Technology, Inc.	577,155	0.1
6,820 (1)	Alnylam Pharmaceuticals, Inc.	2,053,025	0.3
9,554	AmerisourceBergen Corp.	2,703,591	0.4
6,911 (1)	Arrowhead Pharmaceuticals, Inc.	563,316	0.1
2,547 (1)	Ascendis Pharma A/S, ADR	679,336	0.1
33,717 (1)	Avantor, Inc.	333,798	0.0
2,206 (1)	Axsome Therapeutics, Inc.	539,963	0.1
26,285	Baxter International, Inc.	560,396	0.1
14,544	Becton Dickinson and Co.	2,200,944	0.3
7,540 (1)	Biogen, Inc.	1,629,092	0.2
9,810 (1)	BioMarin Pharmaceutical, Inc.	561,328	0.1
929 (1)	Bio-Rad Laboratories, Inc. - Class A	272,764	0.0
8,000	Bio-Techne Corp.	565,200	0.1
8,649 (1)	Bridgebio Pharma, Inc.	644,178	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,673	Bruker Corp.	$341,401	0.0
11,979	Cardinal Health, Inc.	2,845,731	0.4
6,308 (1)	Caris Life Sciences, Inc.	112,409	0.0
25,242 (1)	Centene Corp.	1,620,284	0.2
2,508 (1)	Charles River Laboratories International, Inc.	568,789	0.1
666	Chemed Corp.	310,183	0.0
9,946 (1)	Cooper Cos., Inc.	713,228	0.1
4,851 (1)	Corcept Therapeutics, Inc.	421,794	0.1
1,648 (1)	DaVita, Inc.	366,647	0.0
19,628 (1)	Dexcom, Inc.	1,321,946	0.2
6,658 (1)	Doximity, Inc. - Class A	138,087	0.0
29,165 (1)	Edwards Lifesciences Corp.	2,638,266	0.4
25,280 (1)	Elanco Animal Health, Inc.	622,141	0.1
5,034	Encompass Health Corp.	508,837	0.1
2,891	Ensign Group, Inc.	463,427	0.1
8,284 (1)	Envista Holdings Corp.	218,283	0.0
12,753 (1)	Exelixis, Inc.	693,891	0.1
23,239	GE HealthCare Technologies, Inc.	1,487,528	0.2
5,735 (1)	Globus Medical, Inc. - Class A	453,122	0.1
6,512 (1)	Guardant Health, Inc.	976,995	0.1
6,009 (1)	Halozyme Therapeutics, Inc.	470,324	0.1
5,044 (1)	Henry Schein, Inc.	421,275	0.1
6,145	Humana, Inc.	2,440,917	0.3
4,044 (1)	IDEXX Laboratories, Inc.	2,128,923	0.3
7,773 (1)	Illumina, Inc.	1,366,727	0.2
8,478 (1)	Incyte Corp.	961,066	0.1
10,975 (1)	Insmed, Inc.	1,170,154	0.2
3,540 (1)	Insulet Corp.	538,965	0.1
8,411 (1)	Ionis Pharmaceuticals, Inc.	666,908	0.1
8,514 (1)	IQVIA Holdings, Inc.	1,645,075	0.2
3,051 (1)	Jazz Pharmaceuticals PLC	735,199	0.1
4,197	Labcorp Holdings, Inc.	1,175,160	0.2
916 (1)	Madrigal Pharmaceuticals, Inc.	491,846	0.1
22,952 (1)(2)	Medline, Inc. - Class A	905,227	0.1
1,180 (1)	Medpace Holdings, Inc.	624,916	0.1
1,034 (1)	Mettler-Toledo International, Inc.	1,320,945	0.2
18,617 (1)	Moderna, Inc.	1,303,749	0.2
2,633 (1)	Molina Healthcare, Inc.	602,167	0.1
6,987 (1)	Natera, Inc.	1,896,621	0.3
5,065 (1)	Neurocrine Biosciences, Inc.	853,630	0.1
13,391	Organon & Co.	181,314	0.0
1,948 (1)(2)	Penumbra, Inc.	615,081	0.1
10,518	QIAGEN N.V.	411,254	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,650	Quest Diagnostics, Inc.	$1,197,517	0.2
2,723 (1)	Repligen Corp.	371,526	0.0
7,434	ResMed, Inc.	1,448,738	0.2
9,788 (1)	Revolution Medicines, Inc.	1,833,097	0.3
5,712	Revvity, Inc.	635,517	0.1
25,034 (1)	Roivant Sciences Ltd.	885,953	0.1
21,168	Royalty Pharma PLC - Class A	1,186,890	0.2
7,559 (1)	Solventum Corp.	583,177	0.1
14,287 (1)	Sotera Health Co.	253,594	0.0
5,009	STERIS PLC	1,054,745	0.1
6,910 (1)(2)	Summit Therapeutics, Inc.	100,679	0.0
2,259	Teleflex, Inc.	286,351	0.0
5,499 (1)(2)	Tempus AI, Inc. - Class A	318,557	0.0
4,370 (1)	Tenet Healthcare Corp.	817,540	0.1
2,119 (1)	United Therapeutics Corp.	1,148,138	0.2
2,605	Universal Health Services, Inc. - Class B	387,337	0.0
7,634 (1)	Veeva Systems, Inc. - Class A	1,354,806	0.2
59,462	Viatris, Inc.	944,257	0.1
5,788 (1)	Viking Therapeutics, Inc.	225,790	0.0
5,029 (1)	Waters Corp.	1,886,076	0.3
3,577	West Pharmaceutical Services, Inc.	1,284,143	0.2
9,906	Zimmer Biomet Holdings, Inc.	852,808	0.1
21,535	Zoetis, Inc.	1,547,505	0.2
		76,158,785	10.7

	Industrials: 18.4%
5,716	A.O. Smith Corp.	358,508	0.1
3,486	AAON, Inc.	442,234	0.1
1,547	Acuity Brands, Inc.	582,693	0.1
3,719	Advanced Drainage Systems, Inc.	583,734	0.1
6,594	AECOM	460,261	0.1
1,949 (1)	AeroVironment, Inc.	321,721	0.0
3,060	AGCO Corp.	366,282	0.1
5,674 (1)	Alaska Air Group, Inc.	296,183	0.0
4,353	Allegion PLC	611,553	0.1
4,231	Allison Transmission Holdings, Inc.	477,003	0.1
7,803 (1)	Amentum Holdings, Inc.	161,288	0.0
33,382 (1)	American Airlines Group, Inc.	603,213	0.1
11,703	AMETEK, Inc.	2,831,424	0.4
19,508 (1)	API Group Corp.	826,164	0.1
1,881	Applied Industrial Technologies, Inc.	636,060	0.1
2,163	Armstrong World Industries, Inc.	346,988	0.0
6,925 (1)	ATI, Inc.	1,364,917	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
890 (1)	Avis Budget Group, Inc.	$131,569	0.0
3,953 (1)	Axon Enterprise, Inc.	2,216,091	0.3
6,120	Booz Allen Hamilton Holding Corp.	371,300	0.1
5,900	Broadridge Financial Solutions, Inc.	808,005	0.1
5,360 (1)	Builders FirstSource, Inc.	479,613	0.1
4,681	BWX Technologies, Inc.	911,157	0.1
1,119 (1)	CACI International, Inc. - Class A	518,388	0.1
2,051	Carlisle Cos., Inc.	744,000	0.1
2,469	Carpenter Technology Corp.	1,522,978	0.2
6,018	CH Robinson Worldwide, Inc.	1,133,430	0.2
2,440 (1)	Chart Industries, Inc.	509,814	0.1
2,598 (1)	Clean Harbors, Inc.	776,152	0.1
44,549	CNH Industrial NV	500,285	0.1
1,783	Comfort Systems USA, Inc.	3,533,817	0.5
45,127 (1)	Copart, Inc.	1,272,130	0.2
9,588 (1)	Core & Main, Inc. - Class A	462,621	0.1
2,532	Crane Co.	564,813	0.1
1,885	Curtiss-Wright Corp.	1,428,378	0.2
33,506	Delta Air Lines, Inc.	3,138,172	0.4
5,902	Donaldson Co., Inc.	529,823	0.1
6,819	Dover Corp.	1,529,365	0.2
1,519 (1)	Dycom Industries, Inc.	767,991	0.1
2,262	EMCOR Group, Inc.	1,877,189	0.3
6,064	Equifax, Inc.	962,478	0.1
2,921	Esab Corp.	288,098	0.0
2,605 (1)	Everus Construction Group, Inc.	432,300	0.1
7,573 (1)	ExlService Holdings, Inc.	195,838	0.0
6,778	Expeditors International of Washington, Inc.	1,104,678	0.2
58,774	Fastenal Co.	2,822,915	0.4
5,601 (1)	Fedex Freight Holding Co., Inc.	845,751	0.1
9,790	Ferguson Enterprises, Inc.	2,323,461	0.3
6,514	Flowserve Corp.	483,078	0.1
6,537 (1)	Forgent Power Solutions, Inc. - Class A	365,157	0.1
15,570	Fortive Corp.	951,171	0.1
5,932	Fortune Brands Innovations, Inc.	325,667	0.0
5,190	FTAI Aviation Ltd.	1,404,051	0.2
1,518 (1)	FTI Consulting, Inc.	226,197	0.0
12,783 (1)	Gates Industrial Corp. PLC	357,541	0.1
2,961 (1)	Generac Holdings, Inc.	867,010	0.1
7,940	Genpact Ltd.	218,350	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
13,305	GFL Environmental, Inc.	$489,491	0.1
8,443	Graco, Inc.	638,375	0.1
5,841 (1)	GXO Logistics, Inc.	296,139	0.0
10,648 (1)	Hayward Holdings, Inc.	184,317	0.0
2,180	HEICO Corp.	776,494	0.1
3,856	HEICO Corp. - Class A	994,501	0.1
3,829	Hexcel Corp.	383,130	0.1
2,710	Hubbell, Inc.	1,417,872	0.2
2,004	Huntington Ingalls Industries, Inc.	560,900	0.1
3,788	IDEX Corp.	859,687	0.1
445 (1)	IES Holdings, Inc.	326,924	0.0
20,025	Ingersoll Rand, Inc.	1,641,850	0.2
4,562	ITT, Inc.	902,181	0.1
5,980	Jacobs Solutions, Inc.	753,480	0.1
3,847	JB Hunt Transport Services, Inc.	1,113,437	0.2
3,499 (1)	Karman Holdings, Inc.	174,670	0.0
6,418	KBR, Inc.	221,614	0.0
2,726 (1)	Kirby Corp.	370,654	0.1
8,088	Knight-Swift Transportation Holdings, Inc.	629,813	0.1
9,463 (1)	Kratos Defense & Security Solutions, Inc.	471,825	0.1
9,519	L3Harris Technologies, Inc.	2,766,126	0.4
1,726	Landstar System, Inc.	356,954	0.1
6,412	Leidos Holdings, Inc.	660,244	0.1
1,612	Lennox International, Inc.	923,595	0.1
3,866	Leonardo DRS, Inc.	164,962	0.0
2,725	Lincoln Electric Holdings, Inc.	723,515	0.1
2,254 (1)	Loar Holdings, Inc.	181,695	0.0
19,314 (1)	Lyft, Inc. - Class A	282,178	0.0
10,321	Masco Corp.	839,820	0.1
3,172 (1)	MasTec, Inc.	1,319,742	0.2
2,217 (1)	Middleby Corp.	381,346	0.1
1,861	MSA Safety, Inc.	324,893	0.0
2,318	MSC Industrial Direct Co., Inc. - Class A	275,726	0.0
5,551	Mueller Industries, Inc.	682,384	0.1
7,572 (1)	Nextracker, Inc. - Class A	902,128	0.1
2,699	Nordson Corp.	814,261	0.1
8,221	nVent Electric PLC	1,394,364	0.2
9,550	Old Dominion Freight Line, Inc.	2,068,530	0.3
3,187	Oshkosh Corp.	489,141	0.1
19,657	Otis Worldwide Corp.	1,407,441	0.2
4,076	Owens Corning	647,921	0.1
1,893 (1)	Parsons Corp.	99,174	0.0
16,470	Paychex, Inc.	1,619,495	0.2
2,095	Paycom Software, Inc.	263,300	0.0
2,223 (1)	Paylocity Holding Corp.	232,370	0.0
8,199	Pentair PLC	628,535	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
14,274 (1)	Planet Labs PBC	$472,898	0.1
1,478	Powell Industries, Inc.	423,240	0.1
2,749	Primoris Services Corp.	272,481	0.0
33,522 (1)(2)	QXO, Inc.	579,260	0.1
9,513	RB Global, Inc.	1,107,789	0.2
1,595 (1)	RBC Bearings, Inc.	1,027,276	0.1
3,394	Regal Rexnord Corp.	808,417	0.1
5,046	Robert Half International, Inc.	154,912	0.0
27,481 (1)	Rocket Lab Corp.	2,793,444	0.4
5,748	Rockwell Automation, Inc.	2,845,720	0.4
15,205	Rollins, Inc.	634,657	0.1
1,920	Ryder System, Inc.	506,438	0.1
1,365 (1)	Saia, Inc.	574,883	0.1
2,633	Schneider National, Inc. - Class B	96,183	0.0
2,193	Science Applications International Corp.	242,129	0.0
7,394	Sensata Technologies Holding PLC	352,990	0.0
2,105	Simpson Manufacturing Co., Inc.	440,682	0.1
2,229 (1)	SiteOne Landscape Supply, Inc.	255,020	0.0
2,593	Snap-on, Inc.	1,043,423	0.1
1,979 (1)	Solv Energy, Inc. - Class A	67,385	0.0
23,558	Southwest Airlines Co.	1,211,352	0.2
2,488 (1)	SPX Technologies, Inc.	609,983	0.1
10,611	SS&C Technologies Holdings, Inc.	658,413	0.1
11,678 (1)	Standardaero, Inc.	349,289	0.0
7,948	Stanley Black & Decker, Inc.	748,066	0.1
1,538 (1)	Sterling Infrastructure, Inc.	1,290,936	0.2
20,988 (2)	Sunbelt Rentals Holdings, Inc.	1,570,112	0.2
13,300	Tetra Tech, Inc.	384,237	0.1
8,854	Textron, Inc.	812,177	0.1
3,294	Timken Co.	478,684	0.1
4,887	Toro Co.	476,092	0.1
9,849	TransUnion	710,507	0.1
5,274 (1)	Trex Co., Inc.	263,911	0.0
5,175	U-Haul Holding Co.	298,597	0.0
384 (1)	U-Haul Holding Co.	25,129	0.0
3,927	UL Solutions, Inc. - Class A	400,004	0.1
16,536 (1)	United Airlines Holdings, Inc.	2,248,731	0.3
3,194	United Rentals, Inc.	3,618,451	0.5
969	Valmont Industries, Inc.	559,694	0.1
12,558	Veralto Corp.	1,113,643	0.2
6,699	Verisk Analytics, Inc.	1,202,671	0.2
1,261 (1)	Vicor Corp.	478,903	0.1
1,787	Watsco, Inc.	744,697	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,394	Watts Water Technologies, Inc. - Class A	$545,681	0.1
2,447	WESCO International, Inc.	845,267	0.1
8,633	Westinghouse Air Brake Technologies Corp.	2,327,457	0.3
9,035	WillScot Mobile Mini Holdings Corp.	260,750	0.0
3,036	Woodward, Inc.	1,291,636	0.2
2,223	WW Grainger, Inc.	3,024,169	0.4
5,830 (1)	XPO, Inc.	1,196,841	0.2
12,139	Xylem, Inc.	1,434,951	0.2
		130,708,500	18.4

	Information Technology: 15.9%
1,931	Advanced Energy Industries, Inc.	720,012	0.1
7,374 (1)	Akamai Technologies, Inc.	871,681	0.1
6,343 (1)	Allegro MicroSystems, Inc.	441,600	0.1
5,408	Amdocs Ltd.	273,320	0.0
6,379	Amkor Technology, Inc.	550,061	0.1
1,167 (1)	Appfolio, Inc. - Class A	187,128	0.0
13,032 (1)	Applied Digital Corp.	486,094	0.1
3,948 (1)	Applied Optoelectronics, Inc.	584,936	0.1
2,603 (1)	Arrow Electronics, Inc.	555,506	0.1
7,833 (1)	Astera Labs, Inc.	3,783,496	0.5
8,638 (1)	Atlassian Corp. - Class A	671,950	0.1
61,616 (1)	Aurora Innovation, Inc.	420,221	0.1
10,803 (1)	Autodesk, Inc.	2,100,319	0.3
4,150	Avnet, Inc.	368,603	0.1
8,348	Bentley Systems, Inc. - Class B	249,522	0.0
4,436 (1)	BILL Holdings, Inc.	160,406	0.0
28,837	BitMine Immersion Technologies, Inc.	383,820	0.1
28,038 (1)	CCC Intelligent Solutions Holdings, Inc.	144,676	0.0
6,536	CDW Corp.	919,223	0.1
9,150 (1)	Circle Internet Group, Inc.	573,064	0.1
2,599 (1)	Cirrus Logic, Inc.	386,029	0.1
16,169 (1)	Cloudflare, Inc. - Class A	3,965,932	0.6
8,535	Cognex Corp.	618,105	0.1
24,274	Cognizant Technology Solutions Corp. - Class A	940,132	0.1
9,061 (1)	Coherent Corp.	3,574,293	0.5
17,796 (1)	CoreWeave, Inc. - Class A	1,771,414	0.3
8,428 (1)	Credo Technology Group Holding Ltd.	2,291,995	0.3
16,806 (1)	Datadog, Inc. - Class A	4,375,610	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,148 (1)	DigitalOcean Holdings, Inc.	$651,360	0.1
9,907 (1)	DocuSign, Inc.	440,069	0.1
3,044	Dolby Laboratories, Inc. - Class A	160,054	0.0
7,778 (1)	Dropbox, Inc. - Class A	213,662	0.0
15,145 (1)	Dynatrace, Inc.	665,017	0.1
4,650 (1)	Elastic NV	265,143	0.0
6,553 (1)	Enphase Energy, Inc.	322,670	0.0
7,777	Entegris, Inc.	1,398,771	0.2
2,605 (1)	EPAM Systems, Inc.	206,707	0.0
2,894 (1)	F5, Inc.	1,203,788	0.2
1,832 (1)	Fabrinet	1,029,731	0.1
1,155 (1)	Fair Isaac Corp.	1,379,971	0.2
10,905 (1)	Figma, Inc. - Class A	197,271	0.0
5,204 (1)	First Solar, Inc.	1,227,936	0.2
18,737 (1)	Flex Ltd.	3,036,706	0.4
3,969 (1)	FormFactor, Inc.	634,762	0.1
3,337 (1)	Gartner, Inc.	432,542	0.1
27,577	Gen Digital, Inc.	686,392	0.1
7,294 (1)	Gitlab, Inc. - Class A	222,686	0.0
6,453	GLOBALFOUNDRIES, Inc.	531,792	0.1
6,741 (1)	GoDaddy, Inc. - Class A	572,176	0.1
4,324 (1)(2)	Guidewire Software, Inc.	532,068	0.1
67,759	Hewlett Packard Enterprise Co.	3,056,608	0.4
46,758	HP, Inc.	1,025,871	0.1
2,539 (1)	HubSpot, Inc.	463,393	0.1
2,249	Ingram Micro Holding Corp.	61,690	0.0
18,775 (1)	IonQ, Inc.	999,956	0.1
1,313 (1)	IPG Photonics Corp.	154,041	0.0
16,525 (1)	IREN Ltd.	755,688	0.1
5,335	Jabil, Inc.	2,056,536	0.3
8,738 (1)	Keysight Technologies, Inc.	3,058,912	0.4
7,112 (1)	Klaviyo, Inc. - Class A	107,391	0.0
11,341 (1)	Kyndryl Holdings, Inc.	128,267	0.0
6,969 (1)	Lattice Semiconductor Corp.	1,065,978	0.2
1,271	Littelfuse, Inc.	578,724	0.1
3,636 (1)	Lumentum Holdings, Inc.	3,119,906	0.4
3,424 (1)	MACOM Technology Solutions Holdings, Inc.	1,302,387	0.2
2,992 (1)	Manhattan Associates, Inc.	416,636	0.1
27,174	Microchip Technology, Inc.	2,478,269	0.4
3,432	MKS Instruments, Inc.	1,526,554	0.2
3,988 (1)	MongoDB, Inc.	1,339,569	0.2
10,067	NetApp, Inc.	1,557,969	0.2
13,253 (1)	Nutanix, Inc. - Class A	675,373	0.1
8,622 (1)	Okta, Inc.	1,176,472	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
20,106 (1)	ON Semiconductor Corp.	$1,900,821	0.3
2,535 (1)	Onto Innovation, Inc.	959,371	0.1
4,540	Pegasystems, Inc.	136,064	0.0
6,239 (1)	Procore Technologies, Inc.	253,428	0.0
6,083 (1)	PTC, Inc.	691,090	0.1
15,959 (1)	Pure Storage, Inc. - Class A	1,257,410	0.2
10,728	Qnity Electronics, Inc.	1,751,990	0.2
4,311 (1)	Qorvo, Inc.	402,087	0.1
5,729	Ralliant Corp.	421,826	0.1
5,500 (1)	Rambus, Inc.	730,070	0.1
3,745	RingCentral, Inc. - Class A	145,980	0.0
5,232	Roper Technologies, Inc.	1,770,456	0.3
7,930 (1)	Rubrik, Inc. - Class A	636,620	0.1
3,348 (1)(2)	SailPoint, Inc.	49,015	0.0
17,584 (1)	Samsara, Inc. - Class A	570,249	0.1
2,596 (1)	Sanmina Corp.	656,996	0.1
4,742 (1)	Semtech Corp.	767,493	0.1
16,386 (1)	SentinelOne, Inc. - Class A	278,070	0.0
1,137 (1)	SiTime Corp.	847,702	0.1
7,683 (2)	Skyworks Solutions, Inc.	520,907	0.1
17,137 (1)	Snowflake, Inc. - Class A	4,361,366	0.6
28,504 (1)	Super Micro Computer, Inc.	836,022	0.1
3,917	TD SYNNEX Corp.	1,047,171	0.1
2,356 (1)	Teledyne Technologies, Inc.	1,571,216	0.2
8,013	Teradyne, Inc.	3,877,010	0.5
18,495 (1)	Terawulf, Inc.	456,826	0.1
11,831 (1)	Trimble, Inc.	605,511	0.1
5,213 (1)	TTM Technologies, Inc.	974,935	0.1
7,566 (1)	Twilio, Inc. - Class A	1,561,093	0.2
2,152 (1)	Tyler Technologies, Inc.	629,374	0.1
217	Ubiquiti, Inc.	115,885	0.0
20,408 (1)(2)	UiPath, Inc. - Class A	221,835	0.0
18,444 (1)	Unity Software, Inc.	527,130	0.1
2,202	Universal Display Corp.	190,671	0.0
4,174	VeriSign, Inc.	1,050,011	0.2
11,831 (1)	Viavi Solutions, Inc.	564,930	0.1
7,170	Vontier Corp.	207,930	0.0
10,515 (1)	Workday, Inc. - Class A	1,287,246	0.2
2,454 (1)	Zebra Technologies Corp. - Class A	646,040	0.1
13,604 (1)	Zoom Video Communications, Inc. - Class A	1,174,161	0.2
5,345 (1)	Zscaler, Inc.	754,447	0.1
		112,895,067	15.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 5.2%
6,031	Albemarle Corp.	$814,366	0.1
13,466	Alcoa Corp.	702,117	0.1
11,103 (1)	Almonty Industries, Inc.	183,866	0.0
23,635	Amcor PLC	1,024,577	0.2
25,847	Anglogold Ashanti PLC	2,090,764	0.3
3,242	AptarGroup, Inc.	405,898	0.1
2,077	Aura Minerals, Inc.	130,747	0.0
3,919	Avery Dennison Corp.	636,250	0.1
10,921 (1)	Axalta Coating Systems Ltd.	373,717	0.1
13,614	Ball Corp.	849,514	0.1
5,719	Celanese Corp.	263,074	0.0
7,840	CF Industries Holdings, Inc.	848,758	0.1
28,956 (1)	Cleveland-Cliffs, Inc.	271,897	0.0
52,561	Coeur Mining, Inc.	857,796	0.1
34,387	Corteva, Inc.	2,912,235	0.4
5,703	Crown Holdings, Inc.	637,709	0.1
36,867	Dow, Inc.	1,008,681	0.1
6,991	DuPont de Nemours, Inc.	948,259	0.1
1,593	Eagle Materials, Inc.	358,425	0.1
5,807	Eastman Chemical Co.	388,953	0.1
11,677	Element Solutions, Inc.	557,577	0.1
14,939	Graphic Packaging Holding Co.	157,905	0.0
32,350	Hecla Mining Co.	499,161	0.1
13,084	International Flavors & Fragrances, Inc.	1,036,514	0.2
26,845	International Paper Co.	1,022,794	0.1
7,636 (1)	James Hardie Industries PLC	199,910	0.0
3,244	Louisiana-Pacific Corp.	255,173	0.0
13,197	LyondellBasell Industries NV - Class A	694,822	0.1
3,056	Martin Marietta Materials, Inc.	1,762,395	0.3
16,251	Mosaic Co.	344,359	0.1
7,338 (1)(2)	MP Materials Corp.	411,001	0.1
315	NewMarket Corp.	249,241	0.0
11,278	Nucor Corp.	2,512,174	0.4
5,810	Olin Corp.	115,154	0.0
4,439	Packaging Corp. of America	1,057,725	0.2
11,414	PPG Industries, Inc.	1,384,404	0.2
2,606	Reliance Steel & Aluminum Co.	973,602	0.1
4,339	Royal Gold, Inc.	866,108	0.1
6,456	RPM International, Inc.	717,584	0.1
2,272	Scotts Miracle-Gro Co.	154,746	0.0
4,527	Silgan Holdings, Inc.	210,008	0.0
26,725	Smurfit WestRock PLC	1,236,299	0.2
8,141	Solstice Advanced Materials, Inc.	721,293	0.1
5,012	Sonoco Products Co.	282,426	0.0
6,895	Steel Dynamics, Inc.	1,582,127	0.2
6,632	Vulcan Materials Co.	1,956,506	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,686	Westlake Corp.	$123,078	0.0
		36,791,689	5.2

	Real Estate: 6.6%
6,049	Agree Realty Corp.	458,151	0.1
8,784	Alexandria Real Estate Equities, Inc.	464,234	0.1
9,765	American Healthcare REIT, Inc.	509,245	0.1
17,155	American Homes 4 Rent - Class A	575,036	0.1
14,612 (2)	Americold Realty Trust, Inc.	229,701	0.0
7,104	AvalonBay Communities, Inc.	1,340,454	0.2
8,104	Boston Properties, Inc.	537,376	0.1
15,593	Brixmor Property Group, Inc.	491,647	0.1
5,040	Camden Property Trust	577,030	0.1
14,939 (1)	CBRE Group, Inc. - Class A	2,012,134	0.3
20,675 (1)	CoStar Group, Inc.	585,516	0.1
8,344	Cousins Properties, Inc.	250,153	0.0
22,327	Crown Castle, Inc.	1,690,824	0.2
11,573	CubeSmart	460,258	0.1
17,888	Digital Realty Trust, Inc.	3,212,327	0.5
2,729	EastGroup Properties, Inc.	552,704	0.1
3,828	EPR Properties	222,062	0.0
9,870	Equity LifeStyle Properties, Inc.	636,122	0.1
19,079	Equity Residential	1,296,037	0.2
3,272	Essex Property Trust, Inc.	954,083	0.1
10,725	Extra Space Storage, Inc.	1,558,343	0.2
4,381	Federal Realty Investment Trust	540,791	0.1
10,503 (1)	Fermi, Inc.	96,208	0.0
6,746	First Industrial Realty Trust, Inc.	413,597	0.1
13,920	Gaming and Leisure Properties, Inc.	619,858	0.1
17,132	Healthcare Realty Trust, Inc.	345,552	0.0
35,481	Healthpeak Properties, Inc.	759,293	0.1
34,725	Host Hotels & Resorts, Inc.	823,330	0.1
1,591 (1)	Howard Hughes Holdings, Inc.	113,741	0.0
30,315	Invitation Homes, Inc.	915,816	0.1
15,124	Iron Mountain, Inc.	1,910,312	0.3
2,370	Janus Living, Inc. - Class 1	68,114	0.0
2,356 (1)	Jones Lang LaSalle, Inc.	730,242	0.1
5,903 (2)	Kilroy Realty Corp.	221,185	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
33,824	Kimco Realty Corp.	$857,438	0.1
4,365	Lamar Advertising Co. - Class A	680,853	0.1
3,551 (2)	Lineage, Inc.	153,581	0.0
25,458 (2)	Medical Properties Trust, Inc.	117,616	0.0
5,917	Mid-America Apartment Communities, Inc.	822,108	0.1
7,829	Millrose Properties, Inc.	235,261	0.0
9,674	National Retail Properties, Inc.	450,131	0.1
3,643	National Storage Affiliates Trust	162,004	0.0
15,243	Omega Healthcare Investors, Inc.	726,786	0.1
15,335	Rayonier, Inc.	326,329	0.0
47,758	Realty Income Corp.	2,959,086	0.4
9,329	Regency Centers Corp.	743,894	0.1
11,526	Rexford Industrial Realty, Inc.	386,121	0.1
5,391	SBA Communications Corp.	951,296	0.1
16,353	Simon Property Group, Inc.	3,657,348	0.5
9,789	STAG Industrial, Inc.	372,569	0.1
6,243	Sun Communities, Inc.	748,598	0.1
16,592	UDR, Inc.	662,353	0.1
24,783	Ventas, Inc.	2,200,730	0.3
55,539	VICI Properties, Inc.	1,474,560	0.2
8,959	Vornado Realty Trust	352,089	0.1
36,846	Weyerhaeuser Co.	882,093	0.1
11,308	WP Carey, Inc.	808,522	0.1
2,041 (1)	Zillow Group, Inc. - Class A	64,026	0.0
8,274 (1)	Zillow Group, Inc. - Class C	260,797	0.0
		47,227,665	6.6

	Utilities: 6.0%
36,356	AES Corp.	532,979	0.1
13,222	Alliant Energy Corp.	1,008,706	0.1
14,143	Ameren Corp.	1,598,725	0.2
9,970	American Water Works Co., Inc.	1,311,853	0.2
8,438	Atmos Energy Corp.	1,453,614	0.2
6,930	Brookfield Renewable Corp.	257,242	0.0
33,468	CenterPoint Energy, Inc.	1,473,931	0.2
6,157	Clearway Energy, Inc. - Class C	210,446	0.0
15,725	CMS Energy Corp.	1,202,963	0.2
18,861	Consolidated Edison, Inc.	2,086,592	0.3
10,624	DTE Energy Co.	1,618,779	0.2
19,485	Edison International	1,450,658	0.2
23,407	Entergy Corp.	2,688,528	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
14,488	Essential Utilities, Inc.	$555,035	0.1
11,786	Evergy, Inc.	1,018,664	0.1
19,241	Eversource Energy	1,390,547	0.2
52,433	Exelon Corp.	2,444,426	0.3
28,148	FirstEnergy Corp.	1,338,156	0.2
2,833 (2)	IDACORP, Inc.	428,633	0.1
10,449	MDU Resources Group, Inc.	221,623	0.0
4,810	National Fuel Gas Co.	371,380	0.0
24,483	NiSource, Inc.	1,164,167	0.2
10,409	NRG Energy, Inc.	1,520,339	0.2
10,532	OGE Energy Corp.	512,487	0.1
7,190 (1)	Oklo, Inc.	376,253	0.0
112,254	PG&E Corp.	1,888,112	0.3
6,197	Pinnacle West Capital Corp.	663,079	0.1
38,508	PPL Corp.	1,399,766	0.2
25,540	Public Service Enterprise Group, Inc.	2,072,826	0.3
2,305 (1)	Talen Energy Corp.	885,719	0.1
10,992	UGI Corp.	379,664	0.1
17,211	Vistra Corp.	2,730,181	0.4
16,678	WEC Energy Group, Inc.	1,947,490	0.3
31,946	Xcel Energy, Inc.	2,565,264	0.4
		42,768,827	6.0

	Total Common Stock (Cost $350,722,577)	707,897,306	99.5

EXCHANGE-TRADED FUNDS: 0.3%
22,206	iShares Russell Mid- Cap ETF	2,449,766	0.3

	Total Exchange-Traded Funds (Cost $2,378,098)	2,449,766	0.3
	Total Long-Term Investments (Cost $353,100,675)	710,347,072	99.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 1.3%
1,314,066 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,314,197, collateralized by various U.S. Government Securities, 4.125%, Market Value plus accrued interest $1,340,348, due 03/31/29)	$1,314,066	0.2
1,181,125 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,181,243, collateralized by various U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,204,747, due 04/07/28-06/20/56)	1,181,125	0.2
1,885,049 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,885,238, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%- 7.000%, Market Value plus accrued interest $1,922,750, due 08/15/28-07/01/56)	1,885,049	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,907,004 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,907,195, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $1,945,144, due 12/17/26-05/15/51)	$1,907,004	0.3
1,036,583 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,036,687, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,057,450, due 05/01/31-05/01/56)	1,036,583	0.1
2,355,241 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $2,355,484, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $2,396,820, due 01/15/28-02/15/56)	2,355,241	0.3
	Total Repurchase Agreements (Cost $9,679,068)	9,679,068	1.3

	Time Deposits: 0.3%
293,297 (4)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	293,297	0.1
293,297 (4)	DZ Bank AG, 3.610%, 07/01/2026	293,297	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
293,297 (4)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	$293,297	0.0
293,297 (4)	Mizuho Bank Ltd., 3.620%, 07/01/2026	293,297	0.1
293,297 (4)	Royal Bank of Canada, 3.670%, 07/01/2026	293,297	0.0
293,297 (4)	Societe Generale S.A., 3.630%, 07/01/2026	293,297	0.0
293,297 (4)	Toronto-Dominion Bank, 3.630%, 07/01/2026	293,297	0.1
	Total Time Deposits (Cost $2,053,079)	2,053,079	0.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
2,525,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $2,525,000)	$2,525,000	0.4
	Total Short-Term Investments (Cost $14,257,147)	14,257,147	2.0

	Total Investments in Securities (Cost $367,357,822)	$724,604,219	101.8
	Liabilities in Excess of Other Assets	(12,865,287)	(1.8)
	Net Assets	$711,738,932	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$707,897,306	$—	$—	$707,897,306
Exchange-Traded Funds	2,449,766	—	—	2,449,766
Short-Term Investments	2,525,000	11,732,147	—	14,257,147
Total Investments, at fair value	$712,872,072	$11,732,147	$—	$724,604,219
Other Financial Instruments+
Futures	41,955	—	—	41,955
Total Assets	$712,914,027	$11,732,147	$—	$724,646,174

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$348,911	$14,741	$(8,229)	$71,788	$427,211	$4,437	$5,394	$—
	$348,911	$14,741	$(8,229)	$71,788	$427,211	$4,437	$5,394	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	5	09/18/26	$1,942,500	$41,955
			$1,942,500	$41,955

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$41,955
Total Asset Derivatives		$41,955

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$206,192
Total	$206,192

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$79,029
Total	$79,029

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $377,316,232.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$375,533,996
Gross Unrealized Depreciation	(28,204,054)
Net Unrealized Appreciation	$347,329,942

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 2.3%
597 (1)(2)	Advantage Solutions, Inc.	$25,814	0.0
34,620 (2)	Altice USA, Inc. - Class A	50,199	0.0
78,397 (2)	AMC Entertainment Holdings, Inc. - Class A	148,954	0.1
4,592 (1)(2)	AMC Networks, Inc. - Class A	45,828	0.0
4,956 (2)	Angi, Inc.	29,488	0.0
1,474 (2)	Anterix, Inc.	151,734	0.1
6,745 (2)	Atlanta Braves Holdings, Inc. - Class C	350,066	0.1
1,600	ATN International, Inc.	42,384	0.0
3,716 (2)	Bandwidth, Inc. - Class A	235,223	0.1
3,638 (2)	Boston Omaha Corp. - Class A	49,622	0.0
11,955 (1)(2)	Bumble, Inc. - Class A	38,256	0.0
712 (2)	Cable One, Inc.	37,814	0.0
9,201 (2)	CarGurus, Inc.	313,662	0.1
6,905 (2)	Cars.com, Inc.	75,541	0.0
13,004	Cinemark Holdings, Inc.	412,617	0.1
50,261 (2)	Clear Channel Outdoor Holdings, Inc.	121,632	0.0
5,967	Cogent Communications Holdings, Inc.	82,822	0.0
9,047 (1)	Entravision Communications Corp. - Class A	117,973	0.0
3,520 (1)(2)	EverQuote, Inc. - Class A	83,741	0.0
8,897 (2)	EW Scripps Co. - Class A	24,645	0.0
3,794 (1)(2)	fuboTV, Inc. - Class A	34,905	0.0
17,369 (1)(2)	Gannett Co., Inc.	148,505	0.0
4,575 (2)	GCI Liberty, Inc. - Class C	98,637	0.0
10,539 (2)	Gogo, Inc.	32,671	0.0
11,780 (1)	Gray Television, Inc.	46,767	0.0
4,272 (1)(2)	Grindr, Inc.	61,389	0.0
1,532 (1)(2)	Ibotta, Inc. - Class A	52,333	0.0
2,202	IDT Corp. - Class B	128,068	0.0
15,759 (2)	iHeartMedia, Inc. - Class A	67,606	0.0
5,696 (1)(2)	IMAX Corp.	227,043	0.1
4,904	John Wiley & Sons, Inc. - Class A	237,893	0.1
19,667 (2)	Liberty Latin America Ltd. - Class C	153,206	0.1
24,661 (2)	Lionsgate Studios Corp.	377,560	0.1
120,572 (2)	Lumen Technologies, Inc.	925,993	0.2
4,888 (2)	Madison Square Garden Entertainment Corp.	395,390	0.1
17,720 (1)(2)	Magnite, Inc.	336,326	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
3,228	Marcus Corp.	$75,729	0.0
4,458 (2)	MediaAlpha, Inc. - Class A	56,037	0.0
6,171 (2)	MNTN, Inc. - Class A	56,773	0.0
10,475	National CineMedia, Inc.	39,805	0.0
6,219 (2)	Newsmax, Inc.	51,493	0.0
29,450 (2)	Nextdoor Holdings, Inc.	66,852	0.0
4,715 (2)	Nexxen International Ltd.	42,576	0.0
8,278	Playtika Holding Corp.	30,794	0.0
5,261 (2)	PubMatic, Inc. - Class A	69,024	0.0
6,983 (2)	QuinStreet, Inc.	102,301	0.0
14,543 (1)(2)	Rumble, Inc.	92,203	0.0
2,405	Scholastic Corp.	110,630	0.0
6,689 (1)	Shenandoah Telecommunications Co.	100,870	0.0
3,352	Shutterstock, Inc.	46,760	0.0
5,180 (1)	Sinclair, Inc.	73,815	0.0
3,409 (1)(2)	Sphere Entertainment Co.	589,859	0.2
3,234	Spok Holdings, Inc.	33,116	0.0
13,481 (2)	Stagwell, Inc.	100,164	0.0
1,870 (2)	Starz Entertainment Corp.	53,968	0.0
27,687 (2)	Stubhub Holdings, Inc. - Class A	356,332	0.1
14,624 (2)	Taboola.com Ltd.	73,120	0.0
11,896	Telephone and Data Systems, Inc.	440,271	0.1
14,115 (1)(2)	TripAdvisor, Inc.	193,517	0.1
20,039 (2)	Trump Media & Technology Group Corp.	155,102	0.1
21,196 (1)(2)	Uniti Group, Inc.	243,118	0.1
2,541 (1)(2)	Webtoon Entertainment, Inc.	29,018	0.0
6,799 (2)	Yelp, Inc.	166,711	0.1
4,446 (1)(2)	Ziff Davis, Inc.	232,837	0.1
9,419 (2)	ZipRecruiter, Inc. - Class A	35,321	0.0
29,269 (2)	ZoomInfo Technologies, Inc.	85,758	0.0
		9,566,181	2.3

	Consumer Discretionary: 9.2%
5,487 (2)	Abercrombie & Fitch Co. - Class A	493,885	0.1
7,977 (1)	Academy Sports & Outdoors, Inc.	375,956	0.1
7,241 (2)	Accel Entertainment, Inc.	91,309	0.0
3,420 (1)	Acushnet Holdings Corp.	405,373	0.1
9,970 (2)	Adient PLC	183,249	0.1
4,234 (2)	Adtalem Global Education, Inc.	527,810	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,545 (1)	Advance Auto Parts, Inc.	$469,450	0.1
2,614	A-Mark Precious Metals, Inc.	108,769	0.0
29,964 (2)	American Axle & Manufacturing Holdings, Inc.	162,405	0.1
19,564 (1)	American Eagle Outfitters, Inc.	336,501	0.1
2,394 (2)	American Public Education, Inc.	128,558	0.0
13,872 (2)	AMMO, Inc.	31,628	0.0
7,259	Arhaus, Inc.	61,121	0.0
9,883	Arko Corp.	79,360	0.0
1,731 (2)	ARKO Petroleum Corp.	32,629	0.0
2,351 (2)	Asbury Automotive Group, Inc.	472,739	0.1
2,332 (2)	Barnes & Noble Education, Inc.	29,290	0.0
3,567 (2)	Beazer Homes USA, Inc.	100,054	0.0
101 (2)	Biglari Holdings, Inc. - Class B	43,029	0.0
2,415 (2)	BJ's Restaurants, Inc.	146,675	0.0
10,668	Bloomin' Brands, Inc.	97,506	0.0
2,728 (2)	Bob's Discount Furniture, Inc.	43,157	0.0
3,807 (2)	Boot Barn Holdings, Inc.	625,376	0.2
13,004 (1)	Brightstar Lottery PLC	139,403	0.0
5,349 (1)(2)	Brinker International, Inc.	898,632	0.2
4,072	Buckle, Inc.	171,838	0.1
1,668 (1)	Build-A-Bear Workshop, Inc.	51,057	0.0
4,455	Caleres, Inc.	55,108	0.0
7,832 (1)	Camping World Holdings, Inc. - Class A	59,758	0.0
14,499 (2)	Capri Holdings Ltd.	269,246	0.1
2,029	Carriage Services, Inc.	77,792	0.0
4,462	Carter's, Inc.	183,656	0.1
966 (2)	Cavco Industries, Inc.	593,491	0.2
3,255	Century Communities, Inc.	233,253	0.1
5,710 (1)	Cheesecake Factory, Inc.	454,173	0.1
689 (2)	Citi Trends, Inc.	39,852	0.0
2,348 (2)	Cooper-Standard Holdings, Inc.	63,513	0.0
28,140 (2)	Coursera, Inc.	158,710	0.1
2,836 (1)	Cracker Barrel Old Country Store, Inc.	151,159	0.0
7,259 (1)	Cricut, Inc. - Class A	31,867	0.0
13,706	Dana, Inc.	372,940	0.1
3,648 (2)	Dave & Buster's Entertainment, Inc.	41,587	0.0
4,576 (1)	Designer Brands, Inc. - Class A	26,678	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,847 (1)	Dine Brands Global, Inc.	$66,307	0.0
3,320 (2)	Dorman Products, Inc.	453,014	0.1
4,038 (1)(2)	Dream Finders Homes, Inc. - Class A	69,696	0.0
7,868 (1)(2)	Driven Brands Holdings, Inc.	109,680	0.0
3,692 (2)	El Pollo Loco Holdings, Inc.	62,616	0.0
865 (2)	Envela Corp.	24,981	0.0
7,801 (1)	Ermenegildo Zegna NV	101,569	0.0
1,766	Escalade, Inc.	33,165	0.0
3,282	Ethan Allen Interiors, Inc.	73,320	0.0
19,600 (1)(2)	EVgo, Inc.	37,436	0.0
12,050 (2)	Figs, Inc. - Class A	123,272	0.0
7,744 (2)	First Watch Restaurant Group, Inc.	99,820	0.0
615	Flexsteel Industries, Inc.	45,805	0.0
6,345 (2)	Fossil Group, Inc.	26,268	0.0
5,408 (2)	Fox Factory Holding Corp.	91,639	0.0
8,798 (2)	Frontdoor, Inc.	682,637	0.2
5,761 (2)	Funko, Inc. - Class A	33,875	0.0
21,506	Garrett Motion, Inc.	779,162	0.2
1,403 (2)	Genesco, Inc.	47,379	0.0
29,770 (2)	Genius Sports Ltd.	180,406	0.1
4,181 (2)	Gentherm, Inc.	142,614	0.0
3,346 (1)(2)	GigaCloud Technology, Inc. - Class A	105,734	0.0
4,575	G-III Apparel Group Ltd.	154,223	0.0
15,881 (2)	Global Business Travel Group I	149,123	0.0
34,630 (1)(2)	Goodyear Tire & Rubber Co.	228,558	0.1
391	Graham Holdings Co. - Class B	446,295	0.1
3,948 (2)	Green Brick Partners, Inc.	315,998	0.1
1,423	Group 1 Automotive, Inc.	414,335	0.1
3,226 (2)	Groupon, Inc.	77,618	0.0
1,205	Hamilton Beach Brands Holding Co. - Class A	27,751	0.0
12,792	Harley-Davidson, Inc.	312,892	0.1
2,197	Haverty Furniture Cos., Inc.	56,089	0.0
2,983 (2)	Helen of Troy Ltd.	86,716	0.0
6,965 (2)	Hilton Grand Vacations, Inc.	364,757	0.1
10,562 (2)	Holley, Inc.	26,933	0.0
625 (2)	Hovnanian Enterprises, Inc. - Class A	89,006	0.0
3,956 (2)	Inspired Entertainment, Inc.	32,637	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,932	Installed Building Products, Inc.	$673,891	0.2
2,572 (1)(2)	Jack in the Box, Inc.	40,663	0.0
1,216	JAKKS Pacific, Inc.	28,308	0.0
783	Johnson Outdoors, Inc. - Class A	36,049	0.0
7,313	KB Home	457,721	0.1
13,483	Kohl's Corp.	238,919	0.1
6,747	Kontoor Brands, Inc.	562,295	0.1
10,776 (2)	Krispy Kreme, Inc.	38,039	0.0
880 (1)(2)	Kura Sushi USA, Inc. - Class A	50,653	0.0
7,057 (2)	Latham Group, Inc.	45,659	0.0
15,087 (2)	Laureate Education, Inc.	547,960	0.1
5,164	La-Z-Boy, Inc.	207,180	0.1
2,918	LCI Industries	308,958	0.1
1,549 (2)	Legacy Housing Corp.	40,692	0.0
17,005	Leggett & Platt, Inc.	199,129	0.1
2,678 (2)	LGI Homes, Inc.	170,535	0.1
18,000 (2)	Life Time Group Holdings, Inc.	735,120	0.2
3,861 (2)	Lincoln Educational Services Corp.	192,664	0.1
6,261 (2)	Lindblad Expeditions Holdings, Inc.	176,811	0.1
2,061 (2)	Lovesac Co.	34,398	0.0
16,644 (1)(2)	Lucid Group, Inc.	111,348	0.0
3,136 (2)	M/I Homes, Inc.	504,237	0.1
2,533 (2)	Malibu Boats, Inc. - Class A	69,480	0.0
2,495 (2)	MarineMax, Inc.	91,367	0.0
3,458 (1)	Marriott Vacations Worldwide Corp.	352,301	0.1
2,481 (2)	MasterCraft Boat Holdings, Inc.	64,059	0.0
3,686 (2)	McGraw Hill, Inc.	34,906	0.0
7,982	Meritage Homes Corp.	669,291	0.2
1,568	Monarch Casino & Resort, Inc.	206,364	0.1
3,607	Monro, Inc.	61,716	0.0
2,170 (2)	Motorcar Parts of America, Inc.	33,244	0.0
1,958	Movado Group, Inc.	76,969	0.0
403	Nathan's Famous, Inc.	40,945	0.0
9,896 (2)	National Vision Holdings, Inc.	188,123	0.1
12,960 (2)	Navan, Inc. - Class A	296,395	0.1
53,162	Newell Brands, Inc.	326,415	0.1
12,426	OneSpaWorld Holdings Ltd.	350,910	0.1
9,008 (1)(2)	Overstock.com, Inc.	52,156	0.0
1,772 (1)	Oxford Industries, Inc.	61,790	0.0
4,153 (1)	Papa John's International, Inc.	152,706	0.0
3,947	Patrick Industries, Inc.	354,362	0.1
4,148 (2)	Pattern Group, Inc. - Class A	104,488	0.0
50,292 (1)(2)	Peloton Interactive, Inc. - Class A	297,226	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
15,933 (2)	Penn Entertainment, Inc.	$340,329	0.1
7,887	Perdoceo Education Corp.	252,384	0.1
12,498 (2)	Petco Health & Wellness Co., Inc.	33,995	0.0
4,549	Phinia, Inc.	374,701	0.1
6,672	Polaris, Inc.	456,632	0.1
8,437 (1)(2)	Portillo's, Inc. - Class A	39,991	0.0
2,717 (1)(2)	Pursuit Attractions and Hospitality, Inc.	152,071	0.0
1,203	RCI Hospitality Holdings, Inc.	32,866	0.0
14,205 (1)(2)	RealReal, Inc.	167,477	0.1
5,920	Red Rock Resorts, Inc. - Class A	385,155	0.1
6,928	Rent-A-Center, Inc.	147,012	0.0
5,487 (2)	Revolve Group, Inc.	125,597	0.0
1,927 (2)	RH	317,435	0.1
1,082	Rocky Brands, Inc.	44,622	0.0
12,576 (2)	Rush Street Interactive, Inc.	374,010	0.1
44,172 (2)	Sabre Corp.	92,319	0.0
12,517 (1)(2)	Sally Beauty Holdings, Inc.	176,990	0.1
4,618 (2)	Savers Value Village, Inc.	46,596	0.0
8,901 (1)(2)	Serve Robotics, Inc.	58,569	0.0
4,840 (2)	Shake Shack, Inc. - Class A	271,137	0.1
23,808 (2)	SHARPLINK, Inc.	114,278	0.0
2,660 (1)	Shoe Carnival, Inc.	39,448	0.0
4,835	Signet Jewelers Ltd.	416,777	0.1
12,119 (1)(2)	Six Flags Entertainment Corp.	258,135	0.1
6,852 (2)	Skyline Champion Corp.	603,798	0.2
5,587	Smith & Wesson Brands, Inc.	84,028	0.0
27,154 (1)(2)	Solid Power, Inc.	70,329	0.0
1,789	Sonic Automotive, Inc. - Class A	151,689	0.0
15,358 (2)	Sonos, Inc.	207,794	0.1
3,052	Standard Motor Products, Inc.	118,936	0.0
8,922	Steven Madden Ltd.	375,616	0.1
14,914 (2)	Stitch Fix, Inc. - Class A	61,297	0.0
3,124 (2)	Stoneridge, Inc.	22,868	0.0
2,808	Strategic Education, Inc.	215,149	0.1
576 (1)(2)	Strattec Security Corp.	46,915	0.0
5,187 (2)	Stride, Inc.	447,327	0.1
1,825	Sturm Ruger & Co., Inc.	69,076	0.0
20,432	Super Group SGHC Ltd.	276,854	0.1
2,112	Superior Group of Cos., Inc.	27,709	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
12,932 (2)	Sweetgreen, Inc. - Class A	$113,931	0.0
5,246 (2)	Target Hospitality Corp.	106,809	0.0
11,517 (2)	Taylor Morrison Home Corp.	826,230	0.2
13,761 (1)(2)	ThredUp, Inc. - Class A	94,263	0.0
17,326 (2)	Topgolf Callaway Brands Corp.	325,556	0.1
24,202 (1)(2)	Under Armour, Inc. - Class A	154,651	0.0
23,238 (2)	Under Armour, Inc. - Class C	144,540	0.0
3,093 (1)(2)	United Parks & Resorts, Inc	147,660	0.0
6,007 (1)(2)	Universal Technical Institute, Inc.	256,919	0.1
7,188 (2)	Urban Outfitters, Inc.	509,342	0.1
5,576 (2)	Venu Holding Corp.	12,658	0.0
8,906 (2)	Versigent PLC	374,141	0.1
8,733 (2)	Victoria's Secret & Co.	729,031	0.2
3,304	Visteon Corp.	327,790	0.1
12,833 (1)(2)	Warby Parker, Inc. - Class A	389,353	0.1
19,667 (1)	Wendy's Co.	163,039	0.1
382 (1)	Winmark Corp.	161,617	0.1
3,651	Winnebago Industries, Inc.	114,057	0.0
10,312	Wolverine World Wide, Inc.	170,457	0.1
8,276 (1)(2)	XMAX, Inc.	75,229	0.0
3,328 (1)(2)	XPEL, Inc.	165,069	0.1
4,605 (1)(2)	Xponential Fitness, Inc. - Class A	31,867	0.0
2,062 (2)	Zumiez, Inc.	36,704	0.0
		37,508,134	9.2

	Consumer Staples: 1.9%
4,147	Andersons, Inc.	283,655	0.1
11,187 (1)	B&G Foods, Inc.	44,524	0.0
14,646 (2)	BellRing Brands, Inc.	189,519	0.1
939 (2)	Boston Beer Co., Inc. - Class A	166,231	0.1
5,310 (1)	Cal-Maine Foods, Inc.	427,773	0.1
7,249 (2)	Central Garden & Pet Co. - Class A	281,044	0.1
4,584 (2)	Chefs' Warehouse, Inc.	440,522	0.1
8,361 (2)	ChromaDex Corp.	26,671	0.0
43,414 (2)	Coty, Inc. - Class A	93,774	0.0
9,540	Dole PLC	130,889	0.0
5,769 (1)	Edgewell Personal Care Co.	154,955	0.0
7,900 (1)	Energizer Holdings, Inc.	169,376	0.1
22,531	Flowers Foods, Inc.	177,995	0.1
4,469	Fresh Del Monte Produce, Inc.	124,730	0.0
11,814 (1)(2)	Grocery Outlet Holding Corp.	117,904	0.0
12,944 (1)(2)	Herbalife Ltd.	170,214	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
12,759 (1)(2)	Honest Co., Inc.	$46,698	0.0
1,904	Ingles Markets, Inc. - Class A	168,656	0.1
2,240	Inter Parfums, Inc.	250,566	0.1
1,986	J & J Snack Foods Corp.	145,872	0.0
1,133	John B Sanfilippo & Son, Inc.	97,427	0.0
2,462	Lancaster Colony Corp.	281,062	0.1
2,856	Limoneira Co.	37,499	0.0
4,771 (1)(2)	Mama's Creations, Inc.	85,162	0.0
2,129	MGP Ingredients, Inc.	37,300	0.0
7,743 (2)	Mission Produce, Inc.	91,290	0.0
3,329 (2)	National Beverage Corp.	103,865	0.0
1,845	Natural Grocers by Vitamin Cottage, Inc.	57,232	0.0
2,164 (2)	Nature's Sunshine Products, Inc.	47,175	0.0
6,406	Nu Skin Enterprises, Inc. - Class A	33,824	0.0
5,155 (1)(2)	Oddity Tech Ltd. - Class A	77,995	0.0
1,343	Oil-Dri Corp. of America	137,268	0.0
19,545 (2)	Olaplex Holdings, Inc.	40,067	0.0
1,569 (2)	Once Upon a Farm PBC	32,133	0.0
3,208	PriceSmart, Inc.	626,651	0.2
596 (2)	Seneca Foods Corp. - Class A	103,668	0.0
10,453 (2)	Simply Good Foods Co.	138,816	0.0
2,816	Spectrum Brands Holdings, Inc.	241,472	0.1
2,370	Turning Point Brands, Inc.	201,000	0.1
7,566 (2)	United Natural Foods, Inc.	345,539	0.1
3,165 (1)	Universal Corp.	165,118	0.0
1,616 (2)	USANA Health Sciences, Inc.	34,502	0.0
9,863	Utz Brands, Inc.	75,945	0.0
1,460	Village Super Market, Inc. - Class A	61,583	0.0
6,048 (2)	Vita Coco Co., Inc.	400,015	0.1
4,628 (1)(2)	Vital Farms, Inc.	53,824	0.0
1,664	WD-40 Co.	405,417	0.1
1,686 (1)	Weis Markets, Inc.	132,031	0.0
5,121 (2)	Westrock Coffee Co.	41,531	0.0
2,189 (2)	Yesway, Inc. - Class A	44,437	0.0
		7,842,416	1.9

	Energy: 5.6%
10,741 (2)	American Resources Corp.	23,093	0.0
21,531	Archrock, Inc.	876,527	0.2
4,804	Ardmore Shipping Corp.	67,304	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
10,393 (1)	Atlas Energy Solutions, Inc.	$172,628	0.1
4,079 (2)	BKV Corp.	111,601	0.0
30,642 (1)(2)	Borr Drilling Ltd.	126,551	0.0
3,554	Bristow Group, Inc.	146,851	0.0
8,669 (1)	Cactus, Inc. - Class A	444,113	0.1
9,139 (1)	California Resources Corp.	483,179	0.1
8,710 (2)	Calumet, Inc.	313,734	0.1
2,310 (1)(2)	Centrus Energy Corp. - Class A	387,780	0.1
25,341 (2)	Clean Energy Fuels Corp.	51,949	0.0
16,797 (2)	CNX Resources Corp.	569,922	0.2
9,015 (1)(2)	Comstock Resources, Inc.	134,504	0.0
9,058 (2)	Comstock, Inc.	37,681	0.0
6,506	Core Laboratories, Inc.	75,795	0.0
6,279	Core Natural Resources, Inc.	502,446	0.1
31,910	Crescent Energy Co. - Class A	313,356	0.1
3,855	CVR Energy, Inc.	106,167	0.0
7,594	Delek US Holdings, Inc.	385,851	0.1
18,229	DHT Holdings, Inc.	301,325	0.1
8,982	Diversified Energy Co.	124,491	0.0
4,821	Dorian LPG Ltd.	167,674	0.1
26,962 (1)(2)	Encore Energy Corp.	35,320	0.0
31,180 (1)(2)	Energy Fuels, Inc./ Canada	452,110	0.1
1,995	Energy Services of America Corp.	38,583	0.0
3,321	Excelerate Energy, Inc. - Class A	126,165	0.0
10,667 (2)	Expro Group Holdings NV	157,552	0.0
4,303 (1)	FLEX LNG Ltd.	120,742	0.0
4,604	Flowco Holdings, Inc. - Class A	98,249	0.0
1,553 (2)	Forum Energy Technologies, Inc.	78,007	0.0
32,574 (1)(2)	Gevo, Inc.	48,861	0.0
12,094	Golar LNG Ltd.	602,765	0.2
8,732	Granite Ridge Resources, Inc.	38,508	0.0
8,980 (1)(2)	Green Plains, Inc.	138,112	0.0
1,937 (2)	Gulfport Energy Corp.	328,709	0.1
18,868 (2)	Helix Energy Solutions Group, Inc.	164,906	0.1
12,211	Helmerich & Payne, Inc.	399,788	0.1
1,140 (2)	HMH Holding, Inc. - Class A	21,364	0.0
2,512 (1)(2)	Infinity Natural Resources, Inc. - Class A	31,902	0.0
6,018 (2)	Innovex International, Inc.	149,246	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
5,206	International Seaways, Inc.	$398,728	0.1
6,529	Kinetik Holdings, Inc.	315,612	0.1
12,480	Kodiak Gas Services, Inc.	937,622	0.2
5,454 (2)	Kolibri Global Energy, Inc.	27,161	0.0
75,640 (2)	Kosmos Energy Ltd.	159,600	0.0
19,915	Liberty Energy, Inc.	521,574	0.1
4,249 (1)(2)	Lightbridge Corp.	37,349	0.0
22,673	Magnolia Oil & Gas Corp. - Class A	579,975	0.2
17,094	Murphy Oil Corp.	556,581	0.1
1,866 (2)	Nabors Industries Ltd.	156,763	0.0
470	NACCO Industries, Inc. - Class A	23,524	0.0
7,914 (2)	National Energy Services Reunited Corp.	236,866	0.1
1,704	Natural Gas Services Group, Inc.	73,511	0.0
4,974	Navigator Holdings Ltd.	92,666	0.0
9,759 (2)	New Era Energy & Digital, Inc.	62,262	0.0
21,833 (1)(2)	NextDecade Corp.	164,621	0.1
15,850 (1)	Noble Corp. PLC	591,205	0.2
26,629 (1)	Nordic American Tankers Ltd.	147,525	0.0
12,951 (1)	Northern Oil and Gas, Inc.	235,061	0.1
12,386 (2)	Oceaneering International, Inc.	501,881	0.1
8,049 (2)	Oil States International, Inc.	64,472	0.0
6,102 (1)(2)	Par Pacific Holdings, Inc.	342,200	0.1
43,440	Patterson-UTI Energy, Inc.	398,779	0.1
12,187	PBF Energy, Inc. - Class A	554,752	0.1
15,349 (1)	Peabody Energy Corp.	354,869	0.1
12,632 (2)	ProPetro Holding Corp.	181,143	0.1
3,921 (2)	REX American Resources Corp.	177,033	0.1
2,005	Riley Exploration Permian, Inc.	66,085	0.0
21,711 (2)	Ring Energy, Inc.	23,448	0.0
13,087 (1)	RPC, Inc.	76,297	0.0
17,061 (1)(2)	Sable Offshore Corp.	52,548	0.0
4,995	SandRidge Energy, Inc.	68,431	0.0
5,741	Scorpio Tankers, Inc.	397,622	0.1
3,732 (2)	SEACOR Marine Holdings, Inc.	28,550	0.0
7,898 (2)	Seadrill Ltd.	298,702	0.1
14,116	Select Water Solutions, Inc.	282,038	0.1
15,855	SFL Corp. Ltd.	161,721	0.1
30,046	SM Energy Co.	784,201	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
6,618	Solaris Oilfield Infrastructure, Inc. - Class A	$532,484	0.1
1,519 (2)	Summit Midstream Corp.	43,261	0.0
16,470 (2)	Talos Energy, Inc.	212,628	0.1
7,467	Teekay Corp. Ltd.	74,670	0.0
3,087	Teekay Tankers Ltd. - Class A	200,254	0.1
16,832 (2)	TETRA Technologies, Inc.	190,707	0.1
6,176 (2)	Tidewater, Inc.	411,507	0.1
95,407 (1)(2)	Transocean Ltd.	466,540	0.1
26,891 (1)(2)	Transocean Ltd.	131,497	0.0
61,339 (1)(2)	Uranium Energy Corp.	653,874	0.2
46,494 (2)	Ur-Energy, Inc.	63,232	0.0
14,449	VAALCO Energy, Inc.	73,401	0.0
7,168 (2)	Valaris Ltd.	520,397	0.1
4,198	Vitesse Energy, Inc.	66,202	0.0
13,813	W&T Offshore, Inc.	43,511	0.0
6,543 (1)	World Fuel Services Corp.	215,526	0.1
		22,988,080	5.6

	Financials: 18.1%
2,538	1st Source Corp.	207,050	0.1
4,598 (1)	Abacus Global Management, Inc.	49,245	0.0
8,083 (1)(2)	Accelerant Holdings - Class A	94,733	0.0
1,604 (1)	ACNB Corp.	95,246	0.0
11,822	Adamas Trust, Inc.	110,890	0.0
3,225 (1)	Alerus Financial Corp.	100,297	0.0
8,173 (2)	AlTi Global, Inc.	29,505	0.0
3,021	Amalgamated Financial Corp.	138,664	0.0
6,025 (2)	Ambac Financial Group, Inc.	37,596	0.0
4,930	Amerant Bancorp, Inc.	125,814	0.0
3,838	American Coastal Insurance Corp.	42,602	0.0
8,044	Ameris Bancorp	726,051	0.2
2,728	AMERISAFE, Inc.	92,288	0.0
18,222 (1)	Apollo Commercial Real Estate Finance, Inc.	194,611	0.1
23,637	Arbor Realty Trust, Inc.	128,113	0.0
9,099 (1)	Ares Commercial Real Estate Corp.	40,946	0.0
15,039 (1)	ARMOUR Residential REIT, Inc.	262,431	0.1
2,664	Arrow Financial Corp.	109,197	0.0
7,864 (1)	Artisan Partners Asset Management, Inc. - Class A	271,544	0.1
18,008	Associated Banc-Corp.	554,106	0.1
17,446 (1)	Atlantic Union Bankshares Corp.	738,140	0.2
717 (2)	Atlanticus Holdings Corp.	73,313	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,376	Avidia Bancorp, Inc.	$49,872	0.0
6,743 (2)	Axos Financial, Inc.	656,701	0.2
2,733 (2)	B Riley Financial, Inc.	21,973	0.0
3,585 (1)(2)	Bakkt Holdings, Inc.	27,999	0.0
18,194	Banc of California, Inc.	371,703	0.1
2,724	BancFirst Corp.	302,718	0.1
3,661	Banco Latinoamericano de Comercio Exterior SA - Class Class E	225,042	0.1
5,066 (2)	Bancorp, Inc.	317,334	0.1
1,298	Bank First Corp.	192,558	0.1
4,803	Bank of Hawaii Corp.	391,396	0.1
2,524	Bank of Marin Bancorp	69,915	0.0
5,132	Bank of NT Butterfield & Son Ltd.	305,354	0.1
8,961	BankUnited, Inc.	434,160	0.1
1,261	Bankwell Financial Group, Inc.	74,084	0.0
4,166	Banner Corp.	276,789	0.1
2,599	Bar Harbor Bankshares	98,138	0.0
2,059	BayCom Corp.	67,741	0.0
10,484	Berkshire Hills Bancorp, Inc.	319,238	0.1
1,000 (1)(2)	Better Home & Finance Holding Co.	27,500	0.0
46,405	BGC Group, Inc. - Class A	496,069	0.1
19,860 (1)	Blackstone Mortgage Trust, Inc. - Class A	336,627	0.1
2,616 (2)	Bowhead Specialty Holdings, Inc.	78,297	0.0
5,172	Bread Financial Holdings, Inc.	560,386	0.1
3,843 (2)	Bridgewater Bancshares, Inc.	80,857	0.0
3,574	Brightsphere Investment Group, Inc.	255,612	0.1
19,371	BrightSpire Capital, Inc.	105,572	0.0
12,177 (1)(2)	BRP Group, Inc. - Class A	323,665	0.1
24,865	Burford Capital Ltd.	101,946	0.0
2,165	Burke & Herbert Financial Services Corp.	155,577	0.0
4,531	Business First Bancshares, Inc.	139,238	0.0
4,151	Byline Bancorp, Inc.	156,327	0.0
4,127	California BanCorp	86,007	0.0
2,562	Camden National Corp.	138,912	0.0
6,302	Cannae Holdings, Inc.	90,749	0.0
1,971	Capital Bancorp, Inc.	69,222	0.0
2,198	Capital City Bank Group, Inc.	108,625	0.0
17,653	Capitol Federal Financial, Inc.	150,227	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,663	Carter Bankshares, Inc.	$124,579	0.0
1,886	Cass Information Systems, Inc.	96,790	0.0
7,877	Cathay General Bancorp	488,295	0.1
4,011	Central Pacific Financial Corp.	153,220	0.0
11,447	Chimera Investment Corp.	152,703	0.0
2,169	ChoiceOne Financial Services, Inc.	73,746	0.0
2,999	Citizens & Northern Corp.	69,907	0.0
795	Citizens Financial Services, Inc.	57,590	0.0
7,165 (2)	Citizens, Inc.	41,127	0.0
1,809	City Holding Co.	239,946	0.1
3,187	Civista Bancshares, Inc.	89,937	0.0
14,579 (2)	Claros Mortgage Trust, Inc.	34,261	0.0
4,028	CNB Financial Corp.	135,784	0.0
11,271	CNO Financial Group, Inc.	574,596	0.2
1,795 (2)	Coastal Financial Corp.	139,130	0.0
3,598	Cohen & Steers, Inc.	273,952	0.1
4,731 (1)(2)	Columbia Financial, Inc.	100,392	0.0
633	Community Bancorp	24,750	0.0
6,547	Community Bank System, Inc.	439,435	0.1
2,460	Community Trust Bancorp, Inc.	178,006	0.1
3,406	Community West Bancshares	91,485	0.0
8,778 (2)	Compass Diversified Holdings	93,573	0.0
6,479	ConnectOne Bancorp, Inc.	216,658	0.1
3,825 (2)	Customers Bancorp, Inc.	302,557	0.1
20,606 (1)	CVB Financial Corp.	464,665	0.1
1,263 (1)(2)	Dave, Inc.	470,581	0.1
22,131	DigitalBridge Group, Inc.	349,227	0.1
5,373	Dime Community Bancshares, Inc.	218,412	0.1
11,285	Dlocal Ltd./Uruguay	146,649	0.0
3,165 (2)	Donnelley Financial Solutions, Inc.	132,772	0.0
25,465 (1)	Dynex Capital, Inc.	333,846	0.1
3,762	Eagle Bancorp, Inc.	106,803	0.0
26,460 (1)	Eastern Bankshares, Inc.	588,470	0.2
15,022 (1)	Ellington Financial, Inc.	204,449	0.1
2,840	Employers Holdings, Inc.	143,363	0.0
3,852	Enact Holdings, Inc.	176,075	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,678 (2)	Encore Capital Group, Inc.	$249,831	0.1
2,956 (2)	Enova International, Inc.	711,598	0.2
4,685	Enterprise Financial Services Corp.	308,648	0.1
2,616	Equity Bancshares, Inc. - Class A	128,158	0.0
1,019 (1)	Esquire Financial Holdings, Inc.	121,373	0.0
10,991	Essent Group Ltd.	706,501	0.2
8,034	EVERTEC, Inc.	223,185	0.1
4,486 (1)	F&G Annuities & Life, Inc.	119,283	0.0
2,348	Farmers & Merchants Bancorp, Inc./Archbold OH	71,802	0.0
8,563	Farmers National Banc Corp.	125,020	0.0
5,410	FB Financial Corp.	299,443	0.1
1,173	Federal Agricultural Mortgage Corp. - Class C	233,744	0.1
6,923	Fidelis Insurance Holdings Ltd.	168,575	0.1
956	Fidelity D&D Bancorp, Inc.	49,158	0.0
2,785	Financial Institutions, Inc.	108,531	0.0
2,243	First Bancorp, Inc.	78,101	0.0
18,821	First BanCorp/Puerto Rico	490,663	0.1
5,111 (1)	First Bancorp/Southern Pines NC	326,746	0.1
4,291	First Bank/Hamilton NJ	76,079	0.0
10,433	First Busey Corp.	307,773	0.1
1,338	First Business Financial Services, Inc.	84,521	0.0
448	First Capital, Inc.	28,959	0.0
13,059	First Commonwealth Financial Corp.	265,489	0.1
2,628	First Community Bankshares, Inc.	116,736	0.0
12,682	First Financial Bancorp	429,032	0.1
16,303	First Financial Bankshares, Inc.	564,084	0.1
1,770	First Financial Corp.	137,069	0.0
10,722 (1)	First Interstate BancSystem, Inc. - Class A	413,440	0.1
7,734	First Merchants Corp.	337,898	0.1
3,452	First Mid Bancshares, Inc.	166,007	0.1
5,074	FirstCash Holdings, Inc.	1,097,608	0.3
3,456 (2)	Firstsun Capital Bancorp	134,024	0.0
2,634	Five Star Bancorp	128,249	0.0
14,924 (2)	Flywire Corp.	262,215	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
11,083 (1)	Franklin BSP Realty Trust, Inc.	$90,216	0.0
23,435 (1)	Fulton Financial Corp.	566,893	0.2
1,431 (2)	GBank Financial Holdings, Inc.	43,374	0.0
8,032	GCM Grosvenor, Inc. - Class A	98,794	0.0
5,004 (1)(2)	Gemini Space Station, Inc. - Class A	21,317	0.0
46,193 (2)	Genworth Financial, Inc. - Class A	437,448	0.1
5,092 (1)	German American Bancorp, Inc.	241,666	0.1
16,190 (1)	Glacier Bancorp, Inc.	835,080	0.2
2,917 (2)	Goosehead Insurance, Inc. - Class A	141,475	0.0
1,313	Great Southern Bancorp, Inc.	102,952	0.0
6,926 (2)	Green Dot Corp. - Class A	93,570	0.0
1,313	Greene County Bancorp, Inc.	44,104	0.0
4,503 (2)	Greenlight Capital Re Ltd. - Class A	72,859	0.0
5,837	Hamilton Insurance Group Ltd. - Class B	198,108	0.1
9,981	Hancock Whitney Corp.	745,780	0.2
4,245	Hanmi Financial Corp.	137,538	0.0
15,755 (1)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	615,233	0.2
1,068	Hawthorn Bancshares, Inc.	41,972	0.0
2,678	HBT Financial, Inc.	85,669	0.0
1,365	HCI Group, Inc.	239,216	0.1
5,360	Heritage Financial Corp.	158,763	0.0
3,089 (2)	Heritage Insurance Holdings, Inc.	80,561	0.0
5,487	Hilltop Holdings, Inc.	212,786	0.1
236	Hingham Institution For Savings The	72,487	0.0
2,636 (2)	Hippo Holdings, Inc.	74,493	0.0
1,219	Home Bancorp, Inc.	83,526	0.0
22,572	Home BancShares, Inc.	644,431	0.2
5,872	HomeStreet, Inc. - Class A	93,365	0.0
2,505	HomeTrust Bancshares, Inc.	124,974	0.0
15,626	Hope Bancorp, Inc.	213,764	0.1
5,124	Horace Mann Educators Corp.	264,655	0.1
7,064	Horizon Bancorp, Inc.	141,139	0.0
5,932	Independent Bank Corp.	496,627	0.1
3,236	Independent Bank Corp. Michigan	116,723	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
7,213 (2)	Innventure, Inc.	$36,570	0.0
6,722	International Bancshares Corp.	510,536	0.1
4,138 (2)	International Money Express, Inc.	59,794	0.0
11,318 (1)	Invesco Mortgage Capital, Inc.	89,412	0.0
219 (1)	Investors Title Co.	59,936	0.0
818	Isabella Bank Corp.	32,311	0.0
8,013	Jackson Financial, Inc. - Class A	820,451	0.2
5,958	James River Group Holdings, Inc.	26,215	0.0
2,933	Jefferson Capital, Inc.	57,106	0.0
2,406	John Marshall Bancorp, Inc.	52,451	0.0
8,757	Kearny Financial Corp.	82,841	0.0
7,160	Kemper Corp.	193,034	0.1
1,892	Kingstone Cos., Inc.	36,005	0.0
3,409 (2)	Kingsway Financial Services, Inc.	35,522	0.0
8,076	KKR Real Estate Finance Trust, Inc.	55,240	0.0
16,051	Ladder Capital Corp.	159,707	0.1
3,326	Lakeland Financial Corp.	205,281	0.1
8,905 (1)(2)	Lemonade, Inc.	579,270	0.2
14,328 (2)	LendingClub Corp.	297,163	0.1
1,485 (2)	LendingTree, Inc.	65,771	0.0
4,773	Live Oak Bancshares, Inc.	194,929	0.1
7,692	Marex Group PLC	468,827	0.1
44,466 (2)	Marqeta, Inc. - Class A	180,532	0.1
7,353 (2)	MBIA, Inc.	47,942	0.0
2,573	Mercantile Bank Corp.	147,742	0.0
3,279 (1)	Merchants Bancorp	163,950	0.1
3,400	Mercury General Corp.	362,508	0.1
3,621	Metrocity Bankshares, Inc.	129,958	0.0
1,413	Metropolitan Bank Holding Corp.	139,548	0.0
14,714 (1)	MFA Financial, Inc.	142,579	0.0
9,474 (2)	Miami International Holdings, Inc.	352,054	0.1
3,250	Mid Penn Bancorp, Inc.	113,230	0.0
2,996	Midland States Bancorp, Inc.	93,295	0.0
9,243 (1)	Moelis & Co. - Class A	604,677	0.2
5,191	National Bank Holdings Corp. - Class A	230,636	0.1
8,082	Navient Corp.	68,778	0.0
5,746	NB Bancorp, Inc.	121,413	0.0
6,574	NBT Bancorp, Inc.	324,558	0.1
1,766	Nelnet, Inc. - Class A	235,461	0.1
4,852 (2)	Neptune Insurance Holdings, Inc. - Class A	152,838	0.0
5,419 (1)(2)	NerdWallet, Inc. - Class A	50,126	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
37,996 (1)	New York Community Bancorp, Inc.	$567,660	0.2
3,568	NewtekOne, Inc.	52,842	0.0
2,439	Nicolet Bankshares, Inc.	403,386	0.1
9,356 (2)	NMI Holdings, Inc. - Class A	384,438	0.1
1,015	Northeast Bank	134,518	0.0
2,160	Northeast Community Bancorp, Inc.	59,918	0.0
5,792	Northfield Bancorp, Inc.	85,316	0.0
2,593	Northpointe Bancshares, Inc.	49,734	0.0
3,268	Northrim BanCorp, Inc.	90,654	0.0
17,786	Northwest Bancshares, Inc.	269,636	0.1
1,584	Norwood Financial Corp.	50,926	0.0
10,872	OceanFirst Financial Corp.	212,330	0.1
1,021 (2)	Ocwen Financial Corp.	40,585	0.0
5,421	OFG Bancorp	266,008	0.1
42,343	Old National Bancorp	1,096,684	0.3
6,964	Old Second Bancorp, Inc.	162,400	0.1
14,696 (2)	Open Lending Corp.	45,705	0.0
5,475 (2)	Oportun Financial Corp.	31,262	0.0
3,661 (2)	OppFi, Inc.	36,354	0.0
1,790	Orange County Bancorp, Inc.	65,836	0.0
23,759 (1)	Orchid Island Capital, Inc.	165,600	0.1
4,072	Origin Bancorp, Inc.	208,283	0.1
2,905	Orrstown Financial Services, Inc.	118,611	0.0
29,844 (2)	Oscar Health, Inc. - Class A	851,151	0.2
8,340	P10, Inc. - Class A	65,636	0.0
21,160 (1)	Pagseguro Digital Ltd. - Class A	191,498	0.1
3,278 (2)	Palomar Holdings, Inc.	414,306	0.1
2,029 (1)	Park National Corp.	371,287	0.1
2,758	Pathward Financial, Inc.	240,111	0.1
9,004 (1)	Patria Investments Ltd. - Class A	98,864	0.0
7,299 (2)	Paymentus Holdings, Inc. - Class A	176,344	0.1
33,049 (2)	Payoneer Global, Inc.	235,309	0.1
4,599 (2)	Paysafe Ltd.	34,355	0.0
5,502 (2)	Paysign, Inc.	45,061	0.0
2,479	Peapack-Gladstone Financial Corp.	117,331	0.0
3,667	PennyMac Financial Services, Inc.	319,396	0.1
12,136 (1)	PennyMac Mortgage Investment Trust	136,894	0.0
4,786	Peoples Bancorp, Inc.	183,830	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,599	Peoples Financial Services Corp.	$106,126	0.0
9,054	Perella Weinberg Partners	144,502	0.0
8,718	Piper Sandler Cos.	630,660	0.2
3,037 (1)	PJT Partners, Inc. - Class A	458,405	0.1
1,119	Plumas Bancorp	65,394	0.0
3,659 (2)	Ponce Financial Group, Inc.	72,960	0.0
5,074 (2)	PRA Group, Inc.	96,355	0.0
1,590	Preferred Bank/Los Angeles CA	168,953	0.1
4,556 (1)(2)	Priority Technology Holdings, Inc.	30,389	0.0
4,927	PROG Holdings, Inc.	229,647	0.1
15,832	Provident Financial Services, Inc.	374,268	0.1
2,227	QCR Holdings, Inc.	216,798	0.1
16,401	Radian Group, Inc.	617,826	0.2
1,763	RBB Bancorp	48,333	0.0
23,925	Ready Capital Corp.	41,869	0.0
892	Red River Bancshares, Inc.	81,422	0.0
19,451	Redwood Trust, Inc.	92,198	0.0
1,342	Regional Management Corp.	55,290	0.0
23,287 (2)	Remitly Global, Inc.	521,862	0.1
11,419	Renasant Corp.	485,764	0.1
10,795 (1)(2)	Repay Holdings Corp.	45,339	0.0
1,388	Republic Bancorp, Inc. - Class A	125,517	0.0
1,692 (2)	Root, Inc. - Class A	94,617	0.0
4,916	S&T Bancorp, Inc.	241,277	0.1
2,006	Safety Insurance Group, Inc.	150,169	0.0
11,661	Seacoast Banking Corp. of Florida	387,728	0.1
7,328	Selective Insurance Group, Inc.	710,889	0.2
6,408 (1)	ServisFirst Bancshares, Inc.	555,894	0.1
2,027 (1)(2)	Sezzle, Inc.	347,894	0.1
4,771	Shore Bancshares, Inc.	109,494	0.0
2,133	Sierra Bancorp	86,941	0.0
17,495	Simmons First National Corp. - Class A	396,262	0.1
13,152 (2)	SiriusPoint Ltd.	315,648	0.1
5,126 (2)	Skyward Specialty Insurance Group, Inc.	299,102	0.1
8,331 (1)(2)	Slide Insurance Holdings, Inc.	161,371	0.1
2,502	SmartFinancial, Inc.	117,394	0.0
2,388	South Plains Financial, Inc.	102,887	0.0
1,370 (2)	Southern First Bancshares, Inc.	83,707	0.0
1,519	Southern Missouri Bancorp, Inc.	115,763	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,365	Southside Bancshares, Inc.	$153,604	0.0
9,635	StepStone Group, Inc. - Class A	398,504	0.1
3,725	Stewart Information Services Corp.	245,924	0.1
3,478 (1)	Stock Yards Bancorp, Inc.	265,963	0.1
29,157 (1)	StoneCo Ltd. - Class A	316,062	0.1
8,999 (2)	StoneX Group, Inc.	1,066,381	0.3
5,273	Texas Capital Bancshares, Inc.	544,490	0.1
2,312 (2)	Third Coast Bancshares, Inc.	93,405	0.0
1,589	Timberland Bancorp, Inc.	71,203	0.0
3,515	Tiptree, Inc.	62,989	0.0
1,964	Tompkins Financial Corp.	185,637	0.1
10,439	Towne Bank/ Portsmouth VA	378,309	0.1
11,270	TPG RE Finance Trust, Inc.	94,330	0.0
4,127	TriCo Bancshares	222,239	0.1
2,924 (2)	Triumph Financial, Inc.	223,130	0.1
4,523 (1)(2)	Trupanion, Inc.	112,035	0.0
2,522	TrustCo Bank Corp. NY	138,483	0.0
6,887	Trustmark Corp.	316,871	0.1
13,538 (1)	Two Harbors Investment Corp.	168,007	0.1
8,982	UMB Financial Corp.	1,282,270	0.3
16,879	United Bankshares, Inc.	773,565	0.2
14,574	United Community Banks, Inc.	511,402	0.1
2,837	United Fire Group, Inc.	148,772	0.0
1,258	Unity Bancorp, Inc.	73,832	0.0
3,303	Universal Insurance Holdings, Inc.	136,612	0.0
4,081	Univest Financial Corp.	178,544	0.1
10,501 (1)(2)	Upstart Holdings, Inc.	372,050	0.1
59,279	Valley National Bancorp	868,437	0.2
5,369	Victory Capital Holdings, Inc. - Class A	451,318	0.1
868	Virtus Investment Partners, Inc.	124,558	0.0
4,202	Walker & Dunlop, Inc.	229,849	0.1
9,176	Washington Federal, Inc.	352,083	0.1
2,783	Washington Trust Bancorp, Inc.	101,524	0.0
2,846	Waterstone Financial, Inc.	58,998	0.0
4,748 (2)	Wealthfront Corp.	42,447	0.0
41,634 (2)	Webull Corp.	271,454	0.1
11,507	WesBanco, Inc.	449,118	0.1
2,950	West BanCorp, Inc.	78,263	0.0
3,139	Westamerica BanCorp	184,165	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
16,901	WisdomTree, Inc.	$286,303	0.1
349 (1)(2)	World Acceptance Corp.	78,117	0.0
6,447	WSFS Financial Corp.	494,678	0.1
		73,568,439	18.1

	Health Care: 19.7%
14,655 (2)	10X Genomics, Inc. - Class A	561,873	0.1
5,908 (2)	4D Molecular Therapeutics, Inc.	78,576	0.0
6,684 (1)(2)	Abeona Therapeutics, Inc.	41,307	0.0
17,370 (2)	Absci Corp.	201,318	0.1
11,516 (2)	Acadia Healthcare Co., Inc.	340,067	0.1
15,789 (2)	ACADIA Pharmaceuticals, Inc.	399,462	0.1
9,509 (2)	Achieve Life Sciences, Inc.	62,094	0.0
14,740 (2)	Aclaris Therapeutics, Inc.	77,975	0.0
12,994 (2)	AdaptHealth Corp.	135,397	0.0
18,976 (2)	Adaptive Biotechnologies Corp.	407,035	0.1
2,300 (2)	Addus HomeCare Corp.	231,081	0.1
28,730 (2)	ADMA Biologics, Inc.	240,470	0.1
1,563 (2)	agilon health, Inc.	167,522	0.1
7,400 (2)	Agios Pharmaceuticals, Inc.	274,614	0.1
35,839 (2)	Akebia Therapeutics, Inc.	40,856	0.0
7,912 (3)(4)	Akero Therapeutics, Inc.	5,143	0.0
2,598 (2)	Aktis Oncology, Inc.	83,734	0.0
1,783 (2)	Alamar Biosciences, Inc.	48,301	0.0
14,249 (2)	Alector, Inc.	28,641	0.0
25,123 (2)	Alignment Healthcare, Inc.	598,179	0.2
20,750 (2)	Alkermes PLC	1,087,196	0.3
34,697 (2)	Allogene Therapeutics, Inc.	72,170	0.0
15,996 (2)	Alphatec Holdings, Inc.	138,365	0.0
26,140 (2)	Altimmune, Inc.	79,466	0.0
3,191 (2)	Alto Neuroscience, Inc.	84,211	0.0
9,914 (1)(2)	Alumis, Inc.	278,980	0.1
13,525 (2)	ALX Oncology Holdings, Inc.	27,997	0.0
4,955 (2)	AMN Healthcare Services, Inc.	160,393	0.1
21,086 (2)	Amneal Pharmaceuticals, Inc.	364,999	0.1
4,384 (1)(2)	Amphastar Pharmaceuticals, Inc.	88,469	0.0
11,621 (1)(2)	Amylyx Pharmaceuticals, Inc.	208,713	0.1
2,525 (2)	AnaptysBio, Inc.	170,438	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,731 (2)	Anavex Life Sciences Corp.	$32,973	0.0
5,331 (2)	AngioDynamics, Inc.	69,356	0.0
2,525 (1)(2)	ANI Pharmaceuticals, Inc.	209,020	0.1
1,889 (2)	Anika Therapeutics, Inc.	27,636	0.0
20,286 (1)(2)	Annexon, Inc.	115,833	0.0
10,065 (2)	Anteris Technologies Global Corp.	99,140	0.0
5,563 (2)	Apogee Therapeutics, Inc.	738,377	0.2
5,655 (1)(2)	Apollo Medical Holdings, Inc.	262,449	0.1
13,565 (1)(2)	Aquestive Therapeutics, Inc.	56,430	0.0
20,569 (2)	Arbutus Biopharma Corp.	98,731	0.0
3,895 (1)(2)	Arcturus Therapeutics Holdings, Inc.	26,174	0.0
11,200 (2)	Arcus Biosciences, Inc.	345,296	0.1
14,186 (2)	Arcutis Biotherapeutics, Inc.	371,957	0.1
31,020 (2)	Ardelyx, Inc.	158,202	0.0
3,682 (2)	Ardent Health Partners, Inc.	36,231	0.0
4,824 (1)(2)	ArriVent Biopharma, Inc.	167,586	0.1
7,664 (1)(2)	ARS Pharmaceuticals, Inc.	61,389	0.0
5,809 (2)	Artivion, Inc.	130,528	0.0
8,031 (2)	Arvinas, Inc.	66,738	0.0
1,176 (2)	Assembly Biosciences, Inc.	32,316	0.0
40,464 (2)	AtaiBeckley, Inc.	213,245	0.1
10,669 (2)	Atea Pharmaceuticals, Inc.	49,611	0.0
6,328 (2)	AtriCure, Inc.	177,057	0.1
1,972 (2)	Atrium Therapeutics, Inc.	26,523	0.0
6,642 (2)	Aura Biosciences, Inc.	47,158	0.0
14,913 (2)	Aurinia Pharmaceuticals, Inc.	253,074	0.1
5,399 (1)(2)	Avalo Therapeutics, Inc.	99,774	0.0
2,280 (2)	Avalyn Pharma, Inc.	75,058	0.0
6,134 (2)	Avanos Medical, Inc.	152,614	0.0
10,142 (2)	Aveanna Healthcare Holdings, Inc.	86,917	0.0
6,594 (2)	Axogen, Inc.	304,577	0.1
5,290 (1)(2)	Azenta, Inc.	135,001	0.0
12,269 (1)(2)	Beam Therapeutics, Inc.	421,072	0.1
2,763 (2)	Benitec Biopharma, Inc.	36,969	0.0
5,023 (2)	Beta Bionics, Inc.	78,710	0.0
5,609 (1)(2)	Bicara Therapeutics, Inc.	166,531	0.1
4,565 (1)(2)	BioAge Labs, Inc.	111,888	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
28,969 (2)	BioCryst Pharmaceuticals, Inc.	$289,690	0.1
16,730 (2)	Biohaven Ltd.	248,942	0.1
5,314 (2)	BioLife Solutions, Inc.	150,067	0.0
6,676 (2)	Bioventus, Inc. - Class A	63,021	0.0
911 (2)	Bright Minds Biosciences, Inc.	63,952	0.0
20,145 (2)	BrightSpring Health Services, Inc.	1,404,912	0.4
29,479 (2)	Brookdale Senior Living, Inc.	474,317	0.1
26,363 (2)	Butterfly Network, Inc.	221,976	0.1
12,353 (2)	C4 Therapeutics, Inc.	57,689	0.0
13,592 (2)	Cabaletta Bio, Inc.	42,271	0.0
8,297 (2)	Candel Therapeutics, Inc.	85,459	0.0
6,831 (2)	Capricor Therapeutics, Inc.	164,490	0.1
4,525 (1)(2)	CapsoVision, Inc.	34,300	0.0
6,510 (2)	CareDx, Inc.	185,535	0.1
31,066 (3)(4)	Cartesian Therapeutics, Inc. CVR	5,592	0.0
3,721 (2)	Castle Biosciences, Inc.	88,746	0.0
14,405 (2)	Catalyst Pharmaceuticals, Inc.	452,749	0.1
4,785 (2)	Celcuity, Inc.	500,607	0.1
9,731 (2)	Celldex Therapeutics, Inc.	362,091	0.1
15,270 (2)	Century Therapeutics, Inc.	37,412	0.0
3,631 (2)	Ceribell, Inc.	70,623	0.0
13,881 (1)(2)	Certara, Inc.	90,921	0.0
25,727 (2)	Cerus Corp.	75,123	0.0
9,154 (1)(2)	CG oncology, Inc.	650,392	0.2
1,205 (2)	Claritev Corp.	41,103	0.0
3,539 (1)(2)	ClearPoint Neuro, Inc.	63,136	0.0
52,278 (1)(2)	Clover Health Investments Corp.	273,937	0.1
11,874 (2)	Codexis, Inc.	26,835	0.0
20,771 (2)	Cogent Biosciences, Inc.	803,838	0.2
17,535 (2)	Coherus Biosciences, Inc.	24,549	0.0
4,192 (2)	Collegium Pharmaceutical, Inc.	151,750	0.0
17,552 (1)(2)	Community Health Systems, Inc.	58,624	0.0
17,850 (2)	Compass Therapeutics, Inc.	39,092	0.0
1,453 (2)	Computer Programs and Systems, Inc.	38,083	0.0
14,330	Concentra Group Holdings Parent, Inc.	426,318	0.1
4,070	CONMED Corp.	133,211	0.0
3,297 (2)	Contineum Therapeutics, Inc. - Class A	54,038	0.0
9,105 (1)(2)	CorMedix, Inc.	71,474	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,699 (2)	CorVel Corp.	$231,261	0.1
8,773 (1)(2)	Corvus Pharmaceuticals, Inc.	131,069	0.0
2,659 (2)	Crescent Biopharma, Inc.	47,862	0.0
12,882 (1)(2)	Crinetics Pharmaceuticals, Inc.	482,044	0.1
11,469 (2)	CRISPR Therapeutics AG	625,519	0.2
4,264 (2)	Cross Country Healthcare, Inc.	56,327	0.0
6,279 (2)	CryoPort, Inc.	98,580	0.0
7,733 (2)	Cullinan Oncology, Inc.	140,818	0.0
15,500 (2)	Cytek Biosciences, Inc.	68,665	0.0
16,424 (2)	Cytokinetics, Inc.	1,399,161	0.4
21,553 (2)	CytomX Therapeutics, Inc.	80,824	0.0
6,745 (2)	Damora Therapeutics, Inc.	175,437	0.1
16,109 (2)	Definium Therapeutics, Inc.	757,767	0.2
4,237 (2)	Delcath Systems, Inc.	53,344	0.0
18,215 (2)	Denali Therapeutics, Inc.	468,490	0.1
25,043	Dentsply Sirona, Inc.	265,706	0.1
3,977 (1)(2)	Design Therapeutics, Inc.	57,547	0.0
5,168 (2)	DiaMedica Therapeutics, Inc.	36,383	0.0
5,878 (1)(2)	Dianthus Therapeutics, Inc.	572,987	0.2
3,533 (2)	Disc Medicine, Inc.	258,404	0.1
17,041 (2)	Dyne Therapeutics, Inc.	378,481	0.1
8,903 (2)	Edgewise Therapeutics, Inc.	361,729	0.1
13,312 (2)	Editas Medicine, Inc.	43,131	0.0
2,606 (2)	Eikon Therapeutics, Inc.	34,008	0.0
974 (2)	Electromed, Inc.	41,200	0.0
10,360 (2)	Eledon Pharmaceuticals, Inc.	40,818	0.0
4,294 (2)	Eliem Therapeutics, Inc.	55,994	0.0
9,130	Embecta Corp.	29,764	0.0
6,797 (2)	Emergent BioSolutions, Inc.	56,959	0.0
3,717 (2)	Enanta Pharmaceuticals, Inc.	54,194	0.0
5,341 (2)	Enliven Therapeutics, Inc.	271,056	0.1
7,480 (2)	Enovis Corp.	154,836	0.0
4,625 (1)(2)	Entrada Therapeutics, Inc.	34,040	0.0
24,867 (2)	Erasca, Inc.	455,563	0.1
32,788 (2)	Esperion Therapeutics, Inc.	103,610	0.0
3,386 (2)	Establishment Labs Holdings, Inc.	290,553	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,369 (1)(2)	Eton Pharmaceuticals, Inc.	$121,958	0.0
14,674 (2)	Evolent Health, Inc. - Class A	79,533	0.0
7,704 (2)	Evolus, Inc.	53,466	0.0
1,601 (1)(2)	Evommune, Inc.	21,277	0.0
9,986 (1)(2)	EyePoint Pharmaceuticals, Inc.	142,800	0.0
3,884 (2)	Fennec Pharmaceuticals, Inc.	41,753	0.0
2,874 (1)(2)	First Tracks Biotherapeutics, Inc.	57,825	0.0
5,873 (2)	Foghorn Therapeutics, Inc.	28,660	0.0
2,361 (2)	Forte Biosciences, Inc.	50,171	0.0
12,105 (2)	Fortrea Holdings, Inc.	210,627	0.1
8,099 (2)	Fulcrum Therapeutics, Inc.	29,642	0.0
2,764 (1)(2)	Fulgent Genetics, Inc.	56,717	0.0
6,042 (2)	Galectin Therapeutics, Inc.	28,035	0.0
2,508 (1)(2)	GeneDx Holdings Corp.	172,174	0.1
2,991 (2)	Generate Biomedicines, Inc.	50,458	0.0
71,512 (2)	Geron Corp.	91,535	0.0
5,738 (2)	Ginkgo Bioworks Holdings, Inc.	56,864	0.0
7,131 (2)	Glaukos Corp.	996,629	0.3
5,132 (1)(2)	GRAIL, Inc.	350,362	0.1
973 (1)(2)	Greenwich Lifesciences, Inc.	22,827	0.0
2,305 (2)	Guardian Pharmacy Services, Inc. - Class A	96,510	0.0
5,797 (2)	Haemonetics Corp.	434,775	0.1
5,642 (2)	Harmony Biosciences Holdings, Inc.	205,425	0.1
4,105 (1)(2)	Harrow, Inc.	174,339	0.1
10,412 (2)	HealthEquity, Inc.	940,412	0.2
3,268	HealthStream, Inc.	89,053	0.0
9,946 (2)	HeartFlow, Inc.	291,816	0.1
26,738 (1)(2)	Hims & Hers Health, Inc.	927,006	0.2
5,169 (2)	Hinge Health, Inc. - Class A	429,027	0.1
15,939 (2)	Hyperliquid Strategies, Inc.	125,440	0.0
3,029 (2)	ICU Medical, Inc.	444,051	0.1
10,398 (1)(2)	Ideaya Biosciences, Inc.	387,533	0.1
5,061 (2)	Immix Biopharma, Inc.	52,179	0.0
6,345 (2)	Immuneering Corp. - Class A	31,662	0.0
48,155 (1)(2)	ImmunityBio, Inc.	421,597	0.1
13,231 (1)(2)	Immunome, Inc.	280,365	0.1
10,705 (1)(2)	Immunovant, Inc.	412,464	0.1
14,769 (2)	Indivior Pharmaceuticals, Inc.	605,972	0.2
15,963 (1)(2)	Inhibikase Therapeutics, Inc.	32,405	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,169 (1)(2)	Inhibrx Biosciences, Inc.	$110,763	0.0
7,787 (3)(4)	Inhibrx, Inc. CVR	32,005	0.0
3,353 (2)	Innovage Holding Corp.	39,733	0.0
8,984 (2)	Innoviva, Inc.	204,027	0.1
4,014 (2)	Inogen, Inc.	25,890	0.0
3,628 (2)	Inspire Medical Systems, Inc.	161,845	0.1
4,192 (2)	Integer Holdings Corp.	391,742	0.1
8,928 (2)	Integra LifeSciences Holdings Corp.	160,347	0.0
16,824 (1)(2)	Intellia Therapeutics, Inc.	284,662	0.1
25,659 (2)	Invivyd, Inc.	22,385	0.0
49,871 (2)	Iovance Biotherapeutics, Inc.	207,463	0.1
1,194	iRadimed Corp.	114,099	0.0
4,073 (2)	iRhythm Technologies, Inc.	484,483	0.1
20,063 (2)	Ironwood Pharmaceuticals, Inc.	84,465	0.0
4,255 (1)(2)	Jade Biosciences, Inc.	94,546	0.0
5,432 (2)	Janux Therapeutics, Inc.	83,436	0.0
5,915 (2)	Kailera Therapeutics, Inc.	130,307	0.0
2,459 (2)	Karyopharm Therapeutics, Inc.	24,024	0.0
3,851 (2)	Keros Therapeutics, Inc.	41,206	0.0
3,400 (1)(2)	Kestra Medical Technologies Ltd.	86,496	0.0
5,253 (2)	Kiniksa Pharmaceuticals International PLC	335,929	0.1
4,977 (2)	Kodiak Sciences, Inc.	193,904	0.1
1,341 (2)	Korro Bio, Inc.	17,674	0.0
7,332 (2)	KORU Medical Systems, Inc.	30,794	0.0
3,240 (2)	Krystal Biotech, Inc.	1,204,211	0.3
10,717 (2)	Kura Oncology, Inc.	117,566	0.0
7,767 (2)	Kymera Therapeutics, Inc.	890,642	0.2
5,077 (2)	Kyverna Therapeutics, Inc.	45,236	0.0
8,043 (2)	Lantheus Holdings, Inc.	892,290	0.2
8,413 (2)	Larimar Therapeutics, Inc.	25,660	0.0
2,949 (2)	LB Pharmaceuticals, Inc.	95,710	0.0
2,716 (1)	LeMaitre Vascular, Inc.	260,627	0.1
9,138 (2)	Lexeo Therapeutics, Inc.	42,537	0.0
30,469 (2)	Lexicon Pharmaceuticals, Inc.	73,126	0.0
4,191 (2)	Lifecore Biomedical, Inc.	22,003	0.0
5,455 (2)	LifeMD, Inc.	22,529	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
23,615 (2)	LifeStance Health Group, Inc.	$252,917	0.1
2,465 (1)(2)	Ligand Pharmaceuticals, Inc.	779,162	0.2
22,374 (2)	Lineage Cell Therapeutics, Inc.	29,310	0.0
8,752 (1)(2)	Liquidia Corp.	697,797	0.2
6,005 (1)(2)	LivaNova PLC	493,791	0.1
896 (1)(2)	LivaNova PLC	73,678	0.0
2,826 (1)(2)	Lumexa Imaging Holdings, Inc.	31,877	0.0
7,755 (2)	MacroGenics, Inc.	35,828	0.0
39,224 (1)(2)	MannKind Corp.	167,094	0.1
2,041 (2)	MapLight Therapeutics, Inc.	73,149	0.0
14,258 (2)	Maravai LifeSciences Holdings, Inc. - Class A	88,970	0.0
4,563 (1)(2)	Maze Therapeutics, Inc.	136,160	0.0
3,886 (1)(2)	MBX Biosciences, Inc.	214,507	0.1
8,016 (2)	MeiraGTx Holdings PLC	108,296	0.0
7,256 (2)	Merit Medical Systems, Inc.	503,131	0.1
672	Mesa Laboratories, Inc.	66,898	0.0
16,296 (2)	MiMedx Group, Inc.	62,740	0.0
7,212 (2)	Mineralys Therapeutics, Inc.	194,580	0.1
4,403 (2)	Minerva Neurosciences, Inc.	24,437	0.0
4,007 (2)	MiniMed Group, Inc.	59,905	0.0
5,902 (1)(2)	Mirum Pharmaceuticals, Inc.	690,947	0.2
586 (2)	Monopar Therapeutics, Inc.	54,258	0.0
9,343 (1)(2)	Monte Rosa Therapeutics, Inc.	226,101	0.1
11,998 (2)	Myriad Genetics, Inc.	68,509	0.0
1,606 (1)	National HealthCare Corp.	339,444	0.1
1,794	National Research Corp.	38,697	0.0
4,298 (2)	Nektar Therapeutics	300,043	0.1
27,852 (2)	Neogen Corp.	250,389	0.1
16,416 (1)(2)	NeoGenomics, Inc.	239,509	0.1
12,753 (2)	Neumora Therapeutics, Inc.	21,680	0.0
1,520 (2)	Neurogene, Inc.	47,804	0.0
3,605 (2)	NeuroPace, Inc.	57,283	0.0
19,261 (1)(2)	Novavax, Inc.	181,439	0.1
13,447 (2)	Novocure Ltd.	203,722	0.1
12,094 (2)	Nurix Therapeutics, Inc.	293,400	0.1
646 (1)(2)	Nutex Health, Inc.	110,395	0.0
6,627 (2)	Nuvalent, Inc. - Class A	818,435	0.2
31,947 (1)(2)	Nuvation Bio, Inc.	181,459	0.1
2,190 (1)(2)	Nuvectis Pharma, Inc.	40,274	0.0
41,560 (1)(2)	Ocugen, Inc.	63,587	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
25,668 (2)	Ocular Therapeutix, Inc.	$252,060	0.1
10,048 (1)(2)	Olema Pharmaceuticals, Inc.	125,700	0.0
4,623 (2)	Omada Health, Inc.	101,475	0.0
9,443 (1)(2)	Omeros Corp.	89,803	0.0
15,058 (2)	Omniab, Inc.	37,043	0.0
5,682 (2)	Omnicell, Inc.	235,917	0.1
9,861 (2)	Oncology Institute, Inc.	53,545	0.0
52,514 (2)	OPKO Health, Inc.	78,771	0.0
19,448 (2)	Option Care Health, Inc.	407,825	0.1
6,884 (2)	Opus Genetics, Inc.	28,293	0.0
10,936 (2)	OraSure Technologies, Inc.	48,775	0.0
5,050 (2)	Orchestra BioMed Holdings, Inc.	21,791	0.0
10,269 (2)	Organogenesis Holdings, Inc.	24,954	0.0
9,740 (2)	ORIC Pharmaceuticals, Inc.	105,484	0.0
5,777 (2)	Orthofix Medical, Inc.	52,802	0.0
2,573 (2)	OrthoPediatrics Corp.	49,222	0.0
6,244 (1)(2)	Oruka Therapeutics, Inc.	594,241	0.2
18,764 (2)	Ovid therapeutics, Inc.	50,475	0.0
10,514 (2)	Owens & Minor, Inc.	35,958	0.0
36,874 (2)	Pacific Biosciences of California, Inc.	61,948	0.0
5,117 (2)	Pacira BioSciences, Inc.	129,818	0.0
5,870 (2)	PACS Group, Inc.	250,297	0.1
17,869 (2)	Palisade Bio, Inc.	37,346	0.0
1,381 (1)(2)	Palvella Therapeutics, Inc.	211,044	0.1
10,397 (2)	Pediatrix Medical Group, Inc.	263,356	0.1
4,302 (2)	Pennant Group, Inc.	158,959	0.0
17,310	Perrigo Co. PLC	179,851	0.1
8,576 (2)	Personalis, Inc.	114,918	0.0
12,538 (1)(2)	Perspective Therapeutics, Inc.	42,755	0.0
6,217 (1)(2)	Phathom Pharmaceuticals, Inc.	67,454	0.0
2,666	Phibro Animal Health Corp. - Class A	83,712	0.0
7,093 (2)	Phreesia, Inc.	72,987	0.0
3,128 (2)	Praxis Precision Medicines, Inc.	1,047,223	0.3
24,719 (1)(2)	Precigen, Inc.	140,898	0.0
2,900 (2)	Precision BioSciences, Inc.	22,794	0.0
5,888 (2)	Prestige Consumer Healthcare, Inc.	278,326	0.1
13,211 (1)(2)	Prime Medicine, Inc.	48,749	0.0
14,622 (2)	Privia Health Group, Inc.	376,224	0.1
7,142 (1)(2)	PROCEPT BioRobotics Corp.	161,266	0.1
8,539 (2)	Progyny, Inc.	246,179	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,636 (2)	Protagonist Therapeutics, Inc.	$936,021	0.2
10,717 (2)	Protalix BioTherapeutics, Inc.	24,971	0.0
7,440 (2)	Protara Therapeutics, Inc.	28,421	0.0
6,063 (2)	Prothena Corp. PLC	59,357	0.0
10,249 (2)	PTC Therapeutics, Inc.	836,011	0.2
2,484 (2)	Pulse Biosciences, Inc.	68,881	0.0
6,264 (2)	Puma Biotechnology, Inc.	50,801	0.0
6,098 (2)	Quanterix Corp.	26,343	0.0
8,436 (1)(2)	QuidelOrtho Corp.	147,757	0.0
8,772 (2)	RadNet, Inc.	540,969	0.1
3,926 (1)(2)	Rapport Therapeutics, Inc.	163,596	0.1
63,801 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	234,150	0.1
6,237 (1)(2)	REGENXBIO, Inc.	74,719	0.0
20,144 (1)(2)	Relay Therapeutics, Inc.	376,894	0.1
11,527 (2)	Relmada Therapeutics, Inc.	79,767	0.0
10,070 (1)(2)	Replimune Group, Inc.	111,475	0.0
9,808 (2)	Rezolute, Inc.	51,002	0.0
6,844 (2)	Rhythm Pharmaceuticals, Inc.	759,889	0.2
2,267 (2)	Rigel Pharmaceuticals, Inc.	88,685	0.0
12,089 (1)(2)	Rocket Pharmaceuticals, Inc.	41,344	0.0
5,643 (2)	RxSight, Inc.	27,199	0.0
5,077 (2)	SAB Biotherapeutics, Inc.	19,800	0.0
7,879 (2)	Sagimet Biosciences, Inc. - Class A	60,905	0.0
22,472 (2)	Sana Biotechnology, Inc.	78,427	0.0
12,955 (2)	Sarepta Therapeutics, Inc.	232,801	0.1
20,318 (2)	Savara, Inc.	125,159	0.0
13,871 (1)(2)	Scholar Rock Holding Corp.	762,905	0.2
7,114 (1)(2)	Schrodinger, Inc./ United States	115,603	0.0
23,442 (1)(2)	SELLAS Life Sciences Group, Inc.	346,004	0.1
4,855 (2)	Senseonics Holdings, Inc.	27,576	0.0
2,797 (2)	Septerna, Inc.	93,672	0.0
7,530 (2)	Shattuck Labs, Inc.	52,258	0.0
1,495 (2)	Shoulder Innovations, Inc.	30,319	0.0
5,926 (2)	SI-BONE, Inc.	96,712	0.0
6,696	SIGA Technologies, Inc.	24,373	0.0
6,330 (2)	Sight Sciences, Inc.	34,309	0.0
2,266 (2)	Simulations Plus, Inc.	41,490	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,412 (1)(2)	Sionna Therapeutics, Inc.	$106,104	0.0
10,250 (2)	Solid Biosciences, Inc.	102,398	0.0
3,568 (2)	Sonida Senior Living, Inc.	145,574	0.0
1,321 (2)	SpyGlass Pharma, Inc.	29,405	0.0
9,248 (1)(2)	Spyre Therapeutics, Inc.	821,037	0.2
4,235 (1)(2)	STAAR Surgical Co.	121,502	0.0
6,970 (1)(2)	Stoke Therapeutics, Inc.	228,058	0.1
9,210 (1)(2)	Strata Critical Medical, Inc	48,537	0.0
8,134 (1)(2)	Strive, Inc. - Class A	88,742	0.0
6,887 (2)	Supernus Pharmaceuticals, Inc.	320,314	0.1
10,083 (1)(2)	Surgery Partners, Inc.	169,394	0.1
947 (2)	Surrozen, Inc.	24,575	0.0
1,960 (2)	Sutro Biopharma, Inc.	65,072	0.0
11,284 (1)(2)	Syndax Pharmaceuticals, Inc.	246,668	0.1
3,000 (2)	Tactile Systems Technology, Inc.	89,340	0.0
19,030 (2)	Talkspace, Inc.	98,956	0.0
8,902 (1)(2)	Tandem Diabetes Care, Inc.	134,331	0.0
17,485 (1)(2)	Tango Therapeutics, Inc.	546,581	0.1
5,192 (2)	Tarsus Pharmaceuticals, Inc.	326,784	0.1
30,369 (2)	Taysha Gene Therapies, Inc.	206,813	0.1
1,426 (2)	Tectonic Therapeutic, Inc.	49,019	0.0
22,507 (1)(2)	Teladoc Health, Inc.	190,859	0.1
3,051 (2)	Tenax Therapeutics, Inc.	44,392	0.0
18,003 (1)(2)	TG Therapeutics, Inc.	989,085	0.3
5,278 (1)(2)	Theravance Biopharma, Inc.	89,726	0.0
5,257 (3)	Third Harmonic Bio, Inc.	—	—
2,053 (2)	Tonix Pharmaceuticals Holding Corp.	26,196	0.0
4,246 (2)	TransMedics Group, Inc.	282,019	0.1
11,083 (2)	Travere Therapeutics, Inc.	629,625	0.2
13,438 (1)(2)	Trevi Therapeutics, Inc.	250,619	0.1
6,174 (2)	TriSalus Life Sciences, Inc.	28,092	0.0
7,681 (1)(2)	Twist Bioscience Corp.	790,221	0.2
4,723 (1)(2)	Tyra Biosciences, Inc.	150,853	0.0
951 (1)(2)	UFP Technologies, Inc.	252,139	0.1
11,988 (2)	Ultragenyx Pharmaceutical, Inc.	400,279	0.1
2,870 (2)	Unicycive Therapeutics, Inc.	13,460	0.0
4,879 (1)(2)	Upstream Bio, Inc.	33,763	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,391 (2)	UroGen Pharma Ltd.	$198,389	0.1
1,964	US Physical Therapy, Inc.	134,888	0.0
7,629 (2)	Vanda Pharmaceuticals, Inc.	46,689	0.0
5,679 (2)	Varex Imaging Corp.	59,232	0.0
16,292 (2)	Vaxcyte, Inc.	947,054	0.2
7,945 (1)(2)	Vera Therapeutics, Inc.	340,920	0.1
10,013 (1)(2)	Veracyte, Inc.	588,064	0.2
2,706 (2)	VeraDermics, Inc.	332,676	0.1
10,378 (2)	Verastem, Inc.	39,644	0.0
6,413 (2)	Vericel Corp.	285,314	0.1
5,103 (2)	Viemed Healthcare, Inc.	58,174	0.0
15,635 (1)(2)	Vir Biotechnology, Inc.	159,321	0.0
11,392 (1)(2)	Viridian Therapeutics, Inc.	209,271	0.1
5,249 (1)(2)	Vor BioPharma, Inc.	96,634	0.0
8,087 (2)	Voyager Therapeutics, Inc.	28,305	0.0
17,106 (2)	WaVe Life Sciences Ltd.	99,386	0.0
13,537 (1)(2)	Waystar Holding Corp.	277,915	0.1
10,068 (2)	X4 Pharmaceuticals, Inc.	47,018	0.0
8,785 (2)	Xencor, Inc.	141,439	0.0
12,092 (2)	Xenon Pharmaceuticals, Inc.	729,873	0.2
21,610 (2)	Xeris Biopharma Holdings, Inc.	171,151	0.1
1,318 (1)(2)	XOMA Corp.	56,015	0.0
5,368 (1)(2)	Z Squared, Inc.	56,793	0.0
3,460 (1)(2)	Zenas Biopharma, Inc.	87,815	0.0
6,094 (2)	Zentalis Pharmaceuticals, Inc.	29,556	0.0
7,294 (1)(2)	Zevra Therapeutics, Inc.	104,596	0.0
7,334 (2)	Zura Bio Ltd.	43,271	0.0
6,098 (2)	Zymeworks, Inc.	159,402	0.0
		80,119,627	19.7

	Industrials: 14.7%
18,022 (1)(2)	3D Systems Corp.	54,426	0.0
4,902 (2)	AAR Corp.	700,643	0.2
7,188	ABM Industries, Inc.	317,997	0.1
12,552	ACCO Brands Corp.	52,216	0.0
23,005 (1)(2)	Acuren Corp.	186,110	0.1
21,889 (2)	ACV Auctions, Inc. - Class A	157,382	0.0
4,901	Aebi Schmidt Holding AG	61,508	0.0
5,485 (2)	AerSale Corp.	34,665	0.0
2,175 (2)	Aevex Corp. - Class A	45,436	0.0
4,689 (2)	AirJoule Technologies Corp.	25,977	0.0
1,308	Alamo Group, Inc.	215,153	0.1
3,582	Albany International Corp. - Class A	266,859	0.1
3,040 (2)	Allegiant Travel Co.	357,504	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,618 (1)(2)	Alliance Laundry Holdings, Inc.	$148,989	0.0
1,939	Allient, Inc.	199,581	0.1
3,661 (2)	Alta Equipment Group, Inc.	23,687	0.0
4,097 (2)	Ameresco, Inc. - Class A	113,077	0.0
5,938 (1)(2)	American Superconductor Corp.	246,486	0.1
17,323 (2)	Amprius Technologies, Inc.	240,097	0.1
2,888	Apogee Enterprises, Inc.	132,097	0.0
2,749	ArcBest Corp.	394,591	0.1
83,230 (1)(2)	Archer Aviation, Inc. - Class A	393,678	0.1
6,111	Arcosa, Inc.	887,867	0.2
1,707	Argan, Inc.	1,363,125	0.3
19,922 (1)(2)	Array Technologies, Inc.	147,622	0.0
3,052	Astec Industries, Inc.	186,752	0.1
3,986 (2)	Astronics Corp.	323,902	0.1
4,134 (2)	Asure Software, Inc.	32,824	0.0
4,274	Atkore, Inc.	324,995	0.1
10,164	Atmus Filtration Technologies, Inc.	518,262	0.1
3,703	AZZ, Inc.	574,150	0.1
16,804 (2)	Babcock & Wilcox Enterprises, Inc.	236,936	0.1
3,147	Barrett Business Services, Inc.	111,781	0.0
4,297 (2)	Beta Technologies, Inc. - Class A	71,975	0.0
4,277 (1)(2)	BlackSky Technology, Inc.	119,414	0.0
3,969 (1)(2)	Blue Bird Corp.	313,392	0.1
1,055 (2)	BlueLinx Holdings, Inc.	65,283	0.0
4,437	Boise Cascade Co.	344,444	0.1
2,087 (2)	Bowman Consulting Group Ltd.	60,940	0.0
9,009 (2)	BrightView Holdings, Inc.	127,658	0.0
5,089	Brink's Co.	480,860	0.1
8,888	Brookfield Business Corp. - Class A	265,307	0.1
4,160 (1)	Cadre Holdings, Inc.	118,602	0.0
2,070 (2)	Cardinal Infrastructure Group, Inc. - Class A	194,994	0.1
7,822 (1)(2)	Casella Waste Systems, Inc. - Class A	758,499	0.2
6,190 (2)	CBIZ, Inc.	198,575	0.1
6,546 (2)	CECO Environmental Corp.	593,984	0.2
10,882 (2)	Centuri Holdings, Inc.	329,072	0.1
2,157 (1)(2)	Cimpress PLC	219,367	0.1
1,352 (2)	Civeo Corp.	47,320	0.0
43,392 (1)(2)	Clarivate PLC	93,727	0.0
3,984	Columbus McKinnon Corp.	60,278	0.0
5,289	Concentrix Corp.	118,500	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,273 (2)	Concrete Pumping Holdings, Inc.	$27,390	0.0
22,840 (2)	Conduent, Inc.	33,346	0.0
5,982 (2)	Construction Partners, Inc. - Class A	710,482	0.2
12,277 (2)	CoreCivic, Inc.	372,975	0.1
6,453	Costamare, Inc.	90,471	0.0
2,043	Covenant Logistics Group, Inc.	90,260	0.0
798	CRA International, Inc.	113,555	0.0
2,000 (1)	CSW Industrials, Inc.	556,600	0.1
8,365 (2)	Custom Truck One Source, Inc.	98,791	0.0
5,849	Deluxe Corp.	139,674	0.0
1,713 (2)	Distribution Solutions Group, Inc.	46,851	0.0
3,093	Douglas Dynamics, Inc.	166,867	0.0
1,756 (2)	Ducommun, Inc.	325,229	0.1
1,641 (2)	DXP Enterprises, Inc.	276,902	0.1
1,173 (2)	Elmet Group Co.	23,155	0.0
7,038 (2)	Energy Recovery, Inc.	63,483	0.0
17,144 (2)	Energy Vault Holdings, Inc.	80,748	0.0
6,649	Enerpac Tool Group Corp.	238,433	0.1
4,634	EnerSys	1,083,522	0.3
3,510	Ennis, Inc.	74,588	0.0
25,794 (1)(2)	Enovix Corp.	156,570	0.0
2,653	EnPro Industries, Inc.	999,995	0.3
3,298 (1)(2)	Enviri Corp.	72,391	0.0
43,159 (2)	Eos Energy Enterprises, Inc.	253,775	0.1
3,264	ESCO Technologies, Inc.	1,142,531	0.3
14,234 (2)	Eve Holding, Inc.	35,727	0.0
6,014	Exponent, Inc.	353,383	0.1
3,396 (2)	Falcon's Beyond Global, Inc. - Class A	60,856	0.0
7,501	Federal Signal Corp.	963,803	0.2
9,931 (2)	Firefly Aerospace, Inc.	291,971	0.1
10,295 (1)(2)	First Advantage Corp.	185,825	0.1
11,000 (2)	Fluence Energy, Inc.	218,680	0.1
17,903 (2)	Fluor Corp.	937,938	0.2
3,031 (1)(2)	Forward Air Corp.	40,949	0.0
1,703 (2)	Franklin Covey Co.	41,775	0.0
4,646	Franklin Electric Co., Inc.	498,005	0.1
8,485 (1)(2)	Frontier Group Holdings, Inc.	67,116	0.0
14,162	FTAI Infrastructure, Inc.	65,712	0.0
6,806 (2)	FuelCell Energy, Inc.	245,084	0.1
4,413	GATX Corp.	781,939	0.2
4,616	Genco Shipping & Trading Ltd.	114,384	0.0
15,854 (2)	GEO Group, Inc.	468,486	0.1
3,875 (2)	Gibraltar Industries, Inc.	174,763	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,122	Global Industrial Co.	$71,002	0.0
2,793	Gorman-Rupp Co.	256,230	0.1
1,344 (2)	Graham Corp.	166,374	0.0
5,483 (1)	Granite Construction, Inc.	866,753	0.2
3,839 (1)	Greenbrier Cos., Inc.	188,149	0.1
4,781	Griffon Corp.	466,291	0.1
8,817 (2)	Healthcare Services Group, Inc.	216,546	0.1
6,098	Heartland Express, Inc.	92,812	0.0
4,152	Helios Technologies, Inc.	370,566	0.1
4,125 (1)	Herc Holdings, Inc.	591,278	0.2
16,359 (1)(2)	Hertz Global Holdings, Inc.	37,053	0.0
25,336 (2)	Hillman Solutions Corp.	213,836	0.1
4,687	Himalaya Shipping Ltd.	62,618	0.0
8,830	HNI Corp.	356,820	0.1
7,257	Hub Group, Inc. - Class A	317,784	0.1
6,132 (2)	Hudson Technologies, Inc.	35,198	0.0
2,096 (2)	Huron Consulting Group, Inc.	188,975	0.1
17,450 (1)(2)	Hyliion Holdings Corp.	90,915	0.0
1,687	Hyster-Yale Materials Handling, Inc.	59,146	0.0
1,483 (2)	IBEX Holdings Ltd.	45,039	0.0
2,324	ICF International, Inc.	169,327	0.1
3,947 (1)(2)	Innodata, Inc.	298,314	0.1
1,733 (2)	Innovative Solutions and Support, Inc.	31,194	0.0
4,595 (1)	Insperity, Inc.	189,819	0.1
2,531	Insteel Industries, Inc.	76,436	0.0
7,346	Interface, Inc.	263,281	0.1
15,931 (1)(2)	Intuitive Machines, Inc.	340,764	0.1
17,345 (2)	Janus International Group, Inc.	96,265	0.0
42,715 (1)(2)	JetBlue Airways Corp.	244,757	0.1
84,242 (1)(2)	Joby Aviation, Inc.	751,439	0.2
6,526	John Bean Technologies Corp.	946,270	0.2
1,470 (1)	Kadant, Inc.	461,918	0.1
4,572	Kelly Services, Inc. - Class A	56,144	0.0
9,534	Kennametal, Inc.	334,167	0.1
2,224	Kforce, Inc.	104,350	0.0
6,242	Korn Ferry	415,592	0.1
1,510 (2)	L B Foster Co. - Class A	68,207	0.0
15,811 (2)	Legalzoom.com, Inc.	96,921	0.0
7,320 (2)	Legence Corp. - Class A	623,884	0.2
1,457 (1)(2)	Limbach Holdings, Inc.	112,189	0.0
1,345	Lindsay Corp.	166,511	0.0
3,279 (2)	Liquidity Services, Inc.	128,274	0.0
4,492	LSI Industries, Inc.	119,397	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
4,009	Luxfer Holdings PLC	$72,322	0.0
4,828 (2)	Manitowoc Co., Inc.	67,061	0.0
5,612	ManpowerGroup, Inc.	189,517	0.1
7,505	Marten Transport Ltd.	130,212	0.0
25,295 (2)	Masterbrand, Inc.	260,286	0.1
3,996 (2)	Matrix Service Co.	54,745	0.0
3,785	Matson, Inc.	727,591	0.2
3,957	Matthews International Corp. - Class A	106,522	0.0
6,604	Maximus, Inc.	355,031	0.1
1,973 (2)	Mayville Engineering Co., Inc.	73,909	0.0
3,053	McGrath RentCorp	369,505	0.1
6,949 (2)	Mercury Systems, Inc.	850,071	0.2
28,109 (1)(2)	Microvast Holdings, Inc.	32,888	0.0
1,599	Miller Industries, Inc.	81,789	0.0
8,674	MillerKnoll, Inc.	177,470	0.1
2,286 (2)	Mistras Group, Inc.	39,936	0.0
4,290 (1)(2)	Montrose Environmental Group, Inc.	86,701	0.0
3,529	Moog, Inc. - Class A	1,495,731	0.4
19,065	Mueller Water Products, Inc. - Class A	492,449	0.1
1,934 (2)	MYR Group, Inc.	967,774	0.2
5,618 (1)(2)	NANO Nuclear Energy, Inc.	118,765	0.0
704	National Presto Industries, Inc.	87,993	0.0
10,834 (2)	Newpark Resources, Inc.	172,369	0.1
1,223 (2)	Northwest Pipe Co.	183,377	0.1
23,244 (2)	NOW, Inc.	301,475	0.1
40,383 (1)(2)	NuScale Power Corp.	405,041	0.1
13,140 (2)	OPENLANE, Inc.	541,894	0.1
5,049 (2)	Orion Group Holdings, Inc.	84,924	0.0
4,741 (1)(2)	Palladyne AI Corp.	28,825	0.0
2,666	Park Aerospace Corp.	101,735	0.0
1,524	Park-Ohio Holdings Corp.	58,598	0.0
2,825 (1)(2)	Perma-Fix Environmental Services, Inc.	40,369	0.0
834 (2)	Perma-Pipe International Holdings, Inc.	22,710	0.0
18,654	Pitney Bowes, Inc.	326,818	0.1
170,167 (1)(2)	Plug Power, Inc.	461,153	0.1
1,106 (2)	Power Solutions International, Inc.	43,012	0.0
328	Preformed Line Products Co.	134,664	0.0
3,868 (2)	Proficient Auto Logistics, Inc.	26,341	0.0
3,094 (2)	Proto Labs, Inc.	252,192	0.1
4,614	Quad/Graphics, Inc.	38,896	0.0
5,896 (1)	Quanex Building Products Corp.	109,784	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,985 (2)	Radiant Logistics, Inc.	$56,618	0.0
14,115 (1)(2)	Red Cat Holdings, Inc.	150,325	0.0
24,316 (1)(2)	Redwire Corp.	297,385	0.1
1,737 (2)	Republic Airways Holdings, Inc.	36,494	0.0
17,087 (2)	Resideo Technologies, Inc.	531,406	0.1
526 (1)(2)	Resolute Holdings Management, Inc.	76,023	0.0
23,155 (2)	Richtech Robotics, Inc. - Class B	48,857	0.0
7,865	Rush Enterprises, Inc. - Class A	574,027	0.1
966	Rush Enterprises, Inc. - Class B	73,899	0.0
20,721 (1)(2)	RXO, Inc.	571,692	0.1
7,772	Safe Bulkers, Inc.	49,041	0.0
11,615 (1)(2)	Satellogic, Inc. - Class A	66,438	0.0
32,238 (1)(2)	SES AI Corp.	30,955	0.0
21,578 (2)	Shoals Technologies Group, Inc. - Class A	213,622	0.1
9,824 (2)	Sidus Space, Inc. - Class A	27,605	0.0
4,930 (2)	SkyWest, Inc.	489,697	0.1
3,697 (1)(2)	Spire Global, Inc.	68,764	0.0
1,493 (1)	Standex International Corp.	534,001	0.1
3,703 (2)	Starfighters Space, Inc.	19,700	0.0
28,959 (2)	Sunrun, Inc.	387,471	0.1
430 (2)	Swarmer, Inc.	19,053	0.0
22,325 (1)(2)	T1 Energy, Inc.	211,641	0.1
1,595 (2)	TAT Technologies Ltd.	76,927	0.0
3,322 (1)	Tecnoglass, Inc.	155,503	0.0
2,295 (1)	Tennant Co.	200,904	0.1
14,158	Terex Corp.	1,024,898	0.3
7,071 (1)(2)	Titan International, Inc.	54,517	0.0
2,996 (2)	Titan Machinery, Inc.	63,276	0.0
1,182 (2)	Transcat, Inc.	109,654	0.0
3,541	TriNet Group, Inc.	175,244	0.1
9,955	Trinity Industries, Inc.	344,244	0.1
4,524 (2)	TrueBlue, Inc.	31,532	0.0
5,681	Tutor Perini Corp.	471,353	0.1
1,338	Twin Disc, Inc.	31,042	0.0
6,925	UFP Industries, Inc.	628,374	0.2
1,809	UniFirst Corp.	478,408	0.1
14,853 (1)(2)	Upwork, Inc.	124,171	0.0
3,630 (2)	V2X, Inc.	270,653	0.1
2,002 (2)	Velo3D, Inc.	35,135	0.0
19,539 (2)	Verra Mobility Corp.	83,041	0.0
11,949 (2)	Vestis Corp.	173,499	0.1
11,651 (1)(2)	Virgin Galactic Holdings, Inc.	33,671	0.0
6,505 (1)(2)	Voyager Technologies, Inc. - Class A	209,786	0.1
3,489 (1)	VSE Corp.	797,237	0.2
5,144	Wabash National Corp.	69,444	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,248 (1)	Werner Enterprises, Inc.	$316,085	0.1
1,854 (1)(2)	Willdan Group, Inc.	146,651	0.0
492 (1)	Willis Lease Finance Corp.	112,570	0.0
3,968	Worthington Industries, Inc.	213,320	0.1
5,746 (1)(2)	Xometry, Inc. - Class A	554,604	0.1
2,314 (1)(2)	York Space Systems, Inc.	56,971	0.0
18,725	Zurn Elkay Water Solutions Corp.	946,174	0.2
		59,928,398	14.7

	Information Technology: 14.2%
19,388 (2)	8x8, Inc.	33,153	0.0
4,373 (2)	908 Devices, Inc.	38,045	0.0
9,068 (1)	A10 Networks, Inc.	338,780	0.1
12,617 (2)	ACI Worldwide, Inc.	634,509	0.2
6,679 (2)	ACM Research, Inc. - Class A	847,498	0.2
13,823 (1)	Adeia, Inc.	455,191	0.1
9,977 (1)(2)	ADTRAN Holdings, Inc.	138,680	0.0
3,799 (2)	Aehr Test Systems	364,932	0.1
1,712 (1)(2)	Aeluma, Inc.	37,801	0.0
4,302 (2)	Aeva Technologies, Inc.	123,553	0.0
3,282 (2)	Agilysys, Inc.	342,969	0.1
5,979 (2)	Alarm.com Holdings, Inc.	279,339	0.1
8,949 (1)(2)	Alkami Technology, Inc.	162,156	0.0
3,081 (2)	Alpha & Omega Semiconductor Ltd.	145,824	0.0
5,275 (2)	Ambarella, Inc.	452,595	0.1
2,345 (2)	Ambiq Micro, Inc.	207,064	0.1
12,195 (2)	Amplitude, Inc. - Class A	93,292	0.0
1,417 (2)	Amtech Systems, Inc.	32,704	0.0
4,984 (1)(2)	Appian Corp. - Class A	114,134	0.0
13,699 (1)(2)	Arlo Technologies, Inc.	184,663	0.1
4,429 (2)	Arteris, Inc.	215,205	0.1
12,157 (1)(2)	Asana, Inc. - Class A	85,099	0.0
5,114 (2)	ASGN, Inc.	91,387	0.0
4,832 (2)	Atomera, Inc.	42,087	0.0
20,740 (2)	AvePoint, Inc.	232,495	0.1
1,774 (2)	Aviat Networks, Inc.	39,383	0.0
3,862 (2)	Axcelis Technologies, Inc.	731,656	0.2
7,738 (2)	AXT, Inc.	557,755	0.1
7,342 (2)	Backblaze, Inc. - Class A	116,444	0.0
3,653 (1)	Badger Meter, Inc.	542,032	0.1
1,676	Bel Fuse, Inc. - Class B	558,175	0.1
4,792	Belden, Inc.	574,609	0.1
4,449	Benchmark Electronics, Inc.	438,983	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
61,447 (1)(2)	BigBear.ai Holdings, Inc.	$225,510	0.1
11,587 (2)	BigCommerce Holdings, Inc.	34,298	0.0
40,158 (1)(2)	Bit Digital, Inc.	72,284	0.0
16,229 (1)(2)	Bitdeer Technologies Group - Class A	257,554	0.1
428 (2)	BK Technologies Corp.	36,799	0.0
4,628 (2)	Blackbaud, Inc.	137,081	0.0
6,423 (1)(2)	Blackline, Inc.	180,294	0.1
27,014 (2)	Blend Labs, Inc. - Class A	46,194	0.0
16,877 (2)	Box, Inc. - Class A	447,916	0.1
11,957 (2)	Braze, Inc. - Class A	259,347	0.1
17,501 (1)(2)	C3.ai, Inc. - Class A	159,084	0.0
7,379 (2)	Calix, Inc.	275,384	0.1
6,280 (2)	Canadian Solar, Inc.	100,606	0.0
5,633 (2)	Cerence, Inc.	63,766	0.0
3,534 (2)	CEVA, Inc.	166,663	0.0
42,191 (1)(2)	Cipher Mining, Inc.	1,033,680	0.3
31,311 (1)(2)	Cleanspark, Inc.	455,575	0.1
11,831 (1)	Clear Secure, Inc. - Class A	659,342	0.2
1,572 (1)(2)	Clearfield, Inc.	62,550	0.0
2,248	Climb Global Solutions, Inc.	52,176	0.0
5,796 (1)(2)	Cohu, Inc.	428,382	0.1
27,499	CommScope Holding Co., Inc.	351,437	0.1
5,506 (2)	CommVault Systems, Inc.	780,365	0.2
22,413 (1)	CompoSecure, Inc. - Class A	355,246	0.1
2,437 (2)	Consensus Cloud Solutions, Inc.	92,972	0.0
38,995 (2)	Core Scientific, Inc.	997,882	0.3
6,165 (1)(2)	Corsair Gaming, Inc.	59,616	0.0
6,157	Crane Holdings Co.	314,992	0.1
3,682	CTS Corp.	240,030	0.1
167 (1)(2)	Daily Journal Corp.	100,399	0.0
5,374 (1)(2)	Daktronics, Inc.	105,115	0.0
2,885 (1)(2)	Diebold Nixdorf, Inc.	245,283	0.1
4,701 (2)	Digi International, Inc.	352,340	0.1
14,173 (2)	Digital Turbine, Inc.	182,832	0.1
5,658 (2)	Diodes, Inc.	619,212	0.2
17,037 (2)	DoubleVerify Holdings, Inc.	184,681	0.1
3,203 (2)	Duos Technologies Group, Inc.	38,436	0.0
45,831 (1)(2)	D-Wave Quantum, Inc.	1,099,486	0.3
20,973 (2)	DXC Technology Co.	185,611	0.1
8,410 (1)(2)	Eastman Kodak Co.	77,792	0.0
3,301	ePlus, Inc.	274,742	0.1
2,816 (1)(2)	EverCommerce, Inc.	28,329	0.0
2,590 (2)	Everspin Technologies, Inc.	62,626	0.0
21,176 (2)	Evolv Technologies Holdings, Inc.	122,821	0.0
16,027 (2)	Extreme Networks, Inc.	518,794	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
19,076 (2)	Fastly, Inc. - Class A	$350,235	0.1
9,648 (2)	Five9, Inc.	205,695	0.1
7,410 (2)	Forward Industries, Inc.	31,270	0.0
934 (1)(2)	Frequency Electronics, Inc.	61,971	0.0
26,402 (2)	Freshworks, Inc. - Class A	267,188	0.1
5,407 (2)	Globant SA	156,479	0.0
9,501 (2)	Grid Dynamics Holdings, Inc.	53,966	0.0
3,803 (2)	GSI Technology, Inc.	29,397	0.0
3,915	Hackett Group, Inc.	42,165	0.0
14,087 (2)	Harmonic, Inc.	230,041	0.1
12,846 (2)	Hut 8 Corp.	1,483,006	0.4
3,266 (1)(2)	I3 Verticals, Inc. - Class A	69,762	0.0
4,351 (2)	Ichor Holdings Ltd.	488,530	0.1
4,201	Immersion Corp.	28,441	0.0
3,623 (1)(2)	Impinj, Inc.	518,922	0.1
28,040 (1)(2)	indie Semiconductor, Inc. - Class A	125,900	0.0
14,698 (1)(2)	Infleqtion, Inc.	195,777	0.1
3,545 (2)	Insight Enterprises, Inc.	431,781	0.1
7,217 (2)	Intapp, Inc.	181,941	0.1
3,236 (1)	InterDigital, Inc.	916,209	0.2
1,308 (2)	inTEST Corp.	23,766	0.0
5,458 (2)	Itron, Inc.	472,281	0.1
13,549 (2)	JFrog Ltd.	1,231,333	0.3
73,350 (2)	Keel Infrastructure Corp.	421,029	0.1
3,225 (2)	Kimball Electronics, Inc.	82,560	0.0
10,603 (2)	Knowles Corp.	439,812	0.1
21,670 (1)(2)	Kopin Corp.	97,082	0.0
6,402	Kulicke & Soffa Industries, Inc.	856,332	0.2
4,105 (2)	Lantronix, Inc.	24,137	0.0
2,464 (1)(2)	Life360, Inc.	136,407	0.0
7,175 (2)	LightPath Technologies, Inc. - Class A	117,311	0.0
20,241 (2)	Lightwave Logic, Inc.	191,480	0.1
7,828 (2)	LiveRamp Holdings, Inc.	294,646	0.1
47,852 (1)(2)	Marathon Digital Holdings, Inc.	664,664	0.2
10,748 (2)	MaxLinear, Inc.	1,376,066	0.3
8,144 (1)(2)	Mercurity Fintech Holding, Inc.	35,589	0.0
4,515	Methode Electronics, Inc.	85,650	0.0
29,823 (1)(2)	Mirion Technologies, Inc.	534,726	0.1
5,745 (2)	Mitek Systems, Inc.	115,647	0.0
567 (2)	M-Tron Industries, Inc.	56,218	0.0
11,145 (2)	N-able, Inc.	40,902	0.0
4,454	Napco Security Technologies, Inc.	169,163	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
22,826 (2)	Navitas Semiconductor Corp.	$409,042	0.1
13,250 (2)	nCino, Inc.	216,638	0.1
9,086 (2)	NCR Atleos Corp.	394,423	0.1
18,220 (1)(2)	NCR Corp.	148,857	0.0
3,493 (2)	NETGEAR, Inc.	81,562	0.0
8,827 (2)	NetScout Systems, Inc.	384,416	0.1
12,740 (1)(2)	NextNav, Inc.	227,154	0.1
6,934 (2)	nLight, Inc.	482,745	0.1
4,467 (1)(2)	Novanta, Inc.	724,726	0.2
687 (1)	NVE Corp.	71,826	0.0
60,508 (1)(2)	Ondas, Inc.	498,586	0.1
2,678 (2)	One Stop Systems, Inc.	48,686	0.0
5,141	OneSpan, Inc.	73,773	0.0
3,817 (2)	Ooma, Inc.	73,363	0.0
1,973 (1)(2)	OSI Systems, Inc.	431,495	0.1
7,769 (1)(2)	Ouster, Inc.	485,718	0.1
10,452 (2)	PagerDuty, Inc.	100,862	0.0
5,165 (1)(2)	PAR Technology Corp.	89,974	0.0
1,556	PC Connection, Inc.	113,572	0.0
4,168 (1)(2)	PDF Solutions, Inc.	295,053	0.1
6,244 (2)	Penguin Solutions, Inc.	474,606	0.1
7,274 (2)	Photronics, Inc.	236,623	0.1
3,336 (2)	Plexus Corp.	1,003,035	0.3
12,275 (1)(2)	Porch Group, Inc.	184,616	0.1
6,900 (1)	Power Integrations, Inc.	577,944	0.2
16,982 (1)(2)	Powerfleet, Inc. NJ	65,041	0.0
5,374 (2)	Progress Software Corp.	180,459	0.1
7,793 (2)	Q2 Holdings, Inc.	374,843	0.1
4,458 (2)	Qualys, Inc.	612,930	0.2
25,668 (1)(2)	Quantum Computing, Inc.	248,980	0.1
2,036 (2)	QuickLogic Corp.	40,659	0.0
11,156 (2)	Rackspace Technology, Inc.	72,849	0.0
8,711 (2)	Rapid7, Inc.	70,559	0.0
7,264 (1)(2)	REalloys, Inc.	104,965	0.0
1,558 (2)	Red Violet, Inc.	99,276	0.0
1,013 (2)	RF Industries Ltd.	21,486	0.0
14,979 (2)	Ribbon Communications, Inc.	35,051	0.0
1,369	Richardson Electronics Ltd./United States	26,025	0.0
41,539 (1)(2)	Rigetti Computing, Inc.	802,533	0.2
8,013 (2)	Rimini Street, Inc.	34,135	0.0
44,339 (2)	Riot Platforms, Inc.	1,214,002	0.3
2,248 (2)	Rogers Corp.	368,065	0.1
2,841 (2)	ScanSource, Inc.	147,988	0.0
7,591 (2)	ServiceTitan, Inc. - Class A	536,760	0.1
524 (1)(2)	SharonAI Holdings, Inc.	44,362	0.0
4,105 (2)	Silicon Laboratories, Inc.	897,189	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,746 (2)	SkyWater Technology, Inc.	$165,256	0.0
20,020 (2)	SmartRent, Inc.	23,824	0.0
49,687 (1)(2)	SoundHound AI, Inc. - Class A	321,475	0.1
15,148 (1)(2)	Sprinklr, Inc. - Class A	78,164	0.0
7,438 (2)	Sprout Social, Inc. - Class A	56,157	0.0
4,662 (2)	SPS Commerce, Inc.	266,527	0.1
4,795 (1)(2)	Synaptics, Inc.	595,683	0.2
8,308 (2)	Telos Corp.	38,217	0.0
14,259 (2)	Tenable Holdings, Inc.	525,872	0.1
11,731 (1)(2)	Teradata Corp.	406,479	0.1
3,068 (1)(2)	TSS, Inc.	37,736	0.0
2,468 (2)	Turtle Beach Corp.	30,727	0.0
5,564 (2)	Ultra Clean Holdings, Inc.	793,371	0.2
10,511 (2)	Unisys Corp.	38,470	0.0
5,844 (1)(2)	Unusual Machines, Inc.	130,321	0.0
14,078 (2)	Varonis Systems, Inc.	590,713	0.2
7,453 (1)(2)	Veeco Instruments, Inc.	564,937	0.1
9,559 (2)	Vertex, Inc. - Class A	109,737	0.0
6,790 (1)(2)	Via Transportation, Inc. - Class A	123,171	0.0
2,664 (2)	Viant Technology, Inc. - Class A	33,726	0.0
15,768 (2)	Viasat, Inc.	1,416,124	0.4
15,216 (1)	Vishay Intertechnology, Inc.	818,316	0.2
1,552 (1)(2)	Vishay Precision Group, Inc.	232,660	0.1
10,204 (1)(2)	Vuzix Corp.	29,592	0.0
8,759 (2)	Weave Communications, Inc.	52,466	0.0
1,394 (1)(2)	Whitefiber, Inc.	54,157	0.0
3,641 (2)	Wolfspeed, Inc.	175,678	0.1
6,470 (2)	Workiva, Inc.	313,860	0.1
15,718 (1)	Xerox Holdings Corp.	49,197	0.0
6,511 (2)	Xperi, Inc.	53,586	0.0
13,293 (2)	Yext, Inc.	62,078	0.0
28,052 (1)(2)	Zeta Global Holdings Corp. - Class A	552,063	0.1
		57,700,985	14.2

	Materials: 4.1%
3,482	AdvanSix, Inc.	69,222	0.0
1,360 (2)	Alpha Metallurgical Resources, Inc.	224,318	0.1
8,943 (2)	Alto Ingredients, Inc.	50,975	0.0
16,469 (1)(2)	American Battery Technology Co.	46,607	0.0
1,999 (2)	Ampco-Pittsburgh Corp.	17,291	0.0
18,829	Ardagh Metal Packaging SA	89,250	0.0
5,728 (1)	Ashland, Inc.	377,418	0.1
14,213 (1)(2)	ASP Isotopes, Inc.	88,405	0.0
9,001 (2)	Aspen Aerogels, Inc.	57,066	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
11,394	Avient Corp.	$421,122	0.1
4,022	Balchem Corp.	679,517	0.2
6,372	Cabot Corp.	578,705	0.2
2,404	Caledonia Mining Corp. PLC	45,916	0.0
8,732 (2)	Century Aluminum Co.	401,759	0.1
19,073	Chemours Co.	391,378	0.1
2,391 (2)	Clearwater Paper Corp.	37,491	0.0
13,815	Commercial Metals Co.	866,891	0.2
4,056 (2)	Compass Minerals International, Inc.	126,263	0.0
16,632 (2)	Constellium SE	530,062	0.1
3,195 (2)	Contango ORE, Inc.	50,449	0.0
8,751 (1)(2)	Critical Metals Corp.	89,698	0.0
14,561 (1)(2)	Dakota Gold Corp.	62,030	0.0
14,491 (2)	Ecovyst, Inc.	180,413	0.1
4,664	Elemental Royalty Corp.	81,433	0.0
16,661 (1)	Ferroglobe PLC	52,982	0.0
2,004 (2)	Flotek Industries, Inc.	47,134	0.0
15,804	FMC Corp.	181,746	0.1
742	Friedman Industries, Inc.	23,878	0.0
19,418 (2)	Gold Resource Corp.	24,467	0.0
3,497	Greif, Inc. - Class A	260,492	0.1
2,442	Hawkins, Inc.	347,008	0.1
6,813	HB Fuller Co.	397,130	0.1
20,826	Huntsman Corp.	221,172	0.1
6,903 (2)	Hycroft Mining Holding Corp. - Class A	161,530	0.0
1,907 (2)	Idaho Strategic Resources, Inc.	62,454	0.0
4,498 (2)	Ingevity Corp.	335,866	0.1
3,088	Innospec, Inc.	251,332	0.1
1,524 (2)	Intrepid Potash, Inc.	49,957	0.0
15,498 (2)	Ivanhoe Electric, Inc. / US	148,936	0.0
2,038	Kaiser Aluminum Corp.	398,694	0.1
7,130 (2)	Knife River Corp.	596,425	0.2
2,433	Koppers Holdings, Inc.	109,242	0.0
5,735 (1)(2)	Lifezone Metals Ltd.	22,252	0.0
8,021 (2)	LSB Industries, Inc.	86,707	0.0
4,409 (2)	Magnera Corp.	51,806	0.0
2,585	Materion Corp.	768,753	0.2
7,323	Mativ Holdings, Inc.	55,435	0.0
6,619 (2)	McEwen, Inc.	120,003	0.0
3,925	Minerals Technologies, Inc.	290,332	0.1
4,895	Myers Industries, Inc.	172,842	0.1
18,686 (1)(2)	NioCorp Developments Ltd.	90,067	0.0
43,557 (2)	Novagold Resources, Inc.	260,035	0.1
19,510 (2)	O-I Glass, Inc.	187,881	0.1
7,986	Orion SA	52,947	0.0
18,869 (2)	Perimeter Solutions, Inc.	672,680	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
10,804 (2)	Perpetua Resources Corp.	$224,291	0.1
18,676 (1)(2)	PureCycle Technologies, Inc.	151,462	0.0
1,743 (1)	Quaker Chemical Corp.	276,910	0.1
6,376 (1)(2)	Ramaco Resources, Inc. - Class A	84,355	0.0
6,636 (2)	Ranpak Holdings Corp.	48,509	0.0
8,535 (2)	Rayonier Advanced Materials, Inc.	67,085	0.0
5,837	Ryerson Holding Corp.	143,649	0.0
5,300	Sensient Technologies Corp.	653,437	0.2
27,261 (2)	SSR Mining, Inc.	770,941	0.2
2,843	Stepan Co.	158,412	0.0
10,782	SunCoke Energy, Inc.	86,795	0.0
4,335	Sylvamo Corp.	163,863	0.1
4,657 (2)	TimkenSteel Corp.	87,039	0.0
3,793	Titan America SA	70,777	0.0
4,499 (2)	Tredegar Corp.	35,812	0.0
3,631	TriMas Corp.	163,504	0.1
14,918 (1)	Tronox Holdings PLC	93,983	0.0
17,071 (1)(2)	United States Antimony Corp.	123,936	0.0
1,447	United States Lime & Minerals, Inc.	151,458	0.0
1,984 (1)(2)	US Gold Corp.	30,415	0.0
24,050 (1)(2)	USA Rare Earth, Inc.	518,999	0.1
17,417 (2)	Vista Gold Corp.	33,267	0.0
7,925	Vox Royalty Corp.	37,485	0.0
6,551	Warrior Met Coal, Inc.	531,679	0.1
4,308	Worthington Steel, Inc.	144,663	0.0
		16,918,590	4.1

	Real Estate: 5.7%
16,626	Acadia Realty Trust	347,650	0.1
303 (1)	Alexander's, Inc.	83,495	0.0
7,085	American Assets Trust, Inc.	174,929	0.1
26,704	Apple Hospitality REIT, Inc.	448,894	0.1
10,906	Armada Hoffler Properties, Inc.	77,214	0.0
23,963	Brandywine Realty Trust	75,963	0.0
23,342	Broadstone Net Lease, Inc.	482,479	0.1
27,924	CareTrust REIT, Inc.	1,126,733	0.3
2,642	CBL & Associates Properties, Inc.	140,264	0.0
2,307	Centerspace	129,630	0.0
6,911	Chatham Lodging Trust	91,433	0.0
3,952	Community Healthcare Trust, Inc.	72,243	0.0
89,047 (1)(2)	Compass, Inc. - Class A	1,097,950	0.3
14,048 (1)	COPT Defense Properties	511,207	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
4,615	CTO Realty Growth, Inc.	$99,269	0.0
12,369 (1)	Curbline Properties Corp.	376,018	0.1
29,324 (2)	Cushman & Wakefield Ltd.	392,648	0.1
25,864 (1)	DiamondRock Hospitality Co.	315,024	0.1
28,578	Diversified Healthcare Trust	265,775	0.1
20,106 (1)	Douglas Emmett, Inc.	237,251	0.1
5,591	Easterly Government Properties, Inc.	139,384	0.0
18,884 (1)	Empire State Realty Trust, Inc. - Class A	102,162	0.0
26,879	Essential Properties Realty Trust, Inc.	802,338	0.2
11,442 (1)	eXp World Holdings, Inc.	61,901	0.0
6,330	Farmland Partners, Inc.	61,274	0.0
2,803 (2)	Forestar Group, Inc.	88,715	0.0
13,284	Four Corners Property Trust, Inc.	326,122	0.1
2,832	FrontView REIT, Inc.	57,291	0.0
2,283 (2)	FRP Holdings, Inc.	57,052	0.0
7,317 (1)	Getty Realty Corp.	244,095	0.1
7,165 (1)	Gladstone Commercial Corp.	88,129	0.0
5,590 (1)	Gladstone Land Corp.	47,683	0.0
1,794	Global Medical REIT, Inc.	67,311	0.0
25,234	Global Net Lease, Inc.	225,592	0.1
13,494	Highwoods Properties, Inc.	406,979	0.1
6,936 (2)	Hudson Pacific Properties, Inc.	105,358	0.0
28,670	Independence Realty Trust, Inc.	478,502	0.1
7,935	Industrial Logistics Properties Trust	70,383	0.0
3,576 (1)	Innovative Industrial Properties, Inc.	221,640	0.1
9,674 (1)	InvenTrust Properties Corp.	342,460	0.1
7,891	JBG SMITH Properties	115,761	0.0
25,495 (1)	Kite Realty Group Trust	723,548	0.2
7,147	L.P. Industrial Trust	385,080	0.1
6,109	LTC Properties, Inc.	234,891	0.1
35,246 (1)	Macerich Co.	887,847	0.2
3,375	Marcus & Millichap, Inc.	105,199	0.0
5,910	National Health Investors, Inc.	450,697	0.1
5,940 (2)	National Healthcare Properties, Inc.	87,021	0.0
2,611	NET Lease Office Properties	29,060	0.0
12,008 (1)	NetSTREIT Corp.	253,729	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
19,191	Newmark Group, Inc. - Class A	$289,976	0.1
5,905 (1)	NexPoint Diversified Real Estate Trust	30,647	0.0
3,390	NexPoint Residential Trust, Inc.	94,649	0.0
3,159	One Liberty Properties, Inc.	77,143	0.0
117,021 (2)	Opendoor Technologies, Inc.	540,637	0.1
19,974	Outfront Media, Inc.	654,348	0.2
23,035 (1)	Park Hotels & Resorts, Inc.	328,249	0.1
14,339 (1)	Pebblebrook Hotel Trust	278,320	0.1
15,477	Phillips Edison & Co., Inc.	644,153	0.2
16,415 (2)	Piedmont Office Realty Trust, Inc. - Class A	150,197	0.0
3,312	Postal Realty Trust, Inc. - Class A	81,608	0.0
2,917 (2)	RE/MAX Holdings, Inc. - Class A	28,762	0.0
19,185 (1)(2)	Real Brokerage, Inc.	34,917	0.0
16,575	RLJ Lodging Trust	196,414	0.1
2,432	RMR Group, Inc. - Class A	49,929	0.0
7,715	Ryman Hospitality Properties, Inc.	991,763	0.3
31,062	Sabra Health Care REIT, Inc.	606,020	0.2
7,472	Safehold, Inc.	117,310	0.0
2,242	Saul Centers, Inc.	83,828	0.0
76,207	Service Properties Trust	128,790	0.0
7,552	SITE Centers Corp.	29,981	0.0
8,933	SL Green Realty Corp.	462,461	0.1
6,879 (1)	Smartstop Self Storage REIT, Inc.	223,568	0.1
4,909	St Joe Co.	307,451	0.1
14,526 (1)	Summit Hotel Properties, Inc.	101,827	0.0
22,948	Sunstone Hotel Investors, Inc.	262,755	0.1
14,023	Tanger Factory Outlet Centers, Inc.	553,488	0.1
3,366 (2)	Tejon Ranch Co.	62,944	0.0
13,105	Terreno Realty Corp.	848,811	0.2
10,994	UMH Properties, Inc.	166,449	0.1
2,068	Universal Health Realty Income Trust	90,702	0.0
15,996	Urban Edge Properties	365,988	0.1
6,955	Whitestone REIT	131,867	0.0
12,223	Xenia Hotels & Resorts, Inc.	248,860	0.1
		23,078,085	5.7

	Utilities: 2.6%
4,794	American States Water Co.	396,128	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
10,144	Avista Corp.	$414,991	0.1
9,515	Black Hills Corp.	707,916	0.2
15,620 (1)	Brookfield Infrastructure Corp. - Class A	601,370	0.2
8,900 (2)	Cadiz, Inc.	37,202	0.0
7,422	California Water Service Group	361,080	0.1
3,010	Chesapeake Utilities Corp.	368,665	0.1
2,315	Consolidated Water Co. Ltd.	68,293	0.0
3,320	Genie Energy Ltd. - Class B	47,974	0.0
4,448 (1)(2)	Hallador Energy Co.	77,351	0.0
20,824 (2)	Hawaiian Electric Industries, Inc.	281,749	0.1
4,686	MGE Energy, Inc.	382,097	0.1
2,613	Middlesex Water Co.	146,746	0.0
12,694	New Jersey Resources Corp.	711,372	0.2
5,440	Northwest Natural Holding Co.	266,886	0.1
7,648	NorthWestern Corp.	547,750	0.1
7,716	ONE Gas, Inc.	594,672	0.1
7,833 (1)	Ormat Technologies, Inc.	853,014	0.2
4,825	Otter Tail Corp.	434,154	0.1
12,789	PNM Resources, Inc.	726,159	0.2
14,464 (1)	Portland General Electric Co.	749,669	0.2
3,555 (2)	Pure Cycle Corp.	38,074	0.0
1,708	RGC Resources, Inc.	40,821	0.0
4,242 (1)	SJW Group	257,786	0.1
9,055	Southwest Gas Holdings, Inc.	802,997	0.2
7,182	Spire, Inc.	560,842	0.1
2,611	Unitil Corp.	137,574	0.0
2,548	York Water Co.	78,096	0.0
		10,691,428	2.6
	Total Common Stock (Cost $214,276,734)	399,910,363	98.1

RIGHTS: 0.0%
	Consumer Staples: —%
390 (3)(4)	GTX, Inc.	—	—

	Health Care: 0.0%
4,590 (3)(4)	Aduro Biotech - CVR	—	—
14,198 (3)(4)	Chinook Therapeutics, Inc. CVR	5,537	0.0
2,194 (3)(4)	Omniab, Inc. - 12.5 Earnout Shares	—	—
2,194 (3)(4)	Omniab, Inc. - 15 Earnout Shares	—	—
		5,537	0.0
	Total Rights (Cost $800)	5,537	0.0
Shares		Value	Percentage of Net Assets
WARRANTS: 0.0%
	Health Care: 0.0%
376	Pulse Biosciences, Inc.	$4,505	0.0

	Total Warrants (Cost $—)	4,505	0.0

	Total Long-Term Investments (Cost $214,277,534)	399,920,405	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 19.8%
	Commercial Paper: 4.6%
950,000 (5)	AstraZeneca PLC, 3.830%, 07/23/2026	947,660	0.2
950,000 (5)	Australia And New Zealand Banking Group Ltd., 3.900%, 11/03/2026	937,092	0.2
950,000 (5)	BNP Paribas S.A., 3.980%, 09/03/2026	943,524	0.2
950,000 (5)	Charles Schwab & Co., Inc., 3.890%, 08/13/2026	945,542	0.2
700,000 (5)	Commonwealth Bank of Australia, 3.790%, 08/19/2026	700,066	0.2
950,000 (5)	DNB Bank ASA, 3.830%, 12/11/2026	950,672	0.3
950,000 (5)	DZ Bank AG, 3.920%, 08/10/2026	945,913	0.2
950,000 (5)	Lloyds Bank PLC, 3.840%, 07/06/2026	950,043	0.2
950,000 (5)	Macquarie Bank Ltd., 3.880%, 11/06/2026	950,150	0.2
950,000 (5)	National Australia Bank Ltd., 3.920%, 10/02/2026	950,411	0.2
950,000 (5)	Oversea-Chinese Banking Corp. Ltd., 3.870%, 11/10/2026	950,097	0.2
950,000 (5)	Royal Bank of Canada, 3.870%, 12/11/2026	951,122	0.3
950,000 (5)	Skandinaviska Enskilda Banken AB, 3.880%, 09/16/2026	950,496	0.3
950,000 (5)	Societe Generale S.A., 3.850%, 11/12/2026	949,998	0.2
950,000 (5)	Sumitomo Mitsui Banking Corp., 3.970%, 09/23/2026	950,493	0.3
950,000 (5)	Swedbank AB, 3.890%, 09/16/2026	950,546	0.3
950,000 (5)	TotalEnergies Capital USA LLC, 3.830%, 07/28/2026	947,336	0.2
950,000 (5)	UBS AG, 3.970%, 10/21/2026	950,030	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
950,000 (5)	United Overseas Bank Ltd., 3.800%, 08/03/2026	$950,174	0.2
950,000 (5)	Westpac Banking Corp., 3.920%, 10/15/2026	950,440	0.3
	Total Commercial Paper (Cost $18,721,805)	18,721,805	4.6

	Certificates of Deposits: 2.1%
950,000 (5)	Bank of America N.A., 3.820%, 09/02/2026	950,159	0.2
950,000 (5)	Bank of Nova Scotia, 3.900%, 09/16/2026	950,571	0.3
950,000 (5)	Canadian Imperial Bank of Commerce, 3.910%, 09/18/2026	950,412	0.2
950,000 (5)(6)	MUFG Bank Ltd. Ycd, 3.970%, (SOFRRATE + 0.350%), 09/10/2026	950,347	0.2
950,000 (5)	Natixis SA, 3.840%, 11/04/2026	950,597	0.3
950,000	Norddeutsche Landsbank Girozentra, 3.960%, 10/30/2026	949,837	0.2
900,000 (5)	Sumitomo Mitsui Trust NY, 3.920%, 07/06/2026	900,046	0.2
950,000 (5)	Svenska Handelsbanken AB, 3.930%, 10/01/2026	950,746	0.3
950,000 (5)	Toronto-Dominion Bank, 3.820%, 09/11/2026	949,734	0.2
	Total Certificates of Deposits (Cost $8,502,449)	8,502,449	2.1

	Corporate Bonds/Notes: 0.5%
950,000 (5)(6)	Cooperatieve Rabobank UA, 4.030%, (SOFRINDX + 0.620%), 08/28/2026	950,589	0.3
950,000 (5)(6)	Toyota Motor Credit Corp., 3.850%, (SOFRRATE + 0.770%), 08/07/2026	950,412	0.2
	Total Corporate Bonds/ Notes (Cost $1,901,001)	1,901,001	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 9.2%
1,444,723 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,444,867, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%- 7.000%, Market Value plus accrued interest $1,473,617, due 08/15/28-07/01/56)	$1,444,723	0.3
3,933,695 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $3,934,088, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $4,012,369, due 12/17/26-05/15/51)	3,933,695	1.0
8,385,249 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2026, 3.710%, due 07/01/2026 (Repurchase Amount $8,386,101, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%- 7.000%, Market Value plus accrued interest $8,552,954, due 04/15/28-06/01/56)	8,385,249	2.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,326,744 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,326,877, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,353,452, due 05/01/31-05/01/56)	$1,326,744	0.3
17,823,056 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $17,824,892, collateralized by various U.S. Government Securities, 0.125%- 3.875%, Market Value plus accrued interest $18,137,704, due 01/15/28-02/15/56)	17,823,056	4.4
4,578,285 (5)	TD Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $4,578,742, collateralized by various U.S. Government Securities, 2.250%- 3.625%, Market Value plus accrued interest $4,669,851, due 08/31/27-11/15/27)	4,578,285	1.1
	Total Repurchase Agreements (Cost $37,491,752)	37,491,752	9.2

	Time Deposits: 1.5%
633,613 (5)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	633,613	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
1,817,273 (5)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	$1,817,273	0.4
1,817,273 (5)	Mizuho Bank Ltd., 3.620%, 07/01/2026	1,817,273	0.5
867,273 (5)	Royal Bank of Canada, 3.670%, 07/01/2026	867,273	0.2
867,273 (5)	Toronto-Dominion Bank, 3.630%, 07/01/2026	867,273	0.2
	Total Time Deposits (Cost $6,002,705)	6,002,705	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
7,846,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $7,846,000)	$7,846,000	1.9

	Total Short-Term Investments (Cost $80,465,712)	80,465,712	19.8

	Total Investments in Securities (Cost $294,743,246)	$480,386,117	117.9
	Liabilities in Excess of Other Assets	(73,103,004)	(17.9)
	Net Assets	$407,283,113	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $48,277 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(7)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$9,566,181	$—	$—	$9,566,181
Consumer Discretionary	37,508,134	—	—	37,508,134
Consumer Staples	7,842,416	—	—	7,842,416
Energy	22,988,080	—	—	22,988,080
Financials	73,568,439	—	—	73,568,439
Health Care	80,076,887	—	42,740	80,119,627
Industrials	59,928,398	—	—	59,928,398
Information Technology	57,700,985	—	—	57,700,985
Materials	16,918,590	—	—	16,918,590
Real Estate	23,078,085	—	—	23,078,085
Utilities	10,691,428	—	—	10,691,428
Total Common Stock	399,867,623	—	42,740	399,910,363
Rights	—	—	5,537	5,537
Warrants	—	4,505	—	4,505
Short-Term Investments	7,846,000	72,619,712	—	80,465,712
Total Investments, at fair value	$407,713,623	$72,624,217	$48,277	$480,386,117
Other Financial Instruments+
Futures	442,962	—	—	442,962
Total Assets	$408,156,585	$72,624,217	$48,277	$480,829,079

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, Voya Russell™ Small Cap Index Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
Akero Therapeutics, Inc.	12/10/2025	—	5,143
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	5,592
Chinook Therapeutics, Inc. CVR	8/14/2023	—	5,537
GTX, Inc.	6/10/2019	800	—
Inhibrx, Inc. CVR	5/31/2024	—	32,005
Omniab, Inc. - 12.5 Earnout Shares	11/2/2022	—	—
Omniab, Inc. - 15 Earnout Shares	11/2/2022	—	—
		$800	$48,277

At June 30, 2026, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	68	09/18/26	$10,355,040	$442,962
			$10,355,040	$442,962

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$442,962
Total Asset Derivatives		$442,962

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,739,779
Total	$1,739,779

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$689,461
Total	$689,461

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $298,852,349.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$200,323,264
Gross Unrealized Depreciation	(18,346,534)
Net Unrealized Appreciation	$181,976,730

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 40.8%
	United States Treasury Bonds: 10.7%
3,800,000	1.625%, 11/15/2050	$1,987,133	0.4
20,000,000	3.000%, 08/15/2052	14,183,594	2.6
857,600	3.875%, 08/15/2040	782,761	0.1
10,000,000	4.250%, 11/15/2040	9,491,797	1.8
7,000,000	4.750%, 02/15/2041	7,004,512	1.3
6,127,800	4.750%, 02/15/2056	5,954,019	1.1
18,354,300	5.000%, 05/15/2046	18,493,391	3.4
		57,897,207	10.7
	United States Treasury Notes: 30.1%
5,000,000	3.500%, 10/31/2027	4,957,422	0.9
28,937,100	4.125%, 06/30/2028	28,922,970	5.4
44,623,200	4.125%, 06/15/2029	44,583,109	8.3
26,744,000	4.125%, 06/30/2031	26,651,023	4.9
2,151,200	4.250%, 05/31/2033	2,143,469	0.4
33,510,500	4.250%, 06/30/2033	33,382,218	6.2
21,962,700	4.375%, 05/15/2036	21,847,739	4.0
		162,487,950	30.1
	Total U.S. Treasury Obligations (Cost $220,668,494)	220,385,157	40.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 25.0%
	Federal Farm Credit Banks Funding Corporation: 0.2%
1,324,000	2.310%, 07/14/2036	1,070,261	0.2
	Federal Home Loan Bank: 0.3%
1,550,000	1.100%, 08/20/2026	1,544,114	0.3
	Federal Home Loan Bank Discount Notes: 0.3%
1,500,000 (1)	3.660%, 07/15/2026	1,497,750	0.3
	Federal Home Loan Mortgage Association: 0.1%(2)
236,000 (3)	6.625%, 11/15/2030	258,658	0.0
282,000	7.125%, 01/15/2030	308,899	0.1
		567,557	0.1
	Federal Home Loan Mortgage Corporation: 2.5%(2)
1,130,063	3.000%, 04/01/2045	1,021,300	0.2
1,158,751	3.000%, 04/01/2045	1,046,983	0.2
75,520	3.500%, 01/01/2042	70,740	0.0
280,338	3.500%, 01/01/2042	263,205	0.1
1,058,350	3.500%, 08/01/2042	990,443	0.2
856,164	3.500%, 12/01/2047	790,863	0.2
25,836	4.000%, 08/01/2040	25,121	0.0
238,383	4.000%, 04/01/2041	231,785	0.1
346,312	4.000%, 05/01/2041	334,367	0.1
17,328	4.000%, 08/01/2041	16,831	0.0
25,080	4.000%, 12/01/2042	24,192	0.0
150,634	4.000%, 07/01/2045	144,127	0.0
105,507	4.000%, 09/01/2045	100,819	0.0
144,011	4.000%, 09/01/2045	137,581	0.0
148,086	4.000%, 09/01/2045	140,988	0.0
365,334	4.000%, 05/01/2046	348,721	0.1
95,843	4.000%, 11/01/2047	90,894	0.0
134,690	4.000%, 03/01/2048	128,287	0.0
17,011	4.500%, 03/01/2039	16,853	0.0
48,049	4.500%, 08/01/2039	47,602	0.0
55,395	4.500%, 09/01/2039	54,880	0.0
107,326	4.500%, 09/01/2039	106,328	0.0
125,157	4.500%, 09/01/2039	123,993	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
93,722	4.500%, 10/01/2039	$92,567	0.0
156,156	4.500%, 12/01/2039	154,704	0.0
48,954	4.500%, 03/01/2040	48,498	0.0
137,482	4.500%, 04/01/2040	136,203	0.0
23,942	4.500%, 06/01/2040	23,719	0.0
103,020	4.500%, 07/01/2040	102,061	0.0
157,147	4.500%, 07/01/2040	155,684	0.0
42,573	4.500%, 08/01/2040	42,176	0.0
109,411	4.500%, 08/01/2040	108,393	0.0
47,562	4.500%, 03/01/2041	47,119	0.0
125,864	4.500%, 03/01/2041	124,640	0.0
63,063	4.500%, 04/01/2041	62,476	0.0
203,575	4.500%, 06/01/2041	201,680	0.1
133,043	4.500%, 07/01/2041	131,804	0.0
21,743	4.500%, 08/01/2041	21,274	0.0
283,241	4.500%, 08/01/2041	277,573	0.1
271,094	4.500%, 07/01/2048	264,780	0.1
7,500	5.000%, 03/01/2034	7,479	0.0
25,869	5.000%, 12/01/2034	25,979	0.0
24,987	5.000%, 08/01/2035	25,093	0.0
94,575	5.000%, 08/01/2035	95,541	0.0
25,605	5.000%, 10/01/2035	25,866	0.0
29,958	5.000%, 10/01/2035	30,264	0.0
41,968	5.000%, 10/01/2035	41,802	0.0
73,988	5.000%, 12/01/2035	74,744	0.0
13,338	5.000%, 04/01/2036	13,475	0.0
33,559	5.000%, 11/01/2036	33,902	0.0
27,903	5.000%, 02/01/2037	28,189	0.0
19,292	5.000%, 05/01/2037	19,490	0.0
276,186	5.000%, 10/01/2037	278,800	0.1
50,615	5.000%, 03/01/2038	51,132	0.0
156,232	5.000%, 03/01/2038	157,831	0.1
171,664	5.000%, 03/01/2038	173,421	0.1
38,226	5.000%, 04/01/2038	38,618	0.0
5,532	5.000%, 10/01/2038	5,589	0.0
20,762	5.000%, 06/01/2040	20,975	0.0
51,180	5.000%, 08/01/2040	51,705	0.0
122,471	5.000%, 04/01/2041	123,728	0.0
31,302	5.490%, 02/01/2037	32,067	0.0
21,596	5.500%, 09/01/2034	21,938	0.0
29,949	5.500%, 01/01/2035	30,114	0.0
13,664	5.500%, 09/01/2035	14,083	0.0
279,302	5.500%, 09/01/2035	287,863	0.1
198,090	5.500%, 10/01/2035	203,418	0.1
30,049	5.500%, 03/01/2036	30,971	0.0
81,211	5.500%, 03/01/2036	83,699	0.0
18,340	5.500%, 05/01/2036	18,902	0.0
72,668	5.500%, 06/01/2036	73,883	0.0
1,239	5.500%, 07/01/2036	1,253	0.0
4,836	5.500%, 07/01/2036	4,985	0.0
26,400	5.500%, 07/01/2036	27,143	0.0
4,946	5.500%, 10/01/2036	5,098	0.0
28,878	5.500%, 11/01/2036	29,764	0.0
16,948	5.500%, 12/01/2036	17,468	0.0
24,025	5.500%, 12/01/2036	24,763	0.0
4,260	5.500%, 02/01/2037	4,370	0.0
24,120	5.500%, 02/01/2037	24,860	0.0
8,010	5.500%, 05/01/2037	8,256	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
1,007	5.500%, 06/01/2037	$1,038	0.0
13,501	5.500%, 12/01/2037	13,881	0.0
6,421	5.500%, 03/01/2038	6,591	0.0
2,123	5.500%, 06/01/2038	2,179	0.0
4,031	5.500%, 06/01/2038	4,137	0.0
3,689	5.500%, 08/01/2038	3,728	0.0
356	5.500%, 10/01/2038	363	0.0
250,931	5.500%, 11/01/2038	258,009	0.1
4,101	5.500%, 12/01/2038	4,211	0.0
5,470	5.500%, 12/01/2038	5,614	0.0
5,710	5.500%, 12/01/2038	5,871	0.0
6,844	5.500%, 01/01/2039	7,047	0.0
37,480	5.500%, 01/01/2039	38,537	0.0
25,970	5.500%, 01/01/2040	26,684	0.0
28,541	5.500%, 01/01/2040	29,062	0.0
23,026	5.500%, 03/01/2040	23,634	0.0
84,697	5.500%, 01/01/2041	86,296	0.0
32,491	5.750%, 05/01/2037	32,714	0.0
31,063	5.800%, 08/01/2037	32,200	0.0
28,582	5.800%, 09/01/2037	29,636	0.0
56,909	5.800%, 09/01/2037	58,957	0.0
391	6.000%, 04/01/2028	401	0.0
5,745	6.000%, 07/01/2028	5,885	0.0
72	6.000%, 04/01/2036	74	0.0
896	6.000%, 04/01/2036	928	0.0
3,349	6.000%, 04/01/2036	3,492	0.0
10,864	6.000%, 06/01/2036	11,424	0.0
3,090	6.000%, 07/01/2036	3,247	0.0
457	6.000%, 08/01/2036	468	0.0
3,381	6.000%, 08/01/2036	3,553	0.0
19,794	6.000%, 08/01/2036	20,398	0.0
22,129	6.000%, 01/01/2037	23,254	0.0
15,919	6.000%, 02/01/2037	16,728	0.0
896	6.000%, 04/01/2037	942	0.0
688	6.000%, 06/01/2037	721	0.0
3,083	6.000%, 06/01/2037	3,218	0.0
74	6.000%, 07/01/2037	78	0.0
2,728	6.000%, 07/01/2037	2,867	0.0
618	6.000%, 08/01/2037	649	0.0
1,172	6.000%, 08/01/2037	1,228	0.0
2,314	6.000%, 08/01/2037	2,432	0.0
4,430	6.000%, 08/01/2037	4,591	0.0
96,591	6.000%, 08/01/2037	101,021	0.0
503	6.000%, 09/01/2037	527	0.0
1,347	6.000%, 09/01/2037	1,380	0.0
2,136	6.000%, 09/01/2037	2,245	0.0
3,889	6.000%, 10/01/2037	4,087	0.0
4,398	6.000%, 10/01/2037	4,622	0.0
924	6.000%, 11/01/2037	951	0.0
1,110	6.000%, 11/01/2037	1,167	0.0
15,597	6.000%, 11/01/2037	16,391	0.0
32,935	6.000%, 12/01/2037	34,170	0.0
1,003	6.000%, 01/01/2038	1,050	0.0
2,586	6.000%, 01/01/2038	2,685	0.0
6,605	6.000%, 01/01/2038	6,941	0.0
5,527	6.000%, 05/01/2038	5,718	0.0
558	6.000%, 06/01/2038	586	0.0
3,341	6.000%, 07/01/2038	3,456	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
14,757	6.000%, 07/01/2038	$15,508	0.0
325	6.000%, 09/01/2038	341	0.0
3,258	6.000%, 09/01/2038	3,424	0.0
116,876	6.000%, 09/01/2038	120,316	0.0
4,884	6.000%, 11/01/2038	5,075	0.0
71,100	6.000%, 01/01/2039	74,530	0.0
39,403	6.000%, 04/01/2039	41,056	0.0
27,604	6.000%, 08/01/2039	28,690	0.0
16,299	6.000%, 10/01/2039	17,209	0.0
8,318	6.000%, 11/01/2039	8,741	0.0
23,310	6.000%, 11/01/2039	23,964	0.0
710	6.000%, 12/01/2039	745	0.0
24,483	6.000%, 05/01/2040	25,728	0.0
192,822 (4)	6.025%, (RFUCCT1Y + 1.900%), 02/01/2042	199,109	0.1
44,674	6.150%, 12/01/2037	46,582	0.0
12,765	6.150%, 01/01/2038	13,058	0.0
64,159	6.150%, 02/01/2038	66,916	0.0
247,000 (3)	6.250%, 07/15/2032	272,711	0.1
3,970	6.500%, 06/01/2036	4,181	0.0
907	6.500%, 08/01/2036	940	0.0
373	6.500%, 10/01/2036	389	0.0
12,298	6.500%, 10/01/2036	12,952	0.0
3,930	6.500%, 07/01/2037	4,161	0.0
3,172	6.500%, 09/01/2037	3,349	0.0
1,371	6.500%, 10/01/2037	1,438	0.0
2,269	6.500%, 11/01/2037	2,398	0.0
1,599	6.500%, 04/01/2038	1,694	0.0
5,167	6.500%, 04/01/2038	5,537	0.0
209	6.500%, 05/01/2038	219	0.0
389	6.500%, 08/01/2038	408	0.0
93	6.500%, 10/01/2038	97	0.0
2,969	6.500%, 11/01/2038	3,138	0.0
3,409	6.500%, 12/01/2038	3,584	0.0
5,610	6.500%, 12/01/2038	5,874	0.0
44,638	6.500%, 12/01/2038	46,790	0.0
172,313	6.500%, 12/01/2038	180,330	0.1
1,840	6.500%, 01/01/2039	1,957	0.0
407,000	6.750%, 09/15/2029	438,352	0.1
		13,166,230	2.5
	Federal National Mortgage Association: 0.6%(2)
513,724	2.170%, 05/01/2030	473,050	0.1
562,650	2.170%, 05/01/2030	518,828	0.1
742,061	2.560%, 09/01/2029	702,964	0.1
434,214	3.000%, 09/01/2046	382,693	0.1
511,382	3.720%, 10/01/2029	502,898	0.1
734,784	4.630%, 11/01/2029	737,997	0.1
28,675	5.700%, 07/01/2036	28,363	0.0
		3,346,793	0.6
	Government National Mortgage Association: 5.6%
1,185,254	2.000%, 01/20/2051	973,320	0.2
1,147,191	2.000%, 02/20/2051	942,062	0.2
2,257,464	2.000%, 12/20/2051	1,853,730	0.4
1,304,357	2.500%, 03/20/2051	1,116,346	0.2
2,895,322	2.500%, 10/20/2051	2,477,926	0.5
1,939,823	2.500%, 11/20/2051	1,660,170	0.3
1,385,392	3.000%, 10/20/2051	1,211,268	0.2
1,397,123	3.000%, 03/20/2052	1,236,092	0.2

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
1,858,004	3.000%, 06/20/2052	$1,652,132	0.3
1,324,702	3.500%, 09/20/2047	1,200,085	0.2
456,790	4.000%, 03/20/2046	432,923	0.1
283,076	4.500%, 02/20/2041	280,549	0.1
84,856	4.500%, 03/20/2041	84,099	0.0
259,196	4.500%, 06/20/2041	255,239	0.1
4,026	5.000%, 10/15/2037	4,094	0.0
786	5.000%, 04/15/2038	796	0.0
18,337	5.000%, 03/15/2039	18,651	0.0
26,307	5.000%, 08/15/2039	27,063	0.0
214,834	5.000%, 09/15/2039	218,505	0.0
268,102	5.000%, 09/15/2039	272,681	0.1
225,011	5.000%, 02/15/2040	228,857	0.1
115,729	5.000%, 04/15/2040	116,939	0.0
415,773	5.000%, 06/15/2040	421,119	0.1
8,935	5.000%, 07/15/2040	9,051	0.0
117,759	5.000%, 04/15/2042	118,541	0.0
187,807	5.000%, 04/20/2042	190,270	0.0
52,654	5.000%, 06/20/2048	52,128	0.0
9,751	5.500%, 07/20/2038	9,997	0.0
127,887	5.500%, 09/20/2039	131,652	0.0
9,911	5.500%, 10/20/2039	10,203	0.0
5,935	5.500%, 11/20/2039	6,110	0.0
218,264	5.500%, 11/20/2039	224,689	0.0
3,233	5.500%, 12/20/2040	3,312	0.0
10,520	5.500%, 01/20/2041	10,829	0.0
67,362	5.500%, 03/20/2041	69,344	0.0
102,098	5.500%, 04/20/2041	105,104	0.0
157,763	5.500%, 05/20/2041	162,405	0.0
149,518	5.500%, 06/20/2041	153,921	0.0
2,097,968	5.500%, 04/20/2053	2,126,422	0.4
2,245,178	5.500%, 05/20/2053	2,273,432	0.4
4,897	6.000%, 10/15/2036	5,184	0.0
10,546	6.000%, 08/15/2037	10,976	0.0
12,466	6.000%, 11/15/2037	13,121	0.0
3,120	6.000%, 12/15/2037	3,236	0.0
1,524	6.000%, 01/15/2038	1,584	0.0
14,401	6.000%, 01/15/2038	15,247	0.0
168	6.000%, 02/15/2038	176	0.0
9,011	6.000%, 02/15/2038	9,541	0.0
33,526	6.000%, 02/15/2038	34,859	0.0
47,402	6.000%, 05/15/2038	50,188	0.0
61,329	6.000%, 05/15/2038	64,193	0.0
6,587	6.000%, 07/15/2038	6,897	0.0
23,044	6.000%, 09/15/2038	24,320	0.0
242,635	6.000%, 08/20/2040	254,835	0.1
1,884,072	6.000%, 08/20/2053	1,940,973	0.4
1,665,345	6.000%, 07/20/2054	1,710,252	0.3
2,111,274	6.000%, 06/20/2055	2,160,343	0.4
607,141	6.000%, 09/20/2055	620,586	0.1
581,846	6.500%, 08/20/2054	603,371	0.1
449,398	7.000%, 08/20/2055	466,579	0.1
		30,338,517	5.6
	Tennessee Valley Authority: 0.0%
100,000	5.250%, 02/01/2055	98,413	0.0
5,000	6.150%, 01/15/2038	5,724	0.0
		104,137	0.0

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: 15.4%
1,223,092	1.500%, 11/01/2037	$1,090,932	0.2
2,543,767	1.500%, 11/01/2050	1,954,634	0.4
2,545,363	2.000%, 06/01/2036	2,322,779	0.4
2,995,888	2.000%, 05/01/2041	2,606,655	0.5
405,500	2.000%, 05/01/2051	326,090	0.1
3,154,108	2.000%, 05/01/2051	2,581,677	0.5
4,198,304	2.000%, 01/01/2052	3,432,409	0.6
1,164,688	2.000%, 02/01/2052	949,149	0.2
2,364,485	2.000%, 02/01/2052	1,932,671	0.4
2,509,179	2.000%, 02/01/2052	2,043,091	0.4
2,739,665	2.000%, 02/01/2052	2,232,568	0.4
1,322,391	2.000%, 03/01/2052	1,078,948	0.2
1,784,494	2.000%, 03/01/2052	1,446,677	0.3
2,228,180	2.000%, 04/01/2052	1,822,853	0.3
162,666	2.500%, 09/01/2027	160,711	0.0
431,844	2.500%, 06/01/2030	418,301	0.1
568,718	2.500%, 06/01/2030	550,482	0.1
226,868	2.500%, 07/01/2030	219,432	0.0
702,713	2.500%, 10/01/2035	660,326	0.1
183,150	2.500%, 11/01/2050	155,275	0.0
1,610,502	2.500%, 05/01/2051	1,375,367	0.3
791,115	2.500%, 09/01/2051	678,093	0.1
874,303	2.500%, 02/01/2052	746,554	0.1
1,203,176	2.500%, 02/01/2052	1,027,115	0.2
1,474,655	2.500%, 02/01/2052	1,262,256	0.2
1,707,794	2.500%, 02/01/2052	1,457,635	0.3
1,200,883	2.500%, 03/01/2052	1,021,640	0.2
1,595,265	2.500%, 03/01/2052	1,359,141	0.3
1,232,527	2.500%, 04/01/2052	1,031,543	0.2
3,024,265	2.500%, 04/01/2052	2,569,800	0.5
634,160	3.000%, 08/01/2030	620,268	0.1
253,539	3.000%, 09/01/2030	247,296	0.1
1,646,792	3.000%, 06/01/2037	1,557,742	0.3
876,524	3.000%, 09/01/2043	793,815	0.2
1,138,745	3.000%, 07/01/2046	1,027,340	0.2
405,745	3.000%, 08/01/2046	364,674	0.1
1,686,565	3.000%, 10/01/2051	1,472,690	0.3
1,678,189	3.000%, 01/01/2052	1,479,514	0.3
99,492	3.500%, 05/01/2029	98,267	0.0
306,899	3.500%, 03/01/2041	287,982	0.1
337,761	3.500%, 12/01/2041	316,309	0.1
334,416	3.500%, 01/01/2042	312,968	0.1
818,236	3.500%, 10/01/2042	763,881	0.1
964,988	3.500%, 01/01/2046	897,801	0.2
739,839	3.500%, 02/01/2046	688,328	0.1
772,780	3.500%, 02/01/2052	707,267	0.1
1,068,112	3.500%, 07/01/2052	971,078	0.2
55,488	4.000%, 10/01/2040	53,861	0.0
201,335	4.000%, 10/01/2040	194,731	0.0
294,550	4.000%, 12/01/2040	286,051	0.1
337,216	4.000%, 12/01/2040	327,015	0.1
353,066	4.000%, 02/01/2041	342,877	0.1
95,582	4.000%, 03/01/2041	92,824	0.0
106,961	4.000%, 04/01/2041	103,576	0.0
79,469	4.000%, 09/01/2041	76,806	0.0
242,034	4.000%, 11/01/2041	233,500	0.0
86,453	4.000%, 12/01/2041	83,677	0.0
283,580	4.000%, 01/01/2042	273,640	0.1
129,602	4.000%, 07/01/2042	125,086	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
378,711	4.000%, 12/01/2042	$364,847	0.1
291,356	4.000%, 02/01/2044	279,234	0.1
368,031	4.000%, 02/01/2044	354,140	0.1
66,741	4.000%, 03/01/2044	63,811	0.0
279,597	4.000%, 05/01/2045	267,161	0.1
237,775	4.000%, 07/01/2045	227,509	0.0
246,792	4.000%, 07/01/2045	235,248	0.1
969,291	4.000%, 02/01/2048	920,547	0.2
36,006	4.000%, 03/01/2048	34,161	0.0
205,853	4.000%, 03/01/2048	195,441	0.0
21	4.500%, 07/01/2026	21	0.0
1,711	4.500%, 06/01/2034	1,686	0.0
4,249	4.500%, 05/01/2035	4,177	0.0
646	4.500%, 03/01/2038	639	0.0
122	4.500%, 05/01/2038	121	0.0
2,967	4.500%, 06/01/2038	2,936	0.0
6,628	4.500%, 07/01/2038	6,525	0.0
10,595	4.500%, 09/01/2038	10,398	0.0
86,659	4.500%, 03/01/2039	85,747	0.0
4,940	4.500%, 04/01/2039	4,888	0.0
6,826	4.500%, 04/01/2039	6,754	0.0
139,894	4.500%, 07/01/2039	138,422	0.0
333,714	4.500%, 09/01/2039	330,202	0.1
309,267	4.500%, 10/01/2039	306,012	0.1
71,320	4.500%, 12/01/2039	70,570	0.0
85,475	4.500%, 12/01/2039	84,575	0.0
101,782	4.500%, 12/01/2039	100,711	0.0
68,618	4.500%, 03/01/2040	67,896	0.0
70,255	4.500%, 10/01/2040	69,471	0.0
71,395	4.500%, 10/01/2040	70,644	0.0
72,181	4.500%, 10/01/2040	71,421	0.0
100,825	4.500%, 03/01/2041	99,153	0.0
58,297	4.500%, 06/01/2041	57,684	0.0
62,943	4.500%, 06/01/2041	62,281	0.0
27,396	4.500%, 07/01/2041	27,108	0.0
55,227	4.500%, 07/01/2041	54,144	0.0
40,556	4.500%, 08/01/2041	40,092	0.0
343,772	4.500%, 08/01/2041	340,152	0.1
1,171,727	4.500%, 12/01/2055	1,123,423	0.2
1,035,751	4.500%, 03/01/2056	992,945	0.2
3	5.000%, 03/01/2027	3	0.0
615,903	5.000%, 04/01/2039	619,507	0.1
1,088,601	5.000%, 05/01/2042	1,098,403	0.2
1,532,104	5.000%, 09/01/2052	1,518,084	0.3
2,373,084	5.000%, 06/01/2055	2,337,155	0.4
1,052,813	5.000%, 11/01/2055	1,035,730	0.2
1,933,097	5.000%, 01/01/2056	1,901,026	0.4
1,020,746	5.000%, 04/01/2056	1,003,770	0.2
104	5.500%, 07/01/2027	104	0.0
28	5.500%, 08/01/2027	28	0.0
19,611	5.500%, 03/01/2034	19,823	0.0
30,757	5.500%, 04/01/2034	30,894	0.0
11,183	5.500%, 11/01/2034	11,323	0.0
11,456	5.500%, 12/01/2034	11,545	0.0
139,044	5.500%, 02/01/2035	140,892	0.0
22,847	5.500%, 05/01/2035	23,519	0.0
20,411	5.500%, 09/01/2035	21,011	0.0
51,506	5.500%, 09/01/2035	51,885	0.0
17,745	5.500%, 04/01/2036	18,267	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
26,646	5.500%, 04/01/2036	$27,430	0.0
5,430	5.500%, 05/01/2036	5,590	0.0
9,984	5.500%, 06/01/2036	10,253	0.0
67,375	5.500%, 07/01/2036	68,270	0.0
41,523	5.500%, 11/01/2036	42,746	0.0
57,138	5.500%, 12/01/2036	58,820	0.0
113,911	5.500%, 12/01/2036	117,267	0.0
19,179	5.500%, 01/01/2037	19,743	0.0
17,040	5.500%, 03/01/2037	17,542	0.0
85,054	5.500%, 03/01/2037	87,559	0.0
188,378	5.500%, 03/01/2037	193,927	0.0
70,969	5.500%, 08/01/2037	73,056	0.0
207	5.500%, 01/01/2038	212	0.0
239	5.500%, 01/01/2038	245	0.0
1,179	5.500%, 01/01/2038	1,212	0.0
3,061	5.500%, 03/01/2038	3,145	0.0
3,240	5.500%, 05/01/2038	3,318	0.0
11,253	5.500%, 06/01/2038	11,581	0.0
277,147	5.500%, 09/01/2038	285,311	0.1
96,758	5.500%, 12/01/2038	99,196	0.0
19,635	5.500%, 06/01/2039	20,158	0.0
30,911	5.500%, 05/01/2040	31,456	0.0
191,618	5.500%, 06/01/2040	194,999	0.0
475,075	5.500%, 04/01/2054	479,323	0.1
981,908	5.500%, 12/01/2054	987,361	0.2
1,091,289	5.500%, 07/01/2055	1,096,022	0.2
2,440,519	5.500%, 01/01/2056	2,450,532	0.5
1,667	6.000%, 01/01/2034	1,707	0.0
16,136	6.000%, 12/01/2034	16,537	0.0
4,555	6.000%, 05/01/2035	4,704	0.0
11,262	6.000%, 01/01/2036	11,620	0.0
22,840	6.000%, 01/01/2036	23,587	0.0
4,021	6.000%, 02/01/2036	4,117	0.0
8,483	6.000%, 03/01/2036	8,861	0.0
11,345	6.000%, 03/01/2036	12,027	0.0
4,010	6.000%, 04/01/2036	4,208	0.0
28,003	6.000%, 05/01/2036	29,317	0.0
87	6.000%, 06/01/2036	91	0.0
1,205	6.000%, 08/01/2036	1,250	0.0
6,919	6.000%, 08/01/2036	7,262	0.0
4,485	6.000%, 09/01/2036	4,639	0.0
12,483	6.000%, 09/01/2036	13,103	0.0
27,160	6.000%, 09/01/2036	28,370	0.0
5,455	6.000%, 10/01/2036	5,692	0.0
46,747	6.000%, 12/01/2036	48,277	0.0
197,760	6.000%, 12/01/2036	207,571	0.0
5,451	6.000%, 01/01/2037	5,629	0.0
3,985	6.000%, 02/01/2037	4,100	0.0
3,816	6.000%, 04/01/2037	3,957	0.0
26,567	6.000%, 07/01/2037	27,886	0.0
7	6.000%, 08/01/2037	7	0.0
1,066	6.000%, 08/01/2037	1,116	0.0
6,222	6.000%, 08/01/2037	6,531	0.0
137	6.000%, 09/01/2037	144	0.0
418	6.000%, 09/01/2037	433	0.0
757	6.000%, 09/01/2037	785	0.0
3,237	6.000%, 09/01/2037	3,389	0.0
4,752	6.000%, 09/01/2037	4,867	0.0
106	6.000%, 10/01/2037	111	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
623	6.000%, 10/01/2037	$649	0.0
811	6.000%, 10/01/2037	846	0.0
1,464	6.000%, 10/01/2037	1,499	0.0
1,941	6.000%, 11/01/2037	1,987	0.0
4,033	6.000%, 11/01/2037	4,165	0.0
6,391	6.000%, 11/01/2037	6,692	0.0
16,551	6.000%, 11/01/2037	17,372	0.0
1,700	6.000%, 12/01/2037	1,770	0.0
7,787	6.000%, 12/01/2037	8,167	0.0
10,845	6.000%, 12/01/2037	11,217	0.0
19,150	6.000%, 12/01/2037	20,100	0.0
3,553	6.000%, 01/01/2038	3,650	0.0
596	6.000%, 02/01/2038	615	0.0
30,210	6.000%, 02/01/2038	31,501	0.0
1,475	6.000%, 03/01/2038	1,516	0.0
48,017	6.000%, 03/01/2038	49,562	0.0
5,396	6.000%, 04/01/2038	5,637	0.0
89,155	6.000%, 04/01/2038	92,212	0.0
6,128	6.000%, 05/01/2038	6,315	0.0
8,237	6.000%, 05/01/2038	8,622	0.0
853	6.000%, 06/01/2038	883	0.0
5,722	6.000%, 07/01/2038	5,938	0.0
18,581	6.000%, 07/01/2038	19,284	0.0
1,027	6.000%, 08/01/2038	1,077	0.0
3,762	6.000%, 09/01/2038	3,875	0.0
5,249	6.000%, 09/01/2038	5,425	0.0
27,471	6.000%, 09/01/2038	28,519	0.0
12,551	6.000%, 10/01/2038	13,111	0.0
18,113	6.000%, 10/01/2038	18,858	0.0
23,397	6.000%, 10/01/2038	24,497	0.0
187,961	6.000%, 10/01/2039	197,290	0.0
5,159	6.000%, 11/01/2039	5,331	0.0
958,561	6.000%, 08/01/2055	981,243	0.2
50	6.500%, 04/01/2030	51	0.0
3,545	6.500%, 11/01/2034	3,743	0.0
6,226	6.500%, 01/01/2036	6,536	0.0
10,334	6.500%, 03/01/2036	10,948	0.0
11,549	6.500%, 04/01/2036	11,962	0.0
3,161	6.500%, 06/01/2036	3,306	0.0
374	6.500%, 07/01/2036	396	0.0
624	6.500%, 07/01/2036	655	0.0
3,838	6.500%, 07/01/2036	4,016	0.0
6,532	6.500%, 07/01/2036	6,925	0.0
9,495	6.500%, 07/01/2036	9,970	0.0
23,513	6.500%, 07/01/2036	24,590	0.0
435	6.500%, 08/01/2036	454	0.0
377	6.500%, 09/01/2036	398	0.0
4,584	6.500%, 09/01/2036	4,747	0.0
5,113	6.500%, 09/01/2036	5,369	0.0
32,854	6.500%, 09/01/2036	34,826	0.0
605	6.500%, 11/01/2036	633	0.0
1,014	6.500%, 11/01/2036	1,070	0.0
691	6.500%, 12/01/2036	719	0.0
9,182	6.500%, 12/01/2036	9,539	0.0
11,715	6.500%, 01/01/2037	12,261	0.0
14,680	6.500%, 01/01/2037	15,351	0.0
1,971	6.500%, 03/01/2037	2,051	0.0
3,863	6.500%, 03/01/2037	4,013	0.0
7,973	6.500%, 03/01/2037	8,258	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
31	6.500%, 07/01/2037	$33	0.0
1,003	6.500%, 08/01/2037	1,055	0.0
1,122	6.500%, 08/01/2037	1,173	0.0
169	6.500%, 09/01/2037	178	0.0
357	6.500%, 09/01/2037	379	0.0
397	6.500%, 09/01/2037	417	0.0
1,923	6.500%, 09/01/2037	2,022	0.0
4,846	6.500%, 09/01/2037	5,139	0.0
44,563	6.500%, 09/01/2037	47,253	0.0
57,682	6.500%, 09/01/2037	60,576	0.0
212	6.500%, 10/01/2037	223	0.0
669	6.500%, 10/01/2037	709	0.0
1,813	6.500%, 10/01/2037	1,900	0.0
4,840	6.500%, 10/01/2037	5,108	0.0
9,779	6.500%, 10/01/2037	10,369	0.0
27,549	6.500%, 11/01/2037	28,922	0.0
1,007	6.500%, 12/01/2037	1,053	0.0
1,069	6.500%, 12/01/2037	1,118	0.0
1,144	6.500%, 12/01/2037	1,188	0.0
1,176	6.500%, 12/01/2037	1,231	0.0
3,649	6.500%, 12/01/2037	3,869	0.0
3,984	6.500%, 12/01/2037	4,164	0.0
44,911	6.500%, 12/01/2037	47,321	0.0
410	6.500%, 01/01/2038	428	0.0
2,731	6.500%, 01/01/2038	2,868	0.0
29,547	6.500%, 03/01/2038	31,192	0.0
17,282	6.500%, 04/01/2038	18,325	0.0
21,670	6.500%, 08/01/2038	22,757	0.0
28,440	6.500%, 08/01/2038	29,894	0.0
17,253	6.500%, 09/01/2038	17,945	0.0
1,153	6.500%, 10/01/2038	1,223	0.0
4,192	6.500%, 10/01/2038	4,433	0.0
9,843	6.500%, 10/01/2038	10,387	0.0
64,261	6.500%, 10/01/2038	68,137	0.0
6,910	6.500%, 11/01/2038	7,297	0.0
333	6.500%, 01/01/2039	346	0.0
4,173	6.500%, 01/01/2039	4,319	0.0
4,230	6.500%, 03/01/2039	4,394	0.0
4,289	6.500%, 09/01/2039	4,485	0.0
1,756,301	6.500%, 09/01/2054	1,818,659	0.3
		83,244,404	15.4
	Total U.S. Government Agency Obligations (Cost $142,226,831)	134,879,763	25.0

CORPORATE BONDS/NOTES: 24.2%
	Basic Materials: 0.5%
13,000 (3)	Air Products and Chemicals, Inc., 1.850%, 05/15/2027	12,743	0.0
94,000	Air Products and Chemicals, Inc., 2.050%, 05/15/2030	85,663	0.1
44,000	Air Products and Chemicals, Inc., 2.700%, 05/15/2040	32,581	0.0
4,000	Albemarle Corp., 5.050%, 06/01/2032	3,984	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
10,000	ArcelorMittal SA, 4.250%, 07/16/2029	$9,859	0.0
10,000 (3)	ArcelorMittal SA, 6.000%, 06/17/2034	10,481	0.0
24,000	ArcelorMittal SA, 6.550%, 11/29/2027	24,579	0.0
9,000	ArcelorMittal SA, 6.750%, 03/01/2041	9,713	0.0
20,000 (3)	ArcelorMittal SA, 6.800%, 11/29/2032	21,955	0.0
14,000	ArcelorMittal SA, 7.000%, 10/15/2039	15,502	0.0
50,000	Barrick North America Finance LLC, 5.750%, 05/01/2043	50,700	0.0
20,000	BHP Billiton Finance USA Ltd., 4.125%, 02/24/2042	17,284	0.0
20,000	BHP Billiton Finance USA Ltd., 4.750%, 02/28/2028	20,121	0.0
15,000	BHP Billiton Finance USA Ltd., 4.900%, 02/28/2033	15,023	0.0
51,000	BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	48,091	0.0
14,000	BHP Billiton Finance USA Ltd., 5.100%, 09/08/2028	14,178	0.0
17,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	17,032	0.0
18,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2030	18,396	0.0
30,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2033	30,629	0.0
16,000	BHP Billiton Finance USA Ltd., 5.500%, 09/08/2053	15,820	0.0
20,000	BHP Billiton Finance USA Ltd., 5.750%, 09/05/2055	20,318	0.0
10,000	Cabot Corp., 5.000%, 06/30/2032	9,987	0.0
19,000	CF Industries, Inc., 4.950%, 06/01/2043	17,147	0.0
15,000	CF Industries, Inc., 5.150%, 03/15/2034	14,882	0.0
15,000	CF Industries, Inc., 5.375%, 03/15/2044	14,103	0.0
17,000	Dow Chemical Co., 2.100%, 11/15/2030	15,020	0.0
135,000	Dow Chemical Co., 3.600%, 11/15/2050	89,579	0.1
81,000	Dow Chemical Co., 4.250%, 10/01/2034	73,544	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
33,000	DuPont de Nemours, Inc., 5.419%, 11/15/2048	$31,137	0.0
50,000	Eastman Chemical Co., 4.650%, 10/15/2044	42,768	0.0
19,000 (3)	Ecolab, Inc., 2.700%, 12/15/2051	11,592	0.0
106,000	Ecolab, Inc., 2.750%, 08/18/2055	62,977	0.0
10,000 (3)	EIDP, Inc., 2.300%, 07/15/2030	9,228	0.0
15,000 (3)	EIDP, Inc., 4.800%, 05/15/2033	14,812	0.0
10,000	FMC Corp., 3.450%, 10/01/2029	9,265	0.0
10,000	FMC Corp., 4.500%, 10/01/2049	6,481	0.0
10,000 (3)	FMC Corp., 5.650%, 05/18/2033	8,976	0.0
10,000 (3)	FMC Corp., 6.375%, 05/18/2053	7,870	0.0
10,000	Freeport-McMoRan, Inc., 4.125%, 03/01/2028	9,913	0.0
9,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	8,851	0.0
9,000	Freeport-McMoRan, Inc., 4.375%, 08/01/2028	8,938	0.0
12,000	Freeport-McMoRan, Inc., 4.625%, 08/01/2030	11,928	0.0
9,000	Freeport-McMoRan, Inc., 5.000%, 09/01/2027	9,002	0.0
10,000	Freeport-McMoRan, Inc., 5.250%, 09/01/2029	10,071	0.0
15,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	15,264	0.0
25,000	Freeport-McMoRan, Inc., 5.450%, 03/15/2043	24,186	0.0
13,000	Georgia-Pacific LLC, 8.875%, 05/15/2031	15,302	0.0
7,000	International Flavors & Fragrances, Inc., 4.375%, 06/01/2047	5,754	0.0
8,000	International Flavors & Fragrances, Inc., 4.450%, 09/26/2028	7,975	0.0
10,000	International Flavors & Fragrances, Inc., 5.000%, 09/26/2048	8,860	0.0
59,000	International Paper Co., 4.350%, 08/15/2048	46,653	0.0
9,000	Kinross Gold Corp., 6.250%, 07/15/2033	9,497	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
63,000	Linde, Inc., 1.100%, 08/10/2030	$55,158	0.0
6,000	Lubrizol Corp., 6.500%, 10/01/2034	6,657	0.0
20,000	LYB International Finance BV, 4.875%, 03/15/2044	16,788	0.0
15,000	LYB International Finance BV, 5.250%, 07/15/2043	13,224	0.0
12,000	LYB International Finance II BV, 3.500%, 03/02/2027	11,921	0.0
10,000	LYB International Finance III LLC, 2.250%, 10/01/2030	8,938	0.0
15,000	LYB International Finance III LLC, 3.375%, 10/01/2040	10,995	0.0
20,000	LYB International Finance III LLC, 3.625%, 04/01/2051	13,221	0.0
11,000	LYB International Finance III LLC, 3.800%, 10/01/2060	6,949	0.0
20,000	LYB International Finance III LLC, 4.200%, 10/15/2049	14,556	0.0
20,000	LYB International Finance III LLC, 4.200%, 05/01/2050	14,546	0.0
15,000	LYB International Finance III LLC, 5.500%, 03/01/2034	14,877	0.0
10,000	LYB International Finance III LLC, 5.625%, 05/15/2033	10,084	0.0
17,000	LyondellBasell Industries NV, 4.625%, 02/26/2055	12,980	0.0
47,000 (3)	Mosaic Co., 5.450%, 11/15/2033	47,598	0.0
7,000	NewMarket Corp., 2.700%, 03/18/2031	6,351	0.0
49,000	Newmont Corp. / Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	46,874	0.0
33,000	Newmont Corp. / Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	26,601	0.0
9,000	Nucor Corp., 2.979%, 12/15/2055	5,636	0.0
11,000	Nucor Corp., 3.850%, 04/01/2052	8,436	0.0
7,000 (3)	Nucor Corp., 4.400%, 05/01/2048	5,929	0.0
17,000 (3)	Nucor Corp., 5.200%, 08/01/2043	16,636	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
11,000	Nucor Corp., 6.400%, 12/01/2037	$12,090	0.0
13,000	Nutrien Ltd., 2.950%, 05/13/2030	12,204	0.0
10,000	Nutrien Ltd., 3.950%, 05/13/2050	7,566	0.0
8,000	Nutrien Ltd., 4.000%, 12/15/2026	7,992	0.0
9,000	Nutrien Ltd., 4.125%, 03/15/2035	8,293	0.0
15,000	Nutrien Ltd., 4.200%, 04/01/2029	14,859	0.0
15,000	Nutrien Ltd., 4.900%, 03/27/2028	15,071	0.0
10,000	Nutrien Ltd., 4.900%, 06/01/2043	9,029	0.0
15,000	Nutrien Ltd., 5.000%, 04/01/2049	13,351	0.0
9,000	Nutrien Ltd., 5.250%, 01/15/2045	8,464	0.0
9,000	Nutrien Ltd., 5.625%, 12/01/2040	9,011	0.0
15,000 (3)	Nutrien Ltd., 5.800%, 03/27/2053	14,906	0.0
10,000	Nutrien Ltd., 5.875%, 12/01/2036	10,374	0.0
8,000	Nutrien Ltd., 6.125%, 01/15/2041	8,373	0.0
19,000	PPG Industries, Inc., 2.550%, 06/15/2030	17,634	0.0
7,000	PPG Industries, Inc., 4.375%, 03/15/2031	6,882	0.0
9,000	Reliance, Inc., 2.150%, 08/15/2030	8,120	0.0
6,000	Rio Tinto Alcan, Inc., 5.750%, 06/01/2035	6,278	0.0
15,000	Rio Tinto Alcan, Inc., 6.125%, 12/15/2033	16,024	0.0
8,000	Rio Tinto Alcan, Inc., 7.250%, 03/15/2031	8,829	0.0
109,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	67,575	0.0
23,000	Rio Tinto Finance USA Ltd., 5.200%, 11/02/2040	22,620	0.0
15,000	Rio Tinto Finance USA Ltd., 7.125%, 07/15/2028	15,779	0.0
15,000	Rio Tinto Finance USA PLC, 4.125%, 08/21/2042	12,867	0.0
10,000	Rio Tinto Finance USA PLC, 4.750%, 03/22/2042	9,274	0.0
13,000	Rio Tinto Finance USA PLC, 5.000%, 03/09/2033	13,130	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
22,000 (3)	Rio Tinto Finance USA PLC, 5.125%, 03/09/2053	$20,403	0.0
6,000 (3)	RPM International, Inc., 2.950%, 01/15/2032	5,408	0.0
8,000	RPM International, Inc., 3.750%, 03/15/2027	7,958	0.0
7,000	RPM International, Inc., 4.550%, 03/01/2029	6,982	0.0
17,000	RPM International, Inc., 5.250%, 06/01/2045	15,852	0.0
28,000	Sherwin-Williams Co., 2.900%, 03/15/2052	17,336	0.0
10,000	Sherwin-Williams Co., 3.300%, 05/15/2050	6,769	0.0
202,000	Sherwin-Williams Co., 3.450%, 06/01/2027	200,244	0.1
11,000	Sherwin-Williams Co., 3.800%, 08/15/2049	8,300	0.0
15,000	Sherwin-Williams Co., 4.500%, 06/01/2047	12,623	0.0
71,000	Southern Copper Corp., 5.875%, 04/23/2045	71,593	0.1
23,000	Southern Copper Corp., 6.750%, 04/16/2040	25,483	0.0
7,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	6,751	0.0
10,000	Steel Dynamics, Inc., 3.250%, 01/15/2031	9,380	0.0
24,000	Steel Dynamics, Inc., 3.250%, 10/15/2050	16,217	0.0
12,000	Steel Dynamics, Inc., 3.450%, 04/15/2030	11,457	0.0
12,000	Steel Dynamics, Inc., 5.375%, 08/15/2034	12,162	0.0
11,000	Suzano Austria GmbH, 2.500%, 09/15/2028	10,452	0.0
34,000	Suzano Austria GmbH, 3.750%, 01/15/2031	31,977	0.0
21,000	Suzano Austria GmbH DM3N, 3.125%, 01/15/2032	18,681	0.0
32,000	Vale Overseas Ltd., 3.750%, 07/08/2030	30,576	0.0
32,000	Vale Overseas Ltd., 6.125%, 06/12/2033	33,688	0.0
28,000	Vale Overseas Ltd., 6.875%, 11/21/2036	31,318	0.0
25,000	Vale Overseas Ltd., 6.875%, 11/10/2039	27,837	0.0
10,000	Vale SA, 5.625%, 09/11/2042	9,918	0.0
7,000	Westlake Corp., 2.875%, 08/15/2041	4,830	0.0
12,000	Westlake Corp., 3.125%, 08/15/2051	7,395	0.0
6,000 (3)	Westlake Corp., 3.375%, 06/15/2030	5,696	0.0
20,000 (3)	Westlake Corp., 3.375%, 08/15/2061	12,027	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
10,000	Westlake Corp., 4.375%, 11/15/2047	$7,764	0.0
14,000	Westlake Corp., 5.000%, 08/15/2046	12,063	0.0
9,000	Yamana Gold, Inc., 2.630%, 08/15/2031	8,039	0.0
		2,564,943	0.5

	Communications: 2.1%
50,000	Airbnb, Inc., 5.250%, 03/16/2036	49,812	0.0
200,000	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	180,719	0.1
200,000	Alibaba Group Holding Ltd., 2.700%, 02/09/2041	147,651	0.1
212,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027	209,294	0.1
139,000	Alphabet, Inc., 1.100%, 08/15/2030	121,972	0.0
104,000	Alphabet, Inc., 1.900%, 08/15/2040	69,152	0.0
700,000 (3)	Alphabet, Inc., 2.250%, 08/15/2060	350,330	0.1
22,000	Amazon.com, Inc., 1.200%, 06/03/2027	21,409	0.0
35,000	Amazon.com, Inc., 1.500%, 06/03/2030	31,313	0.0
39,000 (3)	Amazon.com, Inc., 1.650%, 05/12/2028	37,163	0.0
52,000	Amazon.com, Inc., 2.100%, 05/12/2031	46,352	0.0
907,000	Amazon.com, Inc., 2.700%, 06/03/2060	492,143	0.1
35,000	Amazon.com, Inc., 2.875%, 05/12/2041	25,934	0.0
56,000	Amazon.com, Inc., 3.100%, 05/12/2051	36,401	0.0
61,000	Amazon.com, Inc., 3.150%, 08/22/2027	60,286	0.0
7,000	Amazon.com, Inc., 3.250%, 05/12/2061	4,306	0.0
35,000	Amazon.com, Inc., 3.300%, 04/13/2027	34,767	0.0
26,000	Amazon.com, Inc., 3.450%, 04/13/2029	25,376	0.0
44,000	Amazon.com, Inc., 3.600%, 04/13/2032	41,709	0.0
48,000	Amazon.com, Inc., 3.875%, 08/22/2037	42,965	0.0
44,000	Amazon.com, Inc., 3.950%, 04/13/2052	33,433	0.0
61,000	Amazon.com, Inc., 4.050%, 08/22/2047	48,344	0.0
16,000	Amazon.com, Inc., 4.100%, 04/13/2062	11,855	0.0
39,000	Amazon.com, Inc., 4.250%, 08/22/2057	30,256	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
35,000	Amazon.com, Inc., 4.550%, 12/01/2027	$35,154	0.0
26,000	Amazon.com, Inc., 4.650%, 12/01/2029	26,184	0.0
39,000 (3)	Amazon.com, Inc., 4.700%, 12/01/2032	39,202	0.0
22,000 (3)	Amazon.com, Inc., 4.800%, 12/05/2034	22,063	0.0
26,000 (3)	Amazon.com, Inc., 4.950%, 12/05/2044	24,316	0.0
147,000	America Movil SAB de CV, 6.125%, 11/15/2037	154,931	0.1
13,000	America Movil SAB de CV, 6.375%, 03/01/2035	14,103	0.0
33,000	AppLovin Corp., 5.950%, 12/01/2054	31,837	0.0
403,000	AT&T, Inc., 3.500%, 06/01/2041	310,285	0.1
282,000	AT&T, Inc., 3.500%, 09/15/2053	183,204	0.1
318,000	AT&T, Inc., 3.500%, 02/01/2061	195,015	0.1
202,000	AT&T, Inc., 3.650%, 06/01/2051	137,448	0.0
202,000	AT&T, Inc., 4.500%, 05/15/2035	190,268	0.1
171,000	AT&T, Inc., 4.650%, 06/01/2044	145,269	0.1
17,000	Bell Telephone Co. of Canada or Bell Canada, 5.100%, 05/11/2033	17,000	0.0
14,000	Bell Telephone Co. of Canada or Bell Canada, 5.200%, 02/15/2034	13,989	0.0
15,000 (3)	Bell Telephone Co. of Canada or Bell Canada, 5.550%, 02/15/2054	14,165	0.0
10,000	Booking Holdings, Inc., 3.550%, 03/15/2028	9,858	0.0
50,000	British Telecommunications PLC, 9.625%, 12/15/2030	59,100	0.0
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	23,297	0.0
20,000 (3)	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.300%, 02/01/2032	17,004	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
32,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.800%, 04/01/2031	$28,520	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 06/01/2041	21,016	0.0
27,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	18,672	0.0
41,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.700%, 04/01/2051	25,462	0.0
20,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.750%, 02/15/2028	19,618	0.0
56,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	32,915	0.0
48,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	30,627	0.0
81,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	47,941	0.0
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.200%, 03/15/2028	24,680	0.0
20,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 04/01/2033	18,424	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
56,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	$41,812	0.0
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.050%, 03/30/2029	24,909	0.0
25,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	19,308	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	23,409	0.0
16,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 04/01/2038	14,341	0.0
50,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 05/01/2047	40,500	0.0
20,000 (3)	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.500%, 04/01/2063	15,349	0.0
49,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.750%, 04/01/2048	41,275	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	30,739	0.0
40,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/2035	39,956	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
70,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	$64,214	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	30,638	0.0
18,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.650%, 02/01/2034	18,478	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.834%, 10/23/2055	9,317	0.0
8,000	Cisco Systems, Inc., 5.350%, 02/26/2064	7,487	0.0
230,000	Cisco Systems, Inc., 5.500%, 01/15/2040	234,426	0.1
32,000	Comcast Corp., 2.650%, 02/01/2030	29,805	0.0
215,000	Comcast Corp., 2.650%, 08/15/2062	104,404	0.0
108,000	Comcast Corp., 2.887%, 11/01/2051	61,255	0.0
121,000	Comcast Corp., 2.937%, 11/01/2056	65,584	0.0
32,000	Comcast Corp., 3.400%, 04/01/2030	30,578	0.0
202,000	Comcast Corp., 3.750%, 04/01/2040	161,550	0.1
146,000	Comcast Corp., 3.969%, 11/01/2047	104,196	0.0
151,000	Comcast Corp., 4.200%, 08/15/2034	140,181	0.0
28,000	Comcast Corp., 4.250%, 10/15/2030	27,456	0.0
151,000	Comcast Corp., 4.250%, 01/15/2033	143,861	0.1
23,000	Comcast Corp., 6.500%, 11/15/2035	24,534	0.0
8,000	Corning, Inc., 3.900%, 11/15/2049	6,093	0.0
15,000	Corning, Inc., 4.375%, 11/15/2057	12,048	0.0
6,000	Corning, Inc., 4.700%, 03/15/2037	5,749	0.0
10,000	Corning, Inc., 4.750%, 03/15/2042	9,192	0.0
11,000	Corning, Inc., 5.350%, 11/15/2048	10,487	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
6,000	Corning, Inc., 5.450%, 11/15/2079	$5,568	0.0
8,000	Corning, Inc., 5.750%, 08/15/2040	8,215	0.0
6,000	Corning, Inc., 5.850%, 11/15/2068	5,932	0.0
84,000	Deutsche Telekom International Finance BV, 8.250%, 06/15/2030	94,525	0.0
150,000	eBay, Inc., 2.700%, 03/11/2030	139,277	0.0
10,000 (3)	Expedia Group, Inc., 2.950%, 03/15/2031	9,193	0.0
25,000 (3)	Expedia Group, Inc., 3.250%, 02/15/2030	23,750	0.0
20,000	Expedia Group, Inc., 3.800%, 02/15/2028	19,752	0.0
15,000	Expedia Group, Inc., 4.625%, 08/01/2027	15,013	0.0
11,000 (3)	Expedia Group, Inc., 5.400%, 02/15/2035	10,893	0.0
19,000	Expedia Group, Inc., 5.500%, 04/15/2036	18,819	0.0
10,000	FactSet Research Systems, Inc., 3.450%, 03/01/2032	9,009	0.0
12,000	Fox Corp., 3.500%, 04/08/2030	11,488	0.0
40,000	Fox Corp., 4.709%, 01/25/2029	39,977	0.0
25,000	Fox Corp., 5.476%, 01/25/2039	24,239	0.0
18,000	Fox Corp., 5.576%, 01/25/2049	16,692	0.0
25,000	Fox Corp., 6.500%, 10/13/2033	26,619	0.0
67,000	Grupo Televisa SAB, 6.625%, 01/15/2040	59,063	0.0
6,000	Grupo Televisa SAB, 8.500%, 03/11/2032	6,470	0.0
8,000	Juniper Networks, Inc., 2.000%, 12/10/2030	7,045	0.0
10,000	Juniper Networks, Inc., 3.750%, 08/15/2029	9,657	0.0
8,000	Juniper Networks, Inc., 5.950%, 03/15/2041	8,011	0.0
10,000	Koninklijke KPN NV, 8.375%, 10/01/2030	11,394	0.0
190,000	Meta Platforms, Inc., 3.850%, 08/15/2032	179,843	0.1
53,000	Meta Platforms, Inc., 4.450%, 08/15/2052	40,874	0.0
899,000	Meta Platforms, Inc., 4.650%, 08/15/2062	683,377	0.2
12,000	Meta Platforms, Inc., 4.800%, 05/15/2030	12,125	0.0
36,000	Meta Platforms, Inc., 4.950%, 05/15/2033	35,994	0.0
62,000	Meta Platforms, Inc., 5.400%, 08/15/2054	54,742	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
51,000	Meta Platforms, Inc., 5.600%, 05/15/2053	$46,418	0.0
18,000	Motorola Solutions, Inc., 2.300%, 11/15/2030	16,242	0.0
17,000	Motorola Solutions, Inc., 2.750%, 05/24/2031	15,451	0.0
14,000	Motorola Solutions, Inc., 4.600%, 02/23/2028	14,037	0.0
16,000	Motorola Solutions, Inc., 4.600%, 05/23/2029	15,960	0.0
8,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	8,088	0.0
18,000	Motorola Solutions, Inc., 5.400%, 04/15/2034	18,231	0.0
16,000	Motorola Solutions, Inc., 5.500%, 09/01/2044	15,497	0.0
12,000	Motorola Solutions, Inc., 5.600%, 06/01/2032	12,355	0.0
105,000	NBCUniversal Media LLC, 4.450%, 01/15/2043	89,535	0.0
20,000	Netflix, Inc., 4.375%, 11/15/2026	20,017	0.0
32,000	Netflix, Inc., 4.875%, 04/15/2028	32,242	0.0
20,000 (3)	Netflix, Inc., 4.900%, 08/15/2034	19,958	0.0
8,000	Netflix, Inc., 5.400%, 08/15/2054	7,690	0.0
38,000	Netflix, Inc., 5.875%, 11/15/2028	39,210	0.0
16,000	Netflix, Inc., 6.375%, 05/15/2029	16,807	0.0
10,000	Nokia Oyj, 4.375%, 06/12/2027	9,948	0.0
10,000	Nokia Oyj, 6.625%, 05/15/2039	10,635	0.0
31,000	Omnicom Group, Inc., 5.300%, 11/01/2034	30,777	0.0
75,000	Omnicom Group, Inc., 5.400%, 10/01/2048	67,629	0.0
44,000	Orange SA, 5.500%, 02/06/2044	43,140	0.0
26,000 (3)	Paramount Global, 4.200%, 05/19/2032	22,570	0.0
29,000	Paramount Global, 4.375%, 03/15/2043	18,733	0.0
64,000	Paramount Global, 4.950%, 05/19/2050	41,361	0.0
45,000	Paramount Global, 5.850%, 09/01/2043	33,716	0.0
55,000	Rogers Communications, Inc., 3.700%, 11/15/2049	40,019	0.0
138,000	Rogers Communications, Inc., 3.800%, 03/15/2032	128,731	0.0
28,000	Rogers Communications, Inc., 4.550%, 03/15/2052	22,256	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
48,000	Sprint Capital Corp., 6.875%, 11/15/2028	$50,294	0.0
31,000	Sprint Capital Corp., 8.750%, 03/15/2032	36,528	0.0
80,000	Telefonica Emisiones SA, 4.103%, 03/08/2027	79,691	0.0
86,000	Telefonica Emisiones SA, 4.895%, 03/06/2048	72,725	0.0
42,000	Telefonica Emisiones SA, 7.045%, 06/20/2036	46,451	0.0
12,000	TELUS Corp., 2.800%, 02/16/2027	11,874	0.0
18,000	TELUS Corp., 3.400%, 05/13/2032	16,391	0.0
10,000	TELUS Corp., 3.700%, 09/15/2027	9,887	0.0
13,000	TELUS Corp., 4.600%, 11/16/2048	10,891	0.0
61,000	Time Warner Cable LLC, 4.500%, 09/15/2042	46,007	0.0
36,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	34,601	0.0
22,000	T-Mobile USA, Inc., 2.250%, 11/15/2031	19,317	0.0
10,000	T-Mobile USA, Inc., 2.400%, 03/15/2029	9,440	0.0
55,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	49,918	0.0
20,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	19,021	0.0
21,000	T-Mobile USA, Inc., 2.700%, 03/15/2032	18,670	0.0
22,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	20,224	0.0
55,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	40,618	0.0
65,000	T-Mobile USA, Inc., 3.300%, 02/15/2051	42,430	0.0
48,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	46,412	0.0
60,000	T-Mobile USA, Inc., 3.400%, 10/15/2052	39,362	0.0
53,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	50,029	0.0
82,000	T-Mobile USA, Inc., 3.600%, 11/15/2060	53,121	0.0
86,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	85,569	0.0
152,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	147,317	0.1
43,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	37,950	0.0
65,000	T-Mobile USA, Inc., 4.500%, 04/15/2050	52,501	0.0
18,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	18,076	0.0
22,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	22,143	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
57,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	$56,924	0.0
27,000	T-Mobile USA, Inc., 5.200%, 01/15/2033	27,328	0.0
38,000	T-Mobile USA, Inc., 5.650%, 01/15/2053	35,685	0.0
22,000	T-Mobile USA, Inc., 5.750%, 01/15/2034	22,787	0.0
27,000	T-Mobile USA, Inc., 5.750%, 01/15/2054	25,795	0.0
15,000	T-Mobile USA, Inc., 5.800%, 09/15/2062	14,412	0.0
22,000	T-Mobile USA, Inc., 6.000%, 06/15/2054	21,765	0.0
103,000	TWDC Enterprises 18 Corp., GMTN, 4.125%, 06/01/2044	85,492	0.0
24,000	Uber Technologies, Inc., 4.300%, 01/15/2030	23,734	0.0
29,000	Uber Technologies, Inc., 4.800%, 09/15/2034	28,468	0.0
34,000 (3)	Uber Technologies, Inc., 5.350%, 09/15/2054	31,756	0.0
19,000	VeriSign, Inc., 5.250%, 06/01/2032	19,114	0.0
20,000	Verizon Communications, Inc., 1.500%, 09/18/2030	17,615	0.0
46,000	Verizon Communications, Inc., 1.750%, 01/20/2031	40,420	0.0
94,000	Verizon Communications, Inc., 2.355%, 03/15/2032	82,168	0.0
75,000	Verizon Communications, Inc., 2.550%, 03/21/2031	68,106	0.0
61,000	Verizon Communications, Inc., 2.650%, 11/20/2040	43,132	0.0
19,000	Verizon Communications, Inc., 2.850%, 09/03/2041	13,524	0.0
53,000	Verizon Communications, Inc., 2.875%, 11/20/2050	32,434	0.0
372,000	Verizon Communications, Inc., 3.000%, 11/20/2060	212,731	0.1
53,000	Verizon Communications, Inc., 3.400%, 03/22/2041	40,987	0.0
86,000	Verizon Communications, Inc., 3.550%, 03/22/2051	59,777	0.0
14,000	Verizon Communications, Inc., 3.850%, 11/01/2042	11,180	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
20,000	Verizon Communications, Inc., 3.875%, 02/08/2029	$19,695	0.0
19,000	Verizon Communications, Inc., 3.875%, 03/01/2052	13,947	0.0
23,000 (3)	Verizon Communications, Inc., 4.000%, 03/22/2050	17,529	0.0
18,000	Verizon Communications, Inc., 4.125%, 08/15/2046	14,236	0.0
26,000	Verizon Communications, Inc., 4.272%, 01/15/2036	23,954	0.0
38,000	Verizon Communications, Inc., 4.400%, 11/01/2034	36,040	0.0
44,000	Verizon Communications, Inc., 4.500%, 08/10/2033	42,546	0.0
24,000	Verizon Communications, Inc., 4.522%, 09/15/2048	19,849	0.0
14,000	Verizon Communications, Inc., 4.672%, 03/15/2055	11,484	0.0
10,000	Verizon Communications, Inc., 4.750%, 11/01/2041	8,963	0.0
42,000	Verizon Communications, Inc., 4.780%, 02/15/2035	40,645	0.0
23,000	Verizon Communications, Inc., 4.812%, 03/15/2039	21,409	0.0
45,000	Verizon Communications, Inc., 4.862%, 08/21/2046	39,168	0.0
13,000	Verizon Communications, Inc., 5.012%, 04/15/2049	11,469	0.0
15,000	Verizon Communications, Inc., 5.012%, 08/21/2054	13,035	0.0
20,000	Verizon Communications, Inc., 5.050%, 05/09/2033	20,152	0.0
22,000	Verizon Communications, Inc., 5.250%, 03/16/2037	21,761	0.0
141,000	Verizon Communications, Inc., 5.401%, 07/02/2037	140,690	0.1
9,000	Verizon Communications, Inc., 5.500%, 03/16/2047	8,546	0.0
9,000	Verizon Communications, Inc., 5.850%, 09/15/2035	9,360	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
7,000	Verizon Communications, Inc., 6.400%, 09/15/2033	$7,565	0.0
16,000	Verizon Communications, Inc., 6.550%, 09/15/2043	17,195	0.0
12,000	Vodafone Group PLC, 5.000%, 05/30/2038	11,581	0.0
14,000	Vodafone Group PLC, 5.625%, 02/10/2053	13,029	0.0
40,000	Vodafone Group PLC, 5.750%, 06/28/2054	37,786	0.0
10,000	Vodafone Group PLC, 5.750%, 02/10/2063	9,275	0.0
60,000	Vodafone Group PLC, 5.875%, 06/28/2064	56,787	0.0
25,000	Vodafone Group PLC, 6.150%, 02/27/2037	26,438	0.0
10,000	Vodafone Group PLC, 6.250%, 11/30/2032	10,589	0.0
15,000	Vodafone Group PLC, 7.875%, 02/15/2030	16,551	0.0
202,000	Walt Disney Co., 2.200%, 01/13/2028	196,064	0.1
51,000	Walt Disney Co., 2.650%, 01/13/2031	47,113	0.0
99,000 (3)	Walt Disney Co., 3.600%, 01/13/2051	72,380	0.0
52,000	Walt Disney Co., 3.800%, 05/13/2060	37,644	0.0
86,000	Walt Disney Co., 4.750%, 09/15/2044	77,311	0.0
		11,497,027	2.1

	Consumer, Cyclical: 1.4%
42,712	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	41,470	0.0
23,055	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	22,344	0.0
27,217	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	26,216	0.0
22,000	American Airlines Pass Through Trust 2025-1, A, 4.900%, 11/11/2039	21,511	0.0
13,000	American Honda Finance Corp., 4.600%, 04/17/2030	12,893	0.0
10,000	American Honda Finance Corp., 4.700%, 01/12/2028	10,019	0.0
13,000	American Honda Finance Corp., 4.900%, 03/12/2027	13,042	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
14,000	American Honda Finance Corp., 4.900%, 03/13/2029	$14,085	0.0
32,000	American Honda Finance Corp., 5.100%, 01/08/2036	31,453	0.0
15,000	American Honda Finance Corp., 5.650%, 11/15/2028	15,321	0.0
10,000	American Honda Finance Corp., GMTN, 3.500%, 02/15/2028	9,838	0.0
13,000	American Honda Finance Corp., GMTN, 4.400%, 10/05/2026	13,006	0.0
14,000	American Honda Finance Corp., GMTN, 4.400%, 09/05/2029	13,855	0.0
14,000	American Honda Finance Corp., GMTN, 4.450%, 10/22/2027	13,984	0.0
13,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	12,920	0.0
13,000	American Honda Finance Corp., GMTN, 4.900%, 07/09/2027	13,056	0.0
14,000	American Honda Finance Corp., GMTN, 5.050%, 07/10/2031	14,052	0.0
15,000	American Honda Finance Corp., GMTN, 5.125%, 07/07/2028	15,139	0.0
10,000	American Honda Finance Corp., GMTN, 5.850%, 10/04/2030	10,379	0.0
14,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	13,922	0.0
11,000	American Honda Finance Corp., MTN, 1.800%, 01/13/2031	9,648	0.0
14,000	American Honda Finance Corp., MTN, 2.000%, 03/24/2028	13,401	0.0
12,000	American Honda Finance Corp., MTN, 2.250%, 01/12/2029	11,314	0.0
10,000	American Honda Finance Corp., MTN, 2.350%, 01/08/2027	9,898	0.0
133,000	Aptiv PLC, 3.100%, 12/01/2051	82,399	0.0
17,000	Aptiv PLC / Aptiv Corp., 4.150%, 05/01/2052	12,789	0.0
8,000	AutoNation, Inc., 1.950%, 08/01/2028	7,548	0.0
9,000	AutoNation, Inc., 2.400%, 08/01/2031	7,934	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
17,000	AutoNation, Inc., 3.800%, 11/15/2027	$16,791	0.0
14,000	AutoNation, Inc., 3.850%, 03/01/2032	13,084	0.0
10,000	AutoNation, Inc., 4.750%, 06/01/2030	9,935	0.0
4,000	AutoNation, Inc., 5.890%, 03/15/2035	4,082	0.0
18,000	AutoZone, Inc., 1.650%, 01/15/2031	15,708	0.0
67,000	AutoZone, Inc., 5.400%, 07/15/2034	68,164	0.0
16,000	Best Buy Co., Inc., 1.950%, 10/01/2030	14,257	0.0
22,000	BorgWarner, Inc., 2.650%, 07/01/2027	21,617	0.0
16,000	BorgWarner, Inc., 4.375%, 03/15/2045	13,398	0.0
11,000	Brunswick Corp., 2.400%, 08/18/2031	9,624	0.0
9,000	Brunswick Corp., 4.400%, 09/15/2032	8,550	0.0
2,000	Brunswick Corp., 5.100%, 04/01/2052	1,534	0.0
8,000	Brunswick Corp., 5.850%, 03/18/2029	8,187	0.0
8,000	Choice Hotels International, Inc., 3.700%, 12/01/2029	7,681	0.0
9,000	Choice Hotels International, Inc., 3.700%, 01/15/2031	8,501	0.0
12,000 (3)	Choice Hotels International, Inc., 5.850%, 08/01/2034	12,197	0.0
25,000 (3)	Costco Wholesale Corp., 1.375%, 06/20/2027	24,339	0.0
36,000	Costco Wholesale Corp., 1.600%, 04/20/2030	32,540	0.0
20,000	Costco Wholesale Corp., 1.750%, 04/20/2032	17,337	0.0
20,000	Costco Wholesale Corp., 3.000%, 05/18/2027	19,823	0.0
74,000	Cummins, Inc., 1.500%, 09/01/2030	65,655	0.0
47,000	Cummins, Inc., 2.600%, 09/01/2050	28,658	0.0
10,000 (3)	Darden Restaurants, Inc., 3.850%, 05/01/2027	9,945	0.0
10,000	Darden Restaurants, Inc., 6.300%, 10/10/2033	10,661	0.0
7,695	Delta Air Lines Pass Through Trust 20-1, AA, 2.000%, 12/10/2029	7,433	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
10,000	Delta Air Lines, Inc., 3.750%, 10/28/2029	$9,658	0.0
8,000	Delta Air Lines, Inc., 4.375%, 04/19/2028	7,954	0.0
24,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	24,269	0.0
15,000 (3)	Dick’s Sporting Goods, Inc., 3.150%, 01/15/2032	13,701	0.0
15,000	Dick’s Sporting Goods, Inc., 4.100%, 01/15/2052	10,948	0.0
20,000	Dollar General Corp., 3.500%, 04/03/2030	19,083	0.0
10,000	Dollar General Corp., 4.125%, 05/01/2028	9,930	0.0
14,000	Dollar General Corp., 5.000%, 11/01/2032	13,944	0.0
10,000	Dollar General Corp., 5.200%, 07/05/2028	10,111	0.0
40,000 (3)	Dollar General Corp., 5.450%, 07/05/2033	40,671	0.0
16,000	Dollar Tree, Inc., 2.650%, 12/01/2031	14,282	0.0
8,000	Dollar Tree, Inc., 3.375%, 12/01/2051	5,378	0.0
25,000	Dollar Tree, Inc., 4.200%, 05/15/2028	24,815	0.0
33,000	DR Horton, Inc., 5.500%, 10/15/2035	33,716	0.0
20,000	Ferguson Enterprises, Inc., 5.000%, 10/03/2034	19,797	0.0
50,000	Ford Motor Co., 3.250%, 02/12/2032	44,088	0.0
122,000 (3)	Ford Motor Co., 4.346%, 12/08/2026	121,820	0.1
40,000	Ford Motor Co., 4.750%, 01/15/2043	31,486	0.0
102,000	Ford Motor Co., 5.291%, 12/08/2046	83,943	0.0
142,000	Ford Motor Co., 6.100%, 08/19/2032	144,658	0.1
36,000	Ford Motor Co., 6.625%, 10/01/2028	37,163	0.0
10,000	Ford Motor Co., 7.400%, 11/01/2046	10,469	0.0
74,000	Ford Motor Co., 7.450%, 07/16/2031	80,320	0.0
35,000	Ford Motor Co., 9.625%, 04/22/2030	39,688	0.0
15,000 (3)	General Motors Co., 5.000%, 04/01/2035	14,631	0.0
25,000	General Motors Co., 5.200%, 04/01/2045	22,200	0.0
64,000	General Motors Co., 5.400%, 04/01/2048	57,603	0.0
30,000	General Motors Co., 6.250%, 10/02/2043	30,184	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
151,000	General Motors Co., 6.600%, 04/01/2036	$162,116	0.1
171,000	General Motors Financial Co., Inc., 2.400%, 04/10/2028	164,376	0.1
20,000	General Motors Financial Co., Inc., 2.700%, 06/10/2031	18,005	0.0
61,000	General Motors Financial Co., Inc., 3.100%, 01/12/2032	55,240	0.0
171,000	General Motors Financial Co., Inc., 3.850%, 01/05/2028	169,178	0.1
171,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	170,854	0.1
30,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	31,313	0.0
28,000	Genuine Parts Co., 6.875%, 11/01/2033	30,348	0.0
5,000	Harley-Davidson, Inc., 4.625%, 07/28/2045	3,964	0.0
68,000	Hasbro, Inc., 3.900%, 11/19/2029	66,134	0.0
50,000	Home Depot, Inc., 2.375%, 03/15/2051	28,418	0.0
30,000 (3)	Home Depot, Inc., 2.700%, 04/15/2030	28,166	0.0
171,000 (3)	Home Depot, Inc., 2.800%, 09/14/2027	168,216	0.1
25,000 (3)	Home Depot, Inc., 3.250%, 04/15/2032	23,272	0.0
172,000	Home Depot, Inc., 3.300%, 04/15/2040	138,027	0.1
25,000 (3)	Home Depot, Inc., 4.500%, 09/15/2032	24,871	0.0
35,000	Home Depot, Inc., 4.950%, 06/25/2034	35,129	0.0
10,000	Home Depot, Inc., 5.400%, 09/15/2040	10,040	0.0
264,000	Home Depot, Inc., 5.875%, 12/16/2036	281,193	0.1
20,000	Home Depot, Inc., 5.950%, 04/01/2041	21,178	0.0
19,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	18,752	0.0
14,000	Honda Motor Co. Ltd., 2.967%, 03/10/2032	12,555	0.0
65,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	65,021	0.0
8,000	Hyatt Hotels Corp., 4.375%, 09/15/2028	7,951	0.0
9,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	9,138	0.0
17,000 (3)	Hyatt Hotels Corp., 5.400%, 12/15/2035	16,881	0.0
7,000	Hyatt Hotels Corp., 5.500%, 06/30/2034	7,085	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
12,000	Hyatt Hotels Corp., 5.750%, 01/30/2027	$12,070	0.0
9,000	Hyatt Hotels Corp., 5.750%, 04/23/2030	9,234	0.0
9,733	JetBlue Pass Through Trust 2019-1, AA, 2.750%, 11/15/2033	8,637	0.0
15,000	Las Vegas Sands Corp., 3.900%, 08/08/2029	14,491	0.0
15,000	Las Vegas Sands Corp., 5.900%, 06/01/2027	15,142	0.0
10,000	Las Vegas Sands Corp., 6.000%, 08/15/2029	10,274	0.0
10,000 (3)	Las Vegas Sands Corp., 6.200%, 08/15/2034	10,298	0.0
29,000	Lear Corp., 4.250%, 05/15/2029	28,600	0.0
20,000	Lear Corp., 5.250%, 05/15/2049	18,137	0.0
10,000	Leggett & Platt, Inc., 3.500%, 11/15/2027	9,796	0.0
10,000	Leggett & Platt, Inc., 3.500%, 11/15/2051	6,219	0.0
10,000	Leggett & Platt, Inc., 4.400%, 03/15/2029	9,768	0.0
41,000	Lennar Corp., 4.750%, 11/29/2027	41,078	0.0
2,000	Lennar Corp., 5.200%, 07/30/2030	2,022	0.0
16,000	LKQ Corp., 5.750%, 06/15/2028	16,223	0.0
12,000	LKQ Corp., 6.250%, 06/15/2033	12,432	0.0
20,000	Lowe’s Cos., Inc., 1.300%, 04/15/2028	18,911	0.0
20,000	Lowe’s Cos., Inc., 1.700%, 09/15/2028	18,823	0.0
25,000	Lowe’s Cos., Inc., 1.700%, 10/15/2030	22,122	0.0
26,000 (3)	Lowe’s Cos., Inc., 2.625%, 04/01/2031	23,691	0.0
20,000	Lowe’s Cos., Inc., 2.800%, 09/15/2041	14,287	0.0
30,000	Lowe’s Cos., Inc., 3.000%, 10/15/2050	19,007	0.0
30,000	Lowe’s Cos., Inc., 3.100%, 05/03/2027	29,714	0.0
15,000	Lowe’s Cos., Inc., 3.350%, 04/01/2027	14,891	0.0
10,000	Lowe’s Cos., Inc., 3.500%, 04/01/2051	6,970	0.0
30,000	Lowe’s Cos., Inc., 3.650%, 04/05/2029	29,306	0.0
23,000	Lowe’s Cos., Inc., 3.700%, 04/15/2046	17,296	0.0
26,000	Lowe’s Cos., Inc., 3.750%, 04/01/2032	24,652	0.0
26,000	Lowe’s Cos., Inc., 4.050%, 05/03/2047	20,341	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
26,000	Lowe’s Cos., Inc., 4.250%, 04/01/2052	$20,376	0.0
9,000	Lowe’s Cos., Inc., 4.375%, 09/15/2045	7,509	0.0
51,000	Lowe’s Cos., Inc., 4.450%, 04/01/2062	39,632	0.0
25,000	Lowe’s Cos., Inc., 4.500%, 04/15/2030	24,962	0.0
12,000	Lowe’s Cos., Inc., 4.550%, 04/05/2049	9,971	0.0
10,000	Lowe’s Cos., Inc., 4.650%, 04/15/2042	8,894	0.0
25,000	Lowe’s Cos., Inc., 5.000%, 04/15/2033	25,108	0.0
7,000	Lowe’s Cos., Inc., 5.000%, 04/15/2040	6,682	0.0
9,000	Lowe’s Cos., Inc., 5.125%, 04/15/2050	8,101	0.0
20,000 (3)	Lowe’s Cos., Inc., 5.150%, 07/01/2033	20,215	0.0
7,000	Lowe’s Cos., Inc., 5.500%, 10/15/2035	7,214	0.0
10,000	Lowe’s Cos., Inc., 5.750%, 07/01/2053	9,815	0.0
20,000	Lowe’s Cos., Inc., 5.800%, 09/15/2062	19,512	0.0
10,000	Lowe’s Cos., Inc., 5.850%, 04/01/2063	9,872	0.0
6,000	Lowe’s Cos., Inc., 6.500%, 03/15/2029	6,305	0.0
17,000	Magna International, Inc., 2.450%, 06/15/2030	15,608	0.0
14,000	Magna International, Inc., 5.875%, 06/01/2035	14,603	0.0
79,000	Marriott International, Inc., 5.000%, 10/15/2027	79,532	0.0
28,000	Marriott International, Inc., 5.100%, 05/01/2038	27,015	0.0
42,000	Marriott International, Inc., 5.500%, 04/15/2037	42,422	0.0
129,000	Marriott International, Inc. HH, 2.850%, 04/15/2031	118,593	0.0
10,000	Mattel, Inc., 5.450%, 11/01/2041	9,172	0.0
97,000	McDonald’s Corp., MTN, 3.625%, 09/01/2049	70,803	0.0
17,000	McDonald’s Corp., MTN, 4.600%, 05/26/2045	14,898	0.0
82,000	McDonald’s Corp., MTN, 4.700%, 12/09/2035	80,295	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
111,000	McDonald’s Corp., MTN, 6.300%, 10/15/2037	$120,979	0.1
7,000	MDC Holdings, Inc., 2.500%, 01/15/2031	6,181	0.0
6,000	MDC Holdings, Inc., 3.850%, 01/15/2030	5,703	0.0
7,000	MDC Holdings, Inc., 3.966%, 08/06/2061	4,633	0.0
10,000	MDC Holdings, Inc., 6.000%, 01/15/2043	9,179	0.0
30,000	Mercedes-Benz Finance North America LLC, 8.500%, 01/18/2031	34,374	0.0
9,000	Meritage Homes Corp., 5.650%, 03/15/2035	9,104	0.0
63,000	NIKE, Inc., 2.375%, 11/01/2026	62,632	0.0
13,000	NIKE, Inc., 3.375%, 11/01/2046	9,476	0.0
68,000	NIKE, Inc., 3.375%, 03/27/2050	48,034	0.0
15,000	NVR, Inc., 3.000%, 05/15/2030	14,069	0.0
10,000	O’Reilly Automotive, Inc., 1.750%, 03/15/2031	8,747	0.0
15,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	14,856	0.0
10,000	O’Reilly Automotive, Inc., 3.900%, 06/01/2029	9,799	0.0
10,000	O’Reilly Automotive, Inc., 4.200%, 04/01/2030	9,842	0.0
10,000	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	9,965	0.0
17,000	O’Reilly Automotive, Inc., 4.700%, 06/15/2032	16,938	0.0
15,000	O’Reilly Automotive, Inc., 5.100%, 03/12/2036	14,867	0.0
15,000	O’Reilly Automotive, Inc., 5.750%, 11/20/2026	15,064	0.0
6,000	PACCAR Financial Corp., 4.600%, 01/10/2028	6,028	0.0
10,000	PACCAR Financial Corp., DMTN, 5.200%, 11/09/2026	10,042	0.0
6,000	PACCAR Financial Corp., MTN, 2.000%, 02/04/2027	5,930	0.0
12,000	PACCAR Financial Corp., MTN, 4.600%, 01/31/2029	12,080	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
6,000	PACCAR Financial Corp., MTN, 4.950%, 08/10/2028	$6,070	0.0
8,000	PACCAR Financial Corp., MTN, 5.050%, 08/10/2026	8,008	0.0
23,000	PACCAR Financial Corp. MTN, 5.000%, 03/22/2034	23,266	0.0
14,000	Polaris, Inc., 5.600%, 03/01/2031	14,013	0.0
8,000	PulteGroup, Inc., 6.375%, 05/15/2033	8,594	0.0
17,000	PulteGroup, Inc., 7.875%, 06/15/2032	19,505	0.0
9,000	PVH Corp., 5.500%, 06/13/2030	9,068	0.0
17,000	Ralph Lauren Corp., 5.000%, 06/15/2032	17,181	0.0
9,000	Ross Stores, Inc., 1.875%, 04/15/2031	7,939	0.0
32,000	Royal Caribbean Cruises Ltd., 5.250%, 02/27/2038	31,008	0.0
28,000	Royal Caribbean Cruises Ltd., 5.375%, 01/15/2036	27,808	0.0
10,000	Southwest Airlines Co., 2.625%, 02/10/2030	9,259	0.0
17,000	Southwest Airlines Co., 3.000%, 11/15/2026	16,920	0.0
6,000	Southwest Airlines Co., 3.450%, 11/16/2027	5,911	0.0
36,000	Southwest Airlines Co., 5.125%, 06/15/2027	36,153	0.0
12,000	Southwest Airlines Co., 5.250%, 11/15/2035	11,621	0.0
10,000	Starbucks Corp., 2.000%, 03/12/2027	9,846	0.0
15,000	Starbucks Corp., 2.250%, 03/12/2030	13,779	0.0
25,000	Starbucks Corp., 2.550%, 11/15/2030	22,907	0.0
20,000 (3)	Starbucks Corp., 3.000%, 02/14/2032	18,273	0.0
10,000	Starbucks Corp., 3.350%, 03/12/2050	6,810	0.0
12,000 (3)	Starbucks Corp., 3.500%, 03/01/2028	11,823	0.0
29,000	Starbucks Corp., 3.500%, 11/15/2050	20,299	0.0
20,000	Starbucks Corp., 3.550%, 08/15/2029	19,459	0.0
10,000	Starbucks Corp., 3.750%, 12/01/2047	7,514	0.0
15,000	Starbucks Corp., 4.000%, 11/15/2028	14,830	0.0
7,000	Starbucks Corp., 4.300%, 06/15/2045	5,817	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
20,000	Starbucks Corp., 4.450%, 08/15/2049	$16,518	0.0
7,000	Starbucks Corp., 4.500%, 11/15/2048	5,864	0.0
10,000	Starbucks Corp., 4.800%, 02/15/2033	9,950	0.0
20,000	Starbucks Corp., 4.850%, 02/08/2027	20,061	0.0
10,000	Starbucks Corp., 4.900%, 02/15/2031	10,100	0.0
6,000	Starbucks Corp., 5.000%, 02/15/2034	6,021	0.0
10,000	Tapestry, Inc., 3.050%, 03/15/2032	9,061	0.0
8,000	Tapestry, Inc., 4.125%, 07/15/2027	7,965	0.0
17,000	Tapestry, Inc., 5.500%, 03/11/2035	17,127	0.0
171,000	Target Corp., 1.950%, 01/15/2027	169,023	0.1
15,000	Target Corp., 2.350%, 02/15/2030	13,941	0.0
10,000	Target Corp., 2.650%, 09/15/2030	9,280	0.0
38,000 (3)	Target Corp., 2.950%, 01/15/2052	24,273	0.0
12,000	Target Corp., 3.625%, 04/15/2046	9,134	0.0
11,000	Target Corp., 3.900%, 11/15/2047	8,616	0.0
23,000	Target Corp., 4.000%, 07/01/2042	19,315	0.0
10,000 (3)	Target Corp., 4.400%, 01/15/2033	9,885	0.0
20,000 (3)	Target Corp., 4.500%, 09/15/2032	19,975	0.0
23,000 (3)	Target Corp., 4.800%, 01/15/2053	20,542	0.0
6,000	Target Corp., 6.350%, 11/01/2032	6,538	0.0
53,000	TJX Cos., Inc., 1.600%, 05/15/2031	46,260	0.0
14,000	Toll Brothers Finance Corp., 5.600%, 06/15/2035	14,282	0.0
11,000	Toyota Motor Corp., 2.362%, 03/25/2031	9,972	0.0
5,000	Toyota Motor Corp., 5.053%, 06/30/2035	5,052	0.0
10,000 (3)	Toyota Motor Corp., 5.123%, 07/13/2033	10,208	0.0
10,000	Toyota Motor Credit Corp., 1.900%, 09/12/2031	8,721	0.0
10,000	Toyota Motor Credit Corp., 4.700%, 01/12/2033	9,963	0.0
41,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	41,898	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
202,000	Toyota Motor Credit Corp., GMTN, 3.050%, 01/11/2028	$198,444	0.1
171,000	Toyota Motor Credit Corp., MTN, 1.900%, 04/06/2028	164,104	0.1
8,000	Toyota Motor Credit Corp., MTN, 2.400%, 01/13/2032	7,106	0.0
171,000	Toyota Motor Credit Corp., MTN, 3.200%, 01/11/2027	170,079	0.1
16,000	Toyota Motor Credit Corp., MTN, 4.800%, 01/05/2034	15,870	0.0
50,000 (3)	Toyota Motor Credit Corp. B, 4.800%, 01/11/2036	49,029	0.0
13,000	Tractor Supply Co., 1.750%, 11/01/2030	11,456	0.0
15,000 (3)	Tractor Supply Co., 5.250%, 05/15/2033	15,096	0.0
28,678	United Airlines Pass Through Trust 2016-1, A, 3.450%, 01/07/2030	27,809	0.0
111,142	United Airlines Pass Through Trust 2018-1, AA, 3.500%, 09/01/2031	107,305	0.0
25,000	Walmart, Inc., 1.050%, 09/17/2026	24,850	0.0
25,000	Walmart, Inc., 1.500%, 09/22/2028	23,576	0.0
40,000 (3)	Walmart, Inc., 1.800%, 09/22/2031	35,342	0.0
7,000	Walmart, Inc., 2.375%, 09/24/2029	6,599	0.0
17,000	Walmart, Inc., 2.500%, 09/22/2041	12,207	0.0
57,000	Walmart, Inc., 2.650%, 09/22/2051	35,334	0.0
13,000	Walmart, Inc., 2.950%, 09/24/2049	8,763	0.0
16,000	Walmart, Inc., 3.050%, 07/08/2026	15,997	0.0
15,000	Walmart, Inc., 3.250%, 07/08/2029	14,626	0.0
8,000 (3)	Walmart, Inc., 3.625%, 12/15/2047	6,273	0.0
26,000	Walmart, Inc., 3.700%, 06/26/2028	25,766	0.0
15,000	Walmart, Inc., 3.900%, 04/15/2028	14,936	0.0
20,000	Walmart, Inc., 3.950%, 09/09/2027	19,953	0.0
12,000	Walmart, Inc., 3.950%, 06/28/2038	11,027	0.0
10,000	Walmart, Inc., 4.000%, 04/15/2030	9,907	0.0
7,000	Walmart, Inc., 4.000%, 04/11/2043	5,932	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
29,000	Walmart, Inc., 4.050%, 06/29/2048	$23,773	0.0
26,000	Walmart, Inc., 4.100%, 04/15/2033	25,307	0.0
25,000 (3)	Walmart, Inc., 4.150%, 09/09/2032	24,642	0.0
6,000	Walmart, Inc., 4.300%, 04/22/2044	5,346	0.0
20,000	Walmart, Inc., 4.500%, 09/09/2052	17,348	0.0
26,000 (3)	Walmart, Inc., 4.500%, 04/15/2053	22,609	0.0
7,000	Walmart, Inc., 5.000%, 10/25/2040	7,021	0.0
23,000	Walmart, Inc., 5.250%, 09/01/2035	23,757	0.0
12,000	Walmart, Inc., 5.625%, 04/01/2040	12,594	0.0
11,000	Walmart, Inc., 5.625%, 04/15/2041	11,617	0.0
8,000	Walmart, Inc., 5.875%, 04/05/2027	8,103	0.0
16,000	Walmart, Inc., 6.200%, 04/15/2038	17,809	0.0
21,000	Walmart, Inc., 6.500%, 08/15/2037	23,959	0.0
10,000	Walmart, Inc., 7.550%, 02/15/2030	11,093	0.0
8,000	WW Grainger, Inc., 3.750%, 05/15/2046	6,304	0.0
8,000	WW Grainger, Inc., 4.200%, 05/15/2047	6,660	0.0
20,000	WW Grainger, Inc., 4.600%, 06/15/2045	17,880	0.0
		7,593,565	1.4

	Consumer, Non-cyclical: 4.1%
76,000	Abbott Laboratories, 3.750%, 11/30/2026	75,931	0.0
29,000	Abbott Laboratories, 4.750%, 11/30/2036	28,317	0.0
93,000	Abbott Laboratories, 4.900%, 11/30/2046	85,570	0.0
200,000	Abbott Laboratories, 5.600%, 03/15/2066	196,132	0.1
124,000	AbbVie, Inc., 3.200%, 11/21/2029	118,759	0.0
124,000	AbbVie, Inc., 4.050%, 11/21/2039	109,325	0.0
78,000	AbbVie, Inc., 4.250%, 11/21/2049	63,718	0.0
22,000	AbbVie, Inc., 4.300%, 05/14/2036	20,780	0.0
97,000	AbbVie, Inc., 4.450%, 05/14/2046	83,381	0.0
95,000	AbbVie, Inc., 4.550%, 03/15/2035	92,170	0.0
60,000	AbbVie, Inc., 4.700%, 05/14/2045	53,812	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
17,000	AbbVie, Inc., 4.750%, 03/15/2045	$15,383	0.0
61,000	AbbVie, Inc., 5.400%, 03/15/2054	58,660	0.0
122,000	AbbVie, Inc., 5.650%, 03/15/2066	120,766	0.0
7,000	AdventHealth Obligated Group E, 2.795%, 11/15/2051	4,303	0.0
17,000	Adventist Health System/West, 2.952%, 03/01/2029	16,140	0.0
17,000	Adventist Health System/West, 3.630%, 03/01/2049	11,465	0.0
7,000	Adventist Health System/West, 5.430%, 03/01/2032	7,108	0.0
9,000	Adventist Health System/West, 5.757%, 12/01/2034	9,190	0.0
9,000	Advocate Health & Hospitals Corp., 3.387%, 10/15/2049	6,470	0.0
8,000	Advocate Health & Hospitals Corp., 3.829%, 08/15/2028	7,901	0.0
8,000	Advocate Health & Hospitals Corp., 4.272%, 08/15/2048	6,549	0.0
6,000	Advocate Health & Hospitals Corp. 2020, 2.211%, 06/15/2030	5,481	0.0
8,000	Advocate Health & Hospitals Corp. 2020, 3.008%, 06/15/2050	5,316	0.0
47,000	Aetna, Inc., 4.500%, 05/15/2042	40,670	0.0
38,000	Agilent Technologies, Inc., 2.300%, 03/12/2031	34,146	0.0
5,000	Agilent Technologies, Inc., 4.750%, 09/09/2034	4,923	0.0
10,000	Ahold Finance USA LLC, 6.875%, 05/01/2029	10,596	0.0
8,000	AHS Hospital Corp. 2021, 2.780%, 07/01/2051	4,983	0.0
6,000	Allina Health System 2019, 3.887%, 04/15/2049	4,576	0.0
6,000	Allina Health System 2021, 2.902%, 11/15/2051	3,718	0.0
30,000	Altria Group, Inc., 2.450%, 02/04/2032	26,401	0.0
15,000	Altria Group, Inc., 3.400%, 05/06/2030	14,314	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
30,000	Altria Group, Inc., 3.400%, 02/04/2041	$22,962	0.0
25,000	Altria Group, Inc., 3.700%, 02/04/2051	17,409	0.0
30,000	Altria Group, Inc., 3.875%, 09/16/2046	22,286	0.0
22,000	Altria Group, Inc., 4.000%, 02/04/2061	15,340	0.0
18,000	Altria Group, Inc., 4.250%, 08/09/2042	14,857	0.0
10,000	Altria Group, Inc., 4.450%, 05/06/2050	7,901	0.0
13,000	Altria Group, Inc., 4.500%, 05/02/2043	10,940	0.0
39,000	Altria Group, Inc., 4.800%, 02/14/2029	39,154	0.0
37,000	Altria Group, Inc., 5.375%, 01/31/2044	34,765	0.0
40,000	Altria Group, Inc., 5.800%, 02/14/2039	40,602	0.0
22,000	Altria Group, Inc., 5.950%, 02/14/2049	21,626	0.0
10,000	Altria Group, Inc., 6.200%, 11/01/2028	10,347	0.0
10,000	Altria Group, Inc., 6.875%, 11/01/2033	11,073	0.0
10,000	American University 2019, 3.672%, 04/01/2049	7,530	0.0
19,000	Amgen, Inc., 2.000%, 01/15/2032	16,424	0.0
403,000	Amgen, Inc., 2.300%, 02/25/2031	363,370	0.1
136,000	Amgen, Inc., 2.770%, 09/01/2053	80,446	0.0
161,000	Amgen, Inc., 3.150%, 02/21/2040	125,600	0.0
19,000	Amgen, Inc., 3.350%, 02/22/2032	17,637	0.0
14,000	Amgen, Inc., 4.200%, 03/01/2033	13,456	0.0
185,000	Amgen, Inc., 4.400%, 05/01/2045	156,852	0.1
12,000	Amgen, Inc., 4.950%, 10/01/2041	11,213	0.0
14,000	Amgen, Inc., 5.150%, 11/15/2041	13,324	0.0
53,000	Amgen, Inc., 5.250%, 03/02/2030	54,011	0.0
8,000	Amgen, Inc., 5.650%, 06/15/2042	8,020	0.0
15,000	Amgen, Inc., 5.650%, 03/02/2053	14,609	0.0
7,000	Amgen, Inc., 5.750%, 03/15/2040	7,188	0.0
9,000	Amgen, Inc., 6.375%, 06/01/2037	9,839	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
115,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	$111,979	0.0
128,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	116,681	0.0
14,000	Anheuser-Busch InBev Finance, Inc., 4.700%, 02/01/2036	13,632	0.0
31,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	28,179	0.0
38,000	Anheuser-Busch InBev Worldwide, Inc., 3.500%, 06/01/2030	36,677	0.0
93,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	93,509	0.0
95,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 04/15/2058	82,680	0.0
15,000	Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	15,200	0.0
33,000	Anheuser-Busch InBev Worldwide, Inc., 4.950%, 01/15/2042	31,142	0.0
43,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	43,749	0.0
72,000	Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	70,776	0.0
8,000	Anheuser-Busch InBev Worldwide, Inc., 5.800%, 01/23/2059	8,153	0.0
7,000	Anheuser-Busch InBev Worldwide, Inc., 5.875%, 06/15/2035	7,500	0.0
10,000	Anheuser-Busch InBev Worldwide, Inc., 8.000%, 11/15/2039	12,521	0.0
28,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 01/15/2039	35,190	0.0
20,000	Archer-Daniels- Midland Co., 2.500%, 08/11/2026	19,966	0.0
15,000	Archer-Daniels- Midland Co., 2.900%, 03/01/2032	13,660	0.0
20,000	Archer-Daniels- Midland Co., 3.250%, 03/27/2030	19,082	0.0
8,000	Archer-Daniels- Midland Co., 3.750%, 09/15/2047	6,139	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
8,000	Archer-Daniels- Midland Co., 4.016%, 04/16/2043	$6,651	0.0
10,000	Archer-Daniels- Midland Co., 4.500%, 08/15/2033	9,852	0.0
12,000	Archer-Daniels- Midland Co., 4.500%, 03/15/2049	10,267	0.0
8,000	Archer-Daniels- Midland Co., 4.535%, 03/26/2042	7,211	0.0
9,000	Archer-Daniels- Midland Co., 5.375%, 09/15/2035	9,275	0.0
7,000	Archer-Daniels- Midland Co., 5.935%, 10/01/2032	7,445	0.0
24,000	Ascension Health, 3.945%, 11/15/2046	19,313	0.0
12,000	Ascension Health, 4.847%, 11/15/2053	10,781	0.0
18,000	Ascension Health B, 2.532%, 11/15/2029	16,884	0.0
12,000	Ascension Health B, 3.106%, 11/15/2039	9,506	0.0
50,000	AstraZeneca PLC, 2.125%, 08/06/2050	28,072	0.0
174,000	AstraZeneca PLC, 4.000%, 01/17/2029	172,410	0.1
138,000	AstraZeneca PLC, 6.450%, 09/15/2037	153,313	0.1
36,000	Augusta SpinCo Corp., 5.245%, 03/23/2036	36,042	0.0
41,000	Automatic Data Processing, Inc., 4.450%, 09/09/2034	39,970	0.0
10,000	Avery Dennison Corp., 2.250%, 02/15/2032	8,716	0.0
10,000	Avery Dennison Corp., 2.650%, 04/30/2030	9,255	0.0
10,000	Avery Dennison Corp., 4.875%, 12/06/2028	10,047	0.0
8,000	Avery Dennison Corp., 5.750%, 03/15/2033	8,367	0.0
6,000	Banner Health, 1.897%, 01/01/2031	5,348	0.0
6,000	Banner Health, 2.338%, 01/01/2030	5,562	0.0
7,000	Banner Health, 2.907%, 01/01/2042	5,030	0.0
6,000	Banner Health, 2.913%, 01/01/2051	3,684	0.0
6,000	Banner Health 2020, 3.181%, 01/01/2050	4,045	0.0
5,000	Baptist Health South Florida Obligated Group 2021, 3.115%, 11/15/2071	2,664	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
10,000	Baptist Healthcare System Obligated Group 20B, 3.540%, 08/15/2050	$7,215	0.0
14,000	BAT Capital Corp., 3.557%, 08/15/2027	13,866	0.0
17,000	BAT Capital Corp., 3.984%, 09/25/2050	12,555	0.0
18,000	Baxalta, Inc., 5.250%, 06/23/2045	16,921	0.0
13,000	Baxter International, Inc., 1.730%, 04/01/2031	11,069	0.0
13,000	Baxter International, Inc., 1.915%, 02/01/2027	12,787	0.0
25,000	Baxter International, Inc., 2.272%, 12/01/2028	23,547	0.0
31,000	Baxter International, Inc., 2.539%, 02/01/2032	26,693	0.0
23,000	Baxter International, Inc., 3.132%, 12/01/2051	13,771	0.0
9,000	Baxter International, Inc., 3.500%, 08/15/2046	6,157	0.0
10,000	Baxter International, Inc., 3.950%, 04/01/2030	9,671	0.0
10,000	BayCare Health System, Inc. 2020, 3.831%, 11/15/2050	7,670	0.0
8,000	Baylor Scott & White Holdings, 3.967%, 11/15/2046	6,434	0.0
27,000	Baylor Scott & White Holdings, 4.185%, 11/15/2045	22,669	0.0
6,000	Baylor Scott & White Holdings 2021, 1.777%, 11/15/2030	5,331	0.0
18,000	Baylor Scott & White Holdings 2021, 2.839%, 11/15/2050	11,464	0.0
26,000	Becton Dickinson & Co., 1.957%, 02/11/2031	22,991	0.0
94,000	Becton Dickinson & Co., 3.794%, 05/20/2050	68,365	0.0
7,000	Beth Israel Lahey Health, Inc. L, 3.080%, 07/01/2051	4,507	0.0
30,000	Biogen, Inc., 2.250%, 05/01/2030	27,392	0.0
30,000	Biogen, Inc., 3.150%, 05/01/2050	19,593	0.0
31,000	Biogen, Inc., 3.250%, 02/15/2051	20,536	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
23,000	Biogen, Inc., 5.200%, 09/15/2045	$21,311	0.0
8,000	Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	7,933	0.0
16,000	Bio-Rad Laboratories, Inc., 3.700%, 03/15/2032	14,883	0.0
18,000	Block Financial LLC, 5.375%, 09/15/2032	17,646	0.0
8,000	Bon Secours Mercy Health, Inc., 3.464%, 06/01/2030	7,669	0.0
5,000	Bon Secours Mercy Health, Inc. 2018, 4.302%, 07/01/2028	4,963	0.0
24,000	Boston Scientific Corp., 2.650%, 06/01/2030	22,290	0.0
7,000	Boston Scientific Corp., 4.000%, 03/01/2028	6,964	0.0
9,000	Boston Scientific Corp., 4.550%, 03/01/2039	8,431	0.0
21,000	Boston Scientific Corp., 6.250%, 11/15/2035	22,931	0.0
6,000	Boston Scientific Corp., 7.375%, 01/15/2040	7,146	0.0
202,000 (3)	Bristol-Myers Squibb Co., 1.125%, 11/13/2027	193,974	0.1
66,000	Bristol-Myers Squibb Co., 2.350%, 11/13/2040	46,317	0.0
171,000	Bristol-Myers Squibb Co., 3.250%, 08/01/2042	130,226	0.1
57,000	Bristol-Myers Squibb Co., 3.900%, 03/15/2062	41,033	0.0
171,000	Bristol-Myers Squibb Co., 4.625%, 05/15/2044	152,315	0.1
11,000	Brown University A, 2.924%, 09/01/2050	7,277	0.0
6,000	Brown-Forman Corp., 4.000%, 04/15/2038	5,349	0.0
10,000	Brown-Forman Corp., 4.500%, 07/15/2045	8,602	0.0
13,000	Brown-Forman Corp., 4.750%, 04/15/2033	12,860	0.0
36,000	Bunge Ltd. Finance Corp., 2.750%, 05/14/2031	32,866	0.0
35,000	Bunge Ltd. Finance Corp., 5.150%, 08/04/2035	34,789	0.0
15,000	Bunge Ltd. Finance Corp., 5.150%, 03/19/2036	14,905	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
5,000	California Endowment 2021, 2.498%, 04/01/2051	$3,019	0.0
10,000	California Institute of Technology, 3.650%, 09/01/2119	6,409	0.0
8,000	California Institute of Technology, 4.321%, 08/01/2045	6,909	0.0
7,000	California Institute of Technology, 4.700%, 11/01/2111	5,711	0.0
10,000	Campbell Soup Co., 2.375%, 04/24/2030	9,071	0.0
20,000	Campbell Soup Co., 3.125%, 04/24/2050	12,368	0.0
20,000	Campbell Soup Co., 4.150%, 03/15/2028	19,821	0.0
14,000	Campbell Soup Co., 4.800%, 03/15/2048	11,515	0.0
10,000	Campbell Soup Co., 5.200%, 03/19/2027	10,063	0.0
12,000 (3)	Campbell Soup Co., 5.200%, 03/21/2029	12,112	0.0
20,000 (3)	Campbell Soup Co., 5.400%, 03/21/2034	19,709	0.0
53,000	Cardinal Health, Inc., 4.900%, 09/15/2045	47,436	0.0
21,000	Cardinal Health, Inc., 5.750%, 11/15/2054	20,890	0.0
5,000	Case Western Reserve University 22-C, 5.405%, 06/01/2122	4,596	0.0
7,000	Catholic Health Services of Long Island Obligated Group 2020, 3.368%, 07/01/2050	4,754	0.0
5,000	Cedars-Sinai Health System 2021, 2.288%, 08/15/2031	4,470	0.0
56,000	Cencora, Inc., 2.800%, 05/15/2030	52,243	0.0
22,000	Cencora, Inc., 4.250%, 03/01/2045	18,272	0.0
3,000	Cencora, Inc., 4.300%, 12/15/2047	2,484	0.0
22,000	Cencora, Inc., 5.650%, 02/13/2056	21,680	0.0
47,000	Centene Corp., 2.450%, 07/15/2028	44,686	0.0
45,000	Centene Corp., 2.500%, 03/01/2031	39,335	0.0
45,000	Centene Corp., 3.000%, 10/15/2030	40,752	0.0
40,000	Centene Corp., 3.375%, 02/15/2030	37,302	0.0
27,000	Centene Corp., 4.250%, 12/15/2027	26,872	0.0
60,000	Centene Corp., 4.625%, 12/15/2029	58,235	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
8,000	Children’s Health System of Texas, 2.511%, 08/15/2050	$4,638	0.0
5,000	Children’s Hospital 2020, 2.928%, 07/15/2050	3,178	0.0
7,000	Children’s Hospital Corp. 2017, 4.115%, 01/01/2047	5,796	0.0
17,000	Children’s Hospital Corp. 2020, 2.585%, 02/01/2050	10,479	0.0
5,000	Children’s Hospital Medical Center/ Cincinnati OH, 4.268%, 05/15/2044	4,335	0.0
9,000	Children’s Hospital of Philadelphia 2020, 2.704%, 07/01/2050	5,626	0.0
6,000	CHRISTUS Health C, 4.341%, 07/01/2028	5,969	0.0
52,000	Church & Dwight Co., Inc., 5.600%, 11/15/2032	54,386	0.0
47,000	Cigna Group, 2.375%, 03/15/2031	42,324	0.0
171,000	Cigna Group, 3.400%, 03/01/2027	170,014	0.1
49,000	Cigna Group, 3.400%, 03/15/2051	33,795	0.0
45,000	Cigna Group, 4.800%, 08/15/2038	42,671	0.0
34,000	Cigna Group, 4.800%, 07/15/2046	29,923	0.0
171,000	Cigna Group, 4.900%, 12/15/2048	150,654	0.1
20,000	Cintas Corp. No 2, 3.700%, 04/01/2027	19,915	0.0
16,000	Cintas Corp. No 2, 4.000%, 05/01/2032	15,434	0.0
5,000	City of Hope 2013, 5.623%, 11/15/2043	4,888	0.0
5,000	Claremont Mckenna College, 3.775%, 01/01/2122	3,241	0.0
8,000	Cleveland Clinic Foundation, 4.858%, 01/01/2114	6,748	0.0
49,000 (3)	Clorox Co., 1.800%, 05/15/2030	43,946	0.0
171,000	Coca-Cola Co., 1.500%, 03/05/2028	163,707	0.1
65,000	Coca-Cola Co., 1.650%, 06/01/2030	58,645	0.0
89,000	Coca-Cola Co., 2.500%, 03/15/2051	52,901	0.0
30,000	Coca-Cola Co., 2.750%, 06/01/2060	17,589	0.0
58,000	Coca-Cola Co., 2.900%, 05/25/2027	57,397	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
79,000	Coca-Cola Co., 3.000%, 03/05/2051	$52,365	0.0
40,000	Coca-Cola Co., 5.400%, 05/13/2064	38,595	0.0
14,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	14,260	0.0
10,000	Coca-Cola Consolidated, Inc., 5.450%, 06/01/2034	10,268	0.0
32,000	Colgate-Palmolive Co., MTN, 3.700%, 08/01/2047	24,840	0.0
11,000	CommonSpirit Health, 2.782%, 10/01/2030	10,140	0.0
19,000	CommonSpirit Health, 3.347%, 10/01/2029	18,156	0.0
14,000	CommonSpirit Health, 3.817%, 10/01/2049	10,518	0.0
13,000	CommonSpirit Health, 3.910%, 10/01/2050	9,669	0.0
16,000	CommonSpirit Health, 4.187%, 10/01/2049	12,483	0.0
44,000	CommonSpirit Health, 4.350%, 11/01/2042	38,250	0.0
16,000	CommonSpirit Health, 5.205%, 12/01/2031	16,185	0.0
15,000	CommonSpirit Health, 5.318%, 12/01/2034	15,030	0.0
10,000	CommonSpirit Health, 5.548%, 12/01/2054	9,454	0.0
10,000	CommonSpirit Health, 6.073%, 11/01/2027	10,163	0.0
6,000	CommonSpirit Health, 6.461%, 11/01/2052	6,471	0.0
8,000	Community Health Network, Inc. 20-A, 3.099%, 05/01/2050	5,142	0.0
20,000	Conagra Brands, Inc., 1.375%, 11/01/2027	19,160	0.0
26,000	Conagra Brands, Inc., 4.850%, 11/01/2028	26,047	0.0
10,000	Conagra Brands, Inc., 5.300%, 10/01/2026	10,026	0.0
20,000	Conagra Brands, Inc., 5.300%, 11/01/2038	18,962	0.0
20,000	Conagra Brands, Inc., 5.400%, 11/01/2048	17,625	0.0
8,000	Conagra Brands, Inc., 7.000%, 10/01/2028	8,359	0.0
6,000	Conagra Brands, Inc., 8.250%, 09/15/2030	6,762	0.0
203,000	Constellation Brands, Inc., 2.250%, 08/01/2031	179,230	0.1
6,000	Corewell Health Obligated Group 19A, 3.487%, 07/15/2049	4,305	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
20,000	Cornell University 2025, 4.733%, 06/15/2035	$19,698	0.0
10,000	Cottage Health Obligated Group 2020, 3.304%, 11/01/2049	6,992	0.0
232,000	CVS Health Corp., 3.625%, 04/01/2027	230,686	0.1
101,000	CVS Health Corp., 4.300%, 03/25/2028	100,493	0.0
101,000	CVS Health Corp., 4.780%, 03/25/2038	94,735	0.0
141,000	CVS Health Corp., 5.050%, 03/25/2048	124,619	0.0
180,000	CVS Health Corp., 5.125%, 07/20/2045	163,119	0.1
120,000	CVS Health Corp., 6.250%, 09/15/2065	121,287	0.0
77,000	Danaher Corp., 2.800%, 12/10/2051	48,280	0.0
5,000	Dartmouth-Hitchcock Health B, 4.178%, 08/01/2048	3,918	0.0
13,000 (3)	DENTSPLY SIRONA, Inc., 3.250%, 06/01/2030	12,031	0.0
137,000	Diageo Capital PLC, 2.125%, 04/29/2032	118,816	0.0
31,000	Diageo Capital PLC, 3.875%, 05/18/2028	30,712	0.0
5,000	Diageo Capital PLC, 3.875%, 04/29/2043	4,035	0.0
6,000	Dignity Health, 4.500%, 11/01/2042	5,240	0.0
17,000	Dignity Health, 5.267%, 11/01/2064	15,421	0.0
8,000	Duke University 2020, 2.682%, 10/01/2044	5,918	0.0
18,000	Duke University 2020, 2.757%, 10/01/2050	11,654	0.0
12,000	Duke University Health System, Inc. 2017, 3.920%, 06/01/2047	9,582	0.0
10,000	Edwards Lifesciences Corp., 4.300%, 06/15/2028	9,950	0.0
151,000	Elevance Health, Inc., 2.550%, 03/15/2031	137,007	0.1
46,000	Elevance Health, Inc., 3.125%, 05/15/2050	30,055	0.0
22,000	Elevance Health, Inc., 3.600%, 03/15/2051	15,596	0.0
202,000	Elevance Health, Inc., 3.650%, 12/01/2027	199,705	0.1
151,000	Elevance Health, Inc., 4.101%, 03/01/2028	150,000	0.1
46,000	Elevance Health, Inc., 4.550%, 05/15/2052	38,001	0.0
86,000	Elevance Health, Inc., 4.650%, 08/15/2044	75,152	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
58,000	Elevance Health, Inc., 5.850%, 11/01/2064	$57,060	0.0
27,000	Eli Lilly & Co., 2.250%, 05/15/2050	15,461	0.0
283,000	Eli Lilly & Co., 2.500%, 09/15/2060	154,134	0.1
9,000	Eli Lilly & Co., 3.100%, 05/15/2027	8,920	0.0
21,000	Eli Lilly & Co., 3.375%, 03/15/2029	20,494	0.0
9,000	Eli Lilly & Co., 3.700%, 03/01/2045	7,173	0.0
7,000	Eli Lilly & Co., 3.950%, 05/15/2047	5,671	0.0
21,000	Eli Lilly & Co., 3.950%, 03/15/2049	16,837	0.0
12,000	Eli Lilly & Co., 4.150%, 03/15/2059	9,524	0.0
20,000	Eli Lilly & Co., 4.500%, 02/09/2029	20,112	0.0
66,000	Eli Lilly & Co., 4.600%, 08/14/2034	65,281	0.0
22,000	Eli Lilly & Co., 4.700%, 02/27/2033	22,075	0.0
30,000	Eli Lilly & Co., 4.700%, 02/09/2034	29,802	0.0
27,000	Eli Lilly & Co., 4.875%, 02/27/2053	24,433	0.0
22,000	Eli Lilly & Co., 4.950%, 02/27/2063	19,628	0.0
30,000	Eli Lilly & Co., 5.000%, 02/09/2054	27,705	0.0
13,000	Eli Lilly & Co., 5.050%, 08/14/2054	12,118	0.0
24,000	Eli Lilly & Co., 5.100%, 02/09/2064	21,932	0.0
9,000	Eli Lilly & Co., 5.500%, 03/15/2027	9,081	0.0
10,000	Eli Lilly & Co., 5.550%, 03/15/2037	10,517	0.0
8,000	Emory University 2020, 2.143%, 09/01/2030	7,260	0.0
8,000	Emory University 2020, 2.969%, 09/01/2050	5,239	0.0
20,000 (3)	Equifax, Inc., 2.350%, 09/15/2031	17,597	0.0
12,000	Equifax, Inc., 3.100%, 05/15/2030	11,267	0.0
15,000	Equifax, Inc., 5.100%, 12/15/2027	15,104	0.0
14,000	Equifax, Inc., 5.100%, 06/01/2028	14,118	0.0
15,000	Estee Lauder Cos., Inc., 1.950%, 03/15/2031	13,299	0.0
29,000	Estee Lauder Cos., Inc., 3.125%, 12/01/2049	19,199	0.0
49,000	Estee Lauder Cos., Inc., 3.700%, 08/15/2042	37,932	0.0
14,000	Flowers Foods, Inc., 2.400%, 03/15/2031	12,151	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
8,000	Flowers Foods, Inc., 6.200%, 03/15/2055	$6,889	0.0
15,000	Ford Foundation 2020, 2.415%, 06/01/2050	8,943	0.0
15,000 (3)	Ford Foundation 2020, 2.815%, 06/01/2070	8,551	0.0
6,000	Franciscan Missionaries of Our Lady Health System, Inc. B, 3.914%, 07/01/2049	4,561	0.0
5,000	Fred Hutchinson Cancer Center 2022, 4.966%, 01/01/2052	4,434	0.0
47,000	GE HealthCare Technologies, Inc., 4.800%, 08/14/2029	47,257	0.0
24,000	GE HealthCare Technologies, Inc., 5.500%, 06/15/2035	24,407	0.0
105,000	GE HealthCare Technologies, Inc., 5.857%, 03/15/2030	108,839	0.0
26,000	GE HealthCare Technologies, Inc., 5.905%, 11/22/2032	27,360	0.0
100,000	General Mills, Inc., 3.000%, 02/01/2051	63,529	0.0
7,000	George Washington University, 4.868%, 09/15/2045	6,411	0.0
18,000	George Washington University 2014, 4.300%, 09/15/2044	15,359	0.0
16,000	George Washington University 2018, 4.126%, 09/15/2048	13,006	0.0
20,000	Georgetown University B, 4.315%, 04/01/2049	16,565	0.0
6,000	Gilead Sciences, Inc., 4.150%, 03/01/2047	4,916	0.0
69,000	Gilead Sciences, Inc., 4.500%, 02/01/2045	60,074	0.0
77,000	Gilead Sciences, Inc., 4.750%, 03/01/2046	68,990	0.0
120,000	Gilead Sciences, Inc., 4.800%, 04/01/2044	109,553	0.0
37,000	Gilead Sciences, Inc., 5.600%, 11/15/2064	36,422	0.0
100,000	GlaxoSmithKline Capital, Inc., 4.200%, 03/18/2043	86,783	0.0
15,000	Global Payments, Inc., 2.150%, 01/15/2027	14,808	0.0
20,000	Global Payments, Inc., 2.900%, 05/15/2030	18,364	0.0
15,000	Global Payments, Inc., 2.900%, 11/15/2031	13,225	0.0
25,000	Global Payments, Inc., 3.200%, 08/15/2029	23,591	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
55,000	Global Payments, Inc., 4.150%, 08/15/2049	$40,162	0.0
10,000	Global Payments, Inc., 4.950%, 08/15/2027	10,022	0.0
10,000	Global Payments, Inc., 5.300%, 08/15/2029	10,068	0.0
15,000	Global Payments, Inc., 5.400%, 08/15/2032	14,947	0.0
15,000 (3)	Global Payments, Inc., 5.950%, 08/15/2052	14,219	0.0
6,000	Hackensack Meridian Health, Inc., 4.211%, 07/01/2048	4,892	0.0
6,000	Hackensack Meridian Health, Inc., 4.500%, 07/01/2057	5,012	0.0
10,000	Hackensack Meridian Health, Inc. 2020, 2.675%, 09/01/2041	7,179	0.0
10,000	Hackensack Meridian Health, Inc. 2020, 2.875%, 09/01/2050	6,343	0.0
76,000	Haleon US Capital LLC, 3.625%, 03/24/2032	71,209	0.0
6,000	Hartford HealthCare Corp., 3.447%, 07/01/2054	4,276	0.0
19,000	HCA, Inc., 2.375%, 07/15/2031	16,869	0.0
22,000	HCA, Inc., 3.125%, 03/15/2027	21,799	0.0
10,000	HCA, Inc., 3.375%, 03/15/2029	9,666	0.0
58,000	HCA, Inc., 3.500%, 09/01/2030	55,037	0.0
33,000	HCA, Inc., 3.500%, 07/15/2051	22,344	0.0
43,000	HCA, Inc., 3.625%, 03/15/2032	40,042	0.0
43,000	HCA, Inc., 4.125%, 06/15/2029	42,347	0.0
10,000	HCA, Inc., 4.375%, 03/15/2042	8,473	0.0
26,000	HCA, Inc., 4.500%, 02/15/2027	25,991	0.0
43,000	HCA, Inc., 4.625%, 03/15/2052	35,038	0.0
22,000	HCA, Inc., 5.125%, 06/15/2039	20,982	0.0
22,000	HCA, Inc., 5.200%, 06/01/2028	22,223	0.0
43,000	HCA, Inc., 5.250%, 06/15/2049	38,661	0.0
27,000	HCA, Inc., 5.450%, 09/15/2034	27,301	0.0
27,000	HCA, Inc., 5.500%, 06/01/2033	27,596	0.0
33,000	HCA, Inc., 5.500%, 06/15/2047	30,766	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
33,000	HCA, Inc., 5.625%, 09/01/2028	$33,521	0.0
22,000	HCA, Inc., 5.875%, 02/01/2029	22,508	0.0
22,000	HCA, Inc., 5.900%, 06/01/2053	21,463	0.0
12,000	HCA, Inc., 5.950%, 09/15/2054	11,784	0.0
110,000	HCA, Inc., 6.100%, 04/01/2064	109,412	0.0
151,000	Hershey Co., 2.300%, 08/15/2026	150,679	0.1
32,000	Hershey Co., 2.650%, 06/01/2050	19,737	0.0
11,000	Hoag Memorial Hospital Presbyterian, 3.803%, 07/15/2052	8,310	0.0
64,000	Hormel Foods Corp., 1.800%, 06/11/2030	57,565	0.0
5,000	Howard University 22A, 5.209%, 10/01/2052	4,140	0.0
2,000	Humana, Inc., 3.950%, 08/15/2049	1,456	0.0
129,000	Humana, Inc., 4.950%, 10/01/2044	112,604	0.0
21,000	Illumina, Inc., 2.550%, 03/23/2031	18,958	0.0
8,000	Indiana University Health, Inc. Obligated Group, 3.970%, 11/01/2048	6,386	0.0
12,000	Ingredion, Inc., 2.900%, 06/01/2030	11,221	0.0
10,000	Ingredion, Inc., 3.200%, 10/01/2026	9,975	0.0
8,000	Ingredion, Inc., 3.900%, 06/01/2050	6,010	0.0
7,000	Inova Health System Foundation, 4.068%, 05/15/2052	5,545	0.0
8,000	Integris Baptist Medical Center, Inc. A, 3.875%, 08/15/2050	5,959	0.0
6,000	Iowa Health System 2020, 3.665%, 02/15/2050	4,459	0.0
38,000	IQVIA, Inc., 6.250%, 02/01/2029	39,279	0.0
9,000	J Paul Getty Trust, 4.905%, 04/01/2035	9,045	0.0
163,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 6.375%, 04/15/2066	160,189	0.1
12,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 02/02/2029	11,521	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
20,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.000%, 05/15/2032	$17,787	0.0
19,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.625%, 01/15/2032	17,618	0.0
10,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 3.750%, 12/01/2031	9,353	0.0
19,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 4.375%, 02/02/2052	14,368	0.0
32,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 5.750%, 04/01/2033	32,873	0.0
33,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.500%, 12/01/2052	33,535	0.0
3,000	JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co. Sarl, 6.750%, 03/15/2034	3,275	0.0
57,000 (3)	JM Smucker Co., 6.500%, 11/15/2053	62,279	0.0
14,000	Johns Hopkins Health System Corp., 3.837%, 05/15/2046	10,888	0.0
7,000	Johns Hopkins University 2013, 4.083%, 07/01/2053	5,616	0.0
17,000	Johns Hopkins University A, 4.705%, 07/01/2032	17,014	0.0
35,000	Johnson & Johnson, 1.300%, 09/01/2030	31,027	0.0
18,000	Johnson & Johnson, 2.450%, 09/01/2060	9,765	0.0
179,000	Johnson & Johnson, 2.900%, 01/15/2028	175,935	0.1
172,000	Johnson & Johnson, 3.625%, 03/03/2037	154,072	0.1
40,000	Johnson & Johnson, 3.700%, 03/01/2046	31,972	0.0
86,000	Johnson & Johnson, 3.750%, 03/03/2047	68,476	0.0
12,000	Kaiser Foundation Hospitals, 3.150%, 05/01/2027	11,898	0.0
26,000	Kaiser Foundation Hospitals, 4.150%, 05/01/2047	21,448	0.0
12,000	Kaiser Foundation Hospitals, 4.875%, 04/01/2042	11,357	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
20,000	Kaiser Foundation Hospitals 2019, 3.266%, 11/01/2049	$13,954	0.0
25,000	Kaiser Foundation Hospitals 2021, 2.810%, 06/01/2041	18,446	0.0
8,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	5,201	0.0
90,000	Kellogg Co., 2.100%, 06/01/2030	82,047	0.0
28,000	Kenvue, Inc., 5.050%, 03/22/2053	25,579	0.0
42,000	Kenvue, Inc., 5.200%, 03/22/2063	38,336	0.0
161,000	Keurig Dr Pepper, Inc., 3.350%, 03/15/2051	105,725	0.0
11,000	Keurig Dr Pepper, Inc., 4.500%, 11/15/2045	9,123	0.0
10,000	Keurig Dr Pepper, Inc. 31*, 2.250%, 03/15/2031	8,892	0.0
51,000	Kimberly-Clark Corp., 2.875%, 02/07/2050	33,172	0.0
14,000	Kimberly-Clark Corp., 6.625%, 08/01/2037	15,907	0.0
10,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	10,111	0.0
10,000	Koninklijke Philips NV, 5.000%, 03/15/2042	9,159	0.0
14,000	Koninklijke Philips NV, 6.875%, 03/11/2038	15,602	0.0
40,000	Kraft Heinz Foods Co., 4.375%, 06/01/2046	32,051	0.0
154,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	129,211	0.1
10,000	Kroger Co., 1.700%, 01/15/2031	8,771	0.0
25,000	Kroger Co., 2.650%, 10/15/2026	24,895	0.0
20,000	Kroger Co., 4.450%, 02/01/2047	16,572	0.0
42,000	Kroger Co., 5.000%, 09/15/2034	41,462	0.0
7,000	Kroger Co., 5.000%, 04/15/2042	6,468	0.0
8,000	Kroger Co., 5.150%, 08/01/2043	7,440	0.0
6,000	Kroger Co., 5.400%, 07/15/2040	5,880	0.0
40,000	Kroger Co., 5.500%, 09/15/2054	37,545	0.0
31,000	Kroger Co., 5.650%, 09/15/2064	29,081	0.0
7,000	Kroger Co., 6.900%, 04/15/2038	7,858	0.0
58,000	Kroger Co., 7.500%, 04/01/2031	64,806	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
39,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/2045	$34,936	0.0
18,000	Leland Stanford Junior University, 1.289%, 06/01/2027	17,529	0.0
9,000	Leland Stanford Junior University, 2.413%, 06/01/2050	5,367	0.0
15,000	Leland Stanford Junior University, 3.647%, 05/01/2048	11,714	0.0
6,000	Mass General Brigham, Inc. 2015, 4.117%, 07/01/2055	4,722	0.0
6,000	Mass General Brigham, Inc. 2017, 3.765%, 07/01/2048	4,618	0.0
8,000	Mass General Brigham, Inc. 2020, 3.192%, 07/01/2049	5,364	0.0
13,000	Mass General Brigham, Inc. 2020, 3.342%, 07/01/2060	8,462	0.0
10,000	Massachusetts Institute of Technology, 3.067%, 04/01/2052	6,744	0.0
8,000	Massachusetts Institute of Technology, 3.959%, 07/01/2038	7,303	0.0
11,000	Massachusetts Institute of Technology, 4.678%, 07/01/2114	9,113	0.0
15,000	Massachusetts Institute of Technology, 5.600%, 07/01/2111	14,926	0.0
11,000	Massachusetts Institute of Technology F, 2.989%, 07/01/2050	7,407	0.0
21,000	Massachusetts Institute of Technology G, 2.294%, 07/01/2051	11,946	0.0
6,000	Mayo Clinic, 3.774%, 11/15/2043	5,023	0.0
6,000	Mayo Clinic 2013, 4.000%, 11/15/2047	4,814	0.0
7,000	Mayo Clinic 2016, 4.128%, 11/15/2052	5,631	0.0
10,000	Mayo Clinic 2021, 3.196%, 11/15/2061	6,376	0.0
10,000 (3)	McCormick & Co., Inc., 1.850%, 02/15/2031	8,826	0.0
10,000	McCormick & Co., Inc., 2.500%, 04/15/2030	9,258	0.0
15,000	McCormick & Co., Inc., 3.400%, 08/15/2027	14,832	0.0
6,000	McCormick & Co., Inc., 4.200%, 08/15/2047	4,785	0.0
10,000	McCormick & Co., Inc., 4.950%, 04/15/2033	9,978	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
33,000	McKesson Corp., 5.250%, 05/30/2035	$33,592	0.0
7,000	McLaren Health Care Corp. A, 4.386%, 05/15/2048	5,751	0.0
5,000	MedStar Health, Inc. 20A, 3.626%, 08/15/2049	3,611	0.0
20,000	Medtronic Global Holdings SCA, 4.250%, 03/30/2028	19,960	0.0
20,000	Medtronic Global Holdings SCA, 4.500%, 03/30/2033	19,631	0.0
6,000	Medtronic, Inc., 4.000%, 04/01/2043	5,036	0.0
39,000	Medtronic, Inc., 4.375%, 03/15/2035	37,490	0.0
22,000	Medtronic, Inc., 4.625%, 03/15/2045	19,732	0.0
5,000	Memorial Health Services, 3.447%, 11/01/2049	3,540	0.0
8,000	Memorial Sloan- Kettering Cancer Center, 4.125%, 07/01/2052	6,420	0.0
8,000	Memorial Sloan- Kettering Cancer Center, 5.000%, 07/01/2042	7,673	0.0
11,000	Memorial Sloan- Kettering Cancer Center 2015, 4.200%, 07/01/2055	8,799	0.0
9,000	Memorial Sloan- Kettering Cancer Center 2020, 2.955%, 01/01/2050	5,959	0.0
54,000	Merck & Co., Inc., 1.450%, 06/24/2030	48,032	0.0
171,000	Merck & Co., Inc., 1.700%, 06/10/2027	167,133	0.1
171,000	Merck & Co., Inc., 2.750%, 12/10/2051	104,982	0.0
334,000	Merck & Co., Inc., 2.900%, 12/10/2061	193,382	0.1
86,000	Merck & Co., Inc., 3.700%, 02/10/2045	67,716	0.0
11,000	Methodist Hospital 20A, 2.705%, 12/01/2050	6,810	0.0
45,000	Molson Coors Beverage Co., 5.000%, 05/01/2042	40,991	0.0
158,000	Mondelez International, Inc., 2.750%, 04/13/2030	147,864	0.1
17,000	Montefiore Obligated Group, 4.287%, 09/01/2050	11,740	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
10,000	Montefiore Obligated Group 18-C, 5.246%, 11/01/2048	$8,216	0.0
12,000	Moody’s Corp., 2.000%, 08/19/2031	10,559	0.0
12,000	Moody’s Corp., 2.750%, 08/19/2041	8,573	0.0
10,000	Moody’s Corp., 3.100%, 11/29/2061	5,984	0.0
10,000	Moody’s Corp., 3.250%, 01/15/2028	9,851	0.0
6,000	Moody’s Corp., 3.250%, 05/20/2050	4,054	0.0
10,000	Moody’s Corp., 3.750%, 02/25/2052	7,351	0.0
8,000	Moody’s Corp., 4.250%, 02/01/2029	7,954	0.0
10,000	Moody’s Corp., 4.250%, 08/08/2032	9,711	0.0
8,000	Moody’s Corp., 4.875%, 12/17/2048	7,072	0.0
12,000	Moody’s Corp., 5.250%, 07/15/2044	11,392	0.0
5,000	Mount Nittany Medical Center Obligated Group 2022, 3.799%, 11/15/2052	3,712	0.0
6,000	Mount Sinai Hospital 2017, 3.981%, 07/01/2048	4,601	0.0
10,000	Mount Sinai Hospital 2019, 3.737%, 07/01/2049	7,012	0.0
8,000 (3)	Mount Sinai Hospital 2020, 3.391%, 07/01/2050	5,166	0.0
15,000	Mylan, Inc., 4.550%, 04/15/2028	14,915	0.0
15,000	Mylan, Inc., 5.200%, 04/15/2048	12,486	0.0
10,000	Mylan, Inc., 5.400%, 11/29/2043	8,827	0.0
5,000	MyMichigan Health 2020, 3.409%, 06/01/2050	3,517	0.0
5,000	Nationwide Children’s Hospital, Inc., 4.556%, 11/01/2052	4,277	0.0
6,000	Nature Conservancy A, 3.957%, 03/01/2052	4,715	0.0
6,000	New York and Presbyterian Hospital, 2.256%, 08/01/2040	4,223	0.0
6,000	New York and Presbyterian Hospital, 2.606%, 08/01/2060	3,286	0.0
44,000	New York and Presbyterian Hospital, 4.024%, 08/01/2045	36,347	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
7,000	New York and Presbyterian Hospital, 4.063%, 08/01/2056	$5,477	0.0
10,000	New York and Presbyterian Hospital 2019, 3.954%, 08/01/2119	6,920	0.0
5,000	Northeastern University 2020, 2.894%, 10/01/2050	3,299	0.0
9,000	Northwell Healthcare, Inc., 3.809%, 11/01/2049	6,429	0.0
10,000	Northwell Healthcare, Inc., 3.979%, 11/01/2046	7,935	0.0
17,000	Northwell Healthcare, Inc., 4.260%, 11/01/2047	13,921	0.0
7,000	Northwestern Memorial Healthcare Obligated Group 2021, 2.633%, 07/15/2051	4,326	0.0
11,000	Northwestern University, 4.643%, 12/01/2044	10,402	0.0
18,000	Northwestern University 2020, 2.640%, 12/01/2050	11,337	0.0
8,000	Novant Health, Inc., 2.637%, 11/01/2036	6,374	0.0
14,000	Novant Health, Inc., 3.168%, 11/01/2051	9,257	0.0
8,000	Novant Health, Inc., 3.318%, 11/01/2061	5,047	0.0
90,000	Novartis Capital Corp., 2.200%, 08/14/2030	82,446	0.0
356,000	Novartis Capital Corp., 2.750%, 08/14/2050	227,149	0.1
60,000	Novartis Capital Corp., 3.100%, 05/17/2027	59,474	0.0
10,000	Novartis Capital Corp., 3.700%, 09/21/2042	8,218	0.0
18,000	Novartis Capital Corp., 4.000%, 11/20/2045	14,892	0.0
21,000	Novartis Capital Corp., 4.200%, 09/18/2034	20,217	0.0
6,000	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2020, 2.667%, 10/01/2050	3,683	0.0
11,000	NYU Langone Hospitals, 4.368%, 07/01/2047	9,512	0.0
6,000	NYU Langone Hospitals, 4.784%, 07/01/2044	5,547	0.0
7,000	NYU Langone Hospitals 13-A, 5.750%, 07/01/2043	7,089	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
11,000 (3)	NYU Langone Hospitals 2020, 3.380%, 07/01/2055	$7,472	0.0
6,000	Ochsner LSU Health System of North Louisiana 2021, 2.510%, 05/15/2031	5,152	0.0
17,000	OhioHealth Corp., 2.297%, 11/15/2031	15,097	0.0
17,000	OhioHealth Corp., 2.834%, 11/15/2041	12,569	0.0
6,000	Orlando Health Obligated Group, 3.327%, 10/01/2050	4,224	0.0
17,000	Orlando Health Obligated Group, 4.089%, 10/01/2048	13,721	0.0
20,000	PayPal Holdings, Inc., 2.300%, 06/01/2030	18,294	0.0
25,000	PayPal Holdings, Inc., 2.650%, 10/01/2026	24,917	0.0
30,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	28,323	0.0
20,000	PayPal Holdings, Inc., 3.250%, 06/01/2050	12,954	0.0
10,000 (3)	PayPal Holdings, Inc., 3.900%, 06/01/2027	9,950	0.0
20,000 (3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	19,469	0.0
20,000 (3)	PayPal Holdings, Inc., 5.050%, 06/01/2052	17,160	0.0
17,000	PayPal Holdings, Inc., 5.150%, 06/01/2034	16,915	0.0
8,000	PayPal Holdings, Inc., 5.500%, 06/01/2054	7,353	0.0
7,000	PeaceHealth Obligated Group 2018, 4.787%, 11/15/2048	6,074	0.0
10,000	PeaceHealth Obligated Group 2020, 3.218%, 11/15/2050	6,742	0.0
10,000	Pepsico Singapore Financing I Pte Ltd., 4.550%, 02/16/2029	10,041	0.0
12,000	Pepsico Singapore Financing I Pte Ltd., 4.650%, 02/16/2027	12,025	0.0
10,000	Pepsico Singapore Financing I Pte Ltd., 4.700%, 02/16/2034	9,947	0.0
503,000	PepsiCo, Inc., 1.625%, 05/01/2030	453,222	0.1
20,000	PepsiCo, Inc., 2.750%, 10/21/2051	12,483	0.0
20,000	PepsiCo, Inc., 2.875%, 10/15/2049	13,076	0.0
10,000	PepsiCo, Inc., 3.375%, 07/29/2049	7,168	0.0
18,000	PepsiCo, Inc., 3.450%, 10/06/2046	13,480	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
18,000	PepsiCo, Inc., 3.625%, 03/19/2050	$13,449	0.0
38,000	PepsiCo, Inc., 3.875%, 03/19/2060	28,647	0.0
11,000	PepsiCo, Inc., 4.000%, 05/02/2047	8,899	0.0
10,000	PepsiCo, Inc., 4.200%, 07/18/2052	8,163	0.0
279,000	Pfizer, Inc., 2.700%, 05/28/2050	173,092	0.1
202,000	Pfizer, Inc., 3.450%, 03/15/2029	197,336	0.1
202,000	Pfizer, Inc., 3.900%, 03/15/2039	175,786	0.1
171,000	Pfizer, Inc., 4.000%, 12/15/2036	156,939	0.1
21,000	Pfizer, Inc., 4.100%, 09/15/2038	19,035	0.0
93,000	Pfizer, Inc., 4.125%, 12/15/2046	76,445	0.0
10,000	Philip Morris International, Inc., 3.125%, 03/02/2028	9,792	0.0
12,000	Philip Morris International, Inc., 3.875%, 08/21/2042	9,824	0.0
259,000	Philip Morris International, Inc., 4.250%, 11/10/2044	217,815	0.1
57,000	Philip Morris International, Inc., 5.375%, 02/15/2033	58,530	0.0
8,000	Piedmont Healthcare, Inc., 2.864%, 01/01/2052	5,005	0.0
17,000	Piedmont Healthcare, Inc. 2032, 2.044%, 01/01/2032	14,750	0.0
6,000	Piedmont Healthcare, Inc. 2042, 2.719%, 01/01/2042	4,242	0.0
18,000	Pilgrim’s Pride Corp., 3.500%, 03/01/2032	16,420	0.0
20,000	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	19,191	0.0
10,000	Pilgrim’s Pride Corp., 6.250%, 07/01/2033	10,453	0.0
10,000 (3)	Pilgrim’s Pride Corp., 6.875%, 05/15/2034	10,817	0.0
6,000	Presbyterian Healthcare Services, 4.875%, 08/01/2052	5,263	0.0
10,000	President and Fellows of Harvard College, 2.517%, 10/15/2050	6,128	0.0
10,000	President and Fellows of Harvard College, 3.150%, 07/15/2046	7,310	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
10,000	President and Fellows of Harvard College, 3.300%, 07/15/2056	$6,894	0.0
10,000	President and Fellows of Harvard College, 3.745%, 11/15/2052	7,672	0.0
15,000 (3)	President and Fellows of Harvard College, 4.609%, 02/15/2035	14,889	0.0
18,000	President and Fellows of Harvard College, 4.875%, 10/15/2040	17,618	0.0
151,000	Procter & Gamble Co., 1.950%, 04/23/2031	135,127	0.1
151,000	Procter & Gamble Co., 2.800%, 03/25/2027	149,643	0.1
45,000	Procter & Gamble Co., 3.600%, 03/25/2050	34,831	0.0
12,000	Providence St Joseph Health Obligated Group, 5.403%, 10/01/2033	12,285	0.0
13,000	Providence St Joseph Health Obligated Group 19A, 2.532%, 10/01/2029	12,156	0.0
16,000	Providence St Joseph Health Obligated Group 21A, 2.700%, 10/01/2051	9,419	0.0
7,000	Providence St Joseph Health Obligated Group A, 3.930%, 10/01/2048	5,378	0.0
6,000	Providence St Joseph Health Obligated Group H, 2.746%, 10/01/2026	5,973	0.0
8,000	Providence St Joseph Health Obligated Group I, 3.744%, 10/01/2047	6,022	0.0
10,000	Quanta Services, Inc., 2.350%, 01/15/2032	8,790	0.0
20,000	Quanta Services, Inc., 2.900%, 10/01/2030	18,613	0.0
32,000	Quanta Services, Inc., 3.050%, 10/01/2041	23,827	0.0
5,000	Queen’s Health Systems, 4.810%, 07/01/2052	4,440	0.0
72,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	65,816	0.0
6,000	Quest Diagnostics, Inc., 4.700%, 03/30/2045	5,376	0.0
5,000	Rady Children’s Hospital-San Diego 21A, 3.154%, 08/15/2051	3,335	0.0
25,000	Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	22,116	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
15,000	Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	$9,180	0.0
15,000	RELX Capital, Inc., 3.000%, 05/22/2030	14,093	0.0
19,000	RELX Capital, Inc., 4.000%, 03/18/2029	18,693	0.0
10,000	RELX Capital, Inc., 4.750%, 05/20/2032	9,935	0.0
15,000	RELX Capital, Inc., 5.250%, 03/27/2035	15,124	0.0
10,000	Revvity, Inc., 1.900%, 09/15/2028	9,417	0.0
10,000	Revvity, Inc., 2.250%, 09/15/2031	8,818	0.0
8,000	Revvity, Inc., 2.550%, 03/15/2031	7,211	0.0
17,000	Revvity, Inc., 3.300%, 09/15/2029	16,242	0.0
8,000	Revvity, Inc., 3.625%, 03/15/2051	5,672	0.0
171,000	Reynolds American, Inc., 5.700%, 08/15/2035	176,258	0.1
186,000	Reynolds American, Inc., 6.150%, 09/15/2043	189,363	0.1
14,000	Rockefeller Foundation 2020, 2.492%, 10/01/2050	8,502	0.0
9,000	Rollins, Inc., 5.250%, 02/24/2035	8,992	0.0
19,000	Royalty Pharma PLC, 3.300%, 09/02/2040	14,745	0.0
38,000	Royalty Pharma PLC, 3.350%, 09/02/2051	25,543	0.0
20,000	Royalty Pharma PLC, 3.550%, 09/02/2050	13,983	0.0
21,000	Royalty Pharma PLC, 5.900%, 09/02/2054	20,794	0.0
6,000	Rush System for Health Obligated Group 2020, 3.922%, 11/15/2029	5,867	0.0
12,000	S&P Global, Inc., 1.250%, 08/15/2030	10,488	0.0
25,000	S&P Global, Inc., 2.450%, 03/01/2027	24,703	0.0
10,000	S&P Global, Inc., 2.500%, 12/01/2029	9,353	0.0
30,000	S&P Global, Inc., 2.900%, 03/01/2032	27,207	0.0
10,000	S&P Global, Inc., 2.950%, 01/22/2027	9,932	0.0
25,000	S&P Global, Inc., 2.950%, 03/01/2029	24,008	0.0
12,000	S&P Global, Inc., 3.250%, 12/01/2049	8,352	0.0
17,000	S&P Global, Inc., 3.700%, 03/01/2052	12,611	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
10,000	S&P Global, Inc., 3.900%, 03/01/2062	$7,240	0.0
19,000	S&P Global, Inc., 4.250%, 05/01/2029	18,865	0.0
14,000	S&P Global, Inc., 4.750%, 08/01/2028	14,074	0.0
15,000	S&P Global, Inc., 5.250%, 09/15/2033	15,313	0.0
20,000	Sanofi, 3.625%, 06/19/2028	19,760	0.0
23,000	Sanofi SA, 4.200%, 11/03/2032	22,512	0.0
5,000	Seattle Children’s Hospital 2021, 2.719%, 10/01/2050	3,116	0.0
5,000	Sentara Health 2021, 2.927%, 11/01/2051	3,197	0.0
5,000	Sharp HealthCare 20B, 2.680%, 08/01/2050	3,069	0.0
20,000	Smith & Nephew PLC, 2.032%, 10/14/2030	17,774	0.0
7,000	Smith & Nephew PLC, 5.150%, 03/20/2027	7,026	0.0
13,000	Smith & Nephew PLC, 5.400%, 03/20/2034	13,104	0.0
35,000	Solventum Corp., 5.400%, 03/01/2029	35,612	0.0
19,000	Solventum Corp., 5.450%, 02/25/2027	19,124	0.0
59,000	Solventum Corp., 5.450%, 03/13/2031	60,414	0.0
19,000	Solventum Corp., 5.600%, 03/23/2034	19,453	0.0
10,000	SSM Health Care Corp., 4.894%, 06/01/2028	10,044	0.0
7,000	Stanford Health Care, 3.027%, 08/15/2051	4,574	0.0
10,000	Stanford Health Care 2018, 3.795%, 11/15/2048	7,752	0.0
6,000	Stanford Health Care 2020, 3.310%, 08/15/2030	5,721	0.0
150,000	STERIS Irish FinCo UnLtd Co., 3.750%, 03/15/2051	107,562	0.0
49,000 (3)	Stryker Corp., 2.900%, 06/15/2050	32,023	0.0
8,000	Stryker Corp., 4.100%, 04/01/2043	6,715	0.0
13,000	Stryker Corp., 4.375%, 05/15/2044	11,159	0.0
20,000	Stryker Corp., 4.625%, 03/15/2046	17,633	0.0
5,000	Summa Health, 3.511%, 11/15/2051	3,661	0.0
8,000	Sutter Health, 5.164%, 08/15/2033	8,095	0.0
8,000	Sutter Health, 5.547%, 08/15/2053	7,885	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
7,000	Sutter Health 2018, 3.695%, 08/15/2028	$6,868	0.0
7,000	Sutter Health 2018, 4.091%, 08/15/2048	5,625	0.0
14,000	Sutter Health 20A, 2.294%, 08/15/2030	12,747	0.0
8,000	Sutter Health 20A, 3.161%, 08/15/2040	6,223	0.0
15,000	Sutter Health 20A, 3.361%, 08/15/2050	10,576	0.0
21,000	Sysco Corp., 3.150%, 12/14/2051	13,396	0.0
84,000 (3)	Sysco Corp., 6.600%, 04/01/2050	89,417	0.0
169,000	Takeda Pharmaceutical Co. Ltd., 3.375%, 07/09/2060	108,899	0.0
6,000	Texas Health Resources, 4.330%, 11/15/2055	4,903	0.0
14,000	Thermo Fisher Scientific, Inc., 1.750%, 10/15/2028	13,184	0.0
24,000	Thermo Fisher Scientific, Inc., 2.000%, 10/15/2031	21,103	0.0
18,000	Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	16,959	0.0
21,000	Thermo Fisher Scientific, Inc., 2.800%, 10/15/2041	15,358	0.0
62,000	Thermo Fisher Scientific, Inc., 4.100%, 08/15/2047	51,341	0.0
12,000	Thermo Fisher Scientific, Inc., 4.800%, 11/21/2027	12,078	0.0
12,000 (3)	Thermo Fisher Scientific, Inc., 4.950%, 11/21/2032	12,131	0.0
12,000	Thermo Fisher Scientific, Inc., 4.953%, 08/10/2026	12,002	0.0
15,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	15,232	0.0
20,000	Thermo Fisher Scientific, Inc., 5.000%, 12/05/2026	20,060	0.0
20,000	Thermo Fisher Scientific, Inc., 5.000%, 01/31/2029	20,268	0.0
20,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	20,265	0.0
10,000 (3)	Thermo Fisher Scientific, Inc., 5.200%, 01/31/2034	10,190	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
8,000	Thermo Fisher Scientific, Inc., 5.300%, 02/01/2044	$7,824	0.0
12,000	Thermo Fisher Scientific, Inc., 5.404%, 08/10/2043	11,904	0.0
12,000	Toledo Hospital, 6.015%, 11/15/2048	11,508	0.0
8,000	TR Finance LLC, 5.500%, 08/15/2035	8,113	0.0
7,000	TR Finance LLC, 5.650%, 11/23/2043	6,895	0.0
10,000	TR Finance LLC, 5.850%, 04/15/2040	9,940	0.0
10,000	Trinity Health Corp. 2019, 3.434%, 12/01/2048	7,406	0.0
10,000	Triton Container International Ltd. / TAL International Container Corp., 3.250%, 03/15/2032	8,976	0.0
5,000	Trustees of Boston College, 3.129%, 07/01/2052	3,373	0.0
6,000	Trustees of Columbia University in the City of New York 2024, 4.355%, 10/01/2035	5,772	0.0
5,000	Trustees of Dartmouth College, 4.273%, 06/01/2030	4,968	0.0
18,000	Trustees of Princeton University, 4.201%, 03/01/2052	14,809	0.0
10,000	Trustees of Princeton University, 5.700%, 03/01/2039	10,527	0.0
17,000	Trustees of the University of Pennsylvania 2020, 2.396%, 10/01/2050	9,695	0.0
151,000	Tyson Foods, Inc., 3.550%, 06/02/2027	149,801	0.1
15,000	Tyson Foods, Inc., 4.550%, 06/02/2047	12,642	0.0
10,000	Tyson Foods, Inc., 4.875%, 08/15/2034	9,748	0.0
27,000	Tyson Foods, Inc., 5.100%, 09/28/2048	24,335	0.0
10,000	Tyson Foods, Inc., 5.150%, 08/15/2044	9,230	0.0
5,000	UL Solutions, Inc., 6.500%, 10/20/2028	5,191	0.0
5,000	UMass Memorial Health Care Obligated Group, 5.363%, 07/01/2052	4,624	0.0
202,000	Unilever Capital Corp., 3.500%, 03/22/2028	199,374	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
127,000 (3)	Unilever Capital Corp., 4.250%, 08/12/2027	$127,119	0.0
26,000	Unilever Capital Corp., 5.900%, 11/15/2032	27,785	0.0
87,000	UnitedHealth Group, Inc., 2.000%, 05/15/2030	79,193	0.0
29,000	UnitedHealth Group, Inc., 2.300%, 05/15/2031	25,971	0.0
59,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	43,617	0.0
171,000	UnitedHealth Group, Inc., 2.900%, 05/15/2050	109,243	0.0
98,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	96,349	0.0
30,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	22,647	0.0
448,000	UnitedHealth Group, Inc., 3.125%, 05/15/2060	271,844	0.1
25,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	20,599	0.0
202,000	UnitedHealth Group, Inc., 3.850%, 06/15/2028	200,021	0.1
25,000	UnitedHealth Group, Inc., 4.250%, 01/15/2029	24,878	0.0
21,000	UnitedHealth Group, Inc., 4.250%, 04/15/2047	17,195	0.0
86,000	UnitedHealth Group, Inc., 4.625%, 07/15/2035	83,236	0.0
86,000	UnitedHealth Group, Inc., 4.750%, 07/15/2045	76,484	0.0
38,000	UnitedHealth Group, Inc., 5.350%, 02/15/2033	39,007	0.0
40,000	UnitedHealth Group, Inc., 5.875%, 02/15/2053	40,246	0.0
14,000	Universal Health Services, Inc., 1.650%, 09/01/2026	13,943	0.0
16,000	Universal Health Services, Inc., 2.650%, 10/15/2030	14,392	0.0
10,000	Universal Health Services, Inc., 2.650%, 01/15/2032	8,734	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
8,000	Universal Health Services, Inc., 5.050%, 10/15/2034	$7,667	0.0
20,000	University of Chicago 20B, 2.761%, 04/01/2045	15,742	0.0
10,000	University of Miami 2022, 4.063%, 04/01/2052	7,567	0.0
8,000	University of Notre Dame du Lac 2015, 3.438%, 02/15/2045	6,196	0.0
8,000	University of Notre Dame du Lac 2017, 3.394%, 02/15/2048	5,952	0.0
18,000	University of Southern California, 2.805%, 10/01/2050	11,567	0.0
15,000	University of Southern California, 3.028%, 10/01/2039	12,308	0.0
10,000	University of Southern California, 4.976%, 10/01/2053	9,245	0.0
8,000	University of Southern California 2017, 3.841%, 10/01/2047	6,436	0.0
8,000	University of Southern California 21A, 2.945%, 10/01/2051	5,251	0.0
22,000	UPMC, 5.035%, 05/15/2033	21,858	0.0
20,000	Utah Acquisition Sub, Inc., 5.250%, 06/15/2046	16,934	0.0
23,000	Verisk Analytics, Inc., 3.625%, 05/15/2050	16,293	0.0
12,000	Verisk Analytics, Inc., 4.125%, 03/15/2029	11,857	0.0
12,000	Verisk Analytics, Inc., 5.250%, 06/05/2034	11,999	0.0
7,000	Verisk Analytics, Inc., 5.500%, 06/15/2045	6,664	0.0
10,000 (3)	Verisk Analytics, Inc., 5.750%, 04/01/2033	10,378	0.0
15,000	Viatris, Inc., 2.300%, 06/22/2027	14,651	0.0
29,000	Viatris, Inc., 2.700%, 06/22/2030	26,474	0.0
30,000	Viatris, Inc., 3.850%, 06/22/2040	23,603	0.0
10,000	Viatris, Inc., 4.000%, 06/22/2050	6,870	0.0
5,000	WakeMed A, 3.286%, 10/01/2052	3,306	0.0
10,000	Washington University, 4.349%, 04/15/2122	7,581	0.0
10,000	Washington University 2022, 3.524%, 04/15/2054	7,252	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
6,000	West Virginia United Health System Obligated Group 2020, 3.129%, 06/01/2050	$3,869	0.0
5,000	William Marsh Rice University, 3.574%, 05/15/2045	3,924	0.0
5,000	William Marsh Rice University, 3.774%, 05/15/2055	3,788	0.0
6,000	Willis-Knighton Medical Center 2018, 4.813%, 09/01/2048	5,152	0.0
8,000	Willis-Knighton Medical Center 2021, 3.065%, 03/01/2051	5,081	0.0
10,000	Yale University 2020, 1.482%, 04/15/2030	9,002	0.0
10,000	Yale University 2020, 2.402%, 04/15/2050	6,017	0.0
7,000	Yale-New Haven Health Services Corp. 2020, 2.496%, 07/01/2050	4,097	0.0
15,000	Zimmer Biomet Holdings, Inc., 2.600%, 11/24/2031	13,451	0.0
24,000	Zimmer Biomet Holdings, Inc., 4.450%, 08/15/2045	20,995	0.0
10,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	10,159	0.0
6,000	Zimmer Biomet Holdings, Inc., 5.750%, 11/30/2039	6,074	0.0
100,000	Zoetis, Inc., 2.000%, 05/15/2030	90,486	0.0
35,000	Zoetis, Inc., 3.000%, 05/15/2050	22,854	0.0
		22,086,620	4.1

	Energy: 1.6%
13,000	Antero Resources Corp., 5.400%, 02/01/2036	12,803	0.0
11,000	APA Corp., 4.250%, 01/15/2030	10,816	0.0
5,000	APA Corp., 4.750%, 04/15/2043	4,136	0.0
11,000	APA Corp., 5.250%, 02/01/2042	9,549	0.0
8,000	APA Corp., 5.350%, 07/01/2049	6,957	0.0
9,000	APA Corp., 6.000%, 01/15/2037	9,187	0.0
144,000 (3)	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.138%, 11/07/2029	137,594	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
150,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 5.850%, 06/15/2056	$148,284	0.1
28,000	Boardwalk Pipelines L.P., 5.375%, 02/15/2036	27,864	0.0
30,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	18,480	0.0
36,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	22,846	0.0
18,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	11,667	0.0
25,000	BP Capital Markets America, Inc., 3.001%, 03/17/2052	15,996	0.0
171,000	BP Capital Markets America, Inc., 3.017%, 01/16/2027	169,901	0.1
146,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	94,101	0.0
113,000	BP Capital Markets America, Inc., 3.937%, 09/21/2028	111,695	0.1
10,000	Canadian Natural Resources Ltd., 2.950%, 07/15/2030	9,354	0.0
25,000	Canadian Natural Resources Ltd., 3.850%, 06/01/2027	24,871	0.0
7,000	Canadian Natural Resources Ltd., 5.850%, 02/01/2035	7,292	0.0
22,000	Canadian Natural Resources Ltd., 6.250%, 03/15/2038	23,221	0.0
7,000	Canadian Natural Resources Ltd., 6.450%, 06/30/2033	7,572	0.0
9,000	Canadian Natural Resources Ltd., 6.500%, 02/15/2037	9,718	0.0
8,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	8,780	0.0
8,000	Canadian Natural Resources Ltd., 7.200%, 01/15/2032	8,861	0.0
15,000	Canadian Natural Resources Ltd., GMTN, 4.950%, 06/01/2047	13,329	0.0
53,000	Cenovus Energy, Inc., 6.750%, 11/15/2039	58,354	0.0
11,000	Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	9,373	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
22,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	$21,279	0.0
24,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	24,062	0.0
100,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	99,359	0.1
8,000	Cheniere Energy Partners L.P., 5.550%, 10/30/2035	8,129	0.0
53,000	Cheniere Energy Partners L.P., 5.750%, 08/15/2034	54,653	0.0
26,000 (5)	Cheniere Energy Partners L.P., 6.050%, 11/30/2056	26,281	0.0
30,000	Cheniere Energy, Inc., 4.625%, 10/15/2028	29,934	0.0
30,000	Cheniere Energy, Inc., 5.650%, 04/15/2034	30,799	0.0
100,000 (5)	Cheniere Energy, Inc., 6.000%, 07/30/2056	100,033	0.1
20,000	Chevron Corp., 1.995%, 05/11/2027	19,636	0.0
30,000 (3)	Chevron Corp., 2.236%, 05/11/2030	27,600	0.0
20,000	Chevron Corp., 3.078%, 05/11/2050	13,414	0.0
15,000	Chevron USA, Inc., 1.018%, 08/12/2027	14,502	0.0
70,000	Chevron USA, Inc., 2.343%, 08/12/2050	40,127	0.0
10,000	Chevron USA, Inc., 3.250%, 10/15/2029	9,655	0.0
12,000	Chevron USA, Inc., 3.850%, 01/15/2028	11,929	0.0
7,000	Chevron USA, Inc., 5.250%, 11/15/2043	6,936	0.0
8,000	Chevron USA, Inc., 6.000%, 03/01/2041	8,661	0.0
11,000	CNOOC Petroleum North America ULC, 5.875%, 03/10/2035	11,946	0.0
10,000	Columbia Pipeline Group, Inc., 5.800%, 06/01/2045	9,924	0.0
52,000	ConocoPhillips Co., 4.025%, 03/15/2062	37,922	0.0
44,000	ConocoPhillips Co., 4.150%, 11/15/2034	40,928	0.0
143,000	ConocoPhillips Co., 4.300%, 11/15/2044	120,067	0.1
50,000	ConocoPhillips Co., 5.200%, 06/01/2045	46,334	0.0
20,000	Continental Resources, Inc., 4.375%, 01/15/2028	19,870	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
14,000	Continental Resources, Inc., 4.900%, 06/01/2044	$11,481	0.0
8,000	DCP Midstream Operating L.P., 3.250%, 02/15/2032	7,299	0.0
12,000	DCP Midstream Operating L.P., 5.125%, 05/15/2029	12,137	0.0
8,000	DCP Midstream Operating L.P., 5.600%, 04/01/2044	7,708	0.0
10,000	DCP Midstream Operating L.P., 5.625%, 07/15/2027	10,093	0.0
6,000	DCP Midstream Operating L.P., 8.125%, 08/16/2030	6,751	0.0
14,000 (5)	Devon Energy Corp., 3.900%, 05/15/2027	13,907	0.0
9,000 (5)	Devon Energy Corp., 4.375%, 03/15/2029	8,929	0.0
12,000	Devon Energy Corp., 4.500%, 01/15/2030	11,906	0.0
15,000	Devon Energy Corp., 4.750%, 05/15/2042	13,404	0.0
15,000	Devon Energy Corp., 5.000%, 06/15/2045	13,451	0.0
17,000	Devon Energy Corp., 5.200%, 09/15/2034	17,023	0.0
8,000	Devon Energy Corp., 5.250%, 10/15/2027	8,001	0.0
10,000 (5)	Devon Energy Corp., 5.600%, 03/15/2034	10,254	0.0
25,000	Devon Energy Corp., 5.600%, 07/15/2041	24,672	0.0
10,000	Devon Energy Corp., 5.750%, 09/15/2054	9,644	0.0
7,000	Devon Energy Corp., 5.875%, 06/15/2028	7,001	0.0
20,000 (5)	Devon Energy Corp., 5.900%, 02/15/2055	19,731	0.0
14,000	Devon Energy Corp., 7.875%, 09/30/2031	15,977	0.0
8,000	Devon Energy Corp., 7.950%, 04/15/2032	9,182	0.0
16,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	14,887	0.0
16,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	15,944	0.0
21,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	20,258	0.0
17,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	17,241	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
17,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	$17,100	0.0
26,000	Diamondback Energy, Inc., 5.400%, 04/18/2034	26,381	0.0
30,000	Diamondback Energy, Inc., 5.750%, 04/18/2054	29,188	0.0
102,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	99,585	0.1
22,000	Diamondback Energy, Inc., 6.250%, 03/15/2033	23,400	0.0
13,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	13,484	0.0
9,000	Eastern Gas Transmission & Storage, Inc., 3.000%, 11/15/2029	8,516	0.0
9,000	Eastern Gas Transmission & Storage, Inc., 4.600%, 12/15/2044	7,721	0.0
7,000	Eastern Gas Transmission & Storage, Inc., 4.800%, 11/01/2043	6,243	0.0
26,000	Enbridge, Inc., 3.400%, 08/01/2051	17,761	0.0
86,000	Enbridge, Inc., 4.500%, 06/10/2044	73,833	0.0
72,000	Enbridge, Inc., 5.700%, 03/08/2033	74,371	0.0
107,000	Energy Transfer L.P., 4.950%, 01/15/2043	94,867	0.0
203,000	Energy Transfer L.P., 6.050%, 12/01/2026	204,318	0.1
75,000	Energy Transfer L.P., 6.200%, 04/01/2055	74,216	0.0
364,000	Energy Transfer L.P., 6.500%, 02/01/2042	384,856	0.1
7,000	Eni USA, Inc., 7.300%, 11/15/2027	7,250	0.0
95,000	Enterprise Products Operating LLC, 3.200%, 02/15/2052	62,963	0.0
81,000	Enterprise Products Operating LLC, 3.950%, 02/15/2027	80,805	0.0
52,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	37,984	0.0
48,000	Enterprise Products Operating LLC, 4.450%, 02/15/2043	41,993	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
27,000	Enterprise Products Operating LLC, 4.850%, 03/15/2044	$24,730	0.0
167,000	Enterprise Products Operating LLC, 4.900%, 05/15/2046	150,407	0.1
20,000	EOG Resources, Inc., 4.950%, 04/15/2050	17,943	0.0
5,000	EOG Resources, Inc., 5.650%, 12/01/2054	4,896	0.0
47,000	EOG Resources, Inc., 5.950%, 07/15/2055	47,976	0.0
42,000	EQT Corp., 3.900%, 10/01/2027	41,638	0.0
25,000	EQT Corp., 5.750%, 02/01/2034	25,571	0.0
15,000	Equinor ASA, 2.375%, 05/22/2030	13,839	0.0
10,000	Equinor ASA, 3.250%, 11/18/2049	6,929	0.0
59,000 (3)	Equinor ASA, 3.625%, 09/10/2028	58,184	0.0
98,000	Equinor ASA, 3.950%, 05/15/2043	81,279	0.0
22,000	Expand Energy Corp., 4.750%, 02/01/2032	21,449	0.0
23,000	Expand Energy Corp., 5.375%, 03/15/2030	23,090	0.0
10,000	Expand Energy Corp., 5.700%, 01/15/2035	10,116	0.0
25,000	Exxon Mobil Corp., 2.440%, 08/16/2029	23,611	0.0
40,000	Exxon Mobil Corp., 2.610%, 10/15/2030	37,108	0.0
15,000	Exxon Mobil Corp., 2.995%, 08/16/2039	11,870	0.0
30,000	Exxon Mobil Corp., 3.095%, 08/16/2049	20,272	0.0
40,000	Exxon Mobil Corp., 3.482%, 03/19/2030	38,737	0.0
20,000	Exxon Mobil Corp., 3.567%, 03/06/2045	15,454	0.0
51,000	Exxon Mobil Corp., 4.114%, 03/01/2046	42,196	0.0
40,000	Exxon Mobil Corp., 4.227%, 03/19/2040	36,052	0.0
56,000	Exxon Mobil Corp., 4.327%, 03/19/2050	46,741	0.0
12,000	FLNG Liquefaction 2 LLC B, 6.170%, 12/31/2039	12,114	0.0
20,000	Halliburton Co., 2.920%, 03/01/2030	18,777	0.0
18,000	Halliburton Co., 4.750%, 08/01/2043	15,877	0.0
20,000 (3)	Halliburton Co., 4.850%, 11/15/2035	19,427	0.0
62,000	Halliburton Co., 5.000%, 11/15/2045	55,598	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
19,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	$18,646	0.0
23,000	Hess Corp., 5.600%, 02/15/2041	23,300	0.0
32,000	Hess Corp., 5.800%, 04/01/2047	32,365	0.0
31,000 (3)	HF Sinclair Corp., 6.250%, 01/15/2035	32,201	0.0
103,000	Kinder Morgan Energy Partners L.P., MTN, 6.950%, 01/15/2038	115,250	0.1
61,000	Kinder Morgan, Inc., 2.000%, 02/15/2031	53,948	0.0
18,000	Kinder Morgan, Inc., 3.250%, 08/01/2050	11,986	0.0
44,000	Kinder Morgan, Inc., 4.300%, 03/01/2028	43,832	0.0
95,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	85,552	0.0
86,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	82,676	0.0
72,000 (3)	Marathon Petroleum Corp., 4.750%, 09/15/2044	62,947	0.0
30,000	MPLX L.P., 2.650%, 08/15/2030	27,624	0.0
25,000	MPLX L.P., 4.000%, 03/15/2028	24,770	0.0
25,000	MPLX L.P., 4.125%, 03/01/2027	24,944	0.0
15,000	MPLX L.P., 4.250%, 12/01/2027	14,934	0.0
36,000	MPLX L.P., 4.500%, 04/15/2038	32,623	0.0
30,000	MPLX L.P., 4.700%, 04/15/2048	24,939	0.0
15,000	MPLX L.P., 4.800%, 02/15/2029	15,036	0.0
77,000	MPLX L.P., 4.900%, 04/15/2058	63,821	0.0
20,000 (3)	MPLX L.P., 4.950%, 09/01/2032	19,903	0.0
30,000	MPLX L.P., 4.950%, 03/14/2052	25,327	0.0
22,000	MPLX L.P., 5.000%, 03/01/2033	21,843	0.0
20,000	MPLX L.P., 5.200%, 03/01/2047	18,062	0.0
10,000	MPLX L.P., 5.200%, 12/01/2047	8,999	0.0
24,000	MPLX L.P., 5.500%, 06/01/2034	24,274	0.0
30,000	MPLX L.P., 5.500%, 02/15/2049	27,669	0.0
10,000	MPLX L.P., 5.650%, 03/01/2053	9,337	0.0
10,000	NOV, Inc., 3.600%, 12/01/2029	9,629	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
22,000	NOV, Inc., 3.950%, 12/01/2042	$17,278	0.0
19,000 (3)	Occidental Petroleum Corp., 5.375%, 01/01/2032	19,389	0.0
40,000 (3)	Occidental Petroleum Corp., 5.550%, 10/01/2034	40,939	0.0
15,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	15,573	0.0
35,000	Occidental Petroleum Corp., 6.450%, 09/15/2036	37,563	0.0
23,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	24,562	0.0
21,000	Occidental Petroleum Corp., 6.625%, 09/01/2030	22,228	0.0
17,000	Occidental Petroleum Corp., 7.500%, 05/01/2031	18,838	0.0
10,000	Occidental Petroleum Corp., 7.875%, 09/15/2031	11,276	0.0
7,000	Occidental Petroleum Corp., 7.950%, 06/15/2039	8,372	0.0
20,000	Occidental Petroleum Corp., 8.875%, 07/15/2030	22,528	0.0
12,000	ONEOK Partners L.P., 6.125%, 02/01/2041	12,328	0.0
8,000	ONEOK Partners L.P., 6.200%, 09/15/2043	8,179	0.0
12,000	ONEOK Partners L.P., 6.650%, 10/01/2036	13,047	0.0
12,000	ONEOK Partners L.P., 6.850%, 10/15/2037	13,193	0.0
15,000	ONEOK, Inc., 3.100%, 03/15/2030	14,146	0.0
10,000	ONEOK, Inc., 3.250%, 06/01/2030	9,434	0.0
14,000	ONEOK, Inc., 3.400%, 09/01/2029	13,460	0.0
15,000	ONEOK, Inc., 3.950%, 03/01/2050	10,877	0.0
10,000	ONEOK, Inc., 4.000%, 07/13/2027	9,949	0.0
10,000	ONEOK, Inc., 4.200%, 10/03/2047	7,710	0.0
24,000	ONEOK, Inc., 4.250%, 09/24/2027	23,918	0.0
10,000	ONEOK, Inc., 4.250%, 09/15/2046	7,827	0.0
13,000	ONEOK, Inc., 4.350%, 03/15/2029	12,891	0.0
12,000	ONEOK, Inc., 4.400%, 10/15/2029	11,876	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
11,000	ONEOK, Inc., 4.450%, 09/01/2049	$8,795	0.0
9,000	ONEOK, Inc., 4.500%, 03/15/2050	7,068	0.0
15,000	ONEOK, Inc., 4.550%, 07/15/2028	14,980	0.0
24,000	ONEOK, Inc., 4.750%, 10/15/2031	23,733	0.0
10,000	ONEOK, Inc., 4.850%, 02/01/2049	8,453	0.0
11,000	ONEOK, Inc., 4.950%, 07/13/2047	9,477	0.0
30,000	ONEOK, Inc., 5.050%, 11/01/2034	29,354	0.0
9,000	ONEOK, Inc., 5.050%, 04/01/2045	7,959	0.0
11,000	ONEOK, Inc., 5.150%, 10/15/2043	9,974	0.0
17,000	ONEOK, Inc., 5.200%, 07/15/2048	15,082	0.0
10,000	ONEOK, Inc., 5.450%, 06/01/2047	9,187	0.0
14,000	ONEOK, Inc., 5.550%, 11/01/2026	14,046	0.0
7,000	ONEOK, Inc., 5.600%, 04/01/2044	6,625	0.0
14,000	ONEOK, Inc., 5.650%, 11/01/2028	14,295	0.0
29,000	ONEOK, Inc., 5.700%, 11/01/2054	26,946	0.0
10,000	ONEOK, Inc., 5.800%, 11/01/2030	10,352	0.0
8,000	ONEOK, Inc., 6.000%, 06/15/2035	8,329	0.0
29,000	ONEOK, Inc., 6.050%, 09/01/2033	30,369	0.0
14,000	ONEOK, Inc., 6.100%, 11/15/2032	14,740	0.0
12,000	ONEOK, Inc., 6.350%, 01/15/2031	12,649	0.0
30,000	ONEOK, Inc., 6.625%, 09/01/2053	31,465	0.0
17,000	ONEOK, Inc., 7.150%, 01/15/2051	18,863	0.0
12,000	Ovintiv, Inc., 6.250%, 07/15/2033	12,628	0.0
12,000	Ovintiv, Inc., 6.500%, 08/15/2034	12,823	0.0
9,000	Ovintiv, Inc., 6.500%, 02/01/2038	9,496	0.0
9,000	Ovintiv, Inc., 6.625%, 08/15/2037	9,636	0.0
7,000	Ovintiv, Inc., 7.200%, 11/01/2031	7,682	0.0
10,000	Ovintiv, Inc., 7.375%, 11/01/2031	11,064	0.0
6,000	Ovintiv, Inc., 8.125%, 09/15/2030	6,690	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
7,000	Patterson-UTI Energy, Inc., 5.150%, 11/15/2029	$7,014	0.0
8,000	Patterson-UTI Energy, Inc., 7.150%, 10/01/2033	8,599	0.0
58,000	Petroleos Mexicanos, 6.700%, 02/16/2032	58,523	0.0
16,000	Phillips 66, 2.150%, 12/15/2030	14,357	0.0
19,000	Phillips 66, 3.300%, 03/15/2052	12,484	0.0
15,000	Phillips 66, 3.900%, 03/15/2028	14,835	0.0
19,000	Phillips 66, 4.650%, 11/15/2034	18,419	0.0
29,000	Phillips 66, 4.875%, 11/15/2044	25,923	0.0
29,000	Phillips 66, 5.875%, 05/01/2042	29,411	0.0
11,000	Phillips 66 Co., 3.150%, 12/15/2029	10,474	0.0
9,000	Phillips 66 Co., 3.550%, 10/01/2026	8,985	0.0
8,000	Phillips 66 Co., 3.750%, 03/01/2028	7,897	0.0
9,000	Phillips 66 Co., 4.680%, 02/15/2045	7,715	0.0
12,000	Phillips 66 Co., 4.900%, 10/01/2046	10,511	0.0
14,000	Phillips 66 Co., 4.950%, 12/01/2027	14,091	0.0
12,000 (3)	Phillips 66 Co., 4.950%, 03/15/2035	11,829	0.0
23,000	Phillips 66 Co., 5.250%, 06/15/2031	23,410	0.0
17,000	Phillips 66 Co., 5.300%, 06/30/2033	17,231	0.0
12,000 (3)	Phillips 66 Co., 5.500%, 03/15/2055	11,197	0.0
10,000	Phillips 66 Co., 5.650%, 06/15/2054	9,485	0.0
22,000	Pioneer Natural Resources Co., 1.900%, 08/15/2030	19,750	0.0
20,000	Pioneer Natural Resources Co., 2.150%, 01/15/2031	17,939	0.0
93,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/2044	80,604	0.0
27,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	26,825	0.0
40,000	Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	39,626	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
8,496	Sabine Pass Liquefaction LLC, 5.900%, 09/15/2037	$8,870	0.0
45,000 (5)	Shell Finance US, Inc., 3.000%, 11/26/2051	29,273	0.0
60,000	Shell Finance US, Inc., 3.750%, 09/12/2046	46,415	0.0
196,000 (3)	Shell Finance US, Inc., 4.125%, 05/11/2035	184,744	0.1
86,000	Shell Finance US, Inc., 4.375%, 05/11/2045	73,226	0.0
13,000	South Bow USA Infrastructure Holdings LLC, 4.911%, 09/01/2027	13,035	0.0
19,000	South Bow USA Infrastructure Holdings LLC, 5.026%, 10/01/2029	19,069	0.0
24,000	South Bow USA Infrastructure Holdings LLC, 5.584%, 10/01/2034	23,919	0.0
13,000	South Bow USA Infrastructure Holdings LLC, 6.176%, 10/01/2054	12,443	0.0
13,000	Southwestern Energy Co., 5.375%, 02/01/2029	13,001	0.0
111,000	Spectra Energy Partners L.P., 4.500%, 03/15/2045	94,218	0.0
71,000	Suncor Energy, Inc., 3.750%, 03/04/2051	51,669	0.0
15,000	Targa Resources Corp., 4.200%, 02/01/2033	14,222	0.0
65,000	Targa Resources Corp., 4.950%, 04/15/2052	55,984	0.0
15,000	Targa Resources Corp., 5.200%, 07/01/2027	15,096	0.0
50,000	Targa Resources Corp., 6.050%, 05/15/2056	49,490	0.0
18,000	Targa Resources Corp., 6.125%, 03/15/2033	18,971	0.0
20,000	Targa Resources Corp., 6.150%, 03/01/2029	20,714	0.0
10,000	Targa Resources Corp., 6.250%, 07/01/2052	10,170	0.0
20,000	Targa Resources Corp., 6.500%, 03/30/2034	21,564	0.0
17,000	Targa Resources Corp., 6.500%, 02/15/2053	17,806	0.0
20,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	18,974	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
20,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	$19,931	0.0
14,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	13,995	0.0
19,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.500%, 03/01/2030	19,160	0.0
9,000	TC PipeLines L.P., 3.900%, 05/25/2027	8,957	0.0
8,000	Texas Eastern Transmission L.P., 7.000%, 07/15/2032	8,819	0.0
25,000	TotalEnergies Capital International SA, 2.829%, 01/10/2030	23,608	0.0
16,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	11,978	0.0
51,000	TotalEnergies Capital International SA, 3.127%, 05/29/2050	33,947	0.0
131,000	TotalEnergies Capital International SA, 3.386%, 06/29/2060	85,687	0.0
25,000	TotalEnergies Capital International SA, 3.455%, 02/19/2029	24,404	0.0
20,000	TotalEnergies Capital International SA, 3.461%, 07/12/2049	14,253	0.0
20,000	TotalEnergies Capital SA, 3.883%, 10/11/2028	19,806	0.0
25,000	TotalEnergies Capital SA, 5.150%, 04/05/2034	25,363	0.0
36,000 (3)	TotalEnergies Capital SA, 5.488%, 04/05/2054	34,810	0.0
25,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	24,226	0.0
86,000	TransCanada PipeLines Ltd., 4.625%, 03/01/2034	83,160	0.0
85,000	TransCanada PipeLines Ltd., 7.625%, 01/15/2039	100,244	0.1
14,000	Valero Energy Corp., 3.650%, 12/01/2051	9,801	0.0
78,000	Valero Energy Corp., 6.625%, 06/15/2037	85,757	0.0
24,000	Viper Energy Partners LLC, 5.700%, 08/01/2035	24,394	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
22,000	Western Midstream Operating L.P., 4.050%, 02/01/2030	$21,319	0.0
7,000	Western Midstream Operating L.P., 4.500%, 03/01/2028	6,973	0.0
8,000	Western Midstream Operating L.P., 4.750%, 08/15/2028	7,985	0.0
23,000	Western Midstream Operating L.P., 5.250%, 02/01/2050	19,967	0.0
14,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	12,198	0.0
12,000	Western Midstream Operating L.P., 5.450%, 04/01/2044	10,937	0.0
7,000	Western Midstream Operating L.P., 5.500%, 08/15/2048	6,244	0.0
15,000	Western Midstream Operating L.P., 6.150%, 04/01/2033	15,652	0.0
12,000	Western Midstream Operating L.P., 6.350%, 01/15/2029	12,415	0.0
252,000	Williams Cos., Inc., 2.600%, 03/15/2031	228,126	0.1
83,000	Williams Cos., Inc., 3.500%, 10/15/2051	57,581	0.0
15,000	Williams Cos., Inc., 5.100%, 09/15/2045	13,656	0.0
141,000	Williams Cos., Inc., 5.400%, 03/04/2044	134,003	0.1
24,000	Woodside Finance Ltd., 5.100%, 09/12/2034	23,602	0.0
41,000	Woodside Finance Ltd., 5.700%, 09/12/2054	39,312	0.0
		8,811,033	1.6

	Financial: 8.8%
171,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.450%, 10/29/2026	169,967	0.1
210,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, 10/29/2028	202,180	0.1
161,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	147,208	0.1
152,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.100%, 01/15/2027	153,139	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.450%, 04/15/2027	$222,841	0.1
16,000	Affiliated Managers Group, Inc., 5.500%, 02/15/2036	15,835	0.0
6,000	Aflac, Inc., 2.875%, 10/15/2026	5,975	0.0
20,000	Aflac, Inc., 3.600%, 04/01/2030	19,304	0.0
8,000	Aflac, Inc., 4.000%, 10/15/2046	6,376	0.0
11,000 (3)	Aflac, Inc., 4.750%, 01/15/2049	9,688	0.0
7,000	Agree L.P., 2.000%, 06/15/2028	6,665	0.0
6,000	Agree L.P., 2.600%, 06/15/2033	5,132	0.0
7,000	Agree L.P., 2.900%, 10/01/2030	6,499	0.0
6,000	Agree L.P., 4.800%, 10/01/2032	5,936	0.0
9,000	Agree L.P., 5.625%, 06/15/2034	9,254	0.0
24,000	Air Lease Corp., 1.875%, 08/15/2026	23,923	0.0
10,000	Air Lease Corp., 2.100%, 09/01/2028	9,443	0.0
15,000	Air Lease Corp., 2.200%, 01/15/2027	14,810	0.0
15,000	Air Lease Corp., 3.125%, 12/01/2030	13,900	0.0
10,000	Air Lease Corp., 3.250%, 10/01/2029	9,515	0.0
10,000	Air Lease Corp., 3.625%, 04/01/2027	9,927	0.0
10,000	Air Lease Corp., 3.625%, 12/01/2027	9,863	0.0
10,000	Air Lease Corp., 4.625%, 10/01/2028	9,969	0.0
10,000	Air Lease Corp., 5.100%, 03/01/2029	10,066	0.0
14,000	Air Lease Corp., 5.300%, 02/01/2028	14,128	0.0
14,000	Air Lease Corp., 5.850%, 12/15/2027	14,229	0.0
15,000	Air Lease Corp., MTN, 2.875%, 01/15/2032	13,419	0.0
13,000	Air Lease Corp., MTN, 3.000%, 02/01/2030	12,172	0.0
14,000	Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	11,432	0.0
25,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	21,085	0.0
100,000	Alexandria Real Estate Equities, Inc., 3.000%, 05/18/2051	63,623	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
8,000 (3)	Alexandria Real Estate Equities, Inc., 5.150%, 04/15/2053	$7,069	0.0
4,000	Alleghany Corp., 3.250%, 08/15/2051	2,668	0.0
10,000	Alleghany Corp., 3.625%, 05/15/2030	9,679	0.0
6,000	Alleghany Corp., 4.900%, 09/15/2044	5,398	0.0
202,000	Allstate Corp., 3.280%, 12/15/2026	201,192	0.1
21,000	Allstate Corp., 3.850%, 08/10/2049	15,897	0.0
14,000	Allstate Corp., 4.200%, 12/15/2046	11,345	0.0
10,000	Allstate Corp., 4.500%, 06/15/2043	8,696	0.0
11,000 (4)	Allstate Corp., 6.500%, 05/15/2067	11,306	0.0
5,000 (4)	Ally Financial, Inc., 6.184%, 07/26/2035	5,084	0.0
96,000	Ally Financial, Inc., 8.000%, 11/01/2031	106,951	0.0
14,000	American Assets Trust L.P., 6.150%, 10/01/2034	14,242	0.0
24,000	American Express Co., 1.650%, 11/04/2026	23,795	0.0
38,000	American Express Co., 2.550%, 03/04/2027	37,584	0.0
35,000	American Express Co., 3.300%, 05/03/2027	34,722	0.0
22,000	American Express Co., 4.050%, 05/03/2029	21,795	0.0
170,000	American Express Co., 4.050%, 12/03/2042	144,065	0.1
27,000 (4)	American Express Co., 4.420%, 08/03/2033	26,285	0.0
15,000 (4)	American Express Co., 4.989%, 05/26/2033	14,921	0.0
27,000 (4)	American Express Co., 5.043%, 05/01/2034	27,053	0.0
33,000 (4)	American Express Co., 5.282%, 07/27/2029	33,440	0.0
26,000 (4)	American Express Co., 5.389%, 07/28/2027	26,017	0.0
24,000 (4)	American Express Co., 5.625%, 07/28/2034	24,568	0.0
33,000	American Express Co., 5.850%, 11/05/2027	33,632	0.0
7,000	American Express Credit Corp., MTN, 3.300%, 05/03/2027	6,948	0.0
12,000	American Financial Group, Inc., 4.500%, 06/15/2047	9,928	0.0
17,000	American Financial Group, Inc., 5.250%, 04/02/2030	17,181	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
9,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	$7,967	0.0
17,000	American Homes 4 Rent L.P., 3.375%, 07/15/2051	11,492	0.0
12,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	11,151	0.0
10,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	9,931	0.0
6,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	4,766	0.0
8,000	American Homes 4 Rent L.P., 4.900%, 02/15/2029	8,028	0.0
12,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	12,158	0.0
10,000	American Homes 4 Rent L.P., 5.500%, 07/15/2034	10,125	0.0
7,000	American International Group, Inc., 3.400%, 06/30/2030	6,658	0.0
25,000	American International Group, Inc., 3.875%, 01/15/2035	23,015	0.0
20,000	American International Group, Inc., 4.375%, 06/30/2050	16,575	0.0
15,000	American International Group, Inc., 4.500%, 07/16/2044	13,087	0.0
20,000	American International Group, Inc., 4.750%, 04/01/2048	17,629	0.0
21,000	American International Group, Inc., 5.125%, 03/27/2033	21,158	0.0
18,000	American National Group, Inc., 6.000%, 07/15/2035	17,942	0.0
171,000	American Tower Corp., 2.700%, 04/15/2031	155,651	0.1
64,000	American Tower Corp., 2.950%, 01/15/2051	40,188	0.0
171,000	American Tower Corp., 3.375%, 10/15/2026	170,538	0.1
151,000	American Tower Corp., 3.550%, 07/15/2027	149,712	0.1
14,000	Americold Realty Operating Partnership L.P., 5.409%, 09/12/2034	13,615	0.0
34,000	Ameriprise Financial, Inc., 5.150%, 05/15/2033	34,411	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
3,000	Ameriprise Financial, Inc., 5.200%, 04/15/2035	$2,989	0.0
5,000	Andrew W Mellon Foundation 2020, 0.947%, 08/01/2027	4,820	0.0
171,000	Aon Corp., 3.750%, 05/02/2029	166,925	0.1
64,000	Aon Global Ltd., 4.450%, 05/24/2043	54,827	0.0
49,000	Aon Global Ltd., 4.600%, 06/14/2044	42,848	0.0
21,000	Apollo Debt Solutions BDC, 6.550%, 03/15/2032	21,185	0.0
12,000	Apollo Debt Solutions BDC, 6.700%, 07/29/2031	12,238	0.0
13,000	Apollo Debt Solutions BDC, 6.900%, 04/13/2029	13,345	0.0
34,000	Apollo Global Management, Inc., 5.800%, 05/21/2054	32,234	0.0
10,000 (3)	Apollo Global Management, Inc., 6.375%, 11/15/2033	10,661	0.0
10,000	Arch Capital Finance LLC, 4.011%, 12/15/2026	9,994	0.0
2,000	Arch Capital Group Ltd., 3.635%, 06/30/2050	1,457	0.0
17,000	Arch Capital Group Ltd., 7.350%, 05/01/2034	19,437	0.0
83,000 (3)	Ares Capital Corp., 3.200%, 11/15/2031	72,855	0.0
13,000	Ares Management Corp., 5.600%, 10/11/2054	11,808	0.0
9,000	Ares Management Corp., 6.375%, 11/10/2028	9,315	0.0
55,000	Ares Strategic Income Fund, 6.200%, 03/21/2032	54,442	0.0
8,000 (3)	Arthur J Gallagher & Co., 2.400%, 11/09/2031	7,067	0.0
63,000	Arthur J Gallagher & Co., 3.050%, 03/09/2052	39,706	0.0
17,000	Arthur J Gallagher & Co., 3.500%, 05/20/2051	11,759	0.0
10,000	Arthur J Gallagher & Co., 5.450%, 07/15/2034	10,158	0.0
7,000	Arthur J Gallagher & Co., 5.500%, 03/02/2033	7,166	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
12,000	Arthur J Gallagher & Co., 5.750%, 03/02/2053	$11,697	0.0
10,000	Arthur J Gallagher & Co., 5.750%, 07/15/2054	9,749	0.0
8,000	Arthur J Gallagher & Co., 6.500%, 02/15/2034	8,638	0.0
12,000	Arthur J Gallagher & Co., 6.750%, 02/15/2054	13,179	0.0
5,000	Aspen Insurance Holdings Ltd., 5.750%, 07/01/2030	5,130	0.0
5,000 (4)	Associated Banc-Corp., 6.455%, 08/29/2030	5,147	0.0
13,000	Assurant, Inc., 5.550%, 02/15/2036	12,951	0.0
10,000	Assured Guaranty US Holdings, Inc., 3.150%, 06/15/2031	9,280	0.0
8,000	Assured Guaranty US Holdings, Inc., 3.600%, 09/15/2051	5,555	0.0
7,000	Assured Guaranty US Holdings, Inc., 6.125%, 09/15/2028	7,202	0.0
39,000	Athene Holding Ltd., 3.450%, 05/15/2052	24,422	0.0
10,000	Athene Holding Ltd., 3.500%, 01/15/2031	9,373	0.0
10,000	Athene Holding Ltd., 3.950%, 05/25/2051	6,893	0.0
20,000	Athene Holding Ltd., 4.125%, 01/12/2028	19,815	0.0
12,000 (3)	Athene Holding Ltd., 5.875%, 01/15/2034	12,141	0.0
10,000	Athene Holding Ltd., 6.150%, 04/03/2030	10,375	0.0
20,000	Athene Holding Ltd., 6.250%, 04/01/2054	18,442	0.0
8,000	Athene Holding Ltd., 6.650%, 02/01/2033	8,439	0.0
13,000	Australia & New Zealand Banking Group Ltd./New York NY, 4.750%, 01/18/2027	13,044	0.0
171,000	AvalonBay Communities, Inc., MTN, 2.300%, 03/01/2030	157,765	0.1
15,000 (4)	AXIS Specialty Finance LLC, 4.900%, 01/15/2040	14,716	0.0
6,000	Bain Capital Specialty Finance, Inc., 5.950%, 03/15/2030	5,846	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
200,000	Banco Bilbao Vizcaya Argentaria SA, 5.127%, 03/03/2036	$194,658	0.1
200,000 (4)	Banco Bilbao Vizcaya Argentaria SA, 6.138%, 09/14/2028	203,687	0.1
200,000	Banco Santander SA, 3.306%, 06/27/2029	192,703	0.1
200,000	Banco Santander SA, 3.800%, 02/23/2028	197,546	0.1
200,000	Banco Santander SA, 4.250%, 04/11/2027	199,792	0.1
400,000	Banco Santander SA, 5.588%, 08/08/2028	407,044	0.1
64,000 (4)	Bank of America Corp., 1.734%, 07/22/2027	63,903	0.0
86,000 (4)	Bank of America Corp., 2.299%, 07/21/2032	75,988	0.0
75,000 (4)	Bank of America Corp., 2.572%, 10/20/2032	66,773	0.0
69,000 (4)	Bank of America Corp., 2.592%, 04/29/2031	63,681	0.0
81,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	73,387	0.0
300,000 (4)	Bank of America Corp., 2.972%, 07/21/2052	193,941	0.1
81,000 (4)	Bank of America Corp., 3.311%, 04/22/2042	62,827	0.0
137,000 (4)	Bank of America Corp., 3.419%, 12/20/2028	134,729	0.0
46,000 (4)	Bank of America Corp., 3.705%, 04/24/2028	45,694	0.0
29,000 (4)	Bank of America Corp., 3.946%, 01/23/2049	22,756	0.0
46,000 (4)	Bank of America Corp., 4.244%, 04/24/2038	42,053	0.0
51,000 (4)	Bank of America Corp., 4.376%, 04/27/2028	50,953	0.0
93,000 (4)	Bank of America Corp., 4.571%, 04/27/2033	91,191	0.0
157,000 (4)	Bank of America Corp., 5.202%, 04/25/2029	158,488	0.1
114,000 (4)	Bank of America Corp., 5.288%, 04/25/2034	115,552	0.0
12,000 (4)	Bank of America Corp., 5.468%, 01/23/2035	12,239	0.0
65,000 (4)	Bank of America Corp., 5.872%, 09/15/2034	67,961	0.0
34,000 (4)	Bank of America Corp., 5.933%, 09/15/2027	34,101	0.0
46,000 (4)	Bank of America Corp., 6.204%, 11/10/2028	46,974	0.0
46,000 (4)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	45,568	0.0
58,000 (4)	Bank of America Corp., MTN, 1.922%, 10/24/2031	51,476	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
69,000 (4)	Bank of America Corp., MTN, 2.087%, 06/14/2029	$65,715	0.0
81,000 (4)	Bank of America Corp., MTN, 2.496%, 02/13/2031	74,867	0.0
51,000 (4)	Bank of America Corp., MTN, 2.551%, 02/04/2028	50,428	0.0
115,000 (4)	Bank of America Corp., MTN, 2.676%, 06/19/2041	83,522	0.0
46,000 (4)	Bank of America Corp., MTN, 2.884%, 10/22/2030	43,398	0.0
86,000 (4)	Bank of America Corp., MTN, 2.972%, 02/04/2033	77,647	0.0
58,000 (4)	Bank of America Corp., MTN, 3.194%, 07/23/2030	55,441	0.0
58,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	57,308	0.0
58,000 (4)	Bank of America Corp., MTN, 3.824%, 01/20/2028	57,800	0.0
58,000 (4)	Bank of America Corp., MTN, 3.970%, 03/05/2029	57,389	0.0
69,000 (4)	Bank of America Corp., MTN, 3.974%, 02/07/2030	67,711	0.0
34,000 (4)	Bank of America Corp., MTN, 4.078%, 04/23/2040	29,829	0.0
127,000 (4)	Bank of America Corp., MTN, 4.083%, 03/20/2051	100,644	0.0
46,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	46,006	0.0
69,000 (4)	Bank of America Corp., MTN, 4.271%, 07/23/2029	68,463	0.0
63,000 (4)	Bank of America Corp., MTN, 4.330%, 03/15/2050	52,047	0.0
46,000 (4)	Bank of America Corp., MTN, 4.443%, 01/20/2048	39,253	0.0
12,000	Bank of America Corp., MTN, 4.875%, 04/01/2044	11,197	0.0
69,000 (4)	Bank of America Corp., MTN, 4.948%, 07/22/2028	69,292	0.0
46,000	Bank of America Corp., MTN, 5.000%, 01/21/2044	43,298	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
115,000 (4)	Bank of America Corp., MTN, 5.015%, 07/22/2033	$115,202	0.0
34,000	Bank of America Corp., MTN, 5.875%, 02/07/2042	35,347	0.0
26,000 (4)	Bank of America Corp. N, 2.651%, 03/11/2032	23,585	0.0
22,000 (4)	Bank of America Corp. N, 3.483%, 03/13/2052	15,676	0.0
46,000	Bank of America Corp., L, 4.183%, 11/25/2027	45,787	0.0
12,000 (3)	Bank of America Corp., L, 4.750%, 04/21/2045	10,719	0.0
150,000 (4)	Bank of Montreal, 3.088%, 01/10/2037	134,566	0.0
32,000 (4)	Bank of Montreal, 3.803%, 12/15/2032	31,508	0.0
9,000 (3)	Bank of New York Mellon Corp., 2.500%, 01/26/2032	8,078	0.0
35,000 (4)	Bank of New York Mellon Corp., 5.085%, 04/23/2037	34,690	0.0
26,000 (4)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	26,341	0.0
24,000 (4)	Bank of New York Mellon Corp., 5.606%, 07/21/2039	24,491	0.0
10,000	Bank of New York Mellon Corp., MTN, 1.650%, 01/28/2031	8,854	0.0
141,000	Bank of New York Mellon Corp., MTN, 3.000%, 10/30/2028	136,102	0.0
151,000	Bank of New York Mellon Corp., MTN, 3.250%, 05/16/2027	149,804	0.1
171,000 (4)	Bank of New York Mellon Corp., MTN, 3.442%, 02/07/2028	170,236	0.1
18,000 (4)	Bank of New York Mellon Corp., MTN, 5.188%, 03/14/2035	18,184	0.0
30,000 (4)	Bank of New York Mellon Corp., MTN, 5.834%, 10/25/2033	31,524	0.0
22,000 (4)	Bank of New York Mellon Corp., MTN, 6.474%, 10/25/2034	23,934	0.0
7,000 (4)	Bank of New York Mellon Corp. J, 4.967%, 04/26/2034	6,994	0.0
18,000	Bank of Nova Scotia, 1.300%, 09/15/2026	17,895	0.0
15,000	Bank of Nova Scotia, 1.950%, 02/02/2027	14,812	0.0
13,000	Bank of Nova Scotia, 2.150%, 08/01/2031	11,492	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000	Bank of Nova Scotia, 2.450%, 02/02/2032	$15,055	0.0
25,000	Bank of Nova Scotia, 2.700%, 08/03/2026	24,965	0.0
14,000	Bank of Nova Scotia, 2.951%, 03/11/2027	13,875	0.0
25,000 (4)	Bank of Nova Scotia, 4.588%, 05/04/2037	24,154	0.0
25,000	Bank of Nova Scotia, 4.850%, 02/01/2030	25,169	0.0
15,000	Bank of Nova Scotia, 5.250%, 06/12/2028	15,234	0.0
23,000	Bank of Nova Scotia, 5.350%, 12/07/2026	23,114	0.0
78,000	Bank of Nova Scotia, 5.650%, 02/01/2034	80,896	0.0
5,000	BankUnited, Inc., 5.125%, 06/11/2030	4,966	0.0
401,000 (4)	Barclays PLC, 3.811%, 03/10/2042	315,526	0.1
50,000	Barclays PLC, 5.250%, 08/17/2045	47,068	0.0
210,000 (4)	Barclays PLC, 6.496%, 09/13/2027	210,789	0.1
10,000	Barings BDC, Inc., 7.000%, 02/15/2029	10,160	0.0
7,000	Barings Private Credit Corp., 6.150%, 06/11/2030	6,840	0.0
15,000	Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	13,323	0.0
10,000 (3)	Berkshire Hathaway Finance Corp., 1.850%, 03/12/2030	9,172	0.0
20,000 (3)	Berkshire Hathaway Finance Corp., 2.875%, 03/15/2032	18,492	0.0
56,000	Berkshire Hathaway Finance Corp., 3.850%, 03/15/2052	42,403	0.0
48,000	Berkshire Hathaway Finance Corp., 4.200%, 08/15/2048	39,242	0.0
40,000	Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	32,923	0.0
10,000	Berkshire Hathaway Finance Corp., 4.300%, 05/15/2043	8,830	0.0
15,000	Berkshire Hathaway Finance Corp., 4.400%, 05/15/2042	13,410	0.0
15,000	Berkshire Hathaway Finance Corp., 5.750%, 01/15/2040	16,098	0.0
20,000	Berkshire Hathaway, Inc., 4.500%, 02/11/2043	18,038	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
23,000	BGC Group, Inc., 6.150%, 04/02/2030	$23,479	0.0
33,000	BlackRock Funding, Inc., 5.350%, 01/08/2055	31,515	0.0
200,000 (3)	BlackRock, Inc., 1.900%, 01/28/2031	178,494	0.1
25,000	Blackstone Private Credit Fund, 2.625%, 12/15/2026	24,731	0.0
20,000	Blackstone Private Credit Fund, 3.250%, 03/15/2027	19,755	0.0
13,000	Blackstone Private Credit Fund, 4.000%, 01/15/2029	12,427	0.0
10,000	Blackstone Private Credit Fund, 5.950%, 07/16/2029	10,007	0.0
54,000 (3)	Blackstone Private Credit Fund, 6.000%, 11/22/2034	52,003	0.0
10,000	Blackstone Private Credit Fund, 6.250%, 01/25/2031	10,013	0.0
10,000	Blackstone Private Credit Fund, 7.300%, 11/27/2028	10,320	0.0
27,000	Blackstone Reg Finance Co. LLC, 4.950%, 02/15/2036	26,216	0.0
30,000	Blackstone Secured Lending Fund, 5.125%, 01/31/2031	28,746	0.0
80,000	Blue Owl Capital Corp., 2.625%, 01/15/2027	78,973	0.0
12,000	Blue Owl Capital Corp., 6.200%, 07/15/2030	11,963	0.0
59,000 (3)	Blue Owl Credit Income Corp., 6.650%, 03/15/2031	59,026	0.0
13,000 (3)	Blue Owl Finance LLC, 4.125%, 10/07/2051	8,975	0.0
20,000	Blue Owl Finance LLC, 6.250%, 04/18/2034	19,588	0.0
22,000 (3)	Blue Owl Technology Finance Corp., 6.750%, 04/04/2029	22,111	0.0
76,000	Boston Properties L.P., 3.250%, 01/30/2031	70,534	0.0
35,000	Boston Properties L.P., 5.750%, 01/15/2035	35,349	0.0
75,000 (3)	Brighthouse Financial, Inc., 5.625%, 05/15/2030	75,716	0.0
7,000	Brixmor Operating Partnership L.P., 2.250%, 04/01/2028	6,729	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	Brixmor Operating Partnership L.P., 2.500%, 08/16/2031	$8,909	0.0
8,000	Brixmor Operating Partnership L.P., 3.900%, 03/15/2027	7,970	0.0
16,000	Brixmor Operating Partnership L.P., 4.050%, 07/01/2030	15,565	0.0
15,000	Brixmor Operating Partnership L.P., 4.125%, 05/15/2029	14,782	0.0
8,000	Brixmor Operating Partnership L.P., 5.500%, 02/15/2034	8,178	0.0
10,000	Brixmor Operating Partnership L.P., 5.750%, 02/15/2035	10,350	0.0
11,000	Broadstone Net Lease LLC, 5.000%, 11/01/2032	10,849	0.0
33,000	Brookfield Asset Management Ltd., 6.077%, 09/15/2055	33,165	0.0
12,000	Brookfield Finance LLC / Brookfield Finance, Inc., 3.450%, 04/15/2050	8,142	0.0
151,000 (3)	Brookfield Finance, Inc., 2.724%, 04/15/2031	137,323	0.0
12,000	Brookfield Finance, Inc., 3.500%, 03/30/2051	8,193	0.0
8,000	Brookfield Finance, Inc., 3.625%, 02/15/2052	5,568	0.0
9,000	Brookfield Finance, Inc., 4.700%, 09/20/2047	7,625	0.0
4,000	Brookfield Finance, Inc., 5.675%, 01/15/2035	4,067	0.0
15,000	Brookfield Finance, Inc., 5.968%, 03/04/2054	14,831	0.0
14,000	Brown & Brown, Inc., 2.375%, 03/15/2031	12,434	0.0
12,000	Brown & Brown, Inc., 4.200%, 03/17/2032	11,415	0.0
7,000	Brown & Brown, Inc., 4.500%, 03/15/2029	6,953	0.0
12,000	Brown & Brown, Inc., 4.950%, 03/17/2052	10,189	0.0
38,000 (3)	Brown & Brown, Inc., 6.250%, 06/23/2055	38,358	0.0
15,000	Camden Property Trust, 2.800%, 05/15/2030	14,030	0.0
12,000	Camden Property Trust, 3.150%, 07/01/2029	11,523	0.0
6,000	Camden Property Trust, 3.350%, 11/01/2049	4,232	0.0
8,000	Camden Property Trust, 4.100%, 10/15/2028	7,940	0.0
8,000	Camden Property Trust, 4.900%, 01/15/2034	7,972	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
10,000	Camden Property Trust, 5.850%, 11/03/2026	$10,044	0.0
22,000	Canadian Imperial Bank of Commerce, 3.450%, 04/07/2027	21,866	0.0
22,000	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	20,656	0.0
22,000	Canadian Imperial Bank of Commerce, 5.001%, 04/28/2028	22,194	0.0
10,000	Canadian Imperial Bank of Commerce, 5.615%, 07/17/2026	10,006	0.0
19,000	Canadian Imperial Bank of Commerce, 5.926%, 10/02/2026	19,085	0.0
15,000	Canadian Imperial Bank of Commerce, 5.986%, 10/03/2028	15,441	0.0
64,000	Canadian Imperial Bank of Commerce, 6.092%, 10/03/2033	68,054	0.0
25,000 (4)	Capital One Financial Corp., 1.878%, 11/02/2027	24,771	0.0
20,000 (4)	Capital One Financial Corp., 2.359%, 07/29/2032	17,367	0.0
10,000 (4)	Capital One Financial Corp., 2.618%, 11/02/2032	8,868	0.0
25,000 (4)	Capital One Financial Corp., 3.273%, 03/01/2030	24,079	0.0
20,000	Capital One Financial Corp., 3.650%, 05/11/2027	19,879	0.0
27,000	Capital One Financial Corp., 3.750%, 03/09/2027	26,886	0.0
28,000	Capital One Financial Corp., 3.800%, 01/31/2028	27,660	0.0
32,000 (4)	Capital One Financial Corp., 4.927%, 05/10/2028	32,080	0.0
31,000 (4)	Capital One Financial Corp., 5.197%, 09/11/2036	30,188	0.0
18,000 (4)	Capital One Financial Corp., 5.247%, 07/26/2030	18,193	0.0
22,000 (4)	Capital One Financial Corp., 5.268%, 05/10/2033	22,069	0.0
51,000 (4)	Capital One Financial Corp., 5.399%, 01/30/2037	50,348	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
32,000 (4)	Capital One Financial Corp., 5.463%, 07/26/2030	$32,531	0.0
20,000 (4)	Capital One Financial Corp., 5.468%, 02/01/2029	20,252	0.0
20,000 (4)	Capital One Financial Corp., 5.700%, 02/01/2030	20,418	0.0
25,000 (4)	Capital One Financial Corp., 5.817%, 02/01/2034	25,694	0.0
20,000 (4)	Capital One Financial Corp., 6.051%, 02/01/2035	20,785	0.0
36,000 (4)	Capital One Financial Corp., 6.312%, 06/08/2029	37,027	0.0
36,000 (4)	Capital One Financial Corp., 6.377%, 06/08/2034	38,107	0.0
15,000 (4)	Capital One Financial Corp., 7.149%, 10/29/2027	15,121	0.0
36,000 (4)	Capital One Financial Corp., 7.624%, 10/30/2031	39,493	0.0
6,000	Capital Southwest Corp., 5.950%, 09/18/2030	5,983	0.0
14,000	Carlyle Group, Inc., 5.050%, 09/19/2035	13,408	0.0
10,000	Carlyle Secured 5.75 2/31, 5.750%, 02/15/2031	9,639	0.0
10,000	Cboe Global Markets, Inc., 1.625%, 12/15/2030	8,747	0.0
6,000	Cboe Global Markets, Inc., 3.000%, 03/16/2032	5,468	0.0
13,000	Cboe Global Markets, Inc., 3.650%, 01/12/2027	12,955	0.0
10,000 (3)	CBRE Services, Inc., 2.500%, 04/01/2031	8,982	0.0
14,000	CBRE Services, Inc., 5.250%, 06/01/2036	13,811	0.0
10,000	CBRE Services, Inc., 5.500%, 04/01/2029	10,205	0.0
18,000	CBRE Services, Inc., 5.500%, 06/15/2035	18,205	0.0
20,000	CBRE Services, Inc., 5.950%, 08/15/2034	20,869	0.0
15,000	Charles Schwab Corp., 1.650%, 03/11/2031	13,121	0.0
17,000	Charles Schwab Corp., 1.950%, 12/01/2031	14,800	0.0
25,000	Charles Schwab Corp., 2.000%, 03/20/2028	24,006	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
15,000 (3)	Charles Schwab Corp., 2.300%, 05/13/2031	$13,470	0.0
30,000	Charles Schwab Corp., 2.450%, 03/03/2027	29,645	0.0
10,000	Charles Schwab Corp., 2.750%, 10/01/2029	9,462	0.0
20,000 (3)	Charles Schwab Corp., 2.900%, 03/03/2032	18,167	0.0
13,000	Charles Schwab Corp., 3.200%, 03/02/2027	12,914	0.0
14,000	Charles Schwab Corp., 3.200%, 01/25/2028	13,758	0.0
12,000	Charles Schwab Corp., 3.250%, 05/22/2029	11,623	0.0
15,000	Charles Schwab Corp., 3.300%, 04/01/2027	14,899	0.0
12,000	Charles Schwab Corp., 4.000%, 02/01/2029	11,888	0.0
10,000 (3)	Charles Schwab Corp., 4.625%, 03/22/2030	10,062	0.0
20,000 (4)	Charles Schwab Corp., 4.914%, 11/14/2036	19,522	0.0
24,000 (4)	Charles Schwab Corp., 5.643%, 05/19/2029	24,462	0.0
26,000 (4)	Charles Schwab Corp., 5.853%, 05/19/2034	27,178	0.0
20,000	Charles Schwab Corp., 5.875%, 08/24/2026	20,024	0.0
26,000 (4)	Charles Schwab Corp., 6.196%, 11/17/2029	26,897	0.0
16,000	Chubb Corp., 6.000%, 05/11/2037	17,090	0.0
17,000	Chubb INA Holdings, Inc., 2.850%, 12/15/2051	10,822	0.0
98,000	Chubb INA Holdings, Inc., 3.050%, 12/15/2061	59,693	0.0
19,000	CI Financial Corp., 3.200%, 12/17/2030	17,172	0.0
7,000	CI Financial Corp., 4.100%, 06/15/2051	4,735	0.0
8,000	Cincinnati Financial Corp., 6.125%, 11/01/2034	8,396	0.0
34,000 (4)	Citigroup, Inc., 2.520%, 11/03/2032	30,141	0.0
58,000 (4)	Citigroup, Inc., 2.561%, 05/01/2032	52,153	0.0
67,000 (4)	Citigroup, Inc., 2.572%, 06/03/2031	61,574	0.0
43,000 (4)	Citigroup, Inc., 2.666%, 01/29/2031	39,920	0.0
20,000 (4)	Citigroup, Inc., 2.904%, 11/03/2042	14,539	0.0
43,000 (4)	Citigroup, Inc., 2.976%, 11/05/2030	40,610	0.0
58,000 (4)	Citigroup, Inc., 3.057%, 01/25/2033	52,559	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
43,000 (4)	Citigroup, Inc., 3.520%, 10/27/2028	$42,423	0.0
48,000 (4)	Citigroup, Inc., 3.668%, 07/24/2028	47,584	0.0
58,000 (4)	Citigroup, Inc., 3.785%, 03/17/2033	54,517	0.0
19,000 (4)	Citigroup, Inc., 3.878%, 01/24/2039	16,569	0.0
48,000 (4)	Citigroup, Inc., 3.980%, 03/20/2030	47,080	0.0
38,000 (4)	Citigroup, Inc., 4.075%, 04/23/2029	37,652	0.0
40,000	Citigroup, Inc., 4.125%, 07/25/2028	39,590	0.0
77,000 (4)	Citigroup, Inc., 4.412%, 03/31/2031	75,907	0.0
74,000	Citigroup, Inc., 4.450%, 09/29/2027	73,895	0.0
58,000 (4)	Citigroup, Inc., 4.542%, 09/19/2030	57,601	0.0
19,000	Citigroup, Inc., 4.650%, 07/30/2045	16,794	0.0
29,000 (4)	Citigroup, Inc., 4.658%, 05/24/2028	29,026	0.0
48,000 (4)	Citigroup, Inc., 4.910%, 05/24/2033	47,767	0.0
58,000 (4)	Citigroup, Inc., 5.174%, 02/13/2030	58,626	0.0
17,000	Citigroup, Inc., 5.300%, 05/06/2044	15,971	0.0
25,000 (4)	Citigroup, Inc., 5.316%, 03/26/2041	24,683	0.0
21,000 (4)	Citigroup, Inc., 5.411%, 09/19/2039	20,769	0.0
48,000 (3)(4)	Citigroup, Inc., 5.449%, 06/11/2035	48,837	0.0
214,000 (4)	Citigroup, Inc., 5.612%, 03/04/2056	209,572	0.1
48,000 (4)	Citigroup, Inc., 5.827%, 02/13/2035	48,942	0.0
9,000	Citigroup, Inc., 5.875%, 02/22/2033	9,356	0.0
19,000	Citigroup, Inc., 5.875%, 01/30/2042	19,687	0.0
13,000	Citigroup, Inc., 6.000%, 10/31/2033	13,591	0.0
61,000 (4)	Citigroup, Inc., 6.174%, 05/25/2034	63,675	0.0
53,000 (4)	Citigroup, Inc., 6.270%, 11/17/2033	56,520	0.0
17,000	Citigroup, Inc., 6.625%, 01/15/2028	17,553	0.0
19,000	Citigroup, Inc., 6.625%, 06/15/2032	20,675	0.0
19,000	Citigroup, Inc., 6.675%, 09/13/2043	20,900	0.0
37,000	Citigroup, Inc., 8.125%, 07/15/2039	46,324	0.0
48,000 (4)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	47,552	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
115,000	Citizens Financial Group, Inc., 3.250%, 04/30/2030	$108,953	0.0
32,000 (4)	Citizens Financial Group, Inc., 5.841%, 01/23/2030	32,803	0.0
40,000	CME Group, Inc., 5.300%, 09/15/2043	39,605	0.0
10,000	CNA Financial Corp., 2.050%, 08/15/2030	8,968	0.0
10,000	CNA Financial Corp., 3.450%, 08/15/2027	9,877	0.0
10,000	CNA Financial Corp., 3.900%, 05/01/2029	9,778	0.0
10,000	CNA Financial Corp., 5.125%, 02/15/2034	9,910	0.0
2,000	CNA Financial Corp., 5.200%, 08/15/2035	1,966	0.0
10,000	CNA Financial Corp., 5.500%, 06/15/2033	10,144	0.0
10,000	CNO Financial Group, Inc., 5.250%, 05/30/2029	10,069	0.0
14,000	CNO Financial Group, Inc., 6.450%, 06/15/2034	14,594	0.0
86,000	Comerica, Inc., 3.800%, 07/22/2026	85,971	0.0
171,000	Cooperatieve Rabobank UA, 3.750%, 07/21/2026	170,917	0.1
78,000	Cooperatieve Rabobank UA, BKNT, 5.250%, 05/24/2041	76,885	0.0
162,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	152,093	0.1
31,000	Corporate Office Properties L.P., 2.750%, 04/15/2031	28,128	0.0
18,000	Cousins Properties L.P., 5.875%, 10/01/2034	18,423	0.0
128,000	Credit Suisse USA, Inc., 7.125%, 07/15/2032	142,557	0.1
171,000	Crown Castle, Inc., 1.050%, 07/15/2026	170,784	0.1
142,000	Crown Castle, Inc., 2.100%, 04/01/2031	124,932	0.0
25,000	Crown Castle, Inc., 2.900%, 04/01/2041	18,194	0.0
48,000	Crown Castle, Inc., 3.250%, 01/15/2051	31,669	0.0
9,000	CubeSmart L.P., 2.000%, 02/15/2031	7,951	0.0
11,000	CubeSmart L.P., 2.250%, 12/15/2028	10,390	0.0
10,000	CubeSmart L.P., 2.500%, 02/15/2032	8,827	0.0
7,000	CubeSmart L.P., 3.000%, 02/15/2030	6,591	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
17,000	CubeSmart L.P., 3.125%, 09/01/2026	$16,963	0.0
7,000	CubeSmart L.P., 4.375%, 02/15/2029	6,944	0.0
125,000 (4)	Deutsche Bank AG/ New York NY, 2.311%, 11/16/2027	123,970	0.0
195,000 (4)	Deutsche Bank AG/ New York NY, 3.547%, 09/18/2031	184,122	0.1
150,000 (4)	Deutsche Bank AG/ New York NY, 5.403%, 09/11/2035	150,104	0.1
170,000 (4)	Deutsche Bank AG/ New York NY, 6.720%, 01/18/2029	175,139	0.1
18,000	Digital Realty Trust L.P., 3.600%, 07/01/2029	17,441	0.0
20,000	Digital Realty Trust L.P., 3.700%, 08/15/2027	19,828	0.0
13,000	Digital Realty Trust L.P., 4.450%, 07/15/2028	12,957	0.0
18,000	Digital Realty Trust L.P., 5.550%, 01/15/2028	18,261	0.0
20,000	Discover Financial Services, 4.100%, 02/09/2027	19,973	0.0
15,000	Discover Financial Services, 6.700%, 11/29/2032	16,299	0.0
11,000 (4)	Discover Financial Services, 7.964%, 11/02/2034	12,656	0.0
10,000	DOC DR, LLC, 2.625%, 11/01/2031	8,931	0.0
7,000	DOC DR, LLC, 3.950%, 01/15/2028	6,936	0.0
8,000	DOC DR, LLC, 4.300%, 03/15/2027	7,993	0.0
13,000	Enact Holdings, Inc., 6.250%, 05/28/2029	13,385	0.0
10,000 (4)	Enstar Finance LLC, 5.500%, 01/15/2042	9,974	0.0
10,000	Enstar Group Ltd., 3.100%, 09/01/2031	8,908	0.0
10,000	Enstar Group Ltd., 4.950%, 06/01/2029	9,968	0.0
47,000	EPR Properties, 3.750%, 08/15/2029	45,207	0.0
13,000	Equinix, Inc., 1.550%, 03/15/2028	12,362	0.0
10,000	Equinix, Inc., 1.800%, 07/15/2027	9,724	0.0
8,000	Equinix, Inc., 2.000%, 05/15/2028	7,640	0.0
22,000	Equinix, Inc., 2.150%, 07/15/2030	19,840	0.0
20,000	Equinix, Inc., 2.500%, 05/15/2031	17,927	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
12,000	Equinix, Inc., 2.900%, 11/18/2026	$11,930	0.0
21,000	Equinix, Inc., 2.950%, 09/15/2051	13,161	0.0
10,000	Equinix, Inc., 3.000%, 07/15/2050	6,385	0.0
24,000	Equinix, Inc., 3.200%, 11/18/2029	22,862	0.0
10,000	Equinix, Inc., 3.400%, 02/15/2052	6,827	0.0
24,000	Equinix, Inc., 3.900%, 04/15/2032	22,694	0.0
30,000	Equitable Holdings, Inc., 4.350%, 04/20/2028	29,815	0.0
23,000	Equitable Holdings, Inc., 5.000%, 04/20/2048	20,113	0.0
10,000	Equitable Holdings, Inc., 5.594%, 01/11/2033	10,215	0.0
55,000	ERP Operating L.P., 4.500%, 07/01/2044	48,195	0.0
9,000	Essent Group Ltd., 6.250%, 07/01/2029	9,282	0.0
11,000	Essential Properties L.P., 5.400%, 12/01/2035	10,894	0.0
82,000	Essex Portfolio L.P., 2.650%, 03/15/2032	72,808	0.0
20,000	Everest Reinsurance Holdings, Inc., 3.125%, 10/15/2052	12,472	0.0
20,000	Everest Reinsurance Holdings, Inc., 3.500%, 10/15/2050	13,605	0.0
8,000	Everest Reinsurance Holdings, Inc., 4.868%, 06/01/2044	7,025	0.0
8,000	Extra Space Storage L.P., 2.200%, 10/15/2030	7,177	0.0
12,000	Extra Space Storage L.P., 2.350%, 03/15/2032	10,464	0.0
12,000	Extra Space Storage L.P., 2.400%, 10/15/2031	10,602	0.0
9,000	Extra Space Storage L.P., 2.550%, 06/01/2031	8,072	0.0
12,000	Extra Space Storage L.P., 3.500%, 07/01/2026	12,000	0.0
9,000	Extra Space Storage L.P., 3.875%, 12/15/2027	8,931	0.0
8,000	Extra Space Storage L.P., 3.900%, 04/01/2029	7,841	0.0
7,000	Extra Space Storage L.P., 4.000%, 06/15/2029	6,865	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
12,000	Extra Space Storage L.P., 5.400%, 02/01/2034	$12,132	0.0
21,000	Extra Space Storage L.P., 5.400%, 06/15/2035	21,194	0.0
9,000	Extra Space Storage L.P., 5.500%, 07/01/2030	9,212	0.0
10,000	Extra Space Storage L.P., 5.700%, 04/01/2028	10,178	0.0
12,000	Extra Space Storage L.P., 5.900%, 01/15/2031	12,452	0.0
15,000	F&G Annuities & Life, Inc., 6.250%, 10/04/2034	14,679	0.0
12,000	Fairfax Financial Holdings Ltd., 3.375%, 03/03/2031	11,242	0.0
13,000	Fairfax Financial Holdings Ltd., 4.625%, 04/29/2030	12,934	0.0
12,000	Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	12,044	0.0
15,000	Fairfax Financial Holdings Ltd., 5.625%, 08/16/2032	15,387	0.0
15,000	Fairfax Financial Holdings Ltd., 6.000%, 12/07/2033	15,664	0.0
12,000	Fairfax Financial Holdings Ltd., 6.100%, 03/15/2055	11,856	0.0
20,000	Fairfax Financial Holdings Ltd., 6.350%, 03/22/2054	20,460	0.0
52,000	Federal Realty OP L.P., 3.500%, 06/01/2030	49,679	0.0
12,000	Fidelity National Financial, Inc., 2.450%, 03/15/2031	10,627	0.0
9,000	Fidelity National Financial, Inc., 3.200%, 09/17/2051	5,710	0.0
13,000	Fidelity National Financial, Inc., 3.400%, 06/15/2030	12,259	0.0
9,000	Fidelity National Financial, Inc., 4.500%, 08/15/2028	8,949	0.0
15,000 (4)	Fifth Third Bancorp, 1.707%, 11/01/2027	14,857	0.0
22,000	Fifth Third Bancorp, 2.550%, 05/05/2027	21,675	0.0
21,000	Fifth Third Bancorp, 3.950%, 03/14/2028	20,794	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
12,000 (4)	Fifth Third Bancorp, 4.055%, 04/25/2028	$11,949	0.0
19,000 (4)	Fifth Third Bancorp, 4.337%, 04/25/2033	18,330	0.0
31,000 (4)	Fifth Third Bancorp, 4.772%, 07/28/2030	30,962	0.0
31,000 (4)	Fifth Third Bancorp, 6.361%, 10/27/2028	31,698	0.0
44,000	Fifth Third Bancorp, 8.250%, 03/01/2038	53,682	0.0
18,000	First American Financial Corp., 5.450%, 09/30/2034	17,784	0.0
25,000 (4)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	24,645	0.0
16,000 (4)	First Horizon Corp., 5.514%, 03/07/2031	16,206	0.0
8,000	First Industrial L.P., 5.250%, 01/15/2031	8,055	0.0
9,000 (4)	FNB Corp., 5.722%, 12/11/2030	9,075	0.0
10,000 (5)	Franklin BSP Capital Corp., 6.000%, 10/02/2030	9,676	0.0
17,000	Franklin Resources, Inc., 1.600%, 10/30/2030	14,970	0.0
7,000	Franklin Resources, Inc., 2.950%, 08/12/2051	4,382	0.0
37,000	FS KKR Capital Corp., 6.125%, 01/15/2031	35,589	0.0
8,000	Globe Life, Inc., 2.150%, 08/15/2030	7,226	0.0
11,000	Globe Life, Inc., 4.550%, 09/15/2028	10,986	0.0
8,000	Globe Life, Inc., 4.800%, 06/15/2032	7,898	0.0
4,000	Globe Life, Inc., 5.850%, 09/15/2034	4,137	0.0
47,000	GLP Capital L.P. / GLP Financing II, Inc., 6.250%, 09/15/2054	47,211	0.0
9,000	Goldman Sachs BDC, Inc., 5.650%, 09/09/2030	8,846	0.0
18,000	Goldman Sachs Capital I, 6.345%, 02/15/2034	18,748	0.0
53,000 (4)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	52,705	0.0
82,000 (4)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	81,366	0.0
48,000 (4)	Goldman Sachs Group, Inc., 1.992%, 01/27/2032	42,234	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
77,000 (4)	Goldman Sachs Group, Inc., 2.383%, 07/21/2032	$68,074	0.0
38,000	Goldman Sachs Group, Inc., 2.600%, 02/07/2030	35,339	0.0
72,000 (4)	Goldman Sachs Group, Inc., 2.615%, 04/22/2032	64,681	0.0
58,000 (4)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	57,306	0.0
58,000 (4)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	51,634	0.0
28,000 (4)	Goldman Sachs Group, Inc., 2.908%, 07/21/2042	20,269	0.0
77,000 (4)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	69,764	0.0
42,000 (4)	Goldman Sachs Group, Inc., 3.210%, 04/22/2042	31,747	0.0
36,000 (4)	Goldman Sachs Group, Inc., 3.436%, 02/24/2043	27,556	0.0
53,000	Goldman Sachs Group, Inc., 3.500%, 11/16/2026	52,843	0.0
62,000 (4)	Goldman Sachs Group, Inc., 3.615%, 03/15/2028	61,599	0.0
48,000 (4)	Goldman Sachs Group, Inc., 3.691%, 06/05/2028	47,598	0.0
48,000	Goldman Sachs Group, Inc., 3.800%, 03/15/2030	46,463	0.0
48,000 (4)	Goldman Sachs Group, Inc., 3.814%, 04/23/2029	47,258	0.0
58,000	Goldman Sachs Group, Inc., 3.850%, 01/26/2027	57,867	0.0
48,000 (4)	Goldman Sachs Group, Inc., 4.017%, 10/31/2038	42,141	0.0
67,000 (4)	Goldman Sachs Group, Inc., 4.223%, 05/01/2029	66,434	0.0
29,000 (4)	Goldman Sachs Group, Inc., 4.411%, 04/23/2039	26,240	0.0
48,000 (4)	Goldman Sachs Group, Inc., 4.482%, 08/23/2028	47,962	0.0
38,000 (4)	Goldman Sachs Group, Inc., 4.692%, 10/23/2030	37,828	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
34,000	Goldman Sachs Group, Inc., 4.750%, 10/21/2045	$30,042	0.0
67,000 (4)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	65,834	0.0
48,000 (4)	Goldman Sachs Group, Inc., 5.049%, 07/23/2030	48,289	0.0
38,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	34,650	0.0
58,000 (4)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	58,217	0.0
48,000 (4)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	49,200	0.0
321,000 (4)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	316,017	0.1
48,000 (4)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	49,793	0.0
15,000	Goldman Sachs Group, Inc., 5.950%, 01/15/2027	15,123	0.0
20,000	Goldman Sachs Group, Inc., 6.125%, 02/15/2033	21,455	0.0
48,000	Goldman Sachs Group, Inc., 6.250%, 02/01/2041	51,247	0.0
13,000	Goldman Sachs Group, Inc., 6.450%, 05/01/2036	13,838	0.0
53,000 (4)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	54,985	0.0
24,000 (4)	Goldman Sachs Group, Inc., 6.561%, 10/24/2034	25,973	0.0
105,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	114,552	0.0
34,000	Goldman Sachs Group, Inc., MTN, 4.800%, 07/08/2044	30,509	0.0
26,000 (3)	Goldman Sachs Private Credit Corp., 5.875%, 01/31/2031	25,691	0.0
30,000	Golub Capital BDC, Inc., 6.000%, 07/15/2029	30,038	0.0
21,000	Golub Capital Private Credit Fund, 5.875%, 05/01/2030	20,681	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
29,000	HA Sustainable Infrastructure Capital, Inc., 6.750%, 07/15/2035	$30,158	0.0
11,000	Hanover Insurance Group, Inc., 5.500%, 09/01/2035	11,083	0.0
12,000	Hartford Financial Services Group, Inc., 2.800%, 08/19/2029	11,348	0.0
16,000	Hartford Financial Services Group, Inc., 3.600%, 08/19/2049	11,670	0.0
6,000	Hartford Financial Services Group, Inc., 4.300%, 04/15/2043	5,119	0.0
10,000	Hartford Financial Services Group, Inc., 4.400%, 03/15/2048	8,397	0.0
6,000	Hartford Financial Services Group, Inc., 5.950%, 10/15/2036	6,321	0.0
8,000	Hartford Financial Services Group, Inc., 6.100%, 10/01/2041	8,412	0.0
16,000	Healthcare Realty Holdings L.P., 2.000%, 03/15/2031	13,981	0.0
13,000	Healthcare Realty Holdings L.P., 3.100%, 02/15/2030	12,242	0.0
10,000	Healthcare Realty Holdings L.P., 3.750%, 07/01/2027	9,939	0.0
9,000	Healthpeak OP LLC, 1.350%, 02/01/2027	8,847	0.0
10,000	Healthpeak OP LLC, 2.125%, 12/01/2028	9,430	0.0
12,000	Healthpeak OP LLC, 2.875%, 01/15/2031	11,025	0.0
15,000	Healthpeak OP LLC, 3.000%, 01/15/2030	14,149	0.0
13,000	Healthpeak OP LLC, 3.250%, 07/15/2026	12,995	0.0
13,000	Healthpeak OP LLC, 3.500%, 07/15/2029	12,562	0.0
15,000	Healthpeak OP LLC, 5.250%, 12/15/2032	15,143	0.0
6,000	Healthpeak OP LLC, 6.750%, 02/01/2041	6,620	0.0
7,000 (3)	Hercules Capital, Inc., 6.000%, 06/16/2030	6,996	0.0
7,000	Highwoods Realty L.P., 2.600%, 02/01/2031	6,255	0.0
8,000	Highwoods Realty L.P., 3.050%, 02/15/2030	7,462	0.0
17,000	Highwoods Realty L.P., 3.875%, 03/01/2027	16,941	0.0
7,000	Highwoods Realty L.P., 4.125%, 03/15/2028	6,899	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
7,000	Highwoods Realty L.P., 4.200%, 04/15/2029	$6,851	0.0
7,000	Highwoods Realty L.P., 7.650%, 02/01/2034	7,819	0.0
8,000	Horace Mann Educators Corp., 4.700%, 10/01/2030	7,927	0.0
14,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	14,056	0.0
12,000	Host Hotels & Resorts L.P., 5.700%, 07/01/2034	12,280	0.0
13,000	Host Hotels & Resorts L.P. H, 3.375%, 12/15/2029	12,406	0.0
15,000	Host Hotels & Resorts L.P. I, 3.500%, 09/15/2030	14,191	0.0
9,000	Host Hotels & Resorts L.P. J, 2.900%, 12/15/2031	8,064	0.0
35,000	HPS Corporate Lending Fund, 5.950%, 04/14/2032	34,305	0.0
211,000 (4)	HSBC Holdings PLC, 2.206%, 08/17/2029	200,096	0.1
171,000 (4)	HSBC Holdings PLC, 4.583%, 06/19/2029	170,529	0.1
750,000	HSBC Holdings PLC, 5.250%, 03/14/2044	709,660	0.2
171,000 (4)	HSBC Holdings PLC, 6.000%, 12/31/2199	172,386	0.1
11,000 (4)	Huntington Bancshares, Inc., 2.487%, 08/15/2036	9,494	0.0
15,000	Huntington Bancshares, Inc., 2.550%, 02/04/2030	13,868	0.0
15,000 (4)	Huntington Bancshares, Inc., 4.443%, 08/04/2028	14,975	0.0
8,000 (3)(4)	Huntington Bancshares, Inc., 5.023%, 05/17/2033	7,968	0.0
27,000 (4)	Huntington Bancshares, Inc., 5.605%, 01/28/2041	26,481	0.0
33,000 (4)	Huntington Bancshares, Inc., 5.709%, 02/02/2035	33,773	0.0
9,000 (4)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	9,208	0.0
42,000 (4)	Huntington Bancshares, Inc., 6.208%, 08/21/2029	43,238	0.0
5,000 (4)	Independent Bank Corp., 7.250%, 04/01/2035	5,264	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
307,000	ING Groep NV, 4.550%, 10/02/2028	$307,004	0.1
227,000 (4)	ING Groep NV, 4.858%, 03/25/2029	227,912	0.1
35,000	Intercontinental Exchange, Inc., 1.850%, 09/15/2032	29,489	0.0
25,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	16,349	0.0
100,000	Intercontinental Exchange, Inc., 3.000%, 09/15/2060	58,795	0.0
122,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	121,383	0.0
16,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	14,514	0.0
20,000	Intercontinental Exchange, Inc., 5.200%, 06/15/2062	18,147	0.0
7,000	Invesco Finance PLC, 5.375%, 11/30/2043	6,754	0.0
56,000	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	53,321	0.0
6,000	Invitation Homes Operating Partnership L.P., 4.875%, 02/01/2035	5,809	0.0
10,000	Jackson Financial, Inc., 3.125%, 11/23/2031	8,958	0.0
10,000	Jackson Financial, Inc., 4.000%, 11/23/2051	6,882	0.0
8,000	Jackson Financial, Inc., 5.170%, 06/08/2027	8,033	0.0
7,000	Jackson Financial, Inc., 5.670%, 06/08/2032	7,052	0.0
7,000	Janus Henderson US Holdings, Inc., 5.450%, 09/10/2034	7,069	0.0
24,000	Jefferies Financial Group, Inc., 4.150%, 01/23/2030	23,195	0.0
59,000	Jefferies Financial Group, Inc., 6.500%, 01/20/2043	59,467	0.0
7,000	Jones Lang LaSalle, Inc., 6.875%, 12/01/2028	7,336	0.0
21,000 (4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	20,861	0.0
302,000 (4)	JPMorgan Chase & Co., 1.764%, 11/19/2031	266,063	0.1
202,000 (4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	197,803	0.1
33,000 (4)	JPMorgan Chase & Co., 2.525%, 11/19/2041	23,412	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
171,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	$170,549	0.1
403,000 (4)	JPMorgan Chase & Co., 2.956%, 05/13/2031	376,360	0.1
268,000 (4)	JPMorgan Chase & Co., 3.109%, 04/22/2041	206,827	0.1
372,000 (4)	JPMorgan Chase & Co., 3.328%, 04/22/2052	257,677	0.1
202,000 (4)	JPMorgan Chase & Co., 3.509%, 01/23/2029	198,690	0.1
151,000 (4)	JPMorgan Chase & Co., 3.540%, 05/01/2028	149,779	0.1
202,000 (4)	JPMorgan Chase & Co., 3.782%, 02/01/2028	201,199	0.1
151,000 (4)	JPMorgan Chase & Co., 3.882%, 07/24/2038	133,527	0.0
202,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	201,986	0.1
202,000	JPMorgan Chase & Co., 4.250%, 10/01/2027	201,814	0.1
60,000 (4)	JPMorgan Chase & Co., 4.323%, 04/26/2028	59,900	0.0
162,000 (4)	JPMorgan Chase & Co., 4.912%, 07/25/2033	161,849	0.1
50,000 (4)	JPMorgan Chase & Co., 5.040%, 01/23/2028	50,161	0.0
478,000	JPMorgan Chase & Co., 5.500%, 10/15/2040	487,319	0.1
12,000	Kemper Corp., 3.800%, 02/23/2032	10,836	0.0
50,000 (4)	KeyCorp, 5.305%, 01/28/2037	49,286	0.0
42,000 (3)(4)	KeyCorp, 6.401%, 03/06/2035	44,738	0.0
16,000	KeyCorp, MTN, 2.250%, 04/06/2027	15,740	0.0
15,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,028	0.0
15,000	KeyCorp, MTN, 4.100%, 04/30/2028	14,884	0.0
13,000 (4)	KeyCorp, MTN, 4.789%, 06/01/2033	12,753	0.0
33,000	Kilroy Realty L.P., 2.500%, 11/15/2032	27,402	0.0
22,000	Kilroy Realty L.P., 4.250%, 08/15/2029	21,365	0.0
146,000	Kimco Realty OP LLC, 2.700%, 10/01/2030	135,648	0.0
3,000	Kimco Realty OP LLC, 3.700%, 10/01/2049	2,245	0.0
19,000	Kite Realty Group L.P., 5.500%, 03/01/2034	19,290	0.0
15,000	KKR & Co., Inc., 5.100%, 08/07/2035	14,516	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 0.750%, 09/30/2030	102,502	0.0
178,000	Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/2026	176,733	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
118,000	Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/2029	$109,621	0.0
178,000 (3)	Kreditanstalt fuer Wiederaufbau, 2.875%, 04/03/2028	174,305	0.1
296,000	Kreditanstalt fuer Wiederaufbau, 3.000%, 05/20/2027	293,274	0.1
237,000	Kreditanstalt fuer Wiederaufbau, 3.875%, 06/15/2028	235,986	0.1
237,000	Kreditanstalt fuer Wiederaufbau, 4.125%, 07/15/2033	234,313	0.1
118,000 (3)	Kreditanstalt fuer Wiederaufbau, 4.375%, 02/28/2034	118,248	0.0
118,000 (1)	Kreditanstalt fuer Wiederaufbau, 4.440%, 04/18/2036	76,562	0.0
118,000 (1)	Kreditanstalt fuer Wiederaufbau, 4.510%, 06/29/2037	72,165	0.0
118,000	Kreditanstalt fuer Wiederaufbau, 4.750%, 10/29/2030	120,671	0.0
13,000	L.P. Industrial Trust, 2.375%, 10/01/2031	11,384	0.0
9,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.500%, 08/01/2030	9,092	0.0
1,763,000	Landwirtschaftliche Rentenbank, 0.875%, 09/03/2030	1,542,611	0.3
10,000	Lazard Group LLC, 4.375%, 03/11/2029	9,887	0.0
10,000	Lazard Group LLC, 4.500%, 09/19/2028	9,927	0.0
2,000	Lazard Group LLC, 5.625%, 08/01/2035	2,011	0.0
8,000	Lazard Group LLC, 6.000%, 03/15/2031	8,299	0.0
11,000	Legg Mason, Inc., 5.625%, 01/15/2044	10,806	0.0
9,000	Lincoln National Corp., 3.050%, 01/15/2030	8,472	0.0
10,000	Lincoln National Corp., 3.400%, 01/15/2031	9,404	0.0
6,000	Lincoln National Corp., 3.400%, 03/01/2032	5,474	0.0
8,000	Lincoln National Corp., 3.625%, 12/12/2026	7,974	0.0
10,000	Lincoln National Corp., 3.800%, 03/01/2028	9,862	0.0
3,000	Lincoln National Corp., 4.350%, 03/01/2048	2,317	0.0
7,000	Lincoln National Corp., 5.852%, 03/15/2034	7,159	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
8,000	Lincoln National Corp., 6.300%, 10/09/2037	$8,440	0.0
10,000	Lincoln National Corp., 7.000%, 06/15/2040	10,939	0.0
9,000	Lineage OP L.P., 5.250%, 07/15/2030	9,018	0.0
377,000 (4)	Lloyds Banking Group PLC, 3.574%, 11/07/2028	372,108	0.1
56,000	Lloyds Banking Group PLC, 4.550%, 08/16/2028	55,942	0.0
70,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	66,007	0.0
216,000 (4)	Lloyds Banking Group PLC, 5.721%, 06/05/2030	221,760	0.1
22,000	Loews Corp., 4.125%, 05/15/2043	18,415	0.0
10,000	LPL Holdings, Inc., 5.700%, 05/20/2027	10,078	0.0
30,000	LPL Holdings, Inc., 5.750%, 06/15/2035	30,088	0.0
10,000	LPL Holdings, Inc., 6.000%, 05/20/2034	10,234	0.0
15,000	LPL Holdings, Inc., 6.750%, 11/17/2028	15,609	0.0
96,000 (4)	M&T Bank Corp., 7.413%, 10/30/2029	101,688	0.0
42,000 (4)	M&T Bank Corp., MTN, 5.385%, 01/16/2036	41,993	0.0
14,000	Main Street Capital Corp., 6.950%, 03/01/2029	14,401	0.0
44,000 (4)	Manulife Financial Corp., 4.061%, 02/24/2032	43,735	0.0
26,000 (3)	Manulife Financial Corp., 5.375%, 03/04/2046	25,262	0.0
16,000	Marex Group PLC, 6.404%, 11/04/2029	16,404	0.0
6,000	Markel Group, Inc., 3.350%, 09/17/2029	5,763	0.0
6,000	Markel Group, Inc., 3.500%, 11/01/2027	5,915	0.0
10,000	Markel Group, Inc., 4.150%, 09/17/2050	7,725	0.0
6,000	Markel Group, Inc., 4.300%, 11/01/2047	4,804	0.0
10,000	Markel Group, Inc., 5.000%, 04/05/2046	8,977	0.0
12,000	Markel Group, Inc., 5.000%, 05/20/2049	10,578	0.0
11,000	Markel Group, Inc., 6.000%, 05/16/2054	11,019	0.0
154,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	139,490	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
97,000	Marsh & McLennan Cos., Inc., 2.900%, 12/15/2051	$61,225	0.0
10,000	Marsh & McLennan Cos., Inc., 4.750%, 03/15/2039	9,466	0.0
38,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	37,640	0.0
10,000	Marsh & McLennan Cos., Inc., 5.150%, 03/15/2034	10,088	0.0
10,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/2044	9,567	0.0
12,000	Marsh & McLennan Cos., Inc., 5.400%, 09/15/2033	12,363	0.0
14,000	Marsh & McLennan Cos., Inc., 5.400%, 03/15/2055	13,243	0.0
10,000	Marsh & McLennan Cos., Inc., 5.750%, 11/01/2032	10,479	0.0
6,000	Marsh & McLennan Cos., Inc., 5.875%, 08/01/2033	6,369	0.0
12,000 (3)	Mastercard, Inc., 1.900%, 03/15/2031	10,670	0.0
94,000	Mastercard, Inc., 2.950%, 03/15/2051	61,144	0.0
29,000	Mastercard, Inc., 3.350%, 03/26/2030	27,889	0.0
144,000	Mastercard, Inc., 3.500%, 02/26/2028	142,358	0.0
3,000	Mastercard, Inc., 3.800%, 11/21/2046	2,363	0.0
14,000	Mastercard, Inc., 4.350%, 01/15/2032	13,798	0.0
15,000	Mastercard, Inc., 4.875%, 05/09/2034	15,037	0.0
6,000	Mercury General Corp., 4.400%, 03/15/2027	6,002	0.0
69,000	MetLife, Inc., 4.050%, 03/01/2045	56,611	0.0
44,000	MetLife, Inc., 4.125%, 08/13/2042	37,054	0.0
14,000	MetLife, Inc., 4.721%, 12/15/2044	12,379	0.0
20,000	MetLife, Inc., 5.000%, 07/15/2052	18,067	0.0
46,000 (3)	MetLife, Inc., 5.250%, 01/15/2054	43,014	0.0
11,000	MGIC Investment Corp., 5.250%, 08/15/2028	10,990	0.0
61,000	Mid-America Apartments L.P., 1.700%, 02/15/2031	53,319	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
4,000	Mid-America Apartments L.P., 2.875%, 09/15/2051	$2,555	0.0
225,000	Mitsubishi UFJ Financial Group, Inc., 3.195%, 07/18/2029	215,359	0.1
123,000	Mitsubishi UFJ Financial Group, Inc., 3.287%, 07/25/2027	121,760	0.0
29,000 (3)	Mitsubishi UFJ Financial Group, Inc., 3.677%, 02/22/2027	28,893	0.0
183,000	Mitsubishi UFJ Financial Group, Inc., 3.741%, 03/07/2029	179,474	0.1
159,000	Mitsubishi UFJ Financial Group, Inc., 3.961%, 03/02/2028	157,900	0.1
123,000	Mitsubishi UFJ Financial Group, Inc., 4.050%, 09/11/2028	121,789	0.0
117,000	Mitsubishi UFJ Financial Group, Inc., 4.153%, 03/07/2039	105,184	0.0
62,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.286%, 07/26/2038	57,774	0.0
224,000	Mizuho Financial Group, Inc., 3.170%, 09/11/2027	220,763	0.1
478,000 (4)	Mizuho Financial Group, Inc., 4.254%, 09/11/2029	474,008	0.1
200,000 (4)	Mizuho Financial Group, Inc., 5.050%, 05/12/2037	196,099	0.1
43,000 (4)	Morgan Stanley, 2.475%, 01/21/2028	42,538	0.0
58,000 (4)	Morgan Stanley, 2.484%, 09/16/2036	50,328	0.0
48,000 (4)	Morgan Stanley, 2.943%, 01/21/2033	43,172	0.0
38,000 (4)	Morgan Stanley, 3.217%, 04/22/2042	29,032	0.0
58,000 (4)	Morgan Stanley, 3.591%, 07/22/2028	57,371	0.0
38,000 (4)	Morgan Stanley, 3.971%, 07/22/2038	33,347	0.0
48,000	Morgan Stanley, 4.300%, 01/27/2045	40,485	0.0
19,000 (4)	Morgan Stanley, 4.457%, 04/22/2039	17,521	0.0
58,000 (4)	Morgan Stanley, 4.654%, 10/18/2030	57,696	0.0
38,000 (4)	Morgan Stanley, 4.889%, 07/20/2033	37,721	0.0
43,000 (4)	Morgan Stanley, 5.042%, 07/19/2030	43,306	0.0
48,000 (4)	Morgan Stanley, 5.123%, 02/01/2029	48,298	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
43,000 (4)	Morgan Stanley, 5.173%, 01/16/2030	$43,393	0.0
38,000 (4)	Morgan Stanley, 5.297%, 04/20/2037	37,857	0.0
62,000 (4)	Morgan Stanley, 5.320%, 07/19/2035	62,325	0.0
43,000 (4)	Morgan Stanley, 5.449%, 07/20/2029	43,574	0.0
48,000 (4)	Morgan Stanley, 5.466%, 01/18/2035	48,749	0.0
48,000 (4)	Morgan Stanley, 5.656%, 04/18/2030	49,040	0.0
58,000 (4)	Morgan Stanley, 5.831%, 04/19/2035	60,197	0.0
29,000 (4)	Morgan Stanley, 5.942%, 02/07/2039	29,917	0.0
38,000 (4)	Morgan Stanley, 5.948%, 01/19/2038	39,113	0.0
43,000 (4)	Morgan Stanley, 6.296%, 10/18/2028	43,920	0.0
58,000 (4)	Morgan Stanley, 6.342%, 10/18/2033	61,851	0.0
38,000	Morgan Stanley, 6.375%, 07/24/2042	41,350	0.0
38,000 (4)	Morgan Stanley, 6.407%, 11/01/2029	39,344	0.0
38,000 (4)	Morgan Stanley, 6.627%, 11/01/2034	41,252	0.0
19,000	Morgan Stanley, 7.250%, 04/01/2032	21,423	0.0
67,000 (4)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	58,790	0.0
67,000 (4)	Morgan Stanley, GMTN, 2.699%, 01/22/2031	62,228	0.0
58,000 (4)	Morgan Stanley, GMTN, 3.772%, 01/24/2029	57,219	0.0
58,000 (4)	Morgan Stanley, GMTN, 4.431%, 01/23/2030	57,477	0.0
38,000 (4)	Morgan Stanley, GMTN, 5.597%, 03/24/2051	37,286	0.0
53,000 (4)	Morgan Stanley, MTN, 1.794%, 02/13/2032	46,116	0.0
48,000 (4)	Morgan Stanley, MTN, 1.928%, 04/28/2032	41,744	0.0
48,000 (4)	Morgan Stanley, MTN, 2.511%, 10/20/2032	42,443	0.0
630,000 (4)	Morgan Stanley, MTN, 2.802%, 01/25/2052	391,604	0.1
58,000 (4)	Morgan Stanley, MTN, 3.622%, 04/01/2031	55,554	0.0
43,000	Morgan Stanley, MTN, 4.375%, 01/22/2047	35,939	0.0
53,000 (4)	Morgan Stanley, MTN, 5.164%, 04/20/2029	53,425	0.0
62,000 (4)	Morgan Stanley, MTN, 5.250%, 04/21/2034	62,408	0.0
48,000 (4)	Morgan Stanley, MTN, 5.424%, 07/21/2034	48,763	0.0
29,000 (4)	Morgan Stanley, MTN, 5.652%, 04/13/2028	29,252	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
12,000	Morgan Stanley Direct Lending Fund, 6.000%, 05/19/2030	$11,936	0.0
14,000 (5)	MSD Investment Corp., 6.125%, 02/05/2031	13,694	0.0
13,000	Nasdaq, Inc., 1.650%, 01/15/2031	11,432	0.0
13,000 (3)	Nasdaq, Inc., 2.500%, 12/21/2040	9,178	0.0
5,000	Nasdaq, Inc., 3.950%, 03/07/2052	3,773	0.0
13,000	Nasdaq, Inc., 5.350%, 06/28/2028	13,177	0.0
22,000	Nasdaq, Inc., 5.550%, 02/15/2034	22,639	0.0
15,000	Nasdaq, Inc., 5.950%, 08/15/2053	15,192	0.0
15,000	Nasdaq, Inc., 6.100%, 06/28/2063	15,240	0.0
171,000	National Australia Bank Ltd./New York, 2.500%, 07/12/2026	170,907	0.1
251,000	National Australia Bank Ltd./New York, 3.905%, 06/09/2027	250,018	0.1
11,000	National Health Investors, Inc., 5.350%, 02/01/2033	10,895	0.0
8,000	Nationwide Financial Services, Inc., 6.750%, 05/15/2087	7,996	0.0
202,000 (4)	NatWest Group PLC, 3.073%, 05/22/2028	199,452	0.1
465,000 (4)	NatWest Group PLC, 5.516%, 09/30/2028	470,409	0.1
20,000 (4)	NatWest Group PLC, 5.778%, 03/01/2035	20,748	0.0
8,000 (3)	New Mountain Finance Corp., 6.875%, 02/01/2029	8,035	0.0
7,000	NMI Holdings, Inc., 6.000%, 08/15/2029	7,151	0.0
8,000	NNN REIT, Inc., 2.500%, 04/15/2030	7,392	0.0
9,000	NNN REIT, Inc., 3.000%, 04/15/2052	5,706	0.0
6,000	NNN REIT, Inc., 3.100%, 04/15/2050	3,919	0.0
8,000	NNN REIT, Inc., 3.500%, 10/15/2027	7,901	0.0
9,000	NNN REIT, Inc., 3.500%, 04/15/2051	6,400	0.0
7,000	NNN REIT, Inc., 3.600%, 12/15/2026	6,981	0.0
8,000	NNN REIT, Inc., 4.300%, 10/15/2028	7,943	0.0
6,000	NNN REIT, Inc., 4.800%, 10/15/2048	5,272	0.0
10,000	NNN REIT, Inc., 5.600%, 10/15/2033	10,291	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
120,000	Nomura Holdings, Inc., 2.679%, 07/16/2030	$110,016	0.0
200,000 (3)	Nomura Holdings, Inc., 5.491%, 06/29/2035	203,129	0.1
119,000	Nomura Holdings, Inc., 5.842%, 01/18/2028	121,124	0.0
9,000	North Haven Private Income Fund LLC, 5.750%, 02/01/2030	8,790	0.0
20,000	Northern Trust Corp., 1.950%, 05/01/2030	18,219	0.0
10,000	Northern Trust Corp., 3.150%, 05/03/2029	9,689	0.0
7,000 (4)	Northern Trust Corp., 3.375%, 05/08/2032	6,914	0.0
10,000	Northern Trust Corp., 3.650%, 08/03/2028	9,868	0.0
20,000	Northern Trust Corp., 4.000%, 05/10/2027	19,965	0.0
8,000 (4)	Northern Trust Corp., 5.117%, 11/19/2040	7,825	0.0
20,000	Northern Trust Corp., 6.125%, 11/02/2032	21,400	0.0
5,000	Nuveen Churchill Direct Lending Corp., 6.650%, 03/15/2030	5,028	0.0
11,000	Oaktree Specialty Lending Corp., 6.340%, 02/27/2030	10,934	0.0
17,000	Oaktree Strategic Credit Fund, 6.190%, 07/15/2030	16,923	0.0
13,000	Old Republic International Corp., 3.850%, 06/11/2051	9,366	0.0
11,000	Old Republic International Corp., 3.875%, 08/26/2026	10,989	0.0
8,000	Old Republic International Corp., 5.750%, 03/28/2034	8,142	0.0
14,000	Omega Healthcare Investors, Inc., 3.250%, 04/15/2033	12,458	0.0
14,000	Omega Healthcare Investors, Inc., 3.375%, 02/01/2031	13,002	0.0
10,000	Omega Healthcare Investors, Inc., 3.625%, 10/01/2029	9,601	0.0
14,000	Omega Healthcare Investors, Inc., 4.500%, 04/01/2027	13,993	0.0
11,000	Omega Healthcare Investors, Inc., 4.750%, 01/15/2028	11,001	0.0
47,000	ORIX Corp., 2.250%, 03/09/2031	41,827	0.0
11,000	ORIX Corp., 5.400%, 02/25/2035	11,142	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
16,000 (4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	$15,490	0.0
20,000	Phillips Edison Grocery Center Operating Partnership I L.P., 4.950%, 01/15/2035	19,613	0.0
17,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	14,574	0.0
6,000	Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	5,511	0.0
8,000	Piedmont Operating Partnership L.P., 6.875%, 07/15/2029	8,352	0.0
151,000	PNC Bank NA, 3.100%, 10/25/2027	148,570	0.1
171,000	PNC Bank NA, 3.250%, 01/22/2028	168,096	0.1
202,000 (4)	PNC Financial Services Group, Inc., 2.307%, 04/23/2032	180,189	0.1
40,000 (4)	PNC Financial Services Group, Inc., 5.373%, 07/21/2036	40,389	0.0
36,000 (4)	PNC Financial Services Group, Inc., 5.401%, 07/23/2035	36,485	0.0
38,000 (4)	PNC Financial Services Group, Inc., 5.423%, 01/25/2041	37,355	0.0
118,000 (4)	PNC Financial Services Group, Inc., 5.582%, 06/12/2029	120,167	0.0
10,000	Primerica, Inc., 2.800%, 11/19/2031	9,014	0.0
117,000	Principal Financial Group, Inc., 2.125%, 06/15/2030	106,047	0.0
10,000	Progressive Corp., 2.450%, 01/15/2027	9,901	0.0
10,000	Progressive Corp., 2.500%, 03/15/2027	9,870	0.0
10,000	Progressive Corp., 3.000%, 03/15/2032	9,134	0.0
10,000	Progressive Corp., 3.200%, 03/26/2030	9,546	0.0
8,000	Progressive Corp., 3.700%, 01/26/2045	6,218	0.0
10,000	Progressive Corp., 3.700%, 03/15/2052	7,414	0.0
10,000	Progressive Corp., 3.950%, 03/26/2050	7,815	0.0
11,000	Progressive Corp., 4.000%, 03/01/2029	10,892	0.0
15,000	Progressive Corp., 4.125%, 04/15/2047	12,167	0.0
12,000	Progressive Corp., 4.200%, 03/15/2048	9,862	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
7,000	Progressive Corp., 4.350%, 04/25/2044	$5,949	0.0
10,000 (3)	Progressive Corp., 4.950%, 06/15/2033	10,089	0.0
8,000	Progressive Corp., 6.250%, 12/01/2032	8,661	0.0
6,000	Progressive Corp., 6.625%, 03/01/2029	6,331	0.0
202,000	Prologis L.P., 1.750%, 07/01/2030	180,972	0.1
31,000	Prologis L.P., 2.125%, 10/15/2050	16,725	0.0
14,000	Prologis L.P., 3.000%, 04/15/2050	9,234	0.0
7,000	Prologis L.P., 3.050%, 03/01/2050	4,690	0.0
151,000	Prologis L.P., 3.250%, 10/01/2026	150,732	0.1
20,000	Prologis L.P., 4.375%, 09/15/2048	16,687	0.0
7,000	Prologis L.P., 5.250%, 06/15/2053	6,639	0.0
9,000	Prologis L.P., 5.250%, 03/15/2054	8,538	0.0
16,000 (4)	Prudential Financial, Inc., 3.700%, 10/01/2050	14,847	0.0
18,000	Prudential Financial, Inc., 3.905%, 12/07/2047	13,799	0.0
21,000	Prudential Financial, Inc., 3.935%, 12/07/2049	16,019	0.0
15,000 (4)	Prudential Financial, Inc., 4.500%, 09/15/2047	14,825	0.0
20,000 (4)	Prudential Financial, Inc., 5.125%, 03/01/2052	19,610	0.0
20,000 (4)	Prudential Financial, Inc., 5.700%, 09/15/2048	20,047	0.0
24,000 (4)	Prudential Financial, Inc., 6.000%, 09/01/2052	24,418	0.0
20,000 (4)	Prudential Financial, Inc., 6.500%, 03/15/2054	20,711	0.0
10,000 (4)	Prudential Financial, Inc., 6.750%, 03/01/2053	10,551	0.0
10,000 (3)	Prudential Financial, Inc., MTN, 2.100%, 03/10/2030	9,213	0.0
10,000	Prudential Financial, Inc., MTN, 3.000%, 03/10/2040	7,673	0.0
8,000	Prudential Financial, Inc., MTN, 3.878%, 03/27/2028	7,927	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
20,000	Prudential Financial, Inc., MTN, 4.350%, 02/25/2050	$16,204	0.0
8,000	Prudential Financial, Inc., MTN, 4.418%, 03/27/2048	6,621	0.0
15,000	Prudential Financial, Inc., MTN, 4.600%, 05/15/2044	13,124	0.0
15,000	Prudential Financial, Inc., MTN, 5.700%, 12/14/2036	15,536	0.0
8,000	Prudential Financial, Inc., MTN, 6.625%, 12/01/2037	8,891	0.0
7,000	Prudential Financial, Inc., MTN, 6.625%, 06/21/2040	7,748	0.0
8,000	Prudential Financial, Inc., MTNB, 5.750%, 07/15/2033	8,445	0.0
6,000	Prudential Funding Asia PLC, 3.625%, 03/24/2032	5,623	0.0
13,000	Public Storage Operating Co., 1.500%, 11/09/2026	12,885	0.0
65,000	Public Storage Operating Co., 1.850%, 05/01/2028	62,088	0.0
86,000	Public Storage Operating Co., 2.300%, 05/01/2031	77,350	0.0
10,000	Public Storage Operating Co., 3.094%, 09/15/2027	9,858	0.0
8,000	Public Storage Operating Co., 5.350%, 08/01/2053	7,683	0.0
13,000	Radian Group, Inc., 6.200%, 05/15/2029	13,431	0.0
34,000	Raymond James Financial, Inc., 3.750%, 04/01/2051	24,815	0.0
10,000	Raymond James Financial, Inc., 4.650%, 04/01/2030	10,012	0.0
16,000	Raymond James Financial, Inc., 4.950%, 07/15/2046	14,301	0.0
8,000	Rayonier L.P., 2.750%, 05/17/2031	7,190	0.0
224,000	Realty Income Corp., 3.250%, 01/15/2031	210,699	0.1
85,000	Realty Income Corp., 4.125%, 10/15/2026	84,995	0.0
13,000	Realty Income Corp., 5.375%, 09/01/2054	12,653	0.0
9,000	Regency Centers L.P., 2.950%, 09/15/2029	8,556	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
11,000	Regency Centers L.P., 3.600%, 02/01/2027	$10,957	0.0
12,000	Regency Centers L.P., 3.700%, 06/15/2030	11,588	0.0
6,000	Regency Centers L.P., 4.125%, 03/15/2028	5,964	0.0
9,000	Regency Centers L.P., 4.400%, 02/01/2047	7,665	0.0
6,000	Regency Centers L.P., 4.650%, 03/15/2049	5,203	0.0
8,000	Regency Centers L.P., 5.250%, 01/15/2034	8,132	0.0
12,000	Regions Financial Corp., 1.800%, 08/12/2028	11,332	0.0
19,000 (4)	Regions Financial Corp., 5.502%, 09/06/2035	19,248	0.0
14,000 (4)	Regions Financial Corp., 5.722%, 06/06/2030	14,372	0.0
14,000	Regions Financial Corp., 7.375%, 12/10/2037	15,936	0.0
12,000	Reinsurance Group of America, Inc., 3.150%, 06/15/2030	11,257	0.0
12,000	Reinsurance Group of America, Inc., 3.900%, 05/15/2029	11,741	0.0
8,000	Reinsurance Group of America, Inc., 3.950%, 09/15/2026	7,996	0.0
13,000	Reinsurance Group of America, Inc., 5.750%, 09/15/2034	13,319	0.0
8,000	Reinsurance Group of America, Inc., 6.000%, 09/15/2033	8,347	0.0
16,000 (3)(4)	Reinsurance Group of America, Inc., 6.650%, 09/15/2055	16,211	0.0
17,000	RenaissanceRe Finance, Inc., 3.450%, 07/01/2027	16,836	0.0
8,000	RenaissanceRe Holdings Ltd., 3.600%, 04/15/2029	7,766	0.0
15,000	RenaissanceRe Holdings Ltd., 5.750%, 06/05/2033	15,391	0.0
3,000	RenaissanceRe Holdings Ltd., 5.800%, 04/01/2035	3,069	0.0
16,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	13,908	0.0
26,000	Royal Bank of Canada, 3.625%, 05/04/2027	25,864	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
22,000	Royal Bank of Canada, 3.875%, 05/04/2032	$21,046	0.0
15,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	14,984	0.0
19,000	Royal Bank of Canada, GMTN, 1.400%, 11/02/2026	18,833	0.0
33,000	Royal Bank of Canada, GMTN, 2.300%, 11/03/2031	29,459	0.0
27,000	Royal Bank of Canada, GMTN, 4.240%, 08/03/2027	26,988	0.0
15,000	Royal Bank of Canada, GMTN, 4.900%, 01/12/2028	15,112	0.0
36,000	Royal Bank of Canada, GMTN, 5.000%, 02/01/2033	36,260	0.0
19,000	Royal Bank of Canada, GMTN, 5.000%, 05/02/2033	19,167	0.0
134,000	Royal Bank of Canada, GMTN, 5.150%, 02/01/2034	136,629	0.0
22,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	22,013	0.0
22,000	Royal Bank of Canada, GMTN, 5.200%, 08/01/2028	22,348	0.0
29,000	Royal Bank of Canada, MTN, 6.000%, 11/01/2027	29,627	0.0
10,000	Royal Bank of Canada, FXD, 2.050%, 01/21/2027	9,884	0.0
16,000	Sabra Health Care L.P., 3.200%, 12/01/2031	14,514	0.0
7,000	Sabra Health Care L.P., 3.900%, 10/15/2029	6,795	0.0
8,000	Safehold GL Holdings LLC, 2.800%, 06/15/2031	7,228	0.0
7,000	Safehold GL Holdings LLC, 2.850%, 01/15/2032	6,256	0.0
3,000	Safehold GL Holdings LLC, 5.650%, 01/15/2035	3,039	0.0
6,000	Safehold GL Holdings LLC, 6.100%, 04/01/2034	6,286	0.0
56,000 (4)	Santander Holdings USA, Inc., 6.342%, 05/31/2035	59,006	0.0
377,000 (4)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	372,694	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
9,000	Selective Insurance Group, Inc., 5.375%, 03/01/2049	$8,298	0.0
6,000 (4)	Simmons First National Corp., 6.250%, 10/01/2035	6,044	0.0
207,000	Simon Property Group L.P., 2.650%, 07/15/2030	191,999	0.1
82,000	Simon Property Group L.P., 3.250%, 09/13/2049	56,307	0.0
15,000	Simon Property Group L.P., 3.375%, 06/15/2027	14,868	0.0
11,000	Simon Property Group L.P., 4.250%, 10/01/2044	9,307	0.0
7,000	SiriusPoint Ltd., 7.000%, 04/05/2029	7,317	0.0
31,000	Sixth Street Lending Partners, 6.125%, 07/15/2030	31,185	0.0
13,000	Sixth Street Specialty Lending, Inc., 5.625%, 08/15/2030	12,886	0.0
6,000 (4)	Southstate Bank Corp., 7.000%, 06/13/2035	6,275	0.0
151,000	State Street Corp., 2.200%, 03/03/2031	135,059	0.0
84,000 (4)	State Street Corp., 5.146%, 02/28/2036	84,179	0.0
8,000	Stewart Information Services Corp., 3.600%, 11/15/2031	7,115	0.0
7,000	Stifel Financial Corp., 4.000%, 05/15/2030	6,771	0.0
8,000	STORE Capital Corp., 2.700%, 12/01/2031	7,052	0.0
7,000	Store Capital LLC, 2.750%, 11/18/2030	6,331	0.0
7,000	Store Capital LLC, 4.500%, 03/15/2028	6,962	0.0
7,000	Store Capital LLC, 4.625%, 03/15/2029	6,924	0.0
26,000 (5)	Sumisho Air Lease Corp., 4.850%, 03/24/2031	25,735	0.0
14,000 (5)	Sumisho Air Lease Corp., 5.500%, 03/24/2036	13,953	0.0
300,000	Sumitomo Mitsui Financial Group, Inc., 2.296%, 01/12/2041	206,861	0.1
46,000	Sumitomo Mitsui Financial Group, Inc., 2.632%, 07/14/2026	45,973	0.0
65,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	64,781	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
118,000	Sumitomo Mitsui Financial Group, Inc., 3.202%, 09/17/2029	$112,039	0.0
53,000	Sumitomo Mitsui Financial Group, Inc., 3.352%, 10/18/2027	52,286	0.0
123,000	Sumitomo Mitsui Financial Group, Inc., 3.364%, 07/12/2027	121,899	0.0
89,000 (3)	Sumitomo Mitsui Financial Group, Inc., 3.446%, 01/11/2027	88,634	0.0
53,000	Sumitomo Mitsui Financial Group, Inc., 3.544%, 01/17/2028	52,263	0.0
53,000	Sumitomo Mitsui Financial Group, Inc., 3.944%, 07/19/2028	52,418	0.0
46,000	Sumitomo Mitsui Financial Group, Inc., 4.306%, 10/16/2028	45,734	0.0
19,000	Sumitomo Mitsui Financial Group, Inc., 6.184%, 07/13/2043	20,195	0.0
9,000	Sun Communities Operating L.P., 2.300%, 11/01/2028	8,539	0.0
15,000	Sun Communities Operating L.P., 2.700%, 07/15/2031	13,506	0.0
12,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	11,496	0.0
33,000	Synchrony Financial, 2.875%, 10/28/2031	29,129	0.0
15,000 (4)	Synchrony Financial, 5.935%, 08/02/2030	15,304	0.0
15,000 (4)	Synchrony Financial, 6.000%, 07/29/2036	15,078	0.0
3,000	Tanger Properties L.P., 2.750%, 09/01/2031	2,700	0.0
37,000 (3)	Tanger Properties L.P., 3.125%, 09/01/2026	36,920	0.0
33,000 (4)	Toronto-Dominion Bank, 3.625%, 09/15/2031	32,925	0.0
33,000	Toronto-Dominion Bank, 4.108%, 06/08/2027	32,927	0.0
43,000	Toronto-Dominion Bank, 4.456%, 06/08/2032	42,281	0.0
53,000	Toronto-Dominion Bank, 4.928%, 10/15/2035	52,088	0.0
27,000	Toronto-Dominion Bank, 5.156%, 01/10/2028	27,285	0.0
14,000 (3)	Toronto-Dominion Bank, GMTN, 2.450%, 01/12/2032	12,435	0.0
31,000	Toronto-Dominion Bank, MTN, 1.250%, 09/10/2026	30,839	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
19,000 (3)	Toronto-Dominion Bank, MTN, 2.000%, 09/10/2031	$16,816	0.0
24,000	Toronto-Dominion Bank, MTN, 2.800%, 03/10/2027	23,762	0.0
78,000	Toronto-Dominion Bank, MTN, 3.200%, 03/10/2032	71,763	0.0
33,000	Toronto-Dominion Bank, MTN, 4.693%, 09/15/2027	33,125	0.0
27,000	Toronto-Dominion Bank, MTN, 5.523%, 07/17/2028	27,521	0.0
39,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	39,026	0.0
16,000	Toronto-Dominion Bank, FXD, 1.950%, 01/12/2027	15,816	0.0
17,000	TPG Operating Group II L.P., 5.375%, 01/15/2036	16,552	0.0
7,000	Transatlantic Holdings, Inc., 8.000%, 11/30/2039	8,515	0.0
141,000	Travelers Cos., Inc., 2.550%, 04/27/2050	85,244	0.0
19,000	Travelers Cos., Inc., 4.000%, 05/30/2047	15,190	0.0
14,000	Truist Financial Corp., MTN, 1.125%, 08/03/2027	13,524	0.0
19,000 (4)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	18,033	0.0
14,000	Truist Financial Corp., MTN, 1.950%, 06/05/2030	12,648	0.0
12,000	Truist Financial Corp., MTN, 3.875%, 03/19/2029	11,771	0.0
16,000 (4)	Truist Financial Corp., MTN, 4.123%, 06/06/2028	15,941	0.0
29,000 (4)	Truist Financial Corp., MTN, 4.873%, 01/26/2029	29,129	0.0
19,000 (4)	Truist Financial Corp., MTN, 4.916%, 07/28/2033	18,632	0.0
35,000 (4)	Truist Financial Corp., MTN, 4.964%, 10/23/2036	34,057	0.0
29,000 (4)	Truist Financial Corp., MTN, 5.122%, 01/26/2034	28,965	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
19,000 (4)	Truist Financial Corp., MTN, 5.153%, 08/05/2032	$19,146	0.0
29,000 (4)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	29,488	0.0
60,000 (4)	Truist Financial Corp., MTN, 5.711%, 01/24/2035	61,804	0.0
34,000 (4)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	35,383	0.0
14,000 (4)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	14,785	0.0
34,000 (4)	Truist Financial Corp., MTN, 7.161%, 10/30/2029	35,815	0.0
30,000	UDR, Inc., 3.000%, 08/15/2031	27,571	0.0
37,000	UDR, Inc., MTN, 3.200%, 01/15/2030	35,249	0.0
15,000	UDR, Inc., MTN, 4.400%, 01/26/2029	14,926	0.0
8,000	Unum Group, 4.000%, 06/15/2029	7,832	0.0
17,000	Unum Group, 4.125%, 06/15/2051	12,716	0.0
9,000	Unum Group, 4.500%, 12/15/2049	7,193	0.0
10,000	Unum Group, 5.750%, 08/15/2042	9,951	0.0
76,000 (3)(4)	US Bancorp, 5.033%, 01/26/2037	74,944	0.0
403,000	US Bancorp,, MTN, 1.375%, 07/22/2030	354,691	0.1
111,000 (3)(4)	US Bancorp, MTN, 2.215%, 01/27/2028	109,598	0.0
151,000	US Bancorp, X, 3.150%, 04/27/2027	149,720	0.1
10,000	Ventas Realty L.P., 2.500%, 09/01/2031	8,903	0.0
13,000	Ventas Realty L.P., 3.000%, 01/15/2030	12,269	0.0
9,000	Ventas Realty L.P., 3.250%, 10/15/2026	8,973	0.0
8,000	Ventas Realty L.P., 3.850%, 04/01/2027	7,969	0.0
13,000	Ventas Realty L.P., 4.000%, 03/01/2028	12,876	0.0
6,000	Ventas Realty L.P., 4.375%, 02/01/2045	5,052	0.0
15,000	Ventas Realty L.P., 4.400%, 01/15/2029	14,894	0.0
10,000	Ventas Realty L.P., 4.750%, 11/15/2030	9,960	0.0
10,000	Ventas Realty L.P., 5.625%, 07/01/2034	10,274	0.0
17,000	Ventas Realty L.P., 5.700%, 09/30/2043	17,015	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
105,000	VICI Properties L.P., 5.125%, 05/15/2032	$104,165	0.0
17,000	VICI Properties L.P., 5.625%, 05/15/2052	15,625	0.0
41,000 (3)	Visa, Inc., 2.000%, 08/15/2050	22,005	0.0
46,000	Visa, Inc., 2.050%, 04/15/2030	42,301	0.0
25,000	Visa, Inc., 2.700%, 04/15/2040	18,967	0.0
9,000	Visa, Inc., 2.750%, 09/15/2027	8,841	0.0
99,000	Visa, Inc., 4.300%, 12/14/2045	84,952	0.0
7,000	W R Berkley Corp., 3.150%, 09/30/2061	4,245	0.0
8,000	W R Berkley Corp., 3.550%, 03/30/2052	5,634	0.0
10,000	W R Berkley Corp., 4.000%, 05/12/2050	7,723	0.0
7,000	W R Berkley Corp., 4.750%, 08/01/2044	6,279	0.0
19,000	Wachovia Corp., 5.500%, 08/01/2035	19,222	0.0
7,000 (4)	Wachovia Corp., 7.574%, 08/01/2026	7,015	0.0
10,000 (4)	Webster Financial Corp., 5.784%, 09/11/2035	10,083	0.0
82,000	Wells Fargo & Co., 3.000%, 10/23/2026	81,672	0.0
81,000 (4)	Wells Fargo & Co., 3.068%, 04/30/2041	61,889	0.0
46,000	Wells Fargo & Co., 3.900%, 05/01/2045	36,454	0.0
10,000	Wells Fargo & Co., 5.375%, 02/07/2035	10,286	0.0
43,000	Wells Fargo & Co., 5.375%, 11/02/2043	40,475	0.0
56,000 (4)	Wells Fargo & Co., 5.389%, 04/24/2034	56,871	0.0
56,000	Wells Fargo & Co., 5.606%, 01/15/2044	53,969	0.0
12,000	Wells Fargo & Co., 5.950%, 12/01/2086	12,316	0.0
48,000	Wells Fargo & Co., GMTN, 4.300%, 07/22/2027	47,976	0.0
47,000	Wells Fargo & Co., GMTN, 4.900%, 11/17/2045	41,128	0.0
62,000 (4)	Wells Fargo & Co., MTN, 2.393%, 06/02/2028	60,775	0.0
58,000 (4)	Wells Fargo & Co., MTN, 2.572%, 02/11/2031	53,706	0.0
30,000 (4)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	28,244	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
77,000 (4)	Wells Fargo & Co., MTN, 3.350%, 03/02/2033	$70,800	0.0
77,000 (4)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	76,444	0.0
58,000 (4)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	57,522	0.0
58,000	Wells Fargo & Co., MTN, 4.150%, 01/24/2029	57,468	0.0
46,000	Wells Fargo & Co., MTN, 4.400%, 06/14/2046	37,333	0.0
48,000 (4)	Wells Fargo & Co., MTN, 4.478%, 04/04/2031	47,492	0.0
305,000 (4)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	256,484	0.1
46,000	Wells Fargo & Co., MTN, 4.650%, 11/04/2044	39,150	0.0
46,000	Wells Fargo & Co., MTN, 4.750%, 12/07/2046	39,191	0.0
58,000 (4)	Wells Fargo & Co., MTN, 4.808%, 07/25/2028	58,165	0.0
82,000 (4)	Wells Fargo & Co., MTN, 4.897%, 07/25/2033	81,501	0.0
99,000 (4)	Wells Fargo & Co., MTN, 5.013%, 04/04/2051	88,775	0.0
81,000 (4)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	82,979	0.0
50,000 (4)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	50,850	0.0
17,000	Wells Fargo & Co. B, 7.950%, 11/15/2029	18,615	0.0
135,000	Welltower OP LLC, 2.800%, 06/01/2031	123,856	0.0
6,000	Welltower OP LLC, 4.950%, 09/01/2048	5,542	0.0
7,000 (3)	Western Union Co., 6.200%, 11/17/2036	7,235	0.0
27,000	Westpac Banking Corp., 1.953%, 11/20/2028	25,542	0.0
22,000	Westpac Banking Corp., 2.150%, 06/03/2031	19,669	0.0
15,000	Westpac Banking Corp., 2.650%, 01/16/2030	14,134	0.0
33,000 (4)	Westpac Banking Corp., 2.668%, 11/15/2035	29,735	0.0
22,000	Westpac Banking Corp., 2.700%, 08/19/2026	21,960	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
22,000	Westpac Banking Corp., 2.963%, 11/16/2040	$16,343	0.0
27,000 (4)	Westpac Banking Corp., 3.020%, 11/18/2036	24,112	0.0
22,000	Westpac Banking Corp., 3.133%, 11/18/2041	16,301	0.0
22,000	Westpac Banking Corp., 3.350%, 03/08/2027	21,872	0.0
22,000	Westpac Banking Corp., 3.400%, 01/25/2028	21,723	0.0
22,000 (3)	Westpac Banking Corp., 4.043%, 08/26/2027	21,946	0.0
27,000 (4)	Westpac Banking Corp., 4.110%, 07/24/2034	26,336	0.0
22,000	Westpac Banking Corp., 4.421%, 07/24/2039	19,804	0.0
22,000 (4)	Westpac Banking Corp., 5.405%, 08/10/2033	22,251	0.0
27,000	Westpac Banking Corp., 5.457%, 11/18/2027	27,413	0.0
33,000 (4)	Westpac Banking Corp., GMTN, 4.322%, 11/23/2031	32,943	0.0
65,000	Weyerhaeuser Co., 7.375%, 03/15/2032	72,540	0.0
98,000	Willis North America, Inc., 5.350%, 05/15/2033	99,313	0.0
5,000	Wintrust Financial Corp., 4.850%, 06/06/2029	4,978	0.0
30,000	WP Carey, Inc., 5.375%, 06/30/2034	30,343	0.0
5,000	XL Group Ltd., 5.250%, 12/15/2043	4,704	0.0
		47,438,823	8.8

	Industrial: 1.9%
126,000	3M Co., 2.875%, 10/15/2027	123,639	0.1
69,000	3M Co., MTN, 3.875%, 06/15/2044	55,226	0.0
23,000	3M Co., MTN, 4.000%, 09/14/2048	18,099	0.0
8,000	ABB Finance USA, Inc., 3.800%, 04/03/2028	7,926	0.0
12,000	ABB Finance USA, Inc., 4.375%, 05/08/2042	10,630	0.0
9,000	Acuity Brands Lighting, Inc., 2.150%, 12/15/2030	8,070	0.0
8,000	AGCO Corp., 5.450%, 03/21/2027	8,046	0.0
14,000	AGCO Corp., 5.800%, 03/21/2034	14,286	0.0
8,000	Allegion PLC, 3.500%, 10/01/2029	7,685	0.0
8,000	Allegion US Holding Co., Inc., 3.550%, 10/01/2027	7,897	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
12,000	Allegion US Holding Co., Inc., 5.411%, 07/01/2032	$12,216	0.0
8,000	Allegion US Holding Co., Inc., 5.600%, 05/29/2034	8,172	0.0
10,000	Amcor Finance USA, Inc., 4.500%, 05/15/2028	9,977	0.0
10,000	Amcor Finance USA, Inc., 5.625%, 05/26/2033	10,292	0.0
10,000	Amcor Flexibles North America, Inc., 2.630%, 06/19/2030	9,243	0.0
16,000	Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	14,500	0.0
23,000 (3)	Amcor Flexibles North America, Inc., 5.500%, 03/17/2035	23,420	0.0
15,000	Amphenol Corp., 2.200%, 09/15/2031	13,282	0.0
18,000	Amphenol Corp., 2.800%, 02/15/2030	16,912	0.0
10,000	Amphenol Corp., 4.350%, 06/01/2029	9,989	0.0
16,000	Amphenol Corp., 5.000%, 01/15/2035	16,002	0.0
9,000	Amphenol Corp., 5.050%, 04/05/2027	9,050	0.0
9,000	Amphenol Corp., 5.050%, 04/05/2029	9,148	0.0
12,000	Amphenol Corp., 5.250%, 04/05/2034	12,254	0.0
57,000	Amphenol Corp., 5.300%, 11/15/2055	54,130	0.0
8,000	Amphenol Corp., 5.375%, 11/15/2054	7,773	0.0
11,000	Amrize Finance US LLC, 4.750%, 09/22/2046	9,597	0.0
35,000	Amrize Finance US LLC, 5.400%, 04/07/2035	35,531	0.0
16,000	AptarGroup, Inc., 3.600%, 03/15/2032	14,835	0.0
10,000	Arrow Electronics, Inc., 2.950%, 02/15/2032	8,891	0.0
10,000	Arrow Electronics, Inc., 3.875%, 01/12/2028	9,883	0.0
10,000	Arrow Electronics, Inc., 5.875%, 04/10/2034	10,296	0.0
6,000	Avnet, Inc., 3.000%, 05/15/2031	5,442	0.0
17,000	Avnet, Inc., 5.500%, 06/01/2032	17,202	0.0
10,000	Avnet, Inc., 6.250%, 03/15/2028	10,224	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
8,000	Berry Global, Inc., 1.650%, 01/15/2027	$7,881	0.0
10,000	Berry Global, Inc., 5.500%, 04/15/2028	10,155	0.0
16,000	Berry Global, Inc., 5.650%, 01/15/2034	16,385	0.0
16,000	Berry Global, Inc., 5.800%, 06/15/2031	16,597	0.0
20,000	Boeing Co., 2.700%, 02/01/2027	19,784	0.0
105,000	Boeing Co., 2.800%, 03/01/2027	103,881	0.0
15,000	Boeing Co., 2.950%, 02/01/2030	14,117	0.0
20,000	Boeing Co., 3.200%, 03/01/2029	19,285	0.0
22,000	Boeing Co., 3.250%, 02/01/2028	21,541	0.0
7,000	Boeing Co., 3.250%, 03/01/2028	6,862	0.0
15,000	Boeing Co., 3.250%, 02/01/2035	13,012	0.0
7,000	Boeing Co., 3.450%, 11/01/2028	6,817	0.0
8,000	Boeing Co., 3.500%, 03/01/2039	6,528	0.0
7,000	Boeing Co., 3.550%, 03/01/2038	5,873	0.0
120,000	Boeing Co., 3.600%, 05/01/2034	108,046	0.0
28,000	Boeing Co., 3.625%, 02/01/2031	26,655	0.0
111,000	Boeing Co., 3.825%, 03/01/2059	77,504	0.0
20,000	Boeing Co., 3.950%, 08/01/2059	14,299	0.0
123,000	Boeing Co., 5.040%, 05/01/2027	123,368	0.1
91,000	Boeing Co., 5.150%, 05/01/2030	92,126	0.0
142,000	Boeing Co., 5.705%, 05/01/2040	144,467	0.1
9,000	Boeing Co., 5.875%, 02/15/2040	9,262	0.0
71,000	Boeing Co., 5.930%, 05/01/2060	69,891	0.0
8,000	Boeing Co., 6.125%, 02/15/2033	8,508	0.0
6,000	Boeing Co., 6.625%, 02/15/2038	6,553	0.0
10,000	Boeing Co., 6.875%, 03/15/2039	11,197	0.0
111,000	Burlington Northern Santa Fe LLC, 2.875%, 06/15/2052	69,555	0.0
128,000	Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	113,040	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
137,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	$127,168	0.1
11,000	Burlington Northern Santa Fe LLC, 6.150%, 05/01/2037	12,007	0.0
14,000	Canadian National Railway Co., 2.450%, 05/01/2050	8,289	0.0
53,000	Canadian National Railway Co., 3.850%, 08/05/2032	50,457	0.0
34,000	Canadian National Railway Co., 4.450%, 01/20/2049	28,918	0.0
28,000	Canadian National Railway Co., 6.375%, 11/15/2037	31,134	0.0
50,000	Canadian Pacific Railway Co., 4.200%, 11/15/2069	37,476	0.0
123,000	Canadian Pacific Railway Co., 4.800%, 09/15/2035	120,872	0.1
56,000	Canadian Pacific Railway Co., 4.800%, 08/01/2045	50,517	0.0
11,000	Carlisle Cos., Inc., 2.200%, 03/01/2032	9,509	0.0
15,000	Carlisle Cos., Inc., 2.750%, 03/01/2030	14,011	0.0
12,000	Carlisle Cos., Inc., 3.750%, 12/01/2027	11,877	0.0
12,000	Carlisle Cos., Inc., 5.550%, 09/15/2040	11,952	0.0
18,000	Carrier Global Corp., 2.493%, 02/15/2027	17,801	0.0
15,000	Carrier Global Corp., 2.700%, 02/15/2031	13,757	0.0
40,000	Carrier Global Corp., 2.722%, 02/15/2030	37,410	0.0
30,000	Carrier Global Corp., 3.377%, 04/05/2040	24,125	0.0
14,000	Carrier Global Corp., 3.577%, 04/05/2050	10,199	0.0
17,000	Carrier Global Corp., 5.900%, 03/15/2034	17,929	0.0
10,000	Carrier Global Corp., 6.200%, 03/15/2054	10,735	0.0
69,000	Caterpillar Financial Services Corp., 2.400%, 08/09/2026	68,869	0.0
171,000	Caterpillar Financial Services Corp., MTN, 1.700%, 01/08/2027	168,902	0.1
69,000	Caterpillar, Inc., 1.900%, 03/12/2031	61,356	0.0
20,000	Caterpillar, Inc., 2.600%, 04/09/2030	18,752	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
16,000	Caterpillar, Inc., 3.250%, 04/09/2050	$11,288	0.0
86,000	Caterpillar, Inc., 3.803%, 08/15/2042	71,463	0.0
24,000	Caterpillar, Inc., 4.750%, 05/15/2064	21,243	0.0
10,000	CH Robinson Worldwide, Inc., 4.200%, 04/15/2028	9,928	0.0
12,000	CNH Industrial Capital LLC, 1.450%, 07/15/2026	11,987	0.0
10,000	CNH Industrial Capital LLC, 4.500%, 10/16/2030	9,855	0.0
12,000	CNH Industrial Capital LLC, 4.550%, 04/10/2028	11,974	0.0
12,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	12,120	0.0
10,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	10,195	0.0
10,000	CNH Industrial NV, MTN, 3.850%, 11/15/2027	9,893	0.0
57,000	CRH America Finance, Inc., 5.600%, 02/09/2056	55,713	0.0
84,000	CSX Corp., 4.100%, 03/15/2044	70,062	0.0
172,000	CSX Corp., 4.400%, 03/01/2043	151,374	0.1
101,000	Deere & Co., 2.875%, 09/07/2049	66,696	0.0
17,000	Dover Corp., 2.950%, 11/04/2029	16,125	0.0
6,000	Dover Corp., 5.375%, 10/15/2035	6,173	0.0
7,000	Dover Corp., 5.375%, 03/01/2041	6,982	0.0
20,000 (3)	Eagle Materials, Inc., 5.000%, 03/15/2036	19,353	0.0
14,000	Eaton Corp., 3.103%, 09/15/2027	13,818	0.0
6,000	Eaton Corp., 3.915%, 09/15/2047	4,811	0.0
14,000	Eaton Corp., 4.000%, 11/02/2032	13,509	0.0
26,000	Eaton Corp., 4.150%, 03/15/2033	25,121	0.0
20,000	Eaton Corp., 4.150%, 11/02/2042	17,245	0.0
10,000	Eaton Corp., 4.350%, 05/18/2028	10,003	0.0
164,000	Eaton Corp., 4.700%, 08/23/2052	146,317	0.1
138,000	Emerson Electric Co., 1.950%, 10/15/2030	124,247	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
14,000	FedEx Corp., 2.400%, 05/15/2031	$12,633	0.0
86,000	FedEx Corp., 3.250%, 05/15/2041	67,507	0.0
69,000	FedEx Corp., 3.400%, 02/15/2028	67,843	0.0
100,000	FedEx Corp., 4.050%, 02/15/2048	80,893	0.0
69,000	FedEx Corp., 4.750%, 11/15/2045	62,003	0.0
18,000	Flex Ltd., 5.250%, 01/15/2032	18,083	0.0
22,000	Flex Ltd., 5.375%, 11/13/2035	21,789	0.0
16,000	Flowserve Corp., 2.800%, 01/15/2032	14,208	0.0
11,000	Fortive Corp., 4.300%, 06/15/2046	9,076	0.0
14,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	13,365	0.0
9,000	Fortune Brands Innovations, Inc., 4.000%, 03/25/2032	8,531	0.0
9,000	Fortune Brands Innovations, Inc., 4.500%, 03/25/2052	7,317	0.0
12,000 (3)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	12,503	0.0
171,000	GATX Corp., 1.900%, 06/01/2031	149,536	0.1
28,000	GE Vernova, Inc., 5.500%, 02/04/2056	27,180	0.0
66,000	General Dynamics Corp., 3.600%, 11/15/2042	53,048	0.0
84,000	General Electric Co., 4.350%, 05/01/2050	71,263	0.0
8,000	GXO Logistics, Inc., 1.650%, 07/15/2026	7,989	0.0
8,000	GXO Logistics, Inc., 2.650%, 07/15/2031	7,093	0.0
12,000	GXO Logistics, Inc., 6.250%, 05/06/2029	12,409	0.0
10,000	GXO Logistics, Inc., 6.500%, 05/06/2034	10,491	0.0
12,000	HEICO Corp., 5.250%, 08/01/2028	12,142	0.0
12,000	HEICO Corp., 5.350%, 08/01/2033	12,203	0.0
6,000	Hexcel Corp., 5.875%, 02/26/2035	6,221	0.0
200,000 (5)	Honeywell Aerospace, Inc., 5.852%, 03/16/2066	201,672	0.1
20,000	Honeywell International, Inc., 1.100%, 03/01/2027	19,593	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
30,000	Honeywell International, Inc., 1.750%, 09/01/2031	$26,051	0.0
20,000	Honeywell International, Inc., 1.950%, 06/01/2030	18,104	0.0
30,000	Honeywell International, Inc., 2.500%, 11/01/2026	29,828	0.0
15,000	Honeywell International, Inc., 2.700%, 08/15/2029	14,201	0.0
50,000	Honeywell International, Inc., 2.800%, 06/01/2050	32,266	0.0
9,000	Honeywell International, Inc., 3.812%, 11/21/2047	7,017	0.0
20,000	Honeywell International, Inc., 4.500%, 01/15/2034	19,547	0.0
14,000	Howmet Aerospace, Inc., 3.000%, 01/15/2029	13,486	0.0
30,000	Howmet Aerospace, Inc., 5.950%, 02/01/2037	31,844	0.0
6,000	Howmet Aerospace, Inc., 6.750%, 01/15/2028	6,203	0.0
13,000	Hubbell, Inc., 4.800%, 11/15/2035	12,638	0.0
42,000	Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	41,349	0.0
12,000	Huntington Ingalls Industries, Inc., 5.749%, 01/15/2035	12,373	0.0
22,000	IDEX Corp., 2.625%, 06/15/2031	19,816	0.0
29,000	Illinois Tool Works, Inc., 3.900%, 09/01/2042	24,205	0.0
15,000	Ingersoll Rand, Inc., 5.176%, 06/15/2029	15,263	0.0
14,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	14,087	0.0
10,000	Ingersoll Rand, Inc., 5.314%, 06/15/2031	10,203	0.0
10,000	Ingersoll Rand, Inc., 5.400%, 08/14/2028	10,154	0.0
15,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	15,282	0.0
20,000	Ingersoll Rand, Inc., 5.700%, 08/14/2033	20,808	0.0
12,000	Ingersoll Rand, Inc., 5.700%, 06/15/2054	11,912	0.0
16,000	Jabil, Inc., 3.000%, 01/15/2031	14,714	0.0
19,000	Jabil, Inc., 4.750%, 02/01/2033	18,555	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
10,000	Jacobs Engineering Group, Inc., 5.900%, 03/01/2033	$10,322	0.0
12,000	Jacobs Engineering Group, Inc., 6.350%, 08/18/2028	12,399	0.0
14,000	Jacobs Solutions, Inc., 5.375%, 03/03/2036	13,775	0.0
13,000	JB Hunt Transport Services, Inc., 4.900%, 03/15/2030	13,078	0.0
15,000	John Deere Capital Corp., 4.500%, 01/08/2027	15,026	0.0
8,000	John Deere Capital Corp., MTN, 1.300%, 10/13/2026	7,941	0.0
171,000	John Deere Capital Corp., MTN, 1.500%, 03/06/2028	163,288	0.1
10,000	John Deere Capital Corp., MTN, 1.700%, 01/11/2027	9,875	0.0
10,000 (3)	John Deere Capital Corp., MTN, 1.750%, 03/09/2027	9,835	0.0
9,000	John Deere Capital Corp., MTN, 2.250%, 09/14/2026	8,966	0.0
10,000	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	9,878	0.0
10,000	John Deere Capital Corp., MTN, 2.800%, 09/08/2027	9,835	0.0
8,000 (3)	John Deere Capital Corp., MTN, 3.050%, 01/06/2028	7,858	0.0
202,000	John Deere Capital Corp., MTN, 3.450%, 03/07/2029	197,279	0.1
18,000	John Deere Capital Corp., MTN, 4.150%, 09/15/2027	17,983	0.0
22,000	John Deere Capital Corp., MTN, 4.750%, 01/20/2028	22,164	0.0
11,000	John Deere Capital Corp., MTN, 4.850%, 03/05/2027	11,050	0.0
105,000	John Deere Capital Corp., MTN, 4.900%, 03/03/2028	106,031	0.0
71,000	John Deere Capital Corp., MTN, 4.950%, 07/14/2028	71,887	0.0
11,000	John Deere Capital Corp., MTN, 5.150%, 09/08/2026	11,023	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
52,000	Johnson Controls International PLC, 4.625%, 07/02/2044	$46,193	0.0
8,000	Kennametal, Inc., 2.800%, 03/01/2031	7,269	0.0
25,000	Keysight Technologies, Inc., 4.950%, 10/15/2034	24,736	0.0
9,000	Kirby Corp., 4.200%, 03/01/2028	8,923	0.0
13,000	L3Harris Technologies, Inc., 1.800%, 01/15/2031	11,454	0.0
8,000	L3Harris Technologies, Inc., 2.900%, 12/15/2029	7,565	0.0
11,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	10,982	0.0
17,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	16,942	0.0
19,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	18,935	0.0
8,000	L3Harris Technologies, Inc., 4.854%, 04/27/2035	7,866	0.0
15,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	15,177	0.0
10,000	L3Harris Technologies, Inc., 5.054%, 04/27/2045	9,399	0.0
15,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	15,282	0.0
15,000	L3Harris Technologies, Inc., 5.350%, 06/01/2034	15,246	0.0
25,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	25,126	0.0
26,000	L3Harris Technologies, Inc., 5.400%, 07/31/2033	26,589	0.0
10,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	9,805	0.0
6,000	L3Harris Technologies, Inc., 6.150%, 12/15/2040	6,373	0.0
12,000	Lennox International, Inc., 5.500%, 09/15/2028	12,202	0.0
10,000	Lockheed Martin Corp., 2.800%, 06/15/2050	6,366	0.0
21,000	Lockheed Martin Corp., 4.300%, 06/15/2062	16,569	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
171,000 (3)	Lockheed Martin Corp., 4.500%, 05/15/2036	$165,084	0.1
130,000	Lockheed Martin Corp., 4.700%, 05/15/2046	115,759	0.0
18,000	Martin Marietta Materials, Inc., 2.400%, 07/15/2031	16,033	0.0
37,000	Martin Marietta Materials, Inc., 3.200%, 07/15/2051	24,584	0.0
6,000 (3)	Martin Marietta Materials, Inc., 3.450%, 06/01/2027	5,944	0.0
10,000	Martin Marietta Materials, Inc., 3.500%, 12/15/2027	9,860	0.0
12,000	Martin Marietta Materials, Inc., 4.250%, 12/15/2047	9,827	0.0
10,000	Martin Marietta Materials, Inc. CB, 2.500%, 03/15/2030	9,241	0.0
12,000	Masco Corp., 1.500%, 02/15/2028	11,424	0.0
51,000	Masco Corp., 2.000%, 02/15/2031	44,978	0.0
9,000	MasTec, Inc., 5.900%, 06/15/2029	9,263	0.0
15,000	Mohawk Industries, Inc., 3.625%, 05/15/2030	14,399	0.0
16,000	Nordson Corp., 5.800%, 09/15/2033	16,664	0.0
144,000	Norfolk Southern Corp., 3.950%, 10/01/2042	119,152	0.0
11,000	Norfolk Southern Corp., 4.100%, 05/15/2121	7,723	0.0
86,000	Norfolk Southern Corp., 4.800%, 08/15/2043	77,415	0.0
21,000	Northrop Grumman Corp., 3.850%, 04/15/2045	16,655	0.0
164,000	Northrop Grumman Corp., 4.030%, 10/15/2047	130,715	0.1
6,000	nVent Finance Sarl, 2.750%, 11/15/2031	5,364	0.0
10,000	nVent Finance Sarl, 4.550%, 04/15/2028	9,962	0.0
10,000	nVent Finance Sarl, 5.650%, 05/15/2033	10,291	0.0
8,000	Oshkosh Corp., 3.100%, 03/01/2030	7,525	0.0
41,000	Otis Worldwide Corp., 2.293%, 04/05/2027	40,400	0.0
47,000	Otis Worldwide Corp., 3.112%, 02/15/2040	36,184	0.0
8,000	Owens Corning, 3.400%, 08/15/2026	7,988	0.0
6,000	Owens Corning, 3.875%, 06/01/2030	5,806	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
9,000	Owens Corning, 3.950%, 08/15/2029	$8,820	0.0
12,000	Owens Corning, 4.300%, 07/15/2047	9,769	0.0
48,000	Owens Corning, 5.700%, 06/15/2034	49,628	0.0
8,000	Owens Corning, 7.000%, 12/01/2036	9,012	0.0
10,000	Packaging Corp. of America, 3.000%, 12/15/2029	9,474	0.0
14,000	Packaging Corp. of America, 3.050%, 10/01/2051	9,099	0.0
10,000	Packaging Corp. of America, 3.400%, 12/15/2027	9,853	0.0
8,000	Packaging Corp. of America, 4.050%, 12/15/2049	6,229	0.0
8,000 (3)	Packaging Corp. of America, 5.700%, 12/01/2033	8,330	0.0
14,000	Parker-Hannifin Corp., 3.250%, 03/01/2027	13,922	0.0
20,000	Parker-Hannifin Corp., 3.250%, 06/14/2029	19,314	0.0
12,000	Parker-Hannifin Corp., 4.100%, 03/01/2047	9,870	0.0
24,000	Parker-Hannifin Corp., 4.250%, 09/15/2027	23,963	0.0
20,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	19,999	0.0
10,000	Parker-Hannifin Corp., MTN, 4.200%, 11/21/2034	9,558	0.0
10,000	Parker-Hannifin Corp., MTN, 4.450%, 11/21/2044	8,802	0.0
7,000	Parker-Hannifin Corp., MTN, 6.250%, 05/15/2038	7,704	0.0
11,000	Pentair Finance Sarl, 5.900%, 07/15/2032	11,431	0.0
10,000	Precision Castparts Corp., 3.900%, 01/15/2043	8,298	0.0
7,000	Precision Castparts Corp., 4.375%, 06/15/2045	6,036	0.0
109,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	101,388	0.0
171,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	153,064	0.1
24,000	Regal Rexnord Corp., 6.050%, 04/15/2028	24,515	0.0
20,000	Regal Rexnord Corp., 6.300%, 02/15/2030	20,879	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
25,000	Regal Rexnord Corp., 6.400%, 04/15/2033	$26,548	0.0
171,000	Republic Services, Inc., 2.300%, 03/01/2030	158,086	0.1
16,000	Republic Services, Inc., 3.050%, 03/01/2050	10,812	0.0
11,000	Republic Services, Inc., 5.700%, 05/15/2041	11,391	0.0
9,000	Rockwell Automation, Inc., 1.750%, 08/15/2031	7,820	0.0
9,000	Rockwell Automation, Inc., 2.800%, 08/15/2061	5,208	0.0
9,000	Rockwell Automation, Inc., 3.500%, 03/01/2029	8,806	0.0
12,000	Rockwell Automation, Inc., 4.200%, 03/01/2049	9,989	0.0
17,000	RTX Corp., 2.820%, 09/01/2051	10,554	0.0
122,000	RTX Corp., 4.150%, 05/15/2045	101,163	0.0
2,000	RTX Corp., 4.625%, 11/16/2048	1,736	0.0
21,000	Ryder System, Inc., 6.600%, 12/01/2033	22,918	0.0
86,000	Ryder System, Inc., MTN, 1.750%, 09/01/2026	85,607	0.0
92,000	Ryder System, Inc., MTN, 2.900%, 12/01/2026	91,456	0.0
10,000	Snap-on, Inc., 3.100%, 05/01/2050	6,769	0.0
17,000 (3)	Snap-on, Inc., 3.250%, 03/01/2027	16,882	0.0
8,000	Snap-on, Inc., 4.100%, 03/01/2048	6,494	0.0
6,000	Sonoco Products Co., 2.250%, 02/01/2027	5,928	0.0
10,000 (3)	Sonoco Products Co., 2.850%, 02/01/2032	8,991	0.0
12,000	Sonoco Products Co., 3.125%, 05/01/2030	11,292	0.0
18,000 (3)	Sonoco Products Co., 5.750%, 11/01/2040	18,264	0.0
12,000	Spirit AeroSystems, Inc., 4.600%, 06/15/2028	11,968	0.0
121,000	Stanley Black & Decker, Inc., 2.300%, 03/15/2030	110,796	0.0
14,000	TD Synnex Corp., 1.750%, 08/09/2026	13,959	0.0
12,000	TD Synnex Corp., 2.375%, 08/09/2028	11,416	0.0
10,000	TD Synnex Corp., 2.650%, 08/09/2031	8,916	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
8,000	TD Synnex Corp., 5.300%, 10/10/2035	$7,879	0.0
12,000	TD Synnex Corp., 6.100%, 04/12/2034	12,493	0.0
14,000	Teledyne Technologies, Inc., 2.250%, 04/01/2028	13,462	0.0
21,000	Teledyne Technologies, Inc., 2.750%, 04/01/2031	19,219	0.0
48,000	Textron, Inc., 2.450%, 03/15/2031	43,365	0.0
8,000	Textron, Inc., 4.950%, 03/15/2036	7,796	0.0
10,000	Timken Co., 4.125%, 04/01/2032	9,489	0.0
40,000	Trane Technologies Holdco, Inc., 4.300%, 02/21/2048	33,463	0.0
12,000	Trimble, Inc., 4.900%, 06/15/2028	12,001	0.0
16,000	Trimble, Inc., 6.100%, 03/15/2033	16,712	0.0
34,000	Tyco Electronics Group SA, 7.125%, 10/01/2037	39,009	0.0
17,000	Union Pacific Corp., 2.950%, 03/10/2052	10,878	0.0
275,000	Union Pacific Corp., 2.973%, 09/16/2062	162,023	0.1
86,000	Union Pacific Corp., 3.375%, 02/01/2035	76,535	0.0
39,000	Union Pacific Corp., 3.799%, 10/01/2051	29,376	0.0
23,000	Union Pacific Corp., 3.799%, 04/06/2071	15,825	0.0
202,000	United Parcel Service, Inc., 3.050%, 11/15/2027	198,972	0.1
10,000	United Parcel Service, Inc., 3.400%, 11/15/2046	7,248	0.0
14,000	United Parcel Service, Inc., 3.400%, 09/01/2049	9,838	0.0
8,000	United Parcel Service, Inc., 3.625%, 10/01/2042	6,375	0.0
23,000	United Parcel Service, Inc., 3.750%, 11/15/2047	17,478	0.0
15,000	United Parcel Service, Inc., 4.250%, 03/15/2049	12,203	0.0
10,000	United Parcel Service, Inc., 4.875%, 11/15/2040	9,530	0.0
22,000	United Parcel Service, Inc., 5.050%, 03/03/2053	19,846	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
10,000	United Parcel Service, Inc., 5.200%, 04/01/2040	$9,876	0.0
25,000	United Parcel Service, Inc., 5.300%, 04/01/2050	23,722	0.0
76,000	United Parcel Service, Inc., 5.600%, 05/22/2064	73,251	0.0
7,000	United Parcel Service, Inc., 6.200%, 01/15/2038	7,597	0.0
9,000	Valmont Industries, Inc., 5.000%, 10/01/2044	8,214	0.0
6,000	Valmont Industries, Inc., 5.250%, 10/01/2054	5,586	0.0
14,000	Veralto Corp., 5.350%, 09/18/2028	14,198	0.0
14,000	Veralto Corp., 5.450%, 09/18/2033	14,363	0.0
14,000	Veralto Corp., 5.500%, 09/18/2026	14,024	0.0
27,000	Vertiv Holdings Co., 5.950%, 03/15/2066	26,754	0.0
14,000	Vontier Corp., 2.950%, 04/01/2031	12,694	0.0
74,000	Vulcan Materials Co., 3.500%, 06/01/2030	70,816	0.0
21,000	Vulcan Materials Co., 5.700%, 12/01/2054	20,854	0.0
13,000	Waste Connections, Inc., 2.200%, 01/15/2032	11,399	0.0
12,000	Waste Connections, Inc., 2.600%, 02/01/2030	11,233	0.0
17,000	Waste Connections, Inc., 2.950%, 01/15/2052	10,941	0.0
10,000	Waste Connections, Inc., 3.050%, 04/01/2050	6,726	0.0
10,000	Waste Connections, Inc., 3.200%, 06/01/2032	9,190	0.0
10,000	Waste Connections, Inc., 3.500%, 05/01/2029	9,751	0.0
15,000	Waste Connections, Inc., 4.200%, 01/15/2033	14,439	0.0
10,000	Waste Connections, Inc., 4.250%, 12/01/2028	9,939	0.0
15,000	Waste Connections, Inc., 5.000%, 03/01/2034	15,028	0.0
10,000	Waste Management, Inc., 1.150%, 03/15/2028	9,481	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
19,000 (3)	Waste Management, Inc., 1.500%, 03/15/2031	$16,524	0.0
9,000	Waste Management, Inc., 2.000%, 06/01/2029	8,402	0.0
9,000	Waste Management, Inc., 2.950%, 06/01/2041	6,797	0.0
14,000	Waste Management, Inc., 3.150%, 11/15/2027	13,794	0.0
8,000	Waste Management, Inc., 4.100%, 03/01/2045	6,754	0.0
19,000 (3)	Waste Management, Inc., 4.150%, 04/15/2032	18,539	0.0
13,000	Waste Management, Inc., 4.150%, 07/15/2049	10,665	0.0
19,000	Waste Management, Inc., 4.500%, 03/15/2028	19,057	0.0
14,000	Waste Management, Inc., 4.625%, 02/15/2030	14,054	0.0
10,000 (3)	Waste Management, Inc., 4.625%, 02/15/2033	9,937	0.0
13,000	Waste Management, Inc., 4.650%, 03/15/2030	13,044	0.0
14,000	Waste Management, Inc., 4.800%, 03/15/2032	14,097	0.0
14,000	Waste Management, Inc., 4.875%, 02/15/2029	14,148	0.0
24,000 (3)	Waste Management, Inc., 4.875%, 02/15/2034	24,117	0.0
14,000	Waste Management, Inc., 4.950%, 07/03/2027	14,094	0.0
14,000	Waste Management, Inc., 4.950%, 07/03/2031	14,199	0.0
29,000 (3)	Waste Management, Inc., 4.950%, 03/15/2035	28,961	0.0
21,000 (3)	Waste Management, Inc., 5.350%, 10/15/2054	20,299	0.0
15,000	Westinghouse Air Brake Technologies Corp., 3.450%, 11/15/2026	14,944	0.0
25,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	25,027	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
12,000	Westinghouse Air Brake Technologies Corp., 5.500%, 05/29/2035	$12,266	0.0
10,000	Westinghouse Air Brake Technologies Corp., 5.611%, 03/11/2034	10,273	0.0
100,000	WRKCo, Inc., 3.000%, 06/15/2033	88,109	0.0
80,000 (3)	WRKCo, Inc., 4.900%, 03/15/2029	80,344	0.0
10,000	Xylem, Inc., 1.950%, 01/30/2028	9,617	0.0
10,000	Xylem, Inc., 2.250%, 01/30/2031	9,013	0.0
10,000	Xylem, Inc., 3.250%, 11/01/2026	9,966	0.0
8,000	Xylem, Inc., 4.375%, 11/01/2046	6,663	0.0
		10,135,221	1.9

	Technology: 1.5%
21,000	Accenture Capital, Inc., 3.900%, 10/04/2027	20,908	0.0
23,000	Accenture Capital, Inc., 4.050%, 10/04/2029	22,635	0.0
23,000	Accenture Capital, Inc., 4.250%, 10/04/2031	22,449	0.0
29,000	Accenture Capital, Inc., 4.500%, 10/04/2034	27,823	0.0
171,000	Adobe, Inc., 2.150%, 02/01/2027	168,935	0.1
22,000	Adobe, Inc., 5.300%, 01/17/2035	22,264	0.0
10,000	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	9,658	0.0
10,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	8,396	0.0
11,000	Amdocs Ltd., 2.538%, 06/15/2030	9,922	0.0
15,000	Analog Devices, Inc., 1.700%, 10/01/2028	14,131	0.0
20,000	Analog Devices, Inc., 2.100%, 10/01/2031	17,613	0.0
15,000	Analog Devices, Inc., 2.800%, 10/01/2041	10,905	0.0
20,000	Analog Devices, Inc., 2.950%, 10/01/2051	12,955	0.0
9,000	Analog Devices, Inc., 3.450%, 06/15/2027	8,936	0.0
18,000	Analog Devices, Inc., 3.500%, 12/05/2026	17,952	0.0
11,000	Analog Devices, Inc., 5.050%, 04/01/2034	11,136	0.0
7,000	Analog Devices, Inc., 5.300%, 12/15/2045	6,738	0.0
11,000	Analog Devices, Inc., 5.300%, 04/01/2054	10,488	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
44,000	Apple, Inc., 1.200%, 02/08/2028	$41,963	0.0
30,000	Apple, Inc., 1.650%, 05/11/2030	27,139	0.0
151,000	Apple, Inc., 2.375%, 02/08/2041	106,855	0.1
53,000 (3)	Apple, Inc., 2.550%, 08/20/2060	28,531	0.0
202,000	Apple, Inc., 2.650%, 05/11/2050	123,673	0.1
164,000	Apple, Inc., 2.650%, 02/08/2051	99,682	0.0
39,000	Apple, Inc., 3.350%, 02/09/2027	38,795	0.0
171,000	Apple, Inc., 3.450%, 02/09/2045	129,944	0.1
100,000	Apple, Inc., 4.450%, 05/06/2044	88,685	0.0
15,000	Applied Materials, Inc., 1.750%, 06/01/2030	13,506	0.0
15,000	Applied Materials, Inc., 2.750%, 06/01/2050	9,634	0.0
24,000	Applied Materials, Inc., 3.300%, 04/01/2027	23,844	0.0
20,000	Applied Materials, Inc., 4.350%, 04/01/2047	17,196	0.0
10,000 (3)	Applied Materials, Inc., 5.100%, 10/01/2035	10,099	0.0
12,000	Applied Materials, Inc., 5.850%, 06/15/2041	12,598	0.0
10,000	Atlassian Corp., 5.250%, 05/15/2029	10,027	0.0
10,000	Atlassian Corp., 5.500%, 05/15/2034	9,856	0.0
20,000	Autodesk, Inc., 2.400%, 12/15/2031	17,537	0.0
10,000	Autodesk, Inc., 2.850%, 01/15/2030	9,392	0.0
10,000	Autodesk, Inc., 3.500%, 06/15/2027	9,901	0.0
4,000	Autodesk, Inc., 5.300%, 06/15/2035	4,004	0.0
21,000 (3)	Booz Allen Hamilton, Inc., 5.950%, 04/15/2035	20,926	0.0
15,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	14,805	0.0
14,000	Broadcom, Inc., 1.950%, 02/15/2028	13,474	0.0
56,000	Broadcom, Inc., 2.450%, 02/15/2031	50,679	0.0
36,000	Broadcom, Inc., 2.600%, 02/15/2033	31,303	0.0
66,000 (5)	Broadcom, Inc., 3.137%, 11/15/2035	56,091	0.0
56,000 (5)	Broadcom, Inc., 3.187%, 11/15/2036	46,940	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
46,000	Broadcom, Inc., 3.419%, 04/15/2033	$41,945	0.0
61,000	Broadcom, Inc., 3.500%, 02/15/2041	48,765	0.0
190,000	Broadcom, Inc., 3.750%, 02/15/2051	141,157	0.1
32,000	Broadcom, Inc., 4.300%, 11/15/2032	31,005	0.0
29,000	Broadcom, Inc., 4.750%, 04/15/2029	29,171	0.0
20,000	Broadridge Financial Solutions, Inc., 2.600%, 05/01/2031	17,881	0.0
15,000	Broadridge Financial Solutions, Inc., 2.900%, 12/01/2029	14,081	0.0
10,000	Cadence Design Systems, Inc., 4.200%, 09/10/2027	9,980	0.0
19,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	18,852	0.0
19,000	Cadence Design Systems, Inc., 4.700%, 09/10/2034	18,605	0.0
126,000	CDW LLC / CDW Finance Corp., 2.670%, 12/01/2026	124,992	0.1
21,000	CDW LLC / CDW Finance Corp., 5.550%, 08/22/2034	20,744	0.0
16,000	CGI, Inc., 2.300%, 09/14/2031	13,880	0.0
29,000	Concentrix Corp., 6.650%, 08/02/2026	28,992	0.0
5,000 (3)	Concentrix Corp., 6.850%, 08/02/2033	4,359	0.0
20,000	Dell International LLC / EMC Corp., 3.375%, 12/15/2041	15,308	0.0
72,000 (3)	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	50,318	0.0
35,000	Dell International LLC / EMC Corp., 4.900%, 10/01/2026	35,015	0.0
20,000	Dell International LLC / EMC Corp., 5.250%, 02/01/2028	20,220	0.0
35,000	Dell International LLC / EMC Corp., 5.300%, 10/01/2029	35,591	0.0
20,000 (3)	Dell International LLC / EMC Corp., 5.400%, 04/15/2034	20,284	0.0
20,000	Dell International LLC / EMC Corp., 5.750%, 02/01/2033	20,791	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
10,000	Dell International LLC / EMC Corp., 6.100%, 07/15/2027	$10,162	0.0
15,000	Dell International LLC / EMC Corp., 6.200%, 07/15/2030	15,752	0.0
20,000	Dell International LLC / EMC Corp., 8.100%, 07/15/2036	23,799	0.0
13,000	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	16,441	0.0
8,000	Dell, Inc., 6.500%, 04/15/2038	8,601	0.0
6,000 (3)	Dell, Inc., 7.100%, 04/15/2028	6,274	0.0
11,000	DXC Technology Co., 2.375%, 09/15/2028	10,347	0.0
83,000	Fidelity National Information Services, Inc., 1.650%, 03/01/2028	78,984	0.0
51,000	Fidelity National Information Services, Inc., 4.500%, 08/15/2046	41,712	0.0
30,000	Fiserv, Inc., 2.250%, 06/01/2027	29,402	0.0
339,000	Fiserv, Inc., 2.650%, 06/01/2030	310,056	0.1
9,000	Fortinet, Inc., 2.200%, 03/15/2031	8,044	0.0
11,000	Gartner, Inc., 5.600%, 11/20/2035	10,424	0.0
11,000	Genpact UK Finco PLC / Genpact USA, Inc., 4.950%, 11/18/2030	10,836	0.0
37,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	36,264	0.0
11,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	11,136	0.0
49,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	45,456	0.0
15,000 (3)	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,115	0.0
30,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	30,936	0.0
20,000	HP, Inc., 2.650%, 06/17/2031	17,882	0.0
20,000	HP, Inc., 3.000%, 06/17/2027	19,731	0.0
10,000	HP, Inc., 3.400%, 06/17/2030	9,484	0.0
20,000	HP, Inc., 4.000%, 04/15/2029	19,609	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
14,000	HP, Inc., 4.200%, 04/15/2032	$13,366	0.0
18,000	HP, Inc., 4.750%, 01/15/2028	18,053	0.0
22,000 (3)	HP, Inc., 5.500%, 01/15/2033	22,471	0.0
24,000 (3)	HP, Inc., 6.000%, 09/15/2041	24,145	0.0
35,000	Intel Corp., 2.450%, 11/15/2029	32,573	0.0
38,000	Intel Corp., 3.100%, 02/15/2060	21,712	0.0
202,000	Intel Corp., 3.150%, 05/11/2027	199,925	0.1
136,000	Intel Corp., 3.250%, 11/15/2049	88,622	0.0
93,000	Intel Corp., 3.734%, 12/08/2047	67,008	0.0
25,000	Intel Corp., 4.100%, 05/19/2046	19,430	0.0
20,000	Intel Corp., 4.100%, 05/11/2047	15,297	0.0
46,000	Intel Corp., 4.750%, 03/25/2050	38,313	0.0
36,000	Intel Corp., 4.875%, 02/10/2028	36,139	0.0
20,000	Intel Corp., 4.950%, 03/25/2060	16,658	0.0
18,000	Intel Corp., 5.050%, 08/05/2062	15,034	0.0
15,000	Intel Corp., 5.200%, 02/10/2033	15,171	0.0
23,000	Intel Corp., 5.600%, 02/21/2054	21,525	0.0
20,000	Intel Corp., 5.625%, 02/10/2043	19,444	0.0
40,000	Intel Corp., 5.700%, 02/10/2053	37,754	0.0
54,000	International Business Machines Corp., 1.950%, 05/15/2030	48,853	0.0
202,000	International Business Machines Corp., 2.850%, 05/15/2040	148,177	0.1
119,000	International Business Machines Corp., 7.125%, 12/01/2096	135,596	0.1
34,000	Intuit, Inc., 5.500%, 09/15/2053	30,574	0.0
27,000 (3)	KLA Corp., 4.950%, 07/15/2052	24,512	0.0
40,000	KLA Corp., 5.250%, 07/15/2062	37,260	0.0
13,000	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	12,910	0.0
9,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	8,458	0.0
13,000 (3)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	10,834	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
11,000 (3)	Kyndryl Holdings, Inc., 4.100%, 10/15/2041	$7,795	0.0
10,000 (3)	Kyndryl Holdings, Inc., 6.350%, 02/20/2034	9,445	0.0
151,000	Lam Research Corp., 4.000%, 03/15/2029	149,364	0.1
20,000	Leidos, Inc., 2.300%, 02/15/2031	17,789	0.0
15,000	Leidos, Inc., 4.375%, 05/15/2030	14,694	0.0
17,000	Leidos, Inc., 5.000%, 03/15/2036	16,380	0.0
8,000	Leidos, Inc., 5.500%, 03/15/2035	8,084	0.0
15,000	Leidos, Inc., 5.750%, 03/15/2033	15,449	0.0
15,000	Marvell Technology, Inc., 2.450%, 04/15/2028	14,452	0.0
15,000	Marvell Technology, Inc., 2.950%, 04/15/2031	13,796	0.0
10,000	Marvell Technology, Inc., 4.875%, 06/22/2028	10,045	0.0
20,000	Marvell Technology, Inc., 5.300%, 04/15/2036	19,908	0.0
6,000	Marvell Technology, Inc., 5.450%, 07/15/2035	6,085	0.0
10,000	Marvell Technology, Inc., 5.750%, 02/15/2029	10,260	0.0
10,000	Marvell Technology, Inc., 5.950%, 09/15/2033	10,519	0.0
41,000	Microchip Technology, Inc., 5.050%, 02/15/2030	41,181	0.0
20,000	Micron Technology, Inc., 2.703%, 04/15/2032	17,925	0.0
10,000	Micron Technology, Inc., 3.366%, 11/01/2041	7,809	0.0
131,000	Micron Technology, Inc., 3.477%, 11/01/2051	93,494	0.0
171,000	Microsoft Corp., 2.525%, 06/01/2050	101,766	0.1
34,000	Microsoft Corp., 2.675%, 06/01/2060	18,764	0.0
202,000	Microsoft Corp., 2.921%, 03/17/2052	128,333	0.1
85,000	Microsoft Corp., 3.041%, 03/17/2062	51,218	0.0
86,000 (3)	Microsoft Corp., 3.500%, 02/12/2035	79,229	0.0
7,000	MSCI, Inc., 5.150%, 03/15/2036	6,779	0.0
21,000 (3)	MSCI, Inc., 5.250%, 09/01/2035	20,563	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
27,000	NetApp, Inc., 5.700%, 03/17/2035	$27,634	0.0
25,000	NVIDIA Corp., 1.550%, 06/15/2028	23,700	0.0
47,000	NVIDIA Corp., 2.850%, 04/01/2030	44,474	0.0
20,000	NVIDIA Corp., 3.200%, 09/16/2026	19,965	0.0
18,000	NVIDIA Corp., 3.500%, 04/01/2040	14,962	0.0
34,000	NVIDIA Corp., 3.500%, 04/01/2050	24,934	0.0
10,000 (3)	NVIDIA Corp., 3.700%, 04/01/2060	7,230	0.0
10,000	NXP BV / NXP Funding LLC, 5.550%, 12/01/2028	10,196	0.0
20,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	17,939	0.0
21,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.650%, 02/15/2032	18,638	0.0
10,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.125%, 02/15/2042	7,316	0.0
21,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	14,036	0.0
20,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	19,066	0.0
49,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	48,496	0.0
22,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	21,994	0.0
38,000	Oracle Corp., 2.300%, 03/25/2028	36,380	0.0
58,000	Oracle Corp., 2.650%, 07/15/2026	57,957	0.0
43,000	Oracle Corp., 2.800%, 04/01/2027	42,435	0.0
62,000	Oracle Corp., 2.875%, 03/25/2031	55,409	0.0
62,000	Oracle Corp., 2.950%, 04/01/2030	57,080	0.0
53,000	Oracle Corp., 3.250%, 11/15/2027	51,957	0.0
10,000	Oracle Corp., 3.250%, 05/15/2030	9,298	0.0
58,000	Oracle Corp., 3.600%, 04/01/2040	42,316	0.0
77,000	Oracle Corp., 3.600%, 04/01/2050	46,861	0.0
43,000	Oracle Corp., 3.650%, 03/25/2041	30,899	0.0
34,000	Oracle Corp., 3.800%, 11/15/2037	27,181	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
24,000	Oracle Corp., 3.850%, 07/15/2036	$19,933	0.0
728,000	Oracle Corp., 3.850%, 04/01/2060	427,934	0.1
24,000	Oracle Corp., 3.900%, 05/15/2035	20,371	0.0
62,000	Oracle Corp., 3.950%, 03/25/2051	39,700	0.0
58,000	Oracle Corp., 4.000%, 07/15/2046	39,152	0.0
43,000	Oracle Corp., 4.000%, 11/15/2047	28,677	0.0
38,000	Oracle Corp., 4.125%, 05/15/2045	26,503	0.0
29,000	Oracle Corp., 4.200%, 09/27/2029	28,214	0.0
34,000	Oracle Corp., 4.300%, 07/08/2034	30,356	0.0
24,000	Oracle Corp., 4.375%, 05/15/2055	16,035	0.0
14,000	Oracle Corp., 4.500%, 05/06/2028	13,915	0.0
19,000	Oracle Corp., 4.500%, 07/08/2044	14,189	0.0
14,000	Oracle Corp., 4.650%, 05/06/2030	13,733	0.0
34,000	Oracle Corp., 4.700%, 09/27/2034	31,166	0.0
29,000	Oracle Corp., 4.900%, 02/06/2033	27,506	0.0
43,000	Oracle Corp., 5.375%, 07/15/2040	37,904	0.0
34,000	Oracle Corp., 5.375%, 09/27/2054	26,689	0.0
24,000	Oracle Corp., 5.500%, 09/27/2064	18,578	0.0
43,000	Oracle Corp., 5.550%, 02/06/2053	34,666	0.0
24,000	Oracle Corp., 6.125%, 07/08/2039	23,181	0.0
24,000	Oracle Corp., 6.150%, 11/09/2029	24,619	0.0
43,000	Oracle Corp., 6.250%, 11/09/2032	44,213	0.0
24,000	Oracle Corp., 6.500%, 04/15/2038	24,166	0.0
48,000	Oracle Corp., 6.900%, 11/09/2052	46,056	0.0
55,000 (3)	Paychex, Inc., 5.600%, 04/15/2035	55,599	0.0
15,000	Qorvo, Inc., 4.375%, 10/15/2029	14,478	0.0
109,000	Qualcomm, Inc., 2.150%, 05/20/2030	99,728	0.0
13,000	Qualcomm, Inc., 3.250%, 05/20/2050	8,820	0.0
82,000	Qualcomm, Inc., 4.650%, 05/20/2035	80,264	0.0
62,000	Qualcomm, Inc., 4.800%, 05/20/2045	55,342	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
14,000	Roper Technologies, Inc., 1.400%, 09/15/2027	$13,515	0.0
20,000	Roper Technologies, Inc., 1.750%, 02/15/2031	17,404	0.0
12,000	Roper Technologies, Inc., 2.000%, 06/30/2030	10,773	0.0
14,000	Roper Technologies, Inc., 2.950%, 09/15/2029	13,287	0.0
14,000	Roper Technologies, Inc., 3.800%, 12/15/2026	13,977	0.0
16,000	Roper Technologies, Inc., 4.200%, 09/15/2028	15,880	0.0
45,000	Roper Technologies, Inc., 5.100%, 09/15/2035	43,735	0.0
14,000	Salesforce, Inc., 1.950%, 07/15/2031	12,196	0.0
25,000	Salesforce, Inc., 2.700%, 07/15/2041	17,079	0.0
40,000	Salesforce, Inc., 2.900%, 07/15/2051	23,332	0.0
425,000 (3)	Salesforce, Inc., 3.050%, 07/15/2061	238,818	0.1
29,000	Salesforce, Inc., 3.700%, 04/11/2028	28,633	0.0
30,000	ServiceNow, Inc., 1.400%, 09/01/2030	26,308	0.0
34,000	ServiceNow, Inc., 6.300%, 05/15/2056	34,668	0.0
9,000	Skyworks Solutions, Inc., 3.000%, 06/01/2031	8,077	0.0

75,000	Synopsys, Inc., 5.700%, 04/01/2055	72,798	0.0
75,000	Take-Two Interactive Software, Inc., 4.950%, 03/28/2028	75,349	0.0
10,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	9,166	0.0
10,000	Texas Instruments, Inc., 1.125%, 09/15/2026	9,943	0.0
15,000	Texas Instruments, Inc., 1.750%, 05/04/2030	13,556	0.0
10,000	Texas Instruments, Inc., 1.900%, 09/15/2031	8,790	0.0
15,000	Texas Instruments, Inc., 2.250%, 09/04/2029	14,040	0.0
10,000	Texas Instruments, Inc., 2.900%, 11/03/2027	9,835	0.0
8,000 (3)	Texas Instruments, Inc., 3.650%, 08/16/2032	7,610	0.0
15,000	Texas Instruments, Inc., 3.875%, 03/15/2039	13,130	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
6,000	Texas Instruments, Inc., 4.100%, 08/16/2052	$4,801	0.0
30,000	Texas Instruments, Inc., 4.150%, 05/15/2048	24,647	0.0
13,000	Texas Instruments, Inc., 4.600%, 02/08/2027	13,028	0.0
14,000	Texas Instruments, Inc., 4.600%, 02/15/2028	14,066	0.0
13,000	Texas Instruments, Inc., 4.600%, 02/08/2029	13,092	0.0
12,000	Texas Instruments, Inc., 4.850%, 02/08/2034	12,045	0.0
19,000	Texas Instruments, Inc., 4.900%, 03/14/2033	19,249	0.0
13,000	Texas Instruments, Inc., 5.000%, 03/14/2053	11,885	0.0
27,000	Texas Instruments, Inc., 5.050%, 05/18/2063	24,111	0.0
15,000 (3)	Texas Instruments, Inc., 5.150%, 02/08/2054	14,110	0.0
42,000	TSMC Arizona Corp., 4.125%, 04/22/2029	41,774	0.0
15,000	VMware LLC, 1.800%, 08/15/2028	14,194	0.0
30,000	VMware LLC, 2.200%, 08/15/2031	26,428	0.0
15,000	VMware LLC, 4.700%, 05/15/2030	15,032	0.0
38,000	VMware, Inc., 1.400%, 08/15/2026	37,857	0.0
20,000	Workday, Inc., 3.500%, 04/01/2027	19,859	0.0
15,000 (3)	Workday, Inc., 3.700%, 04/01/2029	14,577	0.0
25,000 (3)	Workday, Inc., 3.800%, 04/01/2032	23,288	0.0
15,000	Xilinx, Inc., 2.375%, 06/01/2030	13,825	0.0
		8,371,053	1.5

	Utilities: 2.3%
91,000	AEP Transmission Co. LLC N, 2.750%, 08/15/2051	55,395	0.0
20,000	AES Corp., 2.450%, 01/15/2031	17,849	0.0
18,000	AES Corp., 5.450%, 06/01/2028	18,204	0.0
251,000	Alabama Power Co., 3.000%, 03/15/2052	160,314	0.1
9,000	Ameren Corp., 1.750%, 03/15/2028	8,582	0.0
10,000	Ameren Corp., 1.950%, 03/15/2027	9,829	0.0
16,000	Ameren Corp., 3.500%, 01/15/2031	15,170	0.0
14,000	Ameren Corp., 5.000%, 01/15/2029	14,119	0.0
12,000	Ameren Corp., 5.700%, 12/01/2026	12,056	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
8,000	Ameren Illinois Co., 1.550%, 11/15/2030	$7,037	0.0
7,000	Ameren Illinois Co., 2.900%, 06/15/2051	4,439	0.0
6,000	Ameren Illinois Co., 3.250%, 03/15/2050	4,122	0.0
10,000	Ameren Illinois Co., 3.700%, 12/01/2047	7,589	0.0
9,000	Ameren Illinois Co., 3.800%, 05/15/2028	8,903	0.0
10,000	Ameren Illinois Co., 3.850%, 09/01/2032	9,510	0.0
10,000	Ameren Illinois Co., 4.150%, 03/15/2046	8,198	0.0
10,000	Ameren Illinois Co., 4.500%, 03/15/2049	8,470	0.0
10,000 (3)	Ameren Illinois Co., 4.950%, 06/01/2033	10,025	0.0
9,000	Ameren Illinois Co., 5.550%, 07/01/2054	8,778	0.0
7,000	Ameren Illinois Co., 5.900%, 12/01/2052	7,182	0.0
11,000	American Water Capital Corp., 2.300%, 06/01/2031	9,831	0.0
10,000	American Water Capital Corp., 2.800%, 05/01/2030	9,368	0.0
12,000	American Water Capital Corp., 2.950%, 09/01/2027	11,817	0.0
30,000	American Water Capital Corp., 3.250%, 06/01/2051	20,237	0.0
11,000	American Water Capital Corp., 3.450%, 06/01/2029	10,678	0.0
10,000	American Water Capital Corp., 3.450%, 05/01/2050	7,040	0.0
13,000	American Water Capital Corp., 3.750%, 09/01/2028	12,796	0.0
15,000	American Water Capital Corp., 3.750%, 09/01/2047	11,498	0.0
6,000	American Water Capital Corp., 4.000%, 12/01/2046	4,781	0.0
11,000	American Water Capital Corp., 4.150%, 06/01/2049	8,784	0.0
14,000	American Water Capital Corp., 4.200%, 09/01/2048	11,325	0.0
10,000	American Water Capital Corp., 4.300%, 12/01/2042	8,691	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	American Water Capital Corp., 4.300%, 09/01/2045	$5,879	0.0
16,000	American Water Capital Corp., 4.450%, 06/01/2032	15,727	0.0
14,000	American Water Capital Corp., 5.150%, 03/01/2034	14,174	0.0
12,000	American Water Capital Corp., 5.450%, 03/01/2054	11,504	0.0
15,000	American Water Capital Corp., 6.593%, 10/15/2037	16,762	0.0
119,000	Appalachian Power Co., 4.400%, 05/15/2044	100,793	0.0
151,000	Appalachian Power Co., 4.450%, 06/01/2045	125,830	0.1
8,000	Appalachian Power Co. Y, 4.500%, 03/01/2049	6,593	0.0
27,000	Arizona Public Service Co., 2.650%, 09/15/2050	16,346	0.0
59,000	Arizona Public Service Co., 2.950%, 09/15/2027	57,999	0.0
78,000	Arizona Public Service Co., 3.350%, 05/15/2050	52,853	0.0
171,000	Atlantic City Electric Co., 2.300%, 03/15/2031	153,501	0.1
2,000	Atmos Energy Corp., 2.850%, 02/15/2052	1,247	0.0
106,000	Atmos Energy Corp., 4.125%, 10/15/2044	88,960	0.0
21,000	Atmos Energy Corp., 4.125%, 03/15/2049	16,870	0.0
8,000	Avista Corp., 4.000%, 04/01/2052	6,060	0.0
8,000	Avista Corp., 4.350%, 06/01/2048	6,607	0.0
11,000	Basin Electric Power Cooperative, 5.850%, 10/15/2055	10,772	0.0
10,000	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	8,664	0.0
12,000	Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	11,756	0.0
22,000	Berkshire Hathaway Energy Co., 3.700%, 07/15/2030	21,261	0.0
15,000	Berkshire Hathaway Energy Co., 3.800%, 07/15/2048	11,333	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
15,000	Berkshire Hathaway Energy Co., 4.250%, 10/15/2050	$11,975	0.0
20,000	Berkshire Hathaway Energy Co., 4.450%, 01/15/2049	16,453	0.0
15,000	Berkshire Hathaway Energy Co., 4.500%, 02/01/2045	12,849	0.0
20,000	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	16,714	0.0
13,000	Berkshire Hathaway Energy Co., 5.150%, 11/15/2043	12,248	0.0
11,000	Berkshire Hathaway Energy Co., 5.950%, 05/15/2037	11,602	0.0
41,000	Berkshire Hathaway Energy Co., 6.125%, 04/01/2036	43,767	0.0
8,000	Black Hills Corp., 2.500%, 06/15/2030	7,318	0.0
8,000	Black Hills Corp., 3.050%, 10/15/2029	7,587	0.0
8,000	Black Hills Corp., 3.150%, 01/15/2027	7,947	0.0
6,000	Black Hills Corp., 3.875%, 10/15/2049	4,444	0.0
6,000	Black Hills Corp., 4.200%, 09/15/2046	4,784	0.0
8,000 (3)	Black Hills Corp., 4.350%, 05/01/2033	7,624	0.0
7,000	Black Hills Corp., 5.950%, 03/15/2028	7,142	0.0
9,000	Black Hills Corp., 6.150%, 05/15/2034	9,457	0.0
151,000	CenterPoint Energy Houston Electric LLC AA, 3.000%, 02/01/2027	149,954	0.1
133,000	CenterPoint Energy Houston Electric LLC AD, 2.900%, 07/01/2050	86,060	0.0
8,000	CenterPoint Energy Houston Electric LLC AE, 2.350%, 04/01/2031	7,225	0.0
19,000	CenterPoint Energy Houston Electric LLC AF, 3.350%, 04/01/2051	13,276	0.0
10,000 (3)	CenterPoint Energy Houston Electric LLC AG, 3.000%, 03/01/2032	9,113	0.0
10,000	CenterPoint Energy Resources Corp., 4.400%, 07/01/2032	9,754	0.0
6,000	Cleco Corporate Holdings LLC, 4.973%, 05/01/2046	5,123	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	Cleveland Electric Illuminating Co., 5.950%, 12/15/2036	$7,274	0.0
86,000	CMS Energy Corp., 4.875%, 03/01/2044	76,487	0.0
118,000	Commonwealth Edison Co. 131, 2.750%, 09/01/2051	72,333	0.0
14,000	Connecticut Light and Power Co., 4.000%, 04/01/2048	11,173	0.0
10,000	Connecticut Light and Power Co., 4.300%, 04/15/2044	8,500	0.0
7,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	7,026	0.0
6,000	Connecticut Light and Power Co., 4.900%, 07/01/2033	6,030	0.0
10,000	Connecticut Light and Power Co., 5.250%, 01/15/2053	9,397	0.0
9,000	Connecticut Light and Power Co. A, 2.050%, 07/01/2031	7,956	0.0
10,000	Connecticut Light and Power Co. A, 3.200%, 03/15/2027	9,918	0.0
7,000	Connecticut Light and Power Co. A, 4.150%, 06/01/2045	5,789	0.0
50,000 (3)	Consolidated Edison Co. of New York, Inc., 2.400%, 06/15/2031	45,017	0.0
17,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/2044	14,696	0.0
110,000	Consolidated Edison Co. of New York, Inc., 4.500%, 12/01/2045	94,537	0.0
111,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	92,841	0.0
49,000	Consolidated Edison Co. of New York, Inc. C, 3.000%, 12/01/2060	28,976	0.0
33,000	Consolidated Edison Co. of New York, Inc. C, 4.300%, 12/01/2056	26,060	0.0
15,000	Constellation Energy Generation LLC, 5.600%, 03/01/2028	15,239	0.0
16,000	Constellation Energy Generation LLC, 5.600%, 06/15/2042	15,785	0.0
7,000	Constellation Energy Generation LLC, 5.750%, 10/01/2041	7,037	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
2,000 (3)	Constellation Energy Generation LLC, 5.750%, 03/15/2054	$1,975	0.0
12,000	Constellation Energy Generation LLC, 5.800%, 03/01/2033	12,529	0.0
33,000	Constellation Energy Generation LLC, 5.875%, 01/15/2066	32,268	0.0
10,000	Constellation Energy Generation LLC, 6.125%, 01/15/2034	10,623	0.0
18,000	Constellation Energy Generation LLC, 6.250%, 10/01/2039	19,015	0.0
15,000	Constellation Energy Generation LLC, 6.500%, 10/01/2053	16,106	0.0
60,000	Consumers Energy Co., 3.950%, 07/15/2047	47,515	0.0
11,000	Dayton Power & Light Co., 3.950%, 06/15/2049	8,379	0.0
9,000	Dominion Energy South Carolina, Inc., 4.600%, 06/15/2043	8,059	0.0
10,000	Dominion Energy South Carolina, Inc., 5.100%, 06/01/2065	8,957	0.0
7,000	Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	7,196	0.0
7,000	Dominion Energy South Carolina, Inc., 5.450%, 02/01/2041	7,017	0.0
12,000	Dominion Energy South Carolina, Inc., 6.050%, 01/15/2038	12,764	0.0
23,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	24,658	0.0
7,000	Dominion Energy South Carolina, Inc., 6.625%, 02/01/2032	7,640	0.0
9,000	Dominion Energy South Carolina, Inc. A, 2.300%, 12/01/2031	7,984	0.0
10,000	Dominion Energy, Inc., 4.250%, 06/01/2028	9,944	0.0
10,000	Dominion Energy, Inc., 4.700%, 12/01/2044	8,747	0.0
19,000	Dominion Energy, Inc., 5.375%, 11/15/2032	19,414	0.0
9,000	Dominion Energy, Inc., 7.000%, 06/15/2038	10,194	0.0
9,000	Dominion Energy, Inc. A, 4.350%, 08/15/2032	8,709	0.0
9,000	Dominion Energy, Inc. A, 4.600%, 03/15/2049	7,535	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
11,000	Dominion Energy, Inc. B, 3.300%, 04/15/2041	$8,384	0.0
7,000	Dominion Energy, Inc. B, 3.600%, 03/15/2027	6,964	0.0
14,000	Dominion Energy, Inc. B, 4.850%, 08/15/2052	12,078	0.0
10,000	Dominion Energy, Inc. B, 5.950%, 06/15/2035	10,508	0.0
19,000	Dominion Energy, Inc. C, 2.250%, 08/15/2031	16,815	0.0
33,000	Dominion Energy, Inc. C, 3.375%, 04/01/2030	31,514	0.0
7,000	Dominion Energy, Inc. C, 4.050%, 09/15/2042	5,747	0.0
10,000	Dominion Energy, Inc. C, 4.900%, 08/01/2041	9,219	0.0
9,000	Dominion Energy, Inc. D, 2.850%, 08/15/2026	8,982	0.0
7,000	Dominion Energy, Inc. E, 6.300%, 03/15/2033	7,478	0.0
12,000	DTE Electric Co., 2.250%, 03/01/2030	11,078	0.0
52,000	DTE Electric Co., 2.950%, 03/01/2050	33,907	0.0
10,000	DTE Electric Co., 3.700%, 03/15/2045	7,765	0.0
6,000	DTE Electric Co., 3.700%, 06/01/2046	4,612	0.0
9,000	DTE Electric Co., 3.750%, 08/15/2047	6,942	0.0
13,000	DTE Electric Co., 3.950%, 03/01/2049	10,161	0.0
7,000	DTE Electric Co., 4.300%, 07/01/2044	5,972	0.0
10,000	DTE Electric Co., 4.850%, 12/01/2026	10,031	0.0
12,000	DTE Electric Co., 5.200%, 04/01/2033	12,261	0.0
10,000	DTE Electric Co., 5.200%, 03/01/2034	10,176	0.0
12,000	DTE Electric Co., 5.400%, 04/01/2053	11,536	0.0
12,000	DTE Electric Co. A, 1.900%, 04/01/2028	11,526	0.0
10,000	DTE Electric Co. A, 3.000%, 03/01/2032	9,201	0.0
8,000	DTE Electric Co. A, 4.000%, 04/01/2043	6,618	0.0
11,000	DTE Electric Co. A, 4.050%, 05/15/2048	8,812	0.0
9,000	DTE Electric Co. B, 3.250%, 04/01/2051	6,138	0.0
8,000	DTE Electric Co. B, 3.650%, 03/01/2052	5,853	0.0
12,000	DTE Electric Co. C, 2.625%, 03/01/2031	10,982	0.0
12,000	DTE Energy Co., 2.850%, 10/01/2026	11,962	0.0
6,000	DTE Energy Co., 2.950%, 03/01/2030	5,647	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
16,000	DTE Energy Co., 4.875%, 06/01/2028	$16,072	0.0
24,000	DTE Energy Co., 5.100%, 03/01/2029	24,277	0.0
17,000	DTE Energy Co., 5.850%, 06/01/2034	17,750	0.0
10,000	DTE Energy Co. C, 3.400%, 06/15/2029	9,662	0.0
151,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	137,390	0.1
8,000	Duke Energy Carolinas Nc Storm Funding II LLC A-2, 5.070%, 01/01/2048	7,750	0.0
202,000	Duke Energy Corp., 2.450%, 06/01/2030	186,057	0.1
171,000	Duke Energy Corp., 3.750%, 09/01/2046	128,414	0.1
101,000	Duke Energy Corp., 4.800%, 12/15/2045	88,433	0.0
202,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	199,456	0.1
243,000	Duke Energy Progress LLC, 2.500%, 08/15/2050	141,845	0.1
51,000	Duke Energy Progress LLC, 4.150%, 12/01/2044	42,189	0.0
151,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	124,611	0.0
6,000	El Paso Electric Co., 5.000%, 12/01/2044	5,238	0.0
8,000	El Paso Electric Co., 6.000%, 05/15/2035	8,188	0.0
9,000	Emera US Finance L.P., 2.639%, 06/15/2031	8,089	0.0
25,000	Emera US Finance L.P., 4.750%, 06/15/2046	21,367	0.0
42,000	Enel Americas SA, 4.000%, 10/25/2026	41,976	0.0
36,000	Enel Chile SA, 4.875%, 06/12/2028	36,248	0.0
103,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	60,904	0.0
65,000	Entergy Arkansas LLC, 3.350%, 06/15/2052	43,937	0.0
171,000	Entergy Corp., 2.400%, 06/15/2031	152,346	0.1
163,000	Entergy Louisiana LLC, 2.350%, 06/15/2032	142,915	0.1
17,000	Entergy Louisiana LLC, 4.200%, 09/01/2048	13,711	0.0
17,000	Entergy Mississippi LLC, 5.850%, 06/01/2054	17,029	0.0
7,000	Entergy Texas, Inc., 5.800%, 09/01/2053	6,979	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
108,000	Essential Utilities, Inc., 2.400%, 05/01/2031	$96,667	0.0
12,000	Essential Utilities, Inc., 3.351%, 04/15/2050	8,150	0.0
7,000 (3)	Evergy Kansas Central, Inc., 2.550%, 07/01/2026	7,000	0.0
7,000	Evergy Kansas Central, Inc., 3.100%, 04/01/2027	6,930	0.0
7,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	4,824	0.0
10,000	Evergy Kansas Central, Inc., 3.450%, 04/15/2050	7,070	0.0
9,000	Evergy Kansas Central, Inc., 4.100%, 04/01/2043	7,510	0.0
11,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	9,340	0.0
7,000	Evergy Kansas Central, Inc., 4.250%, 12/01/2045	5,819	0.0
9,000	Evergy Kansas Central, Inc., 5.700%, 03/15/2053	8,993	0.0
7,000	Evergy Metro, Inc., 4.200%, 06/15/2047	5,707	0.0
7,000	Evergy Metro, Inc., 4.200%, 03/15/2048	5,636	0.0
7,000	Evergy Metro, Inc., 4.950%, 04/15/2033	6,991	0.0
9,000	Evergy Metro, Inc., 5.300%, 10/01/2041	8,827	0.0
9,000	Evergy Metro, Inc. 2019, 4.125%, 04/01/2049	7,242	0.0
9,000	Evergy Metro, Inc. 2020, 2.250%, 06/01/2030	8,222	0.0
17,000	Evergy, Inc., 2.900%, 09/15/2029	16,102	0.0
7,000	Eversource Energy, 2.550%, 03/15/2031	6,317	0.0
13,000	Eversource Energy, 2.900%, 03/01/2027	12,871	0.0
13,000	Eversource Energy, 3.375%, 03/01/2032	11,970	0.0
13,000	Eversource Energy, 3.450%, 01/15/2050	9,054	0.0
12,000	Eversource Energy, 4.600%, 07/01/2027	12,012	0.0
7,000	Eversource Energy, 5.000%, 01/01/2027	7,021	0.0
16,000	Eversource Energy, 5.125%, 05/15/2033	16,015	0.0
26,000	Eversource Energy, 5.450%, 03/01/2028	26,302	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
13,000	Eversource Energy, 5.500%, 01/01/2034	$13,231	0.0
14,000	Eversource Energy, 5.850%, 04/15/2031	14,530	0.0
16,000	Eversource Energy, 5.950%, 02/01/2029	16,460	0.0
14,000	Eversource Energy, 5.950%, 07/15/2034	14,645	0.0
9,000	Eversource Energy M, 3.300%, 01/15/2028	8,818	0.0
10,000	Eversource Energy O, 4.250%, 04/01/2029	9,908	0.0
12,000	Eversource Energy R, 1.650%, 08/15/2030	10,592	0.0
6,000	Eversource Energy U, 1.400%, 08/15/2026	5,977	0.0
202,000	Exelon Corp., 4.950%, 06/15/2035	196,394	0.1
151,000	Exelon Corp., 5.100%, 06/15/2045	137,896	0.1
12,000	FirstEnergy Corp., 2.650%, 03/01/2030	11,115	0.0
9,000	FirstEnergy Corp. B, 2.250%, 09/01/2030	8,108	0.0
30,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	29,835	0.0
37,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	25,204	0.0
30,000	Florida Power & Light Co., 2.450%, 02/03/2032	26,753	0.0
750,000	Florida Power & Light Co., 2.875%, 12/04/2051	470,653	0.1
16,000	Florida Power & Light Co., 3.150%, 10/01/2049	10,773	0.0
14,000	Florida Power & Light Co., 3.700%, 12/01/2047	10,619	0.0
8,000	Florida Power & Light Co., 3.800%, 12/15/2042	6,493	0.0

20,000	Florida Power & Light Co., 3.950%, 03/01/2048	15,731	0.0
12,000	Florida Power & Light Co., 3.990%, 03/01/2049	9,404	0.0
12,000	Florida Power & Light Co., 4.050%, 06/01/2042	10,133	0.0
10,000	Florida Power & Light Co., 4.050%, 10/01/2044	8,247	0.0
12,000	Florida Power & Light Co., 4.125%, 02/01/2042	10,298	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
10,000	Florida Power & Light Co., 4.125%, 06/01/2048	$8,063	0.0
15,000	Florida Power & Light Co., 4.400%, 05/15/2028	15,015	0.0
10,000	Florida Power & Light Co., 4.625%, 05/15/2030	10,030	0.0
15,000	Florida Power & Light Co., 4.800%, 05/15/2033	14,951	0.0
17,000	Florida Power & Light Co., 4.950%, 06/01/2035	16,897	0.0
7,000	Florida Power & Light Co., 5.000%, 08/01/2034	7,027	0.0
20,000	Florida Power & Light Co., 5.050%, 04/01/2028	20,234	0.0
15,000	Florida Power & Light Co., 5.100%, 04/01/2033	15,202	0.0
15,000	Florida Power & Light Co., 5.150%, 06/15/2029	15,284	0.0
8,000	Florida Power & Light Co., 5.250%, 02/01/2041	7,903	0.0
15,000	Florida Power & Light Co., 5.300%, 06/15/2034	15,310	0.0
15,000	Florida Power & Light Co., 5.300%, 04/01/2053	14,143	0.0
17,000	Florida Power & Light Co., 5.600%, 06/15/2054	16,692	0.0
8,000	Florida Power & Light Co., 5.625%, 04/01/2034	8,309	0.0
8,000	Florida Power & Light Co., 5.650%, 02/01/2037	8,373	0.0
10,000	Florida Power & Light Co., 5.690%, 03/01/2040	10,286	0.0
12,000	Florida Power & Light Co., 5.950%, 02/01/2038	12,711	0.0
10,000	Florida Power & Light Co., 5.960%, 04/01/2039	10,597	0.0
17,000 (3)	Florida Power & Light Co. A, 3.300%, 05/30/2027	16,868	0.0
22,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	21,919	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
171,000	Georgia Power Co. A, 3.250%, 03/15/2051	$116,194	0.0
9,000	Iberdrola International BV, 6.750%, 07/15/2036	10,088	0.0
8,000	Idaho Power Co., MTN, 5.500%, 03/15/2053	7,767	0.0
5,000	Idaho Power Co., MTN, 5.700%, 03/15/2055	5,017	0.0
7,000	Idaho Power Co., MTN, 5.800%, 04/01/2054	7,080	0.0
9,000	Idaho Power Co., K, 4.200%, 03/01/2048	7,354	0.0
120,000	Indiana Michigan Power Co. K, 4.550%, 03/15/2046	103,173	0.0
14,000	Interstate Power and Light Co., 3.100%, 11/30/2051	8,995	0.0
10,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	9,716	0.0
8,000	IPALCO Enterprises, Inc., 5.750%, 04/01/2034	7,987	0.0
33,000	ITC Holdings Corp., 3.350%, 11/15/2027	32,476	0.0
9,084	John Sevier Combined Cycle Generation LLC, 4.626%, 01/15/2042	8,783	0.0
11,775	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/01/2054	11,115	0.0
11,000	Kentucky Utilities Co., 3.300%, 06/01/2050	7,518	0.0
12,000	Kentucky Utilities Co., 4.375%, 10/01/2045	10,147	0.0
13,000	Kentucky Utilities Co., 5.125%, 11/01/2040	12,608	0.0
9,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	9,253	0.0
9,000	Louisville Gas and Electric Co., 4.250%, 04/01/2049	7,313	0.0
9,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	9,259	0.0
100,000	MidAmerican Energy Co., 2.700%, 08/01/2052	61,610	0.0
8,000	MidAmerican Energy Co., 3.100%, 05/01/2027	7,928	0.0
12,000	MidAmerican Energy Co., 3.150%, 04/15/2050	8,086	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
17,000	MidAmerican Energy Co., 3.650%, 04/15/2029	$16,624	0.0
14,000	MidAmerican Energy Co., 3.650%, 08/01/2048	10,419	0.0
10,000	MidAmerican Energy Co., 3.950%, 08/01/2047	7,848	0.0
9,000	MidAmerican Energy Co., 4.250%, 05/01/2046	7,442	0.0
18,000	MidAmerican Energy Co., 4.250%, 07/15/2049	14,680	0.0
8,000	MidAmerican Energy Co., 4.400%, 10/15/2044	6,848	0.0
7,000	MidAmerican Energy Co., 4.800%, 09/15/2043	6,327	0.0
12,000	MidAmerican Energy Co., 5.300%, 02/01/2055	11,296	0.0
7,000	MidAmerican Energy Co., 5.350%, 01/15/2034	7,180	0.0
8,000	MidAmerican Energy Co., 6.750%, 12/30/2031	8,797	0.0
6,000 (3)	MidAmerican Energy Co., MTN, 5.750%, 11/01/2035	6,317	0.0
7,000	MidAmerican Energy Co., MTN, 5.800%, 10/15/2036	7,370	0.0
19,000	Mississippi Power Co. 12-A, 4.250%, 03/15/2042	16,218	0.0
17,000	National Fuel Gas Co., 2.950%, 03/01/2031	15,560	0.0
10,000	National Fuel Gas Co., 5.950%, 03/15/2035	10,313	0.0
46,000	National Grid PLC, 5.809%, 06/12/2033	47,917	0.0
26,000	National Rural Utilities Cooperative Finance Corp., 4.300%, 03/15/2049	21,586	0.0
83,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	87,158	0.0
10,000	Nevada Power Co., 6.000%, 03/15/2054	10,141	0.0
10,000	Nevada Power Co. CC, 3.700%, 05/01/2029	9,786	0.0
9,000	Nevada Power Co. DD, 2.400%, 05/01/2030	8,304	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
6,000 (3)	Nevada Power Co. EE, 3.125%, 08/01/2050	$3,971	0.0
8,000	Nevada Power Co. GG, 5.900%, 05/01/2053	8,039	0.0
7,000	Nevada Power Co. R, 6.750%, 07/01/2037	7,800	0.0
20,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	19,748	0.0
30,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	28,547	0.0
40,000	NextEra Energy Capital Holdings, Inc., 2.250%, 06/01/2030	36,498	0.0
20,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	17,645	0.0
20,000	NextEra Energy Capital Holdings, Inc., 2.750%, 11/01/2029	18,913	0.0
10,000	NextEra Energy Capital Holdings, Inc., 3.000%, 01/15/2052	6,185	0.0
10,000	NextEra Energy Capital Holdings, Inc., 3.500%, 04/01/2029	9,714	0.0
29,000	NextEra Energy Capital Holdings, Inc., 3.550%, 05/01/2027	28,815	0.0
12,000 (4)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	11,842	0.0
25,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	25,037	0.0
11,000 (4)	NextEra Energy Capital Holdings, Inc., 4.800%, 12/01/2077	10,869	0.0
25,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	25,139	0.0
18,000	NextEra Energy Capital Holdings, Inc., 4.900%, 03/15/2029	18,156	0.0
12,000	NextEra Energy Capital Holdings, Inc., 5.000%, 02/28/2030	12,132	0.0
20,000	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	20,108	0.0
20,000	NextEra Energy Capital Holdings, Inc., 5.050%, 02/28/2033	20,083	0.0
22,000	NextEra Energy Capital Holdings, Inc., 5.250%, 03/15/2034	22,274	0.0
23,000	NextEra Energy Capital Holdings, Inc., 5.250%, 02/28/2053	20,902	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
16,000	NextEra Energy Capital Holdings, Inc., 5.550%, 03/15/2054	$15,184	0.0
10,000 (3)(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	9,981	0.0
20,000 (4)	NextEra Energy Capital Holdings, Inc., 6.700%, 09/01/2054	20,493	0.0
24,000 (4)	NextEra Energy Capital Holdings, Inc., 6.750%, 06/15/2054	25,005	0.0
15,000	NiSource, Inc., 1.700%, 02/15/2031	13,106	0.0
15,000	NiSource, Inc., 2.950%, 09/01/2029	14,254	0.0
20,000	NiSource, Inc., 3.490%, 05/15/2027	19,851	0.0
20,000	NiSource, Inc., 3.600%, 05/01/2030	19,218	0.0
15,000	NiSource, Inc., 3.950%, 03/30/2048	11,493	0.0
20,000	NiSource, Inc., 4.375%, 05/15/2047	16,471	0.0
15,000	NiSource, Inc., 4.800%, 02/15/2044	13,301	0.0
39,000	NiSource, Inc., 5.000%, 06/15/2052	34,563	0.0
21,000	NiSource, Inc., 5.250%, 03/30/2028	21,240	0.0
10,000	NiSource, Inc., 5.250%, 02/15/2043	9,454	0.0
13,000	NiSource, Inc., 5.350%, 04/01/2034	13,254	0.0
9,000	NiSource, Inc., 5.400%, 06/30/2033	9,248	0.0
10,000	NiSource, Inc., 5.650%, 02/01/2045	9,828	0.0
7,000	NiSource, Inc., 5.950%, 06/15/2041	7,226	0.0
274,000	Northern States Power Co., 2.600%, 06/01/2051	167,089	0.1
6,000 (4)	Northwest Natural Holding Co., 7.000%, 09/15/2055	6,246	0.0
8,000	NorthWestern Corp., 4.176%, 11/15/2044	6,680	0.0
6,000	NSTAR Electric Co., 1.950%, 08/15/2031	5,269	0.0
18,000	NSTAR Electric Co., 3.100%, 06/01/2051	11,944	0.0
14,000	NSTAR Electric Co., 3.200%, 05/15/2027	13,872	0.0
8,000	NSTAR Electric Co., 3.250%, 05/15/2029	7,733	0.0
8,000	NSTAR Electric Co., 3.950%, 04/01/2030	7,805	0.0
6,000	NSTAR Electric Co., 4.400%, 03/01/2044	5,181	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
9,000	NSTAR Electric Co., 4.550%, 06/01/2052	$7,609	0.0
8,000	NSTAR Electric Co., 4.950%, 09/15/2052	7,163	0.0
6,000	NSTAR Electric Co., 5.500%, 03/15/2040	5,990	0.0
14,000	NYSEG Storm Funding LLC A-2, 4.866%, 05/01/2032	14,066	0.0
9,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	6,465	0.0
10,000	Oglethorpe Power Corp., 4.500%, 04/01/2047	8,309	0.0
10,000	Oglethorpe Power Corp., 5.050%, 10/01/2048	8,905	0.0
6,000	Oglethorpe Power Corp., 5.250%, 09/01/2050	5,478	0.0
9,000	Oglethorpe Power Corp., 5.375%, 11/01/2040	8,789	0.0
8,000	Oglethorpe Power Corp., 5.950%, 11/01/2039	8,293	0.0
8,000	Oglethorpe Power Corp., 6.200%, 12/01/2053	8,236	0.0
7,000	Ohio Edison Co., 6.875%, 07/15/2036	7,874	0.0
38,000	Oklahoma Gas and Electric Co., 4.000%, 12/15/2044	30,062	0.0
4,000	Oklahoma Gas and Electric Co., 5.800%, 04/01/2055	3,999	0.0
7,000	Oklahoma Gas and Electric Co., 5.900%, 04/01/2056	7,106	0.0
50,000	Oncor Electric Delivery Co. LLC, 2.700%, 11/15/2051	29,771	0.0
14,000	Oncor Electric Delivery Co. LLC, 2.750%, 05/15/2030	13,071	0.0
14,000	Oncor Electric Delivery Co. LLC, 3.100%, 09/15/2049	9,214	0.0
13,000	Oncor Electric Delivery Co. LLC, 3.700%, 11/15/2028	12,779	0.0
8,000	Oncor Electric Delivery Co. LLC, 3.700%, 05/15/2050	5,872	0.0
11,000	Oncor Electric Delivery Co. LLC, 3.750%, 04/01/2045	8,544	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	Oncor Electric Delivery Co. LLC, 3.800%, 09/30/2047	$5,356	0.0
10,000	Oncor Electric Delivery Co. LLC, 3.800%, 06/01/2049	7,471	0.0
9,000	Oncor Electric Delivery Co. LLC, 4.100%, 11/15/2048	7,164	0.0
8,000	Oncor Electric Delivery Co. LLC, 4.150%, 06/01/2032	7,765	0.0
12,000	Oncor Electric Delivery Co. LLC, 4.300%, 05/15/2028	11,965	0.0
14,000	Oncor Electric Delivery Co. LLC, 4.550%, 09/15/2032	13,790	0.0
8,000	Oncor Electric Delivery Co. LLC, 4.550%, 12/01/2041	7,176	0.0
8,000	Oncor Electric Delivery Co. LLC, 4.600%, 06/01/2052	6,775	0.0
18,000	Oncor Electric Delivery Co. LLC, 4.950%, 09/15/2052	15,996	0.0
10,000	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/2040	9,759	0.0
7,000	Oncor Electric Delivery Co. LLC, 5.300%, 06/01/2042	6,791	0.0
6,000	Oncor Electric Delivery Co. LLC, 5.350%, 10/01/2052	5,669	0.0
12,000	Oncor Electric Delivery Co. LLC, 5.550%, 06/15/2054	11,578	0.0
16,000	Oncor Electric Delivery Co. LLC, 5.650%, 11/15/2033	16,691	0.0
7,000	Oncor Electric Delivery Co. LLC, 5.750%, 03/15/2029	7,199	0.0
10,000	Oncor Electric Delivery Co. LLC, 7.000%, 05/01/2032	11,105	0.0
7,000	Oncor Electric Delivery Co. LLC, 7.250%, 01/15/2033	7,903	0.0
6,000	Oncor Electric Delivery Co. LLC, 7.500%, 09/01/2038	7,144	0.0
6,000	ONE Gas, Inc., 2.000%, 05/15/2030	5,446	0.0
6,000	ONE Gas, Inc., 4.250%, 09/01/2032	5,853	0.0
8,000 (3)	ONE Gas, Inc., 4.500%, 11/01/2048	6,823	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
12,000	ONE Gas, Inc., 4.658%, 02/01/2044	$10,699	0.0
6,000	ONE Gas, Inc., 5.100%, 04/01/2029	6,082	0.0
171,000	Pacific Gas and Electric Co., 2.100%, 08/01/2027	166,538	0.1
302,000	Pacific Gas and Electric Co., 2.500%, 02/01/2031	271,061	0.1
35,000	Pacific Gas and Electric Co., 3.250%, 06/01/2031	32,298	0.0
241,000	Pacific Gas and Electric Co., 3.300%, 08/01/2040	180,862	0.1
85,000	Pacific Gas and Electric Co., 3.500%, 08/01/2050	56,751	0.0
60,000	Pacific Gas and Electric Co., 4.200%, 06/01/2041	49,247	0.0
8,000	PacifiCorp, 2.700%, 09/15/2030	7,353	0.0
20,000	PacifiCorp, 2.900%, 06/15/2052	11,971	0.0
12,000	PacifiCorp, 3.300%, 03/15/2051	7,854	0.0
8,000	PacifiCorp, 3.500%, 06/15/2029	7,728	0.0
6,000	PacifiCorp, 4.100%, 02/01/2042	4,864	0.0
12,000	PacifiCorp, 4.125%, 01/15/2049	9,134	0.0
12,000	PacifiCorp, 4.150%, 02/15/2050	9,122	0.0
10,000	PacifiCorp, 5.100%, 02/15/2029	10,095	0.0
6,000	PacifiCorp, 5.250%, 06/15/2035	5,951	0.0
14,000	PacifiCorp, 5.300%, 02/15/2031	14,215	0.0
19,000	PacifiCorp, 5.350%, 12/01/2053	17,055	0.0
22,000	PacifiCorp, 5.450%, 02/15/2034	22,262	0.0
21,000	PacifiCorp, 5.500%, 05/15/2054	19,269	0.0
12,000	PacifiCorp, 5.750%, 04/01/2037	12,100	0.0
26,000	PacifiCorp, 5.800%, 01/15/2055	24,814	0.0
13,000	PacifiCorp, 6.000%, 01/15/2039	13,266	0.0
7,000	PacifiCorp, 6.100%, 08/01/2036	7,313	0.0
12,000	PacifiCorp, 6.250%, 10/15/2037	12,613	0.0
6,000	PacifiCorp, 6.350%, 07/15/2038	6,298	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
6,000	PacifiCorp, 7.700%, 11/15/2031	$6,760	0.0
151,000	PECO Energy Co., 4.150%, 10/01/2044	125,868	0.1
86,000	Piedmont Natural Gas Co., Inc., 4.100%, 09/18/2034	79,675	0.0
9,000	PPL Capital Funding, Inc., 4.125%, 04/15/2030	8,820	0.0
41,000	PPL Electric Utilities Corp., 3.000%, 10/01/2049	27,121	0.0
10,000	PPL Electric Utilities Corp., 3.950%, 06/01/2047	7,940	0.0
7,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	5,817	0.0
7,000	PPL Electric Utilities Corp., 4.150%, 10/01/2045	5,780	0.0
9,000	PPL Electric Utilities Corp., 4.150%, 06/15/2048	7,306	0.0
7,000	PPL Electric Utilities Corp., 4.750%, 07/15/2043	6,332	0.0
14,000	PPL Electric Utilities Corp., 5.000%, 05/15/2033	14,126	0.0
15,000	PPL Electric Utilities Corp., 5.250%, 05/15/2053	14,094	0.0
7,000	PPL Electric Utilities Corp., 6.250%, 05/15/2039	7,590	0.0
81,000	Public Service Co. of Colorado, 3.700%, 06/15/2028	79,919	0.0
171,000	Public Service Co. of Colorado, 4.100%, 06/15/2048	136,937	0.1
80,000	Public Service Co. of Colorado 35, 1.900%, 01/15/2031	70,813	0.0
6,000	Public Service Co. of New Hampshire, 3.600%, 07/01/2049	4,412	0.0
6,000	Public Service Co. of New Hampshire, 5.150%, 01/15/2053	5,557	0.0
12,000	Public Service Co. of New Hampshire, 5.350%, 10/01/2033	12,264	0.0
7,000	Public Service Co. of New Hampshire V, 2.200%, 06/15/2031	6,221	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
26,000	Public Service Electric and Gas Co., MTN, 2.050%, 08/01/2050	$13,967	0.0
151,000	Public Service Electric and Gas Co., MTN, 3.800%, 01/01/2043	122,787	0.0
66,000 (3)	Public Service Electric and Gas Co. I, 4.000%, 06/01/2044	53,231	0.0
30,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	30,543	0.0
10,000	Puget Energy, Inc., 2.379%, 06/15/2028	9,560	0.0
11,000	Puget Energy, Inc., 4.100%, 06/15/2030	10,651	0.0
9,000	Puget Energy, Inc., 4.224%, 03/15/2032	8,645	0.0
24,000	Puget Sound Energy, Inc., 2.893%, 09/15/2051	15,123	0.0
9,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	6,133	0.0
12,000	Puget Sound Energy, Inc., 4.223%, 06/15/2048	9,723	0.0
9,000	Puget Sound Energy, Inc., 4.300%, 05/20/2045	7,516	0.0
8,000	Puget Sound Energy, Inc., 5.448%, 06/01/2053	7,675	0.0
6,000	Puget Sound Energy, Inc., 5.638%, 04/15/2041	5,989	0.0
7,000	Puget Sound Energy, Inc., 5.757%, 10/01/2039	7,171	0.0
7,000	Puget Sound Energy, Inc., 5.795%, 03/15/2040	7,120	0.0
6,000	Puget Sound Energy, Inc., 6.274%, 03/15/2037	6,457	0.0
10,000	San Diego Gas & Electric Co., 3.700%, 03/15/2052	7,201	0.0
8,000	San Diego Gas & Electric Co., 4.150%, 05/15/2048	6,367	0.0
10,000	San Diego Gas & Electric Co., 4.500%, 08/15/2040	9,027	0.0
12,000	San Diego Gas & Electric Co., 4.950%, 08/15/2028	12,099	0.0
16,000	San Diego Gas & Electric Co., 5.350%, 04/01/2053	14,956	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
12,000	San Diego Gas & Electric Co., 5.550%, 04/15/2054	$11,580	0.0
6,000	San Diego Gas & Electric Co., 6.000%, 06/01/2039	6,329	0.0
8,000	San Diego Gas & Electric Co. RRR, 3.750%, 06/01/2047	6,062	0.0
8,000	San Diego Gas & Electric Co. TTT, 4.100%, 06/15/2049	6,245	0.0
8,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	5,458	0.0
16,000	San Diego Gas & Electric Co. VVV, 1.700%, 10/01/2030	14,160	0.0
140,000	San Diego Gas & Electric Co. WWW, 2.950%, 08/15/2051	89,327	0.0
10,000	San Diego Gas & Electric Co. XXX, 3.000%, 03/15/2032	9,098	0.0
15,000	Sempra, 3.250%, 06/15/2027	14,825	0.0
20,000	Sempra, 3.400%, 02/01/2028	19,632	0.0
10,000	Sempra, 3.700%, 04/01/2029	9,762	0.0
20,000	Sempra, 3.800%, 02/01/2038	17,020	0.0
16,000	Sempra, 4.000%, 02/01/2048	12,125	0.0
15,000	Sempra, 6.000%, 10/15/2039	15,397	0.0
12,000 (4)	Sempra, 6.875%, 10/01/2054	12,283	0.0
20,000 (4)	Sempra Energy, 4.125%, 04/01/2052	19,840	0.0
11,000	Sempra Energy, 5.400%, 08/01/2026	11,003	0.0
14,000	Sempra Energy, 5.500%, 08/01/2033	14,399	0.0
8,000	Sierra Pacific Power Co., 5.900%, 03/15/2054	8,052	0.0
171,000	Southern California Edison Co., 4.650%, 10/01/2043	144,844	0.1
171,000	Southern California Edison Co. 13-A, 3.900%, 03/15/2043	131,175	0.1
52,000	Southern California Edison Co. 20A, 2.950%, 02/01/2051	31,413	0.0
14,000	Southern California Gas Co., 2.950%, 04/15/2027	13,863	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
7,000	Southern California Gas Co., 3.750%, 09/15/2042	$5,550	0.0
6,000	Southern California Gas Co., 5.125%, 11/15/2040	5,824	0.0
10,000	Southern California Gas Co., 5.200%, 06/01/2033	10,157	0.0
10,000	Southern California Gas Co., 5.600%, 04/01/2054	9,613	0.0
10,000	Southern California Gas Co., 5.750%, 06/01/2053	9,794	0.0
12,000	Southern California Gas Co., 6.350%, 11/15/2052	12,786	0.0
8,000	Southern California Gas Co. UU, 4.125%, 06/01/2048	6,277	0.0
8,000	Southern California Gas Co. VV, 4.300%, 01/15/2049	6,443	0.0
13,000	Southern California Gas Co. XX, 2.550%, 02/01/2030	12,140	0.0
171,000	Southern Co. 21-B, 1.750%, 03/15/2028	163,396	0.1
69,000	Southern Co. Gas Capital Corp. 20-A, 1.750%, 01/15/2031	60,795	0.0
9,000	Southwest Gas Corp., 2.200%, 06/15/2030	8,164	0.0
6,000	Southwest Gas Corp., 3.180%, 08/15/2051	4,010	0.0
6,000	Southwest Gas Corp., 3.700%, 04/01/2028	5,912	0.0
6,000	Southwest Gas Corp., 3.800%, 09/29/2046	4,578	0.0
12,000	Southwest Gas Corp., 4.050%, 03/15/2032	11,472	0.0
6,000	Southwest Gas Corp., 4.150%, 06/01/2049	4,747	0.0
6,000	Southwest Gas Corp., 5.450%, 03/23/2028	6,081	0.0
6,000	Southwest Gas Corp., 5.800%, 12/01/2027	6,099	0.0
16,000	Spire Missouri, Inc., 3.300%, 06/01/2051	10,946	0.0
8,000	Spire Missouri, Inc., 4.800%, 02/15/2033	7,986	0.0
30,000	Tampa Electric Co., 2.400%, 03/15/2031	27,087	0.0
43,000	Tampa Electric Co., 3.450%, 03/15/2051	30,222	0.0
23,000	Toledo Edison Co., 6.150%, 05/15/2037	24,683	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
6,000	Tucson Electric Power Co., 1.500%, 08/01/2030	$5,297	0.0
7,000 (3)	Tucson Electric Power Co., 3.250%, 05/15/2032	6,397	0.0
7,000	Tucson Electric Power Co., 3.250%, 05/01/2051	4,674	0.0
7,000	Tucson Electric Power Co., 4.000%, 06/15/2050	5,409	0.0
6,000	Tucson Electric Power Co., 4.850%, 12/01/2048	5,308	0.0
8,000	Tucson Electric Power Co., 5.500%, 04/15/2053	7,674	0.0
11,000	Union Electric Co., 2.150%, 03/15/2032	9,635	0.0
37,000	Union Electric Co., 2.625%, 03/15/2051	22,119	0.0
8,000	Union Electric Co., 2.950%, 06/15/2027	7,902	0.0
10,000	Union Electric Co., 2.950%, 03/15/2030	9,449	0.0
7,000	Union Electric Co., 3.250%, 10/01/2049	4,768	0.0
9,000	Union Electric Co., 3.500%, 03/15/2029	8,777	0.0
8,000	Union Electric Co., 3.650%, 04/15/2045	6,160	0.0
10,000 (3)	Union Electric Co., 3.900%, 09/15/2042	8,218	0.0
11,000	Union Electric Co., 3.900%, 04/01/2052	8,353	0.0
9,000	Union Electric Co., 4.000%, 04/01/2048	7,111	0.0
10,000	Union Electric Co., 5.200%, 04/01/2034	10,134	0.0
7,000	Union Electric Co., 5.250%, 01/15/2054	6,516	0.0
6,000	Union Electric Co., 5.300%, 08/01/2037	6,061	0.0
10,000	Union Electric Co., 5.450%, 03/15/2053	9,591	0.0
7,000	Union Electric Co., 8.450%, 03/15/2039	8,982	0.0
7,000	United Utilities PLC, 6.875%, 08/15/2028	7,289	0.0
10,000	Virginia Electric and Power Co., 2.300%, 11/15/2031	8,880	0.0
14,000	Virginia Electric and Power Co., 2.400%, 03/30/2032	12,367	0.0
118,000	Virginia Electric and Power Co., 2.450%, 12/15/2050	67,635	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
19,000	Virginia Electric and Power Co., 2.950%, 11/15/2051	$11,907	0.0
12,000	Virginia Electric and Power Co., 3.300%, 12/01/2049	8,217	0.0
10,000	Virginia Electric and Power Co., 4.000%, 01/15/2043	8,214	0.0
14,000	Virginia Electric and Power Co., 4.450%, 02/15/2044	12,138	0.0
14,000	Virginia Electric and Power Co., 4.600%, 12/01/2048	11,938	0.0
15,000	Virginia Electric and Power Co., 5.000%, 04/01/2033	15,082	0.0
9,000	Virginia Electric and Power Co., 5.300%, 08/15/2033	9,206	0.0
15,000	Virginia Electric and Power Co., 5.450%, 04/01/2053	14,331	0.0
14,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	13,793	0.0
10,000	Virginia Electric and Power Co., 6.350%, 11/30/2037	10,835	0.0
15,000	Virginia Electric and Power Co., 8.875%, 11/15/2038	19,670	0.0
10,000	Virginia Electric and Power Co. A, 2.875%, 07/15/2029	9,542	0.0
15,000	Virginia Electric and Power Co. A, 3.500%, 03/15/2027	14,912	0.0
15,000	Virginia Electric and Power Co. A, 3.800%, 04/01/2028	14,822	0.0
12,000	Virginia Electric and Power Co. A, 6.000%, 05/15/2037	12,644	0.0
9,000	Virginia Electric and Power Co. B, 2.950%, 11/15/2026	8,960	0.0
14,000	Virginia Electric and Power Co. B, 3.750%, 05/15/2027	13,937	0.0
12,000	Virginia Electric and Power Co. B, 3.800%, 09/15/2047	9,174	0.0
7,000	Virginia Electric and Power Co. B, 4.200%, 05/15/2045	5,795	0.0
12,000	Virginia Electric and Power Co. B, 6.000%, 01/15/2036	12,649	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
10,000	Virginia Electric and Power Co. C, 4.000%, 11/15/2046	$7,925	0.0
14,000	Virginia Electric and Power Co. C, 4.625%, 05/15/2052	11,869	0.0
12,000	Virginia Electric and Power Co. D, 4.650%, 08/15/2043	10,697	0.0
53,000 (5)	Vistra Operations Co. LLC, 5.550%, 04/30/2036	52,760	0.0
8,000	Washington Gas Light Co., MTN, 3.650%, 09/15/2049	5,791	0.0
9,000	Washington Gas Light Co. K, 3.796%, 09/15/2046	6,900	0.0
64,000	Wisconsin Electric Power Co., 4.250%, 06/01/2044	53,200	0.0
78,000	Wisconsin Power and Light Co., 4.100%, 10/15/2044	62,742	0.0
19,000	Wisconsin Public Service Corp., 2.850%, 12/01/2051	11,794	0.0
		12,182,678	2.3
	Total Corporate Bonds/Notes (Cost $135,157,518)	130,680,963	24.2

SOVEREIGN BONDS: 2.3%
59,000	Asian Development Bank, 3.125%, 04/27/2032	55,512	0.0
44,000	Asian Development Bank, 5.820%, 06/16/2028	45,226	0.0
18,000	Asian Development Bank, 6.220%, 08/15/2027	18,318	0.0
24,000	Asian Development Bank, 6.375%, 10/01/2028	24,987	0.0
59,000	Asian Development Bank, GMTN, 0.750%, 10/08/2030	51,154	0.0
89,000	Asian Development Bank, GMTN, 1.250%, 06/09/2028	84,234	0.0
207,000	Asian Development Bank, GMTN, 1.500%, 01/20/2027	204,185	0.0
118,000	Asian Development Bank, GMTN, 1.500%, 03/04/2031	104,611	0.0
36,000	Asian Development Bank, GMTN, 1.750%, 08/14/2026	35,910	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
118,000	Asian Development Bank, GMTN, 1.750%, 09/19/2029	$109,471	0.0
89,000	Asian Development Bank, GMTN, 1.875%, 03/15/2029	83,837	0.0
30,000	Asian Development Bank, GMTN, 2.375%, 08/10/2027	29,434	0.0
95,000	Asian Development Bank, GMTN, 2.500%, 11/02/2027	92,986	0.0
77,000	Asian Development Bank, GMTN, 2.625%, 01/12/2027	76,451	0.0
104,000	Asian Development Bank, GMTN, 2.750%, 01/19/2028	101,843	0.0
266,000	Asian Development Bank, GMTN, 3.125%, 08/20/2027	262,969	0.1
207,000	Asian Development Bank, GMTN, 3.750%, 04/25/2028	205,512	0.1
74,000	Asian Development Bank, GMTN, 3.875%, 09/28/2032	72,362	0.0
118,000	Asian Development Bank, GMTN, 3.875%, 06/14/2033	114,844	0.0
178,000	Asian Development Bank, GMTN, 4.125%, 01/12/2027	178,099	0.0
118,000	Asian Development Bank, GMTN, 4.125%, 01/12/2034	116,274	0.0
207,000	Asian Development Bank, GMTN, 4.375%, 03/06/2029	208,090	0.1
237,000	Asian Development Bank, GMTN, 4.500%, 08/25/2028	238,677	0.1
30,000	Asian Development Bank, GMTN, 4.875%, 09/26/2028	30,009	0.0
44,000	Asian Development Bank GMTN, 3.125%, 09/26/2028	43,055	0.0
180,000	Canada Government International Bond, 4.000%, 03/18/2030	178,926	0.0
277,000	Chile Government International Bond, 3.100%, 05/07/2041	212,667	0.1
216,932	Chile Government International Bond, 4.950%, 01/05/2036	215,070	0.1
59,000	European Investment Bank, 0.625%, 10/21/2027	56,400	0.0
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
178,000	European Investment Bank, 0.750%, 10/26/2026	$176,215	0.0
89,000	European Investment Bank, 0.750%, 09/23/2030	77,276	0.0
59,000	European Investment Bank, 0.875%, 05/17/2030	52,057	0.0
237,000	European Investment Bank, 1.250%, 02/14/2031	208,148	0.1
59,000	European Investment Bank, 1.625%, 10/09/2029	54,449	0.0
89,000	European Investment Bank, 1.625%, 05/13/2031	79,008	0.0
178,000 (3)	European Investment Bank, 1.750%, 03/15/2029	167,119	0.0
89,000	European Investment Bank, 2.375%, 05/24/2027	87,665	0.0
237,000	European Investment Bank, 3.250%, 11/15/2027	234,190	0.1
237,000	European Investment Bank, 3.625%, 07/15/2030	232,028	0.1
237,000	European Investment Bank, 4.375%, 03/19/2027	237,507	0.1
237,000	European Investment Bank, 4.500%, 10/16/2028	238,776	0.1
59,000	European Investment Bank, 4.875%, 02/15/2036	60,935	0.0
200,000	Export-Import Bank of Korea, 3.250%, 08/12/2026	199,790	0.0
201,000	Export-Import Bank of Korea, 5.125%, 01/11/2033	207,992	0.1
32,000	Hungary Government International Bond 30Y, 7.625%, 03/29/2041	38,080	0.0
200,000	Indonesia Government International Bond, 1.850%, 03/12/2031	174,500	0.0
200,000	Indonesia Government International Bond, 4.350%, 01/11/2048	164,840	0.0
200,000	Indonesia Government International Bond, 4.850%, 01/11/2033	196,750	0.0
223,000	International Bank for Reconstruction & Development, 1.125%, 09/13/2028	208,898	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
250,000	International Bank for Reconstruction & Development, 3.875%, 02/14/2030	$247,319	0.1
142,000	International Bank for Reconstruction & Development GDIF, 1.375%, 04/20/2028	135,194	0.0
220,000	Israel Government International Bond 10Y, 4.500%, 01/17/2033	212,945	0.1
264,000	Israel Government International Bond 30Y, 3.875%, 07/03/2050	191,601	0.0
200,000	Japan Bank for International Cooperation, 1.250%, 01/21/2031	174,619	0.0
236,000	Japan Bank for International Cooperation, 1.875%, 04/15/2031	210,929	0.1
200,000	Japan Bank for International Cooperation, 2.125%, 02/16/2029	189,203	0.0
200,000	Japan Bank for International Cooperation, 2.875%, 06/01/2027	197,701	0.0
200,000	Japan Bank for International Cooperation, 3.250%, 07/20/2028	195,927	0.0
200,000	Korea Development Bank, 1.000%, 09/09/2026	198,653	0.0
200,000	Korea International Bond, 4.125%, 06/10/2044	182,640	0.0
291,000	Mexico Government International Bond, 2.659%, 05/24/2031	258,306	0.1
501,000	Mexico Government International Bond, 6.000%, 05/07/2036	500,474	0.1
486,000	Mexico Government International Bond, MTN, 4.750%, 03/08/2044	392,214	0.1
200,000	Panama Government International Bond, 3.870%, 07/23/2060	138,682	0.0
388,000	Panama Government International Bond, 6.400%, 02/14/2035	410,795	0.1
381,000	Peruvian Government International Bond, 6.550%, 03/14/2037	417,862	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
775,000	Philippine Government International Bond, 6.375%, 01/15/2032	$837,167	0.2
89,000	Province of Quebec Canada, 1.350%, 05/28/2030	79,656	0.0
74,000	Province of Quebec Canada, 2.750%, 04/12/2027	73,181	0.0
89,000	Province of Quebec Canada, 4.500%, 09/08/2033	88,980	0.0
89,000	Province of Quebec Canada PD, 7.500%, 09/15/2029	97,537	0.0
103,000	Republic of Italy Government International Bond 30Y, 5.375%, 06/15/2033	106,845	0.0
48,000	Republic of Poland Government International Bond 10Y, 4.875%, 10/04/2033	47,895	0.0
58,000	Republic of Poland Government International Bond 10Y, 5.125%, 09/18/2034	58,455	0.0
29,000	Republic of Poland Government International Bond 10Y, 5.750%, 11/16/2032	30,521	0.0
48,000	Republic of Poland Government International Bond 30Y, 5.500%, 04/04/2053	45,447	0.0
67,000	Republic of Poland Government International Bond 30Y, 5.500%, 03/18/2054	63,965	0.0
29,000	Republic of Poland Government International Bond 5Y, 4.625%, 03/18/2029	29,261	0.0
29,000	Republic of Poland Government International Bond 5Y, 5.500%, 11/16/2027	29,443	0.0
207,000	Uruguay Government International Bond, 5.100%, 06/18/2050	194,489	0.0

	Total Sovereign Bonds (Cost $12,545,311)	12,385,242	2.3

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.2%
1,468,871	Bank of America Merrill Lynch Commercial Mortgage Trust 2017- BNK3 AS, 3.748%, 02/15/2050	1,454,995	0.3

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,250,000	BBCMS Mortgage Trust 2022-C17 A5, 4.441%, 09/15/2055	$1,211,777	0.2
501,000	COMM Mortgage Trust 2016-COR1 AM, 3.494%, 10/10/2049	496,911	0.1
750,000 (4)	Freddie Mac Multifamily Structured Pass Through Certificates K-150 A2, 3.710%, 09/25/2032	716,029	0.1
550,000 (4)	Freddie Mac Multifamily Structured Pass Through Certificates K-152 A2, 3.780%, 11/25/2032	527,022	0.1
500,000 (4)	Freddie Mac Multifamily Structured Pass Through Certificates K-175 A2, 4.420%, 10/25/2035	490,601	0.1
500,000 (4)	Freddie Mac Multifamily Structured Pass Through Certificates K533 A2, 4.230%, 12/25/2029	496,319	0.1
625,000	Morgan Stanley Capital I Trust 2016-BNK2 AS, 3.282%, 11/15/2049	609,551	0.1
500,000 (4)(5)	PFP Ltd. 2026-13 A, 5.137%, (TSFR1M + 1.500%), 08/18/2043	502,543	0.1
	Total Commercial Mortgage-Backed Securities (Cost $6,660,533)	6,505,748	1.2

MUNICIPAL BONDS: 0.4%
	California: 0.0%
35,000	State of California, 7.550%, 04/01/2039	41,588	0.0

	Connecticut: 0.1%
635,000	State of Connecticut A, 5.850%, 03/15/2032	667,071	0.1

	New Jersey: 0.1%
512,000	New Jersey Turnpike Authority A, 7.102%, 01/01/2041	584,902	0.1

	New York: 0.2%
300,000	Metropolitan Transportation Authority E, 6.814%, 11/15/2040	330,596	0.1
Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	New York: (continued)
550,000	Port Authority of New York & New Jersey, 4.926%, 10/01/2051	$514,430	0.1
		845,026	0.2

	Total Municipal Bonds (Cost $2,147,859)	2,138,587	0.4

ASSET-BACKED SECURITIES: 0.4%
	Automobile Asset-Backed Securities: 0.4%
1,000,000	Ally Auto Receivables Trust 2024-1 A4, 4.940%, 10/15/2029	1,005,827	0.2
281,159	AmeriCredit Automobile Receivables Trust 2022-2 C, 5.320%, 04/18/2028	281,991	0.1
650,000	World Omni Automobile Lease Securitization Trust 2024-A A4, 5.250%, 09/17/2029	652,134	0.1
		1,939,952	0.4

	Other Asset-Backed Securities: 0.0%
154,000	CNH Equipment Trust 2023-B A4, 5.460%, 03/17/2031	156,497	0.0
	Total Asset-Backed Securities (Cost $2,084,706)	2,096,449	0.4

	Total Long-Term Investments (Cost $521,491,252)	509,071,909	94.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	U.S. Treasury Obligations: 2.3%
12,900,000 (1)(3)	United States Treasury Bill, 3.930%, 05/13/2027	12,474,035	2.3
	Commercial Paper: 2.0%
2,400,000 (1)	Caterpillar, Inc., 3.740%, 07/24/2026	2,394,107	0.5
8,000,000 (1)	Concord Minutemen Capital Company LLC, 3.940%, 08/12/2026	7,963,004	1.5
	Total Commercial Paper (Cost $10,358,442)	10,357,111	2.0

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.0%
1,118,266 (6)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,118,378, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,140,631, due 04/07/28-06/20/56)	$1,118,266	0.2
639,762 (6)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $639,826, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $652,557, due 06/30/27-01/15/35)	639,762	0.1
1,784,726 (6)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,784,904, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $1,820,420, due 08/15/28-07/01/56)	1,784,726	0.3
2,557,895 (6)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $2,558,151, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,609,053, due 12/17/26-05/15/51)	2,557,895	0.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,162,883 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $3,163,209, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,218,720, due 01/15/28-02/15/56)	$3,162,883	0.6
1,669,008 (6)	TD Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,669,175, collateralized by various U.S. Government Agency Obligations, 4.500%-6.000%, Market Value plus accrued interest $1,702,388, due 10/20/54-05/20/56)	1,669,008	0.3
	Total Repurchase Agreements (Cost $10,932,540)	10,932,540	2.0

	Time Deposits: 0.4%
332,036 (6)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	332,036	0.0
332,036 (6)	DZ Bank AG, 3.610%, 07/01/2026	332,036	0.1
332,036 (6)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	332,036	0.1
332,036 (6)	Mizuho Bank Ltd., 3.620%, 07/01/2026	332,036	0.0
332,036 (6)	Royal Bank of Canada, 3.670%, 07/01/2026	332,036	0.1
332,036 (6)	Societe Generale S.A., 3.630%, 07/01/2026	332,036	0.1
332,036 (6)	Toronto-Dominion Bank, 3.630%, 07/01/2026	332,036	0.0
	Total Time Deposits (Cost $2,324,252)	2,324,252	0.4

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
95,000 (7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $95,000)	$95,000	0.0

	Total Short-Term Investments (Cost $36,194,911)	$36,182,938	6.7
	Total Investments in Securities (Cost $557,686,163)	$545,254,847	101.0
	Liabilities in Excess of Other Assets	(5,522,151)	(1.0)
	Net Assets	$539,732,696	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(2)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(3)	Security, or a portion of the security, is on loan.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(5)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
TSFR1M	1-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$220,385,157	$—	$220,385,157
U.S. Government Agency Obligations	—	134,879,763	—	134,879,763
Corporate Bonds/Notes	—	130,680,963	—	130,680,963
Sovereign Bonds	—	12,385,242	—	12,385,242
Commercial Mortgage-Backed Securities	—	6,505,748	—	6,505,748
Municipal Bonds	—	2,138,587	—	2,138,587
Asset-Backed Securities	—	2,096,449	—	2,096,449
Short-Term Investments	95,000	36,087,938	—	36,182,938
Total Investments, at fair value	$95,000	$545,159,847	$—	$545,254,847
Other Financial Instruments+
Futures	46,528	—	—	46,528
Total Assets	$141,528	$545,159,847	$—	$545,301,375
Liabilities Table
Other Financial Instruments+
Futures	$(192,668)	$—	$—	$(192,668)
Total Liabilities	$(192,668)	$—	$—	$(192,668)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya U.S. Bond Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	96	09/30/26	$19,788,750	$(25,799)
U.S. Treasury 5-Year Note	251	09/30/26	26,868,766	45,409
			$46,657,516	$19,610
Short Contracts:
U.S. Treasury 10-Year Note	(3)	09/21/26	(329,672)	1,119
U.S. Treasury Ultra 10-Year Note	(89)	09/21/26	(10,009,719)	(105,506)
U.S. Treasury Ultra Long Bond	(37)	09/21/26	(4,297,781)	(61,363)
			$(14,637,172)	$(165,750)

See Accompanying Notes to Financial Statements

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$46,528
Total Asset Derivatives		$46,528

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$192,668
Total Liability Derivatives		$192,668

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$8,105	$8,105
Interest rate contracts	(915,047)	—	(915,047)
Total	$(915,047)	$8,105	$(906,942)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(110,445)
Total	$(110,445)

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $557,794,177.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,677,442
Gross Unrealized Depreciation	(15,362,912)
Net Unrealized Depreciation	$(12,685,470)

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

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Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIPALL (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

Classes ADV, I and S

Domestic Equity Index Portfolios

■	Voya Index Plus LargeCap Portfolio

■	Voya Index Plus MidCap Portfolio

■	Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at https://individuals.voya.com/product/variable-portfolio/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$919,814,466	$816,898,766	$416,055,582
Short-term investments at fair value†	16,993,000	23,828,685	10,908,373
Cash	300,158	231,391	80,657
Cash collateral for futures contracts	1,103,154	1,114,835	507,866
Receivables:
Investment securities sold	–	490,568	964,038
Fund shares sold	2,812	56,000	33,420
Dividends	457,457	648,360	390,957
Interest	186	149	203
Foreign tax reclaims	348	492	–
Variation margin on futures contracts	105,600	140,760	43,689
Prepaid expenses	7,416	6,499	3,126
Reimbursement due from Investment Adviser	133,668	72,157	28,740
Other assets	95,805	63,056	30,746
Total assets	939,014,070	843,551,718	429,047,397

LIABILITIES:
Payable for fund shares redeemed	421,004	622,645	2,590,419
Payable upon receipt of securities loaned	–	6,202,685	3,513,373
Payable for investment management fees	344,640	337,137	167,830
Payable for distribution and shareholder service fees	4,424	4,373	1,906
Payable to directors under the deferred compensation plan (Note 6)	95,805	63,056	30,746
Payable for directors fees	2,239	1,952	952
Other accrued expenses and liabilities	278,445	206,323	106,314
Total liabilities	1,146,557	7,438,171	6,411,540
NET ASSETS	$937,867,513	$836,113,547	$422,635,857

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$573,779,883	$642,107,731	$316,535,549
Total distributable earnings	364,087,630	194,005,816	106,100,308
NET ASSETS	$937,867,513	$836,113,547	$422,635,857

+ Including securities loaned at value	$—	$6,043,236	$3,367,577
* Cost of investments in securities	$613,292,370	$674,930,432	$340,995,970
† Cost of short-term investments	$16,993,000	$23,828,685	$10,908,373

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited) (continued)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
Class ADV
Net assets	$3,298,042	n/a	n/a
Shares authorized	100,000,000	n/a	n/a
Par value	$0.001	n/a	n/a
Shares outstanding	111,794	n/a	n/a
Net asset value and redemption price per share	$29.50	n/a	n/a

Class I
Net assets	$919,480,158	$814,497,072	$413,083,919
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	30,397,446	34,900,458	15,671,316
Net asset value and redemption price per share	$30.25	$23.34	$26.36

Class S
Net assets	$15,089,313	$21,616,475	$9,551,938
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	507,594	947,645	365,856
Net asset value and redemption price per share	$29.73	$22.81	$26.11

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,856,849	$4,998,492	$2,867,683
Interest	11,922	13,682	10,460
Securities lending income, net	295	11,968	20,067
Other	2,725	2,348	1,142
Total investment income	4,871,791	5,026,490	2,899,352

EXPENSES:
Investment management fees	2,000,528	1,937,575	945,376
Distribution and shareholder service fees:
Class ADV	5,870	—	—
Class S	17,832	24,120	10,222
Transfer agent fees:
Class ADV	1,876	—	—
Class I	679,924	454,823	205,721
Class S	11,124	11,562	4,620
Shareholder reporting expense	8,906	14,637	9,972
Professional fees	40,548	34,789	18,200
Custody and accounting expense	28,856	26,983	17,269
Directors fees	11,193	9,761	4,762
Licensing fee (Note 8)	67,372	58,773	28,702
Miscellaneous expense	31,136	25,479	13,012
Total expenses	2,905,165	2,598,502	1,257,856
Waived and reimbursed fees	(413,472)	(229,118)	(102,584)
Net expenses	2,491,693	2,369,384	1,155,272
Net investment income	2,380,098	2,657,106	1,744,080
REALIZED AND UNREALIZED GAIN (LOSS):	–	–	–
Net realized gain (loss) on:
Investments	55,996,887	50,204,157	28,951,988
Futures	746,806	958,281	1,306,996
Net realized gain	56,743,693	51,162,438	30,258,984
Net change in unrealized appreciation (depreciation) on:
Investments	26,820,464	73,348,771	53,559,527
Futures	178,634	513,900	483,919
Net change in unrealized appreciation (depreciation)	26,999,098	73,862,671	54,043,446
Net realized and unrealized gain	83,742,791	125,025,109	84,302,430
Increase in net assets resulting from operations	$86,122,889	$127,682,215	$86,046,510

* Foreign taxes withheld	$6,597	$6,976	$11,003

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$2,380,098	$5,708,662	$2,657,106	$6,148,913
Net realized gain	56,743,693	93,581,675	51,162,438	44,343,522
Net change in unrealized appreciation (depreciation)	26,999,098	23,843,884	73,862,671	(8,824,898)
Increase in net assets resulting from operations	86,122,889	123,134,221	127,682,215	41,667,537

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(352,797)	(131,070)	—	—
Class I	(97,888,110)	(93,707,118)	(49,846,898)	(54,463,269)
Class S	(1,606,480)	(1,514,037)	(1,249,335)	(4,087,000)
Total distributions	(99,847,387)	(95,352,225)	(51,096,233)	(58,550,269)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,729,762	68,808,325	5,731,127	321,884,670
Reinvestment of distributions	99,847,387	95,352,225	51,096,233	58,550,269
	103,577,149	164,160,550	56,827,360	380,434,939
Cost of shares redeemed	(51,947,292)	(125,899,076)	(38,450,190)	(127,164,966)
Net increase in net assets resulting from capital share transactions	51,629,857	38,261,474	18,377,170	253,269,973
Net increase in net assets	37,905,359	66,043,470	94,963,152	236,387,241

NET ASSETS:
Beginning of year or period	899,962,154	833,918,684	741,150,395	504,763,154
End of year or period	$937,867,513	$899,962,154	$836,113,547	$741,150,395

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
FROM OPERATIONS:
Net investment income	$1,744,080	$3,587,756
Net realized gain	30,258,984	29,889,557
Net change in unrealized appreciation (depreciation)	54,043,446	(10,271,468)
Increase in net assets resulting from operations	86,046,510	23,205,845

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(33,541,261)	(20,042,148)
Class S	(723,882)	(1,881,726)
Total distributions	(34,265,143)	(21,923,874)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	8,631,380	172,203,480
Reinvestment of distributions	34,265,143	21,923,874
	42,896,523	194,127,354
Cost of shares redeemed	(27,256,169)	(69,770,279)
Net increase in net assets resulting from capital share transactions	15,640,354	124,357,075
Net increase in net assets	67,421,721	125,639,046

NET ASSETS:
Beginning of year or period	355,214,136	229,575,090
End of year or period	$422,635,857	$355,214,136

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
. . . . . . . . . . . . . .	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class ADV
06-30-26+	30.16	0.00	*•	2.83	2.83	0.15	3.34	—	3.49	—	29.50	9.64	1.15	1.06	1.06	0.03	3,298	26
12-31-25	29.63	0.04	•	3.67	3.71	0.06	3.12	—	3.18	—	30.16	14.62	1.05	1.05	1.05	0.15	1,360	63
12-31-24	25.09	0.08	•	5.89	5.97	0.12	1.31	—	1.43	—	29.63	24.57	1.05	1.05	1.05	0.29	1,318	59
12-31-23	20.58	0.11	•	5.02	5.13	0.10	0.51	—	0.61	—	25.09	25.42	1.07	1.05	1.05	0.49	1,314	59
12-31-22	34.59	0.10	•	(6.73)	(6.63)	0.09	7.29	—	7.38	—	20.58	(19.44)	1.07	1.05	1.05	0.40	1,098	57
12-31-21	29.04	0.08	•	7.82	7.90	0.21	2.14	—	2.35	—	34.59	28.62	1.07	1.05	1.05	0.26	1,564	60
Class I
06-30-26+	30.81	0.08	•	2.90	2.98	0.20	3.34	—	3.54	—	30.25	9.95	0.65	0.56	0.56	0.54	919,480	26
12-31-25	30.23	0.19	•	3.74	3.93	0.23	3.12	—	3.35	—	30.81	15.20	0.55	0.55	0.55	0.66	884,169	63
12-31-24	25.56	0.22	•	6.01	6.23	0.25	1.31	—	1.56	—	30.23	25.20	0.55	0.55	0.55	0.80	828,114	59
12-31-23	20.96	0.23	•	5.11	5.34	0.22	0.51	—	0.73	—	25.56	26.07	0.57	0.55	0.55	0.99	707,743	59
12-31-22	35.11	0.22	•	(6.83)	(6.61)	0.25	7.29	—	7.54	—	20.96	(19.04)	0.57	0.55	0.55	0.91	617,825	57
12-31-21	29.43	0.24	•	7.92	8.16	0.34	2.14	—	2.48	—	35.11	29.25	0.57	0.55	0.55	0.76	829,418	60
Class S
06-30-26+	30.32	0.04	•	2.86	2.90	0.15	3.34	—	3.49	—	29.73	9.83	0.90	0.81	0.81	0.29	15,089	26
12-31-25	29.80	0.12	•	3.67	3.79	0.15	3.12	—	3.27	—	30.32	14.89	0.80	0.80	0.80	0.42	14,433	63
12-31-24	25.21	0.15	•	5.93	6.08	0.18	1.31	—	1.49	—	29.80	24.92	0.80	0.80	0.80	0.54	4,487	59
12-31-23	20.68	0.17	•	5.03	5.20	0.16	0.51	—	0.67	—	25.21	25.71	0.82	0.80	0.80	0.74	98,350	59
12-31-22	34.72	0.16	•	(6.75)	(6.59)	0.16	7.29	—	7.45	—	20.68	(19.23)	0.82	0.80	0.80	0.65	89,855	57
12-31-21	29.13	0.16	•	7.84	8.00	0.27	2.14	—	2.41	—	34.72	28.94	0.82	0.80	0.80	0.51	131,883	60
Voya Index Plus MidCap Portfolio
Class I
06-30-26+	21.19	0.08	•	3.58	3.66	0.18	1.33	—	1.51	—	23.34	17.61	0.66	0.61	0.61	0.69	814,497	28
12-31-25	21.28	0.17	•	1.34	1.51	0.13	1.47	—	1.60	—	21.19	8.16	0.63	0.60	0.60	0.85	723,300	71
12-31-24	19.29	0.19	•	2.68	2.87	0.22	0.66	—	0.88	—	21.28	15.17	0.66	0.60	0.60	0.95	462,353	60
12-31-23	17.31	0.20	•	2.68	2.88	0.20	0.70	—	0.90	—	19.29	17.52	0.68	0.60	0.60	1.13	437,514	58
12-31-22	26.18	0.20	•	(4.04)	(3.84)	0.21	4.82	—	5.03	—	17.31	(14.29)	0.68	0.60	0.60	1.02	403,373	58
12-31-21	20.75	0.20	•	5.52	5.72	0.21	0.08	—	0.29	—	26.18	27.74	0.68	0.60	0.60	0.81	517,075	63
Class S
06-30-26+	20.65	0.05	•	3.49	3.54	0.05	1.33	—	1.38	—	22.81	17.43	0.91	0.86	0.86	0.44	21,616	28
12-31-25	20.78	0.12	•	1.31	1.43	0.09	1.47	—	1.56	—	20.65	7.89	0.88	0.85	0.85	0.60	17,850	71
12-31-24	18.85	0.14	•	2.62	2.76	0.17	0.66	—	0.83	—	20.78	14.92	0.91	0.85	0.85	0.70	42,410	60
12-31-23	16.93	0.15	•	2.62	2.77	0.15	0.70	—	0.85	—	18.85	17.20	0.93	0.85	0.85	0.88	49,355	58
12-31-22	25.71	0.15	•	(3.98)	(3.83)	0.13	4.82	—	4.95	—	16.93	(14.51)	0.93	0.85	0.85	0.77	50,396	58
12-31-21	20.38	0.13	•	5.44	5.57	0.16	0.08	—	0.24	—	25.71	27.49	0.93	0.85	0.85	0.56	70,637	63
Voya Index Plus SmallCap Portfolio
Class I
06-30-26+	23.10	0.11	•	5.46	5.57	0.28	2.03	—	2.31	—	26.36	24.87	0.66	0.61	0.61	0.93	413,084	31
12-31-25	22.78	0.22	•	1.41	1.63	0.15	1.17	—	1.32	—	23.10	8.27	0.64	0.60	0.60	1.04	348,002	76
12-31-24	21.95	0.25	•	1.59	1.84	0.28	0.73	—	1.01	—	22.78	8.69	0.68	0.60	0.60	1.13	199,103	59
12-31-23	19.52	0.25	•	3.10	3.35	0.22	0.71	—	0.93	—	21.95	18.21	0.70	0.60	0.60	1.27	198,371	57
12-31-22	27.28	0.19	•	(4.07)	(3.88)	0.22	3.66	—	3.88	—	19.52	(14.00)	0.69	0.60	0.60	0.89	181,927	57
12-31-21	21.39	0.23	•	5.84	6.07	0.18	—	—	0.18	—	27.28	28.45	0.69	0.60	0.60	0.91	227,944	63
Class S
06-30-26+	22.75	0.08	•	5.38	5.46	0.07	2.03	—	2.10	—	26.11	24.70	0.91	0.86	0.86	0.68	9,552	31
12-31-25	22.42	0.16	•	1.43	1.59	0.09	1.17	—	1.26	—	22.75	8.12	0.89	0.85	0.85	0.78	7,212	76

See Accompanying Notes to Financial Statements

6

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
. . . . . . . . . . . . . .	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus SmallCap Portfolio (continued)
Class S (continued)
12-31-24	21.62	0.19	•	1.56	1.75	0.22	0.73	—	0.95	—	22.42	8.39	0.93	0.85	0.85	0.88	30,472	59
12-31-23	19.23	0.20	•	3.05	3.25	0.16	0.71	—	0.87	—	21.62	17.89	0.95	0.85	0.85	1.01	36,515	57
12-31-22	26.91	0.14	•	(4.01)	(3.87)	0.15	3.66	—	3.81	—	19.23	(14.20)	0.94	0.85	0.85	0.64	37,556	57
12-31-21	21.11	0.16	•	5.77	5.93	0.13	—	—	0.13	—	26.91	28.13	0.94	0.85	0.85	0.65	51,234	63

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”), with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

H. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2026, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average quarterly notional values on futures contracts

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

purchased of $12,098,508, $13,374,637, and $7,374,410, respectively. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2026.

I. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio.

Securities Lending. Each Portfolio may temporarily loan up to 331∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a) (2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$234,573,319	$291,230,927
Index Plus MidCap	214,971,740	253,854,632
Index Plus SmallCap	114,580,636	129,203,454

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Index Plus LargeCap	0.45%
Index Plus MidCap	0.50%
Index Plus SmallCap	0.50%

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV shares of the respective Portfolios are subject to a shareholder service and distribution plan and Class S shares of the respective Portfolios are subject to a shareholder services and distribution plan (collectively the “Plans), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each respective Portfolio’s Class ADV and Class S shares. Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each respective Portfolio’s Class ADV and Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plan for Class ADV shares of Index Plus LargeCap, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares. Under the Plan for Class S shares, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to each Portfolio’s Class S shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

ReliaStar Life Insurance Company	Index Plus MidCap	20.46%
	Index Plus
	SmallCap	25.98

Voya Retirement Insurance and Annuity Company	Index Plus
	LargeCap	79.04
	Index Plus MidCap	65.02
	Index Plus
	SmallCap	54.42

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2026, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Portfolio	Amount
Index Plus LargeCap	$692,779
Index Plus MidCap	466,329
Index Plus SmallCap	210,244

NOTE 7 — OTHER TRANSACTIONS

The Portfolios may engage in purchase and sale transactions with other funds. For the period ended June 30, 2026, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 8 — LICENSING FEE

The Portfolios pay an annual licensing fee to S&P Opco, LLC. in order to obtain data and permissions necessary to achieve their respective principal investment strategies.

NOTE 9 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of business, expenses of any counsel or other persons or services retained by the Portfolio’s Board members who are not “interested persons,” as that term is defined in the 1940 Act, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
Index Plus LargeCap	1.05%	0.55%	0.80%
Portfolio	Class ADV	Class I	Class S
Index Plus MidCap	N/A	0.60%	0.85%
Index Plus SmallCap	N/A	0.60%	0.85%

The Expense Limitation Agreement is contractual through May 1, 2027. Termination or modification of this obligation requires approval by the Board.

NOTE 10 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the "Credit Agreement") with The Bank of New York Mellon ("BNY") for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2026.

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Plus LargeCap
Class ADV
6/30/2026	57,856	—	12,216	(3,368)	—	66,704	1,658,643	—	352,797	(99,474)	—	1,911,966
12/31/2025	379	—	5,203	(4,961)	—	621	11,139	—	131,070	(141,560)	—	649
Class I
6/30/2026	62,570	—	3,308,148	(1,669,814)	—	1,700,904	1,921,814	—	97,888,110	(50,989,880)	—	48,820,044
12/31/2025	1,872,135	—	3,653,299	(4,224,641)	—	1,300,793	57,968,705	—	93,707,118	(123,283,545)	—	28,392,278
Class S
6/30/2026	4,903	—	55,224	(28,489)	—	31,638	149,305	—	1,606,480	(857,938)	—	897,847
12/31/2025	351,005	—	59,867	(85,514)	—	325,358	10,828,481	—	1,514,037	(2,473,971)	—	9,868,547
Index Plus MidCap
Class I
6/30/2026	141,532	—	2,239,304	(1,620,056)	—	760,780	3,152,651	—	49,846,899	(36,299,525)	—	16,700,025
12/31/2025	13,577,019	—	2,920,283	(4,080,510)	—	12,416,792	304,666,188	—	54,463,269	(82,962,429)	—	276,167,028

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Index Plus MidCap (continued)
Class S
6/30/2026	124,347	—	57,388	(98,709)	—	83,026	2,578,476	—	1,249,334	(2,150,665)	—	1,677,145
12/31/2025	788,813	—	224,437	(2,189,389)	—	(1,176,139)	17,218,482	—	4,087,000	(44,202,537)	—	(22,897,055)
Index Plus SmallCap
Class I
6/30/2026	306,765	—	1,371,270	(1,073,832)	—	604,203	7,572,997	—	33,541,261	(26,589,434)	—	14,524,824
12/31/2025	7,077,089	—	1,027,802	(1,779,954)	—	6,324,937	165,902,922	—	20,042,148	(38,809,766)	—	147,135,304
Class S
6/30/2026	46,143	—	29,863	(27,217)	—	48,789	1,058,383	—	723,882	(666,735)	—	1,115,530
12/31/2025	274,443	—	97,905	(1,414,340)	—	(1,041,992)	6,300,558	—	1,881,726	(30,960,513)	—	(22,778,229)

NOTE 12 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,795,711	$(2,795,711)	$—
BofA Securities Inc	56,807	(56,807)	—
Citadel Clearing LLC	812,232	(812,232)	—
Deutsche Bank Securities Inc.	305,909	(305,909)	—
Scotia Capital (USA) INC	359,230	(359,230)	—
UBS AG	61,538	(61,538)	—
Wells Fargo Bank NA	1,651,809	(1,651,809)	—
Total	$6,043,236	$(6,043,236)	$—

(1)	Cash collateral with a fair value of $6,202,685 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Index Plus SmallCap

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime
Brokerage Intl Ltd	$126,540	$(126,540)	$—
Citadel Clearing LLC	219,702	(219,702)	—
Deutsche Bank Securities Inc.	1,204,784	(1,204,784)	—
HSBC Bank PLC	172,252	(172,252)	—
Janney Montgomery Scott LLC	230,141	(230,141)	—
RBC Capital Markets, LLC	496,849	(496,849)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Scotia Capital (USA) INC	$62,187	$(62,187)	$—
TD Securities (USA) Inc.	113,913	(113,913)	—
UBS AG	598,304	(598,304)	—
Wells Fargo Securities LLC	142,905	(142,905)	—
Total	$3,367,577	$(3,367,577)	$—

(1)	Cash collateral with a fair value of $3,513,373 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of futures contracts, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$29,998,969	$65,353,256	$8,974,629	$38,662,275
Index Plus MidCap	20,355,534	38,194,735	5,958,051	15,384,793
Index Plus SmallCap	9,211,609	12,712,265	3,589,095	6,834,011

The tax-basis components of distributable earnings as of December 31, 2025, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Total Distributable Earnings/(Loss)
Index Plus LargeCap	$17,840,141	$81,988,460	$277,983,527	$—	$377,812,128
Index Plus MidCap	8,280,524	42,811,327	66,327,983	—	117,419,834
Index Plus SmallCap	13,004,639	21,258,416	20,055,886	—	54,318,941

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States.

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 14 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments, including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 15 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENT (continued)

amounts or disclosures.

NOTE 17 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

18

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 9.1%
144,361	Alphabet, Inc. - Class A	$51,590,291	5.5
8,850	Fox Corp. - Class A	461,616	0.0
30,580	Meta Platforms, Inc. - Class A	17,225,408	1.8
49,575 (1)	Netflix, Inc.	3,539,655	0.4
37,136	New York Times Co. - Class A	2,598,777	0.3
25,727	News Corp. - Class A	638,801	0.1
31,333	T-Mobile US, Inc.	5,255,484	0.5
105,044	Verizon Communications, Inc.	4,447,563	0.5
		85,757,595	9.1

	Consumer Discretionary: 9.1%
372,073	ADT, Inc.	2,418,474	0.3
7,177 (1)	Airbnb, Inc. - Class A	1,027,029	0.1
153,757 (1)	Amazon.com, Inc.	36,646,443	3.9
28,078	Booking Holdings, Inc.	5,004,623	0.5
30,475	Carnival Corp. Ltd.	870,671	0.1
26,516 (1)	Chewy, Inc. - Class A	521,039	0.1
18,737 (1)	Deckers Outdoor Corp.	1,860,397	0.2
1,266	Domino's Pizza, Inc.	374,787	0.0
6,917	Expedia Group, Inc.	1,769,922	0.2
8,000 (1)	Five Below, Inc.	1,438,320	0.2
76,058	Gap, Inc.	1,420,763	0.1
1,942	Garmin Ltd.	461,303	0.0
15,368	General Motors Co.	1,184,565	0.1
14,195 (1)	Hilton Grand Vacations, Inc.	743,392	0.1
31,841	Las Vegas Sands Corp.	1,470,736	0.2
848 (1)	MercadoLibre, Inc.	1,439,387	0.2
6,128	Ross Stores, Inc.	1,304,345	0.1
30,563 (1)	Tesla, Inc.	12,854,798	1.4
54,119	TJX Cos., Inc.	8,199,028	0.9
16,434	Travel + Leisure Co.	1,256,050	0.1
25,437 (1)	Viking Holdings Ltd.	2,662,491	0.3
		84,928,563	9.1

	Consumer Staples: 4.4%
17,400	Altria Group, Inc.	1,251,930	0.1
53,229	Coca-Cola Co.	4,325,921	0.5
2,625	Coca-Cola Consolidated, Inc.	501,165	0.1
82,168	Colgate-Palmolive Co.	7,533,162	0.8
775	Costco Wholesale Corp.	724,989	0.1
8,237 (1)	Darling Ingredients, Inc.	449,905	0.1
4,469	Dollar General Corp.	514,426	0.1
12,098	Lancaster Colony Corp.	1,381,108	0.1
42,384 (1)	Maplebear, Inc.	2,006,882	0.2
76,164 (1)	Monster Beverage Corp.	7,320,884	0.8
34,749	PepsiCo, Inc.	4,705,015	0.5
6,200	Philip Morris International, Inc.	1,121,642	0.1
31,219	Tyson Foods, Inc. - Class A	1,787,288	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
57,893 (1)	US Foods Holding Corp.	$5,919,559	0.6
12,246	Walmart, Inc.	1,386,982	0.1
		40,930,858	4.4

	Energy: 2.9%
37,624 (1)	Antero Resources Corp.	1,322,107	0.1
7,962	Baker Hughes Co.	441,891	0.1
19,477	Chevron Corp.	3,228,507	0.4
9,380	Chord Energy Corp.	1,072,134	0.1
25,624	Devon Energy Corp.	1,058,784	0.1
31,498	EOG Resources, Inc.	4,086,236	0.4
40,451	Exxon Mobil Corp.	5,530,461	0.6
22,004	Halliburton Co.	747,036	0.1
40,044	Kinder Morgan, Inc.	1,280,207	0.1
29,320	PBF Energy, Inc. - Class A	1,334,646	0.2
12,027	Phillips 66	2,033,164	0.2
18,110	Valero Energy Corp.	4,716,568	0.5
		26,851,741	2.9

	Financials: 11.8%
7,468	Allstate Corp.	1,776,936	0.2
24,939	Ally Financial, Inc.	1,145,947	0.1
8,996	Ameriprise Financial, Inc.	4,127,005	0.4
3,655	Assurant, Inc.	981,477	0.1
29,672	Axis Capital Holdings Ltd.	3,187,960	0.3
33,182	Bank of New York Mellon Corp.	4,798,449	0.5
13,912 (1)	Berkshire Hathaway, Inc. - Class B	6,961,426	0.7
56,419 (1)	Block, Inc.	4,287,844	0.5
12,604	Cboe Global Markets, Inc.	3,058,613	0.3
72,489	Charles Schwab Corp.	6,688,560	0.7
35,613 (1)	Chime Financial, Inc. - Class A	729,354	0.1
57,234	Citigroup, Inc.	8,010,471	0.9
34,887	Citizens Financial Group, Inc.	2,444,532	0.3
23,007	CME Group, Inc.	5,080,636	0.5
2,960 (1)	Corpay, Inc.	986,479	0.1
11,042 (1)	Euronet Worldwide, Inc.	808,164	0.1
6,697	First American Financial Corp.	459,347	0.0
23,568	Globe Life, Inc.	4,211,130	0.4
1,566	Goldman Sachs Group, Inc.	1,583,805	0.2
3,194	Hanover Insurance Group, Inc.	683,899	0.1
30,630	Hartford Financial Services Group, Inc.	4,059,088	0.4
19,132	JPMorgan Chase & Co.	6,262,478	0.7
197,266	KeyCorp	4,546,981	0.5

See Accompanying Notes to Financial Statements

19

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,172	Mastercard, Inc. - Class A	$1,115,539	0.1
1,174	MSCI, Inc.	657,487	0.1
23,905	Northern Trust Corp.	4,155,645	0.4
56,556	PayPal Holdings, Inc.	2,442,088	0.3
28,064	Popular, Inc.	4,607,548	0.5
13,549	Raymond James Financial, Inc.	2,059,854	0.2
56,588	Synchrony Financial	4,303,517	0.5
107,114 (1)	Toast, Inc. - Class A	2,979,912	0.3
33,204	Tradeweb Markets, Inc. - Class A	3,309,111	0.4
85,853	Truist Financial Corp.	4,277,196	0.5
11,243	US Bancorp	679,077	0.1
9,464	Visa, Inc. - Class A	3,247,004	0.3
		110,714,559	11.8
	Health Care: 8.8%
13,855	AbbVie, Inc.	3,486,472	0.4
16,603	Agilent Technologies, Inc.	2,205,377	0.2
6,244 (1)	Alnylam Pharmaceuticals, Inc.	1,879,631	0.2
29,560 (1)	Boston Scientific Corp.	1,261,621	0.1
97,675	Bristol-Myers Squibb Co.	5,628,034	0.6
7,999	Cardinal Health, Inc.	1,900,242	0.2
14,124 (1)	Centene Corp.	906,620	0.1
9,778	Cigna Group	2,695,599	0.3
19,325 (1)	Dexcom, Inc.	1,301,539	0.1
78,422 (1)	Doximity, Inc. - Class A	1,626,472	0.2
6,152	Elevance Health, Inc.	2,379,163	0.3
5,226	Eli Lilly & Co.	6,268,221	0.7
33,397 (1)	Exelixis, Inc.	1,817,131	0.2
1,909	Humana, Inc.	758,293	0.1
30,589 (1)	Incyte Corp.	3,467,569	0.4
7,029 (1)	Insulet Corp.	1,070,165	0.1
2,795 (1)	Intuitive Surgical, Inc.	1,111,516	0.1
3,559 (1)	Jazz Pharmaceuticals PLC	857,612	0.1
55,188	Johnson & Johnson	14,016,096	1.5
6,303	McKesson Corp.	4,762,547	0.5
64,148	Medtronic PLC	5,018,298	0.5
43,754	Merck & Co., Inc.	5,622,389	0.6
1,999 (1)	Natera, Inc.	542,629	0.1
17,688 (1)	Neurocrine Biosciences, Inc.	2,981,047	0.3
89,022	Pfizer, Inc.	2,143,650	0.2
1,834	Regeneron Pharmaceuticals, Inc.	1,143,572	0.1
7,542	Thermo Fisher Scientific, Inc.	3,781,257	0.4
4,884 (1)	Veeva Systems, Inc. - Class A	866,763	0.1
40,702	Viatris, Inc.	646,348	0.1
		82,145,873	8.8
	Industrials: 9.1%
6,732	Acuity Brands, Inc.	2,535,675	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,601	Allison Transmission Holdings, Inc.	$405,977	0.0
13,605	AMETEK, Inc.	3,291,594	0.4
510	Caterpillar, Inc.	543,099	0.1
27,445	Cintas Corp.	4,667,846	0.5
970	Comfort Systems USA, Inc.	1,922,492	0.2
3,073	Curtiss-Wright Corp.	2,328,596	0.2
41,058	Delta Air Lines, Inc.	3,845,492	0.4
4,669	Eaton Corp. PLC	1,989,554	0.2
1,093	EMCOR Group, Inc.	907,059	0.1
16,935	Emerson Electric Co.	2,424,245	0.3
61,150 (1)	ExlService Holdings, Inc.	1,581,339	0.2
21,925	Flowserve Corp.	1,625,958	0.2
59,044	Fortive Corp.	3,606,998	0.4
103,565 (1)	Gates Industrial Corp. PLC	2,896,713	0.3
8,400	GE Aerospace	3,139,332	0.3
15,261	Graco, Inc.	1,153,884	0.1
3,483	HEICO Corp.	1,240,610	0.1
3,404	Howmet Aerospace, Inc.	915,199	0.1
62,831	Ingersoll Rand, Inc.	5,151,514	0.5
18,120 (1)	Kirby Corp.	2,463,776	0.3
8,113	Leidos Holdings, Inc.	835,396	0.1
49,227 (1)	Lyft, Inc. - Class A	719,206	0.1
3,532 (1)	Nextracker, Inc. - Class A	420,803	0.0
5,258	Nordson Corp.	1,586,286	0.2
5,479	Oshkosh Corp.	840,917	0.1
5,671	Parker-Hannifin Corp.	5,546,919	0.6
8,145 (1)	Parsons Corp.	426,717	0.0
4,086	Regal Rexnord Corp.	973,244	0.1
5,339	Rockwell Automation, Inc.	2,643,232	0.3
2,945 (1)	Saia, Inc.	1,240,316	0.1
2,046 (1)	SPX Technologies, Inc.	501,618	0.1
6,938	SS&C Technologies Holdings, Inc.	430,503	0.0
7,165	Textron, Inc.	657,245	0.1
16,779	Timken Co.	2,438,324	0.3
11,661	Trane Technologies PLC	5,727,417	0.6
64,552 (1)	Uber Technologies, Inc.	4,658,072	0.5
10,265	UL Solutions, Inc. - Class A	1,045,593	0.1
3,200	Union Pacific Corp.	870,400	0.1
13,698	Veralto Corp.	1,214,739	0.1
9,817	Vertiv Holdings Co. - Class A	3,286,928	0.3
1,776 (1)	Vicor Corp.	674,489	0.1
		85,375,316	9.1
	Information Technology: 37.3%
4,274	Accenture PLC - Class A	531,857	0.1
21,378 (1)	Advanced Micro Devices, Inc.	12,418,694	1.3

See Accompanying Notes to Financial Statements

20

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
196,536	Apple, Inc.	$56,869,657	6.1
17,199	Applied Materials, Inc.	12,434,877	1.3
2,226 (1)	AppLovin Corp. - Class A	1,146,902	0.1
34,823 (1)	Arista Networks, Inc.	5,915,731	0.6
2,307 (1)	Astera Labs, Inc.	1,114,327	0.1
49,991	Avnet, Inc.	4,440,201	0.5
50,325 (1)	BILL Holdings, Inc.	1,819,752	0.2
64,412	Broadcom, Inc.	24,331,633	2.6
11,803 (1)	Cadence Design Systems, Inc.	4,429,902	0.5
2,586 (1)	Ciena Corp.	1,268,588	0.1
13,639 (1)	Cirrus Logic, Inc.	2,025,801	0.2
24,506	Cisco Systems, Inc.	2,878,475	0.3
1,289 (1)	Coherent Corp.	508,472	0.1
5,736 (1)	Crowdstrike Holdings, Inc. - Class A	4,377,371	0.5
8,391 (1)	Datadog, Inc. - Class A	2,184,681	0.2
47,160 (1)	DocuSign, Inc.	2,094,847	0.2
28,151 (1)	Elastic NV	1,605,170	0.2
14,291 (1)	EPAM Systems, Inc.	1,133,991	0.1
1,716 (1)	First Solar, Inc.	404,907	0.0
5,965 (1)	Fortinet, Inc.	916,343	0.1
9,082 (1)	GoDaddy, Inc. - Class A	770,880	0.1
49,742	Hewlett Packard Enterprise Co.	2,243,862	0.2
7,763 (1)	HubSpot, Inc.	1,416,825	0.1
52,180 (1)	Intel Corp.	7,285,893	0.8
1,907	Intuit, Inc.	497,727	0.1
9,500 (1)	Keysight Technologies, Inc.	3,325,665	0.4
29,569	KLA Corp.	8,921,263	0.9
35,558 (1)	Klaviyo, Inc. - Class A	536,926	0.1
25,983	Lam Research Corp.	11,259,213	1.2
11,198	Marvell Technology, Inc.	3,335,772	0.4
16,201	Micron Technology, Inc.	18,700,652	2.0
106,742	Microsoft Corp.	39,816,901	4.2
28,355	NetApp, Inc.	4,388,220	0.5
38,216 (1)	Nutanix, Inc. - Class A	1,947,487	0.2
353,986	NVIDIA Corp.	70,829,059	7.5
1,964	NXP Semiconductors NV	551,943	0.1
9,767	Oracle Corp.	1,431,354	0.2
12,921 (1)	Palantir Technologies, Inc. - Class A	1,507,493	0.2
8,057 (1)	Palo Alto Networks, Inc.	2,747,598	0.3
11,728 (1)	Procore Technologies, Inc.	476,391	0.0
32,860 (1)	Pure Storage, Inc. - Class A	2,589,039	0.3
21,596	Qualcomm, Inc.	3,990,725	0.4
6,128 (1)	Rambus, Inc.	813,431	0.1
41,420	RingCentral, Inc. - Class A	1,614,552	0.2
11,254	Salesforce, Inc.	1,763,052	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,563 (1)	Sandisk Corp.	$5,827,570	0.6
1,009	Seagate Technology Holdings PLC	973,685	0.1
2,420 (1)	Synopsys, Inc.	1,079,489	0.1
3,603	Western Digital Corp.	2,301,308	0.2
9,003 (1)	Workday, Inc. - Class A	1,102,147	0.1
8,412 (1)	Zscaler, Inc.	1,187,354	0.1
		350,085,655	37.3
	Materials: 1.3%
7,837	Alcoa Corp.	408,621	0.1
22,445	DuPont de Nemours, Inc.	3,044,440	0.3
3,169	Ecolab, Inc.	882,915	0.1
66,736	Element Solutions, Inc.	3,186,644	0.3
46,356	Freeport-McMoRan, Inc.	2,915,329	0.3
1,310	NewMarket Corp.	1,036,525	0.1
6,133	Newmont Corp.	572,822	0.1
		12,047,296	1.3
	Real Estate: 2.0%
14,864	Brixmor Property Group, Inc.	468,662	0.1
33,452	COPT Defense Properties	1,217,318	0.1
13,012	Digital Realty Trust, Inc.	2,336,695	0.2
20,035	Host Hotels & Resorts, Inc.	475,030	0.1
7,236 (1)	Jones Lang LaSalle, Inc.	2,242,798	0.2
8,438	Lamar Advertising Co. - Class A	1,316,159	0.1
39,276	Prologis, Inc.	5,320,720	0.6
100,276	Sabra Health Care REIT, Inc.	1,956,385	0.2
17,304	Simon Property Group, Inc.	3,870,040	0.4
		19,203,807	2.0
	Utilities: 2.3%
3,510	American Electric Power Co., Inc.	480,203	0.0
16,224	Duke Energy Corp.	2,053,634	0.2
72,716	Edison International	5,413,706	0.6
34,529	Eversource Energy	2,495,411	0.3
64,361	NiSource, Inc.	3,060,366	0.3
283,417	PG&E Corp.	4,767,074	0.5
55,462	Portland General Electric Co.	2,874,595	0.3
18,188	UGI Corp.	628,214	0.1
		21,773,203	2.3

	Total Common Stock (Cost $613,292,370)	919,814,466	98.1

See Accompanying Notes to Financial Statements

21

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
16,993,000 (2)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $16,993,000)	$16,993,000	1.8
	Total Short-Term Investments (Cost $16,993,000)	$16,993,000	1.8
	Total Investments in Securities (Cost $630,285,370)	$936,807,466	99.9
	Assets in Excess of Other Liabilities	1,060,047	0.1
	Net Assets	$937,867,513	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

22

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$919,814,466	$—	$—	$919,814,466
Short-Term Investments	16,993,000	—	—	16,993,000
Total Investments, at fair value	$936,807,466	$—	$—	$936,807,466
Other Financial Instruments+
Futures	178,484	—	—	178,484
Total Assets	$936,985,950	$—	$—	$936,985,950

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	44	09/18/26	$16,606,150	$178,484
			$16,606,150	$178,484

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$178,484
Total Asset Derivatives		$178,484

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$746,806
Total	$746,806

See Accompanying Notes to Financial Statements

23

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$178,634
Total	$178,634

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $632,003,325.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$330,101,678
Gross Unrealized Depreciation	(25,119,053)
Net Unrealized Appreciation	$304,982,625

See Accompanying Notes to Financial Statements

24

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Communication Services: 1.2%
36,814 (1)	Liberty Global Ltd. - Class A	$418,575	0.0
65,415	New York Times Co. - Class A	4,577,742	0.5
22,794	News Corp. - Class A	565,975	0.1
50,631 (1)	NIQ Global Intelligence PLC	473,400	0.1
29,742 (1)	Roku, Inc.	4,108,560	0.5
		10,144,252	1.2

	Consumer Discretionary: 10.2%
13,573 (1)	Abercrombie & Fitch Co. - Class A	1,221,706	0.1
317,258	ADT, Inc.	2,062,177	0.2
6,388 (1)	Aptiv PLC	392,095	0.0
61,373	Bath & Body Works, Inc.	1,419,557	0.2
86,276	BorgWarner, Inc.	5,728,726	0.7
32,166	Brunswick Corp.	2,709,664	0.3
3,780 (1)	Burlington Stores, Inc.	1,197,504	0.1
10,481 (1)	CarMax, Inc.	554,340	0.1
42,651	Carnival Corp. Ltd.	1,218,539	0.1
17,630 (1)	Cava Group, Inc.	1,383,602	0.2
93,044 (1)	Chewy, Inc. - Class A	1,828,315	0.2
8,030	Churchill Downs, Inc.	719,809	0.1
15,438 (1)	Deckers Outdoor Corp.	1,532,839	0.2
1,117	Domino's Pizza, Inc.	330,677	0.0
45,666 (1)	DraftKings, Inc. - Class A	1,153,523	0.1
19,365 (1)	Dutch Bros, Inc. - Class A	1,390,601	0.2
6,821	Expedia Group, Inc.	1,745,357	0.2
23,111 (1)	Five Below, Inc.	4,155,127	0.5
91,591 (1)(2)	GameStop Corp. - Class A	2,022,329	0.2
142,342	Gap, Inc.	2,658,949	0.3
7,028	Garmin Ltd.	1,669,431	0.2
101,314	Gentex Corp.	2,560,205	0.3
2,123	Graham Holdings Co. - Class B	2,423,235	0.3
22,422 (1)	Grand Canyon Education, Inc.	3,208,812	0.4
23,026	H&R Block, Inc.	876,830	0.1
54,229 (1)	Hilton Grand Vacations, Inc.	2,839,973	0.3
26,334	Las Vegas Sands Corp.	1,216,367	0.1
25,777	Lear Corp.	3,455,665	0.4
13,828	Lithia Motors, Inc.	4,016,896	0.5
100,896	Macy's, Inc.	2,376,101	0.3
37,948 (1)	Mattel, Inc.	526,718	0.1
12,721 (1)	Mohawk Industries, Inc.	1,543,439	0.2
20,051 (1)	On Holding AG - Class A	710,206	0.1
7,629 (1)	Planet Fitness, Inc. - Class A	398,005	0.1
35,296	PVH Corp.	2,621,081	0.3
4,409	Ralph Lauren Corp.	1,769,817	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,298	Tempur Sealy International, Inc.	$415,363	0.1
23,978	Toll Brothers, Inc.	3,950,376	0.5
62,695	Travel + Leisure Co.	4,791,779	0.6
153,748	VF Corp.	2,564,517	0.3
23,161 (1)	Viking Holdings Ltd.	2,424,262	0.3
6,725	Visteon Corp.	667,187	0.1
7,225	Wingstop, Inc.	1,252,887	0.2
7,444	Wynn Resorts Ltd.	722,738	0.1
8,618 (1)	YETI Holdings, Inc.	427,108	0.1
		84,854,434	10.2
	Consumer Staples: 3.6%
6,657 (1)	Boston Beer Co., Inc. - Class A	1,178,489	0.1
40,876 (1)	Celsius Holdings, Inc.	1,196,849	0.1
19,665	Coca-Cola Consolidated, Inc.	3,754,442	0.5
49,644 (1)	Darling Ingredients, Inc.	2,711,555	0.3
8,630	Ingredion, Inc.	817,347	0.1
16,819	Lancaster Colony Corp.	1,920,057	0.2
81,425 (1)	Maplebear, Inc.	3,855,474	0.5
28,639 (1)	Performance Food Group Co.	3,201,554	0.4
15,201 (1)	Sprouts Farmers Market, Inc.	1,285,701	0.2
13,151	Tyson Foods, Inc. - Class A	752,895	0.1
89,041 (1)	US Foods Holding Corp.	9,104,442	1.1
		29,778,805	3.6
	Energy: 4.1%
129,454 (1)	Antero Resources Corp.	4,549,013	0.5
29,025	Chord Energy Corp.	3,317,557	0.4
47,109	Devon Energy Corp.	1,946,544	0.2
11,546	Halliburton Co.	391,987	0.0
56,003	HF Sinclair Corp.	3,900,609	0.5
71,340	NOV, Inc.	1,323,357	0.2
29,364	Ovintiv, Inc.	1,546,015	0.2
47,994	PBF Energy, Inc. - Class A	2,184,687	0.3
115,113	Permian Resources Corp. - Class A	2,119,230	0.3
2,575	Phillips 66	435,304	0.1
56,612	Range Resources Corp.	2,105,400	0.2
100,890	TechnipFMC PLC	6,689,007	0.8
54,549	Viper Energy, Inc. - Class A	2,312,878	0.3
12,238	Weatherford International PLC	997,397	0.1
		33,818,985	4.1
	Financials: 14.4%
6,495	Affiliated Managers Group, Inc.	2,197,908	0.3

See Accompanying Notes to Financial Statements

25

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,776	Allstate Corp.	$660,521	0.1
106,593	Ally Financial, Inc.	4,897,948	0.6
4,648	Ameriprise Financial, Inc.	2,132,316	0.3
18,324	Annaly Capital Management, Inc.	409,725	0.1
5,701	Assurant, Inc.	1,530,890	0.2
23,860	Axis Capital Holdings Ltd.	2,563,518	0.3
23,972 (1)	Block, Inc.	1,821,872	0.2
5,562	Cboe Global Markets, Inc.	1,349,731	0.2
35,450 (1)	Chime Financial, Inc. - Class A	726,016	0.1
8,003	Citizens Financial Group, Inc.	560,770	0.1
12,145	Commerce Bancshares, Inc.	701,374	0.1
41,058	East West Bancorp, Inc.	5,300,177	0.6
23,151	Equitable Holdings, Inc.	1,015,866	0.1
26,729 (1)	Euronet Worldwide, Inc.	1,956,296	0.2
14,175	Evercore, Inc. - Class A	4,839,912	0.6
190,740	F.N.B. Corp.	3,639,319	0.4
19,505	Federated Hermes, Inc.	1,077,066	0.1
51,611	First American Financial Corp.	3,539,999	0.4
47,471	Glacier Bancorp, Inc.	2,448,554	0.3
12,280	Globe Life, Inc.	2,194,190	0.3
68,275	Hancock Whitney Corp.	5,101,508	0.6
22,207	Hanover Insurance Group, Inc.	4,754,963	0.6
20,009	Hartford Financial Services Group, Inc.	2,651,593	0.3
55,281	Jefferies Financial Group, Inc.	2,762,944	0.3
125,639	KeyCorp	2,895,979	0.3
8,010	Lazard, Inc.	335,939	0.0
9,218	Morningstar, Inc.	1,438,192	0.2
10,561	Northern Trust Corp.	1,835,924	0.2
19,250	OneMain Holdings, Inc.	1,173,673	0.1
33,322	Pinnacle Financial Partners, Inc.	3,361,523	0.4
26,593	Popular, Inc.	4,366,039	0.5
10,385	Primerica, Inc.	2,951,417	0.4
50,822	Prosperity Bancshares, Inc.	3,711,531	0.4
5,809	Raymond James Financial, Inc.	883,142	0.1
7,569	RenaissanceRe Holdings Ltd.	2,398,616	0.3
83,743	Rithm Capital Corp.	786,347	0.1
120,648	SLM Corp.	3,129,609	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
21,395 (2)	Starwood Property Trust, Inc.	$350,450	0.0
35,104	Stifel Financial Corp.	2,449,206	0.3
39,658	Synchrony Financial	3,015,991	0.4
57,582 (1)	Toast, Inc. - Class A	1,601,931	0.2
15,929	Tradeweb Markets, Inc. - Class A	1,587,484	0.2
65,624	Unum Group	5,866,786	0.7
262,735	Valley National Bancorp	3,849,068	0.5
35,849	Webster Financial Corp.	2,739,581	0.3
34,274	Western Alliance Bancorp	2,817,323	0.3
89,512	Zions Bancorp NA	6,193,335	0.7
		120,574,062	14.4

	Health Care: 8.8%
13,880	Agilent Technologies, Inc.	1,843,680	0.2
4,234 (1)	Alnylam Pharmaceuticals, Inc.	1,274,561	0.1
19,432 (1)	Arrowhead Pharmaceuticals, Inc.	1,583,902	0.2
70,297 (1)	BioMarin Pharmaceutical, Inc.	4,022,394	0.5
4,996	Cardinal Health, Inc.	1,186,850	0.1
10,551 (1)	Centene Corp.	677,269	0.1
8,595 (1)	Dexcom, Inc.	578,873	0.1
101,192 (1)	Doximity, Inc. - Class A	2,098,722	0.2
51,387 (1)	Elanco Animal Health, Inc.	1,264,634	0.1
104,743 (1)	Exelixis, Inc.	5,699,067	0.7
32,203 (1)	Globus Medical, Inc. - Class A	2,544,359	0.3
3,152 (1)	Guardant Health, Inc.	472,895	0.1
7,063 (1)	Haemonetics Corp.	529,725	0.1
17,223 (1)	Halozyme Therapeutics, Inc.	1,348,044	0.2
19,506 (1)	HealthEquity, Inc.	1,761,782	0.2
16,816 (1)(2)	Hims & Hers Health, Inc.	583,011	0.1
1,814	Humana, Inc.	720,557	0.1
37,748 (1)	Illumina, Inc.	6,637,231	0.8
17,792 (1)	Incyte Corp.	2,016,901	0.2
4,725 (1)	Insulet Corp.	719,381	0.1
7,800 (1)	IQVIA Holdings, Inc.	1,507,116	0.2
25,960 (1)	Jazz Pharmaceuticals PLC	6,255,581	0.7
16,127 (1)	Lantheus Holdings, Inc.	1,789,129	0.2
36,975 (1)	LivaNova PLC	3,040,454	0.4
5,928 (1)	Medpace Holdings, Inc.	3,139,410	0.4
7,062 (1)	Natera, Inc.	1,916,980	0.2
37,702 (1)	Neurocrine Biosciences, Inc.	6,354,107	0.8
8,825 (1)(2)	Penumbra, Inc.	2,786,494	0.3
20,990 (1)	Tenet Healthcare Corp.	3,926,809	0.5

See Accompanying Notes to Financial Statements

26

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
6,775 (1)	United Therapeutics Corp.	$3,670,898	0.4
5,616 (1)	Veeva Systems, Inc. - Class A	996,672	0.1
61,240	Viatris, Inc.	972,491	0.1
		73,919,979	8.8

	Industrials: 25.6%
15,930	Acuity Brands, Inc.	6,000,194	0.7
36,854	AECOM	2,572,409	0.3
3,973	Allison Transmission Holdings, Inc.	447,916	0.1
87,939 (1)	API Group Corp.	3,724,217	0.4
12,184	Applied Industrial Technologies, Inc.	4,120,020	0.5
37,430 (1)	ATI, Inc.	7,377,453	0.9
2,566 (1)	Avis Budget Group, Inc.	379,332	0.0
3,441	BWX Technologies, Inc.	669,791	0.1
3,561 (1)	CACI International, Inc. - Class A	1,649,669	0.2
14,263	Carlisle Cos., Inc.	5,173,903	0.6
6,841	Carpenter Technology Corp.	4,219,802	0.5
1,267 (1)	Clean Harbors, Inc.	378,516	0.0
329,713	CNH Industrial NV	3,702,677	0.4
700	Comfort Systems USA, Inc.	1,387,365	0.2
86,653 (1)	Core & Main, Inc. - Class A	4,181,007	0.5
13,088	Curtiss-Wright Corp.	9,917,563	1.2
33,859	Delta Air Lines, Inc.	3,171,234	0.4
45,910	Donaldson Co., Inc.	4,121,341	0.5
2,862	EMCOR Group, Inc.	2,375,117	0.3
16,293	EnerSys	3,809,629	0.5
92,721 (1)	ExlService Holdings, Inc.	2,397,765	0.3
70,162	Flowserve Corp.	5,203,214	0.6
45,110 (1)	Fluor Corp.	2,363,313	0.3
56,174	Fortive Corp.	3,431,670	0.4
75,079 (1)	Gates Industrial Corp. PLC	2,099,960	0.2
55,732	Genpact Ltd.	1,532,630	0.2
61,397	Graco, Inc.	4,642,227	0.6
38,814	Hexcel Corp.	3,883,729	0.5
33,345	Ingersoll Rand, Inc.	2,733,957	0.3
19,729	ITT, Inc.	3,901,607	0.5
34,509 (1)	Kirby Corp.	4,692,189	0.6
16,026 (1)	Kratos Defense & Security Solutions, Inc.	799,056	0.1
13,335	Leidos Holdings, Inc.	1,373,105	0.2
84,913 (1)	Lyft, Inc. - Class A	1,240,579	0.1
4,512 (1)	MasTec, Inc.	1,877,263	0.2
5,280	Moog, Inc. - Class A	2,237,875	0.3
17,020	MSA Safety, Inc.	2,971,352	0.4
45,802 (1)	Nextracker, Inc. - Class A	5,456,850	0.7
3,054	Nordson Corp.	921,361	0.1
50,529	nVent Electric PLC	8,570,224	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
26,879	Oshkosh Corp.	$4,125,389	0.5
7,875	Owens Corning	1,251,810	0.1
40,878 (1)	Parsons Corp.	2,141,598	0.3
10,465 (1)	Paylocity Holding Corp.	1,093,906	0.1
6,496	RB Global, Inc.	756,459	0.1
1,687 (1)	RBC Bearings, Inc.	1,086,529	0.1
24,416	Regal Rexnord Corp.	5,815,647	0.7
24,076	Ryder System, Inc.	6,350,526	0.8
9,642 (1)	Saia, Inc.	4,060,825	0.5
12,492	Schneider National, Inc. - Class B	456,333	0.1
57,060	Sensata Technologies Holding PLC	2,724,044	0.3
18,594 (1)	SPX Technologies, Inc.	4,558,691	0.5
7,507 (1)	Sterling Infrastructure, Inc.	6,301,076	0.8
37,598	Terex Corp.	2,721,719	0.3
14,463	Tetra Tech, Inc.	417,836	0.0
4,328	Textron, Inc.	397,007	0.0
37,870	Timken Co.	5,503,268	0.7
33,119	TransUnion	2,389,205	0.3
15,360 (1)(2)	U-Haul Holding Co.	1,005,158	0.1
41,186	UL Solutions, Inc. - Class A	4,195,206	0.5
18,904 (1)	United Airlines Holdings, Inc.	2,570,755	0.3
10,951	Veralto Corp.	971,135	0.1
8,413 (1)	Vicor Corp.	3,195,089	0.4
17,042	Watts Water Technologies, Inc. - Class A	6,671,091	0.8
12,217	WESCO International, Inc.	4,220,118	0.5
12,341	Woodward, Inc.	5,250,355	0.6
9,089 (1)	XPO, Inc.	1,865,881	0.2
		213,805,737	25.6

	Information Technology: 14.6%
3,917	Advanced Energy Industries, Inc.	1,460,532	0.2
14,713	Amkor Technology, Inc.	1,268,702	0.2
19,664 (1)	Arrow Electronics, Inc.	4,196,494	0.5
2,964 (1)	Astera Labs, Inc.	1,431,671	0.2
59,213	Avnet, Inc.	5,259,299	0.6
58,376 (1)	BILL Holdings, Inc.	2,110,876	0.3
1,216 (1)	Ciena Corp.	596,521	0.1
29,805 (1)	Cirrus Logic, Inc.	4,426,937	0.5
2,667 (1)	Credo Technology Group Holding Ltd.	725,291	0.1
2,243 (1)	Datadog, Inc. - Class A	583,987	0.1
4,121 (1)	DigitalOcean Holdings, Inc.	647,121	0.1
81,030 (1)	DocuSign, Inc.	3,599,353	0.4
87,791 (1)	Dynatrace, Inc.	3,854,903	0.5
16,876 (1)	Elastic NV	962,269	0.1
32,231	Entegris, Inc.	5,797,068	0.7
7,531 (1)	EPAM Systems, Inc.	597,585	0.1
1,011 (1)	F5, Inc.	420,536	0.0
8,864 (1)	Fabrinet	4,982,277	0.6

See Accompanying Notes to Financial Statements

27

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
10,635 (1)	Flex Ltd.	$1,723,614	0.2
5,415 (1)	GoDaddy, Inc. - Class A	459,625	0.1
39,132	Hewlett Packard Enterprise Co.	1,765,245	0.2
5,254 (1)	HubSpot, Inc.	958,908	0.1
9,407 (1)	Keysight Technologies, Inc.	3,293,108	0.4
31,575 (1)	Klaviyo, Inc. - Class A	476,782	0.1
13,646 (1)	Lattice Semiconductor Corp.	2,087,292	0.2
13,954 (1)	MACOM Technology Solutions Holdings, Inc.	5,307,683	0.6
11,096 (1)	Manhattan Associates, Inc.	1,545,118	0.2
12,799	MKS Instruments, Inc.	5,692,995	0.7
18,739	NetApp, Inc.	2,900,048	0.3
99,210 (1)	Nutanix, Inc. - Class A	5,055,742	0.6
14,403 (1)	Okta, Inc.	1,965,289	0.2
15,232 (1)	Onto Innovation, Inc.	5,764,550	0.7
21,877	Pegasystems, Inc.	655,654	0.1
10,415 (1)	Procore Technologies, Inc.	423,057	0.0
101,368 (1)	Pure Storage, Inc. - Class A	7,986,785	1.0
11,837 (1)	Qualys, Inc.	1,627,469	0.2
34,904 (1)	Rambus, Inc.	4,633,157	0.6
30,315	RingCentral, Inc. - Class A	1,181,679	0.1
12,458 (1)	Samsara, Inc. - Class A	404,013	0.0
6,129 (1)	Sanmina Corp.	1,551,127	0.2
22,778 (1)	Semtech Corp.	3,686,619	0.4
24,829 (1)	SentinelOne, Inc. - Class A	421,348	0.0
3,715 (1)	SiTime Corp.	2,769,755	0.3
8,378	TD SYNNEX Corp.	2,239,775	0.3
13,350 (1)	TTM Technologies, Inc.	2,496,717	0.3
31,403 (1)	Twilio, Inc. - Class A	6,479,381	0.8
98,136 (1)	UiPath, Inc. - Class A	1,066,738	0.1
60,721 (1)	Viavi Solutions, Inc.	2,899,428	0.3
		122,440,123	14.6

	Materials: 5.1%
99,157	Alcoa Corp.	5,170,046	0.6
32,649	AptarGroup, Inc.	4,087,655	0.5
21,231	Ashland, Inc.	1,398,911	0.2
24,633	Avient Corp.	910,436	0.1
47,486 (1)	Axalta Coating Systems Ltd.	1,624,971	0.2
192,287	Coeur Mining, Inc.	3,138,124	0.4
28,852	Commercial Metals Co.	1,810,463	0.2
11,841	DuPont de Nemours, Inc.	1,606,113	0.2
52,603	Element Solutions, Inc.	2,511,793	0.3
140,177	Hecla Mining Co.	2,162,931	0.3
14,988 (1)(2)	MP Materials Corp.	839,478	0.1
3,601	NewMarket Corp.	2,849,255	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
9,944	Reliance Steel & Aluminum Co.	$3,715,078	0.4
15,672	Royal Gold, Inc.	3,128,288	0.4
41,534	RPM International, Inc.	4,616,504	0.5
10,413	Smurfit WestRock PLC	481,705	0.1
23,961	Solstice Advanced Materials, Inc.	2,122,945	0.3
		42,174,696	5.1

	Real Estate: 7.3%
77,988	American Healthcare REIT, Inc.	4,067,074	0.5
8,619	Boston Properties, Inc.	571,526	0.1
199,265	Brixmor Property Group, Inc.	6,282,825	0.8
15,721	CareTrust REIT, Inc.	634,342	0.1
137,915	COPT Defense Properties	5,018,727	0.6
137,092	Cousins Properties, Inc.	4,110,018	0.5
67,728	CubeSmart	2,693,543	0.3
8,482	Digital Realty Trust, Inc.	1,523,198	0.2
48,099	EPR Properties	2,790,223	0.3
78,336	First Industrial Realty Trust, Inc.	4,802,780	0.6
69,149	Host Hotels & Resorts, Inc.	1,639,523	0.2
19,323 (1)	Jones Lang LaSalle, Inc.	5,989,164	0.7
38,391	Lamar Advertising Co. - Class A	5,988,228	0.7
23,622	Millrose Properties, Inc.	709,841	0.1
79,274	National Retail Properties, Inc.	3,688,619	0.4
75,674	Park Hotels & Resorts, Inc.	1,078,355	0.1
5,384	Regency Centers Corp.	429,320	0.1
219,909	Sabra Health Care REIT, Inc.	4,290,425	0.5
10,608	Simon Property Group, Inc.	2,372,479	0.3
47,966	STAG Industrial, Inc.	1,825,586	0.2
5,335	WP Carey, Inc.	381,452	0.0
		60,887,248	7.3

	Utilities: 2.9%
22,433	Black Hills Corp.	1,669,015	0.2
30,935	Edison International	2,303,111	0.3
18,850	Eversource Energy	1,362,289	0.2
24,010	NiSource, Inc.	1,141,675	0.1
14,746	NorthWestern Corp.	1,056,109	0.1
13,085	ONE Gas, Inc.	1,008,461	0.1
110,427	PG&E Corp.	1,857,382	0.2
78,041	Portland General Electric Co.	4,044,865	0.5
17,077	Spire, Inc.	1,333,543	0.2
13,157 (1)	Talen Energy Corp.	5,055,709	0.6

See Accompanying Notes to Financial Statements

28

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
106,204	UGI Corp.	$3,668,286	0.4
		24,500,445	2.9

	Total Common Stock (Cost $674,930,432)	816,898,766	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Repurchase Agreements: 0.6%
1,109,274 (3)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,109,385, collateralized by various U.S. Government Securities, 4.125%, Market Value plus accrued interest $1,131,460, due 03/31/29)	1,109,274	0.1
1,240,955 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,241,079, collateralized by various U.S. Government Agency Obligations, 1.270%-7.000%, Market Value plus accrued interest $1,265,774, due 08/15/28-07/01/56)	1,240,955	0.2
1,174,603 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,174,720, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,198,095, due 12/17/26-05/15/51)	1,174,603	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,139,616 (3)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,139,730, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,162,557, due 05/01/31-05/01/56)	$1,139,616	0.1
452,782 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $452,829, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $460,775, due 01/15/28-02/15/56)	452,782	0.1
	Total Repurchase Agreements (Cost $5,117,230)	5,117,230	0.6

	Time Deposits: 0.1%
155,065 (3)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	155,065	0.0
155,065 (3)	DZ Bank AG, 3.610%, 07/01/2026	155,065	0.0
155,065 (3)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	155,065	0.0
155,065 (3)	Mizuho Bank Ltd., 3.620%, 07/01/2026	155,065	0.1
155,065 (3)	Royal Bank of Canada, 3.670%, 07/01/2026	155,065	0.0
155,065 (3)	Societe Generale S.A., 3.630%, 07/01/2026	155,065	0.0
155,065 (3)	Toronto-Dominion Bank, 3.630%, 07/01/2026	155,065	0.0
	Total Time Deposits (Cost $1,085,455)	1,085,455	0.1

See Accompanying Notes to Financial Statements

29

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
17,626,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $17,626,000)	$17,626,000	2.1

	Total Short-Term Investments (Cost $23,828,685)	$23,828,685	2.8

	Total Investments in Securities (Cost $698,759,117)	$840,727,451	100.6
	Liabilities in Excess of Other Assets	(4,613,904)	(0.6)
	Net Assets	$836,113,547	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

30

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$816,898,766	$—	$—	$816,898,766
Short-Term Investments	17,626,000	6,202,685	—	23,828,685
Total Investments, at fair value	$834,524,766	$6,202,685	$—	$840,727,451
Other Financial Instruments+
Futures	362,740	—	—	362,740
Total Assets	$834,887,506	$6,202,685	$—	$841,090,191

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	46	09/18/26	$17,871,000	$362,740
			$17,871,000	$362,740

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$362,740
Total Asset Derivatives		$362,740

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$958,281
Total	$958,281

See Accompanying Notes to Financial Statements

31

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$513,900
Total	$513,900

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $700,899,538.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$181,715,502
Gross Unrealized Depreciation	(41,524,849)
Net Unrealized Appreciation	$140,190,653

See Accompanying Notes to Financial Statements

32

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Communication Services: 3.2%
36,078 (1)	Angi, Inc.	$214,664	0.0
15,390	ATN International, Inc.	407,681	0.1
12,865 (1)	Bandwidth, Inc. - Class A	814,355	0.2
5,322 (1)	Cable One, Inc.	282,651	0.1
35,834 (1)(2)	Cars.com, Inc.	392,024	0.1
22,606 (1)	EverQuote, Inc. - Class A	537,797	0.1
23,893	Iridium Communications, Inc.	1,310,531	0.3
199,285 (1)	Lumen Technologies, Inc.	1,530,509	0.4
588 (1)	Madison Square Garden Sports Corp.	236,282	0.1
13,182	Match Group, Inc.	501,575	0.1
25,407 (1)	MNTN, Inc. - Class A	233,744	0.0
61,779	National CineMedia, Inc.	234,760	0.1
9,952	New York Times Co. - Class A	696,441	0.2
57,855 (1)	QuinStreet, Inc.	847,576	0.2
5,516 (1)	Sphere Entertainment Co.	954,434	0.2
163,029 (1)	Taboola.com Ltd.	815,145	0.2
5,207	Telephone and Data Systems, Inc.	192,711	0.0
71,337 (1)	TripAdvisor, Inc.	978,030	0.2
32,339	Versant Media Group, Inc.	1,164,527	0.3
48,505 (1)	Yelp, Inc.	1,189,343	0.3
		13,534,780	3.2

	Consumer Discretionary: 13.0%
12,973	Academy Sports & Outdoors, Inc.	611,417	0.1
300,748	ADT, Inc.	1,954,862	0.5
8,099 (1)	Adtalem Global Education, Inc.	1,009,621	0.2
32,913 (1)	American Axle & Manufacturing Holdings, Inc.	178,388	0.0
19,668	American Eagle Outfitters, Inc.	338,290	0.1
1,064 (1)	Asbury Automotive Group, Inc.	213,949	0.1
5,262 (1)	Boot Barn Holdings, Inc.	864,389	0.2
11,717	BorgWarner, Inc.	778,009	0.2
6,053 (1)	Brinker International, Inc.	1,016,904	0.2
46,674 (1)	Caesars Entertainment, Inc.	1,408,621	0.3
46,146 (1)	CarMax, Inc.	2,440,662	0.6
1,484 (1)	Cavco Industries, Inc.	911,740	0.2
6,245	Cheesecake Factory, Inc.	496,727	0.1
88,759 (2)	Cricut, Inc. - Class A	389,652	0.1
16,597	Dana, Inc.	451,604	0.1
8,035 (1)	Etsy, Inc.	605,277	0.1
3,143 (1)	Five Below, Inc.	565,080	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
29,608 (1)	Frontdoor, Inc.	$2,297,285	0.5
33,491	Gap, Inc.	625,612	0.1
30,853 (1)	Gentherm, Inc.	1,052,396	0.3
9,805 (1)	GigaCloud Technology, Inc. - Class A	309,838	0.1
40,162	G-III Apparel Group Ltd.	1,353,861	0.3
2,085 (1)	Grand Canyon Education, Inc.	298,384	0.1
10,717 (1)	Hilton Grand Vacations, Inc.	561,249	0.1
2,624	Installed Building Products, Inc.	603,100	0.1
16,004	Kontoor Brands, Inc.	1,333,773	0.3
31,359	Leggett & Platt, Inc.	367,214	0.1
22,265 (1)	Life Time Group Holdings, Inc.	909,303	0.2
27,197 (1)	Lindblad Expeditions Holdings, Inc.	768,043	0.2
2,027	Lithia Motors, Inc.	588,823	0.1
30,347	LKQ Corp.	799,037	0.2
17,020 (1)	M/I Homes, Inc.	2,736,646	0.6
18,532 (1)	Mohawk Industries, Inc.	2,248,488	0.5
14,643	Monarch Casino & Resort, Inc.	1,927,165	0.5
25,909 (1)	Motorcar Parts of America, Inc.	396,926	0.1
32,005	OneSpaWorld Holdings Ltd.	903,821	0.2
226,034 (1)(2)	Peloton Interactive, Inc. - Class A	1,335,861	0.3
40,062	Perdoceo Education Corp.	1,281,984	0.3
18,110	Phinia, Inc.	1,491,721	0.4
1,037	Pool Corp.	222,851	0.1
4,875	PVH Corp.	362,018	0.1
1,076	Ralph Lauren Corp.	431,917	0.1
16,700 (1)	RealReal, Inc.	196,893	0.0
11,067	Rent-A-Center, Inc.	234,842	0.1
40,590 (1)	Rush Street Interactive, Inc.	1,207,147	0.3
97,721 (1)	Sabre Corp.	204,237	0.1
51,510 (1)	Sally Beauty Holdings, Inc.	728,351	0.2
17,578 (1)	Shake Shack, Inc. - Class A	984,720	0.2
18,026	Signet Jewelers Ltd.	1,553,841	0.4
2,474 (1)	Skyline Champion Corp.	218,009	0.1
12,325	Smith & Wesson Brands, Inc.	185,368	0.0
3,875	Sonic Automotive, Inc. - Class A	328,561	0.1
89,854 (1)	Sonos, Inc.	1,215,725	0.3
9,062	Standard Motor Products, Inc.	353,146	0.1
48,245 (1)	Stitch Fix, Inc. - Class A	198,287	0.0

See Accompanying Notes to Financial Statements

33

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
9,214	Strategic Education, Inc.	$705,977	0.2
4,544 (1)	Strattec Security Corp.	370,109	0.1
8,254 (1)	Stride, Inc.	711,825	0.2
34,873 (1)	Topgolf Callaway Brands Corp.	655,264	0.2
6,600	Travel + Leisure Co.	504,438	0.1
30,811 (1)	Urban Outfitters, Inc.	2,183,267	0.5
8,144 (1)	Victoria's Secret & Co.	679,861	0.2
15,032 (1)	Warby Parker, Inc. - Class A	456,071	0.1
6,246	Weyco Group, Inc.	245,655	0.1
49,280	Wolverine World Wide, Inc.	814,598	0.2
8,899 (1)	XPEL, Inc.	441,390	0.1
		54,820,090	13.0

	Consumer Staples: 3.0%
19,236	Andersons, Inc.	1,315,742	0.3
22,948 (1)	BellRing Brands, Inc.	296,947	0.1
6,993	Cal-Maine Foods, Inc.	563,356	0.1
18,192 (1)	Central Garden & Pet Co.	806,633	0.2
13,475 (1)	Chefs' Warehouse, Inc.	1,294,948	0.3
44,793	Energizer Holdings, Inc.	960,362	0.2
27,488	Fresh Del Monte Produce, Inc.	767,190	0.2
37,098 (1)	Herbalife Ltd.	487,839	0.1
4,321	Lamb Weston Holdings, Inc.	186,581	0.0
4,870 (1)	Maplebear, Inc.	230,595	0.0
13,739 (1)	Nature's Sunshine Products, Inc.	299,510	0.1
2,136	PriceSmart, Inc.	417,246	0.1
58,657 (1)	Simply Good Foods Co.	778,965	0.2
27,490 (1)	United Natural Foods, Inc.	1,255,468	0.3
7,583 (1)	US Foods Holding Corp.	775,362	0.2
18,184 (1)	Vita Coco Co., Inc.	1,202,690	0.3
4,564	WD-40 Co.	1,111,973	0.3
		12,751,407	3.0

	Energy: 4.8%
8,927 (1)	Antero Resources Corp.	313,695	0.1
5,622	Archrock, Inc.	228,872	0.1
22,887	Bristow Group, Inc.	945,691	0.2
7,025	Cactus, Inc. - Class A	359,891	0.1
36,746	California Resources Corp.	1,942,761	0.5
6,064	Core Natural Resources, Inc.	485,241	0.1
108,974 (2)	Crescent Energy Co. - Class A	1,070,125	0.3
10,849	Dorian LPG Ltd.	377,328	0.1
12,412 (1)	Expro Group Holdings NV	183,325	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
19,595 (1)	Forum Energy Technologies, Inc.	$984,257	0.2
188,420 (1)	Helix Energy Solutions Group, Inc.	1,646,791	0.4
10,913	International Seaways, Inc.	835,827	0.2
2,787	Kodiak Gas Services, Inc.	209,387	0.0
22,744	Liberty Energy, Inc.	595,665	0.1
7,474	Magnolia Oil & Gas Corp. - Class A	191,185	0.0
4,078	Noble Corp. PLC	152,109	0.0
14,018	Northern Oil and Gas, Inc.	254,427	0.1
36,513 (1)	Oceaneering International, Inc.	1,479,507	0.3
37,160 (1)	Oil States International, Inc.	297,652	0.1
15,871 (1)	Par Pacific Holdings, Inc.	890,046	0.2
196,234	Patterson-UTI Energy, Inc.	1,801,428	0.4
7,071	PBF Energy, Inc. - Class A	321,872	0.1
18,431	Peabody Energy Corp.	426,125	0.1
11,444	Riley Exploration Permian, Inc.	377,194	0.1
2,571	Scorpio Tankers, Inc.	178,067	0.0
63,655	SM Energy Co.	1,661,395	0.4
3,230 (1)	Tidewater, Inc.	215,215	0.1
103,004	W&T Offshore, Inc.	324,462	0.1
51,560	World Fuel Services Corp.	1,698,386	0.4
		20,447,926	4.8

	Financials: 17.9%
90,529	AG Mortgage Investment Trust, Inc.	716,990	0.2
4,618	Ally Financial, Inc.	212,197	0.0
27,443 (2)	Angel Oak Mortgage REIT, Inc.	249,182	0.1
37,535	Artisan Partners Asset Management, Inc. - Class A	1,296,084	0.3
3,508	Axis Capital Holdings Ltd.	376,900	0.1
64,396	Banc of California, Inc.	1,315,610	0.3
17,413	Bank of Hawaii Corp.	1,418,985	0.3
19,354	BankUnited, Inc.	937,701	0.2
28,536	Banner Corp.	1,895,932	0.4
220,174	BGC Group, Inc. - Class A	2,353,660	0.6
97,722	Blackstone Mortgage Trust, Inc. - Class A	1,656,388	0.4
12,724	Bread Financial Holdings, Inc.	1,378,645	0.3
12,757	Brightsphere Investment Group, Inc.	912,381	0.2
32,649	Capitol Federal Financial, Inc.	277,843	0.1

See Accompanying Notes to Financial Statements

34

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
41,582	Central Pacific Financial Corp.	$1,588,432	0.4
12,783	Chimera Investment Corp.	170,525	0.0
21,738 (1)	Customers Bancorp, Inc.	1,719,476	0.4
17,149	Eagle Bancorp, Inc.	486,860	0.1
14,859 (1)	Encore Capital Group, Inc.	1,386,196	0.3
13,343 (1)	Enova International, Inc.	3,212,060	0.8
55,027 (1)	EZCORP, Inc. - Class A	1,902,283	0.4
91,815	First BanCorp/Puerto Rico	2,393,617	0.6
8,676	First Financial Corp.	671,869	0.2
29,096	First Hawaiian, Inc.	852,513	0.2
61,579 (2)	Franklin BSP Realty Trust, Inc.	501,253	0.1
71,261	Fulton Financial Corp.	1,723,804	0.4
22,679 (1)	Genworth Financial, Inc. - Class A	214,770	0.0
3,623	Globe Life, Inc.	647,358	0.2
48,141	Hanmi Financial Corp.	1,559,768	0.4
24,511	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	957,155	0.2
1,211	HCI Group, Inc.	212,228	0.0
48,012	Heritage Financial Corp.	1,422,115	0.3
10,582 (1)	Heritage Insurance Holdings, Inc.	275,979	0.1
14,769 (1)	Hippo Holdings, Inc.	417,372	0.1
4,280	Home Bancorp, Inc.	293,266	0.1
122,652	Hope Bancorp, Inc.	1,677,879	0.4
30,714	Horace Mann Educators Corp.	1,586,378	0.4
7,320	Investar Holding Corp.	219,307	0.0
3,332	Jackson Financial, Inc. - Class A	341,164	0.1
12,018	Kingstone Cos., Inc.	228,703	0.1
30,820 (1)	LendingClub Corp.	639,207	0.1
5,171	Lincoln National Corp.	182,795	0.0
5,111	MarketAxess Holdings, Inc.	580,047	0.1
13,564	Mercury General Corp.	1,446,194	0.3
30,096	MFA Financial, Inc.	291,630	0.1
30,762	Moelis & Co. - Class A	2,012,450	0.5
86,388	Navient Corp.	735,162	0.2
70,273	New York Mortgage Trust, Inc.	659,161	0.2
47,112 (1)	NMI Holdings, Inc. - Class A	1,935,832	0.5
41,576	OFG Bancorp	2,040,134	0.5
65,362 (1)	Oportun Financial Corp.	373,217	0.1
6,479	Pathward Financial, Inc.	564,062	0.1
65,009 (1)	Payoneer Global, Inc.	462,864	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
30,499 (1)	Paysign, Inc.	$249,787	0.1
33,074	Piper Sandler Cos.	2,392,573	0.6
4,424	Popular, Inc.	726,332	0.2
8,235	PROG Holdings, Inc.	383,833	0.1
6,942	Red River Bancshares, Inc.	633,666	0.1
54,260	Redwood Trust, Inc.	257,192	0.1
13,833	Regional Management Corp.	569,920	0.1
22,121 (1)	Remitly Global, Inc.	495,732	0.1
6,584	Renasant Corp.	280,083	0.1
63,756 (1)	Repay Holdings Corp.	267,775	0.1
21,289	Rithm Capital Corp.	199,904	0.0
12,878	Seacoast Banking Corp. of Florida	428,194	0.1
10,466	Sierra Bancorp	426,594	0.1
57,711 (1)	SiriusPoint Ltd.	1,385,064	0.3
12,213	South Plains Financial, Inc.	526,197	0.1
16,761 (1)	StoneX Group, Inc.	1,986,179	0.5
40,966	TPG RE Finance Trust, Inc.	342,885	0.1
12,688	TrustCo Bank Corp. NY	696,698	0.2
34,835	Trustmark Corp.	1,602,758	0.4
49,107	United Community Banks, Inc.	1,723,165	0.4
28,750	United Fire Group, Inc.	1,507,650	0.4
21,487	Universal Insurance Holdings, Inc.	888,702	0.2
4,709	Unum Group	420,985	0.1
18,126	Virtu Financial, Inc. - Class A	1,079,766	0.3
4,498	Virtus Investment Partners, Inc.	645,463	0.1
31,551	Westamerica BanCorp	1,851,097	0.4
		75,551,777	17.9

	Health Care: 11.9%
57,625 (1)	ACADIA Pharmaceuticals, Inc.	1,457,913	0.3
18,655 (1)	Adaptive Biotechnologies Corp.	400,150	0.1
12,636 (1)	Addus HomeCare Corp.	1,269,539	0.3
28,841 (1)	ADMA Biologics, Inc.	241,399	0.1
58,256 (1)	Alignment Healthcare, Inc.	1,387,075	0.3
29,367 (1)	Alkermes PLC	1,538,684	0.4
50,186 (1)	Alphatec Holdings, Inc.	434,109	0.1
3,647 (1)	ANI Pharmaceuticals, Inc.	301,899	0.1
42,609 (1)	Ardent Health Partners, Inc.	419,273	0.1
26,195 (1)	Arvinas, Inc.	217,680	0.0
18,632 (1)	AtriCure, Inc.	521,323	0.1
14,756 (1)	Aurinia Pharmaceuticals, Inc.	250,409	0.1
25,627 (1)	Aveanna Healthcare Holdings, Inc.	219,623	0.1

See Accompanying Notes to Financial Statements

35

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,727 (1)	Axogen, Inc.	$218,340	0.0
8,636 (1)	Azenta, Inc.	220,391	0.1
38,513 (1)(2)	Bioventus, Inc. - Class A	363,563	0.1
35,807 (1)	BrightSpring Health Services, Inc.	2,497,180	0.6
26,735 (1)	Catalyst Pharmaceuticals, Inc.	840,281	0.2
25,978	CONMED Corp.	850,260	0.2
17,334 (1)	Corcept Therapeutics, Inc.	1,507,191	0.4
49,710 (1)	Cytek Biosciences, Inc.	220,215	0.1
15,077 (1)	Doximity, Inc. - Class A	312,697	0.1
15,661 (1)	Electromed, Inc.	662,460	0.2
35,204 (1)	Enovis Corp.	728,723	0.2
11,512 (1)	Exelixis, Inc.	626,368	0.1
3,993 (1)	GeneDx Holdings Corp.	274,119	0.1
5,957 (1)	Glaukos Corp.	832,550	0.2
40,828 (1)	Harmony Biosciences Holdings, Inc.	1,486,547	0.4
13,210	HealthStream, Inc.	359,973	0.1
13,221 (1)	Inspire Medical Systems, Inc.	589,789	0.1
6,207 (1)	Integer Holdings Corp.	580,044	0.1
8,817	iRadimed Corp.	842,553	0.2
63,395 (1)	Ironwood Pharmaceuticals, Inc.	266,893	0.1
4,025 (1)	Jazz Pharmaceuticals PLC	969,904	0.2
3,153 (1)	Krystal Biotech, Inc.	1,171,876	0.3
15,472	LeMaitre Vascular, Inc.	1,484,693	0.3
41,148 (1)	LifeStance Health Group, Inc.	440,695	0.1
5,095 (1)	Liquidia Corp.	406,224	0.1
5,694 (1)	LivaNova PLC	468,218	0.1
69 (1)	LivaNova PLC	5,674	0.0
15,610 (1)	Merit Medical Systems, Inc.	1,082,397	0.3
7,427 (1)	Molina Healthcare, Inc.	1,698,555	0.4
129,118 (1)	Myriad Genetics, Inc.	737,264	0.2
8,441	National HealthCare Corp.	1,784,090	0.4
40,773 (1)	NeoGenomics, Inc.	594,878	0.1
5,147 (1)	Omnicell, Inc.	213,703	0.0
59,994	Organon & Co.	812,319	0.2
30,187 (1)(2)	Pacira BioSciences, Inc.	765,844	0.2
24,387 (1)	Pediatrix Medical Group, Inc.	617,723	0.1
7,442	Phibro Animal Health Corp. - Class A	233,679	0.1
50,642 (1)	Phreesia, Inc.	521,106	0.1
31,158 (1)	Privia Health Group, Inc.	801,695	0.2
8,582 (1)	PROCEPT BioRobotics Corp.	193,782	0.0
49,943 (1)	Progyny, Inc.	1,439,857	0.3
12,795 (1)	Protagonist Therapeutics, Inc.	1,568,411	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
24,074 (1)	PTC Therapeutics, Inc.	$1,963,716	0.5
44,945 (1)	Sarepta Therapeutics, Inc.	807,662	0.2
23,866 (1)	SI-BONE, Inc.	389,493	0.1
22,651 (1)	Supernus Pharmaceuticals, Inc.	1,053,498	0.2
28,896 (1)	Tactile Systems Technology, Inc.	860,523	0.2
21,251 (1)	TG Therapeutics, Inc.	1,167,530	0.3
6,886 (1)	TransMedics Group, Inc.	457,368	0.1
885 (1)	UFP Technologies, Inc.	234,640	0.1
24,699 (1)	Veracyte, Inc.	1,450,572	0.3
11,534 (1)	Vericel Corp.	513,148	0.1
12,137	Viatris, Inc.	192,736	0.0
46,488 (1)	Voyager Therapeutics, Inc.	162,708	0.0
		50,205,394	11.9

	Industrials: 17.0%
1,847	Acuity Brands, Inc.	695,691	0.2
33,056 (1)	ACV Auctions, Inc. - Class A	237,673	0.1
14,809	Albany International Corp. - Class A	1,103,270	0.3
7,250 (1)	Allegiant Travel Co.	852,600	0.2
7,858	Allient, Inc.	808,824	0.2
51,892 (1)	Alta Equipment Group, Inc.	335,741	0.1
6,793 (1)	American Superconductor Corp.	281,977	0.1
18,608	Apogee Enterprises, Inc.	851,130	0.2
2,389	ArcBest Corp.	342,917	0.1
6,647	Arcosa, Inc.	965,743	0.2
2,417	Argan, Inc.	1,930,095	0.5
3,699	Armstrong World Industries, Inc.	593,394	0.1
7,861	Astec Industries, Inc.	481,015	0.1
4,019 (1)	Blue Bird Corp.	317,340	0.1
6,838 (1)	Bowman Consulting Group Ltd.	199,670	0.0
19,935	Brady Corp. - Class A	1,825,448	0.4
14,456	Cadre Holdings, Inc.	412,140	0.1
2,412 (1)	Casella Waste Systems, Inc. - Class A	233,892	0.1
7,235 (1)	Cimpress PLC	735,799	0.2
106,149 (1)(2)	Clarivate PLC	229,282	0.0
14,630	Concentrix Corp.	327,785	0.1
29,084 (1)	CoreCivic, Inc.	883,572	0.2
6,776	CSW Industrials, Inc.	1,885,761	0.4
65,617	Deluxe Corp.	1,566,934	0.4
2,864 (1)	DXP Enterprises, Inc.	483,271	0.1
37,835 (1)	Energy Recovery, Inc.	341,272	0.1
33,771	Enerpac Tool Group Corp.	1,211,028	0.3
8,502	EnPro Industries, Inc.	3,204,659	0.8
8,797	ESCO Technologies, Inc.	3,079,302	0.7

See Accompanying Notes to Financial Statements

36

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,506 (1)	Everus Construction Group, Inc.	$249,921	0.1
5,802	Federal Signal Corp.	745,499	0.2
10,088	Flowserve Corp.	748,126	0.2
24,873	Franklin Electric Co., Inc.	2,666,137	0.6
83,677 (1)	Gates Industrial Corp. PLC	2,340,446	0.5
21,755	Granite Construction, Inc.	3,439,030	0.8
21,234 (1)	Healthcare Services Group, Inc.	521,507	0.1
7,518 (1)	IBEX Holdings Ltd.	228,322	0.0
46,056	Interface, Inc.	1,650,647	0.4
6,384	John Bean Technologies Corp.	925,680	0.2
4,465	Kadant, Inc.	1,403,037	0.3
42,292	Kennametal, Inc.	1,482,335	0.3
7,430 (1)	Kirby Corp.	1,010,257	0.2
134,674 (1)	Legalzoom.com, Inc.	825,552	0.2
8,825 (1)	Liquidity Services, Inc.	345,234	0.1
134,804 (1)	Lyft, Inc. - Class A	1,969,486	0.5
19,345	ManpowerGroup, Inc.	653,281	0.2
34,052 (1)	Matrix Service Co.	466,512	0.1
19,584 (1)	Mercury Systems, Inc.	2,395,711	0.6
180,465 (1)	Microvast Holdings, Inc.	211,144	0.0
21,232 (1)	Mistras Group, Inc.	370,923	0.1
36,911	Mueller Water Products, Inc. - Class A	953,411	0.2
4,338 (1)	MYR Group, Inc.	2,170,735	0.5
2,888 (1)	Nextracker, Inc. - Class A	344,076	0.1
14,789 (1)	NOW, Inc.	191,813	0.0
6,542	Paycom Software, Inc.	822,199	0.2
6,975	Powell Industries, Inc.	1,997,361	0.5
10,557	Primoris Services Corp.	1,046,410	0.2
26,095 (1)	Proto Labs, Inc.	2,127,003	0.5
2,344	Regal Rexnord Corp.	558,317	0.1
707 (1)	Saia, Inc.	297,760	0.1
30,316	Schneider National, Inc. - Class B	1,107,443	0.3
20,524 (1)	SkyWest, Inc.	2,038,649	0.5
16,934 (1)	Sunrun, Inc.	226,577	0.0
16,180	Tennant Co.	1,416,397	0.3
3,481	UL Solutions, Inc. - Class A	354,575	0.1
3,359	UniFirst Corp.	888,321	0.2
84,130 (1)	Upwork, Inc.	703,327	0.2
1,229 (1)	Vicor Corp.	466,750	0.1
3,794 (1)	Willdan Group, Inc.	300,105	0.1
15,806	WillScot Mobile Mini Holdings Corp.	456,161	0.1
49,798	Zurn Elkay Water Solutions Corp.	2,516,293	0.6
		72,049,695	17.0

	Information Technology: 14.8%
28,767	A10 Networks, Inc.	1,074,735	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
13,894 (1)	ACI Worldwide, Inc.	$698,729	0.2
20,535 (1)	ACM Research, Inc. - Class A	2,605,686	0.6
43,953 (1)(2)	ADTRAN Holdings, Inc.	610,947	0.1
4,334 (1)	Agilysys, Inc.	452,903	0.1
25,366 (1)	Alarm.com Holdings, Inc.	1,185,100	0.3
12,119 (1)	Appian Corp. - Class A	277,525	0.1
72,478 (1)	Arlo Technologies, Inc.	977,003	0.2
23,467 (1)	AvePoint, Inc.	263,065	0.1
11,083	Avnet, Inc.	984,392	0.2
5,878 (1)	Axcelis Technologies, Inc.	1,113,587	0.3
24,094	Benchmark Electronics, Inc.	2,377,355	0.6
77,089 (1)	BigCommerce Holdings, Inc.	228,183	0.1
7,915 (1)	BILL Holdings, Inc.	286,206	0.1
28,823 (1)	Calix, Inc.	1,075,674	0.3
17,102 (1)	CEVA, Inc.	806,530	0.2
59,917 (1)(2)	Cleanspark, Inc.	871,792	0.2
32,388	Clear Secure, Inc. - Class A	1,804,983	0.4
31,065 (1)	Cohu, Inc.	2,296,014	0.5
3,560 (1)	Digi International, Inc.	266,822	0.1
9,092 (1)	Diodes, Inc.	995,029	0.2
4,002 (1)	DocuSign, Inc.	177,769	0.0
79,830 (1)	DoubleVerify Holdings, Inc.	865,357	0.2
123,577 (1)	DXC Technology Co.	1,093,656	0.3
3,280 (1)	Elastic NV	187,026	0.0
18,325 (1)	Enphase Energy, Inc.	902,323	0.2
14,038 (1)	EPAM Systems, Inc.	1,113,915	0.3
20,942	ePlus, Inc.	1,743,003	0.4
16,008 (1)	Extreme Networks, Inc.	518,179	0.1
17,226 (1)	FormFactor, Inc.	2,754,954	0.7
53,144 (1)	Freshworks, Inc. - Class A	537,817	0.1
55,815 (1)	Grid Dynamics Holdings, Inc.	317,029	0.1
30,932 (1)	Harmonic, Inc.	505,120	0.1
997 (1)	HubSpot, Inc.	181,962	0.0
3,526 (1)	Impinj, Inc.	505,029	0.1
13,914 (1)	Itron, Inc.	1,203,978	0.3
2,691	Kulicke & Soffa Industries, Inc.	359,948	0.1
14,468 (1)	LiveRamp Holdings, Inc.	544,576	0.1
89,146 (1)	Marathon Digital Holdings, Inc.	1,238,238	0.3
10,550 (1)	MaxLinear, Inc.	1,350,717	0.3
33,115 (1)	Mirion Technologies, Inc.	593,752	0.1
17,314 (1)	NCR Atleos Corp.	751,601	0.2
18,214 (1)	NetScout Systems, Inc.	793,220	0.2
44,354 (1)	Ooma, Inc.	852,484	0.2
6,462 (1)	OSI Systems, Inc.	1,413,239	0.3

See Accompanying Notes to Financial Statements

37

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
27,479 (1)(2)	Pagaya Technologies Ltd. - Class A	$501,492	0.1
15,008	PC Connection, Inc.	1,095,434	0.3
20,141 (1)	PDF Solutions, Inc.	1,425,781	0.3
5,726 (1)	Penguin Solutions, Inc.	435,233	0.1
25,694 (1)	Photronics, Inc.	835,826	0.2
871 (1)	Plexus Corp.	261,884	0.1
22,947 (1)	Q2 Holdings, Inc.	1,103,751	0.3
18,354 (1)	Qorvo, Inc.	1,711,878	0.4
3,772	Ralliant Corp.	277,732	0.1
4,337 (1)	Rambus, Inc.	575,693	0.1
192,304 (1)	Ribbon Communications, Inc.	449,991	0.1
32,062	RingCentral, Inc. - Class A	1,249,777	0.3
209 (1)	Sandisk Corp.	475,210	0.1
31,678 (1)	ScanSource, Inc.	1,650,107	0.4
2,928 (1)	Semtech Corp.	473,897	0.1
8,518 (1)	SolarEdge Technologies, Inc.	497,792	0.1
81,624 (1)	Sprinklr, Inc. - Class A	421,180	0.1
7,268 (1)	Ultra Clean Holdings, Inc.	1,036,344	0.2
13,969 (1)	Veeco Instruments, Inc.	1,058,850	0.3
32,523 (1)	Viasat, Inc.	2,920,891	0.7
8,190 (1)	Viavi Solutions, Inc.	391,073	0.1
32,211	Vishay Intertechnology, Inc.	1,732,308	0.4
		62,339,276	14.8

	Materials: 4.9%
2,593 (1)	Alpha Metallurgical Resources, Inc.	427,689	0.1
1,051	Balchem Corp.	177,566	0.0
9,236	Celanese Corp.	424,856	0.1
13,156 (1)	Century Aluminum Co.	605,308	0.1
29,685	Chemours Co.	609,136	0.1
7,072	Eastman Chemical Co.	473,683	0.1
85,968	Element Solutions, Inc.	4,104,972	1.0
16,697	HB Fuller Co.	973,268	0.2
21,158	Innospec, Inc.	1,722,050	0.4
6,294	Kaiser Aluminum Corp.	1,231,295	0.3
27,149	Koppers Holdings, Inc.	1,218,990	0.3
25,871 (1)	Magnera Corp.	303,984	0.1
3,776	Materion Corp.	1,122,945	0.3
25,729	Mativ Holdings, Inc.	194,769	0.1
24,548	Minerals Technologies, Inc.	1,815,816	0.4
12,580	Myers Industries, Inc.	444,200	0.1
99,227 (1)	O-I Glass, Inc.	955,556	0.2
8,977	Quaker Chemical Corp.	1,426,176	0.3
78,289	SunCoke Energy, Inc.	630,226	0.2
38,161 (1)	TimkenSteel Corp.	713,229	0.2
6,648	TriMas Corp.	299,359	0.1
11,308	Warrior Met Coal, Inc.	917,757	0.2
		20,792,830	4.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 6.0%
30,831	Brixmor Property Group, Inc.	$972,102	0.2
4,944	CareTrust REIT, Inc.	199,491	0.0
16,145	CBL & Associates Properties, Inc.	857,138	0.2
100,059	Chatham Lodging Trust	1,323,781	0.3
26,814	COPT Defense Properties	975,762	0.2
13,544	Cousins Properties, Inc.	406,049	0.1
29,681	CTO Realty Growth, Inc.	638,438	0.2
136,839 (1)	Cushman & Wakefield Ltd.	1,832,274	0.4
148,233	DiamondRock Hospitality Co.	1,805,478	0.4
8,280	Easterly Government Properties, Inc.	206,420	0.0
6,284	Essential Properties Realty Trust, Inc.	187,577	0.0
41,028	eXp World Holdings, Inc.	221,962	0.1
12,989	Host Hotels & Resorts, Inc.	307,969	0.1
41,798	Industrial Logistics Properties Trust	370,748	0.1
2,156 (1)	Jones Lang LaSalle, Inc.	668,252	0.2
2,873	Lamar Advertising Co. - Class A	448,131	0.1
8,956	LTC Properties, Inc.	344,358	0.1
8,775	Macerich Co.	221,042	0.1
63,743	Millrose Properties, Inc.	1,915,477	0.5
33,872	Newmark Group, Inc. - Class A	511,806	0.1
70,755	Outfront Media, Inc.	2,317,934	0.5
12,455	Phillips Edison & Co., Inc.	518,377	0.1
117,194 (1)(2)	Real Brokerage, Inc.	213,293	0.0
19,198	Ryman Hospitality Properties, Inc.	2,467,903	0.6
33,565	Sabra Health Care REIT, Inc.	654,853	0.2
16,542	Saul Centers, Inc.	618,505	0.1
46,833	Summit Hotel Properties, Inc.	328,299	0.1
39,748	Tanger Factory Outlet Centers, Inc.	1,568,854	0.4
3,330	Terreno Realty Corp.	215,684	0.1
101,369	Xenia Hotels & Resorts, Inc.	2,063,873	0.5
		25,381,830	6.0

	Utilities: 1.9%
50,501	Avista Corp.	2,065,996	0.5
23,182	California Water Service Group	1,127,804	0.3

See Accompanying Notes to Financial Statements

38

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
7,325	Chesapeake Utilities Corp.	$897,166	0.2
45,228 (1)	Hawaiian Electric Industries, Inc.	611,935	0.1
33,428	Northwest Natural Holding Co.	1,639,978	0.4
2,445	Otter Tail Corp.	220,001	0.1
11,079	Portland General Electric Co.	574,224	0.1
19,804	Unitil Corp.	1,043,473	0.2
		8,180,577	1.9

	Total Common Stock (Cost $340,995,970)	416,055,582	98.4

RIGHTS: —%
	Health Care: —%
7,651 (3)(4)	Aduro Biotech - CVR	—	—

	Total Rights (Cost $—)	—	—

	Total Long-Term Investments (Cost $340,995,970)	416,055,582	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Repurchase Agreements: 0.8%
324,415 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $324,447, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $330,903, due 06/30/27-01/15/35)	324,415	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,047,243 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,047,348, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,068,188, due 12/17/26-05/15/51)	$1,047,243	0.3
1,000,000 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,020,130, due 05/01/31-05/01/56)	1,000,000	0.2
141,715 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2026, 3.760%, due 07/01/2026 (Repurchase Amount $141,730, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $144,217, due 01/15/28-02/15/56)	141,715	0.0

See Accompanying Notes to Financial Statements

39

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (5)	TD Securities (USA) Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 4.500%-6.000%, Market Value plus accrued interest $1,020,000, due 10/20/54-05/20/56)	$1,000,000	0.2
	Total Repurchase Agreements (Cost $3,513,373)	3,513,373	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
7,395,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $7,395,000)	$7,395,000	1.8

	Total Short-Term Investments (Cost $10,908,373)	10,908,373	2.6

	Total Investments in Securities (Cost $351,904,343)	$426,963,955	101.0
	Liabilities in Excess of Other Assets	(4,328,098)	(1.0)
	Net Assets	$422,635,857	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

40

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$416,055,582	$—	$—	$416,055,582
Short-Term Investments	7,395,000	3,513,373	—	10,908,373
Total Investments, at fair value	$423,450,582	$3,513,373	$—	$426,963,955
Other Financial Instruments+
Futures	241,665	—	—	241,665
Total Assets	$423,692,247	$3,513,373	$—	$427,205,620

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At June 30, 2026, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	54	09/18/26	$8,223,120	$241,665
			$8,223,120	$241,665

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$241,665
Total Asset Derivatives		$241,665

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

41

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,306,996
Total	$1,306,996

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$483,919
Total	$483,919

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $353,106,288.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$95,937,420
Gross Unrealized Depreciation	(21,838,088)
Net Unrealized Appreciation	$74,099,332

See Accompanying Notes to Financial Statements

42

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 240 Greenwich Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPAR-AIP (0626)

Semi-Annual Financial Statements and Other Information

June 30, 2026

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
ASSETS:
Investments in securities at fair value+*	$634,678,159	$2,211,845,092	$352,405,402
Investments in affiliates at fair value**	–	–	210,844
Short-term investments at fair value†	11,355,112	136,567,656	3,167,013
Cash	35,990	102	337,573
Cash collateral for futures contracts	676,839	3,584,613	53,988
Foreign currencies at value‡	867,969	4,092,823	–
Receivables:
Investment securities and currencies sold	16,255	4,207,504	–
Fund shares sold	11,391	44,723	6,396
Dividends	1,640,838	3,576,130	307,083
Interest	1,147	38	106
Foreign tax reclaims	90,200	5,066,951	–
Variation margin on futures contracts	133,328	301,882	6,120
Other assets	3,223	12,814	3,168
Total assets	649,510,451	2,369,300,328	356,497,693

LIABILITIES:
Payable for investment securities and currencies purchased	16,262	3,853,118	391,689
Payable for fund shares redeemed	244,073	845,444	131,883
Payable upon receipt of securities loaned	5,849,112	64,938,656	2,809,013
Unrealized depreciation on forward foreign currency contracts	9	–	–
Payable for unified fees	78,717	280,106	42,030
Payable to directors under the deferred compensation plan (Note 5)	3,223	12,814	3,168
Payable for foreign capital gains tax	2,620,920	–	–
Other payables	5,639	–	–
Total liabilities	8,817,955	69,930,138	3,377,783
NET ASSETS	$640,692,496	$2,299,370,190	$353,119,910

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$370,603,189	$1,570,591,727	$232,116,581
Total distributable earnings	270,089,307	728,778,463	121,003,329
NET ASSETS	$640,692,496	$2,299,370,190	$353,119,910

+ Including securities loaned at value	$4,852,381	$59,165,304	$2,736,360
* Cost of investments in securities	$393,094,373	$1,494,807,819	$261,448,282
** Cost of investments in affiliates	$—	$—	$164,007
† Cost of short-term investments	$11,355,112	$136,567,656	$3,167,013
‡ Cost of foreign currencies	$869,836	$4,098,980	$—

Net assets	$640,692,496	$2,299,370,190	$353,119,910
Shares authorized	200,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	35,532,967	153,814,128	25,368,757
Net asset value and redemption price per share	$18.03	$14.95	$13.92

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2026 (Unaudited)

	Voya	Voya
	VACS Index	VACS Index
	Series S	Series SC
	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$4,344,906,950	$214,337,982
Short-term investments at fair value†	84,478,174	9,219,325
Cash	907,144	95,996
Cash collateral for futures contracts	6,781,357	255,224
Receivables:
Investment securities sold	–	524,159
Fund shares sold	89,014	4,575
Dividends	2,202,933	163,814
Interest	837	52
Foreign tax reclaims	–	4,565
Variation margin on futures contracts	590,400	15,986
Other assets	29,013	1,721
Total assets	4,439,985,822	224,623,399

LIABILITIES:
Payable for investment securities purchased	–	56,352
Payable for fund shares redeemed	1,643,961	80,927
Payable upon receipt of securities loaned	1,962,174	6,600,325
Due to securities lending agent	–	367,804
Payable for unified fees	543,071	26,030
Payable to directors/ trustees under the deferred compensation plan (Note 5)	29,013	1,721
Total liabilities	4,178,219	7,133,159
NET ASSETS	$4,435,807,603	$217,490,240

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,193,149,848	$129,221,787
Total distributable earnings	2,242,657,755	88,268,453
NET ASSETS	$4,435,807,603	$217,490,240

+ Including securities loaned at value	$1,400,241	$6,366,731
* Cost of investments in securities	$2,360,795,389	$153,489,830
† Cost of short-term investments	$84,478,174	$9,219,325

Net assets	$4,435,807,603	$217,490,240
Shares authorized	unlimited	100,000,000
Par value	$0.001	$0.001
Shares outstanding	247,249,385	16,410,639
Net asset value and redemption price per share	$17.94	$13.25

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya VACS Index Series EM Portfolio	Voya VACS Index Series I Portfolio	Voya VACS Index Series MC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,469,797	$36,802,118	$2,538,272
Dividends from affiliates	—	—	2,091
Interest	6,540	19,144	1,528
Securities lending income, net	27,743	171,293	10,334
Total investment income	6,504,080	36,992,555	2,552,225

EXPENSES:
Unified fees	441,750	1,620,294	240,782
Directors fees	10,315	43,475	6,856
Interest expense	6,648	17,183	291
Total expenses	458,713	1,680,952	247,929
Net investment income	6,045,367	35,311,603	2,304,296

REALIZED AND UNREALIZED GAIN (LOSS):	–	–	–
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	30,596,343	353,629	35,328,589
Sale of investments in affiliates	—	—	(732)
Forward foreign currency contracts	26,661	—	—
Foreign currency related transactions	(390,988)	(192,833)	—
Futures	2,729,592	4,665,734	47,412
Net realized gain	32,961,608	4,826,530	35,375,269
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	98,635,367	177,242,571	8,655,990
Affiliates	—	—	34,402
Forward foreign currency contracts	(9)	—	—
Foreign currency related transactions	(2,320)	(208,541)	—
Futures	(239,424)	35,685	44,719
Net change in unrealized appreciation (depreciation)	98,393,614	177,069,715	8,735,111
Net realized and unrealized gain	131,355,222	181,896,245	44,110,380
Increase in net assets resulting from operations	$137,400,589	$217,207,848	$46,414,676

* Foreign taxes withheld	$690,780	$5,219,012	$3,843
^ Foreign capital gains taxes withheld	$114,509	$—	$—
# Decrease in foreign capital gains taxes accrued	$197,040	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2026 (Unaudited)

	Voya	Voya
	VACS Index	VACS Index
	Series S	Series SC
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$26,431,059	$1,362,518
Interest	99,285	8,407
Securities lending income, net	3,838	40,190
Other	12,942	613
Total investment income	26,547,124	1,411,728

EXPENSES:
Unified fees	3,183,774	150,464
Director/ Trustee fees and expenses	100,375	4,789
Total expenses	3,284,149	155,253
Net investment income	23,262,975	1,256,475

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	89,259,389	27,807,626
Futures	5,871,546	615,616
Net realized gain	95,130,935	28,423,242
Net change in unrealized appreciation (depreciation) on:
Investments	299,429,104	11,880,934
Futures	964,818	306,929
Net change in unrealized appreciation (depreciation)	300,393,922	12,187,863
Net realized and unrealized gain	395,524,857	40,611,105
Increase in net assets resulting from operations	$418,787,832	$41,867,580

* Foreign taxes withheld	$5,496	$2,280

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index		Voya VACS Index
	Series EM Portfolio		Series I Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$6,045,367	$11,582,565	$35,311,603	$43,944,904
Net realized gain	32,961,608	8,509,490	4,826,530	10,883,452
Net change in unrealized appreciation (depreciation)	98,393,614	120,480,162	177,069,715	426,642,337
Increase in net assets resulting from operations	137,400,589	140,572,217	217,207,848	481,470,693

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(25,002,777)	(8,196,622)	(62,884,673)	(48,716,331)
Total distributions	(25,002,777)	(8,196,622)	(62,884,673)	(48,716,331)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	100,621,725	38,452,289	240,300,780	462,430,457
Reinvestment of distributions	25,002,777	8,196,622	62,884,673	48,716,331
	125,624,502	46,648,911	303,185,453	511,146,788
Cost of shares redeemed	(133,854,032)	(87,671,058)	(308,020,050)	(468,215,275)
Net increase (decrease) in net assets resulting from capital share transactions	(8,229,530)	(41,022,147)	(4,834,597)	42,931,513
Net increase in net assets	104,168,282	91,353,448	149,488,578	475,685,875

NET ASSETS:
Beginning of year or period	536,524,214	445,170,766	2,149,881,612	1,674,195,737
End of year or period	$640,692,496	$536,524,214	$2,299,370,190	$2,149,881,612

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index		Voya VACS Index
	Series MC Portfolio		Series S Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2026	December 31,	June 30, 2026	December 31,
	(Unaudited)	2025	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$2,304,296	$5,703,720	$23,262,975	$47,187,190
Net realized gain	35,375,269	13,960,664	95,130,935	93,086,094
Net change in unrealized appreciation (depreciation)	8,735,111	9,821,813	300,393,922	542,446,507
Increase in net assets resulting from operations	46,414,676	29,486,197	418,787,832	682,719,791

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(24,580,625)	(18,518,071)	—	(211,841,732)
Total distributions	(24,580,625)	(18,518,071)	—	(211,841,732)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	42,204,688	203,872,648	278,125,502	543,297,193
Reinvestment of distributions	24,580,625	18,518,071	—	211,841,732
	66,785,313	222,390,719	278,125,502	755,138,925
Cost of shares redeemed	(55,330,760)	(377,765,895)	(458,933,688)	(762,478,745)
Net increase (decrease) in net assets resulting from capital share transactions	11,454,553	(155,375,176)	(180,808,186)	(7,339,820)
Net increase (decrease) in net assets	33,288,604	(144,407,050)	237,979,646	463,538,239

NET ASSETS:
Beginning of year or period	319,831,306	464,238,356	4,197,827,957	3,734,289,718
End of year or period	$353,119,910	$319,831,306	$4,435,807,603	$4,197,827,957

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index
	Series SC Portfolio
	Six Months
	Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
FROM OPERATIONS:
Net investment income	$1,256,475	$2,317,980
Net realized gain	28,423,242	10,882,321
Net change in unrealized appreciation (depreciation)	12,187,863	9,511,545
Increase in net assets resulting from operations	41,867,580	22,711,846

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(13,275,987)	(23,581,657)
Total distributions	(13,275,987)	(23,581,657)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,737,422	25,419,554
Reinvestment of distributions	13,275,987	23,581,657
	19,013,409	49,001,211
Cost of shares redeemed	(31,727,271)	(82,946,139)
Net decrease in net assets resulting from capital share transactions	(12,713,862)	(33,944,928)
Net increase (decrease) in net assets	15,877,731	(34,814,739)

NET ASSETS:
Beginning of year or period	201,612,509	236,427,248
End of year or period	$217,490,240	$201,612,509

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya VACS Index Series EM Portfolio
06-30-26+	14.88	0.17	•	3.68	3.85	0.45	0.25		—	0.70	—	18.03	25.97	0.16	0.16	0.16	2.05	640,692	15
12-31-25	11.30	0.31	•	3.49	3.80	0.22	0.00	*	—	0.22	—	14.88	34.13	0.16	0.16	0.16	2.42	536,524	5
12-31-24	11.00	0.27	•	0.45	0.72	0.42	—		—	0.42	—	11.30	6.54	0.17	0.17	0.17	2.37	445,171	37
03-15-23(5)- 12-31-23	10.00	0.27	•	0.73	1.00	—	—		—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
06-30-26+	13.99	0.24	•	1.15	1.39	0.40	0.03		—	0.43	—	14.95	9.95	0.16	0.16	0.16	3.27	2,299,370	8
12-31-25	10.99	0.31	•	3.07	3.38	0.38	—		—	0.38	—	13.99	31.31	0.16	0.16	0.16	2.47	2,149,882	19
12-31-24	10.90	0.31	•	0.06	0.37	0.28	—		—	0.28	—	10.99	3.34	0.16	0.16	0.16	2.77	1,674,196	6
02-03-23(5)- 12-31-23	10.00	0.28	•	0.62	0.90	—	—		—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
06-30-26+	13.09	0.10	•	1.84	1.94	0.27	0.84		—	1.11	—	13.92	15.19	0.15	0.15	0.15	1.44	353,120	29
12-31-25	12.38	0.17	•	1.05	1.22	0.19	0.32		—	0.51	—	13.09	10.38	0.16	0.16	0.16	1.39	319,831	60
12-31-24	10.88	0.17	•	1.46	1.63	0.10	0.03		—	0.13	—	12.38	15.09	0.16	0.16	0.16	1.42	464,238	53
01-27-23(5)- 12-31-23	10.00	0.15	•	0.73	0.88	—	—		—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
06-30-26+	16.29	0.09	•	1.56	1.65	—	—		—	—	—	17.94	10.13	0.15	0.15	0.15	1.10	4,435,808	3
12-31-25	14.58	0.18	•	2.32	2.50	0.18	0.61		—	0.79	—	16.29	17.67	0.16	0.16	0.16	1.17	4,197,828	7
12-31-24	11.88	0.17	•	2.76	2.93	0.17	0.06		—	0.23	—	14.58	24.78	0.16	0.16	0.16	1.28	3,734,290	6
01-27-23(5)- 12-31-23	10.00	0.16	•	1.72	1.88	—	—		—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
06-30-26+	11.55	0.08	•	2.48	2.56	0.17	0.69		—	0.86	—	13.25	22.56	0.15	0.15	0.15	1.25	217,490	20
12-31-25	11.87	0.13		1.04	1.17	0.28	1.21		—	1.49	—	11.55	12.80	0.16	0.16	0.16	1.20	201,613	18
12-31-24	11.01	0.13	•	1.07	1.20	0.22	0.12		—	0.34	—	11.87	11.18	0.16	0.16	0.16	1.18	236,427	17
01-20-23(5)- 12-31-23	10.00	0.14	•	0.87	1.01	—	—		—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	416,628	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are seventeen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board

(“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each Portfolio is calculated by taking the value of each Portfolio’s assets, subtracting each Portfolio’s liabilities, and dividing by the number of shares that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no U.S. federal income tax or excise tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2026, the maximum amount of loss that VACS Index Series EM Portfolio would incur if its counterparties failed to perform would be $9 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2026. There was no collateral pledged by any counterparty at June 30, 2026 to any Portfolio.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2026, the following Portfolio had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$795,412	$8,959

The above Portfolio entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. For the period ended June 30, 2026, no other Portfolio entered into forward foreign currency contracts.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2026, the Portfolios had average quaterly notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$13,507,632
Series I	59,990,813
Series MC	817,953
Series S	81,352,900
Series SC	4,799,993

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2026.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule 144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2026, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were, as follows:

	Purchases	Sales
Series EM	$86,324,683	$102,260,508
Series I	161,609,189	251,077,057
Series MC	92,198,241	102,302,190
Series S	125,739,467	322,567,770
Series SC	40,381,566	61,754,693

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2026, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2030 Portfolio	Series EM	7.33%
	Series I	7.97
	Series MC	6.08
	Series S	7.90
	Series SC	9.86
Voya Index Solution 2035 Portfolio	Series EM	14.18
	Series I	15.87
	Series MC	15.88
	Series S	16.30
	Series SC	17.18
Voya Index Solution 2040 Portfolio	Series EM	12.61
	Series I	12.62
	Series MC	14.48
	Series S	12.67
	Series SC	11.75
Voya Index Solution 2045 Portfolio	Series EM	18.75
	Series I	17.83
	Series MC	18.66
	Series S	18.02
	Series SC	15.14
Voya Index Solution 2050 Portfolio	Series EM	13.64
	Series I	12.87
	Series MC	12.73
	Series S	12.90
	Series SC	15.49
Voya Index Solution 2055 Portfolio	Series EM	13.87
	Series I	13.33
	Series MC	14.56
	Series S	13.37
	Series SC	15.76
Voya Index Solution 2060 Portfolio	Series EM	9.49
	Series I	9.28
	Series MC	9.96
	Series S	9.14
	Series SC	10.78
Voya Index Solution Income Portfolio	Series EM	6.58
	Series I	6.75
	Series S	6.26

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/ trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/ trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

and Liabilities. Deferral of directors’/ trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended June 30, 2026, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 8, 2026, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $300,000,000 through June 7, 2027. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolios or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 8, 2026, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 7, 2026.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2026:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Series EM	3	$17,192,333	4.64%
Series I	2	66,657,000	4.64
Series MC	1	2,254,000	4.64

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Series EM
6/30/2026	6,120,509	—	1,420,613	(8,074,939)	—	(533,817)	100,621,725	—	25,002,777	(133,854,032)	—	(8,229,530)
12/31/2025	2,933,472	—	691,698	(6,964,708)	—	(3,339,538)	38,452,289	—	8,196,622	(87,671,058)	—	(41,022,147)
Series I
6/30/2026	16,635,727	—	4,272,056	(20,778,404)	—	129,379	240,300,780	—	62,884,673	(308,020,050)	—	(4,834,597)
12/31/2025	35,472,410	—	4,049,570	(38,115,986)	—	1,405,994	462,430,457	—	48,716,331	(468,215,275)	—	42,931,513
Series MC
6/30/2026	3,108,174	—	1,856,543	(4,033,029)	—	931,688	42,204,688	—	24,580,625	(55,330,760)	—	11,454,553
12/31/2025	16,229,188	—	1,586,810	(30,866,601)	—	(13,050,603)	203,872,648	—	18,518,071	(377,765,895)	—	(155,375,176)
Series S
6/30/2026	16,845,707	—	—	(27,220,203)	—	(10,374,496)	278,125,502	—	—	(458,933,688)	—	(180,808,186)
12/31/2025	37,056,341	—	14,323,308	(49,827,183)	—	1,552,466	543,297,193	—	211,841,732	(762,478,745)	—	(7,339,820)
Series SC
6/30/2026	466,172	—	1,062,079	(2,578,055)	—	(1,049,804)	5,737,422	—	13,275,987	(31,727,271)	—	(12,713,862)
12/31/2025	2,334,992	—	2,524,803	(7,311,064)	—	(2,451,269)	25,419,554	—	23,581,657	(82,946,139)	—	(33,944,928)

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned.

The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2026:

Series EM

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$31,877	$(31,877)	$—
Citigroup Global Markets Limited	1,490,351	(1,490,351)	—
HSBC Bank PLC	453,857	(453,857)	—
J.P. Morgan Securities LLC	99,867	(99,867)	—
Jefferies International Ltd	2,871	(2,871)	—
JP Morgan Securities Plc.	626,698	(626,698)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch International	$1,778,494	$(1,778,494)	$—
Mizuho Securities USA LLC.	19,907	(19,907)	—
State Street Bank and Trust Company	348,459	(348,459)	—
Total	$4,852,381	$(4,852,381)	$—

(1)	Cash collateral with a fair value of $5,849,112 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$2,021,592	$(2,021,592)	$—
Citigroup Global Markets Limited	5,341,701	(5,341,701)	—
Goldman Sachs International	3,002,663	(3,002,663)	—
Goldman, Sachs & Co. LLC	1,438,858	(1,438,858)	—
HSBC Bank PLC	13,496,263	(13,496,263)	—
Jefferies International Ltd	2,851,859	(2,851,859)	—
Jefferies LLC	2,727,871	(2,727,871)	—
JP Morgan Securities Plc.	10,161,698	(10,161,698)	—
Macquarie Bank Limited	249,498	(249,498)	—
Merrill Lynch International	1,803,507	(1,803,507)	—
National Financial Services LLC	2,192,345	(2,192,345)	—
State Street Bank and Trust Company	10,895,416	(10,895,416)	—
TD Securities (USA) Inc.	72,822	(72,822)	—
Wells Fargo Securities LLC	2,909,211	(2,909,211)	—
Total	$59,165,304	$(59,165,304)	$—

(1)	Cash collateral with a fair value of $64,938,656 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$228,780	$(228,780)	$—
Cantor Fitzgerald & Co	890,869	(890,869)	—
Citadel Clearing LLC	284,243	(284,243)	—
Citadel Securities LLC	115,493	(115,493)	—

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$192,845	$(192,845)	$—
Goldman, Sachs & Co. LLC	53,648	(53,648)	—
J.P. Morgan Securities LLC	45,371	(45,371)	—
Janney Montgomery Scott LLC	510,765	(510,765)	—
State Street Bank and Trust Company	3,995	(3,995)	—
TD Securities (USA) Inc.	16,035	(16,035)	—
Wells Fargo Bank NA	218,846	(218,846)	—
Wells Fargo Securities LLC	175,470	(175,470)	—
Total	$2,736,360	$(2,736,360)	$—

(1)	Cash collateral with a fair value of $2,809,013 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series S

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$28,998	$(28,998)	$—
Goldman, Sachs & Co. LLC	177,919	(177,919)	—
Janney Montgomery Scott LLC	1,193,324	(1,193,324)	—
Total	$1,400,241	$(1,400,241)	$—

(1)	Cash collateral with a fair value of $1,962,174 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.
Series SC

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,391,595	$(1,391,595)	$—
Cantor Fitzgerald & Co	116,416	(116,416)	—
Citadel Clearing LLC	70,536	(70,536)	—
Citadel Securities LLC	124,293	(124,293)	—
Citigroup Global Markets Inc.	917,945	(917,945)	—
J.P. Morgan Securities LLC	977,706	(977,706)	—
Janney Montgomery Scott LLC	503,663	(503,663)	—
Jefferies LLC	308,080	(308,080)	—
Mizuho Securities USA LLC.	99,777	(99,777)	—
Raymond James & Associates, Inc.	51,166	(51,166)	—
State Street Bank and Trust Company	480,996	(480,996)	—
TD Securities (USA) Inc.	311,936	(311,936)	—
Wells Fargo Bank NA	400,896	(400,896)	—
Wells Fargo Securities LLC	611,726	(611,726)	—
Total	$6,366,731	$(6,366,731)	$—

(1)	Cash collateral with a fair value of $6,600,325 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), spin-offs, and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Series EM	$8,129,528	$67,094	$11,592,380	$—
Series I	48,716,331	—	40,327,673	—
Series MC	11,381,575	7,136,496	5,971,381	343,851
Series S	68,451,639	143,390,093	60,331,482	5,904,784
Series SC	9,274,807	14,306,850	7,731,770	342,051

The tax-basis components of distributable earnings as of December 31, 2025, were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforward	Other	Total Distributable Earnings/(Loss)
Series EM	$16,052,503	$8,949,805	$135,507,147	$—	$(2,817,960)	$157,691,495
Series I	62,890,049	—	511,565,239	—	—	574,455,288
Series MC	5,909,164	18,668,509	74,591,605	—	—	99,169,278
Series S	75,680,830	68,106,058	1,680,083,035	—	—	1,823,869,923
Series SC	3,310,057	9,964,136	46,402,667	—	—	59,676,860

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of June 30, 2026, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs, export controls, industrial policy measures, natural and environmental disasters, disruptions to critical infrastructure, cybersecurity events, sanctions, trade restrictions, and other market, economic, political, or regulatory developments, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. Such events may result in market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, economic downturns, capital controls or trading restrictions, and other adverse market or economic effects. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences. Systemic market dislocations and other changes in non−U.S. and domestic economic, social, and political conditions could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Armed conflicts, military actions, political instability, civil unrest, regime changes, and other geopolitical events in various regions of the world, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production, transportation, or supply through strategic waterways or other key shipping routes, any of which could adversely affect the value of investments,

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2026 (Unaudited) (continued)

NOTE 10 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

including beyond direct exposure to issuers in the affected regions. The escalation or expansion of hostilities, including the involvement of additional nations, could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts, related sanctions or governmental action in response to these conflicts (such as capital controls or trading restrictions), and resulting market disruptions are impossible to predict but could be substantial. Financial institutions, including U.S. domestic banks and non−U.S. banks, may experience financial difficulties or failures, and there can be no certainty that regulatory or governmental actions taken to limit the effects of those difficulties or failures on other financial institutions or on the U.S. or non−U.S. economies generally will be successful. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers, counterparties, or other organizations on which it relies. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to a Portfolio. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Portfolio holdings may be impacted, which could significantly impact the overall performance of a Portfolio. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

NOTE 11 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolio’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolio’s performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENT

The Portfolios have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2026, the following Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Series S	$0.1860	$0.1208	$0.2559	July 15, 2026	July 14, 2026

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Australia: 0.3%
25,620	Anglogold Ashanti PLC	$2,065,185	0.3

	Brazil: 2.5%
215,308	Ambev SA	679,002	0.1
258,174	B3 SA - Brasil Bolsa Balcao	726,166	0.1
65,936	Banco Bradesco SA	201,041	0.0
60,671	Banco BTG Pactual SA	638,760	0.1
86,404	Banco do Brasil SA	333,913	0.1
27,928	BB Seguridade Participacoes SA	211,422	0.0
26,900	Caixa Seguridade Participacoes S/A	102,914	0.0
121,245	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	697,788	0.1
87,600	Cia Paranaense de Energia - Copel	255,386	0.1
11,502	CPFL Energia SA	99,528	0.0
34,200	Embraer SA	542,915	0.1
17,864	Energisa S/A	166,205	0.0
51,300 (1)	Eneva SA	265,826	0.1
58,470	Equatorial Energia SA	441,728	0.1
37,806	Klabin SA	122,742	0.0
43,480	Localiza Rent a Car SA	350,717	0.1
28,577	MBRF Global Foods Co. SA	97,429	0.0
54,577	Motiva Infraestrutura de Mobilidade SA	154,355	0.0
179,823 (1)	NU Holdings Ltd./Cayman Islands - Class A	2,402,435	0.4
190,785	Petroleo Brasileiro SA	1,540,383	0.3
10,500	Porto Seguro SA	107,638	0.0
42,934 (1)	PRIO SA/Brazil	434,555	0.1
68,910	Raia Drogasil SA	223,858	0.0
35,160 (2)	Rede D'Or Sao Luiz SA	236,271	0.0
61,894	Rumo SA	160,661	0.0
10,589	StoneCo Ltd. - Class A	114,785	0.0
29,564	Suzano SA	227,988	0.0
37,740	Telefonica Brasil SA	248,417	0.0
44,800	TIM SA/Brazil	190,662	0.0
37,920	Ultrapar Participacoes SA	191,352	0.0
180,533	Vale SA - Foreign	2,725,323	0.4
56,124	Vibra Energia SA	324,417	0.1
74,803	WEG SA	679,737	0.1
20,864	XP, Inc. - Class A	339,249	0.1
		16,235,568	2.5

	Chile: 0.3%
2,329,766	Banco de Chile	456,116	0.1
4,054	Banco de Credito e Inversiones SA	266,330	0.0
3,393,471	Banco Santander Chile	277,892	0.1
62,830	Cencosud SA	145,155	0.0
17,678	Empresas Copec SA	110,271	0.0
1,313,505	Enel Chile SA	115,399	0.0
32,276	Falabella SA	201,505	0.0
16,138,098	Latam Airlines Group SA	469,283	0.1
39,249	Plaza SA	161,770	0.0
		2,203,721	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: 18.4%
96,000 (2)	3SBio, Inc.	$207,903	0.1
42,000	AAC Technologies Holdings, Inc.	230,160	0.1
2,500 (1)	Accelink Technologies Co. Ltd. - Class A	95,953	0.0
3,564	Advanced Micro- Fabrication Equipment, Inc. China - Class A	248,033	0.1
13,100	AECC Aviation Power Co. Ltd. - Class A	74,310	0.0
337,500	Agricultural Bank of China Ltd. - Class A	301,722	0.1
1,255,000	Agricultural Bank of China Ltd. - Class H	856,035	0.2
51,091	Aier Eye Hospital Group Co. Ltd. - Class A	62,324	0.0
7,000	Airtac International Group	296,719	0.1
33,000 (1)(2)(3)	Akeso, Inc.	371,572	0.1
847,200	Alibaba Group Holding Ltd.	10,156,617	1.6
298,000 (1)(3)	Alibaba Health Information Technology Ltd.	117,629	0.0
73,700	Aluminum Corp. of China Ltd. - Class A	90,120	0.0
168,000	Aluminum Corp. of China Ltd. - Class H	161,351	0.0
25,100	Anhui Conch Cement Co. Ltd. - Class A	62,834	0.0
54,500	Anhui Conch Cement Co. Ltd. - Class H	116,765	0.0
9,200 (1)	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	35,159	0.0
63,000	ANTA Sports Products Ltd.	573,281	0.1
7,300	Avary Holding Shenzhen Co. Ltd. - Class A	114,354	0.0
106,500 (1)	Baidu, Inc. - Class A	1,520,400	0.3
102,900	Bank of Beijing Co. Ltd. - Class A	74,338	0.0
200,200	Bank of China Ltd. - Class A	168,766	0.0
3,225,000	Bank of China Ltd. - Class H	2,056,657	0.3
202,300	Bank of Communications Co. Ltd. - Class A	191,719	0.0
337,000	Bank of Communications Co. Ltd. - Class H	290,000	0.1
37,000	Bank of Hangzhou Co. Ltd. - Class A	78,794	0.0
78,000	Bank of Jiangsu Co. Ltd. - Class A	123,919	0.0
54,800	Bank of Nanjing Co. Ltd. - Class A	79,873	0.0
29,000	Bank of Ningbo Co. Ltd. - Class A	126,932	0.0
68,600	Bank of Shanghai Co. Ltd. - Class A	87,754	0.0

See Accompanying Notes to Financial Statements

21

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
102,400	Baoshan Iron & Steel Co. Ltd. - Class A	$82,096	0.0
26,000	Beijing Enterprises Holdings Ltd.	89,228	0.0
2,493	Beijing Kingsoft Office Software, Inc. - Class A	78,806	0.0
218,500	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	145,996	0.0
13,340 (1)	Bilibili, Inc. - Class Z	227,012	0.1
1,841	Biwin Storage Technology Co. Ltd. - Class A	136,473	0.0
9,300 (2)	BOC Aviation Ltd.	96,697	0.0
205,900	BOE Technology Group Co. Ltd. - Class A	264,808	0.1
238,000	Bosideng International Holdings Ltd.	130,241	0.0
23,200	BYD Co. Ltd. - Class A	273,144	0.1
179,700	BYD Co. Ltd. - Class H	1,665,086	0.3
44,500	BYD Electronic International Co. Ltd.	119,593	0.0
46,000 (3)	C&D International Investment Group Ltd.	79,180	0.0
1,914	Cambricon Technologies Corp. Ltd. - Class A	453,198	0.1
553,000 (2)	CGN Power Co. Ltd. - Class H	189,086	0.0
7,300	Chaozhou Three-Circle Group Co. Ltd. - Class A	182,459	0.0
434,000	China CITIC Bank Corp. Ltd. - Class H	368,423	0.1
102,000	China Coal Energy Co. Ltd. - Class H	128,110	0.0
106,700	China Construction Bank Corp. - Class A	151,388	0.0
4,178,000	China Construction Bank Corp. - Class H	4,309,407	0.7
29,300	China CSSC Holdings Ltd. - Class A	146,267	0.0
106,900 (1)	China Eastern Airlines Corp. Ltd. - Class A	60,280	0.0
171,800	China Energy Engineering Corp. Ltd. - Class A	67,770	0.0
221,200	China Everbright Bank Co. Ltd. - Class A	94,302	0.0
197,000 (2)	China Feihe Ltd.	70,505	0.0
204,500	China Galaxy Securities Co. Ltd. - Class H	192,794	0.0
156,800	China Gas Holdings Ltd.	103,677	0.0
12,900	China Gold International Resources Corp. Ltd.	203,959	0.0
150,000	China Hongqiao Group Ltd.	386,812	0.1
97,200 (2)	China International Capital Corp. Ltd. - Class H	261,557	0.1
11,800	China Jushi Co. Ltd. - Class A	127,714	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
385,000	China Life Insurance Co. Ltd. - Class H	$1,317,745	0.2
143,000	China Longyuan Power Group Corp. Ltd. - Class H	91,315	0.0
151,000	China Mengniu Dairy Co. Ltd.	310,195	0.1
78,500	China Merchants Bank Co. Ltd. - Class A	411,009	0.1
179,500	China Merchants Bank Co. Ltd. - Class H	1,030,647	0.2
24,200	China Merchants Energy Shipping Co. Ltd. - Class A	62,925	0.0
68,810	China Merchants Port Holdings Co. Ltd.	108,479	0.0
40,400	China Merchants Securities Co. Ltd. - Class A	125,971	0.0
424,500	China Minsheng Banking Corp. Ltd. - Class H	170,147	0.0
196,000	China National Building Material Co. Ltd. - Class H	134,086	0.0
107,900	China National Nuclear Power Co. Ltd. - Class A	143,686	0.0
79,000	China Nonferrous Mining Corp. Ltd.	114,765	0.0
15,400	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	109,670	0.0
104,000	China Oilfield Services Ltd. - Class H	82,675	0.0
195,500	China Overseas Land & Investment Ltd.	301,733	0.1
30,300	China Pacific Insurance Group Co. Ltd. - Class A	127,780	0.0
126,400	China Pacific Insurance Group Co. Ltd. - Class H	434,701	0.1
91,500	China Petroleum & Chemical Corp. - Class A	60,019	0.0
1,152,000	China Petroleum & Chemical Corp. - Class H	588,430	0.1
266,000 (3)	China Railway Group Ltd. - Class H	112,634	0.0
85,000	China Resources Beer Holdings Co. Ltd.	231,514	0.1
53,200	China Resources Gas Group Ltd.	99,467	0.0
146,500	China Resources Land Ltd.	562,825	0.1
8,500	China Resources Microelectronics Ltd. - Class A	123,069	0.0
37,400 (2)	China Resources Mixc Lifestyle Services Ltd.	175,384	0.0
110,000 (3)	China Resources Power Holdings Co. Ltd.	237,762	0.1
644,000 (1)	China Ruyi Holdings Ltd.	122,577	0.0

See Accompanying Notes to Financial Statements

22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
26,600	China Shenhua Energy Co. Ltd. - Class A	$152,913	0.0
162,000	China Shenhua Energy Co. Ltd. - Class H	829,816	0.1
70,600 (1)	China Southern Airlines Co. Ltd. - Class A	54,028	0.0
186,300	China State Construction Engineering Corp. Ltd. - Class A	119,291	0.0
76,600	China Taiping Insurance Holdings Co. Ltd.	177,039	0.0
175,600	China Three Gorges Renewables Group Co. Ltd. - Class A	96,064	0.0
8,100	China Tourism Group Duty Free Corp. Ltd. - Class A	64,195	0.0
229,800 (2)	China Tower Corp. Ltd. - Class H	258,602	0.1
9,100	China Tungsten And Hightech Materials Co. Ltd. - Class A	129,135	0.0
145,500	China United Network Communications Ltd. - Class A	86,002	0.0
86,600	China Yangtze Power Co. Ltd. - Class A	338,050	0.1
50,100	Chongqing Changan Automobile Co. Ltd. - Class A	53,026	0.0
141,000	Chongqing Rural Commercial Bank Co. Ltd. - Class H	103,914	0.0
85,600	Chow Tai Fook Jewellery Group Ltd.	119,454	0.0
191,000	CITIC Ltd.	259,207	0.1
56,100	CITIC Securities Co. Ltd. - Class A	238,187	0.1
71,000	CITIC Securities Co. Ltd. - Class H	247,858	0.1
73,700	CMOC Group Ltd. - Class A	192,384	0.0
174,000	CMOC Group Ltd. - Class H	339,895	0.1
14,880	Contemporary Amperex Technology Co. Ltd. - Class A	864,968	0.2
8,200	Contemporary Amperex Technology Co. Ltd. - Class H	738,649	0.1
70,000 (3)	COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	123,437	0.0
66,000	COSCO Shipping Holdings Co. Ltd. - Class A	129,184	0.0
98,000	COSCO Shipping Holdings Co. Ltd. - Class H	162,829	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
117,800	CRRC Corp. Ltd. - Class A	$90,439	0.0
177,000	CRRC Corp. Ltd. - Class H	101,519	0.0
23,600	CSC Financial Co. Ltd. - Class A	101,294	0.0
420,000	CSPC Pharmaceutical Group Ltd.	375,167	0.1
110,400	Daqin Railway Co. Ltd. - Class A	75,033	0.0
64,840	East Money Information Co. Ltd. - Class A	195,470	0.0
2,795	Eastroc Beverage Group Co. Ltd. - Class A	50,972	0.0
38,900	ENN Energy Holdings Ltd.	200,989	0.0
4,424	Eoptolink Technology, Inc. Ltd. - Class A	401,342	0.1
8,600	Eve Energy Co. Ltd. - Class A	82,833	0.0
24,500	Everbright Securities Co. Ltd. - Class A	52,204	0.0
125,000	Far East Horizon Ltd.	85,492	0.0
81,200	Focus Media Information Technology Co. Ltd. - Class A	58,044	0.0
21,220	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	103,918	0.0
53,400	Founder Securities Co. Ltd. - Class A	56,803	0.0
34,400	Foxconn Industrial Internet Co. Ltd. - Class A	370,500	0.1
29,848	Full Truck Alliance Co. Ltd., ADR	242,366	0.1
12,000	Fuyao Glass Industry Group Co. Ltd. - Class A	89,457	0.0
27,200 (2)	Fuyao Glass Industry Group Co. Ltd. - Class H	177,868	0.0
29,600 (2)	Ganfeng Lithium Group Co. Ltd. - Class H	191,042	0.0
1,365,000 (1)	GCL Technology Holdings Ltd.	120,709	0.0
106,500	GD Power Development Co. Ltd. - Class A	73,343	0.0
56,400 (1)(3)	GDS Holdings Ltd. - Class A	209,758	0.1
332,000	Geely Automobile Holdings Ltd.	713,710	0.1
64,000 (1)	Genscript Biotech Corp.	99,997	0.0
70,800	GF Securities Co. Ltd. - Class H	154,082	0.0
20,400 (2)	Giant Biogene Holding Co. Ltd.	69,115	0.0
2,400	GigaDevice Semiconductor, Inc. - Class A	292,168	0.1
18,700	GoerTek, Inc. - Class A	62,365	0.0

See Accompanying Notes to Financial Statements

23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
14,600	Goldwind Science & Technology Co. Ltd. - Class A	$51,763	0.0
123,500	Great Wall Motor Co. Ltd. - Class H	138,730	0.0
13,100	Gree Electric Appliances, Inc. of Zhuhai - Class A	72,471	0.0
9,300	Guangdong Haid Group Co. Ltd. - Class A	61,228	0.0
9,400 (1)	Guangdong HEC Technology Holding Co. Ltd. - Class A	46,813	0.0
150,000	Guangdong Investment Ltd.	148,625	0.0
9,500	Guangzhou Tinci Materials Technology Co. Ltd. - Class A	72,298	0.0
41,300	Guosen Securities Co. Ltd. - Class A	60,984	0.0
68,878	Guotai Junan Securities Co. Ltd. - Class A	185,299	0.0
80,792 (2)	Guotai Junan Securities Co. Ltd. - Class H	153,403	0.0
9,562	H World Group Ltd., ADR	398,927	0.1
90,000 (2)	Haidilao International Holding Ltd.	122,264	0.0
134,400	Haier Smart Home Co. Ltd. - Class H	343,783	0.1
36,000	Haitian International Holdings Ltd.	86,370	0.0
2,700	Hangzhou Chang Chuan Technology Co. Ltd. - Class A	137,006	0.0
66,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	250,109	0.1
34,500	Hengan International Group Co. Ltd.	95,792	0.0
8,200	Hengtong Optic-electric Co. Ltd. - Class A	133,978	0.0
6,380 (1)	Hesai Group	114,019	0.0
3,100	Hgtech Co. Ltd. - Class A	85,219	0.0
2,880	Hithink RoyalFlush Information Network Co. Ltd. - Class A	102,807	0.0
273,000 (1)(3)	Horizon Robotics	143,098	0.0
39,000 (1)(2)	Hua Hong Semiconductor Ltd. - Class H	1,083,402	0.2
11,000	Huadong Medicine Co. Ltd. - Class A	45,642	0.0
250,000 (3)	Huaneng Power International, Inc. - Class H	174,858	0.0
44,700	Huatai Securities Co. Ltd. - Class A	136,285	0.0
50,600 (2)	Huatai Securities Co. Ltd. - Class H	108,163	0.0
68,200	Huaxia Bank Co. Ltd. - Class A	64,226	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
7,572	Hygon Information Technology Co. Ltd. - Class A	$416,075	0.1
8,000	IEIT Systems Co. Ltd. - Class A	83,187	0.0
12,500	Iflytek Co. Ltd. - Class A	75,589	0.0
259,400	Industrial & Commercial Bank of China Ltd. - Class A	270,239	0.1
3,195,000	Industrial & Commercial Bank of China Ltd. - Class H	2,624,647	0.4
77,900	Industrial Bank Co. Ltd. - Class A	190,234	0.0
243,700 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	80,350	0.0
28,700	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	101,310	0.0
56,600	Inner Mongolia Yitai Coal Co. Ltd. - Class B	149,367	0.0
73,500 (1)(2)	Innovent Biologics, Inc.	748,701	0.1
110,400 (1)	J&T Global Express Ltd.	117,886	0.0
8,700	JCET Group Co. Ltd. - Class A	134,162	0.0
55,600 (1)(2)	JD Health International, Inc.	234,145	0.1
88,500 (1)(2)	JD Logistics, Inc.	133,198	0.0
116,550	JD.com, Inc. - Class A	1,484,893	0.2
5,700	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	90,658	0.0
25,300	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	194,634	0.0
8,200	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	46,204	0.0
10,400	Jiangsu Zhongtian Technology Co. Ltd. - Class A	94,050	0.0
66,000	Jiangxi Copper Co. Ltd. - Class H	263,447	0.1
19,323	Kanzhun Ltd., ADR	248,687	0.1
103,900	KE Holdings, Inc. - Class A	499,868	0.1
159,000 (1)	Kingdee International Software Group Co. Ltd.	121,223	0.0
54,600	Kingsoft Corp. Ltd.	155,514	0.0
131,300 (2)	Kuaishou Technology	703,753	0.1
11,200	Kuang-Chi Technologies Co. Ltd. - Class A	50,253	0.0
206,000	Kunlun Energy Co. Ltd.	168,890	0.0
5,000 (1)	Kunlun Tech Co. Ltd. - Class A	29,984	0.0
4,000	Kweichow Moutai Co. Ltd. - Class A	699,413	0.1
1,700 (3)	Laopu Gold Co. Ltd. - Class H	75,530	0.0
380,000	Lenovo Group Ltd.	1,127,575	0.2

See Accompanying Notes to Financial Statements

24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
18,700	Lens Technology Co. Ltd. - Class A	$149,173	0.0
62,400 (1)(3)	Li Auto, Inc. - Class A	368,616	0.1
122,000	Li Ning Co. Ltd.	229,990	0.1
112,500 (2)(3)	Longfor Group Holdings Ltd.	86,121	0.0
40,200 (1)	LONGi Green Energy Technology Co. Ltd. - Class A	77,958	0.0
25,100	Luxshare Precision Industry Co. Ltd. - Class A	262,124	0.1
5,943	Luzhou Laojiao Co. Ltd. - Class A	68,083	0.0
255,000 (1)(2)	Meituan - Class B	2,250,970	0.4
17,200	Midea Group Co. Ltd. - Class A	191,759	0.0
16,100	Midea Group Co. Ltd. - Class H	170,126	0.0
25,800	MINISO Group Holding Ltd.	77,826	0.0
241,600 (1)	MMG Ltd.	216,699	0.1
4,218	Montage Technology Co. Ltd. - Class A	194,835	0.0
22,400	Muyuan Foods Co. Ltd. - Class A	115,605	0.0
39,600	NARI Technology Co. Ltd. - Class A	133,685	0.0
2,670	NAURA Technology Group Co. Ltd. - Class A	350,175	0.1
89,100	NetEase, Inc.	2,288,246	0.4
12,200	New China Life Insurance Co. Ltd. - Class A	107,608	0.0
43,100	New China Life Insurance Co. Ltd. - Class H	254,013	0.1
66,200	New Oriental Education & Technology Group, Inc.	304,105	0.1
3,800	Ningbo Deye Technology Co. Ltd. - Class A	59,613	0.0
7,145	Ningbo Tuopu Group Co. Ltd. - Class A	59,988	0.0
29,100	Ningxia Baofeng Energy Group Co. Ltd. - Class A	87,121	0.0
90,420 (1)	NIO, Inc. - Class A	460,078	0.1
89,800 (2)	Nongfu Spring Co. Ltd. - Class H	455,783	0.1
55,600	Orient Securities Co. Ltd./ China - Class A	77,554	0.0
28,777 (1)	PDD Holdings, Inc., ADR	2,195,110	0.4
482,000	People's Insurance Co. Group of China Ltd. - Class H	289,311	0.1
100,100	PetroChina Co. Ltd. - Class A	127,510	0.0
1,044,000	PetroChina Co. Ltd. - Class H	1,126,749	0.2
350,000	PICC Property & Casualty Co. Ltd. - Class H	642,257	0.1
92,300	Ping An Bank Co. Ltd. - Class A	136,814	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
41,500	Ping An Insurance Group Co. of China Ltd. - Class A	$292,825	0.1
321,000	Ping An Insurance Group Co. of China Ltd. - Class H	2,098,949	0.3
902	Piotech, Inc. - Class A	110,600	0.0
10,500 (1)	Pony AI, Inc. - Class A	74,146	0.0
25,600 (2)(3)	Pop Mart International Group Ltd.	506,971	0.1
513,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	299,552	0.1
90,300	Power Construction Corp. of China Ltd. - Class A	62,691	0.0
25,000 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	111,929	0.0
5,100	Range Intelligent Computing Technology Group Co. Ltd. - Class A	63,203	0.0
10,000 (1)(2)	Remegen Co. Ltd. - Class H	95,294	0.0
600	RoboTechnik Intelligent Technology Co. Ltd. - Class A	55,338	0.0
47,100	Rongsheng Petrochemical Co. Ltd. - Class A	74,620	0.0
37,000	SAIC Motor Corp. Ltd. - Class A	53,306	0.0
29,800 (1)	Sanan Optoelectronics Co. Ltd. - Class A	93,590	0.0
37,300	Sany Heavy Industry Co. Ltd. - Class A	95,329	0.0
43,700	SDIC Power Holdings Co. Ltd. - Class A	85,720	0.0
1,484,000 (1)(2)	SenseTime Group, Inc. - Class B	255,450	0.1
5,700	Seres Group Co. Ltd. - Class A	51,620	0.0
22,100	SF Holding Co. Ltd. - Class A	101,971	0.0
38,600	Shaanxi Coal Industry Co. Ltd. - Class A	115,725	0.0
20,200	Shandong Gold Mining Co. Ltd. - Class A	69,635	0.0
42,250 (2)	Shandong Gold Mining Co. Ltd. - Class H	90,951	0.0
56,700 (1)	Shanghai Electric Group Co. Ltd. - Class A	58,676	0.0
12,000	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	39,835	0.0
119,700	Shanghai Pudong Development Bank Co. Ltd. - Class A	152,014	0.0
3,954	Shanghai United Imaging Healthcare Co. Ltd. - Class A	59,168	0.0

See Accompanying Notes to Financial Statements

25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,700	Shannon Semiconductor Technology Co. Ltd. - Class A	$76,588	0.0
4,700	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	75,888	0.0
1,880	Sharetronic Data Technology Co. Ltd. - Class A	95,146	0.0
2,134	Shengyi Electronics Co. Ltd. - Class A	41,972	0.0
8,600	Shengyi Technology Co. Ltd. - Class A	221,900	0.1
2,500	Shennan Circuits Co. Ltd. - Class A	170,070	0.0
143,300	Shenwan Hongyuan Group Co. Ltd. - Class A	93,127	0.0
4,940	Shenzhen Envicool Technology Co. Ltd. - Class A	58,327	0.0
7,200	Shenzhen Inovance Technology Co. Ltd. - Class A	70,604	0.0
1,400	Shenzhen Longsys Electronics Co. Ltd. - Class A	147,416	0.0
5,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	104,310	0.0
3,700	Shenzhen Sunway Communication Co. Ltd. - Class A	65,528	0.0
700	Shenzhen Techwinsemi Technology Co. Ltd. - Class A	99,065	0.0
42,500	Shenzhou International Group Holdings Ltd.	214,414	0.1
2,700 (1)	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. - Class H	150,649	0.0
518,000	Sino Biopharmaceutical Ltd.	292,716	0.1
7,400	Sinoma Science & Technology Co. Ltd. - Class A	98,838	0.0
67,200	Sinopharm Group Co. Ltd. - Class H	136,726	0.0
37,500	Sinotruk Hong Kong Ltd.	185,325	0.0
1,200 (1)	Skyverse Technology Co. Ltd. - Class A	76,424	0.0
101,000 (2)	Smoore International Holdings Ltd.	90,659	0.0
6,900	Sungrow Power Supply Co. Ltd. - Class A	161,892	0.0
34,500	Sunny Optical Technology Group Co. Ltd.	270,157	0.1
6,100 (1)	Suzhou Dongshan Precision Manufacturing Co. Ltd. - Class A	238,772	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
1,300	Suzhou Maxwell Technologies Co. Ltd. - Class A	$54,525	0.0
3,640	Suzhou TFC Optical Communication Co. Ltd. - Class A	165,721	0.0
17,786 (1)	TAL Education Group, ADR	170,212	0.0
26,030	TBEA Co. Ltd. - Class A	86,813	0.0
118,140	TCL Technology Group Corp. - Class A	101,815	0.0
311,500	Tencent Holdings Ltd.	17,189,367	2.7
29,670	Tencent Music Entertainment Group, ADR	247,745	0.1
8,000 (1)	Tianqi Lithium Corp. - Class A	72,616	0.0
106,000	Tingyi Cayman Islands Holding Corp.	132,172	0.0
69,600	Tongcheng Travel Holdings Ltd.	106,514	0.0
25,400 (1)	Tongwei Co. Ltd. - Class A	45,517	0.0
29,750 (1)	Trip.com Group Ltd.	1,182,866	0.2
34,000	Tsingtao Brewery Co. Ltd. - Class H	187,125	0.0
11,450 (1)	UBTech Robotics Corp. Ltd. - Class H	151,220	0.0
19,100	Unisplendour Corp. Ltd. - Class A	81,747	0.0
1,900 (1)	Verisilicon Microelectronics Shanghai Co. Ltd. - Class A	105,337	0.0
3,000	Victory Giant Technology Huizhou Co. Ltd. - Class A	154,779	0.0
14,880	Vipshop Holdings Ltd., ADR	197,309	0.0
14,300	Wanhua Chemical Group Co. Ltd. - Class A	144,596	0.0
220,000	Want Want China Holdings Ltd.	95,093	0.0
42,000	Weichai Power Co. Ltd. - Class A	170,298	0.0
84,000	Weichai Power Co. Ltd. - Class H	368,473	0.1
36,700	Wens Foodstuffs Group Co. Ltd. - Class A	66,750	0.0
6,100	Will Semiconductor Co. Ltd. Shanghai - Class A	85,697	0.0
14,700	Wuliangye Yibin Co. Ltd. - Class A	160,549	0.0
7,200	WUS Printed Circuit Kunshan Co. Ltd. - Class A	163,638	0.0
11,500	WuXi AppTec Co. Ltd. - Class A	211,614	0.1
17,200 (2)	WuXi AppTec Co. Ltd. - Class H	338,591	0.1

See Accompanying Notes to Financial Statements

26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
180,000 (1)(2)	Wuxi Biologics Cayman, Inc.	$800,560	0.1
20,000 (1)	WuXi XDC Cayman, Inc.	146,364	0.0
53,900	XCMG Construction Machinery Co. Ltd. - Class A	64,540	0.0
870,400 (1)(2)	Xiaomi Corp. - Class B	2,417,546	0.4
278,000	Xinyi Solar Holdings Ltd.	73,280	0.0
64,300 (1)(3)	XPeng, Inc. - Class A	424,247	0.1
90,000 (1)(3)	XtalPi Holdings Ltd.	88,395	0.0
64,000 (2)	Yadea Group Holdings Ltd.	72,797	0.0
21,500 (2)	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. - Class H	717,270	0.1
197,200 (3)	Yankuang Energy Group Co. Ltd. - Class H	277,836	0.1
3,000	Yantai Jereh Oilfield Services Group Co. Ltd. - Class A	67,899	0.0
446	Yuanjie Semiconductor Technology Co. Ltd. - Class A	126,284	0.0
16,993	Yum China Holdings, Inc.	694,474	0.1
11,300	Yunnan Baiyao Group Co. Ltd. - Class A	78,935	0.0
3,400	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	54,758	0.0
90,000	Zhaojin Mining Industry Co. Ltd. - Class H	190,336	0.0
30,500	Zhejiang Century Huatong Group Co. Ltd. - Class A	63,658	0.0
8,200	Zhejiang Huayou Cobalt Co. Ltd. - Class A	58,693	0.0
14,600	Zhejiang Juhua Co. Ltd. - Class A	114,535	0.0
27,400 (1)(2)(3)	Zhejiang Leapmotor Technology Co. Ltd. - Class H	120,928	0.0
19,000	Zhejiang NHU Co. Ltd. - Class A	79,710	0.0
3,520	Zhongji Innolight Co. Ltd. - Class A	670,249	0.1
21,700	Zhongjin Gold Corp. Ltd. - Class A	58,616	0.0
26,400	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	135,281	0.0
75,400	Zijin Mining Group Co. Ltd. - Class A	283,161	0.1
298,000	Zijin Mining Group Co. Ltd. - Class H	1,053,727	0.2
21,500 (1)	ZTE Corp. - Class A	115,384	0.0
33,200 (3)	ZTE Corp. - Class H	97,460	0.0
19,700 (3)	ZTO Express Cayman, Inc.	435,941	0.1
		117,899,414	18.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Colombia: 0.0%
22,954	Interconexion Electrica SA ESP	$198,098	0.0

	Czechia: 0.1%
6,048	CEZ AS	353,705	0.1
3,685	Komercni Banka AS	168,982	0.0
13,825 (2)	Moneta Money Bank AS	121,183	0.0
		643,870	0.1

	Egypt: 0.1%
128,041	Commercial International Bank Egypt SAE	332,733	0.1
38,094	Talaat Moustafa Group	73,458	0.0
		406,191	0.1

	Greece: 0.5%
84,913	Alpha Bank SA	384,346	0.1
131,651	Eurobank SA	627,890	0.1
1,011	GEK Terna Holding Real Estate Construction SA	50,897	0.0
8,013	Hellenic Telecommunications Organization SA	177,935	0.0
5,875	Jumbo SA	150,739	0.0
43,515	National Bank of Greece SA	751,786	0.1
8,312	OPAP SA	132,419	0.0
57,859	Piraeus Bank SA	602,244	0.1
9,362	Public Power Corp. SA	246,297	0.1
		3,124,553	0.5

	Hong Kong: 0.1%
50,500	Kingboard Laminates Holdings Ltd.	646,604	0.1
6,000 (3)	Orient Overseas International Ltd.	93,514	0.0
16,500	Zijin Gold International Co. Ltd.	188,560	0.0
		928,678	0.1

	Hungary: 0.3%
18,566	MOL Hungarian Oil & Gas PLC	220,632	0.0
11,015	OTP Bank Nyrt	1,626,982	0.3
6,593	Richter Gedeon Nyrt	255,572	0.0
		2,103,186	0.3

	India: 10.9%
2,477	ABB India Ltd.	184,415	0.0
8,169	Adani Enterprises Ltd.	262,525	0.1
26,347	Adani Ports & Special Economic Zone Ltd.	504,701	0.1
151,203 (1)	Adani Power Ltd.	357,830	0.1
30,754 (1)	Aditya Birla Capital Ltd.	127,575	0.0
2,241	Alkem Laboratories Ltd.	131,893	0.0
34,432	Ambuja Cements Ltd.	153,697	0.0
9,863	APL Apollo Tubes Ltd.	186,629	0.0
4,967	Apollo Hospitals Enterprise Ltd.	455,911	0.1
143,584	Ashok Leyland Ltd.	239,936	0.0
19,548	Asian Paints Ltd.	544,668	0.1
5,337	Astral Ltd.	75,388	0.0
27,068 (2)	AU Small Finance Bank Ltd.	297,033	0.1

See Accompanying Notes to Financial Statements

27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
13,770	Aurobindo Pharma Ltd.	$229,954	0.0
7,433 (1)(2)	Avenue Supermarts Ltd.	344,153	0.1
116,487	Axis Bank Ltd.	1,657,862	0.3
3,335	Bajaj Auto Ltd.	343,031	0.1
19,049	Bajaj Finserv Ltd.	358,686	0.1
1,357	Bajaj Holdings & Investment Ltd.	152,219	0.0
3,876	Balkrishna Industries Ltd.	89,469	0.0
53,619	Bank of Baroda	154,512	0.0
175,937	Bharat Electronics Ltd.	766,794	0.1
12,603	Bharat Forge Ltd.	285,899	0.1
63,430	Bharat Heavy Electricals Ltd.	278,164	0.1
78,716	Bharat Petroleum Corp. Ltd.	253,225	0.0
133,105	Bharti Airtel Ltd.	2,607,427	0.4
360	Bosch Ltd.	152,011	0.0
5,254	Britannia Industries Ltd.	286,029	0.1
10,223 (1)	BSE Ltd.	418,561	0.1
96,301	Canara Bank	127,910	0.0
33,664	CG Power & Industrial Solutions Ltd.	339,542	0.1
21,991	Cholamandalam Investment and Finance Co. Ltd.	416,633	0.1
25,572	Cipla Ltd./India	396,351	0.1
77,685	Coal India Ltd.	360,838	0.1
125,680	Coforge Ltd.	1,336,680	0.2
5,721	Colgate-Palmolive India Ltd.	120,855	0.0
6,117	Coromandel International Ltd.	129,688	0.0
6,705	Cummins India Ltd.	401,678	0.1
21,237	Dabur India Ltd.	94,813	0.0
5,835	Divi's Laboratories Ltd.	405,960	0.1
1,876	Dixon Technologies India Ltd.	236,653	0.0
32,902	DLF Ltd.	215,949	0.0
25,526	Dr Reddy's Laboratories Ltd.	367,779	0.1
6,950	Eicher Motors Ltd.	520,440	0.1
56,721	Federal Bank Ltd.	198,037	0.0
25,359	Fortis Healthcare Ltd.	256,593	0.1
58,262 (1)	FSN E-Commerce Ventures Ltd.	191,408	0.0
116,328	GAIL India Ltd.	213,552	0.0
6,699	GE Vernova T&D India Ltd.	351,397	0.1
142,064 (1)	GMR Airports Infrastructure Ltd.	168,493	0.0
19,030	Godrej Consumer Products Ltd.	203,324	0.0
7,612 (1)	Godrej Properties Ltd.	150,493	0.0
13,792	Grasim Industries Ltd.	452,125	0.1
11,319	Havells India Ltd.	138,919	0.0
44,524	HCL Technologies Ltd.	505,726	0.1
10,073 (2)	HDFC Asset Management Co. Ltd.	282,795	0.1
574,550	HDFC Bank Ltd.	4,848,890	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
49,552 (2)	HDFC Life Insurance Co. Ltd.	$301,871	0.1
6,101	Hero MotoCorp Ltd.	309,666	0.1
66,631	Hindalco Industries Ltd.	676,768	0.1
8,484	Hindustan Aeronautics Ltd.	393,259	0.1
48,849	Hindustan Petroleum Corp. Ltd.	204,343	0.0
34,875	Hindustan Unilever Ltd.	781,022	0.1
641	Hitachi Energy India Ltd.	237,139	0.0
267,268	ICICI Bank Ltd.	3,901,373	0.6
12,306 (2)	ICICI Lombard General Insurance Co. Ltd.	226,733	0.0
19,514 (2)	ICICI Prudential Life Insurance Co. Ltd.	100,679	0.0
208,141	IDFC First Bank Ltd.	175,050	0.0
3,871	Indian Bank	33,435	0.0
42,568	Indian Hotels Co. Ltd.	321,809	0.1
140,670	Indian Oil Corp. Ltd.	207,712	0.0
64,838 (1)	Indus Towers Ltd.	268,372	0.1
30,720	IndusInd Bank Ltd.	300,427	0.1
18,204	Info Edge India Ltd.	188,517	0.0
153,947	Infosys Ltd.	1,632,144	0.3
9,670 (2)	InterGlobe Aviation Ltd.	549,360	0.1
151,004	ITC Ltd.	457,981	0.1
15,891	Jindal Stainless Ltd.	116,440	0.0
19,146	Jindal Steel & Power Ltd.	214,724	0.0
21,150	JSW Energy Ltd.	130,488	0.0
31,720	JSW Steel Ltd.	411,417	0.1
276,165	Kotak Mahindra Bank Ltd.	1,145,656	0.2
35,363	L&T Finance Ltd.	116,333	0.0
34,336	Larsen & Toubro Ltd.	1,505,539	0.2
3,467 (2)	LTIMindtree Ltd.	129,908	0.0
11,514	Lupin Ltd.	294,290	0.1
14,611 (2)	Macrotech Developers Ltd.	147,774	0.0
43,884	Mahindra & Mahindra Ltd.	1,427,318	0.2
5,503	Mankind Pharma Ltd.	148,131	0.0
25,162	Marico Ltd.	222,520	0.0
5,895	Maruti Suzuki India Ltd.	881,333	0.1
35,321	Max Healthcare Institute Ltd.	421,814	0.1
6,600	Mphasis Ltd.	151,183	0.0
119	MRF Ltd.	160,877	0.0
5,172	Multi Commodity Exchange of India Ltd.	155,477	0.0
5,716	Muthoot Finance Ltd.	181,517	0.0
34,645	National Aluminium Co. Ltd.	124,825	0.0
27,884	Nestle India Ltd.	414,003	0.1
145,277	NHPC Ltd.	124,955	0.0
168,716	NMDC Ltd.	152,039	0.0
220,875	NTPC Ltd.	832,734	0.1
6,353	Oberoi Realty Ltd.	118,935	0.0
128,779	Oil & Natural Gas Corp. Ltd.	319,321	0.1
21,518	Oil India Ltd.	94,661	0.0
20,643 (1)	One 97 Communications Ltd.	249,477	0.0

See Accompanying Notes to Financial Statements

28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
1,189	Oracle Financial Services Software Ltd. - Class 1	$135,628	0.0
273	Page Industries Ltd.	119,414	0.0
17,915 (1)	PB Fintech Ltd.	308,661	0.1
5,357	Persistent Systems Ltd.	245,589	0.0
40,524	Petronet LNG Ltd.	120,356	0.0
9,905	Phoenix Mills Ltd.	204,272	0.0
3,781	PI Industries Ltd.	102,164	0.0
14,414	Pidilite Industries Ltd.	242,902	0.0
2,819	Polycab India Ltd.	297,278	0.1
66,441	Power Finance Corp. Ltd.	298,339	0.1
210,246	Power Grid Corp. of India Ltd.	635,924	0.1
9,468	Prestige Estates Projects Ltd.	156,835	0.0
121,631	Punjab National Bank	137,282	0.0
59,112	REC Ltd.	227,558	0.0
307,181	Reliance Industries Ltd.	4,207,955	0.7
149,698	Reliance Strategic Investments Ltd.	374,706	0.1
220,217	Samvardhana Motherson International Ltd.	345,295	0.1
12,533	SBI Cards & Payment Services Ltd.	78,644	0.0
22,716 (2)	SBI Life Insurance Co. Ltd.	423,997	0.1
430	Shree Cement Ltd.	114,811	0.0
72,644	Shriram Finance Ltd.	801,504	0.1
4,416	Siemens Energy India Ltd.	172,204	0.0
4,199 (1)	Siemens Ltd.	159,882	0.0
1,185	Solar Industries India Ltd.	234,379	0.0
7,136	SRF Ltd.	206,811	0.0
93,166	State Bank of India	1,012,171	0.2
45,270	Sun Pharmaceutical Industries Ltd.	891,241	0.1
3,362	Sundaram Finance Ltd.	160,252	0.0
3,185	Supreme Industries Ltd.	106,405	0.0
540,602 (1)	Suzlon Energy Ltd.	337,217	0.1
71,762 (1)	Swiggy Ltd.	181,725	0.0
6,117	Tata Communications Ltd.	127,458	0.0
40,590	Tata Consultancy Services Ltd.	872,421	0.1
27,551	Tata Consumer Products Ltd.	313,555	0.1
187,358	Tata Motors Ltd.	770,054	0.1
79,893	Tata Power Co. Ltd.	325,795	0.1
385,033	Tata Steel Ltd.	766,327	0.1
27,749	Tech Mahindra Ltd.	413,030	0.1
17,451	Titan Co. Ltd.	812,803	0.1
5,191	Torrent Pharmaceuticals Ltd.	253,407	0.1
9,602	Torrent Power Ltd.	143,585	0.0
13,551	Trent Ltd.	470,694	0.1
5,337	Tube Investments of India Ltd.	171,115	0.0
12,002	TVS Motor Co. Ltd.	439,462	0.1
5,210	UltraTech Cement Ltd.	620,280	0.1
82,457	Union Bank of India Ltd.	150,481	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
14,345	United Spirits Ltd.	$205,179	0.0
25,673	UPL Ltd.	155,192	0.0
63,646	Varun Beverages Ltd.	342,175	0.1
71,194 (1)	Vedanta Aluminium Metal Ltd.	337,292	0.1
71,194	Vedanta Ltd.	211,993	0.0
118,793 (1)	Vishal Mega Mart Ltd.	148,272	0.0
1,360,047 (1)	Vodafone Idea Ltd.	208,047	0.0
11,400	Voltas Ltd.	154,163	0.0
4,685	WAAREE Energies Ltd.	146,416	0.0
127,968	Wipro Ltd.	231,029	0.0
815,603 (1)	Yes Bank Ltd.	208,562	0.0
122,995 (1)	Zomato Ltd.	344,725	0.1
9,637	Zydus Lifesciences Ltd.	113,331	0.0
		69,493,311	10.9

	Indonesia: 0.4%
814,100	Astra International Tbk PT	205,802	0.0
2,458,300	Bank Central Asia Tbk PT	766,020	0.1
1,854,600	Bank Mandiri Persero Tbk PT	400,013	0.1
637,200	Bank Negara Indonesia Persero Tbk PT	113,098	0.0
3,003,100	Bank Rakyat Indonesia Persero Tbk PT	459,816	0.1
1,011,249 (1)	Barito Pacific Tbk PT	73,470	0.0
3,051,800 (1)	Bumi Resources Minerals Tbk PT	81,779	0.0
297,300	Charoen Pokphand Indonesia Tbk PT	56,534	0.0
48,521,100 (1)	GoTo Gojek Tokopedia Tbk PT	135,685	0.0
2,255,100	Telkom Indonesia Persero Tbk PT	299,548	0.1
61,800	United Tractors Tbk PT	79,497	0.0
		2,671,262	0.4

	Kuwait: 0.5%
90,835	Boubyan Bank KSCP	186,042	0.0
119,061	Gulf Bank KSCP	135,565	0.0
554,257	Kuwait Finance House KSCP	1,372,858	0.2
39,578	Mabanee Co. KPSC	118,095	0.0
97,456	Mobile Telecommunications Co. KSCP	191,815	0.1
436,897	National Bank of Kuwait SAKP	1,137,840	0.2
142,550	Warba Bank KSCP	128,548	0.0
		3,270,763	0.5
	Luxembourg: 0.0%
6,951	Reinet Investments SCA	192,413	0.0

	Malaysia: 0.9%
136,800	AMMB Holdings Bhd	213,974	0.1
155,800	CelcomDIGI Bhd	102,122	0.0
398,700	CIMB Group Holdings Bhd	725,852	0.1
244,900	Gamuda Bhd	263,116	0.1
34,300	Hong Leong Bank Bhd	180,254	0.0

See Accompanying Notes to Financial Statements

29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Malaysia (continued)
81,700	IHH Healthcare Bhd	$168,573	0.0
107,300	IOI Corp. Bhd	111,277	0.0
22,800	Kuala Lumpur Kepong Bhd	118,426	0.0
288,200	Malayan Banking Bhd	762,974	0.1
118,000	Maxis Bhd	97,910	0.0
63,000	MISC Bhd	120,515	0.0
126,500	Petronas Chemicals Group Bhd	125,161	0.0
39,200	Petronas Gas Bhd	168,048	0.0
193,500	Press Metal Aluminium Holdings Bhd	365,230	0.1
739,900	Public Bank Bhd	872,243	0.2
90,900	RHB Bank Bhd	184,792	0.1
101,300	Sime Darby Plantation Bhd	148,565	0.0
134,600	Sunway Bhd	170,318	0.0
64,300	Telekom Malaysia Bhd	117,533	0.0
129,600	Tenaga Nasional Bhd	455,040	0.1
159,320	YTL Power International Bhd	163,810	0.0
		5,635,733	0.9

	Mexico: 1.7%
182,878	Alfa SAB de CV - Class A	167,845	0.0
764,707	America Movil SAB de CV	993,955	0.2
25,016 (3)	Arca Continental SAB de CV	299,148	0.1
776,494	Cemex SAB de CV	932,459	0.2
25,008	Coca-Cola Femsa SAB de CV	265,803	0.0
138,240 (3)	Fibra Uno Administracion SA de CV	237,547	0.0
84,320	Fomento Economico Mexicano SAB de CV	1,077,657	0.2
6,718 (3)	Gruma SAB de CV - Class B	108,352	0.0
14,010	Grupo Aeroportuario del Centro Norte SAB de CV	198,019	0.0
19,704 (3)	Grupo Aeroportuario del Pacifico SAB de CV - Class B	497,910	0.1
8,904	Grupo Aeroportuario del Sureste SAB de CV - Class B	272,973	0.1
64,871	Grupo Bimbo SAB de CV	211,816	0.0
28,141	Grupo Carso SAB de CV	210,017	0.0
121,569	Grupo Financiero Banorte SAB de CV - Class O	1,287,467	0.2
77,912	Grupo Financiero Inbursa SAB de CV - Class O	185,697	0.0
149,638	Grupo Mexico SAB de CV	1,691,006	0.3
9,752	Industrias Penoles SAB de CV	425,653	0.1
68,449	Kimberly-Clark de Mexico SAB de CV - Class A	151,165	0.0
55,324	Prologis Property Mexico SA de CV	238,854	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
9,010	Promotora y Operadora de Infraestructura SAB de CV	$143,114	0.0
4,768	Southern Copper Corp.	830,872	0.1
259,179	Wal-Mart de Mexico SAB de CV	759,715	0.1
		11,187,044	1.7

	Peru: 0.3%
8,872	Cia de Minas Buenaventura SAA, ADR	259,861	0.1
3,454	Credicorp Ltd.	1,345,609	0.2
		1,605,470	0.3

	Philippines: 0.3%
11,510	Ayala Corp.	78,627	0.0
289,300	Ayala Land, Inc.	69,897	0.0
88,375	Bank of the Philippine Islands	138,626	0.1
116,206	BDO Unibank, Inc.	225,601	0.1
48,910	International Container Terminal Services, Inc.	711,699	0.1
9,680	Manila Electric Co.	89,907	0.0
95,660	Metropolitan Bank & Trust Co.	101,581	0.0
3,505	PLDT, Inc.	64,497	0.0
9,490	SM Investments Corp.	91,484	0.0
468,300	SM Prime Holdings, Inc.	138,273	0.0
		1,710,192	0.3

	Poland: 1.0%
41,103 (1)(2)	Allegro.eu SA	413,696	0.1
2,832 (3)	Asseco Poland SA	126,090	0.0
32,094 (1)	Bank Millennium SA	166,862	0.0
8,883	Bank Polska Kasa Opieki SA	541,205	0.1
654	Budimex SA	128,413	0.0
3,404	CD Projekt SA	203,240	0.0
24,190 (1)(2)	Dino Polska SA	182,757	0.0
7,333	KGHM Polska Miedz SA	648,058	0.1
54	L.P. SA	262,725	0.1
664 (1)	mBank SA	240,950	0.0
46,667 (1)	PGE Polska Grupa Energetyczna SA	117,332	0.0
29,213	Polski Koncern Naftowy ORLEN SA	982,244	0.2
44,052	Powszechna Kasa Oszczednosci Bank Polski SA	1,209,539	0.2
26,508	Powszechny Zaklad Ubezpieczen SA	463,215	0.1
2,049	Santander Bank Polska SA	351,474	0.1
20,122 (1)	Zabka Group SA	145,725	0.0
		6,183,525	1.0

	Qatar: 0.5%
165,943	Commercial Bank PSQC	184,551	0.1
77,468	Industries Qatar QSC	234,042	0.1
319,667	Masraf Al Rayan QSC	180,364	0.0
311,140	Mesaieed Petrochemical Holding Co.	99,292	0.0
45,861	Ooredoo QPSC	166,893	0.0

See Accompanying Notes to Financial Statements

30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Qatar (continued)
33,563	Qatar Fuel QSC	$130,096	0.0
150,776	Qatar Gas Transport Co. Ltd.	178,266	0.0
55,221	Qatar International Islamic Bank QSC	168,540	0.0
88,781	Qatar Islamic Bank SAQ	533,693	0.1
226,440	Qatar National Bank QPSC	1,073,966	0.2
		2,949,703	0.5

	Romania: 0.0%
29,115	NEPI Rockcastle NV	260,592	0.0

	Saudi Arabia: 2.3%
11,868 (1)(3)	ACWA Power Co.	613,080	0.1
18,303	Ades Holding Co.	90,706	0.0
148,564	Al Rajhi Bank	2,606,115	0.4
77,376	Alinma Bank	503,463	0.1
22,631	Almarai Co. JSC	273,951	0.1
46,294	Arab National Bank	255,582	0.0
39,917	Bank AlBilad	259,206	0.1
38,446	Bank Al-Jazira	118,834	0.0
63,904	Banque Saudi Fransi	330,065	0.1
4,211 (3)	Bupa Arabia for Cooperative Insurance Co.	196,131	0.0
4,070	Co. for Cooperative Insurance	159,439	0.0
28,554 (1)(3)	Dar Al Arkan Real Estate Development Co.	136,873	0.0
4,161 (3)	Dr Sulaiman Al Habib Medical Services Group Co.	234,784	0.0
1,262	Elm Co.	230,859	0.0
20,017	Etihad Etisalat Co.	322,056	0.1
28,099 (1)(3)	Jabal Omar Development Co.	113,126	0.0
29,964	Jarir Marketing Co.	133,657	0.0
5,420	Makkah Construction & Development Co.	119,661	0.0
5,006	Mouwasat Medical Services Co.	84,953	0.0
98,996	Riyad Bank	524,765	0.1
12,259	SABIC Agri-Nutrients Co.	403,847	0.1
59,966 (1)	Saudi Arabian Mining Co.	948,323	0.2
300,719 (2)	Saudi Arabian Oil Co.	2,089,598	0.3
51,437	Saudi Awwal Bank	443,081	0.1
46,175	Saudi Basic Industries Corp.	633,411	0.1
37,844	Saudi Electricity Co.	179,289	0.0
31,956	Saudi Investment Bank	114,160	0.0
148,824	Saudi National Bank	1,532,040	0.2
2,878 (3)	Saudi Tadawul Group Holding Co.	101,341	0.0
100,417	Saudi Telecom Co.	1,155,656	0.2
16,094 (3)	Yanbu National Petrochemical Co.	125,946	0.0
		15,033,998	2.3

	South Africa: 2.5%
43,534	Absa Group Ltd.	606,538	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa (continued)
13,557	Anglo American Platinum Ltd.	$911,125	0.1
16,612	Bid Corp. Ltd.	452,925	0.1
16,041	Bidvest Group Ltd.	234,514	0.0
4,397	Capitec Bank Holdings Ltd.	1,276,514	0.2
11,745	Clicks Group Ltd.	163,104	0.0
27,178	Discovery Ltd.	438,858	0.1
255,013	FirstRand Ltd.	1,515,771	0.2
45,417	Gold Fields Ltd.	1,524,440	0.2
29,307	Harmony Gold Mining Co. Ltd.	448,424	0.1
46,603	Impala Platinum Holdings Ltd.	489,601	0.1
88,626	MTN Group Ltd.	1,234,314	0.2
38,670	Naspers Ltd. - Class N	1,941,768	0.3
22,114	Nedbank Group Ltd.	364,449	0.1
18,969	Northam Platinum Holdings Ltd.	274,025	0.0
41,434	OUTsurance Group Ltd.	198,771	0.0
176,878 (2)	Pepkor Holdings Ltd.	239,137	0.0
24,994	Remgro Ltd.	300,599	0.1
91,021	Sanlam Ltd.	490,280	0.1
29,715 (1)	Sasol Ltd.	293,530	0.1
23,089	Shoprite Holdings Ltd.	416,123	0.1
146,732	Sibanye Stillwater Ltd.	311,764	0.1
66,489	Standard Bank Group Ltd.	1,312,504	0.2
31,134	Vodacom Group Ltd.	288,474	0.0
		15,727,552	2.5

	South Korea: 22.8%
2,040	Alteogen, Inc.	477,520	0.1
1,434	Amorepacific Corp.	98,591	0.0
1,244	APR Corp./Korea	312,129	0.1
7,666	Celltrion, Inc.	863,457	0.1
2,185	DB Insurance Co. Ltd.	190,383	0.0
374	Doosan Co. Ltd.	366,431	0.1
22,766 (1)	Doosan Enerbility Co. Ltd.	1,297,059	0.2
2,563	Ecopro BM Co. Ltd.	238,849	0.0
5,214	Ecopro Co. Ltd.	363,945	0.1
13,659	Hana Financial Group, Inc.	1,020,245	0.2
3,420	Hankook Tire & Technology Co. Ltd.	137,961	0.0
2,085	Hanmi Semiconductor Co. Ltd.	353,414	0.1
1,695	Hanwha Aerospace Co. Ltd.	1,096,972	0.2
6,586 (1)	Hanwha Ocean Co. Ltd.	432,404	0.1
3,866	Hanwha Systems Co. Ltd.	183,748	0.0
2,118	HD Hyundai Co. Ltd.	275,832	0.0
1,198	HD Hyundai Electric Co. Ltd.	768,494	0.1
1,591	HD Hyundai Heavy Industries Co. Ltd.	613,448	0.1

See Accompanying Notes to Financial Statements

31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
2,139	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	$488,158	0.1
6,031 (1)	HLB, Inc.	202,969	0.0
10,408	HMM Co. Ltd.	125,829	0.0
1,221	HYBE Co. Ltd.	152,883	0.0
263	Hyosung Heavy Industries Corp.	597,692	0.1
3,752	Hyundai Engineering & Construction Co. Ltd.	281,075	0.0
1,903	Hyundai Glovis Co. Ltd.	228,115	0.0
2,984	Hyundai Mobis Co. Ltd.	982,728	0.2
6,788	Hyundai Motor Co.	2,212,645	0.3
3,593	Hyundai Rotem Co. Ltd.	404,916	0.1
10,125	Industrial Bank of Korea	130,848	0.0
15,680	Kakao Corp.	353,576	0.1
8,521	KakaoBank Corp.	115,919	0.0
17,844	KB Financial Group, Inc.	1,846,270	0.3
11,826	Kia Corp.	1,068,097	0.2
3,631	Korea Aerospace Industries Ltd.	344,949	0.1
12,935	Korea Electric Power Corp.	311,672	0.1
2,143	Korea Investment Holdings Co. Ltd.	310,426	0.1
9,322	Korean Air Lines Co. Ltd.	167,076	0.0
1,456	Krafton, Inc.	223,264	0.0
4,691	KT&G Corp.	516,269	0.1
2,350	LG Chem Ltd.	430,778	0.1
4,294	LG Corp.	272,134	0.0
15,787 (1)	LG Display Co. Ltd.	118,950	0.0
5,358	LG Electronics, Inc.	714,311	0.1
2,381 (1)	LG Energy Solution Ltd.	563,309	0.1
645	LIG Nex1 Co. Ltd.	299,332	0.1
3,837	LS Electric Co. Ltd.	601,883	0.1
3,294 (1)	Meritz Financial Group, Inc.	226,255	0.0
10,033	Mirae Asset Securities Co. Ltd.	281,656	0.0
7,119	NAVER Corp.	923,716	0.1
7,019	NH Investment & Securities Co. Ltd.	134,948	0.0
1,732	POSCO Future M Co. Ltd.	198,962	0.0
3,625	POSCO Holdings, Inc.	748,918	0.1
2,247	Posco International Corp.	71,284	0.0
562 (1)(2)	Samsung Biologics Co. Ltd.	508,076	0.1
4,114	Samsung C&T Corp.	1,273,796	0.2
2,839	Samsung Electro-Mechanics Co. Ltd.	4,111,552	0.6
236,502	Samsung Electronics Co. Ltd.	52,479,142	8.2
327 (1)	Samsung Episholdings Co. Ltd.	91,494	0.0
1,463	Samsung Fire & Marine Insurance Co. Ltd.	590,366	0.1
33,442 (1)	Samsung Heavy Industries Co. Ltd.	508,622	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
4,064	Samsung Life Insurance Co. Ltd.	$1,070,144	0.2
3,078 (1)	Samsung SDI Co. Ltd.	981,053	0.2
1,962	Samsung SDS Co. Ltd.	246,457	0.0
209	Samyang Foods Co. Ltd.	152,140	0.0
20,899	Shinhan Financial Group Co. Ltd.	1,310,360	0.2
27,936	SK Hynix, Inc.	49,295,378	7.7
3,275 (1)	SK Innovation Co. Ltd.	201,986	0.0
4,676	SK Square Co. Ltd.	5,287,904	0.8
5,388	SK Telecom Co. Ltd.	307,089	0.1
1,846	SK, Inc.	1,012,278	0.2
2,196	S-Oil Corp.	150,734	0.0
32,259	Woori Financial Group, Inc.	609,257	0.1
2,805	Yuhan Corp.	127,743	0.0
		146,058,265	22.8

	Taiwan: 27.4%
26,000	Accton Technology Corp.	2,073,816	0.3
24,595	Advantech Co. Ltd.	383,706	0.1
4,000	Alchip Technologies Ltd.	535,721	0.1
170,000	ASE Technology Holding Co. Ltd.	3,793,815	0.6
16,000	Asia Vital Components Co. Ltd.	1,294,244	0.2
1,000	ASPEED Technology, Inc.	527,658	0.1
34,000	Asustek Computer, Inc.	754,549	0.1
9,000	Bizlink Holding, Inc.	551,522	0.1
49,000 (1)	Caliway Biopharmaceuticals Co. Ltd.	155,259	0.0
477,000	Cathay Financial Holding Co. Ltd.	1,479,269	0.2
74,742	Chailease Holding Co. Ltd.	276,426	0.0
331,187	Chang Hwa Commercial Bank Ltd.	250,445	0.0
767,280	China Development Financial Holding Corp.	697,132	0.1
603,000	China Steel Corp.	357,463	0.1
18,000	Chroma ATE, Inc.	1,250,882	0.2
186,000	Chunghwa Telecom Co. Ltd.	825,593	0.1
843,000	CTBC Financial Holding Co. Ltd.	1,889,593	0.3
99,000	Delta Electronics, Inc.	6,217,575	1.0
41,000	E Ink Holdings, Inc.	279,989	0.0
702,182	E.Sun Financial Holding Co. Ltd.	761,989	0.1
15,000	Elite Material Co. Ltd.	2,593,208	0.4
3,000	eMemory Technology, Inc.	282,573	0.0
132,000	Eva Airways Corp.	187,190	0.0
52,000	Evergreen Marine Corp. Taiwan Ltd.	301,901	0.1
88,000	Far EasTone Telecommunications Co. Ltd.	290,219	0.1
545,988	First Financial Holding Co. Ltd.	563,113	0.1

See Accompanying Notes to Financial Statements

32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
176,000	Formosa Chemicals & Fibre Corp.	$302,965	0.1
198,000	Formosa Plastics Corp.	339,627	0.1
7,350	Fortune Electric Co. Ltd.	181,456	0.0
420,285	Fubon Financial Holding Co. Ltd.	1,716,931	0.3
28,000	Gigabyte Technology Co. Ltd.	305,928	0.1
4,000	Global Unichip Corp.	620,285	0.1
14,000	Globalwafers Co. Ltd.	451,862	0.1
17,000	Gold Circuit Electronics Ltd.	652,861	0.1
618,000	Hon Hai Precision Industry Co. Ltd.	4,931,449	0.8
4,000	Hon Precision, Inc.	821,813	0.1
13,420	Hotai Motor Co. Ltd.	197,261	0.0
454,367	Hua Nan Financial Holdings Co. Ltd.	544,949	0.1
379,544	Innolux Corp.	840,004	0.1
11,000	International Games System Co. Ltd.	273,978	0.0
133,000	Inventec Corp.	281,966	0.0
4,000	Jentech Precision Industrial Co. Ltd.	439,321	0.1
3,000	King Slide Works Co. Ltd.	702,989	0.1
58,000	King Yuan Electronics Co. Ltd.	627,693	0.1
5,000	Largan Precision Co. Ltd.	677,326	0.1
101,000	Lite-On Technology Corp.	714,804	0.1
4,000	Lotes Co. Ltd.	269,782	0.0
73,000	MediaTek, Inc.	9,947,325	1.6
563,756	Mega Financial Holding Co. Ltd.	819,377	0.1
4,000	MPI Corp.	782,287	0.1
244,000	Nan Ya Plastics Corp.	1,298,820	0.2
30,000	Novatek Microelectronics Corp.	507,353	0.1
105,000	Pegatron Corp.	277,774	0.0
14,426	PharmaEssentia Corp.	609,275	0.1
24,000	President Chain Store Corp.	168,318	0.0
137,000	Quanta Computer, Inc.	1,597,215	0.3
26,000	Realtek Semiconductor Corp.	663,637	0.1
179,000	Shanghai Commercial & Savings Bank Ltd.	240,810	0.0
598,016	SinoPac Financial Holdings Co. Ltd.	754,212	0.1
1,068,245	Taishin Financial Holding Co. Ltd.	1,121,546	0.2
321,968	Taiwan Business Bank	180,074	0.0
321,000	Taiwan Cement Corp.	243,476	0.0
511,942	Taiwan Cooperative Financial Holding Co. Ltd.	400,586	0.1
84,000	Taiwan Mobile Co. Ltd.	307,204	0.1
1,246,000	Taiwan Semiconductor Manufacturing Co. Ltd.	98,297,290	15.3
67,556	Unimicron Technology Corp.	2,327,165	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
235,000	Uni-President Enterprises Corp.	$551,038	0.1
575,000	United Microelectronics Corp.	3,084,186	0.5
62,477	Vanguard International Semiconductor Corp.	431,388	0.1
32,000	Wan Hai Lines Ltd.	79,721	0.0
155,000	Wistron Corp.	781,883	0.1
5,000	Wiwynn Corp.	738,598	0.1
78,908	Yageo Corp.	2,878,491	0.5
84,000	Yang Ming Marine Transport Corp.	137,337	0.0
540,838	Yuanta Financial Holding Co. Ltd.	1,124,860	0.2
38,000	Zhen Ding Technology Holding Ltd.	765,424	0.1
		175,586,770	27.4

	Thailand: 1.0%
48,900	Advanced Info Service PCL	541,725	0.1
202,600	Airports of Thailand PCL	394,567	0.1
530,600	Bangkok Dusit Medical Services PCL - Class F	309,068	0.1
30,200	Bumrungrad Hospital PCL	171,773	0.0
105,700	Central Pattana PCL	214,183	0.0
163,900	Charoen Pokphand Foods PCL	96,853	0.0
263,900	CP ALL PCL - Foreign	373,229	0.1
158,956	Delta Electronics Thailand PCL	1,584,910	0.3
196,311	Gulf Development PCL	364,730	0.1
30,400	Kasikornbank PCL	199,916	0.0
184,500	Krung Thai Bank PCL	211,780	0.0
143,300	Minor International PCL	107,130	0.0
61,000	PTT Exploration & Production PCL	245,156	0.0
501,300	PTT PCL - Foreign	536,283	0.1
42,000	SCB X PCL - Foreign	187,620	0.0
40,800	Siam Cement PCL - Foreign	300,984	0.1
1,198,700	TMBThanachart Bank PCL	89,000	0.0
540,600	True Corp. PCL	210,453	0.0
		6,139,360	1.0

	Turkey: 0.4%
160,236	Akbank TAS	265,241	0.1
58,710	Aselsan Elektronik Sanayi Ve Ticaret AS	434,225	0.1
46,255	BIM Birlesik Magazalar AS	362,799	0.1
181,195	Eregli Demir ve Celik Fabrikalari TAS	157,700	0.0
60,046	Haci Omer Sabanci Holding AS	125,822	0.0
34,394	KOC Holding AS	143,194	0.0
26,772	Turk Hava Yollari AO	187,708	0.0
58,185	Turkcell Iletisim Hizmetleri AS	134,314	0.0

See Accompanying Notes to Financial Statements

33

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Turkey (continued)
452,281	Turkiye Is Bankasi AS - Class C	$143,899	0.0
50,495	Turkiye Petrol Rafinerileri AS	245,406	0.1
175,733 (1)	Yapi ve Kredi Bankasi AS	151,708	0.0
		2,352,016	0.4

	United Arab Emirates: 1.1%
162,278	Abu Dhabi Commercial Bank PJSC	639,377	0.1
75,981	Abu Dhabi Islamic Bank PJSC	428,206	0.1
134,796	Abu Dhabi National Oil Co. for Distribution PJSC	143,927	0.0
130,699	ADNOC Drilling Co. PJSC	203,980	0.0
310,530	Adnoc Gas PLC	290,974	0.1
87,466	ADNOC Logistics & Services	143,434	0.0
127,812	Air Arabia PJSC	189,836	0.0
195,584	Aldar Properties PJSC	441,348	0.1
294,504	Dubai Electricity & Water Authority PJSC	223,001	0.0
149,162	Dubai Islamic Bank PJSC	302,658	0.1
42,471	Emaar Development PJSC	160,014	0.0
313,031	Emaar Properties PJSC	1,017,410	0.2
97,031	Emirates NBD Bank PJSC	782,034	0.1
176,871	Emirates Telecommunications Group Co. PJSC	925,321	0.1
224,320	First Abu Dhabi Bank PJSC	1,039,297	0.2
89,463	Salik Co. PJSC	143,346	0.0
		7,074,163	1.1

	United States: 0.2%
1,585 (3)	Aura Minerals, Inc.	99,776	0.0
40,700 (1)	BeOne Medicines Ltd. - Class H	887,090	0.2
16,549	JBS NV - Class A	196,105	0.0
3,902 (1)	Legend Biotech Corp., ADR	112,690	0.0
		1,295,661	0.2
	Total Common Stock (Cost $384,650,121)	620,236,257	96.8

PREFERRED STOCK: 2.2%
	Brazil: 1.1%
85,804 (1)	Axia Energia	899,884	0.1
278,421	Banco Bradesco SA - Preference Shares	974,040	0.2
17	Centrais Eletricas Brasileiras	179	0.0
92,323	Cia Energetica de Minas Gerais	193,506	0.0
68,404	Gerdau SA	275,614	0.0
287,717	Itau Unibanco Holding SA	2,361,186	0.4
302,398	Itausa SA	784,947	0.1
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Brazil (continued)
215,999	Petroleo Brasileiro SA	$1,580,358	0.3
		7,069,714	1.1

	Chile: 0.1%
7,336	Sociedad Quimica y Minera de Chile SA	544,651	0.1

	Colombia: 0.1%
34,309	Grupo Cibest SA	714,537	0.1

	India: 0.0%
50,140	TVS Motor Co. Ltd.	5,482	0.0

	South Korea: 0.9%
992	Hyundai Motor Co.	140,931	0.0
1,682	Hyundai Motor Co. - Second Preference Shares	237,272	0.0
40,627	Samsung Electronics Co. Ltd.	5,729,315	0.9
		6,107,518	0.9

	Total Preferred Stock (Cost $8,444,252)	14,441,902	2.2
	Total Long-Term Investments (Cost $393,094,373)	634,678,159	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Repurchase Agreements: 0.8%
1,155,842 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,155,957, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $1,178,959, due 03/31/29)	1,155,842	0.2
1,328,041 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,328,174, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,354,602, due 04/07/28-06/20/56)	1,328,041	0.2

See Accompanying Notes to Financial Statements

34

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,257,158 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,257,284, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,282,301, due 12/17/26-05/15/51)	$1,257,158	0.2
1,230,709 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,230,832, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,255,484, due 05/01/31-05/01/56)	1,230,709	0.2
	Total Repurchase Agreements (Cost $4,971,750)	4,971,750	0.8

	Time Deposits: 0.1%
146,227 (4)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	146,227	0.0
146,227 (4)	DZ Bank AG, 3.610%, 07/01/2026	146,227	0.0
146,227 (4)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	146,227	0.0
146,227 (4)	Mizuho Bank Ltd., 3.620%, 07/01/2026	146,227	0.1
146,227 (4)	Royal Bank of Canada, 3.670%, 07/01/2026	146,227	0.0
146,227 (4)	Societe Generale S.A., 3.630%, 07/01/2026	146,227	0.0
	Total Time Deposits (Cost $877,362)	877,362	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
5,506,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $5,506,000)	$5,506,000	0.9

	Total Short-Term Investments (Cost $11,355,112)	$11,355,112	1.8

	Total Investments in Securities (Cost $404,449,485)	$646,033,271	100.8
	Liabilities in Excess of Other Assets	(5,340,775)	(0.8)
	Net Assets	$640,692,496	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

Sector Diversification	Percentage of Net Assets
Information Technology	45.4%
Financials	18.0
Consumer Discretionary	7.2
Industrials	6.6
Communication Services	5.9
Materials	5.3
Energy	3.0
Consumer Staples	2.6
Health Care	2.3
Utilities	1.8
Real Estate	0.9
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

35

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$2,065,185	$—	$2,065,185
Brazil	16,235,568	—	—	16,235,568
Chile	2,203,721	—	—	2,203,721
China	9,677,088	108,222,326	—	117,899,414
Colombia	198,098	—	—	198,098
Czechia	643,870	—	—	643,870
Egypt	73,458	332,733	—	406,191
Greece	150,739	2,973,814	—	3,124,553
Hong Kong	—	928,678	—	928,678
Hungary	476,204	1,626,982	—	2,103,186
India	2,821,673	66,671,638	—	69,493,311
Indonesia	477,518	2,193,744	—	2,671,262
Kuwait	327,380	2,943,383	—	3,270,763
Luxembourg	192,413	—	—	192,413
Malaysia	677,733	4,958,000	—	5,635,733
Mexico	11,187,044	—	—	11,187,044
Peru	1,605,470	—	—	1,605,470
Philippines	499,872	1,210,320	—	1,710,192
Poland	1,633,807	4,549,718	—	6,183,525
Qatar	1,733,772	1,215,931	—	2,949,703
Romania	260,592	—	—	260,592
Saudi Arabia	4,504,803	10,529,195	—	15,033,998
South Africa	3,832,449	11,895,103	—	15,727,552
South Korea	1,467,412	144,590,853	—	146,058,265
Taiwan	4,053,675	171,533,095	—	175,586,770
Thailand	1,057,131	5,082,229	—	6,139,360
Turkey	434,225	1,917,791	—	2,352,016
United Arab Emirates	—	7,074,163	—	7,074,163
United States	408,571	887,090	—	1,295,661
Total Common Stock	66,834,286	553,401,971	—	620,236,257
Preferred Stock	8,334,384	6,107,518	—	14,441,902
Short-Term Investments	5,506,000	5,849,112	—	11,355,112
Total Investments, at fair value	$80,674,670	$565,358,601	$—	$646,033,271
Other Financial Instruments+
Futures	109,353	—	—	109,353
Total Assets	$80,784,023	$565,358,601	$—	$646,142,624
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(9)	$—	$(9)
Total Liabilities	$—	$(9)	$—	$(9)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

36

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

At June 30, 2026, the following forward foreign currency contracts were outstanding for Voya VACS Index Series EM Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	299	CNY	2,029	The Bank of New York Mellon	07/02/26	$—
USD	8,660	CNY	58,824	The Bank of New York Mellon	07/02/26	(9)
						$(9)

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI Emerging Markets Index	109	09/18/26	$9,577,285	$109,353
			$9,577,285	$109,353

Currency Abbreviations:
CNY	—	Chinese Yuan
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$109,353
Total Asset Derivatives		$109,353

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$9
Total Liability Derivatives		$9

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$2,729,592	$2,729,592
Foreign exchange contracts	26,661	—	26,661
Total	$26,661	$2,729,592	$2,756,253

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(239,424)	$(239,424)
Foreign exchange contracts	(9)	—	(9)
Total	$(9)	$(239,424)	$(239,433)

See Accompanying Notes to Financial Statements

37

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2026:

The Bank of New York Mellon
Liabilities:
Forward foreign currency contracts	$9
Total Liabilities	$9
Net OTC derivative instruments by counterparty, at fair value	$(9)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(9)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $413,313,312.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$263,633,557
Gross Unrealized Depreciation	(29,929,837)
Net Unrealized Appreciation	$233,703,720

See Accompanying Notes to Financial Statements

38

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Australia: 7.0%
308,340	ANZ Group Holdings Ltd.	$7,524,833	0.3
135,414	APA Group	948,780	0.0
55,522	Aristocrat Leisure Ltd.	2,352,876	0.1
19,990	ASX Ltd.	737,693	0.0
519,805	BHP Group Ltd. - Class DI	21,661,755	0.9
138,115	Brambles Ltd.	1,864,836	0.1
37,257	CAR Group Ltd.	665,075	0.0
6,690	Cochlear Ltd.	561,930	0.0
137,398	Coles Group Ltd.	2,314,254	0.1
171,188	Commonwealth Bank of Australia	19,509,264	0.8
53,250	Computershare Ltd.	1,410,214	0.1
49,646	CSL Ltd.	3,960,986	0.2
207,772	Evolution Mining Ltd.	1,718,010	0.1
165,357	Fortescue Metals Group Ltd.	2,200,943	0.1
960,382	Glencore PLC	6,548,313	0.3
203,944	Goodman Group	4,400,330	0.2
228,394	Insurance Australia Group Ltd.	1,277,392	0.1
227,687	Lottery Corp. Ltd.	905,125	0.0
92,665 (1)	Lynas Rare Earths Ltd.	1,162,745	0.1
37,039	Macquarie Group Ltd.	6,438,993	0.3
281,723	Medibank Pvt Ltd.	967,932	0.0
313,802	National Australia Bank Ltd.	8,240,038	0.4
139,078	Northern Star Resources Ltd.	1,841,343	0.1
176,230	Origin Energy Ltd.	1,339,533	0.1
321,358 (1)	Pilbara Minerals Ltd.	1,126,114	0.1
5,878	Pro Medicus Ltd.	830,991	0.0
75,849	Qantas Airways Ltd.	557,283	0.0
153,627	QBE Insurance Group Ltd.	2,672,356	0.1
5,387	REA Group Ltd.	518,949	0.0
38,036	Rio Tinto Ltd.	4,576,473	0.2
109,120	Rio Tinto PLC	10,323,304	0.5
332,235	Santos Ltd.	1,648,175	0.1
534,289	Scentre Group	1,424,193	0.1
20,817	SGH Ltd.	672,405	0.0
531,393 (2)	Sigma Healthcare Ltd.	1,011,805	0.0
46,226	Sonic Healthcare Ltd.	665,224	0.0
458,949	South32 Ltd. - Class DI	1,246,229	0.1
247,798	Stockland	698,788	0.0
110,773	Suncorp Group Ltd.	1,477,835	0.1
402,332	Telstra Group Ltd.	1,410,922	0.1
319,182	Transurban Group	3,173,602	0.1
403,484	Vicinity Ltd.	718,939	0.0
34,978 (2)	Washington H Soul Pattinson & Co. Ltd.	1,118,060	0.0
116,135	Wesfarmers Ltd.	7,268,090	0.3
349,883	Westpac Banking Corp.	8,525,110	0.4
19,850	WiseTech Global Ltd.	455,393	0.0
194,475 (2)	Woodside Energy Group Ltd. (WDS)	3,760,949	0.2
124,965	Woolworths Group Ltd.	3,452,761	0.2
		159,887,143	7.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Austria: 0.3%
7,483 (3)	BAWAG Group AG	$1,500,217	0.1
31,495	Erste Group Bank AG	4,215,211	0.2
15,065	OMV AG	946,705	0.0
13,460	Raiffeisen Bank International AG	860,454	0.0
6,966	Verbund AG	441,457	0.0
		7,964,044	0.3
	Belgium: 0.9%
15,263	Ageas SA	1,221,200	0.1
91,923	Anheuser-Busch InBev SA	7,595,553	0.3
2,192 (2)	D’ieteren Group	427,899	0.0
4,463	Elia Group SA	710,682	0.1
2,049 (2)	Financiere de Tubize SA	541,319	0.0
7,494	Groupe Bruxelles Lambert NV	683,298	0.0
23,499	KBC Group NV	3,209,522	0.2
42 (2)	Lotus Bakeries NV	557,056	0.0
1,626 (2)	Sofina SA	414,127	0.0
7,162	Syensqo SA	529,533	0.0
12,436	UCB SA	3,722,967	0.2
		19,613,156	0.9
	Brazil: 0.0%
16,301	Yara International ASA	716,883	0.0

	Chile: 0.1%
35,297	Antofagasta PLC	1,791,438	0.1

	China: 0.4%
378,500	BOC Hong Kong Holdings Ltd.	2,053,945	0.1
133,846	Prosus NV	5,816,071	0.3
138,000	SITC International Holdings Co. Ltd.	553,594	0.0
163,800	Wilmar International Ltd.	457,147	0.0
264,200	Yangzijiang Shipbuilding Holdings Ltd.	700,871	0.0
		9,581,628	0.4
	Côte d’Ivoire: 0.1%
21,821	Endeavour Mining PLC	1,068,818	0.1

	Czechia: 0.0%
15,047 (1)(2)	CSG NV	219,619	0.0

	Denmark: 1.6%
9,617	Carlsberg AS - Class B	1,258,476	0.1
12,902	Coloplast A/S - Class B	734,825	0.0
64,062	Danske Bank A/S	3,433,889	0.2
8,497 (1)	Demant A/S	349,010	0.0
19,677	DSV A/S	4,682,209	0.2
6,244 (1)	Genmab A/S	1,711,807	0.1
329,456	Novo Nordisk A/S - Class B	15,822,769	0.7
36,046	Novozymes A/S - Class B	2,275,174	0.1
47,304 (1)(3)	Orsted AS	1,063,377	0.1
7,672	Pandora A/S	881,410	0.0
9,618	ROCKWOOL A/S - Class B	308,487	0.0
31,271	Tryg A/S	711,822	0.0

See Accompanying Notes to Financial Statements

39

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Denmark (continued)
98,140	Vestas Wind Systems A/S	$2,778,676	0.1
		36,011,931	1.6
	Finland: 1.2%
14,550	Elisa Oyj	610,619	0.0
45,893	Fortum Oyj	1,061,708	0.1
27,940	Kesko Oyj - Class B	624,662	0.0
33,610	Kone Oyj - Class B	1,911,899	0.1
65,291	Metso Oyj	1,135,342	0.1
43,278	Neste Oyj	1,413,022	0.1
513,981	Nokia Oyj	6,854,544	0.3
42,780	Nordea Bank Abp - EUR	811,829	0.0
271,326	Nordea Bank Abp - SEK	5,142,460	0.2
11,213	Orion Oyj - Class B	921,117	0.0
244,406	Sampo Oyj - Class A	2,566,730	0.1
56,444 (2)	Stora Enso Oyj - Class R	602,129	0.0
53,985	UPM-Kymmene Oyj	1,430,998	0.1
49,938	Wartsila Oyj Abp	1,907,234	0.1
		26,994,293	1.2
	France: 7.9%
5,475 (1)	Abivax SA	722,095	0.0
19,208	Accor SA	1,114,155	0.0
3,290 (2)	Aeroports de Paris	428,997	0.0
65,184	Air Liquide SA	12,908,143	0.6
60,785	Airbus SE	13,524,119	0.6
35,448 (1)(2)	Alstom SA	619,293	0.0
6,334 (3)	Amundi SA	608,024	0.0
160,396	AXA SA	8,037,326	0.4
33,586 (3)	Ayvens SA	442,405	0.0
4,078	BioMerieux	320,127	0.0
101,420	BNP Paribas SA	11,845,121	0.5
62,007 (2)	Bollore SE	287,490	0.0
22,665	Bouygues SA	1,265,695	0.1
32,500	Bureau Veritas SA	995,432	0.0
15,645	Capgemini SE	1,570,636	0.1
60,258	Carrefour SA	1,118,685	0.1
45,557	Cie de Saint-Gobain	4,131,203	0.2
63,305	Cie Generale des Etablissements Michelin SCA	2,445,482	0.1
5,309	Covivio SA/France	325,083	0.0
92,861	Credit Agricole SA	1,867,714	0.1
64,476	Danone SA	5,270,142	0.2
1,749	Dassault Aviation SA	574,516	0.0
68,633	Dassault Systemes SE	1,399,920	0.1
7,017	Eiffage SA	1,035,040	0.0
182,056	Engie SA	5,730,106	0.3
30,805	EssilorLuxottica SA	5,784,286	0.3
4,517	Gecina SA - Class C	379,527	0.0
25,318	Getlink SE	538,170	0.0
2,646	Hermes International	4,838,709	0.2
3,430	Ipsen SA	661,024	0.0
7,298 (2)	Kering SA	2,064,355	0.1
22,009	Klepierre SA	919,831	0.0
26,156	Legrand SA	4,431,970	0.2
24,572	L’Oreal SA	10,771,267	0.5
25,456	LVMH Moet Hennessy Louis Vuitton SE	14,078,655	0.6
190,479 (2)	Orange SA	3,592,190	0.2
20,000	Pernod Ricard SA	1,453,751	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
23,414 (2)	Publicis Groupe SA	$2,313,831	0.1
18,924	Renault SA	543,636	0.0
22,717	Rexel SA	995,240	0.0
35,306	Safran SA	13,913,377	0.6
2,987	Sartorius Stedim Biotech	619,362	0.0
65,363	Societe Generale SA	5,785,270	0.3
7,766 (2)	Sodexo SA	449,190	0.0
9,480	Thales SA	2,436,366	0.1
201,478	TotalEnergies SE	15,579,334	0.7
11,058	Unibail-Rodamco-Westfield	1,294,081	0.1
60,700	Veolia Environnement SA	2,529,437	0.1
47,650	Vinci SA	6,959,169	0.3
		181,518,977	7.9
	Germany: 8.1%
16,572	Adidas AG	3,401,053	0.2
38,915	Allianz SE	18,420,275	0.8
91,301	BASF SE	4,880,304	0.2
100,498	Bayer AG	5,558,344	0.3
28,701	Bayerische Motoren Werke AG	1,884,177	0.1
9,306 (2)	Beiersdorf AG	801,463	0.0
11,816 (2)	Brenntag SE	718,497	0.0
66,319 (2)	Commerzbank AG	2,824,826	0.1
11,253	Continental AG	931,128	0.0
5,778	CTS Eventim AG & Co. KGaA	337,485	0.0
46,991	Daimler Truck Holding AG	2,266,324	0.1
185,672	Deutsche Bank AG	6,288,132	0.3
18,581	Deutsche Boerse AG	5,067,948	0.2
61,341	Deutsche Lufthansa AG	702,895	0.0
94,112	Deutsche Post AG, Reg	5,721,655	0.3
351,246	Deutsche Telekom AG, Reg	9,576,442	0.4
229,667	E.ON SE	4,722,832	0.2
26,218	Evonik Industries AG	475,737	0.0
19,510	Fresenius Medical Care AG & Co. KGaA	883,229	0.0
43,213	Fresenius SE & Co. KGaA	1,974,242	0.1
14,989	GEA Group AG	1,029,230	0.1
6,168	Hannover Rueck SE	1,708,136	0.1
13,531	Heidelberg Materials AG	2,581,300	0.1
9,302	Henkel AG & Co. KGaA	736,142	0.0
6,254	Hensoldt AG	485,693	0.0
1,510	Hochtief AG	875,265	0.0
133,590	Infineon Technologies AG	12,584,393	0.6
6,596	Knorr-Bremse AG	767,506	0.0
73,876	Mercedes-Benz Group AG	3,715,854	0.2
13,221	Merck KGaA	2,216,423	0.1
5,515	MTU Aero Engines AG	2,298,111	0.1
13,364	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	7,463,241	0.3
5,908	Nemetschek SE	359,685	0.0
513	Rational AG	375,815	0.0
4,763	Rheinmetall AG	5,419,237	0.2

See Accompanying Notes to Financial Statements

40

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
65,819	RWE AG	$4,256,503	0.2
106,820	SAP SE	16,466,055	0.7
7,143 (3)	Scout24 SE	591,114	0.0
75,996	Siemens AG, Reg	24,433,183	1.1
79,279	Siemens Energy AG	15,113,815	0.7
34,617 (3)	Siemens Healthineers AG	1,350,148	0.1
13,583	Symrise AG	1,362,504	0.1
6,076	Talanx AG	768,517	0.0
73,772	Vonovia SE	1,819,911	0.1
21,621 (1)(3)	Zalando SE	626,489	0.0
		186,841,258	8.1
	Guatemala: 0.0%
9,508	Millicom International Cellular SA	862,946	0.0

	Hong Kong: 1.5%
1,075,000	AIA Group Ltd.	9,841,878	0.4
179,000	CK Asset Holdings Ltd.	1,011,251	0.1
62,000	CK Infrastructure Holdings Ltd.	472,701	0.0
168,000	CLP Holdings Ltd.	1,570,265	0.1
5,025	Futu Holdings Ltd., ADR	471,043	0.0
136,000	Henderson Land Development Co. Ltd.	431,355	0.0
349,000	HKT Trust & HKT Ltd. - Stapled Security	519,224	0.0
1,145,000	Hong Kong & China Gas Co. Ltd.	950,896	0.0
123,200	Hong Kong Exchanges & Clearing Ltd.	5,732,122	0.3
99,000	Hongkong Land Holdings Ltd.	708,840	0.0
267,600 (2)	Link REIT	1,248,714	0.1
159,000 (2)	MTR Corp. Ltd.	620,109	0.0
141,500	Power Assets Holdings Ltd.	1,031,082	0.1
258,197	Prudential PLC	3,429,386	0.2
388,000	Sino Land Co. Ltd.	509,614	0.0
133,500	Sun Hung Kai Properties Ltd.	1,921,509	0.1
36,000	Swire Pacific Ltd. - Class A	376,037	0.0
140,500	Techtronic Industries Co. Ltd.	2,338,139	0.1
787,500 (3)	WH Group Ltd.	834,998	0.0
155,000	Wharf Real Estate Investment Co. Ltd.	423,303	0.0
		34,442,466	1.5
	Indonesia: 0.0%
16,500	Jardine Matheson Holdings Ltd.	1,023,000	0.0

	Ireland: 0.4%
16,484	AerCap Holdings NV	2,403,037	0.1
216,888	AIB Group PLC	2,548,964	0.1
97,242	Bank of Ireland Group PLC	1,937,343	0.1
16,337	Kerry Group PLC - Class A	1,498,598	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland (continued)
15,671	Kingspan Group PLC	$1,433,115	0.0
		9,821,057	0.4
	Israel: 1.1%
4,456	Azrieli Group Ltd.	604,136	0.0
134,012	Bank Hapoalim BM	3,091,049	0.1
151,170	Bank Leumi Le-Israel BM	3,382,973	0.2
7,997 (1)	Check Point Software Technologies Ltd.	1,051,046	0.0
2,857	Elbit Systems Ltd.	2,172,389	0.1
14,239 (1)	Enlight Renewable Energy Ltd.	1,257,415	0.1
12,103	Harel Insurance Investments & Financial Services Ltd.	637,576	0.0
72,617	ICL Group Ltd.	364,243	0.0
125,157	Israel Discount Bank Ltd. - Class A	1,239,223	0.1
15,961	Mizrahi Tefahot Bank Ltd.	1,057,125	0.0
3,122 (1)	Nova Ltd.	1,660,383	0.1
17,439 (1)	OPC Energy Ltd.	540,137	0.0
23,280	Phoenix Financial Ltd.	1,287,124	0.1
119,114 (1)	Teva Pharmaceutical Industries Ltd., ADR	4,035,582	0.2
11,432 (1)	Tower Semiconductor Ltd.	2,959,942	0.1
		25,340,343	1.1
	Italy: 3.2%
83,232 (2)	Assicurazioni Generali SpA	4,057,787	0.2
20,970	Banca Mediolanum SpA	522,598	0.0
194,261 (2)	Banca Monte dei Paschi di Siena SpA	2,414,155	0.1
116,248	Banco BPM SpA	2,010,197	0.1
160,056 (2)	BPER Banca	2,514,648	0.1
20,506	Coca-Cola HBC AG - Class DI	1,336,704	0.1
60,610 (2)	Davide Campari-Milano NV	377,568	0.0
780,007	Enel SpA	8,946,952	0.4
185,850	Eni SpA	4,360,336	0.2
12,398	Ferrari NV	4,608,262	0.2
62,594	FinecoBank Banca Fineco SpA	1,573,858	0.1
1,425,054	Intesa Sanpaolo SpA	9,794,773	0.4
62,380	Italgas SpA	722,374	0.0
41,400	Leonardo SpA	2,222,773	0.1
22,489	Moncler SpA	1,308,794	0.0
46,763 (2)	Poste Italiane SpA	1,530,709	0.1
28,805	Prysmian SpA	4,849,109	0.2
10,696	Recordati Industria Chimica e Farmaceutica SpA	626,987	0.0
42,715	Ryanair Holdings PLC	1,335,212	0.1
206,281	Snam SpA	1,489,162	0.1
174,780 (1)	Telecom Italia SpA/Milano	1,591,407	0.1
143,930	Terna - Rete Elettrica Nazionale	1,680,675	0.1
138,832	UniCredit SpA	12,441,908	0.5

See Accompanying Notes to Financial Statements

41

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
36,697	Unipol Gruppo SpA	$1,025,695	0.0
		73,342,643	3.2
	Japan: 22.8%
74,900	Advantest Corp.	15,409,061	0.7
220,700	Aeon Co. Ltd.	1,825,220	0.1
19,300 (2)	AGC, Inc.	833,940	0.0
46,600	Aisin Corp.	632,674	0.0
87,500	Ajinomoto Co., Inc.	3,190,177	0.1
16,200 (2)	ANA Holdings, Inc.	296,575	0.0
143,900 (2)	Asahi Group Holdings Ltd.	1,368,009	0.1
125,700	Asahi Kasei Corp.	1,398,047	0.1
69,500	Asics Corp.	1,890,310	0.1
175,900	Astellas Pharma, Inc.	2,352,955	0.1
51,500	Bandai Namco Holdings, Inc.	1,193,826	0.1
109,200 (2)	Bridgestone Corp.	2,302,549	0.1
81,900 (2)	Canon, Inc.	2,097,490	0.1
27,300	Capcom Co. Ltd.	502,194	0.0
76,800	Central Japan Railway Co.	1,639,298	0.1
55,500 (2)	Chiba Bank Ltd.	850,205	0.0
67,800	Chubu Electric Power Co., Inc.	1,281,038	0.1
68,700	Chugai Pharmaceutical Co. Ltd.	3,173,473	0.1
99,500	Concordia Financial Group Ltd.	1,071,563	0.0
37,100	Dai Nippon Printing Co. Ltd.	680,728	0.0
32,100	Daifuku Co. Ltd.	1,422,032	0.1
352,000	Dai-ichi Life Holdings, Inc.	3,843,399	0.2
174,400	Daiichi Sankyo Co. Ltd.	2,804,397	0.1
27,000	Daikin Industries Ltd.	4,118,548	0.2
28,800	Daito Trust Construction Co. Ltd.	550,174	0.0
57,400	Daiwa House Industry Co. Ltd.	1,555,352	0.1
128,400	Daiwa Securities Group, Inc.	1,273,438	0.1
163,800	Denso Corp.	1,885,994	0.1
8,900	Disco Corp.	4,630,081	0.2
98,600	East Japan Railway Co.	2,060,545	0.1
46,800	Ebara Corp.	1,832,806	0.1
25,800	Eisai Co. Ltd.	650,373	0.0
263,000	ENEOS Holdings, Inc.	1,946,823	0.1
95,500	FANUC Corp.	4,397,404	0.2
19,500	Fast Retailing Co. Ltd.	9,990,715	0.4
14,100	Fuji Electric Co. Ltd.	1,194,336	0.1
114,500	FUJIFILM Holdings Corp.	2,449,551	0.1
154,400	Fujikura Ltd.	6,120,705	0.3
173,500	Fujitsu Ltd.	3,447,446	0.2
67,000	Furukawa Electric Co. Ltd.	2,015,172	0.1
23,200	Hankyu Hanshin Holdings, Inc.	610,421	0.0
1,800	Hikari Tsushin, Inc.	395,523	0.0
452,400	Hitachi Ltd.	12,520,667	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
371,000	Honda Motor Co. Ltd.	$3,341,881	0.1
34,600	Hoya Corp.	5,581,028	0.2
47,100 (2)	Hulic Co. Ltd.	493,192	0.0
23,800	Ibiden Co. Ltd.	3,593,355	0.2
79,100	Idemitsu Kosan Co. Ltd.	584,337	0.0
99,700	IHI Corp.	1,683,258	0.1
90,200 (2)	Inpex Corp.	1,820,076	0.1
52,700	Isuzu Motors Ltd.	701,764	0.0
567,400	ITOCHU Corp.	6,475,534	0.3
97,600	Japan Exchange Group, Inc.	1,235,218	0.1
182,900	Japan Post Bank Co. Ltd.	3,481,017	0.2
172,400	Japan Post Holdings Co. Ltd.	2,317,257	0.1
53,700	Japan Post Insurance Co. Ltd.	507,594	0.0
112,500	Japan Tobacco, Inc.	4,151,193	0.2
58,900 (2)	JFE Holdings, Inc.	568,650	0.0
56,100	JX Advanced Metals Corp.	1,548,320	0.1
40,600	Kajima Corp.	1,479,991	0.1
96,900	Kansai Electric Power Co., Inc.	1,369,376	0.1
92,800 (2)	Kao Corp.	1,839,174	0.1
75,200	Kawasaki Heavy Industries Ltd.	1,360,900	0.1
36,000 (2)	Kawasaki Kisen Kaisha Ltd.	551,791	0.0
299,900	KDDI Corp.	5,037,633	0.2
19,300	Keyence Corp.	9,755,906	0.4
69,400	Kikkoman Corp.	711,929	0.0
32,100 (1)	Kioxia Holdings Corp.	18,657,481	0.8
79,300 (2)	Kirin Holdings Co. Ltd.	1,367,623	0.1
88,000	Komatsu Ltd.	3,436,178	0.2
9,900	Konami Group Corp.	1,084,515	0.1
99,000	Kubota Corp.	1,656,516	0.1
119,700	Kyocera Corp.	2,654,710	0.1
23,700 (2)	Kyowa Kirin Co. Ltd.	377,204	0.0
8,000	Lasertec Corp.	2,541,107	0.1
22,100	Makita Corp.	794,743	0.0
144,400	Marubeni Corp.	4,209,777	0.2
33,900	MINEBEA MITSUMI, Inc.	1,005,571	0.0
120,600	Mitsubishi Chemical Group Corp.	846,243	0.0
309,100	Mitsubishi Corp.	8,269,101	0.4
194,600	Mitsubishi Electric Corp.	7,136,859	0.3
105,800	Mitsubishi Estate Co. Ltd.	2,698,027	0.1
90,000	Mitsubishi HC Capital, Inc.	731,074	0.0
327,900	Mitsubishi Heavy Industries Ltd.	7,450,773	0.3
1,092,600	Mitsubishi UFJ Financial Group, Inc.	21,767,798	0.9
241,800	Mitsui & Co. Ltd.	6,751,776	0.3
253,700	Mitsui Fudosan Co. Ltd.	2,351,399	0.1
5,600	Mitsui Mining & Smelting Co. Ltd.	1,498,504	0.1
34,300 (2)	Mitsui OSK Lines Ltd.	1,098,782	0.1
242,000	Mizuho Financial Group, Inc.	11,622,972	0.5

See Accompanying Notes to Financial Statements

42

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
122,100	MS&AD Insurance Group Holdings, Inc.	$3,164,828	0.1
165,700	Murata Manufacturing Co. Ltd.	11,894,742	0.5
125,600	NEC Corp.	3,032,274	0.1
29,800	Nexon Co. Ltd.	396,045	0.0
85,400 (1)	NIDEC Corp.	1,403,696	0.1
111,900	Nintendo Co. Ltd.	4,704,277	0.2
766 (2)	Nippon Building Fund, Inc.	594,169	0.0
97,000 (2)	Nippon Paint Holdings Co. Ltd.	632,690	0.0
17,700	Nippon Sanso Holdings Corp.	656,564	0.0
494,700 (2)	Nippon Steel Corp.	1,639,007	0.1
3,084,600	Nippon Telegraph & Telephone Corp.	2,743,841	0.1
39,700 (2)	Nippon Yusen KK	1,284,072	0.1
237,500 (1)(2)	Nissan Motor Co. Ltd.	439,718	0.0
39,400	Nitori Holdings Co. Ltd.	583,842	0.0
69,400	Nitto Denko Corp.	1,365,361	0.1
300,100	Nomura Holdings, Inc.	2,634,857	0.1
38,600	Nomura Research Institute Ltd.	1,082,884	0.0
63,700	Obayashi Corp.	1,287,284	0.1
33,100	Obic Co. Ltd.	777,348	0.0
108,300	Olympus Corp.	1,134,030	0.1
110,500 (2)	Oriental Land Co. Ltd./ Japan	1,682,688	0.1
112,100	ORIX Corp.	4,270,061	0.2
34,600	Osaka Gas Co. Ltd.	1,165,793	0.1
23,300	Otsuka Corp.	398,906	0.0
43,000	Otsuka Holdings Co. Ltd.	2,862,045	0.1
195,000	Pan Pacific International Holdings Corp.	988,366	0.0
238,500	Panasonic Holdings Corp.	6,709,813	0.3
144,400 (1)	Rakuten Group, Inc.	674,013	0.0
135,600	Recruit Holdings Co. Ltd.	9,434,909	0.4
177,000	Renesas Electronics Corp.	5,463,787	0.2
212,400	Resona Holdings, Inc.	2,769,280	0.1
18,000 (2)	Resonac Holdings Corp.	2,002,290	0.1
51,700	Ryohin Keikaku Co. Ltd.	1,130,061	0.1
98,000 (2)	Sanrio Co. Ltd.	662,997	0.0
54,100	SBI Holdings, Inc.	887,175	0.0
15,600	SCREEN Holdings Co. Ltd.	1,749,959	0.1
40,600	Secom Co. Ltd.	1,612,884	0.1
20,700 (2)	Seibu Holdings, Inc.	405,509	0.0
61,100 (2)	Sekisui House Ltd.	1,270,247	0.1
193,200	Seven & i Holdings Co. Ltd.	2,316,927	0.1
7,300	Shimano, Inc.	778,621	0.0
49,400	Shimizu Corp.	782,301	0.0
167,500	Shin-Etsu Chemical Co. Ltd.	7,301,240	0.3
77,400	Shionogi & Co. Ltd.	1,322,497	0.1
40,900	Shiseido Co. Ltd.	660,166	0.0
5,600	SMC Corp.	2,503,683	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,943,600	SoftBank Corp.	$3,758,770	0.2
379,800	SoftBank Group Corp.	14,088,034	0.6
83,600	Sompo Holdings, Inc.	3,175,988	0.1
597,600	Sony Group Corp.	12,026,141	0.5
53,200	Subaru Corp.	778,332	0.0
415,600	Sumitomo Corp.	3,994,613	0.2
292,400	Sumitomo Electric Industries Ltd.	5,426,104	0.2
24,500	Sumitomo Metal Mining Co. Ltd.	1,136,326	0.1
372,000	Sumitomo Mitsui Financial Group, Inc.	14,582,050	0.6
64,300	Sumitomo Mitsui Trust Holdings, Inc.	2,400,960	0.1
59,800	Sumitomo Realty & Development Co. Ltd.	1,388,390	0.1
12,400 (2)	Suntory Beverage & Food Ltd.	345,541	0.0
160,800	Suzuki Motor Corp.	1,944,995	0.1
44,900	T&D Holdings, Inc.	1,339,270	0.1
14,600	Taisei Corp.	1,292,427	0.1
162,800	Takeda Pharmaceutical Co. Ltd.	5,189,192	0.2
193,900	TDK Corp.	4,350,018	0.2
136,300	Terumo Corp.	1,861,523	0.1
54,000	Toho Co. Ltd./Tokyo	431,914	0.0
183,000	Tokio Marine Holdings, Inc.	8,046,293	0.4
45,800	Tokyo Electron Ltd.	22,206,321	1.0
30,400	Tokyo Gas Co. Ltd.	1,151,120	0.1
22,600	TOPPAN Holdings, Inc.	716,596	0.0
130,800	Toray Industries, Inc.	916,207	0.0
969,500	Toyota Motor Corp.	16,241,555	0.7
65,200	Toyota Tsusho Corp.	2,426,884	0.1
110,000	Unicharm Corp.	637,443	0.0
41,900	West Japan Railway Co.	701,773	0.0
90,200 (2)	Yamaha Motor Co. Ltd.	684,908	0.0
22,500	Yokogawa Electric Corp.	790,722	0.0
264,100	Z Holdings Corp.	702,918	0.0
9,500	Zensho Holdings Co. Ltd.	472,962	0.0
		524,368,378	22.8
	Luxembourg: 0.2%
43,604	ArcelorMittal SA	2,629,009	0.1
21,522 (2)(3)	CVC Capital Partners PLC	313,095	0.0
11,657	Eurofins Scientific SE	912,210	0.1
		3,854,314	0.2

	Macao: 0.1%
202,000	Galaxy Entertainment Group Ltd.	760,437	0.1
248,400	Sands China Ltd.	414,459	0.0
		1,174,896	0.1

	Mexico: 0.0%
18,845	Fresnillo PLC	686,285	0.0

	Netherlands: 5.9%
63,158	ABN AMRO Bank NV	2,686,217	0.1
2,743 (1)(3)	Adyen NV	2,573,247	0.1
15,747	Akzo Nobel NV	1,070,885	0.0

See Accompanying Notes to Financial Statements

43

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
6,330 (1)	Argenx SE	$5,867,030	0.3
4,794	ASM International, N.V.	5,512,992	0.2
39,706	ASML Holding NV	78,624,590	3.4
16,044	ASR Nederland NV	1,211,653	0.1
7,263	BE Semiconductor Industries NV	2,398,613	0.1
7,955 (3)	Euronext NV	1,272,407	0.1
9,033 (2)	EXOR NV	692,034	0.0
12,292	Heineken Holding NV	936,034	0.0
29,461	Heineken NV	2,473,613	0.1
298,740	ING Groep NV	9,426,205	0.4
90,457	Koninklijke Ahold Delhaize NV	3,640,191	0.2
391,534	Koninklijke KPN NV	1,933,693	0.1
81,617 (2)	Koninklijke Philips, N.V.	2,219,538	0.1
50,105 (1)	Magnum Ice Cream Co. NV	871,725	0.0
20,658 (1)(2)	Nebius Group NV - Class A	5,705,120	0.3
26,904	NN Group NV	2,358,636	0.1
103,441	Universal Music Group NV	2,167,034	0.1
23,191	Wolters Kluwer NV	1,499,517	0.1
		135,140,974	5.9
	New Zealand: 0.2%
173,900	Auckland International Airport Ltd.	825,498	0.0
95,831	Contact Energy Ltd.	507,490	0.0
60,077	Fisher & Paykel Healthcare Corp. Ltd.	1,334,576	0.1
92,003 (2)	Infratil Ltd.	807,070	0.0
135,470	Meridian Energy Ltd.	448,130	0.0
16,578 (1)	Xero Ltd.	833,414	0.1
		4,756,178	0.2
	Nigeria: 0.0%
76,864 (3)	Airtel Africa PLC	334,151	0.0

	Norway: 0.5%
32,327	Aker BP ASA	986,284	0.1
83,134	DNB Bank ASA	2,475,086	0.1
71,926	Equinor ASA	2,268,070	0.1
20,459	Gjensidige Forsikring ASA	553,798	0.0
42,741	Kongsberg Gruppen ASA	1,288,038	0.1
44,500	Mowi ASA	822,055	0.0
131,554	Norsk Hydro ASA	1,190,404	0.1
74,271	Orkla ASA	780,860	0.0
6,801	Salmar ASA	318,297	0.0
62,989	Telenor ASA	902,343	0.0
95,764	Var Energi ASA	396,787	0.0
		11,982,022	0.5
	Poland: 0.0%
25,574 (1)	InPost SA	450,692	0.0

	Portugal: 0.2%
832,948	Banco Comercial Portugues SA - Class R	985,535	0.1
299,606	EDP - Energias de Portugal SA	1,565,112	0.1
41,672	Galp Energia SGPS SA	883,190	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Portugal (continued)
28,968	Jeronimo Martins SGPS SA	$554,796	0.0
		3,988,633	0.2
	Singapore: 1.8%
421,205	CapitaLand Ascendas REIT	811,192	0.0
624,035	CapitaLand Integrated Commercial Trust	1,145,099	0.0
239,500	CapitaLand Investment Ltd./Singapore	461,593	0.0
210,960	DBS Group Holdings Ltd.	10,681,917	0.5
243,836 (1)	Grab Holdings Ltd. - Class A	919,262	0.0
143,400	Keppel Corp. Ltd.	1,216,315	0.1
334,900	Oversea-Chinese Banking Corp. Ltd.	6,426,962	0.3
38,460 (1)	Sea Ltd., ADR	3,685,622	0.2
91,400 (2)	Sembcorp Industries Ltd.	449,543	0.0
153,400	Singapore Airlines Ltd.	912,247	0.0
82,200	Singapore Exchange Ltd.	1,533,642	0.1
159,700	Singapore Technologies Engineering Ltd.	1,286,279	0.1
758,500	Singapore Telecommunications Ltd.	2,589,532	0.1
64,645	STMicroelectronics NV	4,781,840	0.2
123,500	United Overseas Bank Ltd.	3,803,162	0.2
		40,704,207	1.8
	South Africa: 0.2%
108,459	Anglo American PLC	5,320,197	0.2

	South Korea: 0.0%
17,091 (1)(2)(3)	Delivery Hero SE	699,409	0.0

	Spain: 3.7%
2,525 (2)	Acciona SA	799,984	0.0
18,064	ACS Actividades de Construccion y Servicios SA	2,656,426	0.1
76,722 (3)	Aena SME SA	2,337,914	0.1
44,932	Amadeus IT Group SA	2,628,569	0.1
576,335	Banco Bilbao Vizcaya Argentaria SA	14,510,225	0.6
488,206	Banco de Sabadell SA	1,729,922	0.1
1,465,090	Banco Santander SA	20,335,168	0.9
64,365	Bankinter SA	1,077,843	0.1
359,290	CaixaBank SA	5,090,464	0.2
48,865 (3)	Cellnex Telecom SA	1,460,847	0.1
31,970 (2)	Endesa SA	1,452,589	0.1
622,169	Iberdrola SA	15,485,469	0.7
7,826 (2)	Indra Sistemas SA	429,251	0.0
111,587	Industria de Diseno Textil SA	7,033,564	0.3
94,508	Mapfre SA	467,917	0.0
42,155	Naturgy Energy Group SA	1,321,310	0.1
41,513 (2)	Red Electrica Corp. SA	705,320	0.0
113,075 (2)	Repsol SA	2,825,125	0.1
377,022 (2)	Telefonica SA	1,515,182	0.1
		83,863,089	3.7

See Accompanying Notes to Financial Statements

44

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: 2.9%
26,590	AddTech AB - Class B	$939,681	0.1
29,597 (2)	Alfa Laval AB	1,765,629	0.1
99,833	Assa Abloy AB - Class B	3,527,186	0.2
257,600	Atlas Copco AB - Class A	5,221,293	0.2
151,688	Atlas Copco AB - Class B	2,689,132	0.1
44,300 (2)	Beijer Ref AB	649,306	0.0
29,075	Boliden AB	1,642,840	0.1
63,201	Epiroc AB - Class A	1,734,030	0.1
38,895	Epiroc AB - Class B	902,737	0.1
44,221 (2)	EQT AB	1,250,992	0.1
58,541 (2)	Essity AB - Class B	1,657,517	0.1
12,549 (1)(3)	Evolution AB	861,423	0.0
70,689 (1)	Fastighets AB Balder	377,046	0.0
43,274 (2)	H & M Hennes & Mauritz AB - Class B	744,393	0.0
212,385	Hexagon AB - Class B	1,757,136	0.1
10,663	Industrivarden AB - Class A	598,237	0.0
16,410 (2)	Industrivarden AB - Class C	901,211	0.1
27,952	Indutrade AB	578,413	0.0
14,085	Investment AB Latour - Class B	279,897	0.0
177,058	Investor AB - Class B	7,356,962	0.3
7,482	L E Lundbergforetagen AB - Class B	431,318	0.0
21,678 (2)	Lifco AB - Class B	710,470	0.0
145,910	Nibe Industrier AB - Class B	542,388	0.0
32,766	Saab AB - Class B	1,708,236	0.1
22,070 (2)	Sagax AB - Class B	351,008	0.0
105,863	Sandvik AB	4,371,629	0.2
48,419	Securitas AB - Class B	795,170	0.0
149,704 (2)	Skandinaviska Enskilda Banken AB - Class A	2,980,761	0.1
33,505	Skanska AB - Class B	896,321	0.0
34,897	SKF AB - Class B	896,393	0.1
60,699	Svenska Cellulosa AB SCA - Class B	620,772	0.0
139,260 (2)	Svenska Handelsbanken AB - Class A	2,049,254	0.1
83,955	Swedbank AB - Class A	3,136,211	0.1
18,281 (1)	Swedish Orphan Biovitrum AB	871,406	0.0
56,086	Tele2 AB - Class B	976,008	0.1
270,384	Telefonaktiebolaget LM Ericsson - Class B	3,032,275	0.1
241,343	Telia Co. AB	1,175,543	0.1
19,711	Trelleborg AB - Class B	821,238	0.0
158,774	Volvo AB - Class B	5,400,819	0.2
		67,202,281	2.9
	Switzerland: 4.9%
160,330	ABB Ltd., Reg	17,440,591	0.8
3,081 (2)	Banque Cantonale Vaudoise	451,065	0.0
365	Barry Callebaut AG	504,722	0.0
1,007	Belimo Holding AG	1,132,248	0.0
2,079	BKW AG	349,575	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
10	Chocoladefabriken Lindt & Spruengli AG	$1,188,119	0.0
96	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,115,209	0.0
54,992	Cie Financiere Richemont SA	12,693,714	0.6
16,864 (2)	DSM-Firmenich AG	1,600,681	0.1
9,420	Dufry AG, Reg	629,322	0.0
718	EMS-Chemie Holding AG	615,469	0.0
18,860	Galderma Group AG	4,289,661	0.2
3,297	Geberit AG, Reg	2,200,143	0.1
945	Givaudan SA, Reg	3,997,124	0.2
7,882	Helvetia Holding AG	2,032,754	0.1
21,073	Julius Baer Group Ltd.	1,820,706	0.1
4,941 (2)	Kuehne + Nagel International AG	1,198,892	0.1
14,803	Logitech International SA	1,388,648	0.1
7,184	Lonza Group AG	4,846,359	0.2
2,185	Partners Group Holding AG	1,789,700	0.1
42,760	Sandoz Group AG	3,863,536	0.2
6,146	Schindler Holding AG	2,009,451	0.1
16,936	SGS SA	1,963,949	0.1
15,596	Sika AG, Reg	3,216,145	0.1
5,032	Sonova Holding AG, Reg	1,194,310	0.0
11,418	Straumann Holding AG	1,500,872	0.1
2,886	Swatch Group AG - Class BR	705,305	0.0
2,846	Swiss Life Holding AG	3,128,521	0.1
8,208	Swiss Prime Site AG	1,339,352	0.1
2,650	Swisscom AG, Reg	2,044,014	0.1
324,738	UBS Group AG	16,094,383	0.7
2,762 (3)	VAT Group AG	2,422,055	0.1
15,305	Zurich Insurance Group AG	11,320,082	0.5
		112,086,677	4.9
	United Kingdom: 10.6%
99,582	3i Group PLC	3,274,653	0.1
26,634	Admiral Group PLC	1,257,893	0.1
28,905 (2)	Associated British Foods PLC	759,873	0.0
154,692	AstraZeneca PLC	28,881,740	1.3
309,920	Aviva PLC	2,672,072	0.1
299,699	BAE Systems PLC	7,344,632	0.3
1,399,774	Barclays PLC	9,379,910	0.4
205,422	British American Tobacco PLC	12,712,157	0.6
586,298	BT Group PLC	1,479,103	0.1
33,165	Bunzl PLC	1,157,422	0.1
472,532	Centrica PLC	1,070,874	0.1
274,500	CK Hutchison Holdings Ltd.	2,326,562	0.1
20,533	Coca-Cola European Partners PLC - USD	2,054,737	0.1
173,948	Compass Group PLC	5,620,146	0.2
227,768	Diageo PLC	4,587,282	0.2
414,991	GSK PLC	10,894,747	0.5
37,865	Halma PLC	1,979,148	0.1

See Accompanying Notes to Financial Statements

45

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
1,757,805	HSBC Holdings PLC	$33,238,939	1.4
75,730	Imperial Brands PLC	2,798,902	0.1
130,126	Informa PLC	1,561,199	0.1
117,939	International Consolidated Airlines Group SA - Class DI	748,691	0.0
15,747	Intertek Group PLC	1,212,177	0.1
174,480	J Sainsbury PLC	740,427	0.0
172,883	Kingfisher PLC	649,121	0.0
76,215	Land Securities Group PLC	656,605	0.0
535,790	Legal & General Group PLC	2,031,383	0.1
5,990,780	Lloyds Banking Group PLC	8,767,697	0.4
45,599	London Stock Exchange Group PLC	4,929,974	0.2
228,028	M&G PLC	1,017,316	0.0
211,293	Marks & Spencer Group PLC	1,043,017	0.0
127,703	Melrose Industries PLC	805,253	0.0
508,761	National Grid PLC	8,391,388	0.4
816,391	NatWest Group PLC	7,203,815	0.3
11,748	Next PLC	2,266,698	0.1
48,327	Pearson PLC	767,983	0.0
72,070	Phoenix Group Holdings PLC	796,702	0.0
65,689	Reckitt Benckiser Group PLC	4,278,572	0.2
182,677	RELX PLC	5,773,490	0.3
258,403	Rentokil Initial PLC	1,469,534	0.1
859,172	Rolls-Royce Holdings PLC	16,470,063	0.7
93,984	Sage Group PLC	1,019,641	0.0
82,385	Schroders PLC	642,157	0.0
124,636	Segro PLC	1,445,857	0.1
27,720	Severn Trent PLC	1,085,217	0.1
78,622	Smith & Nephew PLC	1,136,264	0.1
31,133	Smiths Group PLC	1,057,582	0.0
7,552	Spirax-Sarco Engineering PLC	685,147	0.0
124,001	SSE PLC	4,000,596	0.2
182,083	Standard Chartered PLC	4,924,006	0.2
653,178	Tesco PLC	3,981,850	0.2
223,511	Unilever PLC	13,425,807	0.6
75,992	United Utilities Group PLC	1,318,619	0.1
24,612 (1)(2)	Verisure PLC	274,385	0.0
1,887,757	Vodafone Group PLC	2,498,571	0.1
73,445 (1)	Wise Group PLC - Class A	880,423	0.0
		243,448,019	10.6
	United States: 8.2%
123,901	Aegon Ltd.	1,054,443	0.0
51,117	Alcon, Inc.	3,446,816	0.2
250	AP Moller - Maersk A/S - Class A	577,072	0.0
342	AP Moller - Maersk A/S - Class B	812,437	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
1,606,135	BP PLC	$9,899,835	0.4
7,729 (2)	Buzzi Unicem SpA	395,897	0.0
92,165	Experian PLC	3,106,302	0.1
48,997	Ferrovial SE	3,358,271	0.2
911,188	Haleon PLC	4,198,899	0.2
52,190	Holcim AG	4,705,593	0.2
14,594	InterContinental Hotels Group PLC	2,508,455	0.1
263,567	Nestle SA	27,032,792	1.2
187,338	Novartis AG, Reg	29,279,508	1.3
21,238 (1)	Octave Intelligence PLC, SDR	342,564	0.0
21,117	QIAGEN NV	816,890	0.0
71,869	Roche Holding AG	29,544,367	1.3
3,001	Roche Holding AG - Class BR	1,257,296	0.1
111,601	Sanofi	9,542,258	0.4
56,085	Schneider Electric SE	18,352,394	0.8
574,476 (2)	Shell PLC	22,321,318	1.0
15,004 (1)	Spotify Technology SA	6,888,787	0.3
207,480 (1)	Stellantis NV (STLAM)	1,185,189	0.1
41,997	Sunbelt Rentals Holdings, Inc.	3,063,621	0.1
30,562	Swiss Re AG	4,857,827	0.2
32,898	Tenaris SA	910,690	0.0
		189,459,521	8.2
	Total Common Stock (Cost $1,487,560,847)	2,206,561,566	96.0

PREFERRED STOCK: 0.2%
	Germany: 0.2%
11,211 (2)	Dr Ing hc F Porsche AG	559,694	0.0
15,492	Henkel AG & Co. KGaA	1,302,868	0.1
15,664	Porsche Automobil Holding SE	483,822	0.0
2,580 (2)	Sartorius AG	676,857	0.0
21,094	Volkswagen AG	1,692,183	0.1
		4,715,424	0.2
	Total Preferred Stock (Cost $6,625,363)	4,715,424	0.2

RIGHT: 0.0%
	Spain: 0.0%
50,884 (1)	EDP Renewables SA	568,102	0.0

	Total Right (Cost $621,609)	568,102	0.0
	Total Long-Term Investments (Cost $1,494,807,819)	2,211,845,092	96.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Commercial Paper: 0.8%
947,000 (4)	ANZ Group Holdings Ltd., 3.900%, 11/03/2026	934,133	0.0

See Accompanying Notes to Financial Statements

46

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
950,000 (4)	AstraZeneca PLC, 3.830%, 07/23/2026	$947,660	0.0
950,000 (4)	BNP Paribas SA, 3.980%, 09/03/2026	943,524	0.0
950,000 (4)	Charles Schwab & Co., Inc., 3.890%, 08/13/2026	945,542	0.0
600,000 (4)	Commonwealth Bank of Australia, 3.790%, 08/19/2026	600,056	0.0
950,000 (4)	Dnb Bank Asa, 3.830%, 12/11/2026	950,672	0.1
950,000 (4)	DZ Bank AG, 3.920%, 08/10/2026	945,913	0.0
950,000 (4)	LLoyds Bank PLC, 3.780%, 08/24/2026	944,514	0.0
950,000 (4)	MACQUARIE BANK Ltd., 3.890%, 11/06/2026	950,150	0.1
950,000 (4)	National Australia Bank Ltd., 3.960%, 11/30/2026	934,080	0.0
950,000 (4)	Oversea Chinese Banking Corp. Ltd., 3.880%, 11/13/2026	950,080	0.0
950,000 (4)	Royal Bank Of Canada, 3.870%, 12/11/2026	951,122	0.1
950,000 (4)	Skandinaviska Enskilda Banken AB, 3.880%, 09/16/2026	950,496	0.1
950,000 (4)	Societe Generale S.A., 3.980%, 08/03/2026	946,753	0.0
550,000 (4)	Sumitomo Mitsui Banking Corp., 3.930%, 10/13/2026	550,461	0.0
950,000 (4)	Svenska Handelsbanken AB, 3.850%, 11/27/2026	950,693	0.1
950,000 (4)	Swedbank AB A, 3.890%, 09/16/2026	950,546	0.1
950,000 (4)	UBS AG, 3.970%, 10/21/2026	950,030	0.0
950,000 (4)	United Overseas Bank Ltd., 3.800%, 08/03/2026	950,174	0.1
950,000 (4)	Westpac Banking Corp., 3.920%, 10/15/2026	950,440	0.1
	Total Commercial Paper (Cost $18,197,039)	18,197,039	0.8
	Certificates of Deposits: 0.3%
950,000 (4)	Bank of America N.A., 3.820%, 09/02/2026	950,158	0.0
950,000 (4)	Bank of Nova Scotia, 3.900%, 09/16/2026	950,571	0.1
950,000 (4)	Canadian Imperial Bank of Commerce, 3.910%, 09/18/2026	950,412	0.1
950,000 (4)(5)	Mizuho Bank Ltd. ycd, 3.810%, (SOFRRATE + 0.190%), 08/10/2026	950,099	0.0
950,000 (4)(5)	MUFG Bank Ltd. Ycd, 3.970%, (SOFRRATE + 0.350%), 09/10/2026	950,347	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Certificates of Deposits (continued)
900,000 (4)	Sumitomo Mitsui Trust NY, 3.920%, 07/06/2026	$900,046	0.0
950,000 (4)	Toronto-Dominion Bank, 3.820%, 09/11/2026	949,734	0.0
	Total Certificates of Deposits (Cost $6,601,367)	6,601,367	0.3
	Corporate Bonds/Notes: 0.1%
900,000 (4)(5)	Cooperatieve Rabobank UA, 4.030%, (SOFRINDX + 0.620%), 08/28/2026	900,558	0.0
950,000 (4)(5)	Toyota Motor Credit Corp., 3.850%, (SOFRRATE + 0.770%), 08/07/2026	950,412	0.1
	Total Corporate Bonds/ Notes (Cost $1,850,970)	1,850,970	0.1
	Repurchase Agreements: 1.4%
3,451,437 (4)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $3,451,781, collateralized by a U.S. Government Security, 4.125%, Market Value plus accrued interest $3,520,466, due 03/31/29)	3,451,437	0.1
1,413,041 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,413,182, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,441,302, due 04/07/28-06/20/56)	1,413,041	0.1
5,363,381 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $5,363,917, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $5,470,649, due 12/17/26-05/15/51)	5,363,381	0.2

See Accompanying Notes to Financial Statements

47

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,755,824 (4)	Marex Capital Markets Inc., Repurchase Agreement dated 06/30/2026, 3.710%, due 07/01/2026 (Repurchase Amount $14,757,324, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.875%- 7.000%, Market Value plus accrued interest $15,050,940, due 04/15/28-06/01/56)	$14,755,824	0.6
6,033,795 (4)	Mirae Asset Securities (USA), Inc., Repurchase Agreement dated 06/30/2026, 3.710%, due 07/01/2026 (Repurchase Amount $6,034,408, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.283%, Market Value plus accrued interest $6,155,105, due 12/11/26-05/20/56)	6,033,795	0.3
667,997 (4)	Mizuho Securities USA Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $668,064, collateralized by various U.S. Government Securities, 3.375%-4.250%, Market Value plus accrued interest $681,357, due 03/15/27-08/31/31)	667,997	0.0
1,240,117 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,240,241, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%- 6.500%, Market Value plus accrued interest $1,265,081, due 05/01/31-05/01/56)	1,240,117	0.1
	Total Repurchase Agreements (Cost $32,925,592)	32,925,592	1.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits: 0.2%
1,038,483 (4)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	$1,038,483	0.1
675,041 (4)	DZ Bank AG, 3.610%, 07/01/2026	675,041	0.0
1,625,041 (4)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	1,625,041	0.1
675,041 (4)	Mizuho Bank Ltd., 3.620%, 07/01/2026	675,041	0.0
675,041 (4)	Royal Bank of Canada, 3.670%, 07/01/2026	675,041	0.0
675,041 (4)	Societe Generale S.A., 3.630%, 07/01/2026	675,041	0.0
	Total Time Deposits (Cost $5,363,688)	5,363,688	0.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.1%
71,629,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $71,629,000)	$71,629,000	3.1

	Total Short-Term Investments (Cost $136,567,656)	136,567,656	5.9
	Total Investments in Securities (Cost $1,631,375,475)	$2,348,412,748	102.1
	Liabilities in Excess of Other Assets	(49,042,558)	(2.1)
	Net Assets	$2,299,370,190	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Variable rate security. Rate shown is the rate in effect as of June 30, 2026.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

48

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	24.1%
Industrials	18.2
Information Technology	11.8
Health Care	10.0
Consumer Discretionary	7.8
Consumer Staples	6.5
Materials	5.8
Utilities	3.7
Communication Services	3.6
Energy	3.2
Real Estate	1.5
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

49

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$159,887,143	$—	$159,887,143
Austria	—	7,964,044	—	7,964,044
Belgium	—	19,613,156	—	19,613,156
Brazil	—	716,883	—	716,883
Chile	—	1,791,438	—	1,791,438
China	—	9,581,628	—	9,581,628
Côte d’Ivoire	—	1,068,818	—	1,068,818
Czechia	219,619	—	—	219,619
Denmark	2,275,174	33,736,757	—	36,011,931
Finland	—	26,994,293	—	26,994,293
France	—	181,518,977	—	181,518,977
Germany	—	186,841,258	—	186,841,258
Guatemala	862,946	—	—	862,946
Hong Kong	1,179,883	33,262,583	—	34,442,466
Indonesia	1,023,000	—	—	1,023,000
Ireland	2,403,037	7,418,020	—	9,821,057
Israel	5,086,628	20,253,715	—	25,340,343
Italy	722,374	72,620,269	—	73,342,643
Japan	1,094,911	523,273,467	—	524,368,378
Luxembourg	—	3,854,314	—	3,854,314
Macao	—	1,174,896	—	1,174,896
Mexico	—	686,285	—	686,285
Netherlands	10,217,036	124,923,938	—	135,140,974
New Zealand	—	4,756,178	—	4,756,178
Nigeria	—	334,151	—	334,151
Norway	2,190,381	9,791,641	—	11,982,022
Poland	—	450,692	—	450,692
Portugal	—	3,988,633	—	3,988,633
Singapore	4,604,884	36,099,323	—	40,704,207
South Africa	—	5,320,197	—	5,320,197
South Korea	—	699,409	—	699,409
Spain	—	83,863,089	—	83,863,089
Sweden	—	67,202,281	—	67,202,281
Switzerland	1,188,119	110,898,558	—	112,086,677
United Kingdom	3,125,611	240,322,408	—	243,448,019
United States	8,620,860	180,838,661	—	189,459,521
Total Common Stock	44,814,463	2,161,747,103	—	2,206,561,566
Preferred Stock	—	4,715,424	—	4,715,424
Right	568,102	—	—	568,102
Short-Term Investments	71,629,000	64,938,656	—	136,567,656
Total Investments, at fair value	$117,011,565	$2,231,401,183	$—	$2,348,412,748
Other Financial Instruments+
Futures	199,827	—	—	199,827
Total Assets	$117,211,392	$2,231,401,183	$—	$2,348,612,575

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

50

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
MSCI EAFE Index	578	09/18/26	$90,899,170	$199,827
			$90,899,170	$199,827

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$199,827
Total Asset Derivatives		$199,827

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$4,665,734
Total	$4,665,734

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$35,685
Total	$35,685

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,664,027,533.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$768,065,024
Gross Unrealized Depreciation	(79,430,070)
Net Unrealized Appreciation	$688,634,954

See Accompanying Notes to Financial Statements

51

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 3.5%
6,490 (1)	AST SpaceMobile, Inc.	$576,701	0.2
1,984 (1)	Charter Communications, Inc. - Class A	282,145	0.1
3,483 (1)	EchoStar Corp. - Class A	353,524	0.1
6,350	Electronic Arts, Inc.	1,302,004	0.4
5,054	Fox Corp. - Class A	263,617	0.1
3,491	Fox Corp. - Class B	163,518	0.0
1,306 (1)	Globalstar, Inc.	106,165	0.0
1,609 (1)	IAC, Inc.	74,271	0.0
2,355	Iridium Communications, Inc.	129,172	0.0
432 (1)	Liberty Broadband Corp. - Class A	14,377	0.0
2,943 (1)	Liberty Broadband Corp. - Class C	97,884	0.0
4,277 (1)	Liberty Global Ltd. - Class A	48,629	0.0
3,194 (1)	Liberty Global Ltd. - Class C	35,134	0.0
599 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	52,436	0.0
5,509 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	524,126	0.2
4,054 (1)	Live Nation Entertainment, Inc.	742,328	0.2
407 (1)	Madison Square Garden Sports Corp.	163,549	0.0
5,891	Match Group, Inc.	224,153	0.1
2,292	Millicom International Cellular SA	208,022	0.1
3,904	New York Times Co. - Class A	273,202	0.1
9,396	News Corp. - Class A	233,303	0.1
3,089	News Corp. - Class B	86,677	0.0
722	Nexstar Media Group, Inc.	128,942	0.0
1,614 (1)	NIQ Global Intelligence PLC	15,091	0.0
7,179	Omnicom Group, Inc.	522,847	0.2
12,416 (1)	Pinterest, Inc. - Class A	261,108	0.1
3,383 (1)	Reddit, Inc. - Class A	587,221	0.2
16,104 (1)	ROBLOX Corp. - Class A	875,736	0.2
3,311 (1)	Roku, Inc.	457,382	0.1
4,491	Sirius XM Holdings, Inc.	132,664	0.0
4,644 (1)	Take-Two Interactive Software, Inc.	1,160,907	0.3
1,569	TKO Group Holdings, Inc.	315,855	0.1
10,607 (1)	Trade Desk, Inc. - Class A	191,775	0.1
3,581	Versant Media Group, Inc.	128,952	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
61,008 (1)	Warner Bros Discovery, Inc.	$1,626,473	0.5
		12,359,890	3.5

	Consumer Discretionary: 9.2%
14,289	ADT, Inc.	92,878	0.0
4,655 (1)	Amer Sports, Inc.	157,525	0.1
5,367 (1)	Aptiv PLC	329,426	0.1
6,641	Aramark	377,873	0.1
624 (1)	AutoNation, Inc.	115,933	0.0
5,097	Bath & Body Works, Inc.	117,894	0.0
4,990	Best Buy Co., Inc.	378,641	0.1
1,018 (1)(2)	Birkenstock Holding PLC	43,805	0.0
5,197	BorgWarner, Inc.	345,081	0.1
1,294	Boyd Gaming Corp.	114,299	0.0
1,329 (1)	Bright Horizons Family Solutions, Inc.	94,200	0.0
1,638	Brunswick Corp.	137,985	0.0
1,588 (1)	Burlington Stores, Inc.	503,078	0.1
5,119 (1)	Caesars Entertainment, Inc.	154,491	0.0
3,588 (1)	CarMax, Inc.	189,769	0.1
32,345	Carnival Corp. Ltd.	924,097	0.3
2,546 (1)(2)	Cava Group, Inc.	199,810	0.1
5,917 (1)	Chewy, Inc. - Class A	116,269	0.0
32,378 (1)	Chipotle Mexican Grill, Inc.	1,100,852	0.3
706 (2)	Choice Hotels International, Inc.	77,851	0.0
1,666	Churchill Downs, Inc.	149,340	0.0
545	Columbia Sportswear Co.	33,692	0.0
31,593 (1)	Coupang, Inc.	548,770	0.2
1,233 (1)	Crocs, Inc.	148,749	0.0
6,373	D.R. Horton, Inc.	1,038,034	0.3
2,903	Darden Restaurants, Inc.	598,047	0.2
3,572 (1)	Deckers Outdoor Corp.	354,664	0.1
1,602	Dick’s Sporting Goods, Inc.	363,350	0.1
81	Dillard’s, Inc. - Class A	42,802	0.0
756	Domino’s Pizza, Inc.	223,806	0.1
12,089 (1)	DraftKings, Inc. - Class A	305,368	0.1
976 (1)	Duolingo, Inc.	112,260	0.0
2,975 (1)	Dutch Bros, Inc. - Class A	213,635	0.1
11,269	eBay, Inc.	1,259,311	0.4
2,376 (1)	Etsy, Inc.	178,984	0.1
2,893	Expedia Group, Inc.	740,261	0.2
1,376 (1)	Five Below, Inc.	247,391	0.1
2,700 (1)	Floor & Decor Holdings, Inc. - Class A	160,272	0.1
3,591 (1)	Flutter Entertainment PLC - Class DI	366,892	0.1
99,112	Ford Motor Co.	1,377,657	0.4
10,386 (1)(2)	GameStop Corp. - Class A	229,323	0.1

See Accompanying Notes to Financial Statements

52

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,638	Gap, Inc.	$105,318	0.0
4,166	Garmin Ltd.	989,592	0.3
5,374	Gentex Corp.	135,801	0.0
3,483	Genuine Parts Co.	410,924	0.1
658 (1)	Grand Canyon Education, Inc.	94,166	0.0
3,182	H&R Block, Inc.	121,171	0.0
3,566	Hasbro, Inc.	294,516	0.1
1,006	Hyatt Hotels Corp. - Class A	195,003	0.1
6,995	Las Vegas Sands Corp.	323,099	0.1
1,280	Lear Corp.	171,597	0.1
5,184	Lennar Corp. - Class A	469,100	0.1
231	Lennar Corp. - Class B	20,492	0.0
496 (1)	Liberty Live Holdings, Inc. - Class A	50,225	0.0
1,223 (1)	Liberty Live Holdings, Inc. - Class C	129,198	0.0
569	Lithia Motors, Inc.	165,289	0.1
6,438	LKQ Corp.	169,513	0.1
2,529 (1)	Lululemon Athletica, Inc.	288,761	0.1
6,680	Macy’s, Inc.	157,314	0.1
7,315 (1)	Mattel, Inc.	101,532	0.0
4,716 (1)	MGM Resorts International	225,472	0.1
1,318 (1)	Modine Manufacturing Co.	351,932	0.1
1,269 (1)	Mohawk Industries, Inc.	153,968	0.0
424	Murphy USA, Inc.	228,481	0.1
11,580 (1)	Norwegian Cruise Line Holdings Ltd.	244,454	0.1
67 (1)	NVR, Inc.	456,498	0.1
1,537 (1)	Ollie’s Bargain Outlet Holdings, Inc.	118,165	0.0
5,732 (1)	On Holding AG - Class A	203,027	0.1
448	Penske Automotive Group, Inc.	80,170	0.0
2,003 (1)	Planet Fitness, Inc. - Class A	104,497	0.0
815	Pool Corp.	175,143	0.1
4,796	PulteGroup, Inc.	658,059	0.2
1,149	PVH Corp.	85,325	0.0
12,696 (1)	QuantumScape Corp.	95,982	0.0
945	Ralph Lauren Corp.	379,332	0.1
8,696	Restaurant Brands International, Inc.	630,547	0.2
21,325 (1)	Rivian Automotive, Inc. - Class A	369,989	0.1
6,376	Royal Caribbean Cruises Ltd.	2,024,571	0.6
3,400	Service Corp. International	258,264	0.1
2,123 (1)	SharkNinja, Inc.	323,269	0.1
5,129	Tapestry, Inc.	750,783	0.2
5,161	Tempur Sealy International, Inc.	404,622	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,666	Texas Roadhouse, Inc.	$321,921	0.1
1,275	Thor Industries, Inc.	95,829	0.0
2,390	Toll Brothers, Inc.	393,752	0.1
711 (1)	TopBuild Corp.	252,071	0.1
13,332	Tractor Supply Co.	421,425	0.1
1,504	Travel + Leisure Co.	114,951	0.0
1,102 (1)	Ulta Beauty, Inc.	496,980	0.1
888 (2)	Vail Resorts, Inc.	120,901	0.0
3,226 (1)	Valvoline, Inc.	127,556	0.0
8,906	VF Corp.	148,552	0.0
4,491 (1)	Viking Holdings Ltd.	470,073	0.1
2,639 (1)	Wayfair, Inc. - Class A	243,896	0.1
1,592	Whirlpool Corp.	62,757	0.0
2,963	Williams-Sonoma, Inc.	690,675	0.2
687	Wingstop, Inc.	119,133	0.0
1,857	Wyndham Hotels & Resorts, Inc.	156,378	0.1
1,924	Wynn Resorts Ltd.	186,801	0.1
1,899 (1)	YETI Holdings, Inc.	94,114	0.0
7,008	Yum! Brands, Inc.	1,120,299	0.3
		32,617,590	9.2

	Consumer Staples: 4.7%
8,411	Albertsons Cos., Inc. - Class A	113,801	0.0
12,162	Archer-Daniels-Midland Co.	929,177	0.3
3,273 (1)	BJ’s Wholesale Club Holdings, Inc.	285,471	0.1
1,068	Brown-Forman Corp. - Class A	29,220	0.0
3,412	Brown-Forman Corp. - Class B	90,930	0.0
3,367	Bunge Global SA	359,360	0.1
5,028 (2)	Campbell Soup Co.	111,974	0.0
935	Casey’s General Stores, Inc.	743,129	0.2
4,320 (1)	Celsius Holdings, Inc.	126,490	0.0
6,005	Church & Dwight Co., Inc.	581,764	0.2
3,054	Clorox Co.	291,474	0.1
1,436	Coca-Cola Consolidated, Inc.	274,161	0.1
12,081	Conagra Brands, Inc.	162,610	0.1
3,501	Constellation Brands, Inc. - Class A	486,954	0.1
3,969 (1)	Darling Ingredients, Inc.	216,787	0.1
5,578	Dollar General Corp.	642,084	0.2
4,698 (1)	Dollar Tree, Inc.	568,223	0.2
1,464 (1)	e.l.f. Beauty, Inc.	108,336	0.0
6,257	Estee Lauder Cos., Inc. - Class A	493,990	0.1
1,227 (1)	Freshpet, Inc.	72,540	0.0
13,521	General Mills, Inc.	470,531	0.1
3,707	Hershey Co.	650,393	0.2
7,347	Hormel Foods Corp.	182,353	0.1
1,587	Ingredion, Inc.	150,305	0.0
8,270	JBS NV - Class A	97,999	0.0
2,650	JM Smucker Co.	298,125	0.1

See Accompanying Notes to Financial Statements

53

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
48,073	Kenvue, Inc.	$918,675	0.3
32,859	Keurig Dr Pepper, Inc.	1,075,475	0.3
8,375	Kimberly-Clark Corp.	919,324	0.3
21,685	Kraft Heinz Co.	512,200	0.2
14,133	Kroger Co.	784,805	0.2
3,345	Lamb Weston Holdings, Inc.	144,437	0.0
3,883 (1)	Maplebear, Inc.	183,860	0.1
6,455	McCormick & Co., Inc.	325,461	0.1
3,882	Molson Coors Beverage Co. - Class B	151,243	0.0
3,814 (1)	Performance Food Group Co.	426,367	0.1
1,075	Pilgrim’s Pride Corp.	30,218	0.0
1,030 (1)	Post Holdings, Inc.	90,908	0.0
6,176	Primo Brands Corp. - Class A	150,941	0.0
1,383	Reynolds Consumer Products, Inc.	37,134	0.0
6	Seaboard Corp.	26,786	0.0
1,166	Smithfield Foods, Inc.	28,287	0.0
2,373 (1)	Sprouts Farmers Market, Inc.	200,708	0.1
12,128	Sysco Corp.	1,013,658	0.3
6,981	Tyson Foods, Inc. - Class A	399,662	0.1
5,560 (1)	US Foods Holding Corp.	568,510	0.2
		16,526,840	4.7

	Energy: 5.7%
8,367	Antero Midstream Corp.	190,349	0.1
7,525 (1)	Antero Resources Corp.	264,428	0.1
8,940	APA Corp.	291,176	0.1
25,176	Baker Hughes Co.	1,397,268	0.4
5,307	Cheniere Energy, Inc.	1,268,426	0.4
5,767	Chesapeake Energy Corp.	525,893	0.2
1,427	Chord Energy Corp.	163,106	0.0
28,583	Devon Energy Corp.	1,181,050	0.3
4,857	Diamondback Energy, Inc.	853,763	0.2
2,578	DT Midstream, Inc.	378,296	0.1
15,297	EQT Corp.	813,341	0.2
21,126	Halliburton Co.	717,228	0.2
3,924	HF Sinclair Corp.	273,307	0.1
49,311	Kinder Morgan, Inc.	1,576,473	0.4
7,460	Marathon Petroleum Corp.	1,907,298	0.5
2,927	Matador Resources Co.	145,706	0.0
9,054	NOV, Inc.	167,952	0.0
18,388	Occidental Petroleum Corp.	893,105	0.3
15,983	ONEOK, Inc.	1,389,562	0.4
7,169	Ovintiv, Inc.	377,448	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
20,028	Permian Resources Corp. - Class A	$368,715	0.1
10,167	Phillips 66	1,718,731	0.5
5,912	Range Resources Corp.	219,867	0.1
5,383	Targa Resources Corp.	1,443,398	0.4
10,017	TechnipFMC PLC	664,127	0.2
1,492	Texas Pacific Land Corp.	652,959	0.2
4,801	Viper Energy, Inc. - Class A	203,562	0.1
1,789	Weatherford International PLC	145,804	0.0
1,069 (1)	X-Energy, Inc.	19,627	0.0
		20,211,965	5.7

	Financials: 13.5%
647	Affiliated Managers Group, Inc.	218,945	0.1
7,102 (1)	Affirm Holdings, Inc.	579,168	0.2
29,050	AGNC Investment Corp.	316,645	0.1
6,505	Allstate Corp.	1,547,800	0.4
7,015	Ally Financial, Inc.	322,339	0.1
1,680	American Financial Group, Inc.	235,099	0.1
13,511	American International Group, Inc.	1,006,975	0.3
2,300	Ameriprise Financial, Inc.	1,055,148	0.3
18,605	Annaly Capital Management, Inc.	416,008	0.1
8,815 (1)	Arch Capital Group Ltd.	855,584	0.2
4,990	Ares Management Corp. - Class A	555,437	0.2
1,255	Assurant, Inc.	337,005	0.1
1,053	Assured Guaranty Ltd.	84,409	0.0
1,707	Axis Capital Holdings Ltd.	183,400	0.0
150	Axis Capital Holdings Ltd.	16,116	0.0
2,614	Bank OZK	136,163	0.0
13,204 (1)	Block, Inc.	1,003,504	0.3
16,692	Blue Owl Capital, Inc.	146,055	0.0
478	BOK Financial Corp.	66,385	0.0
1,440 (1)	Brighthouse Financial, Inc.	91,152	0.0
7,480	Brown & Brown, Inc.	479,842	0.1
526 (1)(2)	Bullish	12,324	0.0
6,729	Carlyle Group, Inc.	283,358	0.1
2,656	Cboe Global Markets, Inc.	644,532	0.2
495	Central BanCo, Inc.	15,038	0.0
6,587 (1)	Chime Financial, Inc. - Class A	134,902	0.0
3,860	Cincinnati Financial Corp.	714,640	0.2
10,713	Citizens Financial Group, Inc.	750,660	0.2

See Accompanying Notes to Financial Statements

54

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
518	CNA Financial Corp.	$25,180	0.0
5,571 (1)	Coinbase Global, Inc. - Class A	814,425	0.2
7,310	Columbia Banking System, Inc.	234,286	0.1
3,433	Commerce Bancshares, Inc.	198,256	0.1
6,242	Corebridge Financial, Inc.	178,708	0.0
1,617 (1)	Corpay, Inc.	538,898	0.2
93 (1)	Credit Acceptance Corp.	59,217	0.0
1,497	Cullen/Frost Bankers, Inc.	231,316	0.1
3,448	East West Bancorp, Inc.	445,102	0.1
7,093	Equitable Holdings, Inc.	311,241	0.1
894 (1)	Euronet Worldwide, Inc.	65,432	0.0
930	Evercore, Inc. - Class A	317,539	0.1
1,003	Everest Re Group Ltd.	358,302	0.1
8,902	F.N.B. Corp.	169,850	0.0
917	FactSet Research Systems, Inc.	210,983	0.1
6,451	Fidelity National Financial, Inc.	304,229	0.1
13,121	Fidelity National Information Services, Inc.	510,144	0.1
22,933	Fifth Third Bancorp	1,292,733	0.4
3,587 (1)	Figure Technology Solutions, Inc. - Class A	110,157	0.0
2,473	First American Financial Corp.	169,623	0.0
203	First Citizens BancShares, Inc. - Class A	422,400	0.1
3,066	First Hawaiian, Inc.	89,834	0.0
12,007	First Horizon Corp.	307,860	0.1
13,447 (1)	Fiserv, Inc.	659,575	0.2
6,797	Franklin Resources, Inc.	226,136	0.1
458 (1)(2)	Freedom Holding Corp.	59,755	0.0
4,738 (1)	Galaxy Digital, Inc. - Class A	129,537	0.0
5,833	Global Payments, Inc.	423,242	0.1
1,979	Globe Life, Inc.	353,608	0.1
991	Hamilton Lane, Inc. - Class A	78,121	0.0
881	Hanover Insurance Group, Inc.	188,640	0.1
6,941	Hartford Financial Services Group, Inc.	919,821	0.3
1,382	Houlihan Lokey, Inc.	185,368	0.1
51,078	Huntington Bancshares, Inc.	905,613	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,125	Invesco Ltd.	$240,809	0.1
1,823	Jack Henry & Associates, Inc.	251,100	0.1
3,844	Jefferies Financial Group, Inc.	192,123	0.1
23,484	KeyCorp	541,306	0.2
554	Kinsale Capital Group, Inc.	182,715	0.0
2,366	Lazard, Inc.	99,230	0.0
4,355	Lincoln National Corp.	153,949	0.0
4,239	Loews Corp.	479,897	0.1
2,030	LPL Financial Holdings, Inc.	571,810	0.2
3,719	M&T Bank Corp.	885,159	0.2
313 (1)	Markel Corp.	611,292	0.2
893	MarketAxess Holdings, Inc.	101,347	0.0
5,265	MGIC Investment Corp.	148,473	0.0
494	Morningstar, Inc.	77,074	0.0
1,784	MSCI, Inc.	999,111	0.3
11,334	Nasdaq, Inc.	893,346	0.3
4,657	Northern Trust Corp.	809,573	0.2
5,714	Old Republic International Corp.	233,817	0.1
2,926	OneMain Holdings, Inc.	178,398	0.0
22,714	PayPal Holdings, Inc.	980,791	0.3
3,784	Pinnacle Financial Partners, Inc.	381,730	0.1
1,617	Popular, Inc.	265,479	0.1
794	Primerica, Inc.	225,655	0.1
5,427	Principal Financial Group, Inc.	584,922	0.2
2,918	Prosperity Bancshares, Inc.	213,102	0.1
8,822	Prudential Financial, Inc.	952,158	0.3
4,482	Raymond James Financial, Inc.	681,398	0.2
21,652	Regions Financial Corp.	653,890	0.2
1,660	Reinsurance Group of America, Inc.	352,999	0.1
1,058	RenaissanceRe Holdings Ltd.	335,280	0.1
14,099	Rithm Capital Corp.	132,390	0.0
2,075	RLI Corp.	122,570	0.0
19,482 (1)	Robinhood Markets, Inc. - Class A	1,953,655	0.6
24,564 (1)	Rocket Cos., Inc. - Class A	386,883	0.1
2,817	Ryan Specialty Holdings, Inc.	106,370	0.0
2,579	SEI Investments Co.	226,204	0.1
1,422 (1)(2)	Shift4 Payments, Inc. - Class A	69,166	0.0
4,725	SLM Corp.	122,567	0.0
32,008 (1)	SoFi Technologies, Inc.	573,903	0.2
2,459	Southstate Bank Corp.	245,654	0.1

See Accompanying Notes to Financial Statements

55

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,864	Starwood Property Trust, Inc.	$145,192	0.0
6,784	State Street Corp.	1,150,566	0.3
3,780	Stifel Financial Corp.	263,731	0.1
8,517	Synchrony Financial	647,718	0.2
5,341	T. Rowe Price Group, Inc.	607,218	0.2
1,283	TFS Financial Corp.	22,735	0.0
12,084 (1)	Toast, Inc. - Class A	336,177	0.1
3,680	TPG, Inc.	149,224	0.0
2,941	Tradeweb Markets, Inc. - Class A	293,100	0.1
4,016	Unum Group	359,030	0.1
7,033	UWM Holdings Corp.	16,106	0.0
2,096	Virtu Financial, Inc. - Class A	124,859	0.0
2,329 (3)	Voya Financial, Inc.	210,844	0.1
5,753	W.R. Berkley Corp.	405,759	0.1
4,088	Webster Financial Corp.	312,405	0.1
2,685	Western Alliance Bancorp	220,707	0.1
7,775	Western Union Co.	59,868	0.0
867 (1)	WEX, Inc.	122,325	0.0
61	White Mountains Insurance Group Ltd.	126,477	0.0
2,392	Willis Towers Watson PLC	625,197	0.2
1,682	Wintrust Financial Corp.	270,331	0.1
9,955	XP, Inc. - Class A	161,868	0.0
3,678	Zions Bancorp NA	254,481	0.1
		47,806,977	13.5

	Health Care: 10.7%
7,162	Agilent Technologies, Inc.	951,328	0.3
1,696 (1)	Align Technology, Inc.	286,047	0.1
3,380 (1)	Alnylam Pharmaceuticals, Inc.	1,017,481	0.3
4,735	AmerisourceBergen Corp.	1,339,910	0.4
3,425 (1)	Arrowhead Pharmaceuticals, Inc.	279,172	0.1
1,262 (1)	Ascendis Pharma A/S, ADR	336,601	0.1
16,710 (1)	Avantor, Inc.	165,429	0.0
1,093 (1)	Axsome Therapeutics, Inc.	267,534	0.1
13,027	Baxter International, Inc.	277,736	0.1
7,208	Becton Dickinson and Co.	1,090,787	0.3
3,737 (1)	Biogen, Inc.	807,416	0.2
4,862 (1)	BioMarin Pharmaceutical, Inc.	278,204	0.1
460 (1)	Bio-Rad Laboratories, Inc. - Class A	135,061	0.0
3,965 (2)	Bio-Techne Corp.	280,127	0.1
4,287 (1)	Bridgebio Pharma, Inc.	319,296	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,812	Bruker Corp.	$169,226	0.0
5,937	Cardinal Health, Inc.	1,410,394	0.4
3,126 (1)	Caris Life Sciences, Inc.	55,705	0.0
12,510 (1)	Centene Corp.	803,017	0.2
1,243 (1)	Charles River Laboratories International, Inc.	281,900	0.1
330	Chemed Corp.	153,694	0.0
4,929 (1)	Cooper Cos., Inc.	353,458	0.1
2,404 (1)	Corcept Therapeutics, Inc.	209,028	0.1
817 (1)	DaVita, Inc.	181,766	0.0
9,728 (1)	Dexcom, Inc.	655,181	0.2
3,269 (1)	Doximity, Inc. - Class A	67,799	0.0
14,454 (1)	Edwards Lifesciences Corp.	1,307,509	0.4
12,529 (1)	Elanco Animal Health, Inc.	308,339	0.1
2,495	Encompass Health Corp.	252,195	0.1
1,433	Ensign Group, Inc.	229,710	0.1
4,105 (1)	Envista Holdings Corp.	108,167	0.0
6,321 (1)	Exelixis, Inc.	343,926	0.1
11,517	GE HealthCare Technologies, Inc.	737,203	0.2
2,842 (1)	Globus Medical, Inc. - Class A	224,546	0.1
3,228 (1)	Guardant Health, Inc.	484,297	0.1
2,978 (1)	Halozyme Therapeutics, Inc.	233,088	0.1
2,500 (1)	Henry Schein, Inc.	208,800	0.1
3,046	Humana, Inc.	1,209,932	0.3
2,004 (1)	IDEXX Laboratories, Inc.	1,054,986	0.3
3,853 (1)	Illumina, Inc.	677,473	0.2
4,202 (1)	Incyte Corp.	476,339	0.1
5,439 (1)	Insmed, Inc.	579,906	0.2
1,754 (1)	Insulet Corp.	267,046	0.1
4,168 (1)	Ionis Pharmaceuticals, Inc.	330,481	0.1
4,220 (1)	IQVIA Holdings, Inc.	815,388	0.2
1,512 (1)	Jazz Pharmaceuticals PLC	364,347	0.1
2,080	Labcorp Holdings, Inc.	582,400	0.2
454 (1)	Madrigal Pharmaceuticals, Inc.	243,775	0.1
11,375 (1)	Medline, Inc. - Class A	448,630	0.1
585 (1)	Medpace Holdings, Inc.	309,810	0.1
512 (1)	Mettler-Toledo International, Inc.	654,085	0.2
9,227 (1)	Moderna, Inc.	646,167	0.2
1,305 (1)	Molina Healthcare, Inc.	298,453	0.1
3,463 (1)	Natera, Inc.	940,031	0.3
2,510 (1)	Neurocrine Biosciences, Inc.	423,023	0.1
6,637	Organon & Co.	89,865	0.0
965 (1)	Penumbra, Inc.	304,699	0.1
5,213	QIAGEN N.V.	203,828	0.1
See Accompanying Notes to Financial Statements

56

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,800	Quest Diagnostics, Inc.	$593,460	0.2
1,350 (1)	Repligen Corp.	184,194	0.0
3,684	ResMed, Inc.	717,938	0.2
4,851 (1)	Revolution Medicines, Inc.	908,495	0.3
2,831	Revvity, Inc.	314,977	0.1
12,407 (1)	Roivant Sciences Ltd.	439,084	0.1
10,491	Royalty Pharma PLC - Class A	588,230	0.2
3,746 (1)	Solventum Corp.	289,004	0.1
7,080 (1)	Sotera Health Co.	125,670	0.0
2,482	STERIS PLC	522,635	0.1
3,425 (1)(2)	Summit Therapeutics, Inc.	49,902	0.0
1,119	Teleflex, Inc.	141,844	0.0
2,725 (1)(2)	Tempus AI, Inc. - Class A	157,859	0.0
2,166 (1)	Tenet Healthcare Corp.	405,215	0.1
1,050 (1)	United Therapeutics Corp.	568,921	0.2
1,285	Universal Health Services, Inc. - Class B	191,067	0.0
3,783 (1)	Veeva Systems, Inc. - Class A	671,369	0.2
29,470	Viatris, Inc.	467,984	0.1
2,869 (1)	Viking Therapeutics, Inc.	111,920	0.0
2,492 (1)	Waters Corp.	934,600	0.3
1,773	West Pharmaceutical Services, Inc.	636,507	0.2
4,909	Zimmer Biomet Holdings, Inc.	422,616	0.1
10,673	Zoetis, Inc.	766,962	0.2
		37,742,194	10.7

	Industrials: 18.4%
2,833	A.O. Smith Corp.	177,686	0.1
1,728	AAON, Inc.	219,214	0.1
767	Acuity Brands, Inc.	288,898	0.1
1,843	Advanced Drainage Systems, Inc.	289,277	0.1
3,268	AECOM	228,106	0.1
966 (1)	AeroVironment, Inc.	159,458	0.0
1,519	AGCO Corp.	181,824	0.1
2,813 (1)	Alaska Air Group, Inc.	146,839	0.0
2,157	Allegion PLC	303,037	0.1
2,097	Allison Transmission Holdings, Inc.	236,416	0.1
3,899 (1)	Amentum Holdings, Inc.	80,592	0.0
16,544 (1)	American Airlines Group, Inc.	298,950	0.1
5,800	AMETEK, Inc.	1,403,252	0.4
9,668 (1)	API Group Corp.	409,440	0.1
932	Applied Industrial Technologies, Inc.	315,156	0.1
1,072	Armstrong World Industries, Inc.	171,970	0.0
3,432 (1)	ATI, Inc.	676,447	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
441 (1)	Avis Budget Group, Inc.	$65,193	0.0
1,959 (1)	Axon Enterprise, Inc.	1,098,235	0.3
3,033	Booz Allen Hamilton Holding Corp.	184,012	0.1
2,924	Broadridge Financial Solutions, Inc.	400,442	0.1
2,657 (1)	Builders FirstSource, Inc.	237,748	0.1
2,320	BWX Technologies, Inc.	451,588	0.1
554 (1)	CACI International, Inc. - Class A	256,646	0.1
1,017	Carlisle Cos., Inc.	368,917	0.1
1,224	Carpenter Technology Corp.	755,012	0.2
2,982	CH Robinson Worldwide, Inc.	561,630	0.2
1,209 (1)	Chart Industries, Inc.	252,608	0.1
1,287 (1)	Clean Harbors, Inc.	384,491	0.1
22,079	CNH Industrial NV	247,947	0.1
884	Comfort Systems USA, Inc.	1,752,044	0.5
22,365 (1)	Copart, Inc.	630,469	0.2
4,752 (1)	Core & Main, Inc. - Class A	229,284	0.1
1,255	Crane Co.	279,953	0.1
934	Curtiss-Wright Corp.	707,748	0.2
16,606	Delta Air Lines, Inc.	1,555,318	0.4
2,925	Donaldson Co., Inc.	262,577	0.1
3,380	Dover Corp.	758,066	0.2
753 (1)	Dycom Industries, Inc.	380,709	0.1
1,121	EMCOR Group, Inc.	930,295	0.3
3,005	Equifax, Inc.	476,954	0.1
1,447	Esab Corp.	142,718	0.0
1,291 (1)	Everus Construction Group, Inc.	214,241	0.1
3,780 (1)	ExlService Holdings, Inc.	97,751	0.0
3,359	Expeditors International of Washington, Inc.	547,450	0.2
29,129	Fastenal Co.	1,399,066	0.4
2,776 (1)	Fedex Freight Holding Co., Inc.	419,176	0.1
4,852	Ferguson Enterprises, Inc.	1,151,525	0.3
3,229	Flowserve Corp.	239,463	0.1
3,240 (1)	Forgent Power Solutions, Inc. - Class A	180,986	0.1
7,717	Fortive Corp.	471,432	0.1
2,940	Fortune Brands Innovations, Inc.	161,406	0.0
2,572	FTAI Aviation Ltd.	695,803	0.2
752 (1)	FTI Consulting, Inc.	112,055	0.0
6,335 (1)	Gates Industrial Corp. PLC	177,190	0.1
1,468 (1)	Generac Holdings, Inc.	429,845	0.1
3,935	Genpact Ltd.	108,212	0.0

See Accompanying Notes to Financial Statements

57

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
6,594	GFL Environmental, Inc.	$242,593	0.1
4,184	Graco, Inc.	316,352	0.1
2,895 (1)	GXO Logistics, Inc.	146,776	0.0
5,277 (1)	Hayward Holdings, Inc.	91,345	0.0
1,080	HEICO Corp.	384,685	0.1
1,911	HEICO Corp. - Class A	492,866	0.1
1,898	Hexcel Corp.	189,914	0.1
1,343	Hubbell, Inc.	702,658	0.2
993	Huntington Ingalls Industries, Inc.	277,931	0.1
1,877	IDEX Corp.	425,985	0.1
221 (1)	IES Holdings, Inc.	162,360	0.0
9,925	Ingersoll Rand, Inc.	813,751	0.2
2,261	ITT, Inc.	447,135	0.1
2,964	Jacobs Solutions, Inc.	373,464	0.1
1,906	JB Hunt Transport Services, Inc.	551,654	0.2
1,734 (1)	Karman Holdings, Inc.	86,561	0.0
3,181	KBR, Inc.	109,840	0.0
1,351 (1)	Kirby Corp.	183,695	0.1
4,008	Knight-Swift Transportation Holdings, Inc.	312,103	0.1
4,690 (1)	Kratos Defense & Security Solutions, Inc.	233,843	0.1
4,718	L3Harris Technologies, Inc.	1,371,004	0.4
855	Landstar System, Inc.	176,823	0.1
3,178	Leidos Holdings, Inc.	327,239	0.1
799	Lennox International, Inc.	457,787	0.1
1,916	Leonardo DRS, Inc.	81,756	0.0
1,351	Lincoln Electric Holdings, Inc.	358,704	0.1
1,117 (1)	Loar Holdings, Inc.	90,041	0.0
9,572 (1)	Lyft, Inc. - Class A	139,847	0.0
5,115	Masco Corp.	416,208	0.1
1,572 (1)	MasTec, Inc.	654,046	0.2
1,099 (1)	Middleby Corp.	189,039	0.1
922	MSA Safety, Inc.	160,963	0.0
1,149	MSC Industrial Direct Co., Inc. - Class A	136,674	0.0
2,751	Mueller Industries, Inc.	338,180	0.1
3,753 (1)	Nextracker, Inc. - Class A	447,132	0.1
1,338	Nordson Corp.	403,661	0.1
4,074	nVent Electric PLC	690,991	0.2
4,733	Old Dominion Freight Line, Inc.	1,025,168	0.3
1,579	Oshkosh Corp.	242,345	0.1
9,742	Otis Worldwide Corp.	697,527	0.2
2,020	Owens Corning	321,099	0.1
938 (1)	Parsons Corp.	49,142	0.0
8,163	Paychex, Inc.	802,668	0.2
1,038	Paycom Software, Inc.	130,456	0.0
1,102 (1)	Paylocity Holding Corp.	115,192	0.0
4,063	Pentair PLC	311,470	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
7,074 (1)	Planet Labs PBC	$234,362	0.1
733	Powell Industries, Inc.	209,902	0.1
1,362	Primoris Services Corp.	135,001	0.0
16,449 (1)(2)	QXO, Inc.	284,239	0.1
4,715	RB Global, Inc.	549,062	0.2
791 (1)	RBC Bearings, Inc.	509,451	0.1
1,682	Regal Rexnord Corp.	400,636	0.1
2,501	Robert Half International, Inc.	76,781	0.0
13,620 (1)	Rocket Lab Corp.	1,384,473	0.4
2,849	Rockwell Automation, Inc.	1,410,483	0.4
7,536	Rollins, Inc.	314,553	0.1
951	Ryder System, Inc.	250,845	0.1
676 (1)	Saia, Inc.	284,704	0.1
1,305	Schneider National, Inc. - Class B	47,672	0.0
1,087	Science Applications International Corp.	120,016	0.0
3,665	Sensata Technologies Holding PLC	174,967	0.0
1,043	Simpson Manufacturing Co., Inc.	218,352	0.1
1,105 (1)	SiteOne Landscape Supply, Inc.	126,423	0.0
1,285	Snap-on, Inc.	517,084	0.1
981 (1)	Solv Energy, Inc. - Class A	33,403	0.0
11,676	Southwest Airlines Co.	600,380	0.2
1,233 (1)	SPX Technologies, Inc.	302,295	0.1
5,259	SS&C Technologies Holdings, Inc.	326,321	0.1
5,788 (1)	Standardaero, Inc.	173,119	0.0
3,939	Stanley Black & Decker, Inc.	370,739	0.1
762 (1)	Sterling Infrastructure, Inc.	639,592	0.2
10,402	Sunbelt Rentals Holdings, Inc.	778,174	0.2
6,591	Tetra Tech, Inc.	190,414	0.1
4,388	Textron, Inc.	402,511	0.1
1,632	Timken Co.	237,162	0.1
2,414	Toro Co.	235,172	0.1
4,881	TransUnion	352,115	0.1
2,613 (1)	Trex Co., Inc.	130,755	0.0
2,762	U-Haul Holding Co.	160,892	0.0
1,946	UL Solutions, Inc. - Class A	198,220	0.1
8,195 (1)	United Airlines Holdings, Inc.	1,114,438	0.3
1,583	United Rentals, Inc.	1,793,365	0.5
480	Valmont Industries, Inc.	277,248	0.1
6,224	Veralto Corp.	551,944	0.2
3,320	Verisk Analytics, Inc.	596,040	0.2
625 (1)	Vicor Corp.	237,362	0.1
886	Watsco, Inc.	369,223	0.1
691	Watts Water Technologies, Inc. - Class A	270,492	0.1

See Accompanying Notes to Financial Statements

58

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,213	WESCO International, Inc.	$419,007	0.1
4,278	Westinghouse Air Brake Technologies Corp.	1,153,349	0.3
4,478	WillScot Mobile Mini Holdings Corp.	129,235	0.0
1,505	Woodward, Inc.	640,287	0.2
1,102	WW Grainger, Inc.	1,499,161	0.4
2,889 (1)	XPO, Inc.	593,083	0.2
6,016	Xylem, Inc.	711,151	0.2
		64,779,095	18.4

	Information Technology: 15.9%
957	Advanced Energy Industries, Inc.	356,837	0.1
3,655 (1)	Akamai Technologies, Inc.	432,058	0.1
3,144 (1)	Allegro MicroSystems, Inc.	218,885	0.1
2,416	Amdocs Ltd.	122,105	0.0
264	Amdocs Ltd.	13,343	0.0
3,161	Amkor Technology, Inc.	272,573	0.1
579 (1)	Appfolio, Inc. - Class A	92,843	0.0
6,459 (1)	Applied Digital Corp.	240,921	0.1
1,956 (1)	Applied Optoelectronics, Inc.	289,801	0.1
1,290 (1)	Arrow Electronics, Inc.	275,299	0.1
3,882 (1)	Astera Labs, Inc.	1,875,084	0.5
4,281 (1)	Atlassian Corp. - Class A	333,019	0.1
30,537 (1)	Aurora Innovation, Inc.	208,262	0.1
5,354 (1)	Autodesk, Inc.	1,040,925	0.3
2,057	Avnet, Inc.	182,703	0.1
4,137	Bentley Systems, Inc. - Class B	123,655	0.0
2,198 (1)	BILL Holdings, Inc.	79,480	0.0
14,292	BitMine Immersion Technologies, Inc.	190,226	0.1
13,896 (1)	CCC Intelligent Solutions Holdings, Inc.	71,703	0.0
3,239	CDW Corp.	455,533	0.1
4,535 (1)	Circle Internet Group, Inc.	284,027	0.1
1,288 (1)	Cirrus Logic, Inc.	191,307	0.1
8,014 (1)	Cloudflare, Inc. - Class A	1,965,674	0.6
4,230	Cognex Corp.	306,337	0.1
12,031	Cognizant Technology Solutions Corp. - Class A	465,961	0.1
4,491 (1)	Coherent Corp.	1,771,565	0.5
8,820 (1)	CoreWeave, Inc. - Class A	877,943	0.3
4,177 (1)	Credo Technology Group Holding Ltd.	1,135,935	0.3
8,329 (1)	Datadog, Inc. - Class A	2,168,538	0.6
2,056 (1)	DigitalOcean Holdings, Inc.	322,854	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,910 (1)	DocuSign, Inc.	$218,102	0.1
1,508	Dolby Laboratories, Inc. - Class A	79,291	0.0
3,855 (1)	Dropbox, Inc. - Class A	105,897	0.0
7,506 (1)	Dynatrace, Inc.	329,588	0.1
2,304 (1)	Elastic NV	131,374	0.0
3,248 (1)	Enphase Energy, Inc.	159,932	0.0
3,854	Entegris, Inc.	693,180	0.2
1,291 (1)	EPAM Systems, Inc.	102,441	0.0
1,434 (1)	F5, Inc.	596,487	0.2
908 (1)	Fabrinet	510,369	0.1
573 (1)	Fair Isaac Corp.	684,609	0.2
5,405 (1)	Figma, Inc. - Class A	97,776	0.0
2,579 (1)	First Solar, Inc.	608,541	0.2
9,286 (1)	Flex Ltd.	1,504,982	0.4
1,967 (1)	FormFactor, Inc.	314,582	0.1
1,654 (1)	Gartner, Inc.	214,391	0.1
13,667	Gen Digital, Inc.	340,172	0.1
3,615 (1)	Gitlab, Inc. - Class A	110,366	0.0
3,198	GLOBALFOUNDRIES, Inc.	263,547	0.1
3,341 (1)	GoDaddy, Inc. - Class A	283,584	0.1
2,143 (1)	Guidewire Software, Inc.	263,696	0.1
33,582	Hewlett Packard Enterprise Co.	1,514,884	0.4
23,173	HP, Inc.	508,416	0.1
1,259 (1)	HubSpot, Inc.	229,780	0.1
1,115	Ingram Micro Holding Corp.	30,584	0.0
9,305 (1)(2)	IonQ, Inc.	495,584	0.1
651 (1)	IPG Photonics Corp.	76,375	0.0
8,190 (1)	IREN Ltd.	374,529	0.1
2,644	Jabil, Inc.	1,019,209	0.3
4,330 (1)	Keysight Technologies, Inc.	1,515,803	0.4
3,525 (1)	Klaviyo, Inc. - Class A	53,227	0.0
5,564 (1)	Kyndryl Holdings, Inc.	62,929	0.0
3,454 (1)	Lattice Semiconductor Corp.	528,324	0.2
630	Littelfuse, Inc.	286,858	0.1
1,802 (1)	Lumentum Holdings, Inc.	1,546,224	0.4
1,697 (1)	MACOM Technology Solutions Holdings, Inc.	645,488	0.2
1,483 (1)	Manhattan Associates, Inc.	206,508	0.1
13,468	Microchip Technology, Inc.	1,228,282	0.4
1,701	MKS Instruments, Inc.	756,605	0.2
1,976 (1)	MongoDB, Inc.	663,738	0.2
4,989	NetApp, Inc.	772,098	0.2
6,568 (1)	Nutanix, Inc. - Class A	334,705	0.1
4,273 (1)	Okta, Inc.	583,051	0.2
9,964 (1)	ON Semiconductor Corp.	941,997	0.3
1,256 (1)	Onto Innovation, Inc.	475,333	0.1

See Accompanying Notes to Financial Statements

59

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,261	Pegasystems, Inc.	$67,762	0.0
3,067 (1)	Procore Technologies, Inc.	124,582	0.0
3,015 (1)	PTC, Inc.	342,534	0.1
7,909 (1)	Pure Storage, Inc. - Class A	623,150	0.2
5,317	Qnity Electronics, Inc.	868,319	0.2
2,137 (1)	Qorvo, Inc.	199,318	0.1
2,839	Ralliant Corp.	209,036	0.1
2,726 (1)	Rambus, Inc.	361,849	0.1
1,837	RingCentral, Inc. - Class A	71,606	0.0
2,593	Roper Technologies, Inc.	877,445	0.3
3,930 (1)	Rubrik, Inc. - Class A	315,500	0.1
1,659 (1)	SailPoint, Inc.	24,288	0.0
8,715 (1)	Samsara, Inc. - Class A	282,627	0.1
1,287 (1)	Sanmina Corp.	325,714	0.1
2,350 (1)	Semtech Corp.	380,347	0.1
8,121 (1)	SentinelOne, Inc. - Class A	137,813	0.0
563 (1)	SiTime Corp.	419,750	0.1
3,807 (2)	Skyworks Solutions, Inc.	258,115	0.1
8,493 (1)	Snowflake, Inc. - Class A	2,161,468	0.6
14,127 (1)	Super Micro Computer, Inc.	414,345	0.1
1,941	TD SYNNEX Corp.	518,907	0.1
1,167 (1)	Teledyne Technologies, Inc.	778,272	0.2
3,971	Teradyne, Inc.	1,921,329	0.5
9,166 (1)	Terawulf, Inc.	226,400	0.1
5,863 (1)	Trimble, Inc.	300,068	0.1
2,584 (1)	TTM Technologies, Inc.	483,260	0.1
3,750 (1)	Twilio, Inc. - Class A	773,737	0.2
1,066 (1)	Tyler Technologies, Inc.	311,762	0.1
107	Ubiquiti, Inc.	57,141	0.0
10,114 (1)	UiPath, Inc. - Class A	109,939	0.0
9,141 (1)	Unity Software, Inc.	261,250	0.1
1,091	Universal Display Corp.	94,470	0.0
2,068	VeriSign, Inc.	520,226	0.2
5,863 (1)	Viavi Solutions, Inc.	279,958	0.1
3,542	Vontier Corp.	102,718	0.0
5,211 (1)	Workday, Inc. - Class A	637,931	0.2
1,216 (1)	Zebra Technologies Corp. - Class A	320,124	0.1
6,742 (1)	Zoom Video Communications, Inc. - Class A	581,902	0.2
2,649 (1)	Zscaler, Inc.	373,906	0.1
		55,947,702	15.9

	Materials: 5.2%
2,989	Albemarle Corp.	403,605	0.1
6,674	Alcoa Corp.	347,982	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
5,503 (1)	Almonty Industries, Inc.	$91,130	0.0
11,714	Amcor PLC	507,802	0.2
12,810	Anglogold Ashanti PLC	1,036,201	0.3
1,602	AptarGroup, Inc.	200,570	0.1
1,029	Aura Minerals, Inc.	64,776	0.0
1,942	Avery Dennison Corp.	315,284	0.1
5,413 (1)	Axalta Coating Systems Ltd.	185,233	0.1
6,747	Ball Corp.	421,013	0.1
2,835	Celanese Corp.	130,410	0.0
3,886	CF Industries Holdings, Inc.	420,698	0.1
14,351 (1)	Cleveland-Cliffs, Inc.	134,756	0.0
26,050	Coeur Mining, Inc.	425,136	0.1
17,042	Corteva, Inc.	1,443,287	0.4
2,834	Crown Holdings, Inc.	316,898	0.1
18,271	Dow, Inc.	499,895	0.1
3,465	DuPont de Nemours, Inc.	469,993	0.1
789	Eagle Materials, Inc.	177,525	0.1
2,878	Eastman Chemical Co.	192,768	0.1
5,787	Element Solutions, Inc.	276,329	0.1
7,404	Graphic Packaging Holding Co.	78,260	0.0
16,033	Hecla Mining Co.	247,389	0.1
6,485	International Flavors & Fragrances, Inc.	513,742	0.2
13,305	International Paper Co.	506,920	0.1
3,784 (1)	James Hardie Industries PLC	99,065	0.0
1,608	Louisiana-Pacific Corp.	126,485	0.0
6,541	LyondellBasell Industries NV - Class A	344,384	0.1
1,514	Martin Marietta Materials, Inc.	873,124	0.3
8,054	Mosaic Co.	170,664	0.1
3,637 (1)(2)	MP Materials Corp.	203,708	0.1
155	NewMarket Corp.	122,642	0.0
5,589	Nucor Corp.	1,244,950	0.4
2,879	Olin Corp.	57,062	0.0
2,200	Packaging Corp. of America	524,216	0.2
5,657	PPG Industries, Inc.	686,137	0.2
1,291	Reliance Steel & Aluminum Co.	482,318	0.1
2,150	Royal Gold, Inc.	429,161	0.1
3,200	RPM International, Inc.	355,680	0.1
1,126	Scotts Miracle-Gro Co.	76,692	0.0
2,243	Silgan Holdings, Inc.	104,053	0.0
13,245	Smurfit WestRock PLC	612,714	0.2
4,035	Solstice Advanced Materials, Inc.	357,501	0.1
2,484	Sonoco Products Co.	139,973	0.0
3,417	Steel Dynamics, Inc.	784,065	0.2
3,287	Vulcan Materials Co.	969,698	0.3
835	Westlake Corp.	60,955	0.0
		18,232,849	5.2

See Accompanying Notes to Financial Statements

60

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 6.6%
2,998	Agree Realty Corp.	$227,069	0.1
4,353	Alexandria Real Estate Equities, Inc.	230,056	0.1
4,840	American Healthcare REIT, Inc.	252,406	0.1
8,502	American Homes 4 Rent - Class A	284,987	0.1
7,242 (2)	Americold Realty Trust, Inc.	113,844	0.0
3,521	AvalonBay Communities, Inc.	664,377	0.2
4,016	Boston Properties, Inc.	266,301	0.1
7,728	Brixmor Property Group, Inc.	243,664	0.1
2,498	Camden Property Trust	285,996	0.1
7,404 (1)	CBRE Group, Inc. - Class A	997,245	0.3
10,227 (1)	CoStar Group, Inc.	289,629	0.1
4,136	Cousins Properties, Inc.	123,997	0.0
11,066	Crown Castle, Inc.	838,028	0.2
5,736	CubeSmart	228,121	0.1
8,865	Digital Realty Trust, Inc.	1,591,977	0.5
1,352	EastGroup Properties, Inc.	273,821	0.1
1,897	EPR Properties	110,045	0.0
4,892	Equity LifeStyle Properties, Inc.	315,289	0.1
9,456	Equity Residential	642,346	0.2
1,622	Essex Property Trust, Inc.	472,959	0.1
5,315	Extra Space Storage, Inc.	772,270	0.2
2,171	Federal Realty Investment Trust	267,988	0.1
5,205 (1)	Fermi, Inc.	47,678	0.0
3,343	First Industrial Realty Trust, Inc.	204,959	0.1
6,899	Gaming and Leisure Properties, Inc.	307,212	0.1
8,491	Healthcare Realty Trust, Inc.	171,263	0.0
17,585	Healthpeak Properties, Inc.	376,319	0.1
17,210	Host Hotels & Resorts, Inc.	408,049	0.1
788 (1)	Howard Hughes Holdings, Inc.	56,334	0.0
15,024	Invitation Homes, Inc.	453,875	0.1
7,496	Iron Mountain, Inc.	946,820	0.3
1,174	Janus Living, Inc. - Class 1	33,741	0.0
1,168 (1)	Jones Lang LaSalle, Inc.	362,022	0.1
2,925	Kilroy Realty Corp.	109,600	0.0
16,763	Kimco Realty Corp.	424,942	0.1
2,163	Lamar Advertising Co. - Class A	337,385	0.1
1,760	Lineage, Inc.	76,120	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,617 (2)	Medical Properties Trust, Inc.	$58,291	0.0
2,933	Mid-America Apartment Communities, Inc.	407,511	0.1
3,880	Millrose Properties, Inc.	116,594	0.0
4,794	National Retail Properties, Inc.	223,065	0.1
1,806	National Storage Affiliates Trust	80,313	0.0
7,555	Omega Healthcare Investors, Inc.	360,222	0.1
7,600	Rayonier, Inc.	161,728	0.0
23,669	Realty Income Corp.	1,466,531	0.4
4,623	Regency Centers Corp.	368,638	0.1
5,709	Rexford Industrial Realty, Inc.	191,251	0.1
2,672	SBA Communications Corp.	471,501	0.1
8,105	Simon Property Group, Inc.	1,812,683	0.5
4,852	STAG Industrial, Inc.	184,667	0.1
3,094	Sun Communities, Inc.	371,002	0.1
8,223	UDR, Inc.	328,262	0.1
12,283	Ventas, Inc.	1,090,730	0.3
27,525	VICI Properties, Inc.	730,789	0.2
4,440	Vornado Realty Trust	174,492	0.1
18,261	Weyerhaeuser Co.	437,168	0.1
5,604	WP Carey, Inc.	400,686	0.1
1,011 (1)	Zillow Group, Inc. - Class A	31,715	0.0
4,101 (1)	Zillow Group, Inc. - Class C	129,264	0.0
		23,405,837	6.6

	Utilities: 6.0%
18,018	AES Corp.	264,144	0.1
6,553	Alliant Energy Corp.	499,928	0.1
7,009	Ameren Corp.	792,297	0.2
4,941	American Water Works Co., Inc.	650,137	0.2
4,182	Atmos Energy Corp.	720,433	0.2
3,435	Brookfield Renewable Corp.	127,507	0.0
16,587	CenterPoint Energy, Inc.	730,491	0.2
3,052	Clearway Energy, Inc. - Class C	104,317	0.0
7,793	CMS Energy Corp.	596,164	0.2
9,348	Consolidated Edison, Inc.	1,034,169	0.3
5,265	DTE Energy Co.	802,228	0.2
9,657	Edison International	718,964	0.2
11,601	Entergy Corp.	1,332,491	0.4
7,180	Essential Utilities, Inc.	275,066	0.1
5,841	Evergy, Inc.	504,838	0.1
9,536	Eversource Energy	689,167	0.2
25,986	Exelon Corp.	1,211,467	0.3

See Accompanying Notes to Financial Statements

61

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
13,950	FirstEnergy Corp.	$663,183	0.2
1,404	IDACORP, Inc.	212,425	0.1
5,179	MDU Resources Group, Inc.	109,847	0.0
2,384	National Fuel Gas Co.	184,069	0.0
12,134	NiSource, Inc.	576,972	0.2
5,159	NRG Energy, Inc.	753,524	0.2
5,220	OGE Energy Corp.	254,005	0.1
3,564 (1)	Oklo, Inc.	186,504	0.0
55,633	PG&E Corp.	935,747	0.3
3,071	Pinnacle West Capital Corp.	328,597	0.1
19,085	PPL Corp.	693,740	0.2
12,658	Public Service Enterprise Group, Inc.	1,027,323	0.3
1,142 (1)	Talen Energy Corp.	438,825	0.1
5,448	UGI Corp.	188,174	0.1
8,530	Vistra Corp.	1,353,114	0.4
8,266	WEC Energy Group, Inc.	965,221	0.3
15,833	Xcel Energy, Inc.	1,271,390	0.4
		21,196,468	6.0
	Total Common Stock (Cost $259,976,741)	350,827,407	99.4

EXCHANGE-TRADED FUNDS: 0.5%
16,215 (2)	iShares Russell Mid-Cap ETF	1,788,839	0.5

	Total Exchange-Traded Funds (Cost $1,635,548)	1,788,839	0.5

	Total Long-Term Investments (Cost $261,612,289)	352,616,246	99.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Repurchase Agreements: 0.8%
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Agency Obligations, 3.500%- 6.500%, Market Value plus accrued interest $1,020,000, due 06/01/42-08/20/71)	1,000,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
809,013 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $809,094, collateralized by various U.S. Government Securities, 2.125%- 4.125%, Market Value plus accrued interest $825,193, due 06/30/27-01/15/35)	$809,013	0.2
1,000,000 (4)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Securities, 0.000%- 4.250%, Market Value plus accrued interest $1,020,000, due 12/17/26-05/15/51)	1,000,000	0.3
	Total Repurchase Agreements (Cost $2,809,013)	2,809,013	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
358,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $358,000)	$358,000	0.1

	Total Short-Term Investments (Cost $3,167,013)	3,167,013	0.9

	Total Investments in Securities (Cost $264,779,302)	$355,783,259	100.8
	Liabilities in Excess of Other Assets	(2,663,349)	(0.8)
	Net Assets	$353,119,910	100.0

ADR	American Depositary Receipt

See Accompanying Notes to Financial Statements

62

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

63

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$350,827,407	$—	$—	$350,827,407
Exchange-Traded Funds	1,788,839	—	—	1,788,839
Short-Term Investments	358,000	2,809,013	—	3,167,013
Total Investments, at fair value	$352,974,246	$2,809,013	$—	$355,783,259
Other Financial Instruments+
Futures	23,271	—	—	23,271
Total Assets	$352,997,517	$2,809,013	$—	$355,806,530

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2026, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2025	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2026	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$179,521	$19,885	$(22,964)	$34,402	$210,844	$2,091	$(732)	$—
	$179,521	$19,885	$(22,964)	$34,402	$210,844	$2,091	$(732)	$—

The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P Mid 400 E-Mini Index	2	09/18/26	$777,000	$23,271
			$777,000	$23,271

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$23,271
Total Asset Derivatives		$23,271

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

64

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$47,412
Total	$47,412

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$44,719
Total	$44,719

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $272,479,812.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$102,760,821
Gross Unrealized Depreciation	(19,434,103)
Net Unrealized Appreciation	$83,326,718

See Accompanying Notes to Financial Statements

65

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 9.5%
395,246	Alphabet, Inc. - Class A	$141,249,063	3.2
318,568	Alphabet, Inc. - Class C	112,559,631	2.5
468,330	AT&T, Inc.	9,694,431	0.2
5,637 (1)	Charter Communications, Inc. - Class A	801,638	0.0
240,138	Comcast Corp. - Class A	5,895,388	0.1
9,219 (1)	EchoStar Corp. - Class A	935,729	0.0
15,214	Electronic Arts, Inc.	3,119,479	0.1
13,445	Fox Corp. - Class A	701,291	0.0
9,372	Fox Corp. - Class B	438,984	0.0
10,666 (1)(2)	Live Nation Entertainment, Inc.	1,953,051	0.1
148,017	Meta Platforms, Inc. - Class A	83,376,496	1.9
283,815 (1)	Netflix, Inc.	20,264,391	0.5
24,595	News Corp. - Class A	610,694	0.0
8,369	News Corp. - Class B	234,834	0.0
19,210	Omnicom Group, Inc.	1,399,064	0.0
21,284 (2)	Paramount Skydance Corp. - Class B	209,860	0.0
11,758 (1)	Take-Two Interactive Software, Inc.	2,939,265	0.1
4,244	TKO Group Holdings, Inc.	854,360	0.0
31,365	T-Mobile US, Inc.	5,260,851	0.1
28,781 (1)	Trade Desk, Inc. - Class A	520,360	0.0
281,440	Verizon Communications, Inc.	11,916,170	0.3
117,044	Walt Disney Co.	11,265,485	0.3
167,048 (1)	Warner Bros Discovery, Inc.	4,453,500	0.1
		420,654,015	9.5

	Consumer Discretionary: 9.1%
28,169 (1)	Airbnb, Inc. - Class A	4,030,984	0.1
659,833 (1)	Amazon.com, Inc.	157,264,597	3.6
14,264 (1)	Aptiv PLC	875,524	0.0
1,111 (1)	AutoZone, Inc.	3,550,689	0.1
13,207	Best Buy Co., Inc.	1,002,147	0.0
52,228	Booking Holdings, Inc.	9,309,119	0.2
86,841	Carnival Corp. Ltd.	2,481,047	0.1
48,279 (1)	Carvana Co.	3,177,724	0.1
86,458 (1)	Chipotle Mexican Grill, Inc.	2,939,572	0.1
17,776	D.R. Horton, Inc.	2,895,355	0.1
7,720	Darden Restaurants, Inc.	1,590,397	0.0
9,568 (1)	Deckers Outdoor Corp.	950,007	0.0
2,063	Domino’s Pizza, Inc.	610,731	0.0
25,507 (1)	DoorDash, Inc. - Class A	4,706,807	0.1
29,926	eBay, Inc.	3,344,230	0.1
7,717	Expedia Group, Inc.	1,974,626	0.1
263,800	Ford Motor Co.	3,666,820	0.1
11,044	Garmin Ltd.	2,623,392	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
60,774	General Motors Co.	$4,684,460	0.1
9,276	Genuine Parts Co.	1,094,382	0.0
9,131	Hasbro, Inc.	754,129	0.0
15,344	Hilton Worldwide Holdings, Inc.	5,070,578	0.1
67,134	Home Depot, Inc.	23,676,819	0.5
20,097	Las Vegas Sands Corp.	928,280	0.0
14,575	Lennar Corp. - Class A	1,318,892	0.0
37,749	Lowe’s Cos., Inc.	8,323,277	0.2
7,058 (1)	Lululemon Athletica, Inc.	805,882	0.0
14,752	Marriott International, Inc. - Class A	5,466,944	0.1
47,889	McDonald’s Corp.	12,944,876	0.3
12,934 (1)	MGM Resorts International	618,375	0.0
80,848	NIKE, Inc. - Class B	3,318,810	0.1
31,179 (1)	Norwegian Cruise Line Holdings Ltd.	658,189	0.0
182 (1)	NVR, Inc.	1,240,039	0.0
55,857 (1)	O’Reilly Automotive, Inc.	5,143,871	0.1
12,839	PulteGroup, Inc.	1,761,639	0.0
2,605	Ralph Lauren Corp.	1,045,673	0.0
21,713	Ross Stores, Inc.	4,621,612	0.1
16,811	Royal Caribbean Cruises Ltd.	5,337,997	0.1
76,818	Starbucks Corp.	7,850,031	0.2
13,618	Tapestry, Inc.	1,993,403	0.1
189,756 (1)	Tesla, Inc.	79,811,374	1.8
74,534	TJX Cos., Inc.	11,291,901	0.3
35,349	Tractor Supply Co.	1,117,382	0.0
2,936 (1)	Ulta Beauty, Inc.	1,324,077	0.0
7,936	Williams-Sonoma, Inc.	1,849,882	0.0
5,653	Wynn Resorts Ltd.	548,850	0.0
18,577	Yum! Brands, Inc.	2,969,719	0.1
		404,565,111	9.1

	Consumer Staples: 4.5%
112,554	Altria Group, Inc.	8,098,260	0.2
32,463	Archer-Daniels-Midland Co.	2,480,173	0.1
11,347	Brown-Forman Corp. - Class B	302,398	0.0
9,154	Bunge Global SA	977,006	0.0
2,491	Casey’s General Stores, Inc.	1,979,822	0.1
15,989	Church & Dwight Co., Inc.	1,549,014	0.0
8,150	Clorox Co.	777,836	0.0
260,995	Coca-Cola Co.	21,211,064	0.5
53,934	Colgate-Palmolive Co.	4,944,669	0.1
9,400	Constellation Brands, Inc. - Class A	1,307,446	0.0
29,903	Costco Wholesale Corp.	27,973,359	0.6
14,869	Dollar General Corp.	1,711,571	0.0
12,206 (1)	Dollar Tree, Inc.	1,476,316	0.0

See Accompanying Notes to Financial Statements

66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
16,700	Estee Lauder Cos., Inc. - Class A	$1,318,465	0.0
35,971	General Mills, Inc.	1,251,791	0.0
10,009	Hershey Co.	1,756,079	0.1
19,967	Hormel Foods Corp.	495,581	0.0
7,188	JM Smucker Co.	808,650	0.0
129,429	Kenvue, Inc.	2,473,388	0.1
91,774	Keurig Dr Pepper, Inc.	3,003,763	0.1
22,422	Kimberly-Clark Corp.	2,461,263	0.1
57,573	Kraft Heinz Co.	1,359,874	0.0
38,233	Kroger Co.	2,123,079	0.1
17,119	McCormick & Co., Inc.	863,140	0.0
10,813	Molson Coors Beverage Co. - Class B	421,274	0.0
86,590	Mondelez International, Inc. - Class A	5,008,366	0.1
48,179 (1)	Monster Beverage Corp.	4,630,965	0.1
92,123	PepsiCo, Inc.	12,473,454	0.3
105,050	Philip Morris International, Inc.	19,004,596	0.4
156,989	Procter & Gamble Co.	23,020,867	0.5
32,230	Sysco Corp.	2,693,783	0.1
30,587	Target Corp.	3,994,968	0.1
19,015	Tyson Foods, Inc. - Class A	1,088,609	0.0
295,492	Walmart, Inc.	33,467,424	0.8
		198,508,313	4.5

	Energy: 2.9%
23,824	APA Corp.	775,948	0.0
66,756	Baker Hughes Co.	3,704,958	0.1
16,089	Chesapeake Energy Corp.	1,467,156	0.0
126,183	Chevron Corp.	20,916,094	0.5
82,115	ConocoPhillips	8,536,675	0.2
77,772	Devon Energy Corp.	3,213,539	0.1
13,112	Diamondback Energy, Inc.	2,304,827	0.1
35,900	EOG Resources, Inc.	4,657,307	0.1
42,157	EQT Corp.	2,241,488	0.0
279,377	Exxon Mobil Corp.	38,196,423	0.9
56,307	Halliburton Co.	1,911,623	0.0
131,962	Kinder Morgan, Inc.	4,218,825	0.1
19,677	Marathon Petroleum Corp.	5,030,819	0.1
48,939	Occidental Petroleum Corp.	2,376,967	0.1
42,505	ONEOK, Inc.	3,695,385	0.1
27,024	Phillips 66	4,568,407	0.1
100,769	Schlumberger NV	4,684,751	0.1
14,467	Targa Resources Corp.	3,879,181	0.1
3,912	Texas Pacific Land Corp.	1,712,048	0.0
20,014	Valero Energy Corp.	5,212,446	0.1
82,495	Williams Cos., Inc.	6,132,678	0.1
		129,437,545	2.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 11.5%
30,876	Aflac, Inc.	$3,620,211	0.1
17,351	Allstate Corp.	4,128,497	0.1
35,872	American Express Co.	12,133,704	0.3
35,737	American International Group, Inc.	2,663,479	0.1
6,059	Ameriprise Financial, Inc.	2,779,627	0.1
14,395	Aon PLC - Class A	4,774,678	0.1
31,087	Apollo Global Management, Inc.	3,677,903	0.1
23,454 (1)	Arch Capital Group Ltd.	2,276,445	0.1
14,217	Ares Management Corp. - Class A	1,582,494	0.0
17,316	Arthur J Gallagher & Co.	3,975,234	0.1
3,340	Assurant, Inc.	896,890	0.0
440,057	Bank of America Corp.	25,074,448	0.6
46,263	Bank of New York Mellon Corp.	6,690,092	0.2
123,569 (1)	Berkshire Hathaway, Inc. - Class B	61,832,692	1.4
9,731	Blackrock, Inc.	9,356,940	0.2
50,071	Blackstone, Inc.	5,891,855	0.1
36,073 (1)	Block, Inc.	2,741,548	0.1
19,647	Brown & Brown, Inc.	1,260,355	0.0
41,944	Capital One Financial Corp.	8,414,805	0.2
7,069	Cboe Global Markets, Inc.	1,715,434	0.0
110,188	Charles Schwab Corp.	10,167,047	0.2
24,312	Chubb Ltd.	8,284,071	0.2
10,426	Cincinnati Financial Corp.	1,930,270	0.0
114,959	Citigroup, Inc.	16,089,662	0.4
28,503	Citizens Financial Group, Inc.	1,997,205	0.0
24,423	CME Group, Inc.	5,393,331	0.1
14,992 (1)	Coinbase Global, Inc. - Class A	2,191,681	0.1
4,406 (1)	Corpay, Inc.	1,468,388	0.0
1,740	Erie Indemnity Co. - Class A	417,165	0.0
2,667	Everest Re Group Ltd.	952,732	0.0
2,456	FactSet Research Systems, Inc.	565,077	0.0
34,981	Fidelity National Information Services, Inc.	1,360,061	0.0
61,087	Fifth Third Bancorp	3,443,474	0.1
35,942 (1)	Fiserv, Inc.	1,762,955	0.0
20,664	Franklin Resources, Inc.	687,491	0.0
15,672	Global Payments, Inc.	1,137,160	0.0
5,233	Globe Life, Inc.	935,032	0.0
19,884	Goldman Sachs Group, Inc.	20,110,081	0.5
18,477	Hartford Financial Services Group, Inc.	2,448,572	0.1

See Accompanying Notes to Financial Statements

67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
136,632	Huntington Bancshares, Inc.	$2,422,485	0.1
30,085	Interactive Brokers Group, Inc. - Class A	2,618,598	0.1
38,116	Intercontinental Exchange, Inc.	4,692,461	0.1
29,879	Invesco Ltd.	788,507	0.0
4,789	Jack Henry & Associates, Inc.	659,637	0.0
180,604	JPMorgan Chase & Co.	59,117,107	1.3
62,117	KeyCorp	1,431,797	0.0
46,599	KKR & Co., Inc.	4,276,856	0.1
11,373	Loews Corp.	1,287,537	0.0
9,871	M&T Bank Corp.	2,349,397	0.1
32,474	Marsh & McLennan Cos., Inc.	5,412,442	0.1
54,385	Mastercard, Inc. - Class A	27,932,136	0.6
36,430	MetLife, Inc.	3,082,342	0.1
10,127	Moody’s Corp.	4,586,721	0.1
80,797	Morgan Stanley	16,889,805	0.4
4,907	MSCI, Inc.	2,748,116	0.1
30,114	Nasdaq, Inc.	2,373,586	0.1
12,472	Northern Trust Corp.	2,168,132	0.0
59,455	PayPal Holdings, Inc.	2,567,267	0.1
27,066	PNC Financial Services Group, Inc.	6,664,191	0.2
13,249	Principal Financial Group, Inc.	1,427,977	0.0
39,385	Progressive Corp.	8,603,653	0.2
23,388	Prudential Financial, Inc.	2,524,267	0.1
11,691	Raymond James Financial, Inc.	1,777,383	0.0
57,519	Regions Financial Corp.	1,737,074	0.0
53,388 (1)	Robinhood Markets, Inc. - Class A	5,353,749	0.1
20,436	S&P Global, Inc.	8,322,765	0.2
18,655	State Street Corp.	3,163,888	0.1
22,672	Synchrony Financial	1,724,206	0.0
14,442	T. Rowe Price Group, Inc.	1,641,911	0.0
14,333	Travelers Cos., Inc.	4,731,610	0.1
83,974	Truist Financial Corp.	4,183,585	0.1
104,628	US Bancorp	6,319,531	0.1
111,867	Visa, Inc. - Class A	38,380,449	0.9
19,823	W.R. Berkley Corp.	1,398,116	0.0
206,262	Wells Fargo & Co.	17,045,492	0.4
6,366	Willis Towers Watson PLC	1,663,881	0.0
		510,897,443	11.5

	Health Care: 8.7%
117,463	Abbott Laboratories	10,658,593	0.2
119,085	AbbVie, Inc.	29,966,549	0.7
19,106	Agilent Technologies, Inc.	2,537,850	0.1
4,489 (1)	Align Technology, Inc.	757,115	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
13,141	AmerisourceBergen Corp.	$3,718,640	0.1
36,375	Amgen, Inc.	13,172,115	0.3
34,811	Baxter International, Inc.	742,171	0.0
18,572	Becton Dickinson and Co.	2,810,501	0.1
9,914 (1)	Biogen, Inc.	2,142,019	0.1
10,553 (2)	Bio-Techne Corp.	745,569	0.0
100,179 (1)	Boston Scientific Corp.	4,275,640	0.1
137,566	Bristol-Myers Squibb Co.	7,926,553	0.2
15,786	Cardinal Health, Inc.	3,750,122	0.1
31,558 (1)	Centene Corp.	2,025,708	0.1
3,247 (1)	Charles River Laboratories International, Inc.	736,387	0.0
17,830	Cigna Group	4,915,374	0.1
13,151 (1)	Cooper Cos., Inc.	943,058	0.0
85,939	CVS Health Corp.	8,890,390	0.2
42,499	Danaher Corp.	8,095,210	0.2
2,164 (1)	DaVita, Inc.	481,447	0.0
25,998 (1)	Dexcom, Inc.	1,750,965	0.0
38,810 (1)	Edwards Lifesciences Corp.	3,510,753	0.1
14,637	Elevance Health, Inc.	5,660,567	0.1
53,319	Eli Lilly & Co.	63,952,408	1.4
30,786	GE HealthCare Technologies, Inc.	1,970,612	0.1
83,684	Gilead Sciences, Inc.	10,572,637	0.2
10,467	HCA Healthcare, Inc.	4,080,979	0.1
6,526 (1)	Henry Schein, Inc.	545,052	0.0
8,092	Humana, Inc.	3,214,304	0.1
5,317 (1)	IDEXX Laboratories, Inc.	2,799,081	0.1
11,311 (1)	Incyte Corp.	1,282,215	0.0
4,669 (1)	Insulet Corp.	710,855	0.0
23,871 (1)	Intuitive Surgical, Inc.	9,493,019	0.2
11,249 (1)	IQVIA Holdings, Inc.	2,173,532	0.1
162,251	Johnson & Johnson	41,206,886	0.9
5,527	Labcorp Holdings, Inc.	1,547,560	0.0
8,102	McKesson Corp.	6,121,871	0.1
86,601	Medtronic PLC	6,774,796	0.2
166,470	Merck & Co., Inc.	21,391,395	0.5
1,362 (1)	Mettler-Toledo International, Inc.	1,739,969	0.0
23,816 (1)	Moderna, Inc.	1,667,835	0.0
384,075	Pfizer, Inc.	9,248,526	0.2
7,431	Quest Diagnostics, Inc.	1,575,000	0.0
6,735	Regeneron Pharmaceuticals, Inc.	4,199,542	0.1
9,777	ResMed, Inc.	1,905,342	0.1
7,519	Revvity, Inc.	836,564	0.0
9,921 (1)	Solventum Corp.	765,405	0.0
6,625	STERIS PLC	1,395,026	0.0
23,266	Stryker Corp.	7,325,067	0.2
25,048	Thermo Fisher Scientific, Inc.	12,558,065	0.3

See Accompanying Notes to Financial Statements

68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
61,214	UnitedHealth Group, Inc.	$25,442,375	0.6
3,592	Universal Health Services, Inc. - Class B	534,094	0.0
10,120 (1)	Veeva Systems, Inc. - Class A	1,795,996	0.0
17,107 (1)	Vertex Pharmaceuticals, Inc.	8,497,560	0.2
78,880	Viatris, Inc.	1,252,614	0.0
6,625 (1)	Waters Corp.	2,484,640	0.1
4,762	West Pharmaceutical Services, Inc.	1,709,558	0.0
13,040	Zimmer Biomet Holdings, Inc.	1,122,614	0.0
28,257	Zoetis, Inc.	2,030,548	0.1
		386,136,838	8.7

	Industrials: 8.8%
35,155	3M Co.	5,691,946	0.1
7,547	A.O. Smith Corp.	473,348	0.0
5,792	Allegion PLC	813,718	0.0
15,449	AMETEK, Inc.	3,737,731	0.1
26,943	Automatic Data Processing, Inc.	6,033,885	0.1
5,433 (1)	Axon Enterprise, Inc.	3,045,794	0.1
53,133 (1)	Boeing Co.	11,501,701	0.3
7,796	Broadridge Financial Solutions, Inc.	1,067,662	0.0
7,250 (1)	Builders FirstSource, Inc.	648,730	0.0
52,624	Carrier Global Corp.	3,859,970	0.1
31,045	Caterpillar, Inc.	33,059,821	0.8
7,945	CH Robinson Worldwide, Inc.	1,496,361	0.0
22,961	Cintas Corp.	3,905,207	0.1
2,369	Comfort Systems USA, Inc.	4,695,240	0.1
59,734 (1)	Copart, Inc.	1,683,901	0.0
125,242	CSX Corp.	5,952,752	0.1
9,301	Cummins, Inc.	6,633,566	0.2
16,931	Deere & Co.	10,739,841	0.3
44,043	Delta Air Lines, Inc.	4,125,067	0.1
9,110	Dover Corp.	2,043,191	0.1
26,172	Eaton Corp. PLC	11,152,413	0.3
2,995	EMCOR Group, Inc.	2,485,491	0.1
37,752	Emerson Electric Co.	5,404,199	0.1
8,026	Equifax, Inc.	1,273,887	0.0
8,816	Expeditors International of Washington, Inc.	1,436,832	0.0
77,380	Fastenal Co.	3,716,561	0.1
14,796	FedEx Corp.	4,633,071	0.1
7,306 (1)	Fedex Freight Holding Co., Inc.	1,103,206	0.0
20,548	Fortive Corp.	1,255,277	0.0
70,323	GE Aerospace	26,281,815	0.6
18,112	GE Vernova, Inc.	21,279,064	0.5
3,968 (1)	Generac Holdings, Inc.	1,161,870	0.0
17,108	General Dynamics Corp.	6,060,338	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
21,354 (1)	Honeywell Aerospace, Inc.	$4,720,942	0.1
21,354	Honeywell International, Inc.	4,781,161	0.1
26,968	Howmet Aerospace, Inc.	7,250,616	0.2
3,562	Hubbell, Inc.	1,863,638	0.1
2,656	Huntington Ingalls Industries, Inc.	743,388	0.0
4,989	IDEX Corp.	1,132,254	0.0
17,646	Illinois Tool Works, Inc.	4,772,714	0.1
24,043	Ingersoll Rand, Inc.	1,971,286	0.1
7,959	Jacobs Solutions, Inc.	1,002,834	0.0
5,048	JB Hunt Transport Services, Inc.	1,461,043	0.0
41,123	Johnson Controls International PLC	6,008,482	0.1
12,557	L3Harris Technologies, Inc.	3,648,939	0.1
8,478	Leidos Holdings, Inc.	872,980	0.0
2,134	Lennox International, Inc.	1,222,675	0.0
13,677	Lockheed Martin Corp.	6,967,884	0.2
13,597	Masco Corp.	1,106,388	0.0
3,572	Nordson Corp.	1,077,637	0.0
15,138	Norfolk Southern Corp.	4,762,263	0.1
9,012	Northrop Grumman Corp.	4,589,902	0.1
12,335	Old Dominion Freight Line, Inc.	2,671,761	0.1
25,863	Otis Worldwide Corp.	1,851,791	0.0
35,491	PACCAR, Inc.	4,263,179	0.1
8,498	Parker-Hannifin Corp.	8,312,064	0.2
21,734	Paychex, Inc.	2,137,104	0.1
10,893	Pentair PLC	835,057	0.0
10,114	Quanta Services, Inc.	7,282,485	0.2
90,769	Raytheon Technologies Corp.	17,221,602	0.4
13,479	Republic Services, Inc.	2,872,105	0.1
7,500	Rockwell Automation, Inc.	3,713,100	0.1
19,795	Rollins, Inc.	826,243	0.0
3,507	Snap-on, Inc.	1,411,217	0.0
32,944	Southwest Airlines Co.	1,693,980	0.0
10,478	Stanley Black & Decker, Inc.	986,189	0.0
11,720	Textron, Inc.	1,075,076	0.0
14,899	Trane Technologies PLC	7,317,793	0.2
3,770	TransDigm Group, Inc.	5,021,791	0.1
137,203 (1)	Uber Technologies, Inc.	9,900,568	0.2
40,017	Union Pacific Corp.	10,884,624	0.3
21,848 (1)	United Airlines Holdings, Inc.	2,971,110	0.1
50,321	United Parcel Service, Inc. - Class B	5,409,508	0.1
4,223	United Rentals, Inc.	4,784,194	0.1
16,554	Veralto Corp.	1,468,009	0.0
8,831	Verisk Analytics, Inc.	1,585,429	0.0

See Accompanying Notes to Financial Statements

69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
25,890	Vertiv Holdings Co. - Class A	$8,668,490	0.2
24,902	Waste Management, Inc.	5,550,158	0.1
11,437	Westinghouse Air Brake Technologies Corp.	3,083,415	0.1
2,928	WW Grainger, Inc.	3,983,251	0.1
16,021	Xylem, Inc.	1,893,842	0.1
		388,085,617	8.8

	Information Technology: 37.2%
41,381	Accenture PLC - Class A	5,149,452	0.1
27,244 (1)	Adobe, Inc.	5,585,565	0.1
109,905 (1)	Advanced Micro Devices, Inc.	63,844,914	1.4
9,799 (1)	Akamai Technologies, Inc.	1,158,340	0.0
82,920	Amphenol Corp. - Class A	14,620,454	0.3
32,906	Analog Devices, Inc.	13,069,276	0.3
990,013	Apple, Inc.	286,470,162	6.5
53,491	Applied Materials, Inc.	38,673,993	0.9
18,134 (1)	AppLovin Corp. - Class A	9,343,181	0.2
69,595 (1)	Arista Networks, Inc.	11,822,799	0.3
14,232 (1)	Autodesk, Inc.	2,766,985	0.1
319,144	Broadcom, Inc.	120,556,646	2.7
18,590 (1)	Cadence Design Systems, Inc.	6,977,199	0.2
8,611	CDW Corp.	1,211,051	0.0
9,515 (1)	Ciena Corp.	4,667,678	0.1
266,230	Cisco Systems, Inc.	31,271,376	0.7
31,940	Cognizant Technology Solutions Corp. - Class A	1,237,036	0.0
13,186 (1)	Coherent Corp.	5,201,481	0.1
52,788	Corning, Inc.	13,483,639	0.3
17,156 (1)	Crowdstrike Holdings, Inc. - Class A	13,092,430	0.3
22,298 (1)	Datadog, Inc. - Class A	5,805,507	0.1
19,498	Dell Technologies, Inc. - Class C	8,412,607	0.2
3,818 (1)	F5, Inc.	1,588,135	0.0
1,563 (1)	Fair Isaac Corp.	1,867,441	0.1
7,249 (1)	First Solar, Inc.	1,710,474	0.0
24,782 (1)	Flex Ltd.	4,016,419	0.1
41,974 (1)	Fortinet, Inc.	6,448,046	0.2
4,513 (1)	Gartner, Inc.	584,975	0.0
37,149	Gen Digital, Inc.	924,639	0.0
8,925 (1)	GoDaddy, Inc. - Class A	757,554	0.0
89,432	Hewlett Packard Enterprise Co.	4,034,278	0.1
61,642	HP, Inc.	1,352,425	0.0
318,435 (1)	Intel Corp.	44,463,079	1.0
63,350	International Business Machines Corp.	17,814,654	0.4
18,640	Intuit, Inc.	4,865,040	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,111	Jabil, Inc.	$2,741,148	0.1
11,560 (1)	Keysight Technologies, Inc.	4,046,809	0.1
88,046	KLA Corp.	26,564,359	0.6
84,291	Lam Research Corp.	36,525,819	0.8
5,244 (1)	Lumentum Holdings, Inc.	4,499,667	0.1
59,014	Marvell Technology, Inc.	17,579,680	0.4
36,554	Microchip Technology, Inc.	3,333,725	0.1
76,011	Micron Technology, Inc.	87,738,737	2.0
500,720	Microsoft Corp.	186,778,574	4.2
3,311	Monolithic Power Systems, Inc.	4,576,994	0.1
11,190	Motorola Solutions, Inc.	4,647,095	0.1
13,300	NetApp, Inc.	2,058,308	0.1
1,632,597	NVIDIA Corp.	326,666,334	7.4
17,001	NXP Semiconductors NV	4,777,791	0.1
26,415 (1)	ON Semiconductor Corp.	2,497,274	0.1
114,372	Oracle Corp.	16,761,217	0.4
154,759 (1)	Palantir Technologies, Inc. - Class A	18,055,733	0.4
54,663 (1)	Palo Alto Networks, Inc.	18,641,176	0.4
7,785 (1)	PTC, Inc.	884,454	0.0
14,149	Qnity Electronics, Inc.	2,310,673	0.1
71,041	Qualcomm, Inc.	13,127,666	0.3
6,802	Roper Technologies, Inc.	2,301,729	0.1
55,138	Salesforce, Inc.	8,637,919	0.2
9,982 (1)	Sandisk Corp.	22,696,373	0.5
15,113	Seagate Technology Holdings PLC	14,584,045	0.3
69,512 (1)	ServiceNow, Inc.	6,901,151	0.2
10,138 (2)	Skyworks Solutions, Inc.	687,356	0.0
37,892 (1)	Super Micro Computer, Inc.	1,111,372	0.0
12,924 (1)	Synopsys, Inc.	5,765,009	0.1
19,674	TE Connectivity PLC	3,966,475	0.1
3,123 (1)	Teledyne Technologies, Inc.	2,082,729	0.1
10,551	Teradyne, Inc.	5,104,996	0.1
61,342	Texas Instruments, Inc.	18,284,210	0.4
15,712 (1)	Trimble, Inc.	804,140	0.0
2,842 (1)	Tyler Technologies, Inc.	831,171	0.0
5,520	VeriSign, Inc.	1,388,611	0.0
23,232	Western Digital Corp.	14,838,743	0.3
13,731 (1)	Workday, Inc. - Class A	1,680,949	0.0
3,211 (1)	Zebra Technologies Corp. - Class A	845,328	0.0
		1,652,174,469	37.2

See Accompanying Notes to Financial Statements

70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 1.8%
15,009	Air Products and Chemicals, Inc.	$4,400,339	0.1
7,961	Albemarle Corp.	1,074,974	0.0
31,163	Amcor PLC	1,350,916	0.0
5,156	Avery Dennison Corp.	837,077	0.0
17,946	Ball Corp.	1,119,830	0.0
10,355	CF Industries Holdings, Inc.	1,121,032	0.0
45,080	Corteva, Inc.	3,817,825	0.1
45,038	CRH PLC	4,819,066	0.1
48,470	Dow, Inc.	1,326,139	0.0
9,214	DuPont de Nemours, Inc.	1,249,787	0.0
17,072	Ecolab, Inc.	4,756,430	0.1
96,894	Freeport-McMoRan, Inc.	6,093,664	0.2
17,300	International Flavors & Fragrances, Inc.	1,370,506	0.0
35,690	International Paper Co.	1,359,789	0.0
31,163	Linde PLC US	16,171,727	0.4
17,405	LyondellBasell Industries NV - Class A	916,373	0.0
4,047	Martin Marietta Materials, Inc.	2,333,905	0.1
21,738	Mosaic Co.	460,628	0.0
71,955	Newmont Corp.	6,720,597	0.2
15,350	Nucor Corp.	3,419,213	0.1
5,968	Packaging Corp. of America	1,422,055	0.0
15,024	PPG Industries, Inc.	1,822,261	0.1
15,460	Sherwin-Williams Co.	5,323,187	0.1
35,289	Smurfit WestRock PLC	1,632,469	0.0
9,137	Steel Dynamics, Inc.	2,096,576	0.1
8,746	Vulcan Materials Co.	2,580,158	0.1
		79,596,523	1.8

	Real Estate: 1.8%
10,682	Alexandria Real Estate Equities, Inc.	564,544	0.0
31,402	American Tower Corp.	5,136,425	0.1
9,364	AvalonBay Communities, Inc.	1,766,893	0.0
10,098	Boston Properties, Inc.	669,598	0.0
6,775	Camden Property Trust	775,670	0.0
19,736 (1)	CBRE Group, Inc. - Class A	2,658,242	0.1
27,524 (1)	CoStar Group, Inc.	779,480	0.0
29,417	Crown Castle, Inc.	2,227,749	0.1
22,264	Digital Realty Trust, Inc.	3,998,169	0.1
6,647	Equinix, Inc.	6,928,766	0.2
22,981	Equity Residential	1,561,099	0.0
4,331	Essex Property Trust, Inc.	1,262,876	0.0
14,239	Extra Space Storage, Inc.	2,068,927	0.1
5,299	Federal Realty Investment Trust	654,109	0.0
46,468	Healthpeak Properties, Inc.	994,415	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
42,931	Host Hotels & Resorts, Inc.	$1,017,894	0.0
36,836	Invitation Homes, Inc.	1,112,816	0.0
20,054	Iron Mountain, Inc.	2,533,021	0.1
45,455	Kimco Realty Corp.	1,152,284	0.0
7,845	Mid-America Apartment Communities, Inc.	1,089,984	0.0
62,793	Prologis, Inc.	8,506,568	0.2
10,670	Public Storage	3,396,368	0.1
62,852	Realty Income Corp.	3,894,310	0.1
11,107	Regency Centers Corp.	885,672	0.0
7,149	SBA Communications Corp.	1,261,512	0.0
21,857	Simon Property Group, Inc.	4,888,318	0.1
19,929	UDR, Inc.	795,566	0.0
32,769	Ventas, Inc.	2,909,887	0.1
73,794	VICI Properties, Inc.	1,959,231	0.1
47,580	Welltower, Inc.	10,799,233	0.3
48,600	Weyerhaeuser Co.	1,163,484	0.0
		79,413,110	1.8

	Utilities: 2.2%
48,068	AES Corp.	704,677	0.0
17,408	Alliant Energy Corp.	1,328,056	0.0
18,671	Ameren Corp.	2,110,570	0.1
36,674	American Electric Power Co., Inc.	5,017,370	0.1
13,184	American Water Works Co., Inc.	1,734,751	0.0
11,251	Atmos Energy Corp.	1,938,210	0.0
44,102	CenterPoint Energy, Inc.	1,942,252	0.0
20,822	CMS Energy Corp.	1,592,883	0.0
24,840	Consolidated Edison, Inc.	2,748,049	0.1
21,547	Constellation Energy Corp.	5,351,628	0.1
59,277	Dominion Energy, Inc.	4,048,026	0.1
14,029	DTE Energy Co.	2,137,599	0.1
52,532	Duke Energy Corp.	6,649,501	0.2
25,993	Edison International	1,935,179	0.0
30,862	Entergy Corp.	3,544,809	0.1
15,537	Evergy, Inc.	1,342,863	0.0
25,344	Eversource Energy	1,831,611	0.0
69,097	Exelon Corp.	3,221,302	0.1
35,120	FirstEnergy Corp.	1,669,605	0.0
140,556	NextEra Energy, Inc.	12,336,600	0.3
32,325	NiSource, Inc.	1,537,054	0.0
14,221	NRG Energy, Inc.	2,077,119	0.1
148,475	PG&E Corp.	2,497,350	0.1
8,197	Pinnacle West Capital Corp.	877,079	0.0
50,710	PPL Corp.	1,843,309	0.0
33,588	Public Service Enterprise Group, Inc.	2,726,002	0.1
44,089	Sempra Energy	4,087,491	0.1
75,982	Southern Co.	7,272,237	0.2

See Accompanying Notes to Financial Statements

71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
21,363	Vistra Corp.	$3,388,813	0.1
21,985	WEC Energy Group, Inc.	2,567,188	0.1
42,077	Xcel Energy, Inc.	3,378,783	0.1
		95,437,966	2.2

	Total Common Stock (Cost $2,360,795,389)	4,344,906,950	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.0%
962,174 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $962,270, collateralized by various U.S. Government Securities, 2.125%-4.125%, Market Value plus accrued interest $981,418, due 06/30/27-01/15/35)	962,174	0.0
1,000,000 (3)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,000,100, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,020,000, due 12/17/26-05/15/51)	1,000,000	0.0
	Total Repurchase Agreements (Cost $1,962,174)	1,962,174	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.9%
82,516,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $82,516,000)	$82,516,000	1.9

	Total Short-Term Investments (Cost $84,478,174)	$84,478,174	1.9

	Total Investments in Securities (Cost $2,445,273,563)	$4,429,385,124	99.9
	Assets in Excess of Other Liabilities	6,422,479	0.1
	Net Assets	$4,435,807,603	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

72

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock*	$4,344,906,950	$—	$—	$4,344,906,950
Short-Term Investments	82,516,000	1,962,174	—	84,478,174
Total Investments, at fair value	$4,427,422,950	$1,962,174	$—	$4,429,385,124
Other Financial Instruments+
Futures	895,408	—	—	895,408
Total Assets	$4,428,318,358	$1,962,174	$—	$4,430,280,532

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	246	09/18/26	$92,843,475	$895,408
			$92,843,475	$895,408

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$895,408
Total Asset Derivatives		$895,408

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$5,871,546
Total	$5,871,546

See Accompanying Notes to Financial Statements

73

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$964,818
Total	$964,818

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $2,449,803,575.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,123,786,491
Gross Unrealized Depreciation	(143,309,534)
Net Unrealized Appreciation	$1,980,476,957

See Accompanying Notes to Financial Statements

74

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Communication Services: 2.4%
316 (1)	Advantage Solutions, Inc.	$13,664	0.0
18,394 (1)	Altice USA, Inc. - Class A	26,671	0.0
41,696 (1)	AMC Entertainment Holdings, Inc. - Class A	79,222	0.1
2,293 (1)	AMC Networks, Inc. - Class A	22,884	0.0
2,326 (1)	Angi, Inc.	13,840	0.0
773 (1)	Anterix, Inc.	79,573	0.1
3,742 (1)	Atlanta Braves Holdings, Inc. - Class C	194,210	0.1
794	ATN International, Inc.	21,033	0.0
1,976 (1)	Bandwidth, Inc. - Class A	125,081	0.1
1,810 (1)	Boston Omaha Corp. - Class A	24,688	0.0
6,985 (1)	Bumble, Inc. - Class A	22,352	0.0
375 (1)	Cable One, Inc.	19,916	0.0
4,915 (1)	CarGurus, Inc.	167,552	0.1
3,586 (1)	Cars.com, Inc.	39,231	0.0
7,048	Cinemark Holdings, Inc.	223,633	0.1
26,178 (1)	Clear Channel Outdoor Holdings, Inc.	63,351	0.0
3,313	Cogent Communications Holdings, Inc.	45,984	0.0
4,325	Entravision Communications Corp. - Class A	56,398	0.0
1,855 (1)	EverQuote, Inc. - Class A	44,130	0.0
4,428 (1)	EW Scripps Co. - Class A	12,266	0.0
1,949 (1)(2)	fuboTV, Inc. - Class A	17,931	0.0
9,316 (1)	Gannett Co., Inc.	79,652	0.1
2,499 (1)	GCI Liberty, Inc. - Class C	53,878	0.0
5,599 (1)	Gogo, Inc.	17,357	0.0
6,127	Gray Television, Inc.	24,324	0.0
2,024 (1)	Grindr, Inc.	29,085	0.0
777 (1)	Ibotta, Inc. - Class A	26,542	0.0
1,101	IDT Corp. - Class B	64,034	0.0
8,526 (1)	iHeartMedia, Inc. - Class A	36,577	0.0
3,058 (1)	IMAX Corp.	121,892	0.1
2,603	John Wiley & Sons, Inc. - Class A	126,272	0.1
11,350 (1)	Liberty Latin America Ltd. - Class C	88,416	0.1
13,254 (1)	Lionsgate Studios Corp.	202,919	0.1
64,725 (1)	Lumen Technologies, Inc.	497,088	0.2
2,639 (1)	Madison Square Garden Entertainment Corp.	213,469	0.1
9,602 (1)	Magnite, Inc.	182,246	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
1,719	Marcus Corp.	$40,328	0.0
2,254 (1)	MediaAlpha, Inc. - Class A	28,333	0.0
3,296 (1)	MNTN, Inc. - Class A	30,323	0.0
5,353	National CineMedia, Inc.	20,341	0.0
3,380 (1)	Newsmax, Inc.	27,986	0.0
15,832 (1)	Nextdoor Holdings, Inc.	35,939	0.0
2,409 (1)	Nexxen International Ltd.	21,753	0.0
4,273	Playtika Holding Corp.	15,896	0.0
2,730 (1)	PubMatic, Inc. - Class A	35,818	0.0
3,659 (1)	QuinStreet, Inc.	53,604	0.0
7,523 (1)(2)	Rumble, Inc.	47,696	0.0
1,260	Scholastic Corp.	57,960	0.0
3,514	Shenandoah Telecommunications Co.	52,991	0.0
1,839	Shutterstock, Inc.	25,654	0.0
2,881	Sinclair, Inc.	41,054	0.0
1,841 (1)	Sphere Entertainment Co.	318,548	0.2
1,507	Spok Holdings, Inc.	15,432	0.0
7,185 (1)	Stagwell, Inc.	53,385	0.0
888 (1)	Starz Entertainment Corp.	25,628	0.0
14,940 (1)	Stubhub Holdings, Inc. - Class A	192,278	0.1
8,305 (1)	Taboola.com Ltd.	41,525	0.0
6,507	Telephone and Data Systems, Inc.	240,824	0.1
7,454 (1)	TripAdvisor, Inc.	102,194	0.1
10,912 (1)	Trump Media & Technology Group Corp.	84,459	0.1
11,313 (1)	Uniti Group, Inc.	129,760	0.1
1,524 (1)(2)	Webtoon Entertainment, Inc.	17,404	0.0
3,742 (1)	Yelp, Inc.	91,754	0.1
2,452 (1)	Ziff Davis, Inc.	128,411	0.1
4,652 (1)	ZipRecruiter, Inc. - Class A	17,445	0.0
15,914 (1)	ZoomInfo Technologies, Inc.	46,628	0.0
		5,118,712	2.4

	Consumer Discretionary: 9.2%
2,967 (1)	Abercrombie & Fitch Co. - Class A	267,060	0.1
4,315	Academy Sports & Outdoors, Inc.	203,366	0.1
3,700 (1)	Accel Entertainment, Inc.	46,657	0.0
1,849	Acushnet Holdings Corp.	219,162	0.1
5,323 (1)	Adient PLC	97,837	0.1
2,299 (1)	Adtalem Global Education, Inc.	286,593	0.1

See Accompanying Notes to Financial Statements

75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,090 (2)	Advance Auto Parts, Inc.	$254,480	0.1
1,346	A-Mark Precious Metals, Inc.	56,007	0.0
15,969 (1)	American Axle & Manufacturing Holdings, Inc.	86,552	0.1
10,534	American Eagle Outfitters, Inc.	181,185	0.1
1,235 (1)	American Public Education, Inc.	66,320	0.0
9,028 (1)	AMMO, Inc.	20,584	0.0
3,803	Arhaus, Inc.	32,021	0.0
5,258	Arko Corp.	42,222	0.0
931 (1)	ARKO Petroleum Corp.	17,549	0.0
1,292 (1)	Asbury Automotive Group, Inc.	259,795	0.1
1,862 (1)	Beazer Homes USA, Inc.	52,229	0.0
64 (1)	Biglari Holdings, Inc. - Class B	27,266	0.0
1,285 (1)	BJ’s Restaurants, Inc.	78,044	0.0
5,752	Bloomin’ Brands, Inc.	52,573	0.0
1,377 (1)(2)	Bob’s Discount Furniture, Inc.	21,784	0.0
2,068 (1)	Boot Barn Holdings, Inc.	339,710	0.2
6,438	Brightstar Lottery PLC	69,015	0.0
2,887 (1)	Brinker International, Inc.	485,016	0.2
2,173	Buckle, Inc.	91,701	0.1
844 (2)	Build-A-Bear Workshop, Inc.	25,835	0.0
2,368	Caleres, Inc.	29,292	0.0
4,220	Camping World Holdings, Inc. - Class A	32,199	0.0
7,854 (1)	Capri Holdings Ltd.	145,849	0.1
1,057	Carriage Services, Inc.	40,525	0.0
2,380	Carter’s, Inc.	97,961	0.1
523 (1)	Cavco Industries, Inc.	321,321	0.2
1,731	Century Communities, Inc.	124,043	0.1
3,101 (2)	Cheesecake Factory, Inc.	246,654	0.1
368 (1)	Citi Trends, Inc.	21,285	0.0
1,236 (1)	Cooper-Standard Holdings, Inc.	33,434	0.0
14,801 (1)	Coursera, Inc.	83,478	0.0
1,504 (2)	Cracker Barrel Old Country Store, Inc.	80,163	0.0
3,726	Cricut, Inc. - Class A	16,357	0.0
7,367	Dana, Inc.	200,456	0.1
1,864 (1)	Dave & Buster’s Entertainment, Inc.	21,250	0.0
2,531	Designer Brands, Inc. - Class A	14,756	0.0
893 (2)	Dine Brands Global, Inc.	32,059	0.0
1,795 (1)	Dorman Products, Inc.	244,928	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,990 (1)(2)	Dream Finders Homes, Inc. - Class A	$34,347	0.0
4,149 (1)	Driven Brands Holdings, Inc.	57,837	0.0
2,053 (1)	El Pollo Loco Holdings, Inc.	34,819	0.0
540 (1)	Envela Corp.	15,595	0.0
3,992	Ermenegildo Zegna NV	51,976	0.0
1,581	Ethan Allen Interiors, Inc.	35,320	0.0
10,219 (1)	EVgo, Inc.	19,518	0.0
6,314 (1)	Figs, Inc. - Class A	64,592	0.0
4,157 (1)	First Watch Restaurant Group, Inc.	53,584	0.0
276	Flexsteel Industries, Inc.	20,556	0.0
3,957 (1)	Fossil Group, Inc.	16,382	0.0
2,987 (1)	Fox Factory Holding Corp.	50,615	0.0
4,768 (1)	Frontdoor, Inc.	369,949	0.2
3,108 (1)	Funko, Inc. - Class A	18,275	0.0
11,599	Garrett Motion, Inc.	420,232	0.2
716 (1)	Genesco, Inc.	24,179	0.0
15,940 (1)	Genius Sports Ltd.	96,596	0.1
2,144 (1)	Gentherm, Inc.	73,132	0.0
1,721 (1)	GigaCloud Technology, Inc. - Class A	54,384	0.0
2,415	G-III Apparel Group Ltd.	81,410	0.0
8,331 (1)	Global Business Travel Group I	78,228	0.0
18,805 (1)	Goodyear Tire & Rubber Co.	124,113	0.1
212	Graham Holdings Co. - Class B	241,981	0.1
2,116 (1)	Green Brick Partners, Inc.	169,365	0.1
778	Group 1 Automotive, Inc.	226,530	0.1
1,645 (1)(2)	Groupon, Inc.	39,579	0.0
760	Hamilton Beach Brands Holding Co. - Class A	17,503	0.0
6,953	Harley-Davidson, Inc.	170,070	0.1
1,189	Haverty Furniture Cos., Inc.	30,355	0.0
1,613 (1)	Helen of Troy Ltd.	46,890	0.0
3,781 (1)	Hilton Grand Vacations, Inc.	198,011	0.1
6,023 (1)	Holley, Inc.	15,359	0.0
330 (1)	Hovnanian Enterprises, Inc. - Class A	46,995	0.0
1,588	Installed Building Products, Inc.	364,986	0.2
1,230 (1)	Jack in the Box, Inc.	19,446	0.0
785	JAKKS Pacific, Inc.	18,275	0.0
496	Johnson Outdoors, Inc. - Class A	22,836	0.0
4,007	KB Home	250,798	0.1

See Accompanying Notes to Financial Statements

76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,286	Kohl’s Corp.	$129,108	0.1
3,679	Kontoor Brands, Inc.	306,608	0.2
5,658 (1)	Krispy Kreme, Inc.	19,973	0.0
471 (1)	Kura Sushi USA, Inc. - Class A	27,111	0.0
4,006 (1)	Latham Group, Inc.	25,919	0.0
8,140 (1)	Laureate Education, Inc.	295,645	0.1
2,747	La-Z-Boy, Inc.	110,210	0.1
1,577	LCI Industries	166,973	0.1
892 (1)	Legacy Housing Corp.	23,433	0.0
9,028	Leggett & Platt, Inc.	105,718	0.1
1,415 (1)	LGI Homes, Inc.	90,107	0.1
9,702 (1)	Life Time Group Holdings, Inc.	396,230	0.2
2,038 (1)	Lincoln Educational Services Corp.	101,696	0.1
3,372 (1)	Lindblad Expeditions Holdings, Inc.	95,225	0.1
1,110 (1)	Lovesac Co.	18,526	0.0
8,697 (1)(2)	Lucid Group, Inc.	58,183	0.0
1,708 (1)	M/I Homes, Inc.	274,629	0.1
1,376 (1)	Malibu Boats, Inc. - Class A	37,744	0.0
1,390 (1)	MarineMax, Inc.	50,902	0.0
1,869	Marriott Vacations Worldwide Corp.	190,414	0.1
1,386 (1)	MasterCraft Boat Holdings, Inc.	35,787	0.0
1,925 (1)	McGraw Hill, Inc.	18,230	0.0
4,391	Meritage Homes Corp.	368,185	0.2
804	Monarch Casino & Resort, Inc.	105,814	0.1
1,858	Monro, Inc.	31,790	0.0
1,109 (1)	Motorcar Parts of America, Inc.	16,990	0.0
1,051	Movado Group, Inc.	41,315	0.0
197	Nathan’s Famous, Inc.	20,015	0.0
5,317 (1)	National Vision Holdings, Inc.	101,076	0.1
6,956 (1)(2)	Navan, Inc. - Class A	159,084	0.1
28,753	Newell Brands, Inc.	176,543	0.1
6,739	OneSpaWorld Holdings Ltd.	190,309	0.1
5,119 (1)	Overstock.com, Inc.	29,639	0.0
949	Oxford Industries, Inc.	33,092	0.0
2,181 (2)	Papa John’s International, Inc.	80,195	0.0
2,142	Patrick Industries, Inc.	192,309	0.1
2,189 (1)	Pattern Group, Inc. - Class A	55,141	0.0
27,124 (1)	Peloton Interactive, Inc. - Class A	160,303	0.1
8,617 (1)	Penn Entertainment, Inc.	184,059	0.1
4,250	Perdoceo Education Corp.	136,000	0.1
6,724 (1)	Petco Health & Wellness Co., Inc.	18,289	0.0
2,468	Phinia, Inc.	203,289	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,626	Polaris, Inc.	$248,163	0.1
4,669 (1)	Portillo’s, Inc. - Class A	22,131	0.0
1,417 (1)	Pursuit Attractions and Hospitality, Inc.	79,310	0.0
603	RCI Hospitality Holdings, Inc.	16,474	0.0
7,561 (1)	RealReal, Inc.	89,144	0.1
3,156	Red Rock Resorts, Inc. - Class A	205,329	0.1
3,681	Rent-A-Center, Inc.	78,111	0.0
2,856 (1)	Revolve Group, Inc.	65,374	0.0
1,043 (1)	RH	171,813	0.1
548	Rocky Brands, Inc.	22,600	0.0
6,749 (1)	Rush Street Interactive, Inc.	200,715	0.1
23,266 (1)	Sabre Corp.	48,626	0.0
6,529 (1)	Sally Beauty Holdings, Inc.	92,320	0.1
2,615 (1)	Savers Value Village, Inc.	26,385	0.0
4,921 (1)(2)	Serve Robotics, Inc.	32,380	0.0
2,592 (1)	Shake Shack, Inc. - Class A	145,204	0.1
12,580 (1)(2)	SHARPLINK, Inc.	60,384	0.0
1,362	Shoe Carnival, Inc.	20,198	0.0
2,631	Signet Jewelers Ltd.	226,792	0.1
6,482 (1)	Six Flags Entertainment Corp.	138,067	0.1
3,716 (1)	Skyline Champion Corp.	327,454	0.2
3,004	Smith & Wesson Brands, Inc.	45,180	0.0
13,699 (1)	Solid Power, Inc.	35,480	0.0
949	Sonic Automotive, Inc. - Class A	80,466	0.0
8,170 (1)	Sonos, Inc.	110,540	0.1
1,547	Standard Motor Products, Inc.	60,287	0.0
4,844	Steven Madden Ltd.	203,932	0.1
8,385 (1)	Stitch Fix, Inc. - Class A	34,462	0.0
1,467	Strategic Education, Inc.	112,402	0.1
296 (1)	Strattec Security Corp.	24,109	0.0
2,801 (1)	Stride, Inc.	241,558	0.1
960	Sturm Ruger & Co., Inc.	36,336	0.0
10,895	Super Group SGHC Ltd.	147,627	0.1
7,100 (1)	Sweetgreen, Inc. - Class A	62,551	0.0
2,722 (1)	Target Hospitality Corp.	55,420	0.0
6,219 (1)	Taylor Morrison Home Corp.	446,151	0.2
7,218 (1)	ThredUp, Inc. - Class A	49,443	0.0
9,366 (1)	Topgolf Callaway Brands Corp.	175,987	0.1
13,844 (1)	Under Armour, Inc. - Class A	88,463	0.1

See Accompanying Notes to Financial Statements

77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
11,428 (1)	Under Armour, Inc. - Class C	$71,082	0.0
1,681 (1)(2)	United Parks & Resorts, Inc	80,251	0.0
3,213 (1)	Universal Technical Institute, Inc.	137,420	0.1
3,880 (1)	Urban Outfitters, Inc.	274,937	0.1
3,725 (1)	Venu Holding Corp.	8,456	0.0
4,784 (1)	Versigent PLC	200,976	0.1
4,702 (1)	Victoria’s Secret & Co.	392,523	0.2
1,776	Visteon Corp.	176,197	0.1
6,916 (1)	Warby Parker, Inc. - Class A	209,831	0.1
10,559 (2)	Wendy’s Co.	87,534	0.1
205	Winmark Corp.	86,731	0.1
1,851	Winnebago Industries, Inc.	57,825	0.0
5,531	Wolverine World Wide, Inc.	91,427	0.1
4,176 (1)(2)	XMAX, Inc.	37,960	0.0
1,743 (1)	XPEL, Inc.	86,453	0.0
2,592 (1)	Xponential Fitness, Inc. - Class A	17,937	0.0
1,064 (1)	Zumiez, Inc.	18,939	0.0
		20,086,846	9.2

	Consumer Staples: 1.9%
2,230	Andersons, Inc.	152,532	0.1
5,675	B&G Foods, Inc.	22,586	0.0
7,865 (1)	BellRing Brands, Inc.	101,773	0.1
509 (1)	Boston Beer Co., Inc. - Class A	90,108	0.1
2,880	Cal-Maine Foods, Inc.	232,013	0.1
3,984 (1)	Central Garden & Pet Co. - Class A	154,460	0.1
2,474 (1)	Chefs’ Warehouse, Inc.	237,751	0.1
4,230 (1)	ChromaDex Corp.	13,494	0.0
24,063 (1)(2)	Coty, Inc. - Class A	51,976	0.0
5,265	Dole PLC	72,236	0.0
3,111	Edgewell Personal Care Co.	83,561	0.0
4,125	Energizer Holdings, Inc.	88,440	0.1
12,404	Flowers Foods, Inc.	97,992	0.1
2,256	Fresh Del Monte Produce, Inc.	62,965	0.0
6,446 (1)	Grocery Outlet Holding Corp.	64,331	0.0
6,773 (1)	Herbalife Ltd.	89,065	0.1
6,775 (1)	Honest Co., Inc.	24,796	0.0
1,000	Ingles Markets, Inc. - Class A	88,580	0.1
1,185	Inter Parfums, Inc.	132,554	0.1
1,023	J & J Snack Foods Corp.	75,139	0.0
580	John B Sanfilippo & Son, Inc.	49,874	0.0
1,313	Lancaster Colony Corp.	149,892	0.1
1,787	Limoneira Co.	23,463	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
2,626 (1)	Mama’s Creations, Inc.	$46,874	0.0
1,175	MGP Ingredients, Inc.	20,586	0.0
3,995 (1)	Mission Produce, Inc.	47,101	0.0
1,623 (1)	National Beverage Corp.	50,638	0.0
985	Natural Grocers by Vitamin Cottage, Inc.	30,555	0.0
1,071 (1)	Nature’s Sunshine Products, Inc.	23,348	0.0
3,148	Nu Skin Enterprises, Inc. - Class A	16,621	0.0
2,701 (1)	Oddity Tech Ltd. - Class A	40,866	0.0
697	Oil-Dri Corp. of America	71,240	0.0
9,719 (1)	Olaplex Holdings, Inc.	19,924	0.0
967 (1)	Once Upon a Farm PBC	19,804	0.0
1,741	PriceSmart, Inc.	340,087	0.2
306 (1)	Seneca Foods Corp. - Class A	53,226	0.0
5,680 (1)	Simply Good Foods Co.	75,430	0.0
1,504	Spectrum Brands Holdings, Inc.	128,968	0.1
1,274	Turning Point Brands, Inc.	108,048	0.1
4,074 (1)	United Natural Foods, Inc.	186,060	0.1
1,693	Universal Corp.	88,324	0.0
845 (1)	USANA Health Sciences, Inc.	18,041	0.0
5,088	Utz Brands, Inc.	39,178	0.0
780	Village Super Market, Inc. - Class A	32,900	0.0
3,261 (1)	Vita Coco Co., Inc.	215,683	0.1
2,462 (1)	Vital Farms, Inc.	28,633	0.0
906	WD-40 Co.	220,738	0.1
899	Weis Markets, Inc.	70,401	0.0
2,704 (1)	Westrock Coffee Co.	21,929	0.0
1,075 (1)	Yesway, Inc. - Class A	21,823	0.0
		4,196,607	1.9

	Energy: 5.7%
6,357 (1)	American Resources Corp.	13,668	0.0
11,605	Archrock, Inc.	472,440	0.2
2,476	Ardmore Shipping Corp.	34,689	0.0
5,523	Atlas Energy Solutions, Inc.	91,737	0.1
2,200 (1)	BKV Corp.	60,192	0.0
16,982 (1)(2)	Borr Drilling Ltd.	70,136	0.0
1,881	Bristow Group, Inc.	77,723	0.0
4,688	Cactus, Inc. - Class A	240,166	0.1
4,939	California Resources Corp.	261,125	0.1
4,650 (1)	Calumet, Inc.	167,493	0.1
1,242 (1)(2)	Centrus Energy Corp. - Class A	208,495	0.1

See Accompanying Notes to Financial Statements

78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
13,092 (1)	Clean Energy Fuels Corp.	$26,839	0.0
9,121 (1)	CNX Resources Corp.	309,476	0.2
4,802 (1)	Comstock Resources, Inc.	71,646	0.0
5,348 (1)	Comstock, Inc.	22,248	0.0
3,343	Core Laboratories, Inc.	38,946	0.0
3,395	Core Natural Resources, Inc.	271,668	0.1
17,300	Crescent Energy Co. - Class A	169,886	0.1
2,063	CVR Energy, Inc.	56,815	0.0
4,097	Delek US Holdings, Inc.	208,169	0.1
9,787	DHT Holdings, Inc.	161,779	0.1
4,851	Diversified Energy Co.	67,235	0.0
2,529	Dorian LPG Ltd.	87,959	0.1
14,127 (1)(2)	Encore Energy Corp.	18,506	0.0
16,768 (1)(2)	Energy Fuels, Inc./ Canada	243,136	0.1
1,091	Energy Services of America Corp.	21,100	0.0
1,682	Excelerate Energy, Inc. - Class A	63,899	0.0
5,760 (1)	Expro Group Holdings NV	85,075	0.0
2,168 (2)	FLEX LNG Ltd.	60,834	0.0
2,464	Flowco Holdings, Inc. - Class A	52,582	0.0
802 (1)	Forum Energy Technologies, Inc.	40,284	0.0
17,203 (1)	Gevo, Inc.	25,804	0.0
6,529	Golar LNG Ltd.	325,405	0.2
4,760	Granite Ridge Resources, Inc.	20,992	0.0
4,698 (1)	Green Plains, Inc.	72,255	0.0
1,046 (1)	Gulfport Energy Corp.	177,506	0.1
9,772 (1)	Helix Energy Solutions Group, Inc.	85,407	0.1
6,593	Helmerich & Payne, Inc.	215,855	0.1
1,430 (1)	Infinity Natural Resources, Inc. - Class A	18,161	0.0
3,184 (1)	Innovex International, Inc.	78,963	0.0
2,802	International Seaways, Inc.	214,605	0.1
3,448	Kinetik Holdings, Inc.	166,676	0.1
6,711	Kodiak Gas Services, Inc.	504,197	0.2
40,265 (1)	Kosmos Energy Ltd.	84,959	0.0
10,726	Liberty Energy, Inc.	280,914	0.1
2,417 (1)	Lightbridge Corp.	21,245	0.0
12,316	Magnolia Oil & Gas Corp. - Class A	315,043	0.2
9,294	Murphy Oil Corp.	302,613	0.2
970 (1)	Nabors Industries Ltd.	81,490	0.0
388	NACCO Industries, Inc. - Class A	19,419	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
4,113 (1)	National Energy Services Reunited Corp.	$123,102	0.1
927	Natural Gas Services Group, Inc.	39,991	0.0
2,571	Navigator Holdings Ltd.	47,898	0.0
5,382 (1)	New Era Energy & Digital, Inc.	34,337	0.0
11,532 (1)(2)	NextDecade Corp.	86,951	0.1
8,555	Noble Corp. PLC	319,101	0.2
13,771	Nordic American Tankers Ltd.	76,291	0.0
7,056	Northern Oil and Gas, Inc.	128,066	0.1
6,739 (1)	Oceaneering International, Inc.	273,064	0.1
4,233 (1)	Oil States International, Inc.	33,906	0.0
3,286 (1)	Par Pacific Holdings, Inc.	184,279	0.1
23,416	Patterson-UTI Energy, Inc.	214,959	0.1
6,594	PBF Energy, Inc. - Class A	300,159	0.1
8,267	Peabody Energy Corp.	191,133	0.1
6,685 (1)	ProPetro Holding Corp.	95,863	0.1
2,036 (1)	REX American Resources Corp.	91,925	0.1
1,103	Riley Exploration Permian, Inc.	36,355	0.0
7,276 (2)	RPC, Inc.	42,419	0.0
8,970 (1)(2)	Sable Offshore Corp.	27,628	0.0
2,600	SandRidge Energy, Inc.	35,620	0.0
3,091	Scorpio Tankers, Inc.	214,083	0.1
2,123 (1)	SEACOR Marine Holdings, Inc.	16,241	0.0
4,257 (1)	Seadrill Ltd.	161,000	0.1
7,631	Select Water Solutions, Inc.	152,467	0.1
8,299	SFL Corp. Ltd.	84,650	0.0
16,269	SM Energy Co.	424,621	0.2
3,555	Solaris Oilfield Infrastructure, Inc. - Class A	286,035	0.1
795 (1)	Summit Midstream Corp.	22,642	0.0
8,896 (1)	Talos Energy, Inc.	114,847	0.1
3,975	Teekay Corp. Ltd.	39,750	0.0
1,639	Teekay Tankers Ltd. - Class A	106,322	0.1
8,854 (1)	TETRA Technologies, Inc.	100,316	0.1
3,331 (1)	Tidewater, Inc.	221,945	0.1
65,863 (1)	Transocean Ltd.	322,070	0.2
32,979 (1)	Uranium Energy Corp.	351,556	0.2
26,281 (1)	Ur-Energy, Inc.	35,742	0.0
7,856	VAALCO Energy, Inc.	39,908	0.0
3,831 (1)	Valaris Ltd.	278,131	0.1

See Accompanying Notes to Financial Statements

79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
2,276	Vitesse Energy, Inc.	$35,893	0.0
7,032	W&T Offshore, Inc.	22,151	0.0
3,426	World Fuel Services Corp.	112,852	0.1
		12,313,724	5.7

	Financials: 18.2%
1,299	1st Source Corp.	105,972	0.1
2,452 (2)	Abacus Global Management, Inc.	26,261	0.0
4,214 (1)	Accelerant Holdings - Class A	49,388	0.0
872	ACNB Corp.	51,779	0.0
6,399	Adamas Trust, Inc.	60,023	0.0
1,760	Alerus Financial Corp.	54,736	0.0
1,576	Amalgamated Financial Corp.	72,338	0.0
3,145 (1)	Ambac Financial Group, Inc.	19,625	0.0
2,578	Amerant Bancorp, Inc.	65,791	0.0
2,194	American Coastal Insurance Corp.	24,353	0.0
4,315	Ameris Bancorp	389,472	0.2
1,351	AMERISAFE, Inc.	45,704	0.0
9,295	Apollo Commercial Real Estate Finance, Inc.	99,271	0.1
12,806 (2)	Arbor Realty Trust, Inc.	69,409	0.0
5,295 (2)	Ares Commercial Real Estate Corp.	23,828	0.0
8,125 (2)	ARMOUR Residential REIT, Inc.	141,781	0.1
1,386	Arrow Financial Corp.	56,812	0.0
4,107	Artisan Partners Asset Management, Inc. - Class A	141,815	0.1
9,430	Associated Banc-Corp.	290,161	0.1
9,479	Atlantic Union Bankshares Corp.	401,056	0.2
389 (1)	Atlanticus Holdings Corp.	39,775	0.0
1,770	Avidia Bancorp, Inc.	37,152	0.0
3,679 (1)	Axos Financial, Inc.	358,298	0.2
1,653 (1)	B Riley Financial, Inc.	13,290	0.0
2,028 (1)(2)	Bakkt Holdings, Inc.	15,839	0.0
9,807	Banc of California, Inc.	200,357	0.1
1,475	BancFirst Corp.	163,917	0.1
1,995	Banco Latinoamericano de Comercio Exterior SA - Class Class E	122,633	0.1
2,686 (1)	Bancorp, Inc.	168,251	0.1
704	Bank First Corp.	104,438	0.1
2,600	Bank of Hawaii Corp.	211,874	0.1
1,395	Bank of Marin Bancorp	38,642	0.0
2,717	Bank of NT Butterfield & Son Ltd.	161,662	0.1
4,859	BankUnited, Inc.	235,419	0.1
621	Bankwell Financial Group, Inc.	36,484	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,254	Banner Corp.	$149,756	0.1
1,387	Bar Harbor Bankshares	52,373	0.0
1,042	BayCom Corp.	34,282	0.0
5,623	Berkshire Hills Bancorp, Inc.	171,220	0.1
557 (1)(2)	Better Home & Finance Holding Co.	15,318	0.0
25,087	BGC Group, Inc. - Class A	268,180	0.1
10,694	Blackstone Mortgage Trust, Inc. - Class A	181,263	0.1
1,362 (1)	Bowhead Specialty Holdings, Inc.	40,765	0.0
2,754	Bread Financial Holdings, Inc.	298,396	0.1
2,152 (1)	Bridgewater Bancshares, Inc.	45,278	0.0
1,883	Brightsphere Investment Group, Inc.	134,672	0.1
9,823	BrightSpire Capital, Inc.	53,535	0.0
6,552 (1)	BRP Group, Inc. - Class A	174,152	0.1
13,979	Burford Capital Ltd.	57,314	0.0
1,071	Burke & Herbert Financial Services Corp.	76,962	0.0
2,371	Business First Bancshares, Inc.	72,861	0.0
2,301	Byline Bancorp, Inc.	86,656	0.1
2,067	California BanCorp	43,076	0.0
1,321	Camden National Corp.	71,625	0.0
3,266	Cannae Holdings, Inc.	47,030	0.0
1,096	Capital Bancorp, Inc.	38,492	0.0
1,171	Capital City Bank Group, Inc.	57,871	0.0
8,828	Capitol Federal Financial, Inc.	75,126	0.0
1,767	Carter Bankshares, Inc.	60,096	0.0
923	Cass Information Systems, Inc.	47,368	0.0
4,299	Cathay General Bancorp	266,495	0.1
2,020	Central Pacific Financial Corp.	77,164	0.0
5,868	Chimera Investment Corp.	78,279	0.0
1,266	ChoiceOne Financial Services, Inc.	43,044	0.0
1,948	Citizens & Northern Corp.	45,408	0.0
476	Citizens Financial Services, Inc.	34,481	0.0
3,894 (1)	Citizens, Inc.	22,352	0.0
934	City Holding Co.	123,886	0.1
1,820	Civista Bancshares, Inc.	51,360	0.0

See Accompanying Notes to Financial Statements

80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
8,491 (1)	Claros Mortgage Trust, Inc.	$19,954	0.0
2,270	CNB Financial Corp.	76,522	0.0
6,100	CNO Financial Group, Inc.	310,978	0.2
922 (1)	Coastal Financial Corp.	71,464	0.0
1,884	Cohen & Steers, Inc.	143,448	0.1
2,230 (1)	Columbia Financial, Inc.	47,321	0.0
3,570	Community Bank System, Inc.	239,618	0.1
1,251	Community Trust Bancorp, Inc.	90,522	0.1
1,757	Community West Bancshares	47,193	0.0
4,672 (1)	Compass Diversified Holdings	49,804	0.0
3,394	ConnectOne Bancorp, Inc.	113,495	0.1
2,078 (1)	Customers Bancorp, Inc.	164,370	0.1
11,084	CVB Financial Corp.	249,944	0.1
681 (1)	Dave, Inc.	253,734	0.1
11,636	DigitalBridge Group, Inc.	183,616	0.1
2,839	Dime Community Bancshares, Inc.	115,405	0.1
6,106	Dlocal Ltd./Uruguay	79,347	0.0
1,685 (1)	Donnelley Financial Solutions, Inc.	70,686	0.0
13,488	Dynex Capital, Inc.	176,828	0.1
2,082	Eagle Bancorp, Inc.	59,108	0.0
14,241	Eastern Bankshares, Inc.	316,720	0.2
8,299	Ellington Financial, Inc.	112,949	0.1
1,402	Employers Holdings, Inc.	70,773	0.0
1,931	Enact Holdings, Inc.	88,266	0.1
1,395 (1)	Encore Capital Group, Inc.	130,140	0.1
1,613 (1)	Enova International, Inc.	388,297	0.2
2,477	Enterprise Financial Services Corp.	163,185	0.1
1,341	Equity Bancshares, Inc. - Class A	65,696	0.0
520	Esquire Financial Holdings, Inc.	61,937	0.0
6,002	Essent Group Ltd.	385,809	0.2
4,243	EVERTEC, Inc.	117,871	0.1
2,369	F&G Annuities & Life, Inc.	62,992	0.0
1,228	Farmers & Merchants Bancorp, Inc./Archbold OH	37,552	0.0
4,434	Farmers National Banc Corp.	64,736	0.0
2,991	FB Financial Corp.	165,552	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
621	Federal Agricultural Mortgage Corp. - Class C	$123,747	0.1
3,797	Fidelis Insurance Holdings Ltd.	92,457	0.1
576	Fidelity D&D Bancorp, Inc.	29,618	0.0
1,535	Financial Institutions, Inc.	59,819	0.0
1,246	First Bancorp, Inc.	43,386	0.0
10,173	First BanCorp/Puerto Rico	265,210	0.1
2,793	First Bancorp/Southern Pines NC	178,556	0.1
2,293	First Bank/Hamilton NJ	40,655	0.0
5,423	First Busey Corp.	159,979	0.1
785	First Business Financial Services, Inc.	49,588	0.0
306	First Capital, Inc.	19,780	0.0
6,813	First Commonwealth Financial Corp.	138,508	0.1
1,382	First Community Bankshares, Inc.	61,388	0.0
6,931	First Financial Bancorp	234,476	0.1
8,880	First Financial Bankshares, Inc.	307,248	0.2
915	First Financial Corp.	70,858	0.0
5,845	First Interstate BancSystem, Inc. - Class A	225,383	0.1
4,253	First Merchants Corp.	185,814	0.1
1,886	First Mid Bancshares, Inc.	90,698	0.1
2,733	FirstCash Holdings, Inc.	591,203	0.3
1,791 (1)	Firstsun Capital Bancorp	69,455	0.0
1,338	Five Star Bancorp	65,147	0.0
7,999 (1)	Flywire Corp.	140,542	0.1
5,812	Franklin BSP Realty Trust, Inc.	47,310	0.0
12,535	Fulton Financial Corp.	303,222	0.2
851 (1)	GBank Financial Holdings, Inc.	25,794	0.0
4,323	GCM Grosvenor, Inc. - Class A	53,173	0.0
3,043 (1)(2)	Gemini Space Station, Inc. - Class A	12,963	0.0
25,276 (1)	Genworth Financial, Inc. - Class A	239,364	0.1
2,739	German American Bancorp, Inc.	129,993	0.1
8,779	Glacier Bancorp, Inc.	452,821	0.2
1,591 (1)	Goosehead Insurance, Inc. - Class A	77,164	0.0
660	Great Southern Bancorp, Inc.	51,751	0.0
3,759 (1)	Green Dot Corp. - Class A	50,784	0.0

See Accompanying Notes to Financial Statements

81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
834	Greene County Bancorp, Inc.	$28,014	0.0
2,124 (1)	Greenlight Capital Re Ltd. - Class A	34,366	0.0
3,063	Hamilton Insurance Group Ltd. - Class B	103,958	0.1
5,345	Hancock Whitney Corp.	399,378	0.2
2,197	Hanmi Financial Corp.	71,183	0.0
8,544	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	333,643	0.2
647	Hawthorn Bancshares, Inc.	25,427	0.0
1,570	HBT Financial, Inc.	50,224	0.0
741	HCI Group, Inc.	129,860	0.1
3,037	Heritage Financial Corp.	89,956	0.1
1,669 (1)	Heritage Insurance Holdings, Inc.	43,528	0.0
2,778	Hilltop Holdings, Inc.	107,731	0.1
115	Hingham Institution For Savings The	35,322	0.0
1,457 (1)	Hippo Holdings, Inc.	41,175	0.0
577	Home Bancorp, Inc.	39,536	0.0
12,131	Home BancShares, Inc.	346,340	0.2
2,950	HomeStreet, Inc. - Class A	46,905	0.0
1,255	HomeTrust Bancshares, Inc.	62,612	0.0
8,446	Hope Bancorp, Inc.	115,541	0.1
2,729	Horace Mann Educators Corp.	140,953	0.1
3,907	Horizon Bancorp, Inc.	78,062	0.0
3,196	Independent Bank Corp.	267,569	0.1
1,545	Independent Bank Corp. Michigan	55,728	0.0
3,863 (1)	Innventure, Inc.	19,585	0.0
3,647	International Bancshares Corp.	276,990	0.1
1,735 (1)	International Money Express, Inc.	25,071	0.0
5,917	Invesco Mortgage Capital, Inc.	46,744	0.0
105	Investors Title Co.	28,736	0.0
572	Isabella Bank Corp.	22,594	0.0
4,369	Jackson Financial, Inc. - Class A	447,342	0.2
1,590	Jefferson Capital, Inc.	30,957	0.0
1,387	John Marshall Bancorp, Inc.	30,237	0.0
5,142	Kearny Financial Corp.	48,643	0.0
3,940	Kemper Corp.	106,222	0.1
1,001	Kingstone Cos., Inc.	19,049	0.0
2,021 (1)	Kingsway Financial Services, Inc.	21,059	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,188 (2)	KKR Real Estate Finance Trust, Inc.	$28,646	0.0
8,254	Ladder Capital Corp.	82,127	0.0
1,723	Lakeland Financial Corp.	106,344	0.1
4,794 (1)	Lemonade, Inc.	311,850	0.2
7,648 (1)	LendingClub Corp.	158,620	0.1
772 (1)	LendingTree, Inc.	34,192	0.0
2,572	Live Oak Bancshares, Inc.	105,040	0.1
4,141	Marex Group PLC	252,394	0.1
23,969 (1)	Marqeta, Inc. - Class A	97,314	0.1
4,061 (1)	MBIA, Inc.	26,478	0.0
1,294	Mercantile Bank Corp.	74,301	0.0
1,764	Merchants Bancorp	88,200	0.1
1,811	Mercury General Corp.	193,089	0.1
1,973	Metrocity Bankshares, Inc.	70,811	0.0
775	Metropolitan Bank Holding Corp.	76,539	0.0
6,919	MFA Financial, Inc.	67,045	0.0
5,081 (1)	Miami International Holdings, Inc.	188,810	0.1
1,682	Mid Penn Bancorp, Inc.	58,601	0.0
1,461	Midland States Bancorp, Inc.	45,496	0.0
4,977	Moelis & Co. - Class A	325,595	0.2
1,247	MVB Financial Corp.	36,175	0.0
2,908	National Bank Holdings Corp. - Class A	129,202	0.1
4,525	Navient Corp.	38,508	0.0
3,018	NB Bancorp, Inc.	63,770	0.0
3,504	NBT Bancorp, Inc.	172,992	0.1
984	Nelnet, Inc. - Class A	131,197	0.1
2,577 (1)	Neptune Insurance Holdings, Inc. - Class A	81,176	0.0
2,573 (1)	NerdWallet, Inc. - Class A	23,800	0.0
20,467	New York Community Bancorp, Inc.	305,777	0.2
2,067	NewtekOne, Inc.	30,612	0.0
1,326	Nicolet Bankshares, Inc.	219,307	0.1
5,089 (1)	NMI Holdings, Inc. - Class A	209,107	0.1
523	Northeast Bank	69,313	0.0
1,376	Northeast Community Bancorp, Inc.	38,170	0.0
2,952	Northfield Bancorp, Inc.	43,483	0.0
1,799	Northpointe Bancshares, Inc.	34,505	0.0
1,749	Northrim BanCorp, Inc.	48,517	0.0
9,708	Northwest Bancshares, Inc.	147,173	0.1
1,121	Norwood Financial Corp.	36,040	0.0
5,583	OceanFirst Financial Corp.	109,036	0.1

See Accompanying Notes to Financial Statements

82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
534 (1)	Ocwen Financial Corp.	$21,226	0.0
2,881	OFG Bancorp	141,371	0.1
22,650	Old National Bancorp	586,635	0.3
3,672	Old Second Bancorp, Inc.	85,631	0.1
7,681 (1)	Open Lending Corp.	23,888	0.0
3,301 (1)	Oportun Financial Corp.	18,849	0.0
1,938 (1)	OppFi, Inc.	19,244	0.0
1,105	Orange County Bancorp, Inc.	40,642	0.0
13,070 (2)	Orchid Island Capital, Inc.	91,098	0.1
2,160	Origin Bancorp, Inc.	110,484	0.1
1,497	Orrstown Financial Services, Inc.	61,123	0.0
16,033 (1)	Oscar Health, Inc. - Class A	457,261	0.2
4,785	P10, Inc. - Class A	37,658	0.0
11,225	Pagseguro Digital Ltd. - Class A	101,586	0.1
1,771 (1)	Palomar Holdings, Inc.	223,837	0.1
1,155	Park National Corp.	211,353	0.1
1,443	Pathward Financial, Inc.	125,628	0.1
4,378	Patria Investments Ltd. - Class A	48,070	0.0
4,032 (1)	Paymentus Holdings, Inc. - Class A	97,413	0.1
18,079 (1)	Payoneer Global, Inc.	128,722	0.1
2,267 (1)	Paysafe Ltd.	16,934	0.0
3,182 (1)	Paysign, Inc.	26,061	0.0
1,260	Peapack-Gladstone Financial Corp.	59,636	0.0
1,977	PennyMac Financial Services, Inc.	172,197	0.1
6,155	PennyMac Mortgage Investment Trust	69,428	0.0
2,526	Peoples Bancorp, Inc.	97,024	0.1
819	Peoples Financial Services Corp.	54,357	0.0
4,734	Perella Weinberg Partners	75,555	0.0
4,692	Piper Sandler Cos.	339,419	0.2
1,623	PJT Partners, Inc. - Class A	244,976	0.1
569	Plumas Bancorp	33,252	0.0
2,016 (1)	Ponce Financial Group, Inc.	40,199	0.0
2,658 (1)	PRA Group, Inc.	50,475	0.0
801	Preferred Bank/Los Angeles CA	85,114	0.0
2,842 (1)	Priority Technology Holdings, Inc.	18,956	0.0
2,644	PROG Holdings, Inc.	123,237	0.1
8,433	Provident Financial Services, Inc.	199,356	0.1
1,161	QCR Holdings, Inc.	113,023	0.1
8,978	Radian Group, Inc.	338,201	0.2
1,331	RBB Bancorp	36,489	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
12,080	Ready Capital Corp.	$21,140	0.0
439	Red River Bancshares, Inc.	40,072	0.0
9,970	Redwood Trust, Inc.	47,258	0.0
711	Regional Management Corp.	29,293	0.0
12,595 (1)	Remitly Global, Inc.	282,254	0.1
6,226	Renasant Corp.	264,854	0.1
5,121 (1)	Repay Holdings Corp.	21,508	0.0
670	Republic Bancorp, Inc. - Class A	60,588	0.0
876 (1)	Root, Inc. - Class A	48,986	0.0
2,571	S&T Bancorp, Inc.	126,185	0.1
1,004	Safety Insurance Group, Inc.	75,159	0.0
6,477	Seacoast Banking Corp. of Florida	215,360	0.1
3,996	Selective Insurance Group, Inc.	387,652	0.2
3,509	ServisFirst Bancshares, Inc.	304,406	0.2
1,093 (1)	Sezzle, Inc.	187,592	0.1
2,588	Shore Bancshares, Inc.	59,395	0.0
1,147	Sierra Bancorp	46,752	0.0
9,696	Simmons First National Corp. - Class A	219,614	0.1
7,093 (1)	SiriusPoint Ltd.	170,232	0.1
2,820 (1)	Skyward Specialty Insurance Group, Inc.	164,547	0.1
4,368 (1)	Slide Insurance Holdings, Inc.	84,608	0.0
1,354	SmartFinancial, Inc.	63,530	0.0
1,239	South Plains Financial, Inc.	53,382	0.0
698 (1)	Southern First Bancshares, Inc.	42,648	0.0
747	Southern Missouri Bancorp, Inc.	56,929	0.0
2,319	Southside Bancshares, Inc.	81,606	0.0
5,189	StepStone Group, Inc. - Class A	214,617	0.1
2,044	Stewart Information Services Corp.	134,945	0.1
1,829	Stock Yards Bancorp, Inc.	139,864	0.1
15,349	StoneCo Ltd. - Class A	166,383	0.1
4,841 (1)	StoneX Group, Inc.	573,659	0.3
2,848	Texas Capital Bancshares, Inc.	294,084	0.1
1,247 (1)	Third Coast Bancshares, Inc.	50,379	0.0
829	Timberland Bancorp, Inc.	37,147	0.0
1,755	Tiptree, Inc.	31,450	0.0
1,031	Tompkins Financial Corp.	97,450	0.1
5,856	Towne Bank/ Portsmouth VA	212,221	0.1

See Accompanying Notes to Financial Statements

83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,619	TPG RE Finance Trust, Inc.	$47,031	0.0
2,189	TriCo Bancshares	117,878	0.1
1,562 (1)	Triumph Financial, Inc.	119,196	0.1
2,383 (1)	Trupanion, Inc.	59,027	0.0
1,351	TrustCo Bank Corp. NY	74,183	0.0
3,712	Trustmark Corp.	170,789	0.1
7,251	Two Harbors Investment Corp.	89,985	0.1
4,818	UMB Financial Corp.	687,818	0.3
9,049	United Bankshares, Inc.	414,716	0.2
7,972	United Community Banks, Inc.	279,737	0.1
1,514	United Fire Group, Inc.	79,394	0.0
676	Unity Bancorp, Inc.	39,674	0.0
1,746	Universal Insurance Holdings, Inc.	72,215	0.0
2,100	Univest Financial Corp.	91,875	0.1
5,663 (1)	Upstart Holdings, Inc.	200,640	0.1
31,648	Valley National Bancorp	463,643	0.2
2,853	Victory Capital Holdings, Inc. - Class A	239,823	0.1
429	Virtus Investment Partners, Inc.	61,562	0.0
2,266	Walker & Dunlop, Inc.	123,950	0.1
4,859	Washington Federal, Inc.	186,440	0.1
1,409	Washington Trust Bancorp, Inc.	51,400	0.0
1,483	Waterstone Financial, Inc.	30,743	0.0
2,599 (1)	Wealthfront Corp.	23,235	0.0
22,291 (1)	Webull Corp.	145,337	0.1
6,154	WesBanco, Inc.	240,191	0.1
1,701	West BanCorp, Inc.	45,128	0.0
1,602	Westamerica BanCorp	93,989	0.1
9,060	WisdomTree, Inc.	153,476	0.1
174 (1)	World Acceptance Corp.	38,946	0.0
3,473	WSFS Financial Corp.	266,483	0.1
		39,448,881	18.2

	Health Care: 19.7%
7,960 (1)	10X Genomics, Inc. - Class A	305,186	0.2
3,196 (1)	4D Molecular Therapeutics, Inc.	42,507	0.0
3,220 (1)(2)	Abeona Therapeutics, Inc.	19,900	0.0
9,237 (1)	Absci Corp.	107,057	0.1
6,215 (1)	Acadia Healthcare Co., Inc.	183,529	0.1
8,506 (1)	ACADIA Pharmaceuticals, Inc.	215,202	0.1
5,335 (1)	Achieve Life Sciences, Inc.	34,838	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,364 (1)	Aclaris Therapeutics, Inc.	$44,246	0.0
6,866 (1)	AdaptHealth Corp.	71,544	0.0
10,322 (1)	Adaptive Biotechnologies Corp.	221,407	0.1
1,215 (1)	Addus HomeCare Corp.	122,071	0.1
15,306 (1)	ADMA Biologics, Inc.	128,111	0.1
832 (1)	agilon health, Inc.	89,174	0.1
3,950 (1)	Agios Pharmaceuticals, Inc.	146,584	0.1
18,495 (1)	Akebia Therapeutics, Inc.	21,084	0.0
4,841 (3)(4)	Akero Therapeutics, Inc.	3,147	0.0
1,473 (1)(2)	Aktis Oncology, Inc.	47,475	0.0
959 (1)	Alamar Biosciences, Inc.	25,979	0.0
7,649 (1)	Alector, Inc.	15,374	0.0
13,572 (1)	Alignment Healthcare, Inc.	323,149	0.2
11,132 (1)	Alkermes PLC	583,261	0.3
18,083 (1)	Allogene Therapeutics, Inc.	37,613	0.0
8,395 (1)	Alphatec Holdings, Inc.	72,617	0.0
13,643 (1)	Altimmune, Inc.	41,475	0.0
1,795 (1)	Alto Neuroscience, Inc.	47,370	0.0
5,301 (1)	Alumis, Inc.	149,170	0.1
7,936 (1)	ALX Oncology Holdings, Inc.	16,427	0.0
2,621 (1)	AMN Healthcare Services, Inc.	84,842	0.0
11,415 (1)	Amneal Pharmaceuticals, Inc.	197,594	0.1
2,352 (1)	Amphastar Pharmaceuticals, Inc.	47,463	0.0
6,226 (1)	Amylyx Pharmaceuticals, Inc.	111,819	0.1
1,323 (1)	AnaptysBio, Inc.	89,302	0.1
6,704 (1)	Anavex Life Sciences Corp.	17,363	0.0
2,733 (1)	AngioDynamics, Inc.	35,556	0.0
1,362 (1)	ANI Pharmaceuticals, Inc.	112,746	0.1
953 (1)	Anika Therapeutics, Inc.	13,942	0.0
10,584 (1)	Annexon, Inc.	60,435	0.0
5,558 (1)	Anteris Technologies Global Corp.	54,746	0.0
2,992 (1)	Apogee Therapeutics, Inc.	397,128	0.2
3,051 (1)	Apollo Medical Holdings, Inc.	141,597	0.1
7,574 (1)	Aquestive Therapeutics, Inc.	31,508	0.0
10,904 (1)	Arbutus Biopharma Corp.	52,339	0.0
2,022 (1)	Arcturus Therapeutics Holdings, Inc.	13,588	0.0
6,001 (1)	Arcus Biosciences, Inc.	185,011	0.1

See Accompanying Notes to Financial Statements

84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,615 (1)	Arcutis Biotherapeutics, Inc.	$199,665	0.1
16,329 (1)	Ardelyx, Inc.	83,278	0.0
1,828 (1)	Ardent Health Partners, Inc.	17,988	0.0
2,575 (1)(2)	ArriVent Biopharma, Inc.	89,455	0.1
4,211 (1)(2)	ARS Pharmaceuticals, Inc.	33,730	0.0
3,085 (1)	Artivion, Inc.	69,320	0.0
4,275 (1)	Arvinas, Inc.	35,525	0.0
750 (1)	Assembly Biosciences, Inc.	20,610	0.0
21,617 (1)	AtaiBeckley, Inc.	113,922	0.1
5,573 (1)	Atea Pharmaceuticals, Inc.	25,914	0.0
3,353 (1)	AtriCure, Inc.	93,817	0.1
3,364 (1)	Aura Biosciences, Inc.	23,884	0.0
7,910 (1)	Aurinia Pharmaceuticals, Inc.	134,233	0.1
2,808 (1)	Avalo Therapeutics, Inc.	51,892	0.0
1,166 (1)	Avalyn Pharma, Inc.	38,385	0.0
2,970 (1)	Avanos Medical, Inc.	73,894	0.0
5,261 (1)	Aveanna Healthcare Holdings, Inc.	45,087	0.0
3,518 (1)	Axogen, Inc.	162,496	0.1
2,866 (1)	Azenta, Inc.	73,140	0.0
6,601 (1)	Beam Therapeutics, Inc.	226,546	0.1
1,698 (1)	Benitec Biopharma, Inc.	22,719	0.0
2,779 (1)	Beta Bionics, Inc.	43,547	0.0
2,999 (1)	Bicara Therapeutics, Inc.	89,040	0.1
2,395 (1)	BioAge Labs, Inc.	58,701	0.0
15,538 (1)	BioCryst Pharmaceuticals, Inc.	155,380	0.1
8,961 (1)	Biohaven Ltd.	133,340	0.1
2,973 (1)	BioLife Solutions, Inc.	83,958	0.0
3,441 (1)	Bioventus, Inc. - Class A	32,483	0.0
499 (1)	Bright Minds Biosciences, Inc.	35,030	0.0
10,819 (1)	BrightSpring Health Services, Inc.	754,517	0.4
15,928 (1)	Brookdale Senior Living, Inc.	256,282	0.1
14,065 (1)	Butterfly Network, Inc.	118,427	0.1
7,039 (1)	C4 Therapeutics, Inc.	32,872	0.0
7,785 (1)	Cabaletta Bio, Inc.	24,211	0.0
4,305 (1)	Candel Therapeutics, Inc.	44,341	0.0
3,601 (1)(2)	Capricor Therapeutics, Inc.	86,712	0.1
2,524 (1)(2)	CapsoVision, Inc.	19,132	0.0
3,430 (1)	CareDx, Inc.	97,755	0.1
2,031 (1)	Castle Biosciences, Inc.	48,439	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,710 (1)	Catalyst Pharmaceuticals, Inc.	$242,325	0.1
2,561 (1)(2)	Celcuity, Inc.	267,932	0.1
5,226 (1)	Celldex Therapeutics, Inc.	194,459	0.1
8,797 (1)	Century Therapeutics, Inc.	21,553	0.0
1,965 (1)	Ceribell, Inc.	38,219	0.0
7,683 (1)	Certara, Inc.	50,324	0.0
13,720 (1)	Cerus Corp.	40,062	0.0
4,917 (1)	CG oncology, Inc.	349,353	0.2
679 (1)	Claritev Corp.	23,161	0.0
1,926 (1)	ClearPoint Neuro, Inc.	34,360	0.0
28,037 (1)	Clover Health Investments Corp.	146,914	0.1
6,687 (1)	Codexis, Inc.	15,113	0.0
11,104 (1)	Cogent Biosciences, Inc.	429,725	0.2
10,117 (1)(2)	Coherus Biosciences, Inc.	14,164	0.0
2,206 (1)	Collegium Pharmaceutical, Inc.	79,857	0.0
8,874 (1)	Community Health Systems, Inc.	29,639	0.0
9,219 (1)	Compass Therapeutics, Inc.	20,190	0.0
730 (1)	Computer Programs and Systems, Inc.	19,133	0.0
7,783	Concentra Group Holdings Parent, Inc.	231,544	0.1
2,063	CONMED Corp.	67,522	0.0
1,942 (1)	Contineum Therapeutics, Inc. - Class A	31,829	0.0
5,030 (1)(2)	CorMedix, Inc.	39,485	0.0
1,986 (1)	CorVel Corp.	124,165	0.1
4,588 (1)	Corvus Pharmaceuticals, Inc.	68,545	0.0
1,525 (1)	Crescent Biopharma, Inc.	27,450	0.0
6,937 (1)	Crinetics Pharmaceuticals, Inc.	259,583	0.1
6,196 (1)	CRISPR Therapeutics AG	337,930	0.2
2,098 (1)	Cross Country Healthcare, Inc.	27,715	0.0
3,461 (1)	CryoPort, Inc.	54,338	0.0
4,082 (1)	Cullinan Oncology, Inc.	74,333	0.0
8,824 (1)	Cytek Biosciences, Inc.	39,090	0.0
8,789 (1)	Cytokinetics, Inc.	748,735	0.4
12,133 (1)	CytomX Therapeutics, Inc.	45,499	0.0
3,578 (1)	Damora Therapeutics, Inc.	93,064	0.1
8,672 (1)	Definium Therapeutics, Inc.	407,931	0.2
2,147 (1)	Delcath Systems, Inc.	27,031	0.0
9,823 (1)	Denali Therapeutics, Inc.	252,648	0.1
13,588	Dentsply Sirona, Inc.	144,169	0.1

See Accompanying Notes to Financial Statements

85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,123 (1)	Design Therapeutics, Inc.	$30,720	0.0
2,884 (1)	DiaMedica Therapeutics, Inc.	20,303	0.0
3,153 (1)	Dianthus Therapeutics, Inc.	307,354	0.2
1,897 (1)	Disc Medicine, Inc.	138,747	0.1
9,125 (1)	Dyne Therapeutics, Inc.	202,666	0.1
4,773 (1)	Edgewise Therapeutics, Inc.	193,927	0.1
7,224 (1)	Editas Medicine, Inc.	23,406	0.0
1,611 (1)	Eikon Therapeutics, Inc.	21,024	0.0
548 (1)	Electromed, Inc.	23,180	0.0
5,546 (1)	Eledon Pharmaceuticals, Inc.	21,851	0.0
2,401 (1)	Eliem Therapeutics, Inc.	31,309	0.0
4,084	Embecta Corp.	13,314	0.0
3,574 (1)	Emergent BioSolutions, Inc.	29,950	0.0
2,078 (1)	Enanta Pharmaceuticals, Inc.	30,297	0.0
2,864 (1)	Enliven Therapeutics, Inc.	145,348	0.1
3,948 (1)	Enovis Corp.	81,724	0.0
2,316 (1)	Entrada Therapeutics, Inc.	17,046	0.0
13,340 (1)	Erasca, Inc.	244,389	0.1
16,878 (1)	Esperion Therapeutics, Inc.	53,334	0.0
1,814 (1)	Establishment Labs Holdings, Inc.	155,659	0.1
1,816 (1)	Eton Pharmaceuticals, Inc.	65,739	0.0
7,867 (1)	Evolent Health, Inc. - Class A	42,639	0.0
4,217 (1)	Evolus, Inc.	29,266	0.0
888 (1)	Evommune, Inc.	11,802	0.0
5,268 (1)	EyePoint Pharmaceuticals, Inc.	75,332	0.0
2,145 (1)	Fennec Pharmaceuticals, Inc.	23,059	0.0
1,594 (1)	First Tracks Biotherapeutics, Inc.	32,071	0.0
3,340 (1)	Foghorn Therapeutics, Inc.	16,299	0.0
1,346 (1)	Forte Biosciences, Inc.	28,602	0.0
6,509 (1)	Fortrea Holdings, Inc.	113,257	0.1
4,246 (1)	Fulcrum Therapeutics, Inc.	15,540	0.0
1,410 (1)	Fulgent Genetics, Inc.	28,933	0.0
3,643 (1)	Galectin Therapeutics, Inc.	16,904	0.0
1,331 (1)	GeneDx Holdings Corp.	91,373	0.1
1,711 (1)	Generate Biomedicines, Inc.	28,865	0.0
37,719 (1)	Geron Corp.	48,280	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,310 (1)	Ginkgo Bioworks Holdings, Inc.	$32,802	0.0
3,839 (1)	Glaukos Corp.	536,539	0.3
2,756 (1)	GRAIL, Inc.	188,152	0.1
1,248 (1)	Guardian Pharmacy Services, Inc. - Class A	52,254	0.0
3,129 (1)	Haemonetics Corp.	234,675	0.1
2,991 (1)	Harmony Biosciences Holdings, Inc.	108,902	0.1
2,164 (1)	Harrow, Inc.	91,905	0.1
5,626 (1)	HealthEquity, Inc.	508,140	0.2
1,642	HealthStream, Inc.	44,744	0.0
5,359 (1)	HeartFlow, Inc.	157,233	0.1
14,370 (1)	Hims & Hers Health, Inc.	498,208	0.2
2,779 (1)	Hinge Health, Inc. - Class A	230,657	0.1
8,408 (1)	Hyperliquid Strategies, Inc.	66,171	0.0
1,640 (1)	ICU Medical, Inc.	240,424	0.1
5,590 (1)	Ideaya Biosciences, Inc.	208,339	0.1
2,863 (1)	Immix Biopharma, Inc.	29,518	0.0
3,798 (1)	Immuneering Corp. - Class A	18,952	0.0
25,794 (1)(2)	ImmunityBio, Inc.	225,826	0.1
7,054 (1)	Immunome, Inc.	149,474	0.1
5,696 (1)	Immunovant, Inc.	219,467	0.1
7,963 (1)	Indivior Pharmaceuticals, Inc.	326,722	0.2
9,323 (1)	Inhibikase Therapeutics, Inc.	18,926	0.0
636 (1)	Inhibrx Biosciences, Inc.	60,261	0.0
1,640 (1)	Innovage Holding Corp.	19,434	0.0
4,936 (1)	Innoviva, Inc.	112,097	0.1
2,240 (1)	Inogen, Inc.	14,448	0.0
1,931 (1)	Inspire Medical Systems, Inc.	86,142	0.1
2,250 (1)	Integer Holdings Corp.	210,262	0.1
4,647 (1)	Integra LifeSciences Holdings Corp.	83,460	0.0
9,013 (1)(2)	Intellia Therapeutics, Inc.	152,500	0.1
14,947 (1)	Invivyd, Inc.	13,040	0.0
26,562 (1)	Iovance Biotherapeutics, Inc.	110,498	0.1
587	iRadimed Corp.	56,094	0.0
2,205 (1)	iRhythm Technologies, Inc.	262,285	0.1
10,986 (1)	Ironwood Pharmaceuticals, Inc.	46,251	0.0
2,202 (1)	Jade Biosciences, Inc.	48,928	0.0
2,935 (1)	Janux Therapeutics, Inc.	45,082	0.0
3,089 (1)	Kailera Therapeutics, Inc.	68,051	0.0
1,464 (1)	Karyopharm Therapeutics, Inc.	14,303	0.0

See Accompanying Notes to Financial Statements

86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,904 (1)	Keros Therapeutics, Inc.	$20,373	0.0
1,881 (1)	Kestra Medical Technologies Ltd.	47,853	0.0
2,824 (1)	Kiniksa Pharmaceuticals International PLC	180,595	0.1
2,630 (1)	Kodiak Sciences, Inc.	102,465	0.1
837 (1)	Korro Bio, Inc.	11,032	0.0
4,145 (1)	KORU Medical Systems, Inc.	17,409	0.0
1,736 (1)	Krystal Biotech, Inc.	645,219	0.3
5,859 (1)	Kura Oncology, Inc.	64,273	0.0
4,174 (1)	Kymera Therapeutics, Inc.	478,633	0.2
2,914 (1)	Kyverna Therapeutics, Inc.	25,964	0.0
4,334 (1)	Lantheus Holdings, Inc.	480,814	0.2
4,692 (1)	Larimar Therapeutics, Inc.	14,311	0.0
1,565 (1)	LB Pharmaceuticals, Inc.	50,792	0.0
1,452	LeMaitre Vascular, Inc.	139,334	0.1
5,092 (1)	Lexeo Therapeutics, Inc.	23,703	0.0
17,302 (1)	Lexicon Pharmaceuticals, Inc.	41,525	0.0
2,948 (1)	LifeMD, Inc.	12,175	0.0
12,668 (1)	LifeStance Health Group, Inc.	135,674	0.1
1,334 (1)	Ligand Pharmaceuticals, Inc.	421,664	0.2
14,858 (1)	Lineage Cell Therapeutics, Inc.	19,464	0.0
4,701 (1)	Liquidia Corp.	374,811	0.2
3,721 (1)	LivaNova PLC	305,978	0.2
1,499 (1)(2)	Lumexa Imaging Holdings, Inc.	16,909	0.0
4,490 (1)	MacroGenics, Inc.	20,744	0.0
20,642 (1)	MannKind Corp.	87,935	0.1
1,221 (1)	MapLight Therapeutics, Inc.	43,761	0.0
7,873 (1)	Maravai LifeSciences Holdings, Inc. - Class A	49,127	0.0
2,412 (1)	Maze Therapeutics, Inc.	71,974	0.0
2,076 (1)	MBX Biosciences, Inc.	114,595	0.1
4,189 (1)	MeiraGTx Holdings PLC	56,593	0.0
3,952 (1)	Merit Medical Systems, Inc.	274,032	0.1
371	Mesa Laboratories, Inc.	36,933	0.0
8,448 (1)	MiMedx Group, Inc.	32,525	0.0
3,829 (1)	Mineralys Therapeutics, Inc.	103,306	0.1
2,633 (1)	Minerva Neurosciences, Inc.	14,613	0.0
2,008 (1)	MiniMed Group, Inc.	30,020	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,159 (1)	Mirum Pharmaceuticals, Inc.	$369,824	0.2
307 (1)(2)	Monopar Therapeutics, Inc.	28,425	0.0
4,965 (1)	Monte Rosa Therapeutics, Inc.	120,153	0.1
6,458 (1)	Myriad Genetics, Inc.	36,875	0.0
864	National HealthCare Corp.	182,615	0.1
937	National Research Corp.	20,211	0.0
2,298 (1)	Nektar Therapeutics	160,423	0.1
14,894 (1)	Neogen Corp.	133,897	0.1
8,776 (1)	NeoGenomics, Inc.	128,042	0.1
809 (1)	Neurogene, Inc.	25,443	0.0
1,985 (1)	NeuroPace, Inc.	31,542	0.0
10,160 (1)	Novavax, Inc.	95,707	0.1
7,167 (1)	Novocure Ltd.	108,580	0.1
6,440 (1)	Nurix Therapeutics, Inc.	156,234	0.1
335 (1)	Nutex Health, Inc.	57,248	0.0
3,556 (1)	Nuvalent, Inc. - Class A	439,166	0.2
16,896 (1)	Nuvation Bio, Inc.	95,969	0.1
1,209 (1)(2)	Nuvectis Pharma, Inc.	22,233	0.0
23,683 (1)	Ocugen, Inc.	36,235	0.0
13,807 (1)	Ocular Therapeutix, Inc.	135,585	0.1
5,270 (1)	Olema Pharmaceuticals, Inc.	65,928	0.0
2,416 (1)	Omada Health, Inc.	53,031	0.0
4,849 (1)(2)	Omeros Corp.	46,114	0.0
8,555 (1)	Omniab, Inc.	21,045	0.0
3,044 (1)	Omnicell, Inc.	126,387	0.1
5,284 (1)	Oncology Institute, Inc.	28,692	0.0
29,492 (1)	OPKO Health, Inc.	44,238	0.0
10,510 (1)	Option Care Health, Inc.	220,395	0.1
4,133 (1)	Opus Genetics, Inc.	16,987	0.0
5,262 (1)	OraSure Technologies, Inc.	23,469	0.0
5,135 (1)	Organogenesis Holdings, Inc.	12,478	0.0
5,086 (1)	ORIC Pharmaceuticals, Inc.	55,081	0.0
3,106 (1)	Orthofix Medical, Inc.	28,389	0.0
1,390 (1)	OrthoPediatrics Corp.	26,591	0.0
3,353 (1)	Oruka Therapeutics, Inc.	319,105	0.2
10,514 (1)	Ovid therapeutics, Inc.	28,283	0.0
5,249 (1)	Owens & Minor, Inc.	17,952	0.0
20,271 (1)	Pacific Biosciences of California, Inc.	34,055	0.0
2,714 (1)	Pacira BioSciences, Inc.	68,854	0.0
3,105 (1)	PACS Group, Inc.	132,397	0.1
10,274 (1)	Palisade Bio, Inc.	21,473	0.0
736 (1)	Palvella Therapeutics, Inc.	112,476	0.1
5,514 (1)	Pediatrix Medical Group, Inc.	139,670	0.1
See Accompanying Notes to Financial Statements

87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,317 (1)	Pennant Group, Inc.	$85,613	0.0
9,403	Perrigo Co. PLC	97,697	0.1
4,614 (1)	Personalis, Inc.	61,828	0.0
7,389 (1)	Perspective Therapeutics, Inc.	25,196	0.0
3,425 (1)	Phathom Pharmaceuticals, Inc.	37,161	0.0
1,419	Phibro Animal Health Corp. - Class A	44,557	0.0
3,519 (1)	Phreesia, Inc.	36,210	0.0
1,673 (1)	Praxis Precision Medicines, Inc.	560,104	0.3
12,998 (1)	Precigen, Inc.	74,089	0.0
3,159 (1)	Prestige Consumer Healthcare, Inc.	149,326	0.1
6,927 (1)	Prime Medicine, Inc.	25,561	0.0
7,996 (1)	Privia Health Group, Inc.	205,737	0.1
3,774 (1)	PROCEPT BioRobotics Corp.	85,217	0.0
4,707 (1)	Progyny, Inc.	135,703	0.1
4,098 (1)	Protagonist Therapeutics, Inc.	502,333	0.2
4,029 (1)	Protara Therapeutics, Inc.	15,391	0.0
3,338 (1)	Prothena Corp. PLC	32,679	0.0
5,500 (1)	PTC Therapeutics, Inc.	448,635	0.2
1,295 (1)	Pulse Biosciences, Inc.	35,910	0.0
3,315 (1)	Puma Biotechnology, Inc.	26,885	0.0
4,650 (1)	QuidelOrtho Corp.	81,445	0.0
4,748 (1)	RadNet, Inc.	292,809	0.1
2,074 (1)	Rapport Therapeutics, Inc.	86,424	0.1
34,182 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	125,448	0.1
3,331 (1)	REGENXBIO, Inc.	39,905	0.0
10,780 (1)	Relay Therapeutics, Inc.	201,694	0.1
6,413 (1)	Relmada Therapeutics, Inc.	44,378	0.0
5,301 (1)	Replimune Group, Inc.	58,682	0.0
5,390 (1)	Rezolute, Inc.	28,028	0.0
3,677 (1)	Rhythm Pharmaceuticals, Inc.	408,257	0.2
1,217 (1)	Rigel Pharmaceuticals, Inc.	47,609	0.0
6,469 (1)	Rocket Pharmaceuticals, Inc.	22,124	0.0
3,018 (1)	RxSight, Inc.	14,547	0.0
3,241 (1)	SAB Biotherapeutics, Inc.	12,640	0.0
4,056 (1)	Sagimet Biosciences, Inc. - Class A	31,353	0.0
12,461 (1)(2)	Sana Biotechnology, Inc.	43,489	0.0
6,918 (1)	Sarepta Therapeutics, Inc.	124,316	0.1
10,552 (1)	Savara, Inc.	65,000	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
7,450 (1)	Scholar Rock Holding Corp.	$409,750	0.2
3,882 (1)	Schrodinger, Inc./ United States	63,082	0.0
12,614 (1)(2)	SELLAS Life Sciences Group, Inc.	186,183	0.1
2,978 (1)	Senseonics Holdings, Inc.	16,915	0.0
1,523 (1)	Septerna, Inc.	51,005	0.0
4,248 (1)	Shattuck Labs, Inc.	29,481	0.0
812 (1)	Shoulder Innovations, Inc.	16,467	0.0
3,059 (1)	SI-BONE, Inc.	49,923	0.0
3,396	SIGA Technologies, Inc.	12,361	0.0
3,139 (1)	Sight Sciences, Inc.	17,013	0.0
1,225 (1)	Simulations Plus, Inc.	22,430	0.0
1,252 (1)	Sionna Therapeutics, Inc.	55,075	0.0
5,374 (1)	Solid Biosciences, Inc.	53,686	0.0
1,920 (1)	Sonida Senior Living, Inc.	78,336	0.0
894 (1)	SpyGlass Pharma, Inc.	19,900	0.0
4,958 (1)	Spyre Therapeutics, Inc.	440,171	0.2
2,278 (1)	STAAR Surgical Co.	65,356	0.0
3,704 (1)	Stoke Therapeutics, Inc.	121,195	0.1
4,831 (1)	Strata Critical Medical, Inc	25,459	0.0
4,235 (1)(2)	Strive, Inc. - Class A	46,204	0.0
3,720 (1)	Supernus Pharmaceuticals, Inc.	173,017	0.1
5,307 (1)	Surgery Partners, Inc.	89,158	0.1
584 (1)	Surrozen, Inc.	15,155	0.0
1,104 (1)	Sutro Biopharma, Inc.	36,653	0.0
5,960 (1)	Syndax Pharmaceuticals, Inc.	130,286	0.1
1,603 (1)	Tactile Systems Technology, Inc.	47,737	0.0
9,623 (1)	Talkspace, Inc.	50,040	0.0
4,676 (1)	Tandem Diabetes Care, Inc.	70,561	0.0
9,384 (1)	Tango Therapeutics, Inc.	293,344	0.1
2,792 (1)	Tarsus Pharmaceuticals, Inc.	175,728	0.1
16,115 (1)	Taysha Gene Therapies, Inc.	109,743	0.1
735 (1)(2)	Tectonic Therapeutic, Inc.	25,266	0.0
12,085 (1)	Teladoc Health, Inc.	102,481	0.1
1,811 (1)	Tenax Therapeutics, Inc.	26,350	0.0
9,672 (1)	TG Therapeutics, Inc.	531,380	0.3
2,783 (1)	Theravance Biopharma, Inc.	47,311	0.0
1,782 (3)	Third Harmonic Bio, Inc.	—	—

See Accompanying Notes to Financial Statements

88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,093 (1)	Tonix Pharmaceuticals Holding Corp.	$13,947	0.0
2,275 (1)	TransMedics Group, Inc.	151,105	0.1
5,947 (1)	Travere Therapeutics, Inc.	337,849	0.2
7,199 (1)	Trevi Therapeutics, Inc.	134,261	0.1
3,620 (1)	TriSalus Life Sciences, Inc.	16,471	0.0
4,131 (1)	Twist Bioscience Corp.	424,997	0.2
2,479 (1)	Tyra Biosciences, Inc.	79,179	0.0
504 (1)	UFP Technologies, Inc.	133,626	0.1
6,466 (1)	Ultragenyx Pharmaceutical, Inc.	215,900	0.1
1,839 (1)	Unicycive Therapeutics, Inc.	8,625	0.0
2,537 (1)	Upstream Bio, Inc.	17,556	0.0
2,859 (1)	UroGen Pharma Ltd.	105,211	0.1
999	US Physical Therapy, Inc.	68,611	0.0
3,906 (1)	Vanda Pharmaceuticals, Inc.	23,905	0.0
3,102 (1)	Varex Imaging Corp.	32,354	0.0
8,768 (1)	Vaxcyte, Inc.	509,684	0.2
4,262 (1)	Vera Therapeutics, Inc.	182,882	0.1
5,387 (1)	Veracyte, Inc.	316,378	0.2
1,453 (1)	VeraDermics, Inc.	178,632	0.1
5,705 (1)	Verastem, Inc.	21,793	0.0
3,440 (1)	Vericel Corp.	153,046	0.1
2,606 (1)	Viemed Healthcare, Inc.	29,708	0.0
8,343 (1)	Vir Biotechnology, Inc.	85,015	0.0
6,043 (1)	Viridian Therapeutics, Inc.	111,010	0.1
2,760 (1)	Vor BioPharma, Inc.	50,812	0.0
4,394 (1)	Voyager Therapeutics, Inc.	15,379	0.0
9,352 (1)	WaVe Life Sciences Ltd.	54,335	0.0
7,392 (1)	Waystar Holding Corp.	151,758	0.1
5,770 (1)	X4 Pharmaceuticals, Inc.	26,946	0.0
4,791 (1)	Xencor, Inc.	77,135	0.0
6,507 (1)	Xenon Pharmaceuticals, Inc.	392,763	0.2
11,645 (1)	Xeris Biopharma Holdings, Inc.	92,228	0.1
653 (1)	XOMA Corp.	27,752	0.0
3,008 (1)(2)	Z Squared, Inc.	31,825	0.0
1,936 (1)	Zenas Biopharma, Inc.	49,136	0.0
3,545 (1)	Zentalis Pharmaceuticals, Inc.	17,193	0.0
3,961 (1)	Zevra Therapeutics, Inc.	56,801	0.0
4,282 (1)	Zura Bio Ltd.	25,264	0.0
3,236 (1)	Zymeworks, Inc.	84,589	0.0
		42,894,375	19.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 14.8%
9,874 (1)	3D Systems Corp.	$29,819	0.0
2,659 (1)	AAR Corp.	380,051	0.2
3,853	ABM Industries, Inc.	170,457	0.1
6,456	ACCO Brands Corp.	26,857	0.0
12,318 (1)	Acuren Corp.	99,653	0.1
11,504 (1)	ACV Auctions, Inc. - Class A	82,714	0.0
2,707	Aebi Schmidt Holding AG	33,973	0.0
2,847 (1)	AerSale Corp.	17,993	0.0
1,199 (1)(2)	Aevex Corp. - Class A	25,047	0.0
696	Alamo Group, Inc.	114,485	0.1
1,945	Albany International Corp. - Class A	144,903	0.1
1,642 (1)	Allegiant Travel Co.	193,099	0.1
2,983 (1)	Alliance Laundry Holdings, Inc.	79,109	0.0
1,017	Allient, Inc.	104,680	0.1
1,792 (1)	Alta Equipment Group, Inc.	11,594	0.0
2,228 (1)	Ameresco, Inc. - Class A	61,493	0.0
3,171 (1)	American Superconductor Corp.	131,628	0.1
9,210 (1)	Amprius Technologies, Inc.	127,651	0.1
1,446	Apogee Enterprises, Inc.	66,140	0.0
1,487	ArcBest Corp.	213,444	0.1
44,673 (1)	Archer Aviation, Inc. - Class A	211,303	0.1
3,295	Arcosa, Inc.	478,731	0.2
915	Argan, Inc.	730,673	0.3
10,410 (1)	Array Technologies, Inc.	77,138	0.0
1,593	Astec Industries, Inc.	97,476	0.1
2,136 (1)	Astronics Corp.	173,571	0.1
2,308 (1)	Asure Software, Inc.	18,326	0.0
2,301	Atkore, Inc.	174,968	0.1
5,512	Atmus Filtration Technologies, Inc.	281,057	0.1
1,995	AZZ, Inc.	309,325	0.2
8,965 (1)	Babcock & Wilcox Enterprises, Inc.	126,406	0.1
1,694	Barrett Business Services, Inc.	60,171	0.0
2,327 (1)	Beta Technologies, Inc. - Class A	38,977	0.0
2,241 (1)	BlackSky Technology, Inc.	62,569	0.0
2,130 (1)	Blue Bird Corp.	168,185	0.1
558 (1)	BlueLinx Holdings, Inc.	34,529	0.0
2,411	Boise Cascade Co.	187,166	0.1
1,098 (1)	Bowman Consulting Group Ltd.	32,062	0.0
4,902 (1)	BrightView Holdings, Inc.	69,461	0.0
2,748	Brink’s Co.	259,659	0.1
4,842	Brookfield Business Corp. - Class A	144,534	0.1

See Accompanying Notes to Financial Statements

89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,143	Cadre Holdings, Inc.	$61,097	0.0
1,141 (1)(2)	Cardinal Infrastructure Group, Inc. - Class A	107,482	0.1
4,248 (1)	Casella Waste Systems, Inc. - Class A	411,929	0.2
3,300 (1)	CBIZ, Inc.	105,864	0.1
3,521 (1)	CECO Environmental Corp.	319,496	0.2
5,879 (1)	Centuri Holdings, Inc.	177,781	0.1
1,150 (1)	Cimpress PLC	116,955	0.1
856 (1)	Civeo Corp.	29,960	0.0
23,849 (1)(2)	Clarivate PLC	51,514	0.0
2,148	Columbus McKinnon Corp.	32,499	0.0
2,891	Concentrix Corp.	64,773	0.0
1,746 (1)	Concrete Pumping Holdings, Inc.	21,039	0.0
11,814 (1)	Conduent, Inc.	17,248	0.0
3,226 (1)	Construction Partners, Inc. - Class A	383,152	0.2
6,563 (1)	CoreCivic, Inc.	199,384	0.1
3,265	Costamare, Inc.	45,775	0.0
1,115	Covenant Logistics Group, Inc.	49,261	0.0
424	CRA International, Inc.	60,335	0.0
1,081	CSW Industrials, Inc.	300,842	0.1
4,364 (1)	Custom Truck One Source, Inc.	51,539	0.0
3,004	Deluxe Corp.	71,736	0.0
867 (1)	Distribution Solutions Group, Inc.	23,712	0.0
1,620	Douglas Dynamics, Inc.	87,399	0.0
935 (1)	Ducommun, Inc.	173,171	0.1
874 (1)	DXP Enterprises, Inc.	147,479	0.1
688 (1)	Elmet Group Co.	13,581	0.0
3,648 (1)	Energy Recovery, Inc.	32,905	0.0
9,505 (1)	Energy Vault Holdings, Inc.	44,769	0.0
3,508	Enerpac Tool Group Corp.	125,797	0.1
2,489	EnerSys	581,978	0.3
1,862	Ennis, Inc.	39,568	0.0
13,520 (1)(2)	Enovix Corp.	82,066	0.0
1,433	EnPro Industries, Inc.	540,141	0.3
1,788 (1)	Enviri Corp.	39,247	0.0
23,017 (1)(2)	Eos Energy Enterprises, Inc.	135,340	0.1
1,759	ESCO Technologies, Inc.	615,720	0.3
7,703 (1)	Eve Holding, Inc.	19,335	0.0
3,243	Exponent, Inc.	190,559	0.1
1,904 (1)(2)	Falcon’s Beyond Global, Inc. - Class A	34,120	0.0
4,060	Federal Signal Corp.	521,669	0.2
5,318 (1)	Firefly Aerospace, Inc.	156,349	0.1
5,396 (1)(2)	First Advantage Corp.	97,398	0.1
5,830 (1)	Fluence Energy, Inc.	115,900	0.1
9,606 (1)	Fluor Corp.	503,258	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
1,574 (1)	Forward Air Corp.	$21,265	0.0
778 (1)	Franklin Covey Co.	19,084	0.0
2,532	Franklin Electric Co., Inc.	271,405	0.1
4,255 (1)	Frontier Group Holdings, Inc.	33,657	0.0
7,838	FTAI Infrastructure, Inc.	36,368	0.0
3,631 (1)	FuelCell Energy, Inc.	130,752	0.1
2,382	GATX Corp.	422,067	0.2
2,359	Genco Shipping & Trading Ltd.	58,456	0.0
8,537 (1)	GEO Group, Inc.	252,268	0.1
2,033 (1)	Gibraltar Industries, Inc.	91,688	0.1
1,173	Global Industrial Co.	39,249	0.0
1,472	Gorman-Rupp Co.	135,041	0.1
727 (1)	Graham Corp.	89,995	0.0
2,941	Granite Construction, Inc.	464,913	0.2
2,036	Greenbrier Cos., Inc.	99,784	0.1
2,578	Griffon Corp.	251,432	0.1
4,667 (1)	Healthcare Services Group, Inc.	114,622	0.1
2,968	Heartland Express, Inc.	45,173	0.0
2,237	Helios Technologies, Inc.	199,652	0.1
2,233	Herc Holdings, Inc.	320,078	0.2
8,649 (1)(2)	Hertz Global Holdings, Inc.	19,590	0.0
13,555 (1)	Hillman Solutions Corp.	114,404	0.1
2,372	Himalaya Shipping Ltd.	31,690	0.0
4,810	HNI Corp.	194,372	0.1
3,938	Hub Group, Inc. - Class A	172,445	0.1
3,196 (1)	Hudson Technologies, Inc.	18,345	0.0
1,102 (1)	Huron Consulting Group, Inc.	99,356	0.1
8,681 (1)	Hyliion Holdings Corp.	45,228	0.0
878	Hyster-Yale Materials Handling, Inc.	30,783	0.0
761 (1)	IBEX Holdings Ltd.	23,112	0.0
1,214	ICF International, Inc.	88,452	0.0
2,116 (1)	Innodata, Inc.	159,927	0.1
1,054 (1)	Innovative Solutions and Support, Inc.	18,972	0.0
2,470	Insperity, Inc.	102,036	0.1
1,300	Insteel Industries, Inc.	39,260	0.0
3,911	Interface, Inc.	140,170	0.1
8,525 (1)(2)	Intuitive Machines, Inc.	182,350	0.1
9,083 (1)	Janus International Group, Inc.	50,411	0.0
22,925 (1)	JetBlue Airways Corp.	131,360	0.1
45,112 (1)	Joby Aviation, Inc.	402,399	0.2
3,527	John Bean Technologies Corp.	511,415	0.2
796	Kadant, Inc.	250,127	0.1

See Accompanying Notes to Financial Statements

90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,355	Kelly Services, Inc. - Class A	$28,919	0.0
5,145	Kennametal, Inc.	180,332	0.1
1,188	Kforce, Inc.	55,741	0.0
3,413	Korn Ferry	227,238	0.1
742 (1)	L B Foster Co. - Class A	33,516	0.0
8,179 (1)	Legalzoom.com, Inc.	50,137	0.0
3,916 (1)	Legence Corp. - Class A	333,761	0.2
755 (1)	Limbach Holdings, Inc.	58,135	0.0
692	Lindsay Corp.	85,670	0.0
1,652 (1)	Liquidity Services, Inc.	64,626	0.0
2,368	LSI Industries, Inc.	62,941	0.0
2,124	Luxfer Holdings PLC	38,317	0.0
2,755 (1)	Manitowoc Co., Inc.	38,267	0.0
3,122	ManpowerGroup, Inc.	105,430	0.1
3,966	Marten Transport Ltd.	68,810	0.0
13,546 (1)	Masterbrand, Inc.	139,388	0.1
2,066 (1)	Matrix Service Co.	28,304	0.0
2,029	Matson, Inc.	390,035	0.2
2,130	Matthews International Corp. - Class A	57,340	0.0
3,588	Maximus, Inc.	192,891	0.1
1,013 (1)	Mayville Engineering Co., Inc.	37,947	0.0
1,649	McGrath RentCorp	199,578	0.1
3,750 (1)	Mercury Systems, Inc.	458,738	0.2
14,989 (1)(2)	Microvast Holdings, Inc.	17,537	0.0
847	Miller Industries, Inc.	43,324	0.0
4,581	MillerKnoll, Inc.	93,727	0.1
1,366 (1)	Mistras Group, Inc.	23,864	0.0
2,339 (1)	Montrose Environmental Group, Inc.	47,271	0.0
1,900	Moog, Inc. - Class A	805,296	0.4
10,367	Mueller Water Products, Inc. - Class A	267,780	0.1
1,041 (1)	MYR Group, Inc.	520,916	0.2
2,938 (1)	NANO Nuclear Energy, Inc.	62,109	0.0
372	National Presto Industries, Inc.	46,496	0.0
5,706 (1)	Newpark Resources, Inc.	90,782	0.0
649 (1)	Northwest Pipe Co.	97,311	0.1
12,498 (1)	NOW, Inc.	162,099	0.1
21,713 (1)	NuScale Power Corp.	217,781	0.1
7,092 (1)	OPENLANE, Inc.	292,474	0.1
2,768 (1)	Orion Group Holdings, Inc.	46,558	0.0
2,593 (1)	Palladyne AI Corp.	15,765	0.0
1,331	Park Aerospace Corp.	50,791	0.0
830	Park-Ohio Holdings Corp.	31,914	0.0
1,407 (1)	Perma-Fix Environmental Services, Inc.	20,106	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,773	Pitney Bowes, Inc.	$171,223	0.1
91,309 (1)(2)	Plug Power, Inc.	247,447	0.1
593 (1)	Power Solutions International, Inc.	23,062	0.0
173	Preformed Line Products Co.	71,027	0.0
1,897 (1)	Proficient Auto Logistics, Inc.	12,919	0.0
1,650 (1)	Proto Labs, Inc.	134,492	0.1
2,449	Quad/Graphics, Inc.	20,645	0.0
3,227	Quanex Building Products Corp.	60,087	0.0
3,025 (1)	Radiant Logistics, Inc.	28,617	0.0
7,422 (1)(2)	Red Cat Holdings, Inc.	79,044	0.0
13,033 (1)	Redwire Corp.	159,394	0.1
1,072 (1)	Republic Airways Holdings, Inc.	22,523	0.0
9,165 (1)	Resideo Technologies, Inc.	285,032	0.1
270 (1)	Resolute Holdings Management, Inc.	39,023	0.0
12,659 (1)(2)	Richtech Robotics, Inc. - Class B	26,710	0.0
4,248	Rush Enterprises, Inc. - Class A	310,040	0.2
468	Rush Enterprises, Inc. - Class B	35,802	0.0
11,174 (1)	RXO, Inc.	308,291	0.2
4,725	Safe Bulkers, Inc.	29,815	0.0
6,399 (1)	Satellogic, Inc. - Class A	36,602	0.0
18,917 (1)	SES AI Corp.	18,164	0.0
11,435 (1)	Shoals Technologies Group, Inc. - Class A	113,207	0.1
5,593 (1)	Sidus Space, Inc. - Class A	15,716	0.0
2,671 (1)	SkyWest, Inc.	265,310	0.1
2,044 (1)(2)	Spire Global, Inc.	38,018	0.0
806	Standex International Corp.	288,282	0.1
15,569 (1)	Sunrun, Inc.	208,313	0.1
12,178 (1)	T1 Energy, Inc.	115,447	0.1
832 (1)	TAT Technologies Ltd.	40,127	0.0
1,733	Tecnoglass, Inc.	81,122	0.0
1,206	Tennant Co.	105,573	0.1
7,660	Terex Corp.	554,507	0.3
3,974 (1)	Titan International, Inc.	30,640	0.0
1,591 (1)	Titan Machinery, Inc.	33,602	0.0
641 (1)	Transcat, Inc.	59,466	0.0
1,902	TriNet Group, Inc.	94,130	0.1
5,379	Trinity Industries, Inc.	186,006	0.1
2,307 (1)	TrueBlue, Inc.	16,080	0.0
3,060	Tutor Perini Corp.	253,888	0.1
937	Twin Disc, Inc.	21,738	0.0
3,758	UFP Industries, Inc.	341,001	0.2
972	UniFirst Corp.	257,055	0.1
7,967 (1)	Upwork, Inc.	66,604	0.0
1,942 (1)	V2X, Inc.	144,796	0.1
1,112 (1)	Velo3D, Inc.	19,516	0.0

See Accompanying Notes to Financial Statements

91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
10,259 (1)	Verra Mobility Corp.	$43,601	0.0
6,264 (1)	Vestis Corp.	90,953	0.1
6,512 (1)(2)	Virgin Galactic Holdings, Inc.	18,820	0.0
3,466 (1)	Voyager Technologies, Inc. - Class A	111,779	0.1
1,883	VSE Corp.	430,266	0.2
2,774	Wabash National Corp.	37,449	0.0
3,981	Werner Enterprises, Inc.	173,611	0.1
973 (1)	Willdan Group, Inc.	76,964	0.0
258	Willis Lease Finance Corp.	59,030	0.0
2,113	Worthington Industries, Inc.	113,595	0.1
3,087 (1)	Xometry, Inc. - Class A	297,957	0.1
1,282 (1)(2)	York Space Systems, Inc.	31,563	0.0
10,013	Zurn Elkay Water Solutions Corp.	505,957	0.2
		32,126,962	14.8

	Information Technology: 14.2%
10,265 (1)	8x8, Inc.	17,553	0.0
2,190 (1)	908 Devices, Inc.	19,053	0.0
4,846	A10 Networks, Inc.	181,047	0.1
6,860 (1)	ACI Worldwide, Inc.	344,989	0.2
3,593 (1)	ACM Research, Inc. - Class A	455,916	0.2
7,428	Adeia, Inc.	244,604	0.1
5,145 (1)	ADTRAN Holdings, Inc.	71,515	0.0
2,038 (1)	Aehr Test Systems	195,770	0.1
898 (1)(2)	Aeluma, Inc.	19,828	0.0
2,479 (1)	Aeva Technologies, Inc.	71,197	0.0
1,771 (1)	Agilysys, Inc.	185,069	0.1
3,187 (1)	Alarm.com Holdings, Inc.	148,897	0.1
4,618 (1)(2)	Alkami Technology, Inc.	83,678	0.0
1,663 (1)	Alpha & Omega Semiconductor Ltd.	78,710	0.0
2,840 (1)	Ambarella, Inc.	243,672	0.1
1,245 (1)	Ambiq Micro, Inc.	109,933	0.1
6,758 (1)	Amplitude, Inc. - Class A	51,699	0.0
859 (1)	Amtech Systems, Inc.	19,826	0.0
2,725 (1)	Appian Corp. - Class A	62,402	0.0
7,302 (1)	Arlo Technologies, Inc.	98,431	0.1
2,348 (1)	Arteris, Inc.	114,089	0.1
6,725 (1)	Asana, Inc. - Class A	47,075	0.0
2,755 (1)	ASGN, Inc.	49,232	0.0
2,608 (1)	Atomera, Inc.	22,716	0.0
11,545 (1)	AvePoint, Inc.	129,419	0.1
879 (1)	Aviat Networks, Inc.	19,514	0.0
2,089 (1)	Axcelis Technologies, Inc.	395,761	0.2
4,159 (1)	AXT, Inc.	299,781	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
3,973 (1)	Backblaze, Inc. - Class A	$63,012	0.0
1,976	Badger Meter, Inc.	293,199	0.1
911	Bel Fuse, Inc. - Class B	303,399	0.1
2,604	Belden, Inc.	312,246	0.2
2,402	Benchmark Electronics, Inc.	237,005	0.1
32,683 (1)(2)	BigBear.ai Holdings, Inc.	119,947	0.1
6,643 (1)	BigCommerce Holdings, Inc.	19,663	0.0
22,105 (1)	Bit Digital, Inc.	39,789	0.0
8,659 (1)	Bitdeer Technologies Group - Class A	137,418	0.1
220 (1)	BK Technologies Corp.	18,916	0.0
2,476 (1)	Blackbaud, Inc.	73,339	0.0
3,374 (1)	Blackline, Inc.	94,708	0.1
13,477 (1)	Blend Labs, Inc. - Class A	23,046	0.0
9,130 (1)	Box, Inc. - Class A	242,310	0.1
6,426 (1)	Braze, Inc. - Class A	139,380	0.1
9,278 (1)	C3.ai, Inc. - Class A	84,337	0.0
3,932 (1)	Calix, Inc.	146,742	0.1
3,288 (1)	Canadian Solar, Inc.	52,674	0.0
3,056 (1)	Cerence, Inc.	34,594	0.0
1,866 (1)	CEVA, Inc.	88,001	0.0
22,604 (1)	Cipher Mining, Inc.	553,798	0.3
16,830 (1)	Cleanspark, Inc.	244,876	0.1
6,355	Clear Secure, Inc. - Class A	354,164	0.2
792 (1)	Clearfield, Inc.	31,514	0.0
1,203	Climb Global Solutions, Inc.	27,922	0.0
3,118 (1)	Cohu, Inc.	230,451	0.1
14,670	CommScope Holding Co., Inc.	187,483	0.1
2,977 (1)	CommVault Systems, Inc.	421,930	0.2
12,061 (2)	CompoSecure, Inc. - Class A	191,167	0.1
1,276 (1)	Consensus Cloud Solutions, Inc.	48,679	0.0
20,898 (1)	Core Scientific, Inc.	534,780	0.3
3,168 (1)	Corsair Gaming, Inc.	30,635	0.0
3,338	Crane Holdings Co.	170,772	0.1
1,938	CTS Corp.	126,338	0.1
91 (1)	Daily Journal Corp.	54,708	0.0
2,742 (1)	Daktronics, Inc.	53,633	0.0
1,495 (1)(2)	Diebold Nixdorf, Inc.	127,105	0.1
2,523 (1)	Digi International, Inc.	189,099	0.1
7,540 (1)	Digital Turbine, Inc.	97,266	0.1
3,068 (1)	Diodes, Inc.	335,762	0.2
9,392 (1)	DoubleVerify Holdings, Inc.	101,809	0.1
1,899 (1)	Duos Technologies Group, Inc.	22,788	0.0
24,574 (1)	D-Wave Quantum, Inc.	589,530	0.3
11,635 (1)	DXC Technology Co.	102,970	0.1

See Accompanying Notes to Financial Statements

92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,325 (1)	Eastman Kodak Co.	$40,006	0.0
1,763	ePlus, Inc.	146,734	0.1
1,215 (1)(2)	EverCommerce, Inc.	12,223	0.0
1,304 (1)	Everspin Technologies, Inc.	31,531	0.0
11,080 (1)	Evolv Technologies Holdings, Inc.	64,264	0.0
8,625 (1)	Extreme Networks, Inc.	279,191	0.1
10,230 (1)	Fastly, Inc. - Class A	187,823	0.1
5,093 (1)	Five9, Inc.	108,583	0.1
4,448 (1)	Forward Industries, Inc.	18,771	0.0
468 (1)	Frequency Electronics, Inc.	31,052	0.0
14,142 (1)	Freshworks, Inc. - Class A	143,117	0.1
2,907 (1)	Globant SA	84,129	0.0
4,972 (1)	Grid Dynamics Holdings, Inc.	28,241	0.0
2,228 (1)	GSI Technology, Inc.	17,222	0.0
1,993	Hackett Group, Inc.	21,465	0.0
7,353 (1)	Harmonic, Inc.	120,074	0.1
6,876 (1)	Hut 8 Corp.	793,800	0.4
1,612 (1)	I3 Verticals, Inc. - Class A	34,432	0.0
2,342 (1)	Ichor Holdings Ltd.	262,960	0.1
2,093	Immersion Corp.	14,170	0.0
1,953 (1)	Impinj, Inc.	279,728	0.1
14,512 (1)(2)	indie Semiconductor, Inc. - Class A	65,159	0.0
7,825 (1)(2)	Infleqtion, Inc.	104,229	0.1
1,913 (1)	Insight Enterprises, Inc.	233,003	0.1
3,822 (1)	Intapp, Inc.	96,353	0.1
1,738 (2)	InterDigital, Inc.	492,080	0.2
2,942 (1)	Itron, Inc.	254,571	0.1
7,274 (1)	JFrog Ltd.	661,061	0.3
39,303 (1)	Keel Infrastructure Corp.	225,599	0.1
1,783 (1)	Kimball Electronics, Inc.	45,645	0.0
5,724 (1)	Knowles Corp.	237,431	0.1
11,791 (1)	Kopin Corp.	52,824	0.0
3,453	Kulicke & Soffa Industries, Inc.	461,873	0.2
2,630 (1)	Lantronix, Inc.	15,464	0.0
1,274 (1)(2)	Life360, Inc.	70,529	0.0
3,729 (1)	LightPath Technologies, Inc. - Class A	60,969	0.0
10,742 (1)	Lightwave Logic, Inc.	101,619	0.1
4,148 (1)	LiveRamp Holdings, Inc.	156,131	0.1
25,795 (1)	Marathon Digital Holdings, Inc.	358,292	0.2
5,765 (1)	MaxLinear, Inc.	738,093	0.3
4,560 (1)(2)	Mercurity Fintech Holding, Inc.	19,927	0.0
2,409	Methode Electronics, Inc.	45,699	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
16,092 (1)	Mirion Technologies, Inc.	$288,530	0.1
3,097 (1)	Mitek Systems, Inc.	62,343	0.0
298 (1)	M-Tron Industries, Inc.	29,547	0.0
5,564 (1)	N-able, Inc.	20,420	0.0
2,337	Napco Security Technologies, Inc.	88,759	0.0
12,267 (1)	Navitas Semiconductor Corp.	219,825	0.1
7,159 (1)	nCino, Inc.	117,050	0.1
4,894 (1)	NCR Atleos Corp.	212,448	0.1
9,529 (1)	NCR Corp.	77,852	0.0
1,822 (1)	NETGEAR, Inc.	42,544	0.0
4,749 (1)	NetScout Systems, Inc.	206,819	0.1
6,790 (1)	NextNav, Inc.	121,066	0.1
3,728 (1)	nLight, Inc.	259,543	0.1
2,413 (1)	Novanta, Inc.	391,485	0.2
341	NVE Corp.	35,652	0.0
32,459 (1)	Ondas, Inc.	267,462	0.1
1,522 (1)	One Stop Systems, Inc.	27,670	0.0
2,656	OneSpan, Inc.	38,114	0.0
1,916 (1)	Ooma, Inc.	36,825	0.0
1,064 (1)	OSI Systems, Inc.	232,697	0.1
4,172 (1)	Ouster, Inc.	260,833	0.1
5,587 (1)	PagerDuty, Inc.	53,915	0.0
2,874 (1)	PAR Technology Corp.	50,065	0.0
773	PC Connection, Inc.	56,421	0.0
2,221 (1)	PDF Solutions, Inc.	157,225	0.1
3,344 (1)	Penguin Solutions, Inc.	254,177	0.1
3,879 (1)	Photronics, Inc.	126,184	0.1
1,801 (1)	Plexus Corp.	541,507	0.3
6,567 (1)	Porch Group, Inc.	98,768	0.1
3,729	Power Integrations, Inc.	312,341	0.2
9,094 (1)	Powerfleet, Inc. NJ	34,830	0.0
2,842 (1)	Progress Software Corp.	95,434	0.1
4,246 (1)	Q2 Holdings, Inc.	204,233	0.1
2,420 (1)	Qualys, Inc.	332,726	0.2
13,692 (1)(2)	Quantum Computing, Inc.	132,812	0.1
1,197 (1)	QuickLogic Corp.	23,904	0.0
6,176 (1)	Rackspace Technology, Inc.	40,329	0.0
4,672 (1)	Rapid7, Inc.	37,843	0.0
3,819 (1)	REalloys, Inc.	55,185	0.0
819 (1)	Red Violet, Inc.	52,187	0.0
634 (1)	RF Industries Ltd.	13,447	0.0
7,596 (1)	Ribbon Communications, Inc.	17,775	0.0
979	Richardson Electronics Ltd./United States	18,611	0.0
22,303 (1)	Rigetti Computing, Inc.	430,894	0.2
4,183 (1)	Rimini Street, Inc.	17,820	0.0
23,763 (1)	Riot Platforms, Inc.	650,631	0.3
1,207 (1)	Rogers Corp.	197,622	0.1
1,463 (1)	ScanSource, Inc.	76,208	0.0

See Accompanying Notes to Financial Statements

93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,107 (1)	ServiceTitan, Inc. - Class A	$290,406	0.1
290 (1)(2)	SharonAI Holdings, Inc.	24,551	0.0
2,199 (1)	Silicon Laboratories, Inc.	480,613	0.2
2,491 (1)	SkyWater Technology, Inc.	86,737	0.0
13,779 (1)	SmartRent, Inc.	16,397	0.0
26,587 (1)(2)	SoundHound AI, Inc. - Class A	172,018	0.1
7,893 (1)	Sprinklr, Inc. - Class A	40,728	0.0
4,173 (1)	Sprout Social, Inc. - Class A	31,506	0.0
2,486 (1)	SPS Commerce, Inc.	142,125	0.1
2,591 (1)	Synaptics, Inc.	321,880	0.2
4,283 (1)	Telos Corp.	19,702	0.0
7,657 (1)	Tenable Holdings, Inc.	282,390	0.1
6,349 (1)	Teradata Corp.	219,993	0.1
1,684 (1)	TSS, Inc.	20,713	0.0
1,152 (1)	Turtle Beach Corp.	14,342	0.0
3,001 (1)	Ultra Clean Holdings, Inc.	427,913	0.2
5,464 (1)	Unisys Corp.	19,998	0.0
3,052 (1)	Unusual Machines, Inc.	68,060	0.0
7,617 (1)	Varonis Systems, Inc.	319,609	0.2
4,012 (1)	Veeco Instruments, Inc.	304,110	0.1
5,038 (1)	Vertex, Inc. - Class A	57,836	0.0
3,664 (1)	Via Transportation, Inc. - Class A	66,465	0.0
1,409 (1)	Viant Technology, Inc. - Class A	17,838	0.0
8,457 (1)	Viasat, Inc.	759,523	0.4
8,187	Vishay Intertechnology, Inc.	440,297	0.2
816 (1)	Vishay Precision Group, Inc.	122,327	0.1
5,028 (1)	Vuzix Corp.	14,581	0.0
4,950 (1)	Weave Communications, Inc.	29,650	0.0
765 (1)(2)	Whitefiber, Inc.	29,720	0.0
1,924 (1)	Wolfspeed, Inc.	92,833	0.1
3,483 (1)	Workiva, Inc.	168,960	0.1
8,353	Xerox Holdings Corp.	26,145	0.0
3,502 (1)	Xperi, Inc.	28,821	0.0
6,592 (1)	Yext, Inc.	30,785	0.0
15,111 (1)	Zeta Global Holdings Corp. - Class A	297,384	0.1
		30,957,881	14.2

	Materials: 4.2%
1,898	AdvanSix, Inc.	37,732	0.0
714 (1)	Alpha Metallurgical Resources, Inc.	117,767	0.1
5,116 (1)	Alto Ingredients, Inc.	29,161	0.0
8,774 (1)	American Battery Technology Co.	24,830	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
1,277 (1)	Ampco-Pittsburgh Corp.	$11,046	0.0
9,914	Ardagh Metal Packaging SA	46,992	0.0
3,094	Ashland, Inc.	203,864	0.1
7,878 (1)	ASP Isotopes, Inc.	49,001	0.0
4,768 (1)	Aspen Aerogels, Inc.	30,229	0.0
6,200	Avient Corp.	229,152	0.1
2,172	Balchem Corp.	366,959	0.2
3,458	Cabot Corp.	314,056	0.2
1,177 (2)	Caledonia Mining Corp. PLC	22,481	0.0
4,659 (1)	Century Aluminum Co.	214,361	0.1
10,256	Chemours Co.	210,453	0.1
1,283 (1)	Clearwater Paper Corp.	20,117	0.0
7,436	Commercial Metals Co.	466,609	0.2
2,153 (1)	Compass Minerals International, Inc.	67,023	0.0
8,940 (1)	Constellium SE	284,918	0.1
1,823 (1)	Contango ORE, Inc.	28,785	0.0
4,513 (1)(2)	Critical Metals Corp.	46,258	0.0
8,248 (1)	Dakota Gold Corp.	35,136	0.0
7,390 (1)	Ecovyst, Inc.	92,005	0.1
2,552 (2)	Elemental Royalty Corp.	44,558	0.0
8,518	Ferroglobe PLC	27,087	0.0
1,062 (1)	Flotek Industries, Inc.	24,978	0.0
8,522	FMC Corp.	98,003	0.1
514	Friedman Industries, Inc.	16,541	0.0
11,909 (1)	Gold Resource Corp.	15,005	0.0
1,922	Greif, Inc. - Class A	143,170	0.1
1,314	Hawkins, Inc.	186,719	0.1
3,696	HB Fuller Co.	215,440	0.1
11,201	Huntsman Corp.	118,955	0.1
3,647 (1)	Hycroft Mining Holding Corp. - Class A	85,340	0.1
1,048 (1)	Idaho Strategic Resources, Inc.	34,322	0.0
2,407 (1)	Ingevity Corp.	179,731	0.1
1,669	Innospec, Inc.	135,840	0.1
806 (1)	Intrepid Potash, Inc.	26,421	0.0
8,149 (1)	Ivanhoe Electric, Inc. / US	78,312	0.0
1,092	Kaiser Aluminum Corp.	213,628	0.1
3,873 (1)	Knife River Corp.	323,976	0.2
1,303	Koppers Holdings, Inc.	58,505	0.0
4,121 (1)	LSB Industries, Inc.	44,548	0.0
2,376 (1)	Magnera Corp.	27,918	0.0
1,393	Materion Corp.	414,264	0.2
3,890	Mativ Holdings, Inc.	29,447	0.0
3,511 (1)	McEwen, Inc.	63,654	0.0
2,104	Minerals Technologies, Inc.	155,633	0.1
2,610	Myers Industries, Inc.	92,159	0.1
9,632 (1)	NioCorp Developments Ltd.	46,426	0.0

See Accompanying Notes to Financial Statements

94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
23,301 (1)	Novagold Resources, Inc.	$139,107	0.1
10,391 (1)	O-I Glass, Inc.	100,065	0.1
4,156	Orion SA	27,554	0.0
10,144 (1)	Perimeter Solutions, Inc.	361,634	0.2
5,738 (1)	Perpetua Resources Corp.	119,121	0.1
9,786 (1)	PureCycle Technologies, Inc.	79,364	0.0
932	Quaker Chemical Corp.	148,067	0.1
3,298 (1)	Ramaco Resources, Inc. - Class A	43,633	0.0
3,509 (1)	Ranpak Holdings Corp.	25,651	0.0
4,460 (1)	Rayonier Advanced Materials, Inc.	35,056	0.0
3,042	Ryerson Holding Corp.	74,864	0.0
2,865	Sensient Technologies Corp.	353,226	0.2
14,682 (1)	SSR Mining, Inc.	415,207	0.2
1,529	Stepan Co.	85,196	0.1
5,795	SunCoke Energy, Inc.	46,650	0.0
2,241	Sylvamo Corp.	84,710	0.1
2,516 (1)	TimkenSteel Corp.	47,024	0.0
2,069	Titan America SA	38,608	0.0
2,146 (1)	Tredegar Corp.	17,082	0.0
1,846	TriMas Corp.	83,125	0.0
8,070	Tronox Holdings PLC	50,841	0.0
8,926 (1)(2)	United States Antimony Corp.	64,803	0.0
740	United States Lime & Minerals, Inc.	77,456	0.0
1,103 (1)	US Gold Corp.	16,909	0.0
12,922 (1)	USA Rare Earth, Inc.	278,857	0.1
10,460 (1)	Vista Gold Corp.	19,979	0.0
4,734 (2)	Vox Royalty Corp.	22,392	0.0
3,528	Warrior Met Coal, Inc.	286,332	0.1
2,230	Worthington Steel, Inc.	74,883	0.0
		9,066,911	4.2

	Real Estate: 5.7%
8,973	Acadia Realty Trust	187,625	0.1
156	Alexander’s, Inc.	42,987	0.0
3,511	American Assets Trust, Inc.	86,687	0.1
14,181	Apple Hospitality REIT, Inc.	238,383	0.1
5,607	Armada Hoffler Properties, Inc.	39,698	0.0
13,005	Brandywine Realty Trust	41,226	0.0
12,519	Broadstone Net Lease, Inc.	258,768	0.1
15,036	CareTrust REIT, Inc.	606,703	0.3
1,356	CBL & Associates Properties, Inc.	71,990	0.0
1,173	Centerspace	65,911	0.0
3,511	Chatham Lodging Trust	46,451	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
2,145	Community Healthcare Trust, Inc.	$39,211	0.0
47,954 (1)	Compass, Inc. - Class A	591,273	0.3
7,606	COPT Defense Properties	276,782	0.1
2,346	CTO Realty Growth, Inc.	50,462	0.0
6,585	Curbline Properties Corp.	200,184	0.1
16,234 (1)	Cushman & Wakefield Ltd.	217,373	0.1
13,808	DiamondRock Hospitality Co.	168,181	0.1
15,278	Diversified Healthcare Trust	142,085	0.1
10,935 (2)	Douglas Emmett, Inc.	129,033	0.1
3,039	Easterly Government Properties, Inc.	75,762	0.0
10,135	Empire State Realty Trust, Inc. - Class A	54,830	0.0
14,404	Essential Properties Realty Trust, Inc.	429,959	0.2
6,887	eXp World Holdings, Inc.	37,259	0.0
3,345	Farmland Partners, Inc.	32,380	0.0
1,481 (1)	Forestar Group, Inc.	46,874	0.0
7,282	Four Corners Property Trust, Inc.	178,773	0.1
1,884 (2)	FrontView REIT, Inc.	38,113	0.0
1,121 (1)	FRP Holdings, Inc.	28,014	0.0
3,920	Getty Realty Corp.	130,771	0.1
3,588	Gladstone Commercial Corp.	44,132	0.0
3,072 (2)	Gladstone Land Corp.	26,204	0.0
943 (2)	Global Medical REIT, Inc.	35,381	0.0
12,766	Global Net Lease, Inc.	114,128	0.1
7,375	Highwoods Properties, Inc.	222,430	0.1
3,679 (1)	Hudson Pacific Properties, Inc.	55,884	0.0
15,582	Independence Realty Trust, Inc.	260,064	0.1
4,214	Industrial Logistics Properties Trust	37,378	0.0
1,905	Innovative Industrial Properties, Inc.	118,072	0.1
5,149	InvenTrust Properties Corp.	182,275	0.1
4,290 (2)	JBG SMITH Properties	62,934	0.0
13,407	Kite Realty Group Trust	380,491	0.2
3,871	L.P. Industrial Trust	208,569	0.1
3,306	LTC Properties, Inc.	127,116	0.1
18,995	Macerich Co.	478,484	0.2
1,768	Marcus & Millichap, Inc.	55,109	0.0

See Accompanying Notes to Financial Statements

95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
3,215	National Health Investors, Inc.	$245,176	0.1
3,093 (1)	National Healthcare Properties, Inc.	45,312	0.0
1,807	NET Lease Office Properties	20,112	0.0
6,508 (2)	NetSTREIT Corp.	137,514	0.1
10,852	Newmark Group, Inc. - Class A	163,974	0.1
3,320 (2)	NexPoint Diversified Real Estate Trust	17,231	0.0
1,734	NexPoint Residential Trust, Inc.	48,413	0.0
1,845	One Liberty Properties, Inc.	45,055	0.0
62,756 (1)	Opendoor Technologies, Inc.	289,933	0.1
10,724	Outfront Media, Inc.	351,318	0.2
12,436	Park Hotels & Resorts, Inc.	177,213	0.1
7,554	Pebblebrook Hotel Trust	146,623	0.1
8,347	Phillips Edison & Co., Inc.	347,402	0.2
9,052 (1)	Piedmont Office Realty Trust, Inc. - Class A	82,826	0.0
2,091	Postal Realty Trust, Inc. - Class A	51,522	0.0
12,082 (1)	Real Brokerage, Inc.	21,989	0.0
8,663	RLJ Lodging Trust	102,657	0.1
1,312 (2)	RMR Group, Inc. - Class A	26,935	0.0
4,153	Ryman Hospitality Properties, Inc.	533,868	0.3
16,796	Sabra Health Care REIT, Inc.	327,690	0.2
4,025	Safehold, Inc.	63,192	0.0
1,214	Saul Centers, Inc.	45,391	0.0
40,268	Service Properties Trust	68,053	0.0
3,968	SITE Centers Corp.	15,753	0.0
4,849	SL Green Realty Corp.	251,033	0.1
3,797	Smartstop Self Storage REIT, Inc.	123,402	0.1
2,639	St Joe Co.	165,281	0.1
7,487	Summit Hotel Properties, Inc.	52,484	0.0
12,137	Sunstone Hotel Investors, Inc.	138,969	0.1
7,568	Tanger Factory Outlet Centers, Inc.	298,709	0.1
1,837 (1)	Tejon Ranch Co.	34,352	0.0
7,029	Terreno Realty Corp.	455,268	0.2
5,655	UMH Properties, Inc.	85,617	0.1
995	Universal Health Realty Income Trust	43,641	0.0
8,609	Urban Edge Properties	196,974	0.1
3,377	Whitestone REIT	64,028	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
6,434	Xenia Hotels & Resorts, Inc.	$130,996	0.1
		12,378,305	5.7

	Utilities: 2.6%
2,581	American States Water Co.	213,268	0.1
5,496	Avista Corp.	224,841	0.1
5,107	Black Hills Corp.	379,961	0.2
8,429	Brookfield Infrastructure Corp. - Class A	324,517	0.2
4,684 (1)	Cadiz, Inc.	19,579	0.0
3,998	California Water Service Group	194,503	0.1
1,647	Chesapeake Utilities Corp.	201,725	0.1
1,178	Consolidated Water Co. Ltd.	34,751	0.0
2,218	Genie Energy Ltd. - Class B	32,050	0.0
2,464 (1)	Hallador Energy Co.	42,849	0.0
11,161 (1)	Hawaiian Electric Industries, Inc.	151,008	0.1
2,524	MGE Energy, Inc.	205,807	0.1
1,327	Middlesex Water Co.	74,524	0.0
6,848	New Jersey Resources Corp.	383,762	0.2
2,945	Northwest Natural Holding Co.	144,482	0.1
4,143	NorthWestern Corp.	296,722	0.1
4,139	ONE Gas, Inc.	318,993	0.1
4,197	Ormat Technologies, Inc.	457,053	0.2
2,607	Otter Tail Corp.	234,578	0.1
6,735	PNM Resources, Inc.	382,413	0.2
7,751	Portland General Electric Co.	401,734	0.2
2,091 (1)	Pure Cycle Corp.	22,395	0.0
2,282 (2)	SJW Group	138,677	0.1
4,877	Southwest Gas Holdings, Inc.	432,492	0.2
3,873	Spire, Inc.	302,443	0.1
1,347	Unitil Corp.	70,973	0.0
1,282	York Water Co.	39,293	0.0
		5,725,393	2.6

	Total Common Stock (Cost $153,489,830)	214,314,597	98.6

RIGHTS: 0.0%
	Health Care: 0.0%
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	3,409	0.0

See Accompanying Notes to Financial Statements

96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
	Health Care: (continued)
3,559 (3)(4)	Inhibrx, Inc. CVR	$14,628	0.0
		21,408	0.0

	Total Rights (Cost $—)	21,408	0.0

WARRANTS: 0.0%
	Health Care: 0.0%
165	Pulse Biosciences, Inc.	1,977	0.0

	Total Warrants (Cost $—)	1,977	0.0

	Total Long-Term Investments (Cost $153,489,830)	214,337,982	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Repurchase Agreements: 2.6%
1,202,668 (5)	Citigroup Global Markets Inc., Repurchase Agreement dated 06/30/2026, 3.640%, due 07/01/2026 (Repurchase Amount $1,202,788, collateralized by various U.S. Government Securities, 4.125%, Market Value plus accrued interest $1,226,722, due 03/31/29)	1,202,668	0.6
1,516,428 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,516,580, collateralized by various U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,546,757, due 04/07/28-06/20/56)	1,516,428	0.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,528,977 (5)	Jefferies LLC, Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,529,130, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $1,559,557, due 12/17/26-05/15/51)	$1,528,977	0.7
1,350,438 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/30/2026, 3.650%, due 07/01/2026 (Repurchase Amount $1,350,573, collateralized by various U.S. Government/U.S. Government Agency Obligations, 3.000%-6.500%, Market Value plus accrued interest $1,377,623, due 05/01/31-05/01/56)	1,350,438	0.6
	Total Repurchase Agreements (Cost $5,598,511)	5,598,511	2.6

	Time Deposits: 0.4%
166,969 (5)	Credit Agricole Corporate and Investment Bank, 3.600%, 07/01/2026	166,969	0.0
166,969 (5)	DZ Bank AG, 3.610%, 07/01/2026	166,969	0.1
166,969 (5)	Landesbank Hessen Thueringen Girozentrale, 3.630%, 07/01/2026	166,969	0.1
166,969 (5)	Mizuho Bank Ltd., 3.620%, 07/01/2026	166,969	0.0
166,969 (5)	Royal Bank of Canada, 3.670%, 07/01/2026	166,969	0.1
166,969 (5)	Societe Generale S.A., 3.630%, 07/01/2026	166,969	0.1
	Total Time Deposits (Cost $1,001,814)	1,001,814	0.4

See Accompanying Notes to Financial Statements

97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
2,619,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.560% (Cost $2,619,000)	$2,619,000	1.2

	Total Short-Term Investments (Cost $9,219,325)	$9,219,325	4.2

	Total Investments in Securities (Cost $162,709,155)	$223,557,307	102.8
	Liabilities in Excess of Other Assets	(6,067,067)	(2.8)
	Net Assets	$217,490,240	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2026, the Portfolio held restricted securities with a fair value of $24,555 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2026.

See Accompanying Notes to Financial Statements

98

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2026
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,118,712	$—	$—	$5,118,712
Consumer Discretionary	20,086,846	—	—	20,086,846
Consumer Staples	4,196,607	—	—	4,196,607
Energy	12,313,724	—	—	12,313,724
Financials	39,448,881	—	—	39,448,881
Health Care	42,891,228	—	3,147	42,894,375
Industrials	32,126,962	—	—	32,126,962
Information Technology	30,957,881	—	—	30,957,881
Materials	9,066,911	—	—	9,066,911
Real Estate	12,378,305	—	—	12,378,305
Utilities	5,725,393	—	—	5,725,393
Total Common Stock	214,311,450	—	3,147	214,314,597
Rights	—	—	21,408	21,408
Warrants	—	1,977	—	1,977
Short-Term Investments	2,619,000	6,600,325	—	9,219,325
Total Investments, at fair value	$216,930,450	$6,602,302	$24,555	$223,557,307
Other Financial Instruments+
Futures	146,578	—	—	146,578
Total Assets	$217,077,028	$6,602,302	$24,555	$223,703,885

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2026, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Akero Therapeutics, Inc.	12/10/2025	$—	$3,147
Cartesian Therapeutics, Inc. CVR	12/12/2023	—	3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc. CVR	5/31/2024	—	14,628
		$—	$24,555

At June 30, 2026, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
E-mini Russell 2000 Index	23	09/18/26	$3,502,440	$146,578
			$3,502,440	$146,578

See Accompanying Notes to Financial Statements

99

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2026 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$146,578
Total Asset Derivatives		$146,578

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$615,616
Total	$615,616

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$306,929
Total	$306,929

At June 30, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $165,113,355.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$72,982,529
Gross Unrealized Depreciation	(14,391,999)
Net Unrealized Appreciation	$58,590,530

See Accompanying Notes to Financial Statements

100

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221493 (0626)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7. Aggregate amount of $190,316.32 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 8, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 8, 2026